UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number
811-21977
Invesco Exchange-Traded Fund Trust II
(Exact name of registrant as specified in charter)

3500 Lacey Road Downers Grove, IL 60515
(Address of principal executive offices) (Zip code)
Brian Hartigan, President
3500 Lacey Road
Downers Grove, IL 60515
Registrant's telephone number, including area code:
(800) 983-0903
Date of fiscal year end:
October 31
Date of reporting period:
April 30, 2025
Item 1. Reports to Stockholders.
(a) The Registrant's semi-annual report transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940, as amended (the "Act") is as follows:

Invesco 0-5 Yr US TIPS ETF
PBTP | Cboe BZX Exchange, Inc.
SEMI-ANNUAL SHAREHOLDER REPORT | April 30, 2025
This semi-annual shareholder report contains important information about Invesco 0-5 Yr US TIPS ETF (the “Fund”) for the period November 1, 2024 to April 30, 2025. You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 983-0903.
What Were The Fund Costs For The Last Six Months ?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco 0-5 Yr US TIPS ETF	$4	0.07%
*	Annualized.
What Are Key Statistics About The Fund?
(as of April 30, 2025)
Fund net assets	$56,537,993
Total number of portfolio holdings	27
Portfolio turnover rate	19%
What Comprised The Fund's Holdings?
(as of April 30, 2025)
Top ten holdings*
(% of net assets)
U.S. Treasury Inflation - Indexed Notes, 0.63%, 01/15/2026	5.08%
U.S. Treasury Inflation - Indexed Notes, 0.38%, 07/15/2025	4.96%
U.S. Treasury Inflation - Indexed Notes, 0.38%, 01/15/2027	4.52%
U.S. Treasury Inflation - Indexed Notes, 0.50%, 01/15/2028	4.45%
U.S. Treasury Inflation - Indexed Notes, 0.13%, 07/15/2026	4.40%
U.S. Treasury Inflation - Indexed Notes, 0.13%, 04/15/2026	4.33%
U.S. Treasury Inflation - Indexed Notes, 1.63%, 10/15/2029	4.33%
U.S. Treasury Inflation - Indexed Notes, 0.13%, 01/15/2030	4.32%
U.S. Treasury Inflation - Indexed Notes, 0.38%, 07/15/2027	4.30%
U.S. Treasury Inflation - Indexed Notes, 0.25%, 07/15/2029	4.29%
* Excluding money market fund holdings, if any.
Duration allocation
(% of net assets)
Where Can I Find More Information?
You can find more information about the Fund, including the Fund's prospectus, financial information, and holdings at invesco.com/reports. Additionally, the Fund's proxy voting information can be found at invesco.com/proxy-voting.
What Should I Know About Delivery Of Important Regulatory Documents?
Only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact your broker-dealer.
For additional information, please scan the QR code at the left to navigate to additional material at invesco.com/reports.
P-PBTP-SAR
Invesco 0-5 Yr US TIPS ETF

Invesco Alerian Galaxy Blockchain Users and Decentralized Commerce ETF
BLKC | Cboe BZX Exchange, Inc.
SEMI-ANNUAL SHAREHOLDER REPORT | April 30, 2025
This semi-annual shareholder report contains important information about Invesco Alerian Galaxy Blockchain Users and Decentralized Commerce ETF (the “Fund”) for the period November 1, 2024 to April 30, 2025. You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 983-0903.
What Were The Fund Costs For The Last Six Months ?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco Alerian Galaxy Blockchain Users and Decentralized Commerce ETF	$31	0.60%
*	Annualized.

What Are Key Statistics About The Fund?
(as of April 30, 2025)
Fund net assets	$2,927,790
Total number of portfolio holdings	75
Portfolio turnover rate	48%
What Comprised The Fund's Holdings?
(as of April 30, 2025)
Top ten holdings*
(% of net assets)
iShares Bitcoin Trust ETF	8.14%
Fidelity Wise Origin Bitcoin Fund	2.83%
Grayscale Bitcoin Trust ETF	2.35%
Sol Strategies, Inc.	1.89%
Galaxy Digital Holdings Ltd., Class H	1.76%
MicroStrategy, Inc., Class A	1.60%
Bitfarms Ltd.	1.47%
Cipher Mining, Inc.	1.46%
Bitdeer Technologies Group	1.43%
Terawulf, Inc.	1.41%
* Excluding money market fund holdings, if any.
Sector allocation
(% of net assets)
Where Can I Find More Information?
You can find more information about the Fund, including the Fund's prospectus, financial information, and holdings at invesco.com/reports. Additionally, the Fund's proxy voting information can be found at invesco.com/proxy-voting.
What Should I Know About Delivery Of Important Regulatory Documents?
Only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact your broker-dealer.
For additional information, please scan the QR code at the left to navigate to additional material at invesco.com/reports.
P-BLKC-SAR
Invesco Alerian Galaxy Blockchain Users and Decentralized Commerce ETF

Invesco Alerian Galaxy Crypto Economy ETF
SATO | Cboe BZX Exchange, Inc.
SEMI-ANNUAL SHAREHOLDER REPORT | April 30, 2025
This semi-annual shareholder report contains important information about Invesco Alerian Galaxy Crypto Economy ETF (the “Fund”) for the period November 1, 2024 to April 30, 2025. You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 983-0903.
What Were The Fund Costs For The Last Six Months ?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco Alerian Galaxy Crypto Economy ETF	$30	0.60%
*	Annualized.
What Are Key Statistics About The Fund?
(as of April 30, 2025)
Fund net assets	$9,022,878
Total number of portfolio holdings	54
Portfolio turnover rate	75%
What Comprised The Fund's Holdings?
(as of April 30, 2025)
Top ten holdings*
(% of net assets)
iShares Bitcoin Trust ETF	7.94%
Sol Strategies, Inc.	3.57%
Galaxy Digital Holdings Ltd., Class H	3.34%
MicroStrategy, Inc., Class A	3.01%
Bitfarms Ltd.	2.79%
Cipher Mining, Inc.	2.77%
Fidelity Wise Origin Bitcoin Fund	2.75%
Bitdeer Technologies Group	2.71%
Terawulf, Inc.	2.68%
Boyaa Interactive International Ltd.	2.66%
* Excluding money market fund holdings, if any.
Sector allocation
(% of net assets)
Where Can I Find More Information?
You can find more information about the Fund, including the Fund's prospectus, financial information, and holdings at invesco.com/reports. Additionally, the Fund's proxy voting information can be found at invesco.com/proxy-voting.
What Should I Know About Delivery Of Important Regulatory Documents?
Only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact your broker-dealer.
For additional information, please scan the QR code at the left to navigate to additional material at invesco.com/reports.
P-SATO-SAR
Invesco Alerian Galaxy Crypto Economy ETF

Invesco China Technology ETF
CQQQ | NYSE Arca, Inc.
SEMI-ANNUAL SHAREHOLDER REPORT | April 30, 2025
This semi-annual shareholder report contains important information about Invesco China Technology ETF (the “Fund”) for the period November 1, 2024 to April 30, 2025. You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 983-0903.
What Were The Fund Costs For The Last Six Months ?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco China Technology ETF	$33	0.65%
*	Annualized.
What Are Key Statistics About The Fund?
(as of April 30, 2025)
Fund net assets	$949,241,947
Total number of portfolio holdings	156
Portfolio turnover rate	27%
What Comprised The Fund's Holdings?
(as of April 30, 2025)
Top ten holdings*
(% of net assets)
Tencent Holdings Ltd.	10.53%
PDD Holdings, Inc., ADR	7.95%
Meituan, B Shares	7.70%
Baidu, Inc., A Shares	7.55%
Kuaishou Technology	5.47%
Sunny Optical Technology Group Co. Ltd.	3.59%
Bilibili, Inc., Z Shares	3.27%
Kingdee International Software Group Co. Ltd.	3.23%
SenseTime Group, Inc., B Shares	3.22%
Kingsoft Corp. Ltd.	2.68%
* Excluding money market fund holdings, if any.
Industry allocation
(% of net assets)
Where Can I Find More Information?
You can find more information about the Fund, including the Fund's prospectus, financial information, and holdings at invesco.com/reports. Additionally, the Fund's proxy voting information can be found at invesco.com/proxy-voting.
What Should I Know About Delivery Of Important Regulatory Documents?
Only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact your broker-dealer.
For additional information, please scan the QR code at the left to navigate to additional material at invesco.com/reports.
P-CQQQ-SAR
Invesco China Technology ETF

Invesco Dorsey Wright Developed Markets Momentum ETF
PIZ | The Nasdaq Stock Market LLC
SEMI-ANNUAL SHAREHOLDER REPORT | April 30, 2025
This semi-annual shareholder report contains important information about Invesco Dorsey Wright Developed Markets Momentum ETF (the “Fund”) for the period November 1, 2024 to April 30, 2025. You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 983-0903.
What Were The Fund Costs For The Last Six Months ?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco Dorsey Wright Developed Markets Momentum ETF	$42	0.80%
*	Annualized.
What Are Key Statistics About The Fund?
(as of April 30, 2025)
Fund net assets	$265,207,031
Total number of portfolio holdings	102
Portfolio turnover rate	60%
What Comprised The Fund's Holdings?
(as of April 30, 2025)
Top ten holdings*
(% of net assets)
Constellation Software, Inc.	3.16%
Flughafen Zureich AG	2.92%
Rheinmetall AG	2.86%
Hanwha Aerospace Co. Ltd.	2.84%
Dollarama, Inc.	2.70%
Halma PLC	2.58%
Singapore Exchange Ltd.	2.47%
Mizrahi Tefahot Bank Ltd.	2.30%
Schindler Holding AG, PC	2.21%
Kongsberg Gruppen ASA	1.86%
* Excluding money market fund holdings, if any.
Sector allocation
(% of net assets)
Where Can I Find More Information?
You can find more information about the Fund, including the Fund's prospectus, financial information, and holdings at invesco.com/reports. Additionally, the Fund's proxy voting information can be found at invesco.com/proxy-voting.
What Should I Know About Delivery Of Important Regulatory Documents?
Only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact your broker-dealer.
For additional information, please scan the QR code at the left to navigate to additional material at invesco.com/reports.
P-PIZ-SAR
Invesco Dorsey Wright Developed Markets Momentum ETF

Invesco Dorsey Wright Emerging Markets Momentum ETF
PIE | The Nasdaq Stock Market LLC
SEMI-ANNUAL SHAREHOLDER REPORT | April 30, 2025
This semi-annual shareholder report contains important information about Invesco Dorsey Wright Emerging Markets Momentum ETF (the “Fund”) for the period November 1, 2024 to April 30, 2025. You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 983-0903.
What Were The Fund Costs For The Last Six Months ?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco Dorsey Wright Emerging Markets Momentum ETF	$43	0.90%
*	Annualized.
What Are Key Statistics About The Fund?
(as of April 30, 2025)
Fund net assets	$84,760,497
Total number of portfolio holdings	103
Portfolio turnover rate	97%
What Comprised The Fund's Holdings?
(as of April 30, 2025)
Top ten holdings*
(% of net assets)
Pop Mart International Group Ltd.	3.60%
Taiwan Semiconductor Manufacturing Co. Ltd.	2.81%
Topco Scientific Co. Ltd.	2.66%
L&K Engineering Co. Ltd.	2.60%
Gentera S.A.B. de C.V.	2.57%
Sinbon Electronics Co. Ltd.	2.56%
Advancetek Enterprise Co. Ltd.	2.51%
Qualitas Controladora S.A.B. de C.V.	2.36%
Fortress REIT Ltd.	2.35%
QL Resources Bhd.	2.27%
* Excluding money market fund holdings, if any.
Sector allocation
(% of net assets)
Where Can I Find More Information?
You can find more information about the Fund, including the Fund's prospectus, financial information, and holdings at invesco.com/reports. Additionally, the Fund's proxy voting information can be found at invesco.com/proxy-voting.
What Should I Know About Delivery Of Important Regulatory Documents?
Only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact your broker-dealer.
For additional information, please scan the QR code at the left to navigate to additional material at invesco.com/reports.
P-PIE-SAR
Invesco Dorsey Wright Emerging Markets Momentum ETF

Invesco Emerging Markets Sovereign Debt ETF
PCY | NYSE Arca, Inc.
SEMI-ANNUAL SHAREHOLDER REPORT | April 30, 2025
This semi-annual shareholder report contains important information about Invesco Emerging Markets Sovereign Debt ETF (the “Fund”) for the period November 1, 2024 to April 30, 2025. You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 983-0903.
What Were The Fund Costs For The Last Six Months ?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco Emerging Markets Sovereign Debt ETF	$25	0.50%
*	Annualized.
What Are Key Statistics About The Fund?
(as of April 30, 2025)
Fund net assets	$1,167,409,108
Total number of portfolio holdings	98
Portfolio turnover rate	12%
What Comprised The Fund's Holdings?
(as of April 30, 2025)
Top ten holdings*
(% of net assets)
Pakistan Government International Bond, 7.38%, 04/08/2031	1.39%
Pakistan Government International Bond, 8.88%, 04/08/2051	1.33%
Serbia International Bond, 2.13%, 12/01/2030	1.10%
Guatemala Government Bond, 6.55%, 02/06/2037	1.08%
Philippine Government International Bond, 3.20%, 07/06/2046	1.08%
Republic of Uzbekistan International Bond, 3.70%, 11/25/2030	1.08%
Panama Government International Bond, 6.40%, 02/14/2035	1.08%
Brazilian Government International Bond, 5.63%, 02/21/2047	1.07%
China Government International Bond, 4.00%, 10/19/2048	1.07%
Jordan Government International Bond, 7.50%, 01/13/2029	1.07%
* Excluding money market fund holdings, if any.
Sector allocation
(% of net assets)
Where Can I Find More Information?
You can find more information about the Fund, including the Fund's prospectus, financial information, and holdings at invesco.com/reports. Additionally, the Fund's proxy voting information can be found at invesco.com/proxy-voting.
What Should I Know About Delivery Of Important Regulatory Documents?
Only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact your broker-dealer.
For additional information, please scan the QR code at the left to navigate to additional material at invesco.com/reports.
P-PCY-SAR
Invesco Emerging Markets Sovereign Debt ETF

Invesco Global Clean Energy ETF
PBD | NYSE Arca, Inc.
SEMI-ANNUAL SHAREHOLDER REPORT | April 30, 2025
This semi-annual shareholder report contains important information about Invesco Global Clean Energy ETF (the “Fund”) for the period November 1, 2024 to April 30, 2025. You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 983-0903.
What Were The Fund Costs For The Last Six Months ?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco Global Clean Energy ETF	$35	0.75%
*	Annualized.
What Are Key Statistics About The Fund?
(as of April 30, 2025)
Fund net assets	$64,809,139
Total number of portfolio holdings	111
Portfolio turnover rate	26%
What Comprised The Fund's Holdings?
(as of April 30, 2025)
Top ten holdings*
(% of net assets)
Elia Group S.A./N.V.	1.96%
Innergex Renewable Energy, Inc.	1.87%
Nordex SE	1.53%
Alfen N.V.	1.42%
Grenergy Renovables S.A.	1.39%
SPIE S.A.	1.38%
Acciona S.A.	1.24%
NKT A/S	1.22%
Boralex, Inc., Class A	1.21%
Terna S.p.A.	1.19%
* Excluding money market fund holdings, if any.
Sub-industry allocation
(% of net assets)
Where Can I Find More Information?
You can find more information about the Fund, including the Fund's prospectus, financial information, and holdings at invesco.com/reports. Additionally, the Fund's proxy voting information can be found at invesco.com/proxy-voting.
What Should I Know About Delivery Of Important Regulatory Documents?
Only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact your broker-dealer.
For additional information, please scan the QR code at the left to navigate to additional material at invesco.com/reports.
P-PBD-SAR
Invesco Global Clean Energy ETF

Invesco Global ex-US High Yield Corporate Bond ETF
PGHY | NYSE Arca, Inc.
SEMI-ANNUAL SHAREHOLDER REPORT | April 30, 2025
This semi-annual shareholder report contains important information about Invesco Global ex-US High Yield Corporate Bond ETF (the “Fund”) for the period November 1, 2024 to April 30, 2025. You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 983-0903.
What Were The Fund Costs For The Last Six Months ?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco Global ex-US High Yield Corporate Bond ETF	$17	0.35%
*	Annualized.
What Are Key Statistics About The Fund?
(as of April 30, 2025)
Fund net assets	$153,931,060
Total number of portfolio holdings	560
Portfolio turnover rate	16%
What Comprised The Fund's Holdings?
(as of April 30, 2025)
Top ten holdings*
(% of net assets)
Industrial and Commercial Bank of China Ltd., 3.20%	1.44%
Samarco Mineracao S.A., 9.00% PIK Rate, 0.50% Cash Rate, 9.50%, 06/30/2031	0.96%
1011778 BC ULC/New Red Finance, Inc., 4.00%, 10/15/2030	0.69%
Teva Pharmaceutical Finance Netherlands III B.V., 3.15%, 10/01/2026	0.66%
Bank of Communications Co. Ltd., 3.80%	0.55%
Nissan Motor Co. Ltd., 4.35%, 09/17/2027	0.54%
Nissan Motor Co. Ltd., 4.81%, 09/17/2030	0.52%
Vodafone Group PLC, 7.00%, 04/04/2079	0.52%
Connect Finco S.a.r.l./Connect US Finco LLC, 9.00%, 09/15/2029	0.49%
Rakuten Group, Inc., 9.75%, 04/15/2029	0.48%
* Excluding money market fund holdings, if any.
Sector allocation
(% of net assets)
Where Can I Find More Information?
You can find more information about the Fund, including the Fund's prospectus, financial information, and holdings at invesco.com/reports. Additionally, the Fund's proxy voting information can be found at invesco.com/proxy-voting.
What Should I Know About Delivery Of Important Regulatory Documents?
Only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact your broker-dealer.
For additional information, please scan the QR code at the left to navigate to additional material at invesco.com/reports.
P-PGHY-SAR
Invesco Global ex-US High Yield Corporate Bond ETF

Invesco Global Water ETF
PIO | The Nasdaq Stock Market LLC
SEMI-ANNUAL SHAREHOLDER REPORT | April 30, 2025
This semi-annual shareholder report contains important information about Invesco Global Water ETF (the “Fund”) for the period November 1, 2024 to April 30, 2025. You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 983-0903.
What Were The Fund Costs For The Last Six Months ?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco Global Water ETF	$38	0.75%
*	Annualized.
What Are Key Statistics About The Fund?
(as of April 30, 2025)
Fund net assets	$254,823,893
Total number of portfolio holdings	41
Portfolio turnover rate	15%
What Comprised The Fund's Holdings?
(as of April 30, 2025)
Top ten holdings*
(% of net assets)
Pentair PLC	7.52%
Roper Technologies, Inc.	7.48%
Ecolab, Inc.	7.29%
Veolia Environnement S.A.	6.27%
Nomura Micro Science Co. Ltd.	5.02%
Cia de Saneamento Basico do Estado de Sao Paulo SABESP	4.85%
Geberit AG	4.64%
American Water Works Co., Inc.	3.96%
Waters Corp.	3.60%
Ebara Corp.	3.58%
* Excluding money market fund holdings, if any.
Sector allocation
(% of net assets)
Where Can I Find More Information?
You can find more information about the Fund, including the Fund's prospectus, financial information, and holdings at invesco.com/reports. Additionally, the Fund's proxy voting information can be found at invesco.com/proxy-voting.
What Should I Know About Delivery Of Important Regulatory Documents?
Only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact your broker-dealer.
For additional information, please scan the QR code at the left to navigate to additional material at invesco.com/reports.
P-PIO-SAR
Invesco Global Water ETF

Invesco International BuyBack AchieversTM ETF
IPKW | The Nasdaq Stock Market LLC
SEMI-ANNUAL SHAREHOLDER REPORT | April 30, 2025
This semi-annual shareholder report contains important information about Invesco International BuyBack AchieversTM ETF (the “Fund”) for the period November 1, 2024 to April 30, 2025. You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 983-0903.
What Were The Fund Costs For The Last Six Months ?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco International BuyBack AchieversTM ETF	$29	0.55%
*	Annualized.
What Are Key Statistics About The Fund?
(as of April 30, 2025)
Fund net assets	$161,903,872
Total number of portfolio holdings	128
Portfolio turnover rate	42%
What Comprised The Fund's Holdings?
(as of April 30, 2025)
Top ten holdings*
(% of net assets)
SAP SE	5.57%
UniCredit S.p.A.	5.26%
Prosus N.V.	5.13%
HSBC Holdings PLC	4.96%
Alibaba Group Holding Ltd.	4.55%
Shell PLC	4.45%
TotalEnergies SE	4.44%
BP PLC	4.12%
BAE Systems PLC	2.89%
NatWest Group PLC	2.77%
* Excluding money market fund holdings, if any.
Sector allocation
(% of net assets)
Where Can I Find More Information?
You can find more information about the Fund, including the Fund's prospectus, financial information, and holdings at invesco.com/reports. Additionally, the Fund's proxy voting information can be found at invesco.com/proxy-voting.
What Should I Know About Delivery Of Important Regulatory Documents?
Only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact your broker-dealer.
For additional information, please scan the QR code at the left to navigate to additional material at invesco.com/reports.
P-IPKW-SAR
Invesco International BuyBack AchieversTM ETF

Invesco International Corporate Bond ETF
PICB | NYSE Arca, Inc.
SEMI-ANNUAL SHAREHOLDER REPORT | April 30, 2025
This semi-annual shareholder report contains important information about Invesco International Corporate Bond ETF (the “Fund”) for the period November 1, 2024 to April 30, 2025. You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 983-0903.
What Were The Fund Costs For The Last Six Months ?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco International Corporate Bond ETF	$26	0.50%
*	Annualized.
What Are Key Statistics About The Fund?
(as of April 30, 2025)
Fund net assets	$143,586,223
Total number of portfolio holdings	574
Portfolio turnover rate	16%
What Comprised The Fund's Holdings?
(as of April 30, 2025)
Top ten holdings*
(% of net assets)
Electricite de France S.A., 6.13%, 06/02/2034	0.62%
Toronto-Dominion Bank (The), 4.21%, 06/01/2027	0.62%
Toronto-Dominion Bank (The), 4.68%, 01/08/2029	0.55%
Royal Bank of Canada, 4.63%, 05/01/2028	0.55%
Bank of Montreal, 4.71%, 12/07/2027	0.55%
Bank of Montreal, 4.31%, 06/01/2027	0.54%
Electricite de France S.A., 5.50%, 10/17/2041	0.50%
Enel Finance International N.V., 5.75%, 09/14/2040	0.50%
Barclays PLC, 3.25%, 02/12/2027	0.50%
Electricite de France S.A., 6.00%, 01/23/2114	0.49%
* Excluding money market fund holdings, if any.
Sector allocation
(% of net assets)
Where Can I Find More Information?
You can find more information about the Fund, including the Fund's prospectus, financial information, and holdings at invesco.com/reports. Additionally, the Fund's proxy voting information can be found at invesco.com/proxy-voting.
What Should I Know About Delivery Of Important Regulatory Documents?
Only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact your broker-dealer.
For additional information, please scan the QR code at the left to navigate to additional material at invesco.com/reports.
P-PICB-SAR
Invesco International Corporate Bond ETF

Invesco MSCI Global Climate 500 ETF
KLMT | NYSE Arca, Inc.
SEMI-ANNUAL SHAREHOLDER REPORT | April 30, 2025
This semi-annual shareholder report contains important information about Invesco MSCI Global Climate 500 ETF (the “Fund”) for the period November 1, 2024 to April 30, 2025. You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 983-0903.
What Were The Fund Costs For The Last Six Months ?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco MSCI Global Climate 500 ETF	$5	0.10%
*	Annualized.
What Are Key Statistics About The Fund?
(as of April 30, 2025)
Fund net assets	$1,173,614,406
Total number of portfolio holdings	503
Portfolio turnover rate	10%
What Comprised The Fund's Holdings?
(as of April 30, 2025)
Top ten holdings*
(% of net assets)
Apple, Inc.	4.29%
Microsoft Corp.	3.72%
NVIDIA Corp.	3.53%
Amazon.com, Inc.	2.31%
Meta Platforms, Inc., Class A	1.61%
Alphabet, Inc., Class A	1.47%
Broadcom, Inc.	1.15%
Tesla, Inc.	1.08%
Eli Lilly and Co.	0.98%
Taiwan Semiconductor Manufacturing Co. Ltd.	0.95%
* Excluding money market fund holdings, if any.
Sector allocation
(% of net assets)
Where Can I Find More Information?
You can find more information about the Fund, including the Fund's prospectus, financial information, and holdings at invesco.com/reports. Additionally, the Fund's proxy voting information can be found at invesco.com/proxy-voting.
What Should I Know About Delivery Of Important Regulatory Documents?
Only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact your broker-dealer.
For additional information, please scan the QR code at the left to navigate to additional material at invesco.com/reports.
P-KLMT-SAR
Invesco MSCI Global Climate 500 ETF

Invesco MSCI Global Timber ETF
CUT | NYSE Arca, Inc.
SEMI-ANNUAL SHAREHOLDER REPORT | April 30, 2025
This semi-annual shareholder report contains important information about Invesco MSCI Global Timber ETF (the “Fund”) for the period November 1, 2024 to April 30, 2025. You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 983-0903.
What Were The Fund Costs For The Last Six Months ?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco MSCI Global Timber ETF	$35	0.74%†
*	Annualized.
†	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
What Are Key Statistics About The Fund?
(as of April 30, 2025)
Fund net assets	$45,942,370
Total number of portfolio holdings	66
Portfolio turnover rate	20%
What Comprised The Fund's Holdings?
(as of April 30, 2025)
Top ten holdings*
(% of net assets)
Amcor PLC	7.89%
Avery Dennison Corp.	5.14%
Svenska Cellulosa AB S.C.A., Class B	4.85%
Packaging Corp. of America	4.83%
Weyerhaeuser Co.	4.81%
UPM-Kymmene OYJ	4.73%
Graphic Packaging Holding Co.	4.68%
International Paper Co.	4.40%
Smurfit WestRock PLC	4.19%
Mondi PLC	4.14%
* Excluding money market fund holdings, if any.
Sector allocation
(% of net assets)
Where Can I Find More Information?
You can find more information about the Fund, including the Fund's prospectus, financial information, and holdings at invesco.com/reports. Additionally, the Fund's proxy voting information can be found at invesco.com/proxy-voting.
What Should I Know About Delivery Of Important Regulatory Documents?
Only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact your broker-dealer.
For additional information, please scan the QR code at the left to navigate to additional material at invesco.com/reports.
P-CUT-SAR
Invesco MSCI Global Timber ETF

Invesco MSCI Green Building ETF
GBLD | NYSE Arca, Inc.
SEMI-ANNUAL SHAREHOLDER REPORT | April 30, 2025
This semi-annual shareholder report contains important information about Invesco MSCI Green Building ETF (the “Fund”) for the period November 1, 2024 to April 30, 2025. You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 983-0903.
What Were The Fund Costs For The Last Six Months ?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco MSCI Green Building ETF	$19	0.39%
*	Annualized.
What Are Key Statistics About The Fund?
(as of April 30, 2025)
Fund net assets	$4,953,697
Total number of portfolio holdings	97
Portfolio turnover rate	17%
What Comprised The Fund's Holdings?
(as of April 30, 2025)
Top ten holdings*
(% of net assets)
Alexandria Real Estate Equities, Inc.	4.49%
Swiss Prime Site AG	4.31%
Unibail-Rodamco-Westfield	4.05%
CapitaLand Integrated Commercial Trust	3.78%
BXP, Inc.	3.77%
Klepierre S.A.	3.11%
CapitaLand Ascendas REIT	3.00%
Nippon Building Fund, Inc.	2.78%
Vicinity Ltd.	2.30%
Vornado Realty Trust	2.25%
* Excluding money market fund holdings, if any.
Sector allocation
(% of net assets)
Where Can I Find More Information?
You can find more information about the Fund, including the Fund's prospectus, financial information, and holdings at invesco.com/reports. Additionally, the Fund's proxy voting information can be found at invesco.com/proxy-voting.
What Should I Know About Delivery Of Important Regulatory Documents?
Only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact your broker-dealer.
For additional information, please scan the QR code at the left to navigate to additional material at invesco.com/reports.
P-GBLD-SAR
Invesco MSCI Green Building ETF

Invesco RAFI Developed Markets ex-U.S. ETF
PXF | NYSE Arca, Inc.
SEMI-ANNUAL SHAREHOLDER REPORT | April 30, 2025
This semi-annual shareholder report contains important information about Invesco RAFI Developed Markets ex-U.S. ETF (the “Fund”), formerly Invesco FTSE RAFI Developed Markets ex-U.S. ETF, for the period November 1, 2024 to April 30, 2025. You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 983-0903.
What Were The Fund Costs For The Last Six Months ?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco RAFI Developed Markets ex-U.S. ETF	$23	0.45%
*	Annualized.
What Are Key Statistics About The Fund?
(as of April 30, 2025)
Fund net assets	$1,909,315,468
Total number of portfolio holdings	1,139
Portfolio turnover rate	7%
What Comprised The Fund's Holdings?
(as of April 30, 2025)
Top ten holdings*
(% of net assets)
Shell PLC	2.06%
Samsung Electronics Co. Ltd.	1.38%
HSBC Holdings PLC	1.10%
TotalEnergies SE	1.08%
Toyota Motor Corp.	1.07%
Roche Holding AG	0.96%
Allianz SE	0.90%
Nestle S.A.	0.86%
Banco Santander S.A.	0.82%
BP PLC	0.80%
* Excluding money market fund holdings, if any.
Sector allocation
(% of net assets)
Where Can I Find More Information?
You can find more information about the Fund, including the Fund's prospectus, financial information, and holdings at invesco.com/reports. Additionally, the Fund's proxy voting information can be found at invesco.com/proxy-voting.
What Should I Know About Delivery Of Important Regulatory Documents?
Only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact your broker-dealer.
For additional information, please scan the QR code at the left to navigate to additional material at invesco.com/reports.
P-PXF-SAR
Invesco RAFI Developed Markets ex-U.S. ETF

Invesco RAFI Developed Markets ex-U.S. Small-Mid ETF
PDN | NYSE Arca, Inc.
SEMI-ANNUAL SHAREHOLDER REPORT | April 30, 2025
This semi-annual shareholder report contains important information about Invesco RAFI Developed Markets ex-U.S. Small-Mid ETF (the “Fund”), formerly Invesco FTSE RAFI Developed Markets ex-U.S. Small-Mid ETF, for the period November 1, 2024 to April 30, 2025. You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 983-0903.
What Were The Fund Costs For The Last Six Months ?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco RAFI Developed Markets ex-U.S. Small-Mid ETF	$25	0.49%
*	Annualized.
What Are Key Statistics About The Fund?
(as of April 30, 2025)
Fund net assets	$325,074,334
Total number of portfolio holdings	1,862
Portfolio turnover rate	13%
What Comprised The Fund's Holdings?
(as of April 30, 2025)
Top ten holdings*
(% of net assets)
Hanwha Aerospace Co. Ltd.	0.46%
Doosan Co. Ltd.	0.32%
Auto1 Group SE	0.28%
IAMGOLD Corp.	0.28%
ASICS Corp.	0.26%
Alamos Gold, Inc., Class A	0.25%
Elbit Systems Ltd.	0.24%
Dassault Aviation S.A.	0.22%
Eldorado Gold Corp.	0.22%
Sumitomo Pharma Co. Ltd.	0.21%
* Excluding money market fund holdings, if any.
Sector allocation
(% of net assets)
Where Can I Find More Information?
You can find more information about the Fund, including the Fund's prospectus, financial information, and holdings at invesco.com/reports. Additionally, the Fund's proxy voting information can be found at invesco.com/proxy-voting.
What Should I Know About Delivery Of Important Regulatory Documents?
Only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact your broker-dealer.
For additional information, please scan the QR code at the left to navigate to additional material at invesco.com/reports.
P-PDN-SAR
Invesco RAFI Developed Markets ex-U.S. Small-Mid ETF

Invesco RAFI Emerging Markets ETF
PXH | NYSE Arca, Inc.
SEMI-ANNUAL SHAREHOLDER REPORT | April 30, 2025
This semi-annual shareholder report contains important information about Invesco RAFI Emerging Markets ETF (the “Fund”), formerly Invesco FTSE RAFI Emerging Markets ETF, for the period November 1, 2024 to April 30, 2025. You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 983-0903.
What Were The Fund Costs For The Last Six Months ?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco RAFI Emerging Markets ETF	$24	0.48%†
*	Annualized.
†	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
What Are Key Statistics About The Fund?
(as of April 30, 2025)
Fund net assets	$1,236,127,641
Total number of portfolio holdings	442
Portfolio turnover rate	13%
What Comprised The Fund's Holdings?
(as of April 30, 2025)
Top ten holdings*
(% of net assets)
Alibaba Group Holding Ltd.	5.32%
Taiwan Semiconductor Manufacturing Co. Ltd.	5.29%
Tencent Holdings Ltd.	3.53%
Petroleo Brasileiro S.A., Preference Shares	2.96%
Industrial & Commercial Bank of China Ltd., H Shares	2.87%
China Construction Bank Corp., H Shares	2.81%
Ping An Insurance (Group) Co. of China Ltd., H Shares	2.47%
Bank of China Ltd., H Shares	2.13%
Vale S.A.	1.89%
Xiaomi Corp., B Shares	1.59%
* Excluding money market fund holdings, if any.
Sector allocation
(% of net assets)
Where Can I Find More Information?
You can find more information about the Fund, including the Fund's prospectus, financial information, and holdings at invesco.com/reports. Additionally, the Fund's proxy voting information can be found at invesco.com/proxy-voting.
What Should I Know About Delivery Of Important Regulatory Documents?
Only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact your broker-dealer.
For additional information, please scan the QR code at the left to navigate to additional material at invesco.com/reports.
P-PXH-SAR
Invesco RAFI Emerging Markets ETF

Invesco S&P Emerging Markets Low Volatility ETF
EELV | NYSE Arca, Inc.
SEMI-ANNUAL SHAREHOLDER REPORT | April 30, 2025
This semi-annual shareholder report contains important information about Invesco S&P Emerging Markets Low Volatility ETF (the “Fund”) for the period November 1, 2024 to April 30, 2025. You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 983-0903.
What Were The Fund Costs For The Last Six Months ?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco S&P Emerging Markets Low Volatility ETF	$15	0.29%
*	Annualized.
What Are Key Statistics About The Fund?
(as of April 30, 2025)
Fund net assets	$372,882,155
Total number of portfolio holdings	205
Portfolio turnover rate	36%
What Comprised The Fund's Holdings?
(as of April 30, 2025)
Top ten holdings*
(% of net assets)
Kuwait Finance House K.S.C.P.	1.04%
Tisco Financial Group PCL, NVDR	0.96%
Chunghwa Telecom Co. Ltd.	0.93%
Saudi Arabian Oil Co.	0.87%
Chang Hwa Commercial Bank Ltd.	0.87%
Malayan Banking Bhd.	0.85%
Hong Leong Bank Bhd.	0.82%
Borouge PLC	0.80%
Taiwan High Speed Rail Corp.	0.79%
Taiwan Cooperative Financial Holding Co. Ltd.	0.78%
* Excluding money market fund holdings, if any.
Sector allocation
(% of net assets)
Where Can I Find More Information?
You can find more information about the Fund, including the Fund's prospectus, financial information, and holdings at invesco.com/reports. Additionally, the Fund's proxy voting information can be found at invesco.com/proxy-voting.
What Should I Know About Delivery Of Important Regulatory Documents?
Only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact your broker-dealer.
For additional information, please scan the QR code at the left to navigate to additional material at invesco.com/reports.
P-EELV-SAR
Invesco S&P Emerging Markets Low Volatility ETF

Invesco S&P Emerging Markets Momentum ETF
EEMO | NYSE Arca, Inc.
SEMI-ANNUAL SHAREHOLDER REPORT | April 30, 2025
This semi-annual shareholder report contains important information about Invesco S&P Emerging Markets Momentum ETF (the “Fund”) for the period November 1, 2024 to April 30, 2025. You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 983-0903.
What Were The Fund Costs For The Last Six Months ?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco S&P Emerging Markets Momentum ETF	$14	0.29%
*	Annualized.
What Are Key Statistics About The Fund?
(as of April 30, 2025)
Fund net assets	$12,052,619
Total number of portfolio holdings	239
Portfolio turnover rate	66%
What Comprised The Fund's Holdings?
(as of April 30, 2025)
Top ten holdings*
(% of net assets)
Tencent Holdings Ltd.	9.03%
Taiwan Semiconductor Manufacturing Co. Ltd.	8.11%
Xiaomi Corp., B Shares	6.08%
Meituan, B Shares	4.48%
China Construction Bank Corp., H Shares	3.51%
Industrial & Commercial Bank of China Ltd., H Shares	2.27%
Bharti Airtel Ltd.	2.20%
Hon Hai Precision Industry Co. Ltd.	2.18%
Bank of China Ltd., H Shares	2.13%
MediaTek, Inc.	2.07%
* Excluding money market fund holdings, if any.
Sector allocation
(% of net assets)
Where Can I Find More Information?
You can find more information about the Fund, including the Fund's prospectus, financial information, and holdings at invesco.com/reports. Additionally, the Fund's proxy voting information can be found at invesco.com/proxy-voting.
What Should I Know About Delivery Of Important Regulatory Documents?
Only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact your broker-dealer.
For additional information, please scan the QR code at the left to navigate to additional material at invesco.com/reports.
P-EEMO-SAR
Invesco S&P Emerging Markets Momentum ETF

Invesco S&P Global Water Index ETF
CGW | NYSE Arca, Inc.
SEMI-ANNUAL SHAREHOLDER REPORT | April 30, 2025
This semi-annual shareholder report contains important information about Invesco S&P Global Water Index ETF (the “Fund”) for the period November 1, 2024 to April 30, 2025. You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 983-0903.
What Were The Fund Costs For The Last Six Months ?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco S&P Global Water Index ETF	$30	0.59%
*	Annualized.
What Are Key Statistics About The Fund?
(as of April 30, 2025)
Fund net assets	$934,826,168
Total number of portfolio holdings	65
Portfolio turnover rate	9%
What Comprised The Fund's Holdings?
(as of April 30, 2025)
Top ten holdings*
(% of net assets)
Xylem, Inc.	7.84%
American Water Works Co., Inc.	7.60%
Cia de Saneamento Basico do Estado de Sao Paulo SABESP	5.92%
Veralto Corp.	5.67%
Severn Trent PLC	5.21%
United Utilities Group PLC	5.10%
Veolia Environnement S.A.	4.21%
Essential Utilities, Inc.	3.97%
Geberit AG	3.97%
Ecolab, Inc.	3.80%
* Excluding money market fund holdings, if any.
Industry allocation
(% of net assets)
Where Can I Find More Information?
You can find more information about the Fund, including the Fund's prospectus, financial information, and holdings at invesco.com/reports. Additionally, the Fund's proxy voting information can be found at invesco.com/proxy-voting.
What Should I Know About Delivery Of Important Regulatory Documents?
Only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact your broker-dealer.
For additional information, please scan the QR code at the left to navigate to additional material at invesco.com/reports.
P-CGW-SAR
Invesco S&P Global Water Index ETF

Invesco S&P International Developed Low Volatility ETF
IDLV | NYSE Arca, Inc.
SEMI-ANNUAL SHAREHOLDER REPORT | April 30, 2025
This semi-annual shareholder report contains important information about Invesco S&P International Developed Low Volatility ETF (the “Fund”) for the period November 1, 2024 to April 30, 2025. You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 983-0903.
What Were The Fund Costs For The Last Six Months ?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco S&P International Developed Low Volatility ETF	$13	0.25%
*	Annualized.
What Are Key Statistics About The Fund?
(as of April 30, 2025)
Fund net assets	$275,305,242
Total number of portfolio holdings	203
Portfolio turnover rate	26%
What Comprised The Fund's Holdings?
(as of April 30, 2025)
Top ten holdings*
(% of net assets)
Koninklijke KPN N.V.	0.71%
Hydro One Ltd.	0.70%
Danone S.A.	0.68%
Coles Group Ltd.	0.67%
Fortis, Inc.	0.66%
Metro, Inc.	0.65%
Groupe Bruxelles Lambert N.V.	0.65%
Washington H Soul Pattinson & Co. Ltd.	0.64%
Swisscom AG	0.64%
Loblaw Cos. Ltd.	0.63%
* Excluding money market fund holdings, if any.
Sector allocation
(% of net assets)
Where Can I Find More Information?
You can find more information about the Fund, including the Fund's prospectus, financial information, and holdings at invesco.com/reports. Additionally, the Fund's proxy voting information can be found at invesco.com/proxy-voting.
What Should I Know About Delivery Of Important Regulatory Documents?
Only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact your broker-dealer.
For additional information, please scan the QR code at the left to navigate to additional material at invesco.com/reports.
P-IDLV-SAR
Invesco S&P International Developed Low Volatility ETF

Invesco S&P International Developed Momentum ETF
IDMO | NYSE Arca, Inc.
SEMI-ANNUAL SHAREHOLDER REPORT | April 30, 2025
This semi-annual shareholder report contains important information about Invesco S&P International Developed Momentum ETF (the “Fund”) for the period November 1, 2024 to April 30, 2025. You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 983-0903.
What Were The Fund Costs For The Last Six Months ?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco S&P International Developed Momentum ETF	$13	0.25%
*	Annualized.
What Are Key Statistics About The Fund?
(as of April 30, 2025)
Fund net assets	$682,847,331
Total number of portfolio holdings	192
Portfolio turnover rate	49%
What Comprised The Fund's Holdings?
(as of April 30, 2025)
Top ten holdings*
(% of net assets)
SAP SE	5.63%
Royal Bank of Canada	3.11%
HSBC Holdings PLC	3.06%
Deutsche Telekom AG	2.50%
Commonwealth Bank of Australia	2.49%
Allianz SE	2.36%
Spotify Technology S.A.	2.24%
Enbridge, Inc.	2.00%
Rheinmetall AG	1.74%
Rolls-Royce Holdings PLC	1.73%
* Excluding money market fund holdings, if any.
Sector allocation
(% of net assets)
Where Can I Find More Information?
You can find more information about the Fund, including the Fund's prospectus, financial information, and holdings at invesco.com/reports. Additionally, the Fund's proxy voting information can be found at invesco.com/proxy-voting.
What Should I Know About Delivery Of Important Regulatory Documents?
Only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact your broker-dealer.
For additional information, please scan the QR code at the left to navigate to additional material at invesco.com/reports.
P-IDMO-SAR
Invesco S&P International Developed Momentum ETF

Invesco S&P International Developed Quality ETF
IDHQ | NYSE Arca, Inc.
SEMI-ANNUAL SHAREHOLDER REPORT | April 30, 2025
This semi-annual shareholder report contains important information about Invesco S&P International Developed Quality ETF (the “Fund”) for the period November 1, 2024 to April 30, 2025. You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 983-0903.
What Were The Fund Costs For The Last Six Months ?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco S&P International Developed Quality ETF	$15	0.29%
*	Annualized.
What Are Key Statistics About The Fund?
(as of April 30, 2025)
Fund net assets	$408,276,809
Total number of portfolio holdings	196
Portfolio turnover rate	19%
What Comprised The Fund's Holdings?
(as of April 30, 2025)
Top ten holdings*
(% of net assets)
Novartis AG	5.50%
Nestle S.A.	5.11%
ASML Holding N.V.	4.50%
Roche Holding AG	3.93%
AstraZeneca PLC	3.06%
Novo Nordisk A/S, Class B	2.88%
Unilever PLC	2.86%
Siemens AG	2.24%
Allianz SE	2.18%
RELX PLC	1.91%
* Excluding money market fund holdings, if any.
Sector allocation
(% of net assets)
Where Can I Find More Information?
You can find more information about the Fund, including the Fund's prospectus, financial information, and holdings at invesco.com/reports. Additionally, the Fund's proxy voting information can be found at invesco.com/proxy-voting.
What Should I Know About Delivery Of Important Regulatory Documents?
Only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact your broker-dealer.
For additional information, please scan the QR code at the left to navigate to additional material at invesco.com/reports.
P-IDHQ-SAR
Invesco S&P International Developed Quality ETF

(b) Not applicable.

Item 2. Code of Ethics.

Not applicable for a semi-annual report.

Item 3. Audit Committee Financial Expert.

Not applicable for a semi-annual report.

Item 4. Principal Accountant Fees and Services.

Not applicable for a semi-annual report.

Item 5. Audit Committee of Listed Registrants.

Not applicable for a semi-annual report.

Item 6. Investments.

(a) Investments in securities of unaffiliated issuers is filed under Item 7 of this Form N-CSR.

(b) Not applicable.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.

Invesco Semi-Annual Financial Statements and Other Information
April 30, 2025
BLKC	Invesco Alerian Galaxy Blockchain Users and Decentralized Commerce ETF
SATO	Invesco Alerian Galaxy Crypto Economy ETF

2

Invesco Alerian Galaxy Blockchain Users and Decentralized Commerce ETF (BLKC)
April 30, 2025
(Unaudited)
Consolidated Schedule of Investments(a)

	Shares	Value
Common Stocks & Other Equity Interests-83.15%
Australia-1.27%
IREN Ltd.(b)	6,071	$37,094
Canada-7.26%
Bitfarms Ltd.(b)(c)	43,186	43,138
Hive Digital Technologies Ltd.(b)	23,304	39,384
Hut 8 Corp.(b)(c)	2,842	34,985
Neptune Digital Assets Corp.(b)	34,819	39,828
Sol Strategies, Inc.(b)	25,496	55,189
		212,524
China-9.03%
Alibaba Group Holding Ltd., ADR	320	38,218
Boyaa Interactive International Ltd.(c)	70,571	41,232
Canaan, Inc., ADR(b)	51,098	35,952
Meitu, Inc.(b)(d)	53,181	37,519
OSL Group Ltd.(b)	25,489	37,116
Tencent Holdings Ltd.	582	35,652
The9 Ltd., ADR(b)	3,104	38,738
		264,427
Germany-3.88%
Bitcoin Group SE(c)	944	39,549
Northern Data AG(b)(c)	1,270	35,811
SAP SE	130	38,167
		113,527
Ireland-1.20%
Accenture PLC, Class A	117	35,001
Norway-1.30%
Aker ASA, Class A	657	38,220
South Korea-1.17%
Samsung Electronics Co. Ltd.	877	34,218
Switzerland-1.20%
Nestle S.A.	330	35,278
Taiwan-1.25%
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	220	36,672
United Kingdom-1.23%
Shell PLC, ADR	558	35,980
United States-54.36%
Advanced Micro Devices, Inc.(b)	376	36,604
Alphabet, Inc., Class A	218	34,618
Amazon.com, Inc.(b)	184	33,933
Applied Digital Corp.(b)(c)	6,496	29,492
Bakkt Holdings, Inc.(b)(c)	3,889	36,479
Bank of America Corp.	930	37,088
Bit Digital, Inc.(b)	19,264	37,372
Bitdeer Technologies Group(b)(c)	4,386	41,974
Block, Inc., Class A(b)	630	36,836
Cipher Mining, Inc.(b)	15,012	42,784
Cisco Systems, Inc.	589	34,003
Citigroup, Inc.	541	36,994
CleanSpark, Inc.(b)	4,674	38,187
Coinbase Global, Inc., Class A(b)	196	39,766
Core Scientific, Inc.(b)	4,888	39,593
Exodus Movement, Inc., Class A(b)(c)	812	31,700
	Shares	Value
United States-(continued)
Galaxy Digital Holdings Ltd., Class H, (Acquired 11/18/2022 - 04/17/2025; Cost $18,919)(b)(c)(e)	3,253	$51,622
Goldman Sachs Group, Inc. (The)	68	37,233
Honeywell International, Inc.	173	36,417
Intel Corp.	1,676	33,688
International Business Machines Corp.	146	35,306
Intuit, Inc.	58	36,393
JPMorgan Chase & Co.	148	36,204
MARA Holdings, Inc.(b)	2,839	37,957
Mastercard, Inc., Class A	67	36,720
Micron Technology, Inc.	476	36,628
Microsoft Corp.	88	34,783
MicroStrategy, Inc., Class A(b)	123	46,754
NVIDIA Corp.	310	33,765
Oracle Corp.	250	35,180
PayPal Holdings, Inc.(b)	551	36,278
QUALCOMM, Inc.	248	36,818
Riot Platforms, Inc.(b)	4,909	35,541
Robinhood Markets, Inc., Class A(b)	822	40,368
Salesforce, Inc.	131	35,201
Semler Scientific, Inc.(b)	1,021	33,009
SoFi Technologies, Inc.(b)	3,169	39,644
Terawulf, Inc.(b)(c)	14,878	41,361
Tesla, Inc.(b)	133	37,527
Texas Instruments, Inc.	213	34,091
Verizon Communications, Inc.	776	34,191
Visa, Inc., Class A	103	35,587
Walmart, Inc.	368	35,788
		1,591,477
Total Common Stocks & Other Equity Interests (Cost $1,956,459)		2,434,418
Exchange-Traded Funds-15.61%
United States-15.61%
Grayscale Bitcoin Trust ETF(b)	928	68,923
Bitwise Bitcoin ETF(b)	306	15,676
Fidelity Wise Origin Bitcoin Fund(b)	1,008	82,837
ARK 21Shares Bitcoin ETF(b)	203	19,060
iShares Bitcoin Trust ETF(b)	4,456	238,441
Grayscale Bitcoin Mini Trust ETF(b)	406	16,934
VanEck Bitcoin ETF(b)	569	15,152
Total Exchange-Traded Funds (Cost $267,534)		457,023
Money Market Funds-0.01%
Invesco Government & Agency Portfolio, Institutional Class, 4.26%(f)(g) (Cost $294)	294	294
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-98.77% (Cost $2,224,287)		2,891,735
See accompanying Notes to Consolidated Financial Statements which are an integral part of the consolidated financial statements.

3

Invesco Alerian Galaxy Blockchain Users and Decentralized Commerce ETF (BLKC)—(continued)
April 30, 2025
(Unaudited)
	Shares	Value
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-12.50%
Invesco Private Government Fund, 4.32%(f)(g)(h)	101,886	$101,886
Invesco Private Prime Fund, 4.46%(f)(g)(h)	263,944	263,997
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $365,888)		365,883
TOTAL INVESTMENTS IN SECURITIES-111.27% (Cost $2,590,175)		3,257,618
OTHER ASSETS LESS LIABILITIES-(11.27)%		(329,828)
NET ASSETS-100.00%		$2,927,790

Investment Abbreviations:
ADR-American Depositary Receipt
ETF-Exchange-Traded Fund

Notes to Consolidated Schedule of Investments:
(a)	The Consolidated Schedule of Investments includes the accounts of the wholly-owned subsidiary. All inter-company accounts and transactions have been eliminated in consolidations.
(b)	Non-income producing security.
(c)	All or a portion of this security was out on loan at April 30, 2025.
(d)
Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The value of this security at April 30, 2025 represented 1.28% of the Fund’s Net Assets.

(e)	Restricted security. The value of this security at April 30, 2025 represented 1.76% of the Fund’s Net Assets.
(f)
Affiliated holding. Affiliated holdings are investments in entities which are under common ownership or control of Invesco Ltd. or are investments in entities in which the Fund owns 5% or more of the outstanding voting securities. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the six months ended April 30, 2025.

	Value October 31, 2024	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Value April 30, 2025	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$-	$861,006	$(860,712)	$-	$-	$294	$340
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	188,767	1,155,466	(1,242,347)	-	-	101,886	2,460 *
Invesco Private Prime Fund	493,333	2,023,385	(2,252,703)	(2)	(16)	263,997	6,597 *
Total	$682,100	$4,039,857	$(4,355,762)	$(2)	$(16)	$366,177	$9,397

*
Represents the income earned on the investment of cash collateral, which is included in securities lending income on the Consolidated Statement of Operations.
Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(g)	The rate shown is the 7-day SEC standardized yield as of April 30, 2025.
(h)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned. See Note 2K.
See accompanying Notes to Consolidated Financial Statements which are an integral part of the consolidated financial statements.

4

Invesco Alerian Galaxy Crypto Economy ETF (SATO)
April 30, 2025
(Unaudited)
Consolidated Schedule of Investments(a)

	Shares	Value
Common Stocks & Other Equity Interests-84.59%
Australia-2.40%
IREN Ltd.(b)(c)	35,444	$216,563
Canada-13.75%
Bitfarms Ltd.(b)(c)	252,308	252,030
Hive Digital Technologies Ltd.(b)	136,039	229,906
Hut 8 Corp.(b)(c)	16,570	203,977
Neptune Digital Assets Corp.(b)	203,075	232,287
Sol Strategies, Inc.(b)(c)	148,757	322,004
		1,240,204
China-11.68%
Boyaa Interactive International Ltd.(c)	411,274	240,292
Canaan, Inc., ADR(b)	298,679	210,151
Meitu, Inc.(b)(d)	116,246	82,011
OSL Group Ltd.(b)	149,173	217,218
Tencent Holdings Ltd.	1,273	77,981
The9 Ltd., ADR(b)(c)	18,105	225,950
		1,053,603
Germany-4.87%
Bitcoin Group SE(c)	5,505	230,631
Northern Data AG(b)(c)	7,403	208,747
		439,378
Norway-0.91%
Aker ASA, Class A	1,419	82,547
South Korea-0.82%
Samsung Electronics Co. Ltd.	1,890	73,743
Taiwan-0.89%
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	483	80,511
United States-49.27%
Advanced Micro Devices, Inc.(b)	822	80,022
Alphabet, Inc., Class A	477	75,748
Applied Digital Corp.(b)(c)	37,930	172,202
Bakkt Holdings, Inc.(b)(c)	22,713	213,048
Bit Digital, Inc.(b)	112,511	218,271
Bitdeer Technologies Group(b)(c)	25,609	245,078
Block, Inc., Class A(b)	1,378	80,572
Cipher Mining, Inc.(b)	87,693	249,925
CleanSpark, Inc.(b)	27,273	222,820
Coinbase Global, Inc., Class A(b)	1,147	232,715
Core Scientific, Inc.(b)	28,536	231,142
Exodus Movement, Inc., Class A(b)(c)	4,738	184,972
Galaxy Digital Holdings Ltd., Class H, (Acquired 12/16/2022 - 04/17/2025; Cost $108,378)(b)(c)(e)	18,976	301,132
Goldman Sachs Group, Inc. (The)	150	82,132
JPMorgan Chase & Co.	321	78,523
MARA Holdings, Inc.(b)	16,560	221,407
	Shares	Value
United States-(continued)
Micron Technology, Inc.	1,042	$80,182
Microsoft Corp.	191	75,495
MicroStrategy, Inc., Class A(b)	714	271,399
NVIDIA Corp.	678	73,848
PayPal Holdings, Inc.(b)	1,204	79,271
Riot Platforms, Inc.(b)	28,638	207,339
Robinhood Markets, Inc., Class A(b)	1,798	88,300
Semler Scientific, Inc.(b)(c)	5,957	192,590
SoFi Technologies, Inc.(b)	6,924	86,619
Terawulf, Inc.(b)	86,901	241,585
Tesla, Inc.(b)	289	81,544
Visa, Inc., Class A	225	77,737
		4,445,618
Total Common Stocks & Other Equity Interests (Cost $6,612,732)		7,632,167
Exchange-Traded Funds-15.22%
United States-15.22%
Grayscale Bitcoin Trust ETF(b)	2,778	206,322
Bitwise Bitcoin ETF(b)	914	46,824
Fidelity Wise Origin Bitcoin Fund(b)	3,018	248,019
ARK 21Shares Bitcoin ETF(b)	624	58,587
iShares Bitcoin Trust ETF(b)	13,397	716,874
Grayscale Bitcoin Mini Trust ETF(b)	1,228	51,220
VanEck Bitcoin ETF(b)	1,712	45,591
Total Exchange-Traded Funds (Cost $809,459)		1,373,437
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-99.81% (Cost $7,422,191)		9,005,604
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-24.45%
Invesco Private Government Fund, 4.32%(f)(g)(h)	623,813	623,813
Invesco Private Prime Fund, 4.46%(f)(g)(h)	1,582,495	1,582,812
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $2,206,642)		2,206,625
TOTAL INVESTMENTS IN SECURITIES-124.26% (Cost $9,628,833)		11,212,229
OTHER ASSETS LESS LIABILITIES-(24.26)%		(2,189,351)
NET ASSETS-100.00%		$9,022,878

Investment Abbreviations:
ADR-American Depositary Receipt
ETF-Exchange-Traded Fund

See accompanying Notes to Consolidated Financial Statements which are an integral part of the consolidated financial statements.

5

Invesco Alerian Galaxy Crypto Economy ETF (SATO)—(continued)
April 30, 2025
(Unaudited)
Notes to Consolidated Schedule of Investments:
(a)	The Consolidated Schedule of Investments includes the accounts of the wholly-owned subsidiary. All inter-company accounts and transactions have been eliminated in consolidations.
(b)	Non-income producing security.
(c)	All or a portion of this security was out on loan at April 30, 2025.
(d)
Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The value of this security at April 30, 2025 represented less than 1% of the Fund’s Net Assets.

(e)	Restricted security. The value of this security at April 30, 2025 represented 3.34% of the Fund’s Net Assets.
(f)
Affiliated holding. Affiliated holdings are investments in entities which are under common ownership or control of Invesco Ltd. or are investments in entities in which the Fund owns 5% or more of the outstanding voting securities. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the six months ended April 30, 2025.

	Value October 31, 2024	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain (Loss)	Value April 30, 2025	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$-	$2,460,255	$(2,460,255)	$-	$-	$-	$885
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	781,885	6,336,488	(6,494,560)	-	-	623,813	13,178 *
Invesco Private Prime Fund	2,180,165	11,310,702	(11,907,945)	72	(182)	1,582,812	34,059 *
Total	$2,962,050	$20,107,445	$(20,862,760)	$72	$(182)	$2,206,625	$48,122

*
Represents the income earned on the investment of cash collateral, which is included in securities lending income on the Consolidated Statement of Operations.
Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(g)	The rate shown is the 7-day SEC standardized yield as of April 30, 2025.
(h)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned. See Note 2K.
See accompanying Notes to Consolidated Financial Statements which are an integral part of the consolidated financial statements.

6

Consolidated Statements of Assets and Liabilities
April 30, 2025
(Unaudited)
	Invesco Alerian Galaxy Blockchain Users and Decentralized Commerce ETF (BLKC)	Invesco Alerian Galaxy Crypto Economy ETF (SATO)
Assets:
Unaffiliated investments in securities, at value(a)	$2,891,441	$9,005,604
Affiliated investments in securities, at value	366,177	2,206,625
Cash	30,597	-
Foreign currencies, at value	3,680	49,865
Receivable for:
Dividends	1,362	452
Securities lending	1,759	15,779
Total assets	3,295,016	11,278,325
Liabilities:
Due to custodian	-	44,725
Payable for:
Collateral upon return of securities loaned	365,888	2,206,642
Accrued unitary management fees	1,338	4,080
Total liabilities	367,226	2,255,447
Net Assets	$2,927,790	$9,022,878
Net assets consist of:
Shares of beneficial interest	$3,733,195	$12,788,630
Distributable earnings (loss)	(805,405)	(3,765,752)
Net Assets	$2,927,790	$9,022,878
Shares outstanding (unlimited amount authorized, $0.01 par value)	150,001	600,001
Net asset value	$19.52	$15.04
Market price	$19.50	$14.96
Unaffiliated investments in securities, at cost	$2,223,993	$7,422,191
Affiliated investments in securities, at cost	$366,182	$2,206,642
Foreign currencies, at cost	$3,583	$48,002
(a)Includes securities on loan with an aggregate value of:	$347,840	$2,048,369
See accompanying Notes to Consolidated Financial Statements which are an integral part of the consolidated financial statements.

7

Consolidated Statements of Operations
For the six months ended April 30, 2025
(Unaudited)
	Invesco Alerian Galaxy Blockchain Users and Decentralized Commerce ETF (BLKC)	Invesco Alerian Galaxy Crypto Economy ETF (SATO)
Investment income:
Unaffiliated dividend income	$15,888	$12,858
Affiliated dividend income	340	885
Securities lending income, net	14,395	89,369
Foreign withholding tax	(1,536)	(1,289)
Total investment income	29,087	101,823
Expenses:
Unitary management fees	10,342	31,459
Less: Waivers	(7)	(18)
Net expenses	10,335	31,441
Net investment income	18,752	70,382
Realized and unrealized gain (loss) from:
Net realized gain (loss) from:
Unaffiliated investment securities	550,457	1,079,127
Affiliated investment securities	(16)	(182)
Foreign currencies	(370)	(3,346)
Net realized gain	550,071	1,075,599
Change in net unrealized appreciation (depreciation) of:
Unaffiliated investment securities	(240,614)	(1,095,073)
Affiliated investment securities	(2)	72
Foreign currencies	152	2,306
Change in net unrealized appreciation (depreciation)	(240,464)	(1,092,695)
Net realized and unrealized gain (loss)	309,607	(17,096)
Net increase in net assets resulting from operations	$328,359	$53,286
See accompanying Notes to Consolidated Financial Statements which are an integral part of the consolidated financial statements.

8

Consolidated Statements of Changes in Net Assets
For the six months ended April 30, 2025 and the year ended October 31, 2024
(Unaudited)
	Invesco Alerian Galaxy Blockchain Users and Decentralized Commerce ETF (BLKC)		Invesco Alerian Galaxy Crypto Economy ETF (SATO)
	Six Months Ended April 30, 2025	Year Ended October 31, 2024	Six Months Ended April 30, 2025	Year Ended October 31, 2024
Operations:
Net investment income	$18,752	$44,063	$70,382	$132,617
Net realized gain	550,071	1,199,444	1,075,599	3,013,509
Change in net unrealized appreciation (depreciation)	(240,464)	618,208	(1,092,695)	1,984,276
Net increase in net assets resulting from operations	328,359	1,861,715	53,286	5,130,402
Distributions to Shareholders from:
Distributable earnings	(763,294)	(76,309)	(1,507,262)	(238,390)
Shareholder Transactions:
Proceeds from shares sold	-	-	1,993,086	1,335,215
Value of shares repurchased	-	(1,012,610)	-	(2,099,025)
Net increase (decrease) in net assets resulting from share transactions	-	(1,012,610)	1,993,086	(763,810)
Net increase (decrease) in net assets	(434,935)	772,796	539,110	4,128,202
Net assets:
Beginning of period	3,362,725	2,589,929	8,483,768	4,355,566
End of period	$2,927,790	$3,362,725	$9,022,878	$8,483,768
Changes in Shares Outstanding:
Shares sold	-	-	100,000	100,000
Shares repurchased	-	(50,000)	-	(150,000)
Shares outstanding, beginning of period	150,001	200,001	500,001	550,001
Shares outstanding, end of period	150,001	150,001	600,001	500,001
See accompanying Notes to Consolidated Financial Statements which are an integral part of the consolidated financial statements.

9

Consolidated Financial Highlights
Invesco Alerian Galaxy Blockchain Users and Decentralized Commerce ETF (BLKC)
	Six Months Ended April 30, 2025 (Unaudited)	Years Ended October 31,			For the Period October 5, 2021(a) Through October 31, 2021
		2024	2023	2022
Per Share Operating Performance:
Net asset value at beginning of period	$22.42	$12.95	$9.83	$27.93	$25.00
Net investment income(b)	0.13	0.26	0.20	0.33	0.01
Net realized and unrealized gain (loss) on investments	(1.16)(c)	9.62	3.23	(18.02)	2.92
Total from investment operations	(1.03)	9.88	3.43	(17.69)	2.93
Distributions to shareholders from:
Net investment income	(1.87)	(0.41)	(0.31)	(0.41)	-
Net asset value at end of period	$19.52	$22.42	$12.95	$9.83	$27.93
Market price at end of period(d)	$19.50	$22.43	$12.94	$9.82	$27.73
Net Asset Value Total Return(e)	7.62%	76.95%	35.88%	(63.88)%	11.72%(f)
Market Price Total Return(e)	7.47%	77.18%	35.92%	(63.66)%	10.92%(f)
Ratios/Supplemental Data:
Net assets at end of period (000’s omitted)	$2,928	$3,363	$2,590	$1,966	$5,586
Ratio to average net assets of:
Expenses	0.60%(g)	0.60%	0.60%	0.61%	0.60%(g)
Net investment income	1.09%(g)	1.37%	1.78%	1.94%	0.27%(g)
Portfolio turnover rate(h)	48%	91%	90%	124%	12%

(a)	Commencement of investment operations.
(b)	Based on average shares outstanding.
(c)
Net realized and unrealized gain (loss) on investments per share may not correlate with the Fund’s net realized and unrealized gain (loss) due to timing of shareholder transactions in relation to the fluctuating market values of the Fund’s investments.

(d)	The mean between the last bid and ask prices.
(e)
Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption at net asset value on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all dividends and distributions at market price during the period, and sale at the market price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.

(f)
The net asset value total return from Fund Inception (October 7, 2021, the first day of trading on the exchange) to October 31, 2021 was 10.48%. The market price total return from Fund Inception to October 31, 2021 was 9.34%.

(g)	Annualized.
(h)	Portfolio turnover rate is not annualized for periods less than one year, if applicable, and does not include securities received or delivered from processing creations or redemptions.
See accompanying Notes to Consolidated Financial Statements which are an integral part of the consolidated financial statements.

10

Consolidated Financial Highlights—(continued)
Invesco Alerian Galaxy Crypto Economy ETF (SATO)
	Six Months Ended April 30, 2025 (Unaudited)	Years Ended October 31,			For the Period October 5, 2021(a) Through October 31, 2021
		2024	2023	2022
Per Share Operating Performance:
Net asset value at beginning of period	$16.97	$7.92	$6.15	$29.41	$25.00
Net investment income (loss)(b)	0.12	0.23	0.14	0.36	(0.01)
Net realized and unrealized gain (loss) on investments	(1.39)	9.24	1.85	(23.23)	4.42
Total from investment operations	(1.27)	9.47	1.99	(22.87)	4.41
Distributions to shareholders from:
Net investment income	(0.66)	(0.42)	(0.22)	(0.36)	-
Net realized gains	-	-	-	(0.03)	-
Total distributions	(0.66)	(0.42)	(0.22)	(0.39)	-
Net asset value at end of period	$15.04	$16.97	$7.92	$6.15	$29.41
Market price at end of period(c)	$14.96	$16.91	$7.96	$6.14	$29.09
Net Asset Value Total Return(d)	2.64%	121.02%	34.34%	(78.47)%	17.64%(e)
Market Price Total Return(d)	2.40%	119.10%	35.23%	(78.27)%	16.36%(e)
Ratios/Supplemental Data:
Net assets at end of period (000’s omitted)	$9,023	$8,484	$4,356	$2,768	$11,763
Ratio to average net assets of:
Expenses	0.60%(f)	0.60%	0.60%	0.61%	0.60%(f)
Net investment income (loss)	1.34%(f)	1.71%	1.93%	2.57%	(0.60)%(f)
Portfolio turnover rate(g)	75%	137%	131%	149%	10%

(a)	Commencement of investment operations.
(b)	Based on average shares outstanding.
(c)	The mean between the last bid and ask prices.
(d)
Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption at net asset value on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all dividends and distributions at market price during the period, and sale at the market price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.

(e)
The net asset value total return from Fund Inception (October 7, 2021, the first day of trading on the exchange) to October 31, 2021 was 16.25%. The market price total return from Fund Inception to October 31, 2021 was 13.63%.

(f)	Annualized.
(g)	Portfolio turnover rate is not annualized for periods less than one year, if applicable, and does not include securities received or delivered from processing creations or redemptions.
See accompanying Notes to Consolidated Financial Statements which are an integral part of the consolidated financial statements.

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Notes to Consolidated Financial Statements
Invesco Exchange-Traded Fund Trust II
April 30, 2025
(Unaudited)
NOTE 1—Organization
Invesco Exchange-Traded Fund Trust II (the “Trust”) was organized as a Massachusetts business trust and is authorized to have multiple series of portfolios. Each portfolio (each, a “Fund”, and collectively, the “Funds”) represents a separate series of the Trust. The Trust is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). This report includes the following Funds and their respective wholly-owned subsidiaries (each, a "Subsidiary") organized under the laws of the Cayman Islands:
Full Name	Short Name	Subsidiary
Invesco Alerian Galaxy Blockchain Users and Decentralized Commerce ETF (BLKC)	"Alerian Galaxy Blockchain Users and Decentralized Commerce ETF"	Invesco GBE Cayman Ltd.
Invesco Alerian Galaxy Crypto Economy ETF (SATO)	"Alerian Galaxy Crypto Economy ETF"	Invesco GCE Cayman Ltd.
The shares of the Funds are referred to herein as “Shares” or “Fund’s Shares.” Each Fund’s Shares are listed and traded on Cboe BZX Exchange, Inc.
The market price of each Share may differ to some degree from a Fund’s net asset value (“NAV”). Unlike conventional mutual funds, each Fund issues and redeems Shares on a continuous basis, at NAV, only in a large specified number of Shares, each called a “Creation Unit”, as set forth in each Fund’s prospectus. Creation Units are issued and redeemed principally in exchange for cash and/or the deposit or delivery of a basket of securities (“Deposit Securities”). Except when aggregated in Creation Units by authorized participants (“APs”), the Shares are not individually redeemable securities of the Funds.
The investment objective of each Fund is to seek to track the investment results (before fees and expenses) of its respective index listed below (each, an “Underlying Index”):
Fund	Underlying Index
Alerian Galaxy Blockchain Users and Decentralized Commerce ETF	Alerian Galaxy Global Blockchain Equity, Trusts and ETPs Index
Alerian Galaxy Crypto Economy ETF	Alerian Galaxy Global Cryptocurrency-Focused Blockchain Equity, Trusts and ETPs Index
Each Fund’s investment in its respective Subsidiary is expected to provide the Fund with exposure to exchange-traded products and private investment trusts traded over-the-counter that are linked to cryptocurrencies. Each Fund may invest up to 25% of its respective total assets in its Subsidiary.
NOTE 2—Significant Accounting Policies
The following is a summary of the significant accounting policies followed by the Funds in preparation of their consolidated financial statements.
Each Fund is an investment company and accordingly follows the investment company accounting and reporting guidance in accordance with Financial Accounting Standards Board ("FASB") Accounting Standards Codification Topic 946, Financial Services—Investment Companies.
A.
Security Valuation - Securities, including restricted securities, are valued according to the following policies:
A security listed or traded on an exchange is generally valued at its trade price or official closing price that day as of the close of the exchange where the security is principally traded or, lacking any trades or official closing price on a particular day, the security may be valued at the closing bid or ask price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued using prices provided by an independent pricing service they may be considered fair valued. Futures contracts are valued at the daily settlement price set by an exchange on which they are principally traded. Where a final settlement price exists, exchange-traded options are valued at the final settlement price from the exchange where the option principally trades. Where a final settlement price does not exist, exchange-traded options are valued at the mean between the last bid and ask price generally from the exchange where the option principally trades.
Securities of investment companies that are not exchange-traded (e.g., open-end mutual funds) are valued using such company’s end-of-business-day NAV per share.
Deposits, other obligations of U.S. and non-U.S. banks and financial institutions are valued at their daily account value.
Fixed income securities (including convertible debt securities) generally are valued on the basis of prices provided by independent pricing services. Prices provided by the pricing service may be determined without exclusive reliance on quoted

12

prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate (for unlisted equities), yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Securities with a demand feature exercisable within one to seven days are valued at par. Pricing services generally value debt obligations assuming orderly transactions of institutional round lot size, but a Fund may hold or transact in the same securities in smaller, odd lot sizes. Odd lots often trade at lower prices than institutional round lots, and their value may be adjusted accordingly. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.
Foreign securities’ (including foreign exchange contracts’) prices are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the London world markets. If market quotations are available and reliable for foreign exchange-traded equity securities, the securities will be valued at the market quotations. Invesco Capital Management LLC (the “Adviser”) may use various pricing services to obtain market quotations as well as fair value prices. Because trading hours for certain foreign securities end before the close of the New York Stock Exchange (“NYSE”), closing market quotations may become not representative of market value in the Adviser’s judgment ("unreliable"). If, between the time trading ends on a particular security and the close of the customary trading session on the NYSE, a significant event occurs that makes the closing price of the security unreliable, the Adviser may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith in accordance with Board-approved policies and related Adviser procedures (“Valuation Procedures”). Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities’ prices meeting the degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American depositary receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, the potential for sharply devalued currencies and high inflation, political and economic upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.
Unlisted securities will be valued using prices provided by independent pricing services or by another method that the Adviser, in its judgment, believes better reflects the security’s fair value in accordance with the Valuation Procedures.
Non-traded rights and warrants shall be valued at intrinsic value if the terms of the rights and warrants are available, specifically the subscription or exercise price and the ratio. Intrinsic value is calculated as the daily market closing price of the security to be received less the subscription price, which is then adjusted by the exercise ratio. In the case of warrants, an option pricing model supplied by an independent pricing service may be used based on market data such as volatility, stock price and interest rate from the independent pricing service and strike price and exercise period from verified terms.
Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The mean between the last bid and ask prices may be used to value debt obligations, including corporate loans, and unlisted equity securities.
Securities for which market quotations are not readily available are fair valued by the Adviser in accordance with the Valuation Procedures. If a fair value price provided by a pricing service is unreliable, the Adviser will fair value the security using the Valuation Procedures. Issuer-specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.
Each Fund may invest in securities that are subject to interest rate risk, meaning the risk that the prices will generally fall as interest rates rise and, conversely, the prices will generally rise as interest rates fall. Specific securities differ in their sensitivity to changes in interest rates depending on their individual characteristics. Changes in interest rates may result in increased market volatility, which may affect the value and/or liquidity of certain Fund investments.
Valuations change in response to many factors, including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general market conditions which are not specifically related to the particular issuer, such as real or perceived adverse economic conditions, changes in the general outlook for revenues or corporate earnings, changes in interest or currency rates, regional or global instability, natural or environmental disasters, widespread disease or other public health issues, war, military conflicts, acts of terrorism, economic crises, economic sanctions and tariffs, significant governmental actions or adverse investor sentiment generally and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the consolidated financial statements may materially differ from the value received upon actual sale of those investments.
The price a Fund could receive upon the sale of any investment may differ from the Adviser’s valuation of the investment, particularly for securities that are valued using a fair valuation technique. When fair valuation techniques are applied, the Adviser uses available information, including both observable and unobservable inputs and assumptions, to determine a methodology that will result in a valuation that the Adviser believes approximates market value. Fund securities that are fair valued may be subject to greater fluctuation in their value from one day to the next than would be the case if market

13

quotations were used. Because of the inherent uncertainties of valuation, and the degree of subjectivity in such decisions, a Fund could realize a greater or lesser than expected gain or loss upon the sale of the investment.
B.
Investment Transactions and Investment Income - Investment transactions are accounted for on a trade date basis. Realized gains and losses from the sale or disposition of securities are computed on the specific identified cost basis. Interest income is recorded on an accrual basis from settlement date and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Pay-in-kind interest income and non-cash dividend income received in the form of securities in lieu of cash are recorded at the fair value of the securities received. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date. Realized gains, dividends and interest received by a Fund may give rise to withholding and other taxes imposed by foreign countries. Tax conventions between certain countries and the United States may reduce or eliminate such taxes.
The Funds may periodically participate in litigation related to a Fund’s investments. As such, the Funds may receive proceeds from litigation settlements. Any proceeds received are included in the Consolidated Statements of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.
Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Consolidated Statements of Operations and the Consolidated Statements of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Consolidated Financial Highlights. Transaction costs are included in the calculation of a Fund’s NAV and, accordingly, they reduce a Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Consolidated Statements of Operations and the Consolidated Statements of Changes in Net Assets, or the net investment income per share and the ratios of expenses and net investment income reported in the Consolidated Financial Highlights, nor are they limited by any expense limitation arrangements between each Fund and the Adviser.
C.
Country Determination - For the purposes of presentation in the Consolidated Schedules of Investments, the Adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include whether each Fund’s Underlying Index has made a country determination and may include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues, the country that has the primary market for the issuer’s securities and its "country of risk" as determined by a third party service provider, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.
D.
Dividends and Distributions to Shareholders - Each Fund declares and pays dividends from net investment income, if any, to its shareholders quarterly and records such dividends on the ex-dividend date. Generally, each Fund distributes net realized taxable capital gains, if any, annually in cash and records them on the ex-dividend date. Such distributions on a tax basis are determined in conformity with federal income tax regulations, which may differ from accounting principles generally accepted in the United States of America (“GAAP”). Distributions in excess of tax basis earnings and profits, if any, are reported in such Fund’s consolidated financial statements as a tax return of capital at fiscal year-end.
E.
Federal Income Taxes - Each Fund intends to comply with the provisions of the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”), applicable to regulated investment companies and to distribute substantially all of the Fund’s taxable earnings to its shareholders. As such, the Funds will not be subject to federal income taxes on otherwise taxable income (including net realized gains) that is distributed to the shareholders. Therefore, no provision for federal income taxes is recorded in the consolidated financial statements.
Each Fund recognizes the tax benefits of uncertain tax positions only when the position is more likely than not to be sustained. Management has analyzed each Fund’s uncertain tax positions and concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions. Management is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next 12 months.
Each Subsidiary is classified as a controlled foreign corporation under Subchapter N of the Internal Revenue Code. Therefore, each Fund is required to increase its taxable income by its share of its Subsidiary’s income. Net investment losses of each Subsidiary cannot be deducted by each Fund in the current period nor carried forward to offset taxable income in future periods.
Income and capital gain distributions are determined in accordance with federal income tax regulations, which may differ from GAAP. These differences are primarily due to differing book and tax treatments for in-kind transactions, losses deferred due to wash sales, and passive foreign investment company adjustments, if any.
The Funds file U.S. federal tax returns and tax returns in certain other jurisdictions. Generally, a Fund is subject to examinations by such taxing authorities for up to three years after the filing of the return for the tax period.
F.
Foreign Withholding Taxes - Each Fund is subject to foreign withholding tax imposed by certain foreign countries in which the Fund may invest. Withholding taxes are incurred on certain foreign dividends and are accrued at the time the dividend is recognized based on applicable foreign tax laws. Each Fund may file withholding tax refunds in certain jurisdictions to seek to

14

recover a portion of amounts previously withheld. Each Fund will record a receivable for such tax refunds based on several factors including; an assessment of a jurisdiction’s legal obligation to pay reclaims, administrative practices and payment history. Any receivables recorded will be shown under receivables for Foreign tax reclaims on the Consolidated Statements of Assets and Liabilities. There is no guarantee that a Fund will receive refunds applied for in a timely manner or at all.
As a result of recent court rulings in certain countries across the European Union, tax refunds for previously withheld taxes on dividends earned in those countries have been received by investment companies. Any tax refund payments are reflected as Foreign withholding tax claims in the Consolidated Statements of Operations, and any related interest is included in Unaffiliated interest income. Each Fund may incur fees paid to third party providers that assist in the recovery of the tax reclaims. These fees are excluded from the unitary management fee and are reflected on the Consolidated Statements of Operations as Professional fees, if any. In the event tax refunds received by a Fund during the fiscal year exceed the foreign withholding taxes paid by a Fund for the year, and the Fund previously passed foreign tax credits on to its shareholders, the Fund intends to enter into a closing agreement with the Internal Revenue Service in order to pay the associated liability on behalf of the Funds’ shareholders. For the six months ended April 30, 2025, the Funds did not enter into any closing agreements.
G.
Expenses - Each Fund has agreed to pay an annual unitary management fee to the Adviser. Out of the unitary management fee, the Adviser pays for substantially all expenses of the Funds, including the costs of transfer agency, custody, fund administration, legal, audit and other services, except for distribution fees, if any, brokerage expenses, taxes, interest, acquired fund fees and expenses, if any, litigation expenses and other extraordinary expenses, including proxy expenses (except for such proxies related to: (i) changes to the Investment Advisory Agreement, (ii) the election of any Board member who is an “interested person” of the Trust or the Adviser (an "Interested Trustee"), or (iii) any other matters that directly benefit the Adviser).
Expenses of the Trust that are excluded from a Fund’s unitary management fee and are directly identifiable to a specific Fund are applied to that Fund. Expenses of the Trust that are excluded from a Fund’s unitary management fee and are not readily identifiable to a specific Fund are allocated in such a manner as deemed equitable, taking into consideration the nature and type of expense and the relative net assets of each Fund.
To the extent a Fund invests in other investment companies, the expenses shown in the accompanying consolidated financial statements reflect the expenses of the Fund and do not include any expenses of the investment companies in which it invests. The effects of such investment companies’ expenses are included in the realized and unrealized gain or loss on the investments in the investment companies.
H.
Accounting Estimates - The preparation of the consolidated financial statements in accordance with GAAP requires management to make estimates and assumptions that affect the reported amounts and disclosures in the consolidated financial statements, including estimates and assumptions related to taxation. Actual results could differ from these estimates. All inter-company accounts and transactions have been eliminated in consolidation. In addition, the Funds monitor for material events or transactions that may occur or become known after the period-end date and before the date the consolidated financial statements are released to print.
I.
Indemnifications - Under the Trust’s organizational documents, its Officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. Also, under each Subsidiary’s organizational documents, the directors and officers of the Subsidiary are indemnified against certain liabilities that may arise out of the performance of their duties to the Fund and/or the Subsidiary, respectively. Each Board member who is not an “interested person” (as defined in the 1940 Act) of the Trust or the Adviser (each, an “Independent Trustee”) is also indemnified against certain liabilities arising out of the performance of their duties to the Trust pursuant to an Indemnification Agreement between such trustee and the Trust. Additionally, in the normal course of business, the Trust enters into contracts with service providers that contain general indemnification clauses. The Trust’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Trust that have not yet occurred. The risk of material loss as a result of such indemnification claims is considered remote.
J.
Segment Reporting — In November 2023, the FASB issued Accounting Standards Update 2023-07, Segment Reporting (Topic 280): Improvements to Reportable Segment Disclosures (“ASU 2023-07”), with the intent of improving reportable segment disclosure requirements, primarily through enhanced disclosures about significant segment expenses, allowing financial statement users to better understand the components of a segment’s profit or loss and assess potential future cash flows for each reportable segment and the entity as a whole, thereby enabling better understanding of how an entity’s segments impact overall performance. Each Fund represents a single operating segment. Subject to the oversight and, when applicable, approval of the Board of Trustees, the Adviser acts as the Funds’ chief operating decision maker (“CODM”), assessing performance and making decisions about resource allocation within each Fund. The CODM monitors the operating results as a whole, and each Fund’s long-term strategic asset allocation is determined in accordance with the terms of its prospectus based on a defined investment strategy. The financial information provided to and reviewed by the CODM is consistent with that presented in the Funds’ financial statements. Adoption of the new standard impacted the Funds’ financial statement note disclosures only and did not affect the Funds’ financial position or the results of its operations.
K.
Securities Lending - Each Fund may participate in securities lending and may loan portfolio securities having a market value up to one-third of each Fund’s total assets. Such loans are secured by cash collateral equal to no less than 102% (105% for

15

international securities) of the market value of the loaned securities determined daily by the securities lending provider. Cash collateral received in connection with these loans is invested in short-term money market instruments or affiliated, unregistered investment companies that comply with Rule 2a-7 under the 1940 Act and money market funds (collectively, "affiliated money market funds") and is shown as such on the Consolidated Schedules of Investments. Each Fund bears the risk of loss with respect to the investment of collateral. It is the policy of these Funds to obtain additional collateral from or return excess collateral to the borrower by the end of the next business day, following the valuation date of the securities loaned. Therefore, the value of the collateral held may be temporarily less than the value of the securities on loan. When loaning securities, each Fund retains certain benefits of owning the securities, including the economic equivalent of dividends or interest generated by the security. Lending securities entails a risk of loss to each Fund if, and to the extent that, the market value of the securities loaned were to increase, and the borrower did not increase the collateral accordingly, and the borrower failed to return the securities. The securities loaned are subject to termination at the option of the borrower or each Fund. Upon termination, the borrower will return to each Fund the securities loaned and each Fund will return the collateral. Upon the failure of the borrower to return the securities, collateral may be liquidated and the securities may be purchased on the open market to replace the loaned securities. Each Fund could experience delays and costs in gaining access to the collateral and the securities may lose value during the delay which could result in potential losses to each Fund. Some of these losses may be indemnified by the lending agent. Each Fund bears the risk of any deficiency in the amount of the collateral available for return to the borrower due to any loss on the collateral invested. For Funds that participated in securities lending, dividends received on cash collateral investments for securities lending transactions, which are net of compensation to counterparties, are included in Securities lending income, net on the Consolidated Statements of Operations. The aggregate value of securities out on loan, if any, is shown on the Consolidated Statements of Assets and Liabilities.
Invesco Advisers, Inc. (“Invesco”), an affiliate of the Adviser, serves as an affiliated securities lending agent for each Fund participating in the securities lending program. The Bank of New York Mellon (“BNYM”) also serves as a securities lending agent. To the extent a Fund utilizes Invesco as an affiliated securities lending agent, the Fund conducts its securities lending in accordance with, and in reliance upon, no-action letters issued by the SEC staff that provide guidance on how an affiliate may act as a direct agent lender and receive compensation for those services in a manner consistent with the federal securities laws. For the six months ended April 30, 2025, each Fund had affiliated securities lending transactions with Invesco. Fees paid to Invesco for securities lending agent services, which are included in Securities lending income, net on the Consolidated Statements of Operations, were incurred by each Fund as listed below:
Amount
Alerian Galaxy Blockchain Users and Decentralized Commerce ETF	$500
Alerian Galaxy Crypto Economy ETF	4,473

L.
Foreign Currency Translations - Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at the date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. Each Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Consolidated Statements of Operations. Reported net realized foreign currency gains or losses arise from (1) sales of foreign currencies, (2) currency gains or losses realized between the trade and settlement dates on securities transactions, and (3) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on a Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period-end, resulting from changes in exchange rates.
Each Fund may invest in foreign securities, which may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. Foreign taxes, if any, are recorded based on the tax regulations and rates that exist in the foreign markets in which a Fund invests.
The performance of a Fund may be materially affected positively or negatively by foreign currency strength or weakness relative to the U.S. dollar. Currency rates in foreign countries may fluctuate for a number of reasons, including changes in interest rates, political, economic, or social instability and development, and imposition of currency controls. Currency controls in certain foreign jurisdictions may cause a Fund to experience significant delays in its ability to repatriate its assets in U.S. dollars at quoted spot rates, and it is possible that a Fund’s ability to convert certain foreign currencies into U.S. dollars may be limited and may occur at discounts to quoted rates. As a result, the value of a Fund’s assets and liabilities denominated in such currencies that would ultimately be realized could differ from those reported on the Consolidated Statements of Assets and Liabilities. Certain foreign companies may be subject to sanctions, embargoes, or other governmental actions that may limit the ability to invest in, receive, hold, or sell the securities of such companies, all of which affect the market and/or credit

16

risk of the investments. Because of the inherent uncertainties of valuation, the values reflected in the consolidated financial statements may materially differ from the value received upon actual sale of those investments.
M.
Other Risks
ADR and GDR Risk. The Funds may invest in American depositary receipts (“ADRs”) and global depositary receipts (“GDRs”). ADRs are certificates that evidence ownership of shares of a foreign issuer and are alternatives to purchasing the underlying foreign securities directly in their national markets and currencies. GDRs are certificates issued by an international bank that generally are traded and denominated in the currencies of countries other than the home country of the issuer of the underlying shares. ADRs and GDRs may be subject to certain of the risks associated with direct investments in the securities of foreign companies, such as currency, political, economic and market risks, because their values depend on the performance of the non-dollar denominated underlying foreign securities. Moreover, ADRs and GDRs may not track the price of the underlying foreign securities on which they are based, and their value may change materially at times when U.S. markets are not open for trading.
AP Concentration Risk. Only APs may engage in creation or redemption transactions directly with each Fund. Each Fund has a limited number of institutions that may act as APs, and such APs have no obligation to submit creation or redemption orders. Consequently, there is no assurance that APs will establish or maintain an active trading market for the Shares. This risk may be heightened to the extent that securities held by each Fund are traded outside a collateralized settlement system. In that case, APs may be required to post collateral on certain trades on an agency basis (i.e., on behalf of other market participants), which only a limited number of APs may be able to do. In addition, to the extent that APs exit the business or are unable to proceed with creation and/or redemption orders with respect to each Fund and no other AP is able to step forward to create or redeem Creation Units, this may result in a significantly diminished trading market for Fund Shares, and Shares may be more likely to trade at a premium or discount to a Fund’s NAV and to face trading halts and/or delisting. Additionally, to the extent that a Fund holds non-U.S. securities, such securities may have lower trading volumes or could experience extended market closures or trading halts. To the extent that a Fund invests in non-U.S. securities, it may face increased risks that APs may not be able to effectively create or redeem Creation Units, or that the Shares may be halted and/or delisted.
Blockchain Company Investments Risk. Companies engaged in the development, enablement and acquisition of blockchain technologies are subject to a number of risks. Blockchain technology is new and many of its uses may be untested. The mechanics of using distributed ledger technology to transact in other types of assets, such as securities or derivatives, is less clear. There is no assurance that widespread adoption will occur. Furthermore, the development and acceptance of competing platforms or technologies may cause consumers or investors to use an alternative to blockchains. A lack of expansion in the usage of blockchain technology could adversely affect the underlying holdings of the Funds. Moreover, the extent to which companies held by the Funds utilize blockchain technology may vary, and it is possible that even widespread adoption of blockchain technology may not result in a material impact on the stock price of such companies.
Furthermore, companies that are developing applications of blockchain technology may not in fact do so or may not be able to capitalize on those blockchain technologies. A proliferation of recent startups attempting to apply blockchain technology in different contexts means the possibility of conflicting intellectual property claims could be a risk to an issuer, its operations or its business. This could also pose a risk to blockchain platforms that permit transactions in digital securities. Regardless of the merit of any intellectual property or other legal action, any threatened action that reduces confidence in the viability of blockchain may adversely affect an investment in the Funds. Additionally, blockchain technology is new, and as such may be subject to future laws or regulations. Any such regulatory changes affecting blockchain technology may adversely impact an investment in companies utilizing this technology.
Transacting on a blockchain depends in part specifically on the use of cryptographic keys that are required to access a user’s account (or “wallet”). The theft, loss or destruction of these keys impairs the value of ownership claims users have over the relevant assets being represented by the ledger (whether “smart contracts,” securities, currency or other digital assets). The theft, loss or destruction of private or public keys needed to transact on a blockchain could also adversely affect a company’s business or operations if it were dependent on the ledger.
In addition, because blockchain functionality relies on the Internet, a significant disruption of Internet connectivity affecting large numbers of users or geographic areas could impede the functionality of blockchain technologies and adversely affect the Funds. In addition, certain features of blockchain technology, such as decentralization, open source protocol, and reliance on peer-to-peer connectivity, may increase the risk of fraud or cyber-attack by potentially reducing the likelihood of a coordinated response.
Cryptocurrency Risk. Cryptocurrencies (also referred to as “virtual currencies” and “digital currencies”) are digital assets designed to act as a medium of exchange. Although cryptocurrency is an emerging asset class, there are thousands of cryptocurrencies. While the Funds will not invest directly in cryptocurrencies, the value of the Funds’ investments in cryptocurrency-linked assets (including private trusts and ETPs) is subject to fluctuations in the value of the cryptocurrency, which have been and may in the future be highly volatile. The value of cryptocurrencies is determined by the supply and demand for cryptocurrency in the global market for the trading of cryptocurrency, which consists primarily of transactions on electronic exchanges. The price of a digital currency could drop precipitously (including to zero) for a variety of reasons, including, but not limited to, regulatory changes, a crisis of confidence, flaw or operational issue in a digital currency network

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or a change in user preference to competing cryptocurrencies. Cryptocurrency is a new technological innovation with a limited history; it is a highly speculative asset, and the Funds’ exposure to cryptocurrency-linked assets could result in substantial losses to the Funds.
Cryptocurrencies trade on exchanges, which are largely unregulated and, therefore, are more exposed to fraud and failure than established, regulated exchanges for securities, derivatives and other currencies. Cryptocurrency exchanges have in the past, and may in the future, cease operating temporarily or even permanently, resulting in the potential loss of users’ cryptocurrency or other market disruptions. Cryptocurrency exchanges are more exposed to the risk of market manipulation than exchanges for traditional assets. Cryptocurrency exchanges that are regulated typically must comply with minimum net capital, cybersecurity, and anti-money laundering requirements, but are not typically required to protect customers or their markets to the same extent that regulated securities exchanges or futures exchanges are required to do so. Furthermore, many cryptocurrency exchanges lack certain safeguards established by traditional exchanges to enhance the stability of trading on the exchange, such as measures designed to prevent sudden drops in value of items traded on the exchange (i.e., “flash crashes”). As a result, the prices of cryptocurrencies on exchanges may be subject to larger and more frequent sudden declines than assets traded on traditional exchanges. In addition, cryptocurrency exchanges are also subject to the risk of cybersecurity threats and have been breached, resulting in the theft and/or loss of cryptocurrencies. A cyber or other security breach or a business failure of a cryptocurrency exchange or custodian may affect the price of a particular cryptocurrency or cryptocurrencies generally. A risk also exists with respect to malicious actors or previously unknown vulnerabilities, which may adversely affect the value of a digital currency.
Currently, there is relatively limited use of cryptocurrency in the retail and commercial marketplace, which contributes to price volatility. A lack of expansion by cryptocurrencies into retail and commercial markets, or a contraction of such use, may result in increased volatility or a reduction in the value of cryptocurrencies, either of which could adversely impact a Fund’s investment in cryptocurrency. In addition, to the extent market participants develop a preference for one cryptocurrency over another, the value of the less preferred cryptocurrency would likely be adversely affected.
Currency Risk. Because each Fund’s NAV is determined in U.S. dollars, a Fund’s NAV could decline if the currency of a non-U.S. market in which the Fund invests depreciates against the U.S. dollar. Generally, an increase in the value of the U.S. dollar against a foreign currency will reduce the value of a security denominated in that foreign currency, thereby decreasing a Fund’s overall NAV. Exchange rates may be volatile and may change quickly and unpredictably in response to both global economic developments and economic conditions, causing an adverse impact on a Fund. As a result, investors have the potential for losses regardless of the length of time they intend to hold Shares.
Digital Asset Company Investments Risk. Companies engaged in the development, enablement and acquisition of digital assets and cryptocurrencies are subject to a number of risks. The technology relating to digital assets, including blockchain, is developing and the risks associated with digital assets may not fully emerge until the technology is widely used. Cryptocurrencies and blockchain technology are new and many of their uses may be untested. The mechanics of using distributed ledger technology to transact in other types of assets, such as securities or derivatives, is less clear. There is no assurance that widespread adoption will occur. Furthermore, the development and acceptance of competing platforms or technologies may cause consumers or investors to use an alternative to cryptocurrencies. A lack of expansion in the usage of cryptocurrencies could adversely affect an investment in the Funds.
Currently, there are relatively few companies for which digital assets represents an attributable and significant revenue stream. Therefore, the values of the companies included in an Underlying Index may not be a reflection of their connection to digital assets, but may be based on other business operations. Furthermore, companies that are developing applications of digital assets and cryptocurrencies may not in fact do so or may not be able to capitalize on those digital assets. Blockchain technology also may never be implemented to a scale that provides identifiable economic benefit to the companies included in an Underlying Index, which could adversely affect an investment in the Funds. A proliferation of recent startups attempting to apply blockchain technology in different contexts means the possibility of conflicting intellectual property claims could be a risk to an issuer, its operations or its business. This could also pose a risk to blockchain platforms that permit transactions in digital securities. Regardless of the merit of any intellectual property or other legal action, any threatened action that reduces confidence in the viability of blockchain and/or cryptocurrencies may adversely affect an investment in the Funds.
There may be risks posed by the lack of regulation for digital assets and any future regulatory developments could affect the viability and expansion of the use of digital assets.
Emerging Markets Investment Risk. Investments in the securities of issuers in emerging market countries involve risks often not associated with investments in the securities of issuers in developed countries. Securities in emerging markets may be subject to greater price fluctuations than securities in more developed markets. Companies in emerging market countries generally may be subject to less stringent regulatory, disclosure, financial reporting, accounting, auditing and recordkeeping standards than companies in more developed countries. In addition, information about such companies may be less available and reliable. Emerging markets usually are subject to greater market volatility, political, social and economic instability, uncertainty regarding the existence of trading markets and more governmental limitations on foreign investment than are more developed markets. Securities law in many emerging market countries is relatively new and unsettled. Therefore, laws regarding foreign investment in emerging market securities, securities regulation, title to securities, and shareholder rights may change quickly and unpredictably, and the ability to bring and enforce actions, or to obtain information needed to pursue

18

or enforce such actions, may be limited. In addition, the enforcement of systems of taxation at federal, regional and local levels in emerging market countries may be inconsistent and subject to sudden change. Investments in emerging market securities may be subject to additional transaction costs, delays in settlement procedures, unexpected market closures, and lack of timely information. In addition, lack of relevant data and reliable public information, including financial information, about securities in emerging markets may contribute to incorrect weightings and data and computational errors when a Fund’s index provider selects securities for inclusion in the Fund’s Underlying Index or rebalances the Underlying Index.
Equity Risk. Equity risk is the risk that the value of equity securities, including common stocks, may fall due to both changes in general economic conditions that impact the market as a whole, as well as factors that directly relate to a specific company or its industry. Such general economic conditions include changes in interest rates, periods of market turbulence or instability, or general and prolonged periods of economic decline and cyclical change. It is possible that a drop in the stock market may depress the price of most or all of the common stocks that each Fund holds. In addition, equity risk includes the risk that investor sentiment toward one or more industries will become negative, resulting in those investors exiting their investments in those industries, which could cause a reduction in the value of companies in those industries more broadly. The value of a company’s common stock may fall solely because of factors, such as an increase in production costs that negatively impact other companies in the same region, industry or sector of the market. A company’s common stock also may decline significantly in price over a short period of time due to factors specific to that company, including decisions made by its management or lower demand for the company’s products or services. For example, an adverse event, such as an unfavorable earnings report or the failure to make anticipated dividend payments, may depress the value of common stock.
Foreign Investment Risk. Investments in the securities of non-U.S. issuers involve risks beyond those associated with investments in U.S. securities. Foreign securities may have relatively low market liquidity, greater market volatility, decreased publicly available information and less reliable financial information about issuers and inconsistent and potentially less stringent accounting, auditing and financial reporting requirements and standards of practice, including recordkeeping standards, comparable to those applicable to domestic issuers. Foreign securities are also subject to the risks of expropriation, nationalization, political instability or other adverse political or economic developments and the difficulty of enforcing obligations in other countries. Investments in foreign securities also may be subject to dividend withholding or confiscatory taxes, currency blockage and/or transfer restrictions and higher transactional costs. To the extent a Fund invests in securities denominated in foreign currencies, fluctuations in the value of the U.S. dollar relative to the values of other currencies may adversely affect investments in foreign securities and may negatively impact the Fund’s returns. From time to time, certain companies in which the Funds invest may operate in, or have dealings with, countries subject to sanctions or embargoes imposed by the U.S. Government and the United Nations and/or in countries the U.S. Government identified as state sponsors of terrorism. One or more of these companies may be subject to constraints under U.S. law or regulations that could negatively affect the company’s performance. Additionally, one or more of these companies could suffer damage to its reputation if the market identifies it as a company that invests or deals with countries that the U.S. Government identifies as state sponsors of terrorism or subjects to sanctions.
Index Risk. Unlike many investment companies that are "actively managed", each Fund is a "passive" investor and therefore does not utilize an investing strategy that seeks returns in excess of its respective Underlying Index. Therefore, a Fund would not necessarily buy or sell a security unless that security is added or removed, respectively, from its Underlying Index, even if that security generally is underperforming. If a specific security is removed from an Underlying Index, its respective Fund may be forced to sell such security at an inopportune time or for a price lower than the security’s current market value. An Underlying Index may not contain the appropriate mix of securities for any particular economic cycle. Additionally, each Fund rebalances its portfolio in accordance with its Underlying Index, and, therefore, any changes to the Underlying Index’s rebalance schedule will result in corresponding changes to each Fund’s rebalance schedule. Further, unlike with an actively managed fund, the Adviser does not use techniques or defensive strategies designed to lessen the impact of periods of market volatility or market decline. This means that, based on certain market and economic conditions, a Fund’s performance could be lower than other types of funds with investment advisers that actively manage their portfolio assets to take advantage of market opportunities or defend against market events.
Industry Concentration Risk. In following its methodology, each Fund’s Underlying Index from time to time may be concentrated to a significant degree in securities of issuers operating in a single industry or industry group. To the extent that each Underlying Index concentrates in the securities of issuers in a particular industry or industry group, the corresponding Fund will also concentrate its investments to approximately the same extent. By concentrating its investments in an industry or industry group, each Fund may face more risks than if it were diversified broadly over numerous industries or industry groups. Such industry-based risks, any of which may adversely affect the companies in which each Fund invests, may include, but are not limited to, the following: general economic conditions or cyclical market patterns that could negatively affect supply and demand in a particular industry; competition for resources; adverse labor relations; political or world events; obsolescence of technologies; and increased competition or new product introductions that may affect the profitability or viability of companies in an industry. In addition, at times, such industry or industry group may be out of favor and underperform other industries or the market as a whole.
Market Risk. Securities in each Underlying Index are subject to market fluctuations. You should anticipate that the value of the Shares will decline, more or less, in correlation with any decline in value of the securities in an Underlying Index.

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Additionally, natural or environmental disasters, widespread disease or other public health issues, war, military conflicts, acts of terrorism, economic crises or other events could result in increased premiums or discounts to each Fund’s NAV. Certain changes in the U.S. economy in particular, such as when the U.S. economy weakens or when its financial markets decline, may have a material adverse effect on global financial markets as a whole, and on the securities to which a Fund has exposure. Increasingly strained relations between the U.S. and foreign countries, including as a result of economic sanctions and tariffs, may also adversely affect U.S. issuers, as well as non-U.S. issuers.
During a general downturn in the financial markets, multiple asset classes may decline in value. When markets perform well, there can be no assurance that specific investments held by a Fund will rise in value.
Micro-Capitalization Company Risk. Investments in the securities of micro-capitalization companies involve substantially greater risks of loss and price fluctuations than other securities with larger capitalizations. Micro-capitalization companies carry additional risks because their earnings and revenues tend to be less predictable (and some companies may experience significant losses), their share prices tend to be more volatile and their markets less liquid than companies with larger market capitalizations. Micro-capitalization companies may be newly formed or in the early stages of development, with limited product lines, markets or financial resources, and they may lack management depth or may be overly reliant on specific key individuals. In addition, less public information may be available about these companies. The shares of micro-capitalization companies tend to trade less frequently than those of larger, more established companies, which can adversely affect the pricing of these securities and the future ability to sell these securities.
Non-Correlation Risk. Each Fund’s return may not match the return of its corresponding Underlying Index for a number of reasons. For example, each Fund incurs operating expenses not applicable to the Underlying Index, and incurs costs in buying and selling securities, especially when rebalancing the Fund’s securities holdings to reflect changes in the composition of its corresponding Underlying Index. Additionally, a Fund’s use of a representative sampling methodology may cause the Fund not to be as well-correlated with the return of its corresponding Underlying Index as would be the case if the Fund purchased all of the securities in its corresponding Underlying Index in the proportions represented in the Underlying Index. In addition, the performance of each Fund and its corresponding Underlying Index may vary due to asset valuation differences and differences between each Fund’s portfolio and its corresponding Underlying Index resulting from legal restrictions, costs or liquidity constraints.
Non-Diversified Fund Risk. Because Alerian Galaxy Crypto Economy ETF is non-diversified and can invest a greater portion of its assets in securities of individual issuers than can a diversified fund, changes in the market value of a single investment could cause greater fluctuations in Share price than would occur in a diversified fund. This may increase the Fund’s volatility and cause the performance of a relatively small number of issuers to have a greater impact on the Fund’s performance.
Portfolio Turnover Risk. Certain Funds may engage in frequent trading of their portfolio securities in connection with the rebalancing or adjustment of their respective Underlying Index. A portfolio turnover rate of 200%, for example, is equivalent to a Fund buying and selling all of its securities two times during the course of a year. A high portfolio turnover rate (such as 100% or more) could result in high brokerage costs for a Fund. While a high portfolio turnover rate can result in an increase in taxable capital gains distributions to a Fund’s shareholders, a Fund will seek to utilize the in-kind creation and redemption mechanism to minimize the realization of capital gains to the extent possible.
Sampling Risk. A Fund’s use of a representative sampling methodology may result in the Fund holding a smaller number of securities than are in its respective Underlying Index. As a result, an adverse development with respect to an issuer of securities held by the Fund could result in a greater decline in NAV than would be the case if the Fund held all of the securities in its Underlying Index. To the extent the assets in the Fund are smaller, these risks will be greater.
Small-Capitalization Company Risk. Investing in securities of small-capitalization companies involves greater risk than customarily is associated with investing in larger, more established companies. These companies’ securities may be more volatile and less liquid than those of more established companies. These securities may have returns that vary, sometimes significantly, from the overall securities market. Often small-capitalization companies and the industries in which they focus are still evolving and, as a result, they may be more sensitive to changing market conditions.
Subsidiary Investment Risk. By investing in its Subsidiary, each Fund is indirectly exposed to the risks associated with its respective Subsidiary’s investments. Each Subsidiary is not registered under the 1940 Act; therefore each Fund will not receive all of the protections offered to investors in registered investment companies. Changes in the laws of the United States and/or the Cayman Islands could result in the inability of a Fund and/or its Subsidiary to operate as intended, which may negatively affect the Fund and its shareholders.
Valuation Risk. Financial information related to securities of non-U.S. issuers may be less reliable than information related to securities of U.S. issuers, which may make it difficult to obtain a current price for a non-U.S. security held by a Fund. In certain circumstances, market quotations may not be readily available for some Fund securities, and those securities may be fair valued. The value established for a security through fair valuation may be different from what would be produced if the security had been valued using market quotations. Fund securities that are valued using techniques other than market quotations, including “fair valued” securities, may be subject to greater fluctuations in their value from one day to the next than would be the case if market quotations were used. In addition, there is no assurance that a Fund could sell a portfolio security for the value established for it at any time, and it is possible that a Fund would incur a loss because a security is sold at a discount to its established value.

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NOTE 3—Investment Advisory Agreement and Other Agreements
The Trust has entered into an Investment Advisory Agreement with the Adviser on behalf of each Fund, pursuant to which the Adviser has overall responsibility for the selection and ongoing monitoring of the Funds’ investments, managing the Funds’ business affairs and providing certain clerical, bookkeeping and other administrative services.
Pursuant to the Investment Advisory Agreement, each Fund accrues daily and pays monthly to the Adviser an annual unitary management fee. Out of the unitary management fee, the Adviser pays for substantially all expenses of the Funds, including the costs of transfer agency, custody, fund administration, legal, audit and other services, except for distribution fees, if any, brokerage expenses, taxes, interest, acquired fund fees and expenses, if any, litigation expenses and other extraordinary expenses, including proxy expenses (except for such proxies related to: (i) changes to the Investment Advisory Agreement, (ii) the election of an Interested Trustee, or (iii) any other matters that directly benefit the Adviser). The unitary management fee is paid by each Fund to the Adviser at the following annual rates:
Unitary Management Fees (as a % of average daily net assets)
Alerian Galaxy Blockchain Users and Decentralized Commerce ETF	0.60%
Alerian Galaxy Crypto Economy ETF	0.60%
Through at least August 31, 2027, the Adviser has contractually agreed to waive the management fee payable by each Fund in an amount equal to the lesser of: (i) 100% of the net advisory fees earned by the Adviser or an affiliate of the Adviser that are attributable to the Fund’s investments in money market funds that are managed by affiliates of the Adviser and other funds (including ETFs) managed by the Adviser or affiliates of the Adviser or (ii) the management fee available to be waived. This waiver does not apply to a Fund’s investment of cash collateral received for securities lending. There is no guarantee that the Adviser will extend the waiver of these fees past that date.
For the six months ended April 30, 2025, the Adviser waived fees for each Fund in the following amounts:
Alerian Galaxy Blockchain Users and Decentralized Commerce ETF	$7
Alerian Galaxy Crypto Economy ETF	18
The Trust has entered into a Distribution Agreement with Invesco Distributors, Inc. (the “Distributor”), which serves as the distributor of Creation Units for each Fund. The Distributor does not maintain a secondary market in the Shares. The Funds are not charged any fees pursuant to the Distribution Agreement. The Distributor is an affiliate of the Adviser.
The Adviser has entered into a licensing agreement on behalf of each Fund with VettaFi, LLC (the “Licensor”).
Each Underlying Index name trademark is owned by the Licensor. These trademarks have been licensed to the Adviser for use by the Funds. Each Fund is entitled to use its Underlying Index pursuant to the Trust’s sub-licensing agreement with the Adviser. The Funds are not sponsored, endorsed, sold or promoted by the Licensor, and the Licensor makes no representation regarding the advisability of investing in any of the Funds.
The Trust has entered into service agreements whereby BNYM, a wholly-owned subsidiary of The Bank of New York Mellon Corporation, serves as the administrator, custodian, fund accountant and transfer agent for each Fund.
For the six months ended April 30, 2025, the Funds incurred brokerage commissions with Invesco Capital Markets, Inc. ("ICMI"), an affiliate of the Adviser and Distributor, for portfolio transactions executed on behalf of the Funds, as listed below:
Alerian Galaxy Blockchain Users and Decentralized Commerce ETF	$886
Alerian Galaxy Crypto Economy ETF	4,953
Portfolio transactions with ICMI that have not settled at period-end, if any, are shown in the Consolidated Statements of Assets and Liabilities under the receivable caption Investments sold - affiliated broker and/or payable caption Investments purchased - affiliated broker.
NOTE 4—Security Transactions with Affiliated Funds
Each Fund is permitted to purchase securities from or sell securities to certain other affiliated funds under specified conditions outlined in procedures adopted by the Board of Trustees of the Trust. The procedures have been designed to ensure that any purchase or sale of securities by each Invesco ETF from or to another fund that is or could be considered an "affiliated person" by virtue of having a common investment adviser (or affiliated investment advisers), common Trustees and/or common officers is made in reliance on Rule 17a-7 of the 1940 Act and, to the extent applicable, related SEC staff positions. Each such transaction is effected at the security’s "current market price", as provided for in these procedures and Rule 17a-7.
For the six months ended April 30, 2025, the Funds engaged in transactions with affiliates as listed below:
	Securities Purchases	Securities Sales	Net Realized Gains
Alerian Galaxy Blockchain Users and Decentralized Commerce ETF	$619	$-	$-
Alerian Galaxy Crypto Economy ETF	4,133	-	-

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NOTE 5—Additional Valuation Information
GAAP defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 — Prices are determined using quoted prices in an active market for identical assets.
Level 2 — Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others. When market movements occur after the close of the relevant foreign securities markets, foreign securities may be fair valued utilizing an independent pricing service.
Level 3 — Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Adviser’s assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
The following is a summary of the tiered valuation input levels, as of April 30, 2025. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the consolidated financial statements may materially differ from the value received upon actual sale of those investments.
	Level 1	Level 2	Level 3	Total
Alerian Galaxy Blockchain Users and Decentralized Commerce ETF
Investments in Securities
Common Stocks & Other Equity Interests	$2,061,656	$372,762	$-	$2,434,418
Exchange-Traded Funds	457,023	-	-	457,023
Money Market Funds	294	365,883	-	366,177
Total Investments	$2,518,973	$738,645	$-	$3,257,618
Alerian Galaxy Crypto Economy ETF
Investments in Securities
Common Stocks & Other Equity Interests	$6,418,997	$1,213,170	$-	$7,632,167
Exchange-Traded Funds	1,373,437	-	-	1,373,437
Money Market Funds	-	2,206,625	-	2,206,625
Total Investments	$7,792,434	$3,419,795	$-	$11,212,229
NOTE 6—Tax Information
The amount and character of income and gains to be distributed are determined in accordance with federal income tax regulations, which may differ from GAAP. Reclassifications are made to the Funds’ capital accounts to reflect income and gains available for distribution (or available capital loss carryforwards) under federal income tax regulations. The tax character of distributions paid during the year and the tax components of net assets will be reported at the Funds’ fiscal year-end.
Capital loss carryforwards are calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforwards actually available for the Funds to utilize. The ability to utilize capital loss carryforwards in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions.
The Funds had capital loss carryforwards as of October 31, 2024, as follows:
	No expiration
	Short-Term	Long-Term	Total
Alerian Galaxy Blockchain Users and Decentralized Commerce ETF	$1,346,772	$327,788	$1,674,560
Alerian Galaxy Crypto Economy ETF	4,584,132	849,837	5,433,969

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NOTE 7—Investment Transactions
For the six months ended April 30, 2025, the cost of securities purchased and the proceeds from sales of securities (other than short-term securities, U.S. Government obligations, money market funds and in-kind transactions, if any) were as follows:
	Purchases	Sales
Alerian Galaxy Blockchain Users and Decentralized Commerce ETF	$1,589,079	$2,365,969
Alerian Galaxy Crypto Economy ETF	7,419,441	8,404,834
For the six months ended April 30, 2025, in-kind transactions associated with creations and redemptions were as follows:
	In-kind Purchases	In-kind Sales
Alerian Galaxy Crypto Economy ETF	$1,526,020	$-
Gains (losses) on in-kind transactions are generally not considered taxable gains (losses) for federal income tax purposes.
As of April 30, 2025, the aggregate cost of investments, including any derivatives, on a tax basis listed below includes adjustments for financial reporting purposes as of the most recently completed federal income tax reporting period-end:
	Gross Unrealized Appreciation	Gross Unrealized (Depreciation)	Net Unrealized Appreciation	Cost
Alerian Galaxy Blockchain Users and Decentralized Commerce ETF	$778,603	$(335,251)	$443,352	$2,814,266
Alerian Galaxy Crypto Economy ETF	2,187,576	(1,464,551)	723,025	10,489,204
NOTE 8—Trustees’ and Officer’s Fees
The Adviser, as a result of each Fund’s unitary management fee, pays remuneration to the Independent Trustees and an Officer of the Trust on behalf of the Funds. Interested Trustees do not receive any Trustees’ fees.
The Trust has adopted a deferred compensation plan (the “Plan”). Under the Plan, each Independent Trustee who has executed a Deferred Fee Agreement (a “Participating Trustee”) may defer receipt of all or a portion of their compensation (“Deferral Fees”). Such Deferral Fees are deemed to be invested in select Invesco ETFs. The Deferral Fees payable to a Participating Trustee are valued as of the date such Deferral Fees would have been paid to a Participating Trustee. The value increases with contributions or with increases in the value of the Shares selected, and the value decreases with distributions or with declines in the value of the Shares selected. Obligations under the Plan represent unsecured claims against the general assets of the Funds.
NOTE 9—Capital
Shares are issued and redeemed by each Fund only in Creation Units as discussed in Note 1. Only APs are permitted to purchase or redeem Creation Units from the Funds.
To the extent that the Funds permit transactions in exchange for Deposit Securities, each Fund may issue Shares in advance of receipt of Deposit Securities subject to various conditions, including a requirement to maintain on deposit with the Trust cash at least equal to 105% of the market value of the missing Deposit Securities. In accordance with the Trust’s Participant Agreement, Creation Units will be issued to an AP, notwithstanding the fact that the corresponding Deposit Securities have not been received in part or in whole, in reliance on the undertaking of the AP to deliver the missing Deposit Securities as soon as possible, which undertaking shall be secured by the AP’s delivery and maintenance of collateral consisting of cash in the form of U.S. dollars in immediately available funds having a value (marked-to-market daily) at least equal to 105%, which the Adviser may change from time to time, of the value of the missing Deposit Securities.
Certain transaction fees may be charged by the Funds for creations and redemptions, which are treated as increases in capital.
Transactions in each Fund’s Shares are disclosed in detail in the Consolidated Statements of Changes in Net Assets.

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Approval of Investment Advisory and Sub-Advisory Contracts
At a meeting held on April 24, 2025, the Board of Trustees of the Invesco Exchange-Traded Fund Trust II (the “Trust”), including the Independent Trustees, approved the continuation of the Investment Advisory Agreement between Invesco Capital Management LLC (the “Adviser”) and the Trust for the following series (each, a “Fund” and collectively, the “Funds”):
Invesco 0-5 Yr US TIPS ETF
Invesco Alerian Galaxy Blockchain Users and Decentralized Commerce ETF
Invesco Alerian Galaxy Crypto Economy ETF
Invesco California AMT-Free Municipal Bond ETF
Invesco CEF Income Composite ETF
Invesco China Technology ETF
Invesco Dorsey Wright Developed Markets Momentum ETF
Invesco Dorsey Wright Emerging Markets Momentum ETF
Invesco Dorsey Wright SmallCap Momentum ETF
Invesco Emerging Markets Sovereign Debt ETF
Invesco Equal Weight 0-30 Year Treasury ETF
Invesco ESG NASDAQ 100 ETF
Invesco ESG NASDAQ Next Gen 100 ETF
Invesco ESG S&P 500 Equal Weight ETF
Invesco Floating Rate Municipal Income ETF
Invesco Fundamental High Yield® Corporate Bond ETF
Invesco Fundamental Investment Grade Corporate Bond ETF
Invesco Global Clean Energy ETF
Invesco Global ex-US High Yield Corporate Bond ETF
Invesco Global Water ETF
Invesco International BuyBack Achievers™ ETF
Invesco International Corporate Bond ETF
Invesco KBW Bank ETF
Invesco KBW High Dividend Yield Financial ETF
Invesco KBW Premium Yield Equity REIT ETF
Invesco KBW Property & Casualty Insurance ETF
Invesco KBW Regional Banking ETF
Invesco MSCI Global Climate 500 ETF
Invesco MSCI Green Building ETF
Invesco MSCI USA ETF
Invesco NASDAQ 100 ETF
Invesco Nasdaq Biotechnology ETF
Invesco Nasdaq Free Cash Flow Achievers ETF
Invesco NASDAQ Future Gen 200 ETF
Invesco NASDAQ Next Gen 100 ETF
Invesco National AMT-Free Municipal Bond ETF
Invesco New York AMT-Free Municipal Bond ETF
Invesco PHLX Semiconductor ETF
Invesco Preferred ETF
Invesco RAFI Developed Markets ex-U.S. ETF
Invesco RAFI Developed Markets ex-U.S. Small-Mid ETF
Invesco RAFI Emerging Markets ETF
Invesco Russell 1000 Equal Weight ETF
Invesco S&P 500® Enhanced Value ETF
Invesco S&P 500® ex-Rate Sensitive Low Volatility ETF
Invesco S&P 500® High Beta ETF
Invesco S&P 500® High Dividend Growers ETF
Invesco S&P 500® High Dividend Low Volatility ETF
Invesco S&P 500® Low Volatility ETF
Invesco S&P 500 Minimum Variance ETF
Invesco S&P 500® Momentum ETF
Invesco S&P 500 QVM Multi-factor ETF
Invesco S&P 500 Revenue ETF
Invesco S&P Emerging Markets Low Volatility ETF
Invesco S&P Emerging Markets Momentum ETF
Invesco S&P International Developed Low Volatility ETF
Invesco S&P International Developed Momentum ETF
Invesco S&P International Developed Quality ETF
Invesco S&P MidCap 400 QVM Multi-factor ETF
Invesco S&P MidCap 400 Revenue ETF
Invesco S&P MidCap Low Volatility ETF
Invesco S&P SmallCap 600 GARP ETF
Invesco S&P SmallCap 600 QVM Multi-factor ETF
Invesco S&P SmallCap 600 Revenue ETF
Invesco S&P SmallCap Consumer Discretionary ETF
Invesco S&P SmallCap Consumer Staples ETF
Invesco S&P SmallCap Energy ETF
Invesco S&P SmallCap Financials ETF
Invesco S&P SmallCap Health Care ETF
Invesco S&P SmallCap High Dividend Low Volatility ETF
Invesco S&P SmallCap Industrials ETF
Invesco S&P SmallCap Information Technology ETF
Invesco S&P SmallCap Low Volatility ETF
Invesco S&P SmallCap Materials ETF
Invesco S&P SmallCap Quality ETF
Invesco S&P SmallCap Utilities & Communication Services ETF
Invesco S&P Ultra Dividend Revenue ETF
Invesco Senior Loan ETF
Invesco Short Term Treasury ETF
Invesco Taxable Municipal Bond ETF
Invesco Variable Rate Preferred ETF
Also at the April 24, 2025 meeting, the Board of Trustees of the Trust, including the Independent Trustees, approved the continuation of the Investment Sub-Advisory Agreement between the Adviser and the following seven affiliated sub-advisers for each of Invesco Senior Loan ETF and Invesco Short Term Treasury ETF (the “Sub-Advisory Agreement”):  Invesco Advisers, Inc.; Invesco Asset Management Deutschland GmbH; Invesco Asset Management Limited; Invesco Asset Management (Japan) Limited; Invesco Hong Kong Limited; Invesco Senior Secured Management, Inc.; and Invesco Canada Ltd. (each, a “Sub-Adviser” and collectively, the “Sub-Advisers”).

24

Approval of Investment Advisory and Sub-Advisory Contracts—(continued)
Investment Advisory Agreement
The Trustees reviewed information from the Adviser describing:  (i) the nature, extent and quality of services provided, (ii) the investment performance of each Fund and the Adviser, (iii) the fees paid by the Funds and comparisons to amounts paid by other comparable registered investment companies, (iv) the costs of services provided and estimated profits realized by the Adviser, as applicable, (v) the extent to which economies of scale may be realized as a Fund grows and whether fee levels reflect any possible economies of scale for the benefit of Fund shareholders and (vi) any further benefits realized by the Adviser or its affiliates from the Adviser’s relationship with the Funds.
Nature, Extent and Quality of Services. In evaluating the nature, extent and quality of the Adviser’s services, the Trustees reviewed information concerning the functions performed by the Adviser for the Funds, information describing the Adviser’s current organization and staffing, including operational support provided by the Adviser’s parent organization, Invesco Ltd. (“Invesco”), and the background and experience of the persons responsible for the day-to-day management of the Funds.  The Trustees reviewed matters related to the Adviser’s execution and/or oversight of execution of portfolio transactions on behalf of the Funds.
The Trustees reviewed information on the performance of the Funds and their underlying indexes for the one-year, three-year, five-year, ten-year and since-inception periods ended December 31, 2024, as applicable, including reports for each of those periods on the correlation and tracking error between each Fund’s performance and the performance of its underlying index, as well as the Adviser’s analysis of the tracking error and correlation between certain Funds and their underlying indexes.  In reviewing the tracking error reports, the Trustees considered information provided by Invesco’s independent performance and risk management group with respect to general expected tracking error ranges.  The Trustees also considered that certain Funds were created in connection with the purchases by Invesco of the exchange-traded funds (“ETFs”) businesses of Guggenheim Capital LLC (“Guggenheim”) on May 18, 2018 and Massachusetts Mutual Life Insurance Company (“Oppenheimer”) on May 24, 2019 (each, a “Transaction”), and that each such Fund’s performance prior to the closing of the applicable Transaction is that of its predecessor Guggenheim ETF or Oppenheimer ETF.  The Trustees noted that, for each applicable period, the correlation for each Fund, other than the one-year period for Invesco Floating Rate Municipal Income ETF and for Invesco Senior Loan ETF, was within the targeted range set forth in the Trust’s registration statement.  The Trustees reviewed the reasons provided by the Adviser for Invesco Floating Rate Municipal Income ETF’s and Invesco Senior Loan ETF’s correlation to its respective underlying index.  The Trustees noted that, for each applicable period, the tracking error for all Funds was within the targeted range set forth in the Trust’s registration statement.  The Board concluded that each Fund’s correlation to its underlying index and the tracking error for each Fund were within an acceptable range given that Fund’s particular circumstances.
The Trustees considered the services provided by the Adviser in its oversight of the Funds’ administrator, custodian and transfer agent, and its oversight of the Sub-Advisers for Invesco Senior Loan ETF and Invesco Short Term Treasury ETF.  They noted the significant amount of time, effort and resources that had been devoted to this oversight function.
Based on its review, the Board concluded that the nature, extent and quality of services provided by the Adviser to the Funds under the Investment Advisory Agreement were appropriate and reasonable.
Fees, Expenses and Profitability. The Trustees reviewed and discussed the information provided by the Adviser on each Fund’s net expense ratio and unitary advisory fee.  The Trustees noted that the annual advisory fee charged to each Fund, as set forth below, is a unitary advisory fee and that the Adviser compensates each Sub-Adviser (as applicable) from its unitary advisory fee and pays all other operating expenses of each Fund, except that each Fund pays its brokerage expenses, taxes, interest (including, for Invesco Senior Loan ETF, interest expenses associated with any draws on its line of credit), acquired fund fees and expenses, if any, litigation expenses, costs incurred in connection with proxies (except certain proxies) and other extraordinary expenses:
●
0.04% of the Fund’s average daily net assets for Invesco MSCI USA ETF;
●
0.07% of the Fund’s average daily net assets for Invesco 0-5 Yr US TIPS ETF;
●
0.08% of the Fund’s average daily net assets for Invesco Short Term Treasury ETF;
●
0.10% of the Fund’s average daily net assets for Invesco MSCI Global Climate 500 ETF and Invesco S&P 500 Minimum Variance ETF;
●
0.11% of the Fund’s average daily net assets for Invesco S&P 500 QVM Multi-factor ETF;

25

Approval of Investment Advisory and Sub-Advisory Contracts—(continued)
●
0.13% of the Fund’s average daily net assets for Invesco S&P 500 Enhanced Value ETF and Invesco S&P 500 Momentum ETF;
●
0.15% of the Fund’s average daily net assets for Invesco Equal Weight
0-30 Year Treasury ETF, Invesco NASDAQ 100 ETF, Invesco NASDAQ Next Gen 100 ETF, Invesco S&P MidCap 400 QVM Multi-factor ETF and Invesco S&P SmallCap 600 QVM Multi-factor ETF;
●
0.19% of the Fund’s average daily net assets for Invesco Nasdaq Biotechnology ETF and Invesco PHLX Semiconductor ETF;
●
0.20% of the Fund’s average daily net assets for Invesco ESG NASDAQ 100 ETF, Invesco ESG NASDAQ Next Gen 100 ETF, Invesco ESG S&P 500 Equal Weight ETF, Invesco NASDAQ Future Gen 200 ETF and Invesco Russell 1000 Equal Weight ETF;
●
0.22% of the Fund’s average daily net assets for Invesco Fundamental Investment Grade Corporate Bond ETF;
●
0.25% of the Fund’s average daily net assets for Invesco Floating Rate Municipal Income ETF, Invesco S&P 500® ex-Rate Sensitive Low Volatility ETF, Invesco S&P 500® High Beta ETF, Invesco S&P 500® Low Volatility ETF, Invesco S&P International Developed Low Volatility ETF, Invesco S&P International Developed Momentum ETF, Invesco S&P MidCap Low Volatility ETF and Invesco S&P SmallCap Low Volatility ETF;
●
0.28% of the Fund’s average daily net assets for Invesco California AMT-Free Municipal Bond ETF, Invesco National AMT-Free Municipal Bond ETF, Invesco New York AMT-Free Municipal Bond ETF and Invesco Taxable Municipal Bond ETF;
●
0.29% of the Fund’s average daily net assets for Invesco S&P Emerging Markets Low Volatility ETF, Invesco S&P Emerging Markets Momentum ETF, Invesco S&P International Developed Quality ETF, Invesco S&P SmallCap Consumer Discretionary ETF, Invesco S&P SmallCap Consumer Staples ETF, Invesco S&P SmallCap Energy ETF, Invesco S&P SmallCap Financials ETF, Invesco S&P SmallCap Health Care ETF, Invesco S&P SmallCap Industrials ETF, Invesco S&P SmallCap Information Technology ETF, Invesco S&P SmallCap Materials ETF, Invesco S&P SmallCap Quality ETF and Invesco S&P SmallCap Utilities & Communication Services ETF;
●
0.30% of the Fund’s average daily net assets for Invesco S&P 500® High Dividend Low Volatility ETF and Invesco S&P SmallCap High Dividend Low Volatility ETF;
●
0.35% of the Fund’s average daily net assets for Invesco Global ex-US High Yield Corporate Bond ETF, Invesco KBW Bank ETF, Invesco KBW High Dividend Yield Financial ETF, Invesco KBW Premium Yield Equity REIT ETF, Invesco KBW Property & Casualty Insurance ETF, Invesco KBW Regional Banking ETF and Invesco S&P SmallCap 600 GARP ETF;
●
0.39% of the Fund’s average daily net assets for Invesco MSCI Green Building ETF, Invesco Nasdaq Free Cash Flow Achievers ETF, Invesco S&P 500 High Dividend Growers ETF, Invesco S&P 500 Revenue ETF, Invesco S&P MidCap 400 Revenue ETF, Invesco S&P SmallCap 600 Revenue ETF and Invesco S&P Ultra Dividend Revenue ETF;
●
0.43% of the Fund’s average daily net assets for Invesco RAFI Developed Markets ex-U.S. ETF;
●
0.47% of the Fund’s average daily net assets for Invesco RAFI Developed Markets ex-U.S. Small-Mid ETF and Invesco RAFI Emerging Markets ETF;
●
0.50% of the Fund’s average daily net assets for Invesco CEF Income Composite ETF, Invesco Emerging Markets Sovereign Debt ETF, Invesco Fundamental High Yield® Corporate Bond ETF, Invesco International Corporate Bond ETF, Invesco Preferred ETF and Invesco Variable Rate Preferred ETF;
●
0.55% of the Fund’s average daily net assets for Invesco International BuyBack AchieversTM ETF;
●
0.60% of the Fund’s average daily net assets for Invesco Dorsey Wright SmallCap Momentum ETF, Invesco Alerian Galaxy Blockchain Users and Decentralized Commerce ETF and Invesco Alerian Galaxy Crypto Economy ETF;
●
0.65% of the Fund’s average daily net assets for Invesco Senior Loan ETF and Invesco China Technology ETF;
●
0.75% of the Fund’s average daily net assets for Invesco Global Clean Energy ETF and Invesco Global Water ETF;
●
0.80% of the Fund’s average daily net assets for Invesco Dorsey Wright Developed Markets Momentum ETF; and
●
0.90% of the Fund’s average daily net assets for Invesco Dorsey Wright Emerging Markets Momentum ETF.
The Trustees compared each Fund’s net expense ratio to information compiled by the Adviser from Lipper Inc. (“Lipper”) databases on the net expense ratios of comparable ETFs, open-end (non-ETF) index funds and open-end (non-ETF) actively-managed funds, as applicable.  The Trustees noted that the net expense ratios for certain Funds were equal to or lower than the median net expense ratios of their ETF and open-end index peer funds, as applicable, as illustrated in the table below.  The

26

Approval of Investment Advisory and Sub-Advisory Contracts—(continued)
Trustees also noted that the net expense ratios for all of the Funds were lower than the median net expense ratios of their open-end actively-managed peer funds.  The Trustees noted that a portion of each Fund’s operating expenses was attributable to a sub-license fee payable out of the unitary advisory fee charged to that Fund.
Invesco Fund	Equal to/Lower than ETF Peer Median*	Equal to/Lower than Open-End Index Fund Peer Median*	Lower than Open-End Active Fund Peer Median
Invesco 0-5 Yr US TIPS ETF	X		X
Invesco Alerian Galaxy Blockchain Users and Decentralized Commerce ETF	X	N/A	X
Invesco Alerian Galaxy Crypto Economy ETF	X	N/A	X
Invesco California AMT-Free Municipal Bond ETF		N/A	X
Invesco CEF Income Composite ETF	X	N/A	X
Invesco China Technology ETF		N/A	X
Invesco Dorsey Wright Developed Markets Momentum ETF			X
Invesco Dorsey Wright Emerging Markets Momentum ETF			X
Invesco Dorsey Wright SmallCap Momentum ETF			X
Invesco Emerging Markets Sovereign Debt ETF			X
Invesco Equal Weight 0-30 Year Treasury ETF			X
Invesco ESG NASDAQ 100 ETF			X
Invesco ESG NASDAQ Next Gen 100 ETF	X		X
Invesco ESG S&P 500 Equal Weight ETF	X		X
Invesco Floating Rate Municipal Income ETF		N/A	X
Invesco Fundamental High Yield® Corporate Bond ETF		X	X
Invesco Fundamental Investment Grade Corporate Bond ETF			X
Invesco Global Clean Energy ETF		X	X
Invesco Global ex-US High Yield Corporate Bond ETF	X	N/A	X
Invesco Global Water ETF		X	X
Invesco International BuyBack AchieversTM ETF		X	X
Invesco International Corporate Bond ETF			X
Invesco KBW Bank ETF	X		X
Invesco KBW High Dividend Yield Financial ETF	X		X
Invesco KBW Premium Yield Equity REIT ETF	X		X
Invesco KBW Property & Casualty Insurance ETF	X		X
Invesco KBW Regional Banking ETF	X		X
Invesco MSCI Global Climate 500 ETF	X	X	X
Invesco MSCI Green Building ETF	X	N/A	X
Invesco MSCI USA ETF	X	X	X
Invesco NASDAQ 100 ETF	X	X	X
Invesco Nasdaq Biotechnology ETF	X		X
Invesco Nasdaq Free Cash Flow Achievers ETF		X	X
Invesco NASDAQ Future Gen 200 ETF			X
Invesco NASDAQ Next Gen 100 ETF	X		X
Invesco National AMT-Free Municipal Bond ETF			X
Invesco New York AMT-Free Municipal Bond ETF		N/A	X
Invesco PHLX Semiconductor ETF	X		X
Invesco Preferred ETF		N/A	X
Invesco RAFI Developed Markets ex-U.S. ETF			X
Invesco RAFI Developed Markets ex-U.S. Small-Mid ETF			X
Invesco RAFI Emerging Markets ETF			X

27

Approval of Investment Advisory and Sub-Advisory Contracts—(continued)
Invesco Fund	Equal to/Lower than ETF Peer Median*	Equal to/Lower than Open-End Index Fund Peer Median*	Lower than Open-End Active Fund Peer Median
Invesco Russell 1000 Equal Weight ETF	X		X
Invesco S&P 500 Enhanced Value ETF	X		X
Invesco S&P 500® ex-Rate Sensitive Low Volatility ETF	X		X
Invesco S&P 500® High Beta ETF	X		X
Invesco S&P 500® High Dividend Growers ETF			X
Invesco S&P 500® High Dividend Low Volatility ETF	X	X	X
Invesco S&P 500® Low Volatility ETF	X		X
Invesco S&P 500 Minimum Variance ETF	X	X	X
Invesco S&P 500® Momentum ETF	X		X
Invesco S&P 500 QVM Multi-factor ETF	X	X	X
Invesco S&P 500 Revenue ETF			X
Invesco S&P Emerging Markets Low Volatility ETF	X		X
Invesco S&P Emerging Markets Momentum ETF	X		X
Invesco S&P International Developed Low Volatility ETF	X	X	X
Invesco S&P International Developed Momentum ETF	X		X
Invesco S&P International Developed Quality ETF	X		X
Invesco S&P MidCap 400 QVM Multi-factor ETF	X	X	X
Invesco S&P MidCap 400 Revenue ETF			X
Invesco S&P MidCap Low Volatility ETF			X
Invesco S&P SmallCap 600 GARP ETF			X
Invesco S&P SmallCap 600 QVM Multi-factor ETF	X	X	X
Invesco S&P SmallCap 600 Revenue ETF		X	X
Invesco S&P SmallCap Consumer Discretionary ETF	X		X
Invesco S&P SmallCap Consumer Staples ETF	X		X
Invesco S&P SmallCap Energy ETF	X		X
Invesco S&P SmallCap Financials ETF	X		X
Invesco S&P SmallCap Health Care ETF	X		X
Invesco S&P SmallCap High Dividend Low Volatility ETF	X	X	X
Invesco S&P SmallCap Industrials ETF	X		X
Invesco S&P SmallCap Information Technology ETF	X		X
Invesco S&P SmallCap Low Volatility ETF			X
Invesco S&P SmallCap Materials ETF	X		X
Invesco S&P SmallCap Quality ETF			X
Invesco S&P SmallCap Utilities & Communication Services ETF	X	X	X
Invesco S&P Ultra Dividend Revenue ETF		X	X
Invesco Senior Loan ETF	N/A	N/A	X
Invesco Short Term Treasury ETF	X		X
Invesco Taxable Municipal Bond ETF		X	X
Invesco Variable Rate Preferred ETF		X	X

*	The information provided by the Adviser indicated that certain Funds did not have any ETF or open-end index fund peers. Those Funds have been designated in this column with an “N/A” for not available.
In response to questions from the Independent Trustees, the Adviser provided supplemental information regarding each of Invesco Dorsey Wright Emerging Markets Momentum ETF’s, Invesco Global Clean Energy ETF’s, Invesco International Corporate Bond ETF’s, Invesco RAFI Developed Markets ex-U.S. ETF’s, Invesco California AMT-Free Municipal Bond ETF’s, Invesco National AMT-Free Municipal Bond ETF’s, Invesco New York AMT-Free Municipal Bond ETF’s, Invesco Taxable Municipal Bond ETF’s and Invesco Floating Rate Municipal Income ETF’s advisory fees and total expenses and the Lipper peer data.  The Adviser explained

28

Approval of Investment Advisory and Sub-Advisory Contracts—(continued)
its view that the advisory fees and total expenses for these Funds are competitive and generally in line with other comparable funds in the marketplace, particularly in light of the level and nature of services provided and the investment management style of the Adviser.  The Trustees also considered the Adviser’s statements regarding its pricing philosophy and the differing pricing philosophy of certain of the peers.
The Trustees noted information, including fee information, provided by the Adviser regarding other investment products to which it provides investment advisory services, including products that have investment strategies comparable to certain of the Funds.  The Trustees considered the Adviser’s explanation of the differences between the services provided to the Funds and to the other investment products it advises, noting the Adviser’s statement that the management and oversight of the Funds requires substantially more labor and expense.
Based on all of the information provided, the Board concluded that each Fund’s unitary advisory fee was reasonable and appropriate in light of the services provided, the nature of the index, the distinguishing factors of the Fund, and the administrative, operational and management oversight costs for the Adviser.
In conjunction with their review of the unitary advisory fees, the Trustees considered information provided by the Adviser on the revenues received by the Adviser under the Investment Advisory Agreement for the Funds.  The Trustees reviewed information provided by the Adviser regarding its overall profitability, as well as the estimated profitability to the Adviser from its relationship to each Fund.  The Trustees did not consider the revenues received by the Adviser under the Investment Advisory Agreement or the estimated profitability of the Adviser in managing Invesco S&P SmallCap 600 GARP ETF or Invesco MSCI Global Climate 500 ETF because those Funds had not completed a full year of operations as of December 31, 2024. With respect to the Adviser’s profitability information, the Trustees considered that there is no recognized standard or uniform methodology for determining profitability for this purpose.  Furthermore, the Trustees noted that there are limitations inherent in allocating costs and calculating profitability for an organization such as the Adviser’s.  Based on the information provided, the Board concluded that the overall and estimated profitability to the Adviser was not unreasonable.
Economies of Scale and Whether Fee Levels Reflect These Economies of Scale. The Trustees reviewed the information provided by the Adviser as to the extent to which economies of scale may be realized as each Fund grows and whether fee levels reflect economies of scale for the benefit of the Fund’s shareholders.  The Trustees reviewed each Fund’s asset size and unitary advisory fee.  The Trustees noted that any reduction in fixed costs associated with the management of the Funds would be enjoyed by the Adviser, but a unitary advisory fee provides a level of certainty in expenses for the Funds.  The Trustees also noted that the Adviser has reduced advisory fees for the Invesco ETFs numerous times since 2011, including through permanent advisory fee reductions and various advisory fee waivers.  The Board considered whether the unitary advisory fee rate for each Fund was reasonable in relation to the asset size of that Fund and concluded that the unitary advisory fee rates were reasonable and appropriate.
Fall-out Benefits. The Trustees considered that the Adviser identified no additional benefits it receives from its relationship with the Funds, and noted that the Adviser is not a party to any soft-dollar, commission recapture or directed brokerage arrangements with respect to the Funds.  The Trustees also considered benefits received by affiliates of the Adviser that may be directly or indirectly attributed to the Adviser’s relationship with the Funds, including brokerage fees, advisory fees from affiliated money market cash management vehicles and fees as the Funds’ securities lending agent.  The Trustees also considered that Invesco Distributors, Inc., an affiliate of the Adviser, serves as each Fund’s distributor and is paid a distribution fee by the Adviser.  The Board concluded that each Fund’s unitary advisory fee was reasonable, taking into account any ancillary benefits received by affiliates of the Adviser.
Based on all of the information considered and the conclusions reached, the Board, including the Independent Trustees, determined to approve the continuation of the Investment Advisory Agreement for each Fund.  No single factor was determinative in the Board’s analysis.
Investment Sub-Advisory Agreement
As noted above, the Board of Trustees of the Trust, including the Independent Trustees, approved the continuation of the Sub-Advisory Agreement for each of Invesco Senior Loan ETF and Invesco Short Term Treasury ETF at a meeting held on April 24, 2025.  The review process followed by the Board is described in detail above.  In connection with the review of the Sub-Advisory Agreement, the Board considered the factors described below, among others.

29

Approval of Investment Advisory and Sub-Advisory Contracts—(continued)
Nature, Extent and Quality of Services. The Trustees considered the nature, extent and quality of services provided to Invesco Senior Loan ETF and Invesco Short Term Treasury ETF under the Sub-Advisory Agreement.  The Trustees reviewed the qualifications and background of each Sub-Adviser, the services provided by each Sub-Adviser, the investment approach of the Sub-Adviser whose investment personnel manage Invesco Senior Loan ETF’s and Invesco Short Term Treasury ETF’s assets, and the experience and skills of the investment personnel responsible for the day-to-day management of the Funds.
Based on its review, the Board concluded that the nature, extent and quality of services provided by the Sub-Advisers to Invesco Senior Loan ETF and Invesco Short Term Treasury ETF under the Sub-Advisory Agreement were appropriate and reasonable.
Fees, Expenses and Profitability. The Trustees reviewed and discussed the information provided by the Adviser and the Sub-Advisers on the sub-advisory fee rate under the Sub-Advisory Agreement.  The Trustees noted that the sub-advisory fee charged by the Sub-Advisers under the Sub-Advisory Agreement is consistent with the compensation structure used throughout Invesco when Invesco’s affiliates provide sub-advisory services for funds managed by other Invesco affiliates.  The Trustees considered how the sub-advisory fees relate to the overall advisory fee for each of Invesco Senior Loan ETF and Invesco Short Term Treasury ETF and noted that the Adviser compensates each Sub-Adviser from its fee.
The Trustees also reviewed the financial statements provided by Invesco Senior Secured Management, Inc., in connection with the March 13 and April 24, 2025 Board meetings, and Invesco Advisers, Inc., in connection with the April 24, 2025 meeting, and they noted the net income generated by each firm.  The Trustees noted that the Adviser compensates each Sub-Adviser from its fee and that the Adviser provided profitability information with respect to Invesco Senior Loan ETF and Invesco Short Term Treasury ETF.
Economies of Scale and Whether Fee Levels Reflect These Economies of Scale.  As part of their review of the Investment Advisory Agreement for Invesco Senior Loan ETF and Invesco Short Term Treasury ETF, the Trustees considered the extent to which economies of scale may be realized as each Fund grows and whether fee levels reflect economies of scale for the benefit of the Fund’s shareholders.  The Board considered whether the sub-advisory fee rate for Invesco Senior Loan ETF and Invesco Short Term Treasury ETF was reasonable in relation to the asset size of the Funds and concluded that the flat sub-advisory fee rate was reasonable and appropriate.
Fall-out Benefits. The Trustees noted that Invesco Advisers, Inc. receives management fees from affiliated money market funds into which the Funds’ and other Invesco ETFs’ excess cash and securities lending collateral may be invested, and that the Adviser waives its fees with respect to each Fund in an amount equal to the fees received by Invesco Advisers, Inc. on the Fund’s excess cash invested in the affiliated money market funds.  The Trustees also noted the fees received by Invesco Advisers, Inc. in its capacity as securities lending agent for the Invesco ETFs.  The Trustees noted that the Sub-Advisers had not identified any further benefits that they received from their relationships with Invesco Senior Loan ETF and Invesco Short Term Treasury ETF, and that the Sub-Advisers generally do not use or generate soft-dollars with respect to the Funds.  The Board concluded that the sub-advisory fee with respect to each Fund was reasonable, taking into account any ancillary benefits received by the Sub-Advisers.
Based on all of the information considered and the conclusions reached, the Board, including the Independent Trustees, determined to approve the continuation of the Sub-Advisory Agreement for Invesco Senior Loan ETF and Invesco Short Term Treasury ETF.  No single factor was determinative in the Board’s analysis.

30

Other Information Required in Form N-CSR (Items 8-11)
Changes in and Disagreements with Accountants for Open-End Management Investment Companies
Not applicable.
Proxy Disclosures for Open-End Management Investment Companies
Not applicable.
Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies
Remuneration paid to the Funds’ trustees or officers and others, if any, is disclosed within the financial statements.
Statement Regarding Basis for Approval of Investment Advisory Contracts
The statement regarding basis for approval of investment advisory contracts can be found in the Approval of Investment Advisory and Sub-Advisory Contracts section of this report.

31

©2025 Invesco Capital Management LLC
3500 Lacey Road, Suite 700
Downers Grove, IL 60515
P-AG-NCSRS
invesco.com/ETFs

Invesco Semi-Annual Financial Statements and Other Information
April 30, 2025
PBTP	Invesco 0-5 Yr US TIPS ETF
PCY	Invesco Emerging Markets Sovereign Debt ETF
PGHY	Invesco Global ex-US High Yield Corporate Bond ETF
PICB	Invesco International Corporate Bond ETF

2

Invesco 0-5 Yr US TIPS ETF (PBTP)
April 30, 2025
(Unaudited)
Schedule of Investments

	Principal Amount	Value
U.S. Treasury Securities-99.86%
U.S. Treasury Inflation — Indexed Bonds-18.82%(a)
2.00%, 01/15/2026	$1,631,765	$1,646,103
2.38%, 01/15/2027	1,325,601	1,361,893
1.75%, 01/15/2028	1,206,287	1,231,333
3.63%, 04/15/2028	1,680,497	1,804,904
2.50%, 01/15/2029	1,069,306	1,119,909
3.88%, 04/15/2029	1,906,711	2,099,698
1.63%, 04/15/2030	1,363,209	1,377,091
		10,640,931
U.S. Treasury Inflation — Indexed Notes-81.04%(a)
0.38%, 07/15/2025	2,808,773	2,805,973
0.13%, 10/15/2025	2,140,995	2,140,089
0.63%, 01/15/2026	2,876,159	2,874,014
0.13%, 04/15/2026	2,465,663	2,450,172
0.13%, 07/15/2026	2,495,126	2,488,737
0.13%, 10/15/2026	2,268,140	2,256,284
0.38%, 01/15/2027	2,569,077	2,552,254
0.13%, 04/15/2027	2,266,775	2,235,066
0.38%, 07/15/2027	2,447,986	2,431,843
1.63%, 10/15/2027	2,188,230	2,233,389
0.50%, 01/15/2028	2,548,999	2,517,310
1.25%, 04/15/2028	2,159,494	2,170,018
	Principal Amount	Value
U.S. Treasury Inflation — Indexed Notes-(continued)
0.75%, 07/15/2028	$2,359,909	$2,343,319
2.38%, 10/15/2028	2,226,116	2,326,615
0.88%, 01/15/2029	2,323,149	2,296,235
2.13%, 04/15/2029	2,304,388	2,380,038
0.25%, 07/15/2029	2,520,786	2,425,963
1.63%, 10/15/2029	2,404,664	2,444,879
0.13%, 01/15/2030	2,586,189	2,442,773
		45,814,971
Total U.S. Treasury Securities (Cost $56,172,479)		56,455,902
	Shares
Money Market Funds-0.31%
Invesco Government & Agency Portfolio, Institutional Class, 4.26%(b)(c) (Cost $176,679)	176,679	176,679
TOTAL INVESTMENTS IN SECURITIES-100.17% (Cost $56,349,158)		56,632,581
OTHER ASSETS LESS LIABILITIES-(0.17)%		(94,588)
NET ASSETS-100.00%		$56,537,993

Notes to Schedule of Investments:
(a)	Principal amount of security and interest payments are adjusted for inflation. See Note 2K.
(b)
Affiliated holding. Affiliated holdings are investments in entities which are under common ownership or control of Invesco Ltd. or are investments in entities in which the Fund owns 5% or more of the outstanding voting securities. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the six months ended April 30, 2025.

	Value October 31, 2024	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain	Value April 30, 2025	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$158,159	$986,903	$(968,383)	$-	$-	$176,679	$991

(c)	The rate shown is the 7-day SEC standardized yield as of April 30, 2025.
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

3

Invesco Emerging Markets Sovereign Debt ETF (PCY)
April 30, 2025
(Unaudited)
Schedule of Investments

	Principal Amount	Value
U.S. Dollar Denominated Bonds & Notes-98.33%
Angola-2.68%
Angolan Government International Bond
8.75%, 04/14/2032(a)	$13,445,000	$10,587,837
9.38%, 05/08/2048(a)	14,764,000	10,383,078
9.13%, 11/26/2049(a)	15,045,000	10,311,504
		31,282,419
Bahrain-3.03%
Bahrain Government International Bond
6.00%, 09/19/2044(a)(b)	14,217,000	11,652,076
7.50%, 09/20/2047(a)(b)	12,203,000	11,809,758
6.25%, 01/25/2051(a)	14,467,000	11,940,411
		35,402,245
Brazil-3.18%
Brazilian Government International Bond
5.63%, 02/21/2047	15,329,000	12,541,883
4.75%, 01/14/2050	17,623,000	12,451,935
7.13%, 05/13/2054	12,740,000	12,115,988
		37,109,806
Chile-3.19%
Chile Government International Bond
4.34%, 03/07/2042	14,377,000	12,352,718
4.00%, 01/31/2052	16,492,000	12,449,811
5.33%, 01/05/2054(b)	13,326,997	12,424,160
		37,226,689
China-3.18%
China Government International Bond
4.00%, 10/19/2048(a)(b)	13,465,000	12,528,081
2.25%, 10/21/2050(a)(b)	18,703,000	12,293,877
2.50%, 10/26/2051(a)(b)	18,043,000	12,322,158
		37,144,116
Colombia-2.94%
Colombia Government International Bond
5.63%, 02/26/2044	16,071,000	11,515,585
8.75%, 11/14/2053	11,914,000	11,431,984
8.38%, 11/07/2054	12,412,000	11,392,657
		34,340,226
Costa Rica-3.11%
Costa Rica Government International Bond
5.63%, 04/30/2043(a)	13,706,000	12,200,076
7.00%, 04/04/2044(a)	11,905,000	11,994,288
7.16%, 03/12/2045(a)(b)	11,883,000	12,138,920
		36,333,284
Dominican Republic-3.09%
Dominican Republic International Bond
7.45%, 04/30/2044(a)	11,610,000	11,912,440
6.85%, 01/27/2045(a)(b)	12,533,000	12,071,786
6.50%, 02/15/2048(a)(b)	13,096,000	12,082,370
		36,066,596
Egypt-2.86%
Egypt Government International Bond
8.70%, 03/01/2049(a)	14,847,000	10,989,285
	Principal Amount	Value
Egypt-(continued)
8.88%, 05/29/2050(a)	$15,112,000	$11,337,835
8.75%, 09/30/2051(a)	14,983,000	11,089,578
		33,416,698
El Salvador-3.02%
El Salvador Government International Bond
7.63%, 02/01/2041(a)	13,259,000	11,876,063
7.13%, 01/20/2050(a)	14,449,000	11,696,029
9.50%, 07/15/2052(a)	11,630,000	11,658,598
		35,230,690
Guatemala-3.19%
Guatemala Government Bond
3.70%, 10/07/2033(a)	14,866,000	12,377,983
6.55%, 02/06/2037(a)	12,653,000	12,628,549
4.65%, 10/07/2041(a)(b)	15,742,000	12,205,739
		37,212,271
Hungary-3.05%
Hungary Government International Bond
7.63%, 03/29/2041	10,808,000	11,965,040
3.13%, 09/21/2051(a)	20,247,000	11,887,267
6.75%, 09/25/2052(a)	11,727,000	11,773,761
		35,626,068
Indonesia-3.11%
Indonesia Government International Bond
3.50%, 02/14/2050	17,424,000	12,398,759
4.45%, 04/15/2070	15,011,000	11,883,694
3.35%, 03/12/2071	19,185,000	11,975,985
		36,258,438
Jordan-3.11%
Jordan Government International Bond
7.50%, 01/13/2029(a)	12,505,000	12,491,338
5.85%, 07/07/2030(a)	13,370,000	12,358,693
7.38%, 10/10/2047(a)	13,636,000	11,466,342
		36,316,373
Kazakhstan-3.12%
Kazakhstan Government International Bond
4.71%, 04/09/2035(a)	12,745,000	12,329,296
4.88%, 10/14/2044(a)	13,457,000	11,957,453
6.50%, 07/21/2045(a)	11,610,000	12,181,050
		36,467,799
Mexico-3.05%
Mexico Government International Bond
6.34%, 05/04/2053	13,506,000	11,899,839
3.75%, 04/19/2071	21,618,000	11,834,623
5.75%, 10/12/2110	15,630,000	11,887,678
		35,622,140
Morocco-3.13%
Morocco Government International Bond
6.50%, 09/08/2033(a)	11,837,000	12,257,509
5.50%, 12/11/2042(a)	13,921,000	12,161,420
4.00%, 12/15/2050(a)	18,238,000	12,087,235
		36,506,164
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

4

Invesco Emerging Markets Sovereign Debt ETF (PCY)—(continued)
April 30, 2025
(Unaudited)
	Principal Amount	Value
Nigeria-2.83%
Nigeria Government International Bond
7.70%, 02/23/2038(a)	$14,092,000	$10,969,125
7.63%, 11/28/2047(a)	15,392,000	10,955,275
9.25%, 01/21/2049(a)(b)	13,157,000	11,137,677
		33,062,077
Oman-3.16%
Oman Government International Bond
6.50%, 03/08/2047(a)	12,125,000	12,054,787
6.75%, 01/17/2048(a)	12,238,000	12,403,256
7.00%, 01/25/2051(a)	11,891,000	12,405,369
		36,863,412
Pakistan-2.72%
Pakistan Government International Bond
7.38%, 04/08/2031(a)	20,546,000	16,249,272
8.88%, 04/08/2051(a)	21,784,000	15,565,757
		31,815,029
Panama-3.15%
Panama Government International Bond
6.40%, 02/14/2035	13,242,000	12,553,151
6.88%, 01/31/2036	12,893,000	12,489,061
7.88%, 03/01/2057(b)	12,095,000	11,732,679
		36,774,891
Peru-3.16%
Peruvian Government International Bond
5.63%, 11/18/2050	13,064,000	12,274,038
5.88%, 08/08/2054	12,947,000	12,306,123
3.60%, 01/15/2072	20,081,000	12,302,117
		36,882,278
Philippines-3.18%
Philippine Government International Bond
3.20%, 07/06/2046	18,001,000	12,623,372
4.20%, 03/29/2047	15,080,000	12,318,493
5.95%, 10/13/2047	11,844,000	12,162,661
		37,104,526
Qatar-3.16%
Qatar Government International Bond
4.63%, 06/02/2046(a)	13,802,000	12,429,412
5.10%, 04/23/2048(a)	12,913,000	12,245,591
4.82%, 03/14/2049(a)	13,450,000	12,229,816
		36,904,819
Romania-3.09%
Romanian Government International Bond
5.13%, 06/15/2048(a)	16,606,000	12,138,405
4.00%, 02/14/2051(a)	19,880,000	11,887,284
7.63%, 01/17/2053(a)	12,454,000	12,034,746
		36,060,435
Saudi Arabia-3.15%
Saudi Government International Bond
5.75%, 01/16/2054(a)	12,955,000	12,255,171
4.50%, 04/22/2060(a)	15,769,000	12,143,766
3.45%, 02/02/2061(a)	20,078,000	12,370,332
		36,769,269
	Principal Amount	Value
Serbia-3.21%
Serbia International Bond
2.13%, 12/01/2030(a)	$15,285,000	$12,789,293
6.50%, 09/26/2033(a)	11,909,000	12,312,537
6.00%, 06/12/2034(a)	12,554,000	12,429,584
		37,531,414
South Africa-3.00%
Republic of South Africa Government International Bond
6.30%, 06/22/2048	15,223,000	11,838,680
5.75%, 09/30/2049	16,172,000	11,589,542
7.30%, 04/20/2052	13,479,000	11,561,275
		34,989,497
Trinidad-3.13%
Trinidad & Tobago Government International Bond
4.50%, 06/26/2030(a)	13,491,000	12,219,488
5.95%, 01/14/2031(a)	12,707,000	12,185,377
6.40%, 06/26/2034(a)	12,772,000	12,097,736
		36,502,601
Turkey-3.02%
Turkey Government International Bond
4.88%, 04/16/2043	17,248,000	11,687,909
6.63%, 02/17/2045	14,556,000	11,910,665
5.75%, 05/11/2047	16,069,000	11,644,007
		35,242,581
United Arab Emirates-3.15%
Finance Department Government of Sharjah
6.13%, 03/06/2036(a)(b)	12,373,000	12,369,913
4.00%, 07/28/2050(a)	19,273,000	12,313,703
4.38%, 03/10/2051(a)	17,681,000	12,040,827
		36,724,443
Uzbekistan-3.18%
Republic of Uzbekistan International Bond
3.70%, 11/25/2030(a)	14,588,000	12,560,724
3.90%, 10/19/2031(a)	14,677,000	12,457,294
6.90%, 02/28/2032(a)	12,061,000	12,080,298
		37,098,316
Total U.S. Dollar Denominated Bonds & Notes (Cost $1,340,340,010)		1,147,887,610
	Shares
Money Market Funds-0.18%
Invesco Government & Agency Portfolio, Institutional Class, 4.26%(c)(d) (Cost $2,136,615)	2,136,615	2,136,615
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-98.51% (Cost $1,342,476,625)		1,150,024,225
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

5

Invesco Emerging Markets Sovereign Debt ETF (PCY)—(continued)
April 30, 2025
(Unaudited)
	Shares	Value
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-4.73%
Invesco Private Government Fund, 4.32%(c)(d)(e)	15,331,714	$15,331,714
Invesco Private Prime Fund, 4.46%(c)(d)(e)	39,896,795	39,904,774
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $55,238,513)		55,236,488
TOTAL INVESTMENTS IN SECURITIES-103.24% (Cost $1,397,715,138)		1,205,260,713
OTHER ASSETS LESS LIABILITIES-(3.24)%		(37,851,605)
NET ASSETS-100.00%		$1,167,409,108

Notes to Schedule of Investments:
(a)
Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at
April 30, 2025 was $774,371,498, which represented 66.33% of the Fund’s Net Assets.

(b)	All or a portion of this security was out on loan at April 30, 2025.
(c)
Affiliated holding. Affiliated holdings are investments in entities which are under common ownership or control of Invesco Ltd. or are investments in entities in which the Fund owns 5% or more of the outstanding voting securities. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the six months ended April 30, 2025.

	Value October 31, 2024	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain (Loss)	Value April 30, 2025	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$1,189,395	$48,181,109	$(47,233,889)	$-	$-	$2,136,615	$54,535
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	13,407,358	61,641,840	(59,717,484)	-	-	15,331,714	412,514 *
Invesco Private Prime Fund	35,021,651	143,933,177	(139,045,894)	16	(4,176)	39,904,774	1,097,453 *
Total	$49,618,404	$253,756,126	$(245,997,267)	$16	$(4,176)	$57,373,103	$1,564,502

*
Represents the income earned on the investment of cash collateral, which is included in securities lending income on the Statements of Operations. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(d)	The rate shown is the 7-day SEC standardized yield as of April 30, 2025.
(e)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned. See Note 2L.
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

6

Invesco Global ex-US High Yield Corporate Bond ETF (PGHY)
April 30, 2025
(Unaudited)
Schedule of Investments

	Principal Amount	Value
U.S. Dollar Denominated Bonds & Notes-97.28%
Angola-0.28%
Azule Energy Finance PLC, 8.13%, 01/23/2030(a)	$450,000	$433,890
Argentina-1.48%
Telecom Argentina S.A., 9.50%, 07/18/2031(a)	300,000	314,850
Vista Energy Argentina S.A.U, 7.63%, 12/10/2035(a)	220,000	210,485
YPF S.A.
6.95%, 07/21/2027(a)	260,000	255,114
9.00%, 06/30/2029(a)	285,942	293,687
9.50%, 01/17/2031(a)	270,000	278,709
8.75%, 09/11/2031(a)	200,000	202,645
7.00%, 09/30/2033(a)	160,000	153,176
8.25%, 01/17/2034(a)	400,000	389,031
7.00%, 12/15/2047(a)	205,000	174,648
		2,272,345
Australia-1.60%
FMG Resources (August 2006) Pty. Ltd.
4.50%, 09/15/2027(a)	232,000	226,528
5.88%, 04/15/2030(a)(b)	269,000	266,252
4.38%, 04/01/2031(a)	544,000	492,876
6.13%, 04/15/2032(a)	311,000	306,784
Infrabuild Australia Pty Ltd., 14.50%, 11/15/2028(a)	200,000	210,050
Mineral Resources Ltd.
8.13%, 05/01/2027(a)	210,000	204,420
8.00%, 11/01/2027(a)	143,000	136,000
9.25%, 10/01/2028(a)	414,000	392,043
8.50%, 05/01/2030(a)	242,000	220,091
		2,455,044
Austria-0.15%
Benteler International AG, 10.50%, 05/15/2028(a)	220,000	224,843
Azerbaijan-0.23%
State Oil Co. of the Azerbaijan Republic (The), 6.95%, 03/18/2030(a)	340,000	354,595
Bahrain-1.14%
Bank of Bahrain and Kuwait B.S.C., 6.88%, 06/06/2029(a)	200,000	202,775
Bapco Energies B.S.C. Closed
7.50%, 10/25/2027(a)	370,000	379,649
8.38%, 11/07/2028(a)	200,000	212,440
Bapco Energies Sukuk Ltd.
5.25%, 04/08/2029(a)	200,000	196,000
6.63%, 05/25/2033(a)	200,000	207,150
6.25%, 01/29/2035(a)(b)	350,000	356,832
GFH Senior Sukuk Ltd., 7.50%, 11/06/2029(a)	200,000	198,152
		1,752,998
Belgium-0.25%
Telenet Finance Luxembourg Notes S.a.r.l., 5.50%, 03/01/2028(a)	400,000	392,078
	Principal Amount	Value
Bermuda-0.14%
RLGH Finance Bermuda Ltd., 8.25%, 07/17/2031(a)	$200,000	$218,448
Brazil-12.37%
3R Lux S.a.r.l., 9.75%, 02/05/2031(a)	200,000	196,437
Acu Petroleo (Luxembourg) S.a.r.l., 7.50%, 01/13/2032(a)	249,114	250,165
Aegea Finance S.a.r.l.
6.75%, 05/20/2029(a)	220,000	218,092
9.00%, 01/20/2031(a)(b)	300,000	313,230
Amaggi (Luxembourg) International S.a.r.l., 5.25%, 01/28/2028(a)	260,000	254,139
Ambipar Lux S.a.r.l., 9.88%, 02/06/2031(a)	200,000	192,578
Arcos Dorados B.V., 6.38%, 01/29/2032(a)	200,000	203,904
Azul Secured Finance LLP, 10.88%, 08/28/2030	130,000	24,806
B3 S.A. - Brasil, Bolsa, Balcao, 4.13%, 09/20/2031(a)	210,000	190,825
Banco Bradesco S.A.
4.38%, 03/18/2027(a)	220,000	217,874
6.50%, 01/22/2030(a)	350,000	363,412
Banco BTG Pactual S.A.
2.75%, 01/11/2026(a)	220,000	216,116
6.25%, 04/08/2029(a)	170,000	174,677
5.75%, 01/22/2030(a)	200,000	199,540
Banco do Brasil S.A.
3.25%, 09/30/2026(a)	260,000	255,363
4.88%, 01/11/2029(a)	220,000	217,424
6.25%, 04/18/2030(a)	260,000	266,916
6.00%, 03/18/2031(a)	260,000	262,762
Braskem America Finance Co., 7.13%, 07/22/2041(a)	200,000	155,488
Braskem Netherlands Finance B.V.
4.50%, 01/10/2028(a)	450,000	405,082
4.50%, 01/31/2030(a)	540,000	448,060
8.50%, 01/12/2031(a)	300,000	288,073
7.25%, 02/13/2033(a)	360,000	315,177
8.00%, 10/15/2034(a)	300,000	267,900
5.88%, 01/31/2050(a)	270,000	183,051
BRF S.A.
4.88%, 01/24/2030(a)	260,000	246,678
5.75%, 09/21/2050(a)	230,000	186,182
Centrais Eletricas Brasileiras S.A.
4.63%, 02/04/2030(a)	250,000	235,911
6.50%, 01/11/2035(a)	260,000	255,575
Cosan (Luxembourg) S.A., 5.50%, 09/20/2029(a)	180,000	176,355
CSN Inova Ventures, 6.75%, 01/28/2028(a)	480,000	448,221
CSN Resources S.A.
8.88%, 12/05/2030(a)	200,000	191,630
4.63%, 06/10/2031(a)	300,000	227,497
5.88%, 04/08/2032(a)	220,000	176,817
FS (Luxembourg) S.a.r.l., 8.88%, 02/12/2031(a)	200,000	201,213
Itau Unibanco Holding S.A., 6.00%, 02/27/2030(a)	400,000	409,670
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

7

Invesco Global ex-US High Yield Corporate Bond ETF (PGHY)—(continued)
April 30, 2025
(Unaudited)
	Principal Amount	Value
Brazil-(continued)
Klabin Austria GmbH
5.75%, 04/03/2029(a)	$330,000	$332,505
3.20%, 01/12/2031(a)	170,000	148,045
7.00%, 04/03/2049(a)	240,000	236,366
LD Celulose International GmbH, 7.95%, 01/26/2032(a)	270,000	277,560
MARB BondCo PLC, 3.95%, 01/29/2031(a)	410,000	354,872
MC Brazil Downstream Trading S.a.r.l., 7.25%, 06/30/2031(a)	635,246	491,490
MercadoLibre, Inc., 3.13%, 01/14/2031	200,000	177,602
Minerva (Luxembourg) S.A.
4.38%, 03/18/2031(a)	438,000	385,769
8.88%, 09/13/2033(a)	340,000	362,905
Movida Europe S.A., 7.85%, 04/11/2029(a)	200,000	176,337
MV24 Capital B.V., 6.75%, 06/01/2034(a)	300,840	286,990
NewCo Holding 20 S.a.r.l., 9.38%, 11/07/2029(a)	300,000	296,550
Petrobras Global Finance B.V.
7.38%, 01/17/2027	235,000	243,918
6.00%, 01/27/2028	398,000	404,712
5.60%, 01/03/2031(b)	277,000	275,724
6.50%, 07/03/2033(b)	340,000	343,876
6.00%, 01/13/2035(b)	350,000	331,872
6.88%, 01/20/2040	243,000	239,071
6.75%, 01/27/2041	253,000	245,488
7.25%, 03/17/2044(b)	306,000	305,926
5.50%, 06/10/2051	181,000	136,892
6.85%, 06/05/2115	560,000	489,713
Petrorio Luxembourg Holding S.a.r.l., 6.13%, 06/09/2026(a)	270,000	270,535
Rede D’or Finance S.a.r.l.
4.95%, 01/17/2028(a)	220,000	216,309
4.50%, 01/22/2030(a)	260,000	242,329
Rumo Luxembourg S.a.r.l.
5.25%, 01/10/2028(a)	220,000	217,320
4.20%, 01/18/2032(a)	200,000	175,275
Samarco Mineracao S.A., 9.00% PIK Rate, 0.50% Cash Rate, 06/30/2031(a)(b)(c)	1,570,852	1,479,428
Simpar Europe S.A., 5.20%, 01/26/2031(a)	180,000	139,725
Trident Energy Finance PLC, 12.50%, 11/30/2029(a)	200,000	189,636
Usiminas International S.a.r.l., 7.50%, 01/27/2032(a)	200,000	200,250
XP, Inc., 6.75%, 07/02/2029(a)	170,000	172,906
Yinson Boronia Production B.V., 8.95%, 07/31/2042(a)	346,913	356,453
		19,041,189
Canada-12.20%
1011778 BC ULC/New Red Finance, Inc.
3.88%, 01/15/2028(a)	528,000	507,531
4.38%, 01/15/2028(a)	287,000	278,159
3.50%, 02/15/2029(a)	287,000	268,669
6.13%, 06/15/2029(a)	600,000	610,203
5.63%, 09/15/2029(a)	225,000	224,536
4.00%, 10/15/2030(a)	1,162,000	1,058,939
Air Canada, 3.88%, 08/15/2026(a)	413,000	405,585
Algonquin Power & Utilities Corp., 4.75%, 01/18/2082(b)(d)	292,000	274,337
	Principal Amount	Value
Canada-(continued)
AltaGas Ltd., 7.20%, 10/15/2054(a)(d)	$400,000	$391,647
Baffinland Iron Mines Corp./Baffinland Iron Mines L.P., 8.75%, 07/15/2026(a)	220,000	193,551
Baytex Energy Corp.
8.50%, 04/30/2030(a)	275,000	255,813
7.38%, 03/15/2032(a)	200,000	172,652
Bell Canada
6.88%, 09/15/2055(b)(d)	380,000	380,505
7.00%, 09/15/2055(d)	450,000	447,679
Bombardier, Inc.
7.88%, 04/15/2027(a)	242,000	242,742
6.00%, 02/15/2028(a)	292,000	289,063
7.50%, 02/01/2029(a)	287,000	295,909
8.75%, 11/15/2030(a)	260,000	278,918
7.25%, 07/01/2031(a)	350,000	358,787
7.00%, 06/01/2032(a)	260,000	263,375
7.45%, 05/01/2034(a)	239,000	251,436
Brookfield Residential Properties, Inc./Brookfield Residential U.S. LLC
6.25%, 09/15/2027(a)	240,000	235,547
4.88%, 02/15/2030(a)	190,000	165,650
Dye & Durham Ltd., 8.63%, 04/15/2029(a)	200,000	203,646
Emera, Inc., Series 16-A, 6.75%, 06/15/2076(d)	420,000	421,618
Enerflex Ltd., 9.00%, 10/15/2027(a)	215,000	220,649
Garda World Security Corp.
4.63%, 02/15/2027(a)	218,000	214,472
6.00%, 06/01/2029(a)	200,000	187,400
8.25%, 08/01/2032(a)	200,000	196,758
goeasy Ltd., 9.25%, 12/01/2028(a)	200,000	209,562
Great Canadian Gaming Corp., 8.75%, 11/15/2029(a)	200,000	198,475
Hudbay Minerals, Inc.
4.50%, 04/01/2026(a)	182,000	178,772
6.13%, 04/01/2029(a)	182,000	181,389
Husky Injection Molding Systems Ltd./Titan Co-Borrower LLC, 9.00%, 02/15/2029(a)	330,000	335,405
Intelligent Packaging Ltd. Finco, Inc./Intelligent Packaging Ltd. Co-Issuer LLC, 6.00%, 09/15/2028(a)	268,000	266,415
Ivanhoe Mines Ltd., 7.88%, 01/23/2030(a)	200,000	195,364
Jones Deslauriers Insurance Management, Inc.
8.50%, 03/15/2030(a)	276,000	291,389
10.50%, 12/15/2030(a)	200,000	215,327
Kronos Acquisition Holdings, Inc., 8.25%, 06/30/2031(a)	200,000	165,605
Mattamy Group Corp.
5.25%, 12/15/2027(a)	190,000	184,735
4.63%, 03/01/2030(a)	230,000	210,629
MEG Energy Corp., 5.88%, 02/01/2029(a)	232,000	224,087
Methanex Corp.
5.13%, 10/15/2027	229,000	224,989
5.25%, 12/15/2029(b)	265,000	251,999
Northriver Midstream Finance L.P., 6.75%, 07/15/2032(a)	300,000	298,432
NOVA Chemicals Corp.
5.00%, 05/01/2025(a)	200,000	200,000
5.25%, 06/01/2027(a)	357,000	353,260
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

8

Invesco Global ex-US High Yield Corporate Bond ETF (PGHY)—(continued)
April 30, 2025
(Unaudited)
	Principal Amount	Value
Canada-(continued)
4.25%, 05/15/2029(a)	$220,000	$208,133
9.00%, 02/15/2030(a)	225,000	240,684
Open Text Corp.
3.88%, 02/15/2028(a)	342,000	327,244
3.88%, 12/01/2029(a)	291,000	268,486
Open Text Holdings, Inc.
4.13%, 02/15/2030(a)	342,000	316,498
4.13%, 12/01/2031(a)	253,000	226,606
Parkland Corp.
5.88%, 07/15/2027(a)	190,000	188,529
4.50%, 10/01/2029(a)	309,000	291,691
4.63%, 05/01/2030(a)	309,000	291,193
6.63%, 08/15/2032(a)	200,000	199,277
RB Global Holdings, Inc.
6.75%, 03/15/2028(a)	210,000	214,380
7.75%, 03/15/2031(a)	308,000	323,318
Rogers Communications, Inc.
7.00%, 04/15/2055(b)(d)	400,000	403,229
7.13%, 04/15/2055(d)	380,000	378,867
5.25%, 03/15/2082(a)(d)	252,000	245,849
South Bow Canadian Infrastructure Holdings Ltd., 7.50%, 03/01/2055(a)(d)	250,000	245,994
Strathcona Resources Ltd., 6.88%, 08/01/2026(a)	195,000	191,428
Superior Plus L.P./Superior General Partner, Inc., 4.50%, 03/15/2029(a)	230,000	215,004
Taseko Mines Ltd., 8.25%, 05/01/2030(a)	200,000	202,191
Telesat Canada/Telesat LLC, 5.63%, 12/06/2026(a)	190,000	108,300
Wrangler Holdco Corp. ˂˂No Caption Available˃˃, 0.00%, (a)	200,000	205,510
		18,774,021
Cayman Islands-0.26%
Global Aircraft Leasing Co. Ltd., 8.75%, 09/01/2027(a)	400,000	399,051
Chile-0.93%
AES Andes S.A., 8.15%, 06/10/2055(a)(d)	200,000	204,200
Agrosuper S.A., 4.60%, 01/20/2032(a)	170,000	155,118
Falabella S.A., 3.38%, 01/15/2032(a)	240,000	203,850
LATAM Airlines Group S.A.
13.38%, 10/15/2029(a)	230,000	257,567
7.88%, 04/15/2030(a)(b)	500,000	490,000
Telefonica Moviles Chile S.A., 3.54%, 11/18/2031(a)	180,000	119,330
		1,430,065
China-3.82%
Bank of Communications Co. Ltd., 3.80%(a)(d)(e)	850,000	845,656
CFAMC III Co. Ltd.
4.75%, 04/27/2027(a)	300,000	297,675
4.25%, 11/07/2027(a)	300,000	292,617
CFAMC IV Co. Ltd., 4.50%, 05/29/2029(a)	200,000	192,398
Fortune Star (BVI) Ltd.
5.00%, 05/18/2026(a)	220,000	213,073
5.05%, 01/27/2027(a)	220,000	207,519
8.50%, 05/19/2028(a)	200,000	198,781
	Principal Amount	Value
China-(continued)
Franshion Brilliant Ltd.
4.25%, 07/23/2029(a)	$200,000	$174,722
6.00%(a)(d)(e)	220,000	217,322
Industrial and Commercial Bank of China Ltd., 3.20%(a)(d)(e)	2,282,000	2,223,599
Longfor Group Holdings Ltd., 4.50%, 01/16/2028(a)	200,000	176,978
Vanke Real Estate (Hong Kong) Co. Ltd., 3.98%, 11/09/2027(a)	330,000	254,431
West China Cement Ltd., 4.95%, 07/08/2026(a)	220,000	172,335
Westwood Group Holdings Ltd., 2.80%, 01/20/2026(a)	200,000	196,090
Yanlord Land (HK) Co. Ltd., 5.13%, 05/20/2026(a)	220,000	213,179
		5,876,375
Colombia-3.50%
AI Candelaria (Spain) S.A., 5.75%, 06/15/2033(a)	195,000	160,107
Banco de Bogota S.A., 6.25%, 05/12/2026(a)	390,000	391,056
Canacol Energy Ltd., 5.75%, 11/24/2028(a)	220,000	102,315
Ecopetrol S.A.
8.63%, 01/19/2029	289,000	302,396
6.88%, 04/29/2030	591,000	575,692
4.63%, 11/02/2031	310,000	253,458
7.75%, 02/01/2032	380,000	362,551
8.88%, 01/13/2033	610,000	610,999
8.38%, 01/19/2036	450,000	421,521
7.38%, 09/18/2043	208,000	168,851
5.88%, 05/28/2045	470,000	315,278
5.88%, 11/02/2051	130,000	83,124
Empresas Publicas de Medellin E.S.P.
4.25%, 07/18/2029(a)	350,000	317,003
4.38%, 02/15/2031(a)(b)	260,000	225,209
EnfraGen Energia Sur S.A./EnfraGen Spain S.A./Prime Energia S.p.A., 5.38%, 12/30/2030(a)	245,000	210,794
GeoPark Ltd., 8.75%, 01/31/2030(a)	200,000	173,115
Gran Tierra Energy, Inc., 9.50%, 10/15/2029(a)	200,000	155,726
Grupo Aval Ltd., 4.38%, 02/04/2030(a)	350,000	308,283
SierraCol Energy Andina LLC, 6.00%, 06/15/2028(a)	270,000	248,618
		5,386,096
Costa Rica-0.10%
Instituto Costarricense de Electricidad, 6.38%, 05/15/2043(a)	170,000	150,391
Czech Republic-0.21%
Allwyn Entertainment Financing (UK) PLC, 7.88%, 04/30/2029(a)	310,000	321,744
Dominican Republic-0.13%
Aeropuertos Dominicanos Siglo XXI S.A., 7.00%, 06/30/2034(a)	200,000	203,312
Finland-0.16%
Amer Sports Co., 6.75%, 02/16/2031(a)	250,000	253,196
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

9

Invesco Global ex-US High Yield Corporate Bond ETF (PGHY)—(continued)
April 30, 2025
(Unaudited)
	Principal Amount	Value
France-2.78%
Altice France S.A.
8.13%, 02/01/2027(a)	$560,000	$513,046
5.50%, 01/15/2028(a)	380,000	315,014
5.13%, 07/15/2029(a)	900,000	735,596
5.50%, 10/15/2029(a)	670,000	549,430
Calderys Financing LLC, 11.25%, 06/01/2028(a)	210,000	222,137
Electricite de France S.A., 9.13%(a)(d)(e)	520,000	582,907
Iliad Holding S.A.S.U.
7.00%, 10/15/2028(a)	300,000	303,923
8.50%, 04/15/2031(a)	420,000	443,468
7.00%, 04/15/2032(a)	300,000	304,465
Vallourec SACA, 7.50%, 04/15/2032(a)	300,000	310,974
		4,280,960
Georgia-0.13%
Georgian Railway JSC, 4.00%, 06/17/2028(a)	220,000	195,514
Germany-1.55%
Cerdia Finanz GmbH, 9.38%, 10/03/2031(a)	300,000	302,625
Cheplapharm Arzneimittel GmbH, 5.50%, 01/15/2028(a)	220,000	194,818
IHO Verwaltungs GmbH, 7.75% PIK Rate, 8.50% Cash Rate, 11/15/2030(a)(c)	200,000	195,469
Mercer International, Inc., 5.13%, 02/01/2029(b)	309,000	254,574
TK Elevator U.S. Newco, Inc., 5.25%, 07/15/2027(a)	550,000	542,111
ZF North America Capital, Inc.
6.88%, 04/14/2028(a)	217,000	207,497
7.13%, 04/14/2030(a)	220,000	202,681
6.75%, 04/23/2030(a)	265,000	242,082
6.88%, 04/23/2032(a)	280,000	246,042
		2,387,899
Ghana-0.35%
Kosmos Energy Ltd., 8.75%, 10/01/2031(a)	200,000	161,698
Tullow Oil PLC, 10.25%, 05/15/2026(a)	483,000	382,415
		544,113
Guatemala-0.56%
Central American Bottling Corp./CBC Bottling Holdco S.L./Beliv Holdco S.L., 5.25%, 04/27/2029(a)	379,000	362,981
CT Trust, 5.13%, 02/03/2032(a)	300,000	273,322
Investment Energy Resources Ltd., 6.25%, 04/26/2029(a)	240,000	229,155
		865,458
Hong Kong-2.06%
Bank of East Asia Ltd. (The), 5.83%(a)(d)(e)	290,000	286,312
CAS Capital No. 1 Ltd., 4.00%(a)(d)(e)	340,000	326,400
China CITIC Bank International Ltd.
3.25%(a)(d)(e)	270,000	264,610
4.80%(a)(d)(e)	270,000	268,248
Melco Resorts Finance Ltd.
4.88%, 06/06/2025(a)	250,000	249,546
5.25%, 04/26/2026(a)	220,000	215,965
5.63%, 07/17/2027(a)	270,000	260,844
5.75%, 07/21/2028(a)	280,000	264,780
	Principal Amount	Value
Hong Kong-(continued)
5.38%, 12/04/2029(a)	$320,000	$290,200
7.63%, 04/17/2032(a)	250,000	241,567
Nanyang Commercial Bank Ltd., 6.50%(a)(d)(e)	290,000	292,538
Seaspan Corp., 5.50%, 08/01/2029(a)(b)	237,000	216,575
		3,177,585
Hungary-0.30%
OTP Bank Nyrt.
8.75%, 05/15/2033(a)(d)	240,000	254,566
7.30%, 07/30/2035(a)(d)	200,000	201,759
		456,325
India-3.49%
Biocon Biologics Global PLC, 6.67%, 10/09/2029(a)	270,000	243,503
CA Magnum Holdings, 5.38%, 10/31/2026(a)	250,000	245,045
Continuum Green Energy India Pvt./Co- Issuers, 7.50%, 06/26/2033(a)	214,995	216,088
Delhi International Airport Ltd.
6.13%, 10/31/2026(a)	200,000	200,029
6.45%, 06/04/2029(a)	220,000	221,278
Greenko Dutch B.V., 3.85%, 03/29/2026(a)	398,640	386,576
Greenko Power II Ltd., 4.30%, 12/13/2028(a)	208,750	191,928
IRB Infrastructure Developers Ltd., 7.11%, 03/11/2032(a)	200,000	196,006
JSW Hydro Energy Ltd., 4.13%, 05/18/2031(a)	236,000	210,552
JSW Steel Ltd.
3.95%, 04/05/2027(a)	428,000	409,035
5.05%, 04/05/2032(a)	220,000	195,610
Muthoot Finance Ltd.
7.13%, 02/14/2028(a)	260,000	258,415
6.38%, 04/23/2029(a)	200,000	193,510
Periama Holdings LLC, 5.95%, 04/19/2026(a)	340,000	338,969
ReNew Wind Energy AP2/ReNew Power Pvt Ltd. other 9 Subsidiaries, 4.50%, 07/14/2028(a)	260,000	241,044
Shriram Finance Ltd.
6.63%, 04/22/2027(a)	200,000	199,755
6.15%, 04/03/2028(a)	200,000	196,596
UPL Corp. Ltd., 4.63%, 06/16/2030(a)	200,000	174,462
Vedanta Resources Finance II PLC
10.88%, 09/17/2029(a)	500,000	486,473
9.48%, 07/24/2030(a)	200,000	183,902
11.25%, 12/03/2031(a)	200,000	197,152
9.85%, 04/24/2033(a)	200,000	181,531
		5,367,459
Indonesia-0.13%
Medco Maple Tree Pte. Ltd., 8.96%, 04/27/2029(a)	200,000	205,750
Israel-2.98%
Energean Israel Finance Ltd.
4.88%, 03/30/2026(a)	220,000	217,165
5.38%, 03/30/2028(a)	220,000	207,900
5.88%, 03/30/2031(a)	220,000	199,571
8.50%, 09/30/2033(a)	280,000	281,414
Leviathan Bond Ltd.
6.13%, 06/30/2025(a)	210,000	210,082
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

10

Invesco Global ex-US High Yield Corporate Bond ETF (PGHY)—(continued)
April 30, 2025
(Unaudited)
	Principal Amount	Value
Israel-(continued)
6.50%, 06/30/2027(a)	$210,000	$207,071
6.75%, 06/30/2030(a)	200,000	194,128
Teva Pharmaceutical Finance Co. LLC, 6.15%, 02/01/2036(b)	220,000	215,344
Teva Pharmaceutical Finance Netherlands III B.V.
3.15%, 10/01/2026	1,045,000	1,010,513
4.75%, 05/09/2027(b)	310,000	304,505
6.75%, 03/01/2028(b)	420,000	430,515
5.13%, 05/09/2029(b)	270,000	262,663
7.88%, 09/15/2029	200,000	214,623
8.13%, 09/15/2031	138,000	152,108
4.10%, 10/01/2046(b)	681,000	481,784
		4,589,386
Italy-1.11%
Efesto Bidco S.p.A. Efesto US LLC, Series XR, 7.50%, 02/15/2032(a)	260,000	258,298
F-Brasile S.p.A./F-Brasile U.S. LLC, 7.38%, 08/15/2026(a)	300,000	300,533
FiberCop S.p.A.
6.38%, 11/15/2033(a)	200,000	191,850
6.00%, 09/30/2034(a)	200,000	185,694
7.20%, 07/18/2036(a)	200,000	193,073
7.72%, 06/04/2038(a)	200,000	198,646
Kedrion S.p.A., 6.50%, 09/01/2029(a)	200,000	191,876
Telecom Italia Capital S.A., 7.20%, 07/18/2036	186,000	190,723
		1,710,693
Ivory Coast-0.14%
Endeavour Mining PLC, 5.00%, 10/14/2026(a)	220,000	216,095
Japan-4.54%
Nissan Motor Co. Ltd.
3.52%, 09/17/2025(a)	520,000	515,428
4.35%, 09/17/2027(a)	870,000	835,492
4.81%, 09/17/2030(a)	870,000	804,628
Rakuten Group, Inc.
11.25%, 02/15/2027(a)	650,000	696,800
9.75%, 04/15/2029(a)	700,000	740,336
5.13%(a)(d)(e)	270,000	255,976
6.25%(a)(b)(d)(e)	280,000	245,918
8.13%(a)(d)(e)	200,000	189,120
SoftBank Group Corp.
6.00%, 07/30/2025(a)	200,000	199,999
4.00%, 07/06/2026(a)	300,000	294,038
5.13%, 09/19/2027(a)	550,000	538,419
4.63%, 07/06/2028(a)	360,000	344,280
5.25%, 07/06/2031(a)	610,000	566,028
7.00%, 07/08/2031(a)	200,000	204,036
6.88%(a)(b)(d)(e)	590,000	560,742
		6,991,240
Jersey-0.17%
Aston Martin Capital Holdings Ltd., 10.00%, 03/31/2029(a)	300,000	258,131
	Principal Amount	Value
Luxembourg-1.01%
Albion Financing 1 S.a.r.l./Aggreko Holdings, Inc., 6.13%, 10/15/2026(a)	$250,000	$249,260
Altice Financing S.A.
5.00%, 01/15/2028(a)	440,000	338,405
5.75%, 08/15/2029(a)	720,000	531,901
INEOS Finance PLC, 7.50%, 04/15/2029(a)	250,000	235,130
ION Trading Technologies S.a.r.l., 9.50%, 05/30/2029(a)	200,000	194,689
		1,549,385
Macau-2.00%
Champion Path Holdings Ltd.
4.50%, 01/27/2026(a)	220,000	216,856
4.85%, 01/27/2028(a)	220,000	206,067
MGM China Holdings Ltd.
5.25%, 06/18/2025(a)	150,000	149,983
5.88%, 05/15/2026(a)	240,000	238,982
4.75%, 02/01/2027(a)	140,000	136,725
7.13%, 06/26/2031(a)	200,000	201,035
Studio City Finance Ltd.
6.50%, 01/15/2028(a)	220,000	211,664
5.00%, 01/15/2029(a)	383,000	336,730
Wynn Macau Ltd.
5.50%, 01/15/2026(a)	300,000	298,589
5.50%, 10/01/2027(a)	250,000	243,853
5.63%, 08/26/2028(a)	510,000	487,248
5.13%, 12/15/2029(a)	378,000	349,316
		3,077,048
Mexico-3.86%
Alsea S.A.B. de C.V., 7.75%, 12/14/2026(a)	220,000	221,454
Borr IHC Ltd./Borr Finance LLC
10.00%, 11/15/2028(a)	417,073	358,971
10.38%, 11/15/2030(a)	285,437	247,102
Braskem Idesa S.A.P.I.
7.45%, 11/15/2029(a)	320,000	247,456
6.99%, 02/20/2032(a)(b)	440,000	317,096
CEMEX S.A.B. de C.V., 5.13%(a)(d)(e)	350,000	344,973
Grupo Aeromexico S.A.B. de C.V., 8.63%, 11/15/2031(a)	200,000	185,550
Grupo Aeromexico, S.A.B. De C.V., 8.25%, 11/15/2029(a)	200,000	187,500
Nemak S.A.B. de C.V., 3.63%, 06/28/2031(a)	220,000	177,356
Petroleos Mexicanos
6.88%, 10/16/2025	60,000	59,826
4.50%, 01/23/2026	70,000	68,402
6.88%, 08/04/2026	134,000	132,386
6.49%, 01/23/2027	100,000	97,773
6.50%, 03/13/2027	270,000	263,975
5.35%, 02/12/2028	100,000	92,494
6.50%, 01/23/2029	80,000	74,027
8.75%, 06/02/2029	125,000	123,010
6.84%, 01/23/2030	160,000	142,618
5.95%, 01/28/2031	250,000	206,997
6.70%, 02/16/2032	450,000	386,004
10.00%, 02/07/2033	110,000	110,242
6.63%, 06/15/2035	185,000	142,900
6.50%, 06/02/2041	70,000	48,255
5.50%, 06/27/2044	50,000	30,837
6.38%, 01/23/2045	94,000	62,110
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

11

Invesco Global ex-US High Yield Corporate Bond ETF (PGHY)—(continued)
April 30, 2025
(Unaudited)
	Principal Amount	Value
Mexico-(continued)
5.63%, 01/23/2046	$40,000	$25,217
6.75%, 09/21/2047	396,000	266,211
6.35%, 02/12/2048	120,000	77,554
7.69%, 01/23/2050	590,000	430,832
6.95%, 01/28/2060	230,000	153,369
Saavi Energia S.a.r.l., 8.88%, 02/10/2035(a)	390,000	392,437
Total Play Telecomunicaciones S.A. de C.V., 11.13%, 12/31/2032(a)	300,000	271,232
		5,946,166
Moldova-0.13%
Aragvi Finance International DAC, 11.13%, 11/20/2029(a)	200,000	199,148
Morocco-0.92%
OCP S.A.
3.75%, 06/23/2031(a)	340,000	300,453
6.75%, 05/02/2034(a)	410,000	414,920
6.88%, 04/25/2044(a)	220,000	207,031
5.13%, 06/23/2051(a)	340,000	250,111
7.50%, 05/02/2054(a)	250,000	246,250
		1,418,765
Netherlands-1.67%
OCI N.V., 6.70%, 03/16/2033(a)	220,000	240,269
Sunrise FinCo I B.V., 4.88%, 07/15/2031(a)	360,000	330,408
Trivium Packaging Finance B.V.
5.50%, 08/15/2026(a)	340,000	336,988
8.50%, 08/15/2027(a)	210,000	207,844
VEON Holdings B.V., 3.38%, 11/25/2027(a)	300,000	269,758
VZ Secured Financing B.V., 5.00%, 01/15/2032(a)	521,000	455,159
Ziggo B.V., 4.88%, 01/15/2030(a)	531,000	489,491
Ziggo Bond Co. B.V., 5.13%, 02/28/2030(a)	269,000	238,823
		2,568,740
Nigeria-0.65%
Access Bank PLC, 6.13%, 09/21/2026(a)	229,000	220,875
IHS Holding Ltd.
6.25%, 11/29/2028(a)	220,000	209,554
7.88%, 05/29/2030(a)	150,000	144,974
8.25%, 11/29/2031(a)	200,000	193,090
Seplat Energy PLC, 9.13%, 03/21/2030(a)	250,000	238,431
		1,006,924
Norway-0.32%
Seadrill Finance Ltd., 8.38%, 08/01/2030(a)	200,000	187,535
TGS ASA, 8.50%, 01/15/2030(a)	300,000	297,919
		485,454
Oman-1.45%
Bank muscat SAOG, 4.75%, 03/17/2026(a)	220,000	219,123
Lamar Funding Ltd., 3.96%, 05/07/2025(a)	250,000	250,035
Mazoon Assets Co. SAOC
5.20%, 11/08/2027(a)	220,000	219,850
5.50%, 02/14/2029(a)	200,000	201,723
5.25%, 10/09/2031(a)	200,000	197,750
OmGrid Funding Ltd., 5.20%, 05/16/2027(a)	20,000	19,917
OQ SAOC, 5.13%, 05/06/2028(a)	340,000	334,535
Oryx Funding Ltd., 5.80%, 02/03/2031(a)	270,000	270,721
	Principal Amount	Value
Oman-(continued)
OTEL Sukuk Ltd., 5.38%, 01/24/2031(a)	$200,000	$199,455
Oztel Holdings SPC Ltd., 6.63%, 04/24/2028(a)	310,000	320,060
		2,233,169
Pakistan-0.11%
Pakistan Water & Power Development Authority, 7.50%, 06/04/2031(a)	235,000	170,005
Panama-0.85%
AES Panama Generation Holdings S.R.L., 4.38%, 05/31/2030(a)	493,995	432,332
C&W Senior Finance Ltd., 9.00%, 01/15/2033(a)	250,000	251,038
Empresa de Transmision Electrica S.A., 5.13%, 05/02/2049(a)	170,000	123,453
Sable International Finance Ltd., 7.13%, 10/15/2032(a)(b)	338,000	332,624
Telecomunicaciones Digitales S.A., 4.50%, 01/30/2030(a)	190,000	172,277
		1,311,724
Peru-0.77%
Compania de Minas Buenaventura S.A.A., 6.80%, 02/04/2032(a)	200,000	199,002
Peru LNG S.r.l., 5.38%, 03/22/2030(a)	266,688	241,440
Petroleos del Peru S.A.
4.75%, 06/19/2032(a)	350,000	258,165
5.63%, 06/19/2047(a)	800,000	493,488
		1,192,095
Poland-0.15%
Canpack S.A./Canpack US LLC, 3.88%, 11/15/2029(a)	250,000	229,097
Puerto Rico-0.42%
LCPR Senior Secured Financing DAC
6.75%, 10/15/2027(a)	535,000	440,300
5.13%, 07/15/2029(a)	270,000	200,604
		640,904
Russia-0.03%
O1 Properties Finance PLC, 0.50% PIK Rate, 7.75% Cash Rate, 09/27/2028(a)(f)	500,000	38,750
Saudi Arabia-0.57%
Arabian Centres Sukuk II Ltd., 5.63%, 10/07/2026(a)	390,000	369,376
Arabian Centres Sukuk III Ltd., 9.50%, 03/06/2029(a)	200,000	199,686
Dar Al-Arkan Sukuk Co. Ltd., 8.00%, 02/25/2029(a)	300,000	310,447
		879,509
Serbia-0.19%
Telecommunications co Telekom Srbija AD Belgrade, 7.00%, 10/28/2029(a)	300,000	298,404
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

12

Invesco Global ex-US High Yield Corporate Bond ETF (PGHY)—(continued)
April 30, 2025
(Unaudited)
	Principal Amount	Value
Singapore-0.51%
GLP Pte. Ltd.
3.88%, 06/04/2025(a)	$350,000	$347,001
4.50%(a)(d)(e)	399,000	235,454
Puma International Financing S.A., 7.75%, 04/25/2029(a)	200,000	198,745
		781,200
South Africa-1.59%
Eskom Holdings SOC Ltd., 8.45%, 08/10/2028(a)	220,000	224,896
Liquid Telecommunications Financing PLC, 5.50%, 09/04/2026(a)	280,000	229,755
MTN (Mauritius) Investments Ltd., 6.50%, 10/13/2026(a)	220,000	221,991
Sasol Financing USA LLC
4.38%, 09/18/2026	190,000	182,045
6.50%, 09/27/2028(b)	250,000	232,390
8.75%, 05/03/2029(a)	350,000	332,112
5.50%, 03/18/2031(b)	287,000	222,467
Stillwater Mining Co.
4.00%, 11/16/2026(a)	200,000	191,706
4.50%, 11/16/2029(a)	177,000	149,303
Transnet SOC Ltd., 8.25%, 02/06/2028(a)	450,000	453,981
		2,440,646
Spain-0.14%
Grifols S.A., 4.75%, 10/15/2028(a)	238,000	221,778
Sweden-0.16%
Stena International S.A., 7.25%, 01/15/2031(a)(b)	250,000	247,019
Switzerland-0.74%
Consolidated Energy Finance S.A.
5.63%, 10/15/2028(a)	290,000	226,510
12.00%, 02/15/2031(a)	200,000	180,545
Oriflame Investment Holding PLC, 5.13%, 05/04/2026(a)	260,000	56,909
VistaJet Malta Finance PLC/Vista Management Holding, Inc.
7.88%, 05/01/2027(a)	195,000	189,617
9.50%, 06/01/2028(a)	200,000	195,584
6.38%, 02/01/2030(a)	330,000	285,304
		1,134,469
Thailand-0.43%
Bangkok Bank PCL, 3.73%, 09/25/2034(a)(d)	340,000	313,806
Kasikornbank PCL, 3.34%, 10/02/2031(a)(d)	360,000	348,694
		662,500
Trinidad-0.25%
Heritage Petroleum Co. Ltd., 9.00%, 08/12/2029(a)	220,000	223,009
Trinidad Generation Unlimited, 5.25%, 11/04/2027(a)	170,000	162,930
		385,939
Turkey-6.80%
Akbank T.A.S.
6.80%, 02/06/2026(a)	200,000	201,264
7.50%, 01/20/2030(a)	200,000	200,488
6.80%, 06/22/2031(a)(d)	240,000	236,892
	Principal Amount	Value
Turkey-(continued)
Akbank Turk A.S., 7.88%, 09/04/2035(a)(d)	$200,000	$195,576
Anadolu Efes Biracilik ve Malt Sanayii A.S., 3.38%, 06/29/2028(a)	220,000	195,068
Aydem Yenilenebilir Enerji A.S., 7.75%, 02/02/2027(a)	279,000	278,139
Eldorado Gold Corp., 6.25%, 09/01/2029(a)	95,000	93,738
Eregli Demir ve Celik Fabrikalari T.A.S., 8.38%, 07/23/2029(a)	325,000	328,121
Ford Otomotiv Sanayi A.S., 7.13%, 04/25/2029(a)	200,000	198,400
GDZ Elektrik Dagitim AS, 9.00%, 10/15/2029(a)	200,000	187,409
Limak Cimento Sanayi ve Ticaret A.S., 9.75%, 07/25/2029(a)	200,000	196,677
Limak Yenilenebilir Enerji AS, 9.63%, 08/12/2030(a)	200,000	194,815
Mersin Uluslararasi Liman Isletmeciligi A.S., 8.25%, 11/15/2028(a)	200,000	205,856
Pegasus Hava Tasimaciligi A.S., 8.00%, 09/11/2031(a)	200,000	196,090
QNB Bank A.S., 7.25%, 05/21/2029(a)	200,000	205,563
Sisecam UK PLC
8.25%, 05/02/2029(a)	200,000	200,625
8.63%, 05/02/2032(a)(b)	275,000	272,749
T.C. Ziraat Bankasi A.S.
5.38%, 03/02/2026(a)	270,000	269,190
9.50%, 08/01/2026(a)	220,000	229,350
8.00%, 01/16/2029(a)	200,000	203,811
Turk Telekomunikasyon A.S., 7.38%, 05/20/2029(a)	200,000	200,682
Turkcell Iletisim Hizmetleri A.S.
7.45%, 01/24/2030(a)	200,000	201,078
7.65%, 01/24/2032(a)	200,000	200,296
Turkiye Cumhuriyeti Ziraat Bankasi A.S.
7.25%, 02/04/2030(a)	200,000	197,214
8.99%, 08/02/2034(a)(d)	200,000	203,792
Turkiye Garanti Bankasi A.S.
8.38%, 02/28/2034(a)(d)	200,000	199,603
8.13%, 01/03/2035(a)(d)	200,000	197,411
Turkiye Ihracat Kredi Bankasi A.S.
9.38%, 01/31/2026(a)	220,000	225,708
5.75%, 07/06/2026(a)	340,000	338,436
9.00%, 01/28/2027(a)	200,000	207,912
7.50%, 02/06/2028(a)	200,000	202,048
Turkiye Is Bankasi A.S., 7.75%, 06/12/2029(a)	200,000	202,453
Turkiye Vakiflar Bankasi T.A.O.
6.50%, 01/08/2026(a)	140,000	140,480
5.50%, 10/01/2026(a)	235,000	233,355
9.00%, 10/12/2028(a)	270,000	283,910
6.88%, 01/07/2030(a)	200,000	194,846
8.99%, 10/05/2034(a)(d)	200,000	203,017
Ulker Biskuvi Sanayi A.S., 7.88%, 07/08/2031(a)	200,000	200,276
Vestel Elektronik Sanayi ve Ticaret A.S., 9.75%, 05/15/2029(a)	200,000	161,648
WE Soda Investments Holding PLC
9.50%, 10/06/2028(a)	350,000	358,564
9.38%, 02/14/2031(a)	300,000	304,537
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

13

Invesco Global ex-US High Yield Corporate Bond ETF (PGHY)—(continued)
April 30, 2025
(Unaudited)
	Principal Amount	Value
Turkey-(continued)
Yapi Ve Kredi Bankasi A.S.
9.25%, 10/16/2028(a)	$290,000	$306,820
7.13%, 10/10/2029(a)	150,000	148,154
7.25%, 03/03/2030(a)	200,000	197,352
7.88%, 01/22/2031(a)(d)	100,000	99,969
9.25%, 01/17/2034(a)(d)	220,000	225,161
Ziraat Katilim Varlik Kiralama A.S., 9.38%, 11/12/2026(a)	210,000	219,975
Zorlu Enerji Elektrik Uretim A.S., 11.00%, 04/23/2030(a)	350,000	321,290
		10,465,808
Ukraine-0.13%
Ukraine Railways Via Rail Capital Markets PLC, 8.25%, 07/09/2026(a)(f)	236,403	206,754
United Arab Emirates-1.21%
Alpha Star Holding IX Ltd., 7.00%, 08/26/2028(a)	275,000	277,269
Alpha Star Holding VIII Ltd., 8.38%, 04/12/2027(a)	200,000	206,415
Arada Sukuk 2 Ltd., 8.00%, 06/24/2029(a)	200,000	203,945
Binghatti Sukuk SPC Ltd., 9.63%, 02/28/2027(a)	200,000	204,625
DP World Salaam, 6.00%(a)(d)(e)	470,000	469,589
MAF Global Securities Ltd., 7.88%(a)(d)(e)	220,000	226,646
Shelf Drilling Holdings Ltd., 9.63%, 04/15/2029(a)	384,000	272,199
		1,860,688
United Kingdom-6.85%
180 Medical, Inc., 3.88%, 10/15/2029(a)	220,000	206,274
Ardonagh Finco Ltd., 7.75%, 02/15/2031(a)	450,000	458,509
Ardonagh Group Finance Ltd., 8.88%, 02/15/2032(a)	700,000	714,597
Belron UK Finance PLC, 5.75%, 10/15/2029(a)	400,000	399,888
British Telecommunications PLC, 4.25%, 11/23/2081(a)(d)	240,000	233,111
California Buyer Ltd./Atlantica Sustainable Infrastructure PLC, 6.38%, 02/15/2032(a)	200,000	196,624
Connect Finco S.a.r.l./Connect US Finco LLC, 9.00%, 09/15/2029(a)	800,000	749,375
eG Global Finance PLC, 12.00%, 11/30/2028(a)	400,000	440,385
Global Auto Holdings Ltd./AAG FH UK Ltd.
8.38%, 01/15/2029(a)	200,000	176,711
11.50%, 08/15/2029(a)	200,000	192,252
8.75%, 01/15/2032(a)	200,000	160,377
Howden UK Refinance PLC/Howden UK Refinance 2 PLC/Howden US Refinance LLC
7.25%, 02/15/2031(a)	325,000	334,114
8.13%, 02/15/2032(a)	200,000	203,138
Ithaca Energy (North Sea) PLC, 8.13%, 10/15/2029(a)	250,000	250,864
Jaguar Land Rover Automotive PLC
7.75%, 10/15/2025(a)	200,000	200,248
4.50%, 10/01/2027(a)	220,000	210,397
5.88%, 01/15/2028(a)	200,000	197,569
Mclaren Finance PLC, 7.50%, 08/01/2026(a)	280,000	280,761
	Principal Amount	Value
United Kingdom-(continued)
Merlin Entertainments Group U.S. Holdings, Inc., 7.38%, 02/15/2031(a)	$200,000	$186,489
Standard Chartered PLC, 7.01%(a)(d)(e)	400,000	405,296
Virgin Media Finance PLC, 5.00%, 07/15/2030(a)	420,000	368,783
Virgin Media Secured Finance PLC
5.50%, 05/15/2029(a)	440,000	424,197
4.50%, 08/15/2030(a)	410,000	368,982
Virgin Media Vendor Financing Notes IV DAC, 5.00%, 07/15/2028(a)	220,000	213,013
VMED 02 UK Financing I PLC, 7.75%, 04/15/2032(a)	250,000	252,553
VMED O2 UK Financing I PLC
4.25%, 01/31/2031(a)	446,000	389,634
4.75%, 07/15/2031(a)	530,000	466,377
Vodafone Group PLC
7.00%, 04/04/2079(d)	771,000	793,539
3.25%, 06/04/2081(d)	188,000	181,603
4.13%, 06/04/2081(b)(d)	380,000	338,256
5.13%, 06/04/2081(d)	313,000	233,324
Zegona Finance PLC, 8.63%, 07/15/2029(a)	300,000	319,900
		10,547,140
United States-2.52%
Ardagh Packaging Finance PLC/Ardagh Holdings USA, Inc., 4.13%, 08/15/2026(a)	350,000	309,267
Avianca Midco 2 PLC
9.00%, 12/01/2028(a)	400,000	360,500
9.63%, 02/14/2030(a)	350,000	306,033
CNG Holdings, Inc., 14.50%, 06/30/2026(a)	300,000	271,692
Constellium SE, 3.75%, 04/15/2029(a)	250,000	229,997
Dresdner Funding Trust I, 8.15%, 06/30/2031(a)	350,000	381,784
Garrett Motion Holdings, Inc./Garrett LX I S.a.r.l., 7.75%, 05/31/2032(a)	275,000	274,746
GFL Environmental, Inc.
4.00%, 08/01/2028(a)	287,000	273,659
4.75%, 06/15/2029(a)	286,000	277,783
4.38%, 08/15/2029(a)	210,000	200,675
6.75%, 01/15/2031(a)	300,000	312,225
Methanex US Operations, Inc., 6.25%, 03/15/2032(a)	200,000	189,584
OCP Group, 0.00%,	200,000	198,897
OPENLANE, Inc., 5.13%, 06/01/2025(a)	86,000	86,194
Playtika Holding Corp., 4.25%, 03/15/2029(a)	231,000	203,050
WeWork Cos. US LLC, 7.88%, 12/21/2049(a)(f)(g)	100,000	3,910
		3,879,996
Uzbekistan-0.35%
Navoi Mining & Metallurgical Combinat, 6.95%, 10/17/2031(a)	250,000	252,442
Uzbekneftegaz JSC, 4.75%, 11/16/2028(a)	310,000	280,628
		533,070
Vietnam-0.14%
Mong Duong Finance Holdings B.V., 5.13%, 05/07/2029(a)	228,735	219,892
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

14

Invesco Global ex-US High Yield Corporate Bond ETF (PGHY)—(continued)
April 30, 2025
(Unaudited)
	Principal Amount	Value
Zambia-1.12%
First Quantum Minerals Ltd.
6.88%, 10/15/2027(a)	$270,000	$266,957
9.38%, 03/01/2029(a)	500,000	525,101
8.63%, 06/01/2031(a)	581,000	589,601
8.00%, 03/01/2033(a)	350,000	346,720
		1,728,379
Total U.S. Dollar Denominated Bonds & Notes (Cost $149,221,990)		149,746,854
	Shares
Common Stocks & Other Equity Interests-0.19%
Brazil-0.02%
Azul S.A., ADR(h)	38,282	29,217
Spain-0.00%
Codere Online Luxembourg S.A., Wts., expiring 10/15/2034(a)(h)(i)	10	0
United States-0.17%
Hornbeck Offshore Services, Inc.(h)(j)	323	15,665
Hornbeck Offshore Services, Inc., Wts., TBA(h)(j)	3,246	157,431
Hornbeck Offshore Services, Inc., Wts., TBA(h)(j)	2,673	73,729
Incora Top Holdco LLC(h)(i)	333	0
Premier Brands Group Holdings Co.(h)(k)	3,222	7,519
TRU Taj LLC/TRU Taj Finance, Inc.(h)	2,156	2,874
		257,218
Total Common Stocks & Other Equity Interests (Cost $236,143)		286,435
	Shares	Value

Preferred Stocks-0.00%
Guitar Center Holdings, Inc., Series A, Pfd., 0.00%(i)(l) (Cost $220,500)	2,000	$4,000
Money Market Funds-0.43%
Invesco Government & Agency Portfolio, Institutional Class, 4.26%(m)(n) (Cost $658,928)	658,928	658,928
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-97.90% (Cost $150,337,561)		150,696,217
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-5.20%
Invesco Private Government Fund, 4.32%(m)(n)(o)	2,389,356	2,389,356
Invesco Private Prime Fund, 4.46%(m)(n)(o)	5,620,062	5,621,186
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $8,010,854)		8,010,542
TOTAL INVESTMENTS IN SECURITIES-103.10% (Cost $158,348,415)		158,706,759
OTHER ASSETS LESS LIABILITIES-(3.10)%		(4,775,699)
NET ASSETS-100.00%		$153,931,060

Investment Abbreviations:
ADR-American Depositary Receipt
DAC-Designated Activity Co.
Pfd.-Preferred
PIK-Pay-in-Kind
RB-Revenue Bonds
TBA-To Be Announced
Wts.-Warrants

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

15

Invesco Global ex-US High Yield Corporate Bond ETF (PGHY)—(continued)
April 30, 2025
(Unaudited)
Notes to Schedule of Investments:
(a)
Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at
April 30, 2025 was $131,755,249, which represented 85.59% of the Fund’s Net Assets.

(b)	All or a portion of this security was out on loan at April 30, 2025.
(c)	All or a portion of this security is Pay-in-Kind. Pay-in-Kind securities pay interest income in the form of securities.
(d)	Security issued at a fixed rate for a specific period of time, after which it will convert to a variable rate.
(e)	Perpetual bond with no specified maturity date.
(f)
Defaulted security. Currently, the issuer is in default with respect to principal and/or interest payments. The aggregate value of these securities at April 30,
2025 was $249,414, which represented less than 1% of the Fund’s Net Assets.

(g)	The borrower has filed for protection in federal bankruptcy court.
(h)	Non-income producing security.
(i)	Security valued using significant unobservable inputs (Level 3). See Note 4.
(j)	Acquired as part of the Hornbeck Offshore Services, Inc. reorganization.
(k)	Acquired as part of the Nine West Holding, Inc. reorganization.
(l)	Acquired as part of the Guitar Center, Inc. reorganization.
(m)
Affiliated holding. Affiliated holdings are investments in entities which are under common ownership or control of Invesco Ltd. or are investments in entities in which the Fund owns 5% or more of the outstanding voting securities. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the six months ended April 30, 2025.

	Value October 31, 2024	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Value April 30, 2025	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$2,305,374	$15,055,756	$(16,702,202)	$-	$-	$658,928	$22,077
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	3,371,166	6,920,985	(7,902,795)	-	-	2,389,356	43,874 *
Invesco Private Prime Fund	8,773,029	17,574,838	(20,726,068)	(13)	(600)	5,621,186	116,860 *
Total	$14,449,569	$39,551,579	$(45,331,065)	$(13)	$(600)	$8,669,470	$182,811

*
Represents the income earned on the investment of cash collateral, which is included in securities lending income on the Statements of Operations. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(n)	The rate shown is the 7-day SEC standardized yield as of April 30, 2025.
(o)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned. See Note 2L.
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

16

Invesco International Corporate Bond ETF (PICB)
April 30, 2025
(Unaudited)
Schedule of Investments

	Principal Amount		Value
Non-U.S. Dollar Denominated Bonds & Notes-98.31%(a)
Australia-2.48%
APA Infrastructure Ltd., 3.50%, 03/22/2030(b)	GBP	349,000	$431,857
Australia & New Zealand Banking Group Ltd., 0.75%, 09/29/2026(b)	EUR	100,000	111,164
Australia and New Zealand Banking Group Ltd., 4.95%, 02/05/2029	AUD	300,000	197,032
BHP Billiton Finance Ltd., Series 12, 4.30%, 09/25/2042	GBP	450,000	497,213
Commonwealth Bank of Australia, 4.90%, 08/17/2028	AUD	500,000	327,846
National Australia Bank Ltd.
2.90%, 02/25/2027	AUD	600,000	376,885
1.38%, 08/30/2028(b)	EUR	200,000	219,184
4.85%, 03/22/2029	AUD	500,000	327,382
3.13%, 02/28/2030(b)	EUR	200,000	231,221
Sydney Airport Finance Co. Pty. Ltd., 4.38%, 05/03/2033(b)	EUR	100,000	119,703
Westpac Banking Corp.
5.00%, 01/15/2029	AUD	400,000	263,109
5.10%, 05/14/2029	AUD	700,000	462,613
			3,565,209
Belgium-0.17%
Belfius Bank S.A., 4.13%, 09/12/2029	EUR	200,000	238,829
Canada-18.51%
Bank of Montreal
3.65%, 04/01/2027	CAD	820,000	599,295
4.31%, 06/01/2027	CAD	1,050,000	777,052
4.71%, 12/07/2027	CAD	1,050,000	786,744
5.04%, 05/29/2028	CAD	900,000	683,024
4.54%, 12/18/2028	CAD	900,000	675,753
4.42%, 07/17/2029	CAD	850,000	636,826
Bank of Nova Scotia (The)
2.95%, 03/08/2027	CAD	950,000	685,736
4.68%, 02/01/2029	CAD	900,000	679,336
3.50%, 04/17/2029(b)	EUR	100,000	115,925
Bell Canada
3.80%, 08/21/2028	CAD	450,000	328,852
4.55%, 02/09/2030	CAD	500,000	374,318
2.50%, 05/14/2030	CAD	550,000	376,670
3.00%, 03/17/2031	CAD	500,000	344,531
5.85%, 11/10/2032	CAD	550,000	437,846
5.15%, 08/24/2034	CAD	400,000	304,024
Brookfield Finance II, Inc., 5.43%, 12/14/2032(b)	CAD	400,000	310,244
Canadian Imperial Bank of Commerce
5.00%, 12/07/2026	CAD	500,000	372,569
2.25%, 01/07/2027	CAD	690,000	492,686
4.95%, 06/29/2027	CAD	900,000	674,612
5.05%, 10/07/2027	CAD	800,000	602,696
5.50%, 01/14/2028	CAD	500,000	382,198
CDP Financial, Inc., 2.75%, 02/13/2032(b)	EUR	250,000	283,497
Cenovus Energy, Inc., 3.50%, 02/07/2028	CAD	550,000	396,686
	Principal Amount		Value
Canada-(continued)
Coastal Gaslink Pipeline L.P.
Series J, 5.86%, 03/30/2049	CAD	500,000	$404,688
Series K, 5.86%, 06/30/2049	CAD	400,000	324,929
Federation des caisses Desjardins du Quebec
4.41%, 05/19/2027	CAD	400,000	297,146
5.47%, 11/17/2028	CAD	500,000	386,125
3.80%, 09/24/2029	CAD	550,000	401,994
Hydro One, Inc., 4.25%, 01/04/2035	CAD	530,000	390,803
National Bank of Canada
5.22%, 06/14/2028	CAD	750,000	574,171
5.02%, 02/01/2029	CAD	600,000	458,055
OMERS Finance Trust, 3.25%, 01/28/2035(b)	EUR	250,000	286,229
Ontario Teachers’ Finance Trust
1.85%, 05/03/2032(b)	EUR	100,000	106,546
0.90%, 05/20/2041(b)	EUR	200,000	156,519
Original Wempi, Inc., 7.79%, 10/04/2027	CAD	500,000	392,608
Rogers Communications, Inc.
3.65%, 03/31/2027	CAD	600,000	437,045
3.25%, 05/01/2029	CAD	400,000	284,851
4.25%, 04/15/2032	CAD	450,000	325,888
6.75%, 11/09/2039	CAD	620,000	517,828
Royal Bank of Canada
5.34%, 06/23/2026	CAD	500,000	371,570
4.63%, 05/01/2028	CAD	1,050,000	789,115
2.13%, 04/26/2029(b)	EUR	200,000	222,175
5.23%, 06/24/2030	CAD	600,000	467,794
TELUS Corp.
5.25%, 11/15/2032	CAD	400,000	307,342
Series CY, 3.30%, 05/02/2029	CAD	450,000	322,014
Toronto-Dominion Bank (The)
5.42%, 07/10/2026	CAD	650,000	483,691
2.26%, 01/07/2027	CAD	750,000	535,887
0.50%, 01/18/2027(b)	EUR	100,000	110,023
4.21%, 06/01/2027	CAD	1,200,000	887,851
5.38%, 10/21/2027	CAD	900,000	685,089
4.48%, 01/18/2028	CAD	900,000	672,260
5.49%, 09/08/2028	CAD	600,000	463,559
4.68%, 01/08/2029	CAD	1,050,000	793,106
3.63%, 12/13/2029(b)	EUR	150,000	174,723
1.95%, 04/08/2030(b)	EUR	350,000	375,826
3.56%, 04/16/2031(b)	EUR	100,000	115,177
3.13%, 08/03/2032(b)	EUR	100,000	111,250
TransCanada PipeLines Ltd.
3.80%, 04/05/2027	CAD	850,000	620,574
5.28%, 07/15/2030(b)	CAD	600,000	462,317
4.58%, 02/20/2035	CAD	400,000	290,277
4.34%, 10/15/2049(b)	CAD	400,000	253,969
			26,582,134
Denmark-1.63%
Carlsberg Breweries A/S
3.00%, 08/28/2029(b)	EUR	150,000	172,031
3.25%, 02/28/2032(b)	EUR	100,000	113,801
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

17

Invesco International Corporate Bond ETF (PICB)—(continued)
April 30, 2025
(Unaudited)
	Principal Amount		Value
Denmark-(continued)
3.50%, 02/28/2035(b)	EUR	150,000	$170,132
5.50%, 02/28/2039(b)	GBP	200,000	263,382
DSV Finance B.V.
3.13%, 11/06/2028(b)	EUR	100,000	115,281
3.25%, 11/06/2030(b)	EUR	200,000	229,798
Novo Nordisk Finance (Netherlands) B.V., 3.38%, 05/21/2034(b)	EUR	200,000	229,996
Orsted A/S
4.88%, 01/12/2032(b)	GBP	300,000	386,264
5.75%, 04/09/2040(b)	GBP	338,000	427,520
5.38%, 09/13/2042(b)	GBP	200,000	236,857
			2,345,062
Finland-0.65%
Nordea Bank Abp
1.13%, 02/16/2027(b)	EUR	130,000	144,100
4.13%, 05/05/2028(b)	EUR	200,000	236,435
0.50%, 11/02/2028(b)	EUR	100,000	105,131
2.50%, 05/23/2029(b)	EUR	200,000	224,326
3.38%, 06/11/2029(b)	EUR	100,000	116,690
3.63%, 03/15/2034(b)	EUR	100,000	114,581
			941,263
France-24.74%
Action Logement Services
0.38%, 10/05/2031(b)	EUR	100,000	97,100
1.38%, 04/13/2032(b)	EUR	200,000	204,438
0.50%, 10/30/2034(b)	EUR	100,000	88,047
4.13%, 10/03/2038(b)	EUR	100,000	118,156
0.75%, 07/19/2041(b)	EUR	100,000	72,022
3.63%, 05/25/2043(b)	EUR	200,000	218,343
Aeroports de Paris S.A., 2.75%, 04/02/2030(b)	EUR	200,000	224,971
Airbus SE
1.63%, 06/09/2030(b)	EUR	200,000	216,460
2.38%, 04/07/2032(b)	EUR	100,000	109,763
2.38%, 06/09/2040(b)	EUR	100,000	95,150
Autoroutes du Sud de la France S.A., 1.38%, 02/21/2031(b)	EUR	100,000	104,244
Ayvens S.A.
3.88%, 02/22/2027(b)	EUR	100,000	116,161
4.88%, 10/06/2028(b)	EUR	100,000	120,598
Banque Federative du Credit Mutuel, 3.63%, 03/07/2035(b)	EUR	200,000	222,549
Banque Federative du Credit Mutuel S.A.
0.75%, 06/08/2026(b)	EUR	200,000	223,455
3.13%, 09/14/2027(b)	EUR	300,000	345,382
3.88%, 01/26/2028(b)	EUR	200,000	234,544
0.25%, 07/19/2028(b)	EUR	100,000	104,674
0.63%, 11/03/2028(b)	EUR	100,000	105,183
4.13%, 03/13/2029(b)	EUR	200,000	237,833
1.75%, 03/15/2029(b)	EUR	100,000	108,534
1.88%, 06/18/2029(b)	EUR	200,000	213,546
2.63%, 11/06/2029(b)	EUR	100,000	111,527
0.75%, 01/17/2030(b)	EUR	100,000	101,614
4.38%, 05/02/2030(b)	EUR	200,000	237,988
1.25%, 06/03/2030(b)	EUR	100,000	102,644
0.63%, 02/21/2031(b)	EUR	200,000	193,976
3.25%, 10/17/2031(b)	EUR	200,000	227,679
4.75%, 11/10/2031(b)	EUR	200,000	242,942
	Principal Amount		Value
France-(continued)
1.13%, 01/19/2032(b)	EUR	200,000	$194,773
5.13%, 01/13/2033(b)	EUR	200,000	243,576
3.75%, 02/01/2033(b)	EUR	200,000	232,743
4.13%, 06/14/2033(b)	EUR	200,000	238,429
4.38%, 01/11/2034(b)	EUR	200,000	230,380
3.75%, 02/03/2034(b)	EUR	100,000	115,439
BNP Paribas S.A.
1.13%, 06/11/2026(b)	EUR	200,000	224,136
0.13%, 09/04/2026(b)	EUR	100,000	110,195
2.25%, 01/11/2027(b)	EUR	200,000	225,656
1.50%, 05/23/2028(b)	EUR	100,000	109,732
1.38%, 05/28/2029(b)	EUR	200,000	213,024
3.63%, 09/01/2029(b)	EUR	200,000	232,646
1.63%, 07/02/2031(b)	EUR	200,000	202,511
1.25%, 07/13/2031(b)	GBP	500,000	527,071
2.10%, 04/07/2032(b)	EUR	200,000	206,616
5.75%, 06/13/2032(b)	GBP	400,000	543,555
0.63%, 12/03/2032(b)	EUR	200,000	183,239
4.13%, 05/24/2033(b)	EUR	200,000	241,229
4.10%, 02/13/2034(b)	EUR	200,000	232,598
2.00%, 09/13/2036(b)	GBP	200,000	184,508
Bouygues S.A.
2.25%, 06/29/2029(b)	EUR	100,000	111,936
0.50%, 02/11/2030(b)	EUR	200,000	204,624
3.88%, 07/17/2031(b)	EUR	100,000	118,837
4.63%, 06/07/2032(b)	EUR	200,000	247,402
3.25%, 06/30/2037(b)	EUR	100,000	109,945
5.38%, 06/30/2042(b)	EUR	100,000	129,391
BPCE S.A.
0.50%, 02/24/2027(b)	EUR	100,000	109,433
3.50%, 01/25/2028(b)	EUR	200,000	232,850
4.38%, 07/13/2028(b)	EUR	200,000	237,494
3.88%, 01/11/2029(b)	EUR	100,000	116,924
5.25%, 04/16/2029(b)	GBP	300,000	398,639
0.25%, 01/14/2031(b)	EUR	200,000	193,787
0.75%, 03/03/2031(b)	EUR	200,000	195,330
1.00%, 01/14/2032(b)	EUR	100,000	96,422
4.00%, 11/29/2032(b)	EUR	200,000	237,649
4.50%, 01/13/2033(b)	EUR	100,000	119,391
3.88%, 01/25/2036(b)	EUR	200,000	231,708
Capgemini SE, 2.38%, 04/15/2032(b)	EUR	200,000	214,654
Carrefour S.A., 2.63%, 12/15/2027(b)	EUR	100,000	113,798
Cie de Saint-Gobain S.A.
3.75%, 11/29/2026(b)	EUR	100,000	115,889
3.38%, 04/08/2030(b)	EUR	100,000	115,595
3.88%, 11/29/2030(b)	EUR	300,000	354,679
1.88%, 03/15/2031(b)	EUR	100,000	106,397
3.63%, 04/08/2034(b)	EUR	100,000	115,216
Cie Generale des Etablissements Michelin S.C.A., 1.75%, 09/03/2030(b)	EUR	200,000	215,112
Coentreprise de Transport d’Electricite S.A.
1.50%, 07/29/2028(b)	EUR	100,000	109,610
2.13%, 07/29/2032(b)	EUR	200,000	209,988
Credit Agricole Assurances S.A.
2.00%, 07/17/2030(b)	EUR	300,000	314,346
1.50%, 10/06/2031(b)	EUR	200,000	196,855
Credit Agricole S.A.
1.88%, 12/20/2026(b)	EUR	300,000	337,481
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

18

Invesco International Corporate Bond ETF (PICB)—(continued)
April 30, 2025
(Unaudited)
	Principal Amount		Value
France-(continued)
0.13%, 12/09/2027	EUR	300,000	$320,190
0.38%, 04/20/2028(b)	EUR	200,000	212,605
1.13%, 02/24/2029(b)	EUR	200,000	214,686
1.75%, 03/05/2029(b)	EUR	300,000	325,946
2.00%, 03/25/2029(b)	EUR	300,000	327,061
1.00%, 07/03/2029(b)	EUR	200,000	211,553
2.50%, 08/29/2029(b)(c)	EUR	400,000	450,357
4.13%, 03/07/2030(b)	EUR	200,000	238,862
3.88%, 04/20/2031(b)	EUR	400,000	474,047
0.88%, 01/14/2032(b)	EUR	300,000	289,105
1.13%, 07/12/2032(b)	EUR	300,000	289,627
4.00%, 01/18/2033(b)	EUR	200,000	237,364
4.38%, 11/27/2033(b)	EUR	200,000	238,764
3.75%, 01/22/2034(b)	EUR	200,000	232,090
3.88%, 11/28/2034(b)	EUR	200,000	235,230
4.13%, 02/26/2036(b)	EUR	300,000	349,470
Credit Mutuel Arkea S.A., 3.38%, 09/19/2027(b)	EUR	200,000	231,581
Dassault Systemes SE, 0.38%, 09/16/2029(b)	EUR	200,000	205,147
Electricite de France S.A.
1.00%, 10/13/2026(b)	EUR	200,000	222,986
3.75%, 06/05/2027(b)	EUR	200,000	233,081
6.25%, 05/30/2028(b)	GBP	200,000	278,889
4.38%, 10/12/2029(b)	EUR	200,000	240,913
4.63%, 04/26/2030(b)	EUR	200,000	244,303
2.00%, 10/02/2030(b)	EUR	100,000	107,727
4.13%, 06/17/2031(b)	EUR	100,000	119,308
5.88%, 07/18/2031	GBP	352,000	485,813
4.25%, 01/25/2032(b)	EUR	100,000	119,932
1.00%, 11/29/2033(b)	EUR	300,000	277,430
6.13%, 06/02/2034(b)	GBP	650,000	892,485
4.75%, 10/12/2034(b)	EUR	200,000	247,203
5.50%, 03/27/2037(b)	GBP	200,000	252,729
5.50%, 10/17/2041(b)	GBP	600,000	716,289
4.63%, 01/25/2043(b)	EUR	100,000	114,013
4.75%, 06/17/2044(b)	EUR	200,000	229,611
2.00%, 12/09/2049(b)	EUR	200,000	141,090
5.13%, 09/22/2050(b)	GBP	400,000	431,669
5.63%, 01/25/2053(b)	GBP	200,000	226,195
6.50%, 11/08/2064(b)	GBP	300,000	377,957
6.00%, 01/23/2114(b)	GBP	600,000	705,843
ENGIE S.A.
3.63%, 01/11/2030(b)	EUR	100,000	117,042
4.00%, 01/11/2035(b)	EUR	200,000	233,731
5.75%, 10/28/2050(b)	GBP	200,000	249,712
5.63%, 04/03/2053(b)	GBP	300,000	360,233
5.00%, 10/01/2060(b)	GBP	450,000	487,536
Holding d’Infrastructures de Transport S.A.S.U., 1.48%, 01/18/2031(b)	EUR	100,000	102,935
Kering S.A.
3.63%, 09/05/2031(b)	EUR	100,000	114,842
3.38%, 03/11/2032(b)	EUR	100,000	111,907
3.88%, 09/05/2035(b)	EUR	200,000	224,406
La Banque Postale S.A., 4.00%, 05/03/2028(b)	EUR	100,000	118,622
LVMH Moet Hennessy Louis Vuitton SE, 3.50%, 09/07/2033(b)	EUR	200,000	232,180
	Principal Amount		Value
France-(continued)
Orange S.A.
1.88%, 09/12/2030(b)	EUR	200,000	$217,058
0.50%, 09/04/2032(b)	EUR	100,000	94,620
8.13%, 01/28/2033	EUR	150,000	229,182
0.63%, 12/16/2033(b)	EUR	300,000	275,126
5.63%, 01/23/2034	GBP	228,000	313,211
5.38%, 11/22/2050(b)	GBP	250,000	309,304
Pernod Ricard S.A., 1.75%, 04/08/2030(b)	EUR	100,000	107,437
RTE Reseau de Transport d’Electricite SADIR, 3.75%, 07/04/2035(b)	EUR	100,000	116,088
Societe Generale S.A.
4.25%, 09/28/2026(b)	EUR	200,000	232,985
0.75%, 01/25/2027(b)	EUR	200,000	219,932
3.00%, 02/12/2027(b)	EUR	200,000	228,643
4.13%, 06/02/2027(b)	EUR	200,000	234,715
0.25%, 07/08/2027(b)	EUR	200,000	216,351
4.00%, 11/16/2027(b)	EUR	200,000	235,062
0.13%, 02/18/2028(b)	EUR	100,000	105,982
2.13%, 09/27/2028(b)	EUR	200,000	221,234
4.13%, 11/21/2028(b)	EUR	100,000	119,184
1.75%, 03/22/2029(b)	EUR	200,000	215,845
2.63%, 05/30/2029(b)	EUR	100,000	113,040
1.25%, 06/12/2030(b)	EUR	200,000	204,980
4.25%, 11/16/2032(b)(c)	EUR	200,000	241,779
5.63%, 06/02/2033(b)	EUR	100,000	123,192
6.25%, 06/22/2033(b)	GBP	200,000	280,389
Suez S.A.
2.88%, 05/24/2034(b)	EUR	100,000	106,154
6.63%, 10/05/2043(b)	GBP	300,000	410,696
TotalEnergies Capital International
3.16%, 03/03/2033(b)	EUR	100,000	112,797
3.85%, 03/03/2045(b)	EUR	200,000	216,496
TotalEnergies Capital International S.A.
1.99%, 04/08/2032(b)	EUR	200,000	211,938
1.62%, 05/18/2040(b)	EUR	100,000	85,290
Unibail-Rodamco-Westfield SE
0.63%, 05/04/2027(b)	EUR	100,000	109,262
1.38%, 12/04/2031(b)	EUR	200,000	198,199
Vinci S.A., 1.75%, 09/26/2030(b)	EUR	200,000	215,225
			35,526,654
Germany-11.06%
Allianz Finance II B.V., Series 62, 4.50%, 03/13/2043(b)	GBP	400,000	466,056
Amprion GmbH, 3.97%, 09/22/2032(b)	EUR	200,000	236,185
Aroundtown S.A., 0.38%, 04/15/2027(b)	EUR	200,000	214,722
BASF SE, 1.50%, 03/17/2031(b)	EUR	200,000	209,998
Bayer AG
0.75%, 01/06/2027(b)	EUR	200,000	220,707
0.38%, 01/12/2029(b)	EUR	200,000	206,500
1.13%, 01/06/2030(b)	EUR	100,000	103,776
0.63%, 07/12/2031(b)	EUR	200,000	191,165
1.38%, 07/06/2032(b)	EUR	200,000	194,992
4.63%, 05/26/2033(b)	EUR	200,000	239,201
Bayer Capital Corp. B.V.
1.50%, 06/26/2026(b)	EUR	200,000	224,369
2.13%, 12/15/2029(b)	EUR	300,000	325,469
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

19

Invesco International Corporate Bond ETF (PICB)—(continued)
April 30, 2025
(Unaudited)
	Principal Amount		Value
Germany-(continued)
BMW International Investment B.V., 3.00%, 08/27/2027(b)	EUR	284,000	$326,884
BMW US Capital LLC
3.00%, 11/02/2027(b)	EUR	204,000	234,584
3.38%, 02/02/2034(b)	EUR	135,000	150,836
Deutsche Bahn Finance GmbH
0.63%, 04/15/2036(b)	EUR	200,000	172,924
0.63%, 12/08/2050(b)	EUR	150,000	86,634
1.13%, 05/29/2051(b)	EUR	150,000	99,356
Deutsche Bank AG, 1.63%, 01/20/2027(b)	EUR	200,000	223,419
Deutsche Boerse AG, 3.88%, 09/28/2033(b)	EUR	200,000	238,865
Deutsche Post AG, 3.50%, 03/25/2036(b)	EUR	150,000	168,744
Deutsche Telekom AG, 3.63%, 02/03/2045(b)	EUR	150,000	159,043
E.ON International Finance B.V.
6.25%, 06/03/2030(b)	GBP	300,000	424,160
6.38%, 06/07/2032	GBP	382,000	547,511
4.75%, 01/31/2034(b)	GBP	300,000	381,499
5.88%, 10/30/2037(b)	GBP	400,000	536,607
6.75%, 01/27/2039(b)	GBP	250,000	358,731
6.13%, 07/06/2039(b)	GBP	500,000	678,511
E.ON SE
3.88%, 01/12/2035(b)	EUR	166,000	193,315
4.13%, 03/25/2044(b)(c)	EUR	175,000	198,137
EnBW International Finance B.V., 3.75%, 11/20/2035(b)	EUR	174,000	197,875
Grand City Properties S.A., 0.13%, 01/11/2028(b)	EUR	100,000	104,692
Landesbank Baden-Wuerttemberg, 0.38%, 02/18/2027(b)	EUR	100,000	109,452
Landesbank Hessen-Thueringen Girozentrale, 3.00%, 03/05/2032(b)	EUR	100,000	114,479
Mercedes-Benz Group AG
1.50%, 07/03/2029(b)	EUR	200,000	215,898
0.75%, 09/10/2030(b)	EUR	100,000	101,557
1.13%, 11/06/2031(b)	EUR	100,000	99,838
0.75%, 03/11/2033(b)(c)	EUR	129,000	120,811
2.13%, 07/03/2037(b)	EUR	250,000	244,056
Mercedes-Benz International Finance B.V.
1.38%, 06/26/2026(b)	EUR	175,000	196,792
2.00%, 08/22/2026(b)	EUR	200,000	226,390
0.38%, 11/08/2026(b)	EUR	100,000	110,330
3.25%, 11/15/2030(b)	EUR	228,000	260,999
3.70%, 05/30/2031(b)	EUR	100,000	117,513
Robert Bosch GmbH
3.63%, 06/02/2030(b)	EUR	100,000	117,056
4.00%, 06/02/2035(b)	EUR	200,000	234,406
4.38%, 06/02/2043(b)	EUR	200,000	229,317
RWE AG, 2.75%, 05/24/2030(b)	EUR	175,000	198,630
Siemens Financieringsmaatschappij N.V.
3.38%, 08/24/2031(b)	EUR	200,000	235,358
3.13%, 05/22/2032(b)	EUR	200,000	229,870
3.00%, 09/08/2033(b)	EUR	100,000	113,760
0.50%, 09/05/2034(b)	EUR	200,000	183,415
3.38%, 02/22/2037(b)	EUR	200,000	223,295
	Principal Amount		Value
Germany-(continued)
3.75%, 09/10/2042(b)	GBP	300,000	$321,420
3.63%, 02/22/2044(b)	EUR	200,000	218,725
Traton Finance Luxembourg S.A., 0.75%, 03/24/2029(b)	EUR	200,000	207,479
Volkswagen Financial Services AG
0.13%, 02/12/2027(b)	EUR	150,000	163,357
3.25%, 05/19/2027(b)	EUR	100,000	114,679
0.88%, 01/31/2028(b)	EUR	130,000	139,884
3.63%, 05/19/2029(b)	EUR	200,000	228,918
Volkswagen Financial Services N.V., 2.13%, 01/18/2028(b)	GBP	200,000	245,293
Volkswagen International Finance N.V.
1.88%, 03/30/2027(b)	EUR	400,000	447,460
0.88%, 09/22/2028(b)	EUR	100,000	105,758
1.63%, 01/16/2030(b)	EUR	185,000	195,399
3.25%, 11/18/2030(b)	EUR	100,000	112,028
4.13%, 11/16/2038(b)	EUR	200,000	223,232
Volkswagen Leasing GmbH
0.38%, 07/20/2026(b)	EUR	200,000	221,730
3.88%, 10/11/2028(b)	EUR	100,000	116,942
Vonovia SE
0.38%, 06/16/2027(b)	EUR	100,000	108,701
0.25%, 09/01/2028(b)	EUR	200,000	208,110
0.75%, 09/01/2032(b)	EUR	200,000	185,764
Wintershall Dea Finance B.V.
1.33%, 09/25/2028(b)	EUR	200,000	212,436
1.82%, 09/25/2031(b)	EUR	100,000	98,588
			15,874,592
Italy-4.70%
ASTM S.p.A.
1.50%, 01/25/2030(b)	EUR	125,000	132,109
2.38%, 11/25/2033(b)	EUR	200,000	202,685
Autostrade per l’Italia S.p.A.
2.00%, 12/04/2028(b)	EUR	200,000	220,770
2.00%, 01/15/2030(b)	EUR	200,000	215,967
Enel Finance International N.V.
3.88%, 03/09/2029(b)	EUR	200,000	235,907
0.88%, 09/28/2034(b)	EUR	170,000	152,029
3.88%, 01/23/2035(b)	EUR	100,000	115,273
0.88%, 06/17/2036(b)	EUR	100,000	84,321
5.75%, 09/14/2040(b)	GBP	550,000	715,865
Enel S.p.A., 5.75%, 06/22/2037(b)	GBP	339,000	449,104
Eni S.p.A.
0.38%, 06/14/2028(b)	EUR	286,000	304,862
3.63%, 01/29/2029(b)	EUR	100,000	117,466
0.63%, 01/23/2030(b)	EUR	100,000	102,493
2.00%, 05/18/2031(b)	EUR	150,000	160,086
4.25%, 05/19/2033(b)	EUR	200,000	238,163
3.88%, 01/15/2034(b)	EUR	100,000	115,152
Intesa Sanpaolo S.p.A.
1.00%, 11/19/2026(b)	EUR	202,000	224,973
4.75%, 09/06/2027(b)	EUR	150,000	178,382
0.75%, 03/16/2028(b)	EUR	200,000	215,664
1.75%, 03/20/2028(b)	EUR	150,000	165,953
1.75%, 07/04/2029(b)	EUR	100,000	108,497
4.88%, 05/19/2030(b)	EUR	200,000	246,314
3.63%, 10/16/2030(b)	EUR	200,000	232,831
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

20

Invesco International Corporate Bond ETF (PICB)—(continued)
April 30, 2025
(Unaudited)
	Principal Amount		Value
Italy-(continued)
5.13%, 08/29/2031(b)	EUR	200,000	$250,419
6.63%, 05/31/2033(b)	GBP	300,000	425,191
Italgas S.p.A., 3.13%, 02/08/2029(b)	EUR	100,000	114,710
Snam S.p.A.
3.88%, 02/19/2034(b)	EUR	100,000	115,503
5.75%, 11/26/2036(b)	GBP	200,000	267,942
UniCredit S.p.A.
0.85%, 01/19/2031(b)	EUR	113,000	112,385
4.00%, 03/05/2034(b)	EUR	200,000	234,076
4.20%, 06/11/2034(b)	EUR	150,000	175,354
Unipol Assicurazioni S.p.A., 3.25%, 09/23/2030(b)	EUR	100,000	114,707
			6,745,153
Japan-2.13%
East Japan Railway Co., 5.56%, 09/04/2054(b)	GBP	200,000	252,771
Mizuho Financial Group, Inc.
5.63%, 06/13/2028(b)	GBP	200,000	274,216
0.69%, 10/07/2030(b)	EUR	100,000	99,779
NTT Finance Corp.
0.34%, 03/03/2030(b)	EUR	200,000	202,327
Series 17, 0.28%, 12/20/2027	JPY	100,000,000	687,605
Series 18, 0.38%, 09/20/2030	JPY	100,000,000	667,347
Sumitomo Mitsui Financial Group, Inc.
1.55%, 06/15/2026(b)	EUR	200,000	225,213
0.63%, 10/23/2029(b)	EUR	125,000	128,086
Takeda Pharmaceutical Co. Ltd.
3.00%, 11/21/2030(b)	EUR	200,000	227,703
1.38%, 07/09/2032	EUR	200,000	201,410
2.00%, 07/09/2040	EUR	100,000	88,962
			3,055,419
Luxembourg-0.08%
Logicor Financing S.a.r.l., 1.63%, 07/15/2027(b)	EUR	100,000	110,210
Netherlands-3.24%
ABN AMRO Bank N.V.
0.60%, 01/15/2027(b)	EUR	200,000	220,525
4.00%, 01/16/2028(b)	EUR	100,000	117,891
4.38%, 10/20/2028(b)	EUR	200,000	238,863
0.50%, 09/23/2029(b)	EUR	100,000	102,118
4.75%, 10/24/2029(b)	GBP	200,000	267,545
4.25%, 02/21/2030(b)	EUR	400,000	476,921
3.88%, 01/15/2032(b)	EUR	100,000	116,383
1.00%, 06/02/2033(b)	EUR	100,000	94,427
1.25%, 01/20/2034(b)	EUR	100,000	94,850
4.50%, 11/21/2034(b)	EUR	100,000	122,258
Ayvens Bank N.V., 0.25%, 09/07/2026(b)	EUR	200,000	221,015
Cooperatieve Rabobank U.A.
4.63%, 05/23/2029(b)	GBP	400,000	523,433
4.00%, 01/10/2030(b)	EUR	200,000	237,596
1.13%, 05/07/2031(b)	EUR	100,000	101,374
3.82%, 07/26/2034(b)	EUR	100,000	115,830
ING Groep N.V.
2.00%, 09/20/2028(b)	EUR	200,000	221,304
2.50%, 11/15/2030(b)	EUR	200,000	219,975
	Principal Amount		Value
Netherlands-(continued)
Koninklijke KPN N.V.
5.75%, 09/17/2029(b)	GBP	264,000	$366,040
3.88%, 02/16/2036(b)	EUR	100,000	114,738
Prosus N.V., 1.29%, 07/13/2029(b)	EUR	100,000	103,611
TenneT Holding B.V.
1.63%, 11/17/2026(b)	EUR	100,000	112,720
2.13%, 11/17/2029(b)	EUR	100,000	112,066
4.50%, 10/28/2034(b)	EUR	200,000	250,544
0.88%, 06/16/2035(b)	EUR	100,000	93,861
			4,645,888
New Zealand-0.32%
Bank of New Zealand, 5.87%, 09/01/2028(b)	NZD	350,000	219,660
Westpac New Zealand Ltd., 4.34%, 09/24/2029	NZD	400,000	237,625
			457,285
Norway-1.90%
Equinor ASA
1.25%, 02/17/2027(b)	EUR	200,000	223,032
1.38%, 05/22/2032(b)	EUR	100,000	101,989
1.63%, 02/17/2035(b)	EUR	100,000	97,474
Norway Government Bond
3.63%, 05/31/2039(b)	NOK	600,000	56,448
Series 479, 1.75%, 02/17/2027(b)	NOK	7,400,000	691,240
Series 480, 2.00%, 04/26/2028(b)	NOK	4,570,000	421,686
Series 481, 1.75%, 09/06/2029(b)	NOK	2,600,000	231,864
Series 482, 1.38%, 08/19/2030(b)	NOK	2,000,000	171,483
Series 483, 1.25%, 09/17/2031(b)	NOK	350,000	29,023
Series 484, 2.13%, 05/18/2032(b)	NOK	1,642,000	142,196
Series 486, 3.00%, 08/15/2033(b)	NOK	900,000	81,814
Series 487, 3.63%, 04/13/2034(b)	NOK	2,500,000	237,162
SpareBank 1 Sør-Norge ASA, 3.75%, 11/23/2027(b)	EUR	203,000	237,342
			2,722,753
Portugal-0.15%
EDP Finance B.V., 1.88%, 09/21/2029(b)	EUR	200,000	217,375
Spain-5.39%
Abertis Infraestructuras S.A.
2.38%, 09/27/2027(b)	EUR	200,000	226,191
3.00%, 03/27/2031(b)	EUR	100,000	112,426
Banco Bilbao Vizcaya Argentaria S.A.
1.00%, 06/21/2026(b)	EUR	200,000	224,307
0.50%, 01/14/2027(b)	EUR	200,000	220,723
3.50%, 02/10/2027(b)	EUR	100,000	115,172
4.38%, 10/14/2029(b)	EUR	200,000	242,529
3.50%, 03/26/2031(b)	EUR	100,000	116,971
3.88%, 01/15/2034(b)	EUR	200,000	235,071
Banco Santander S.A.
1.75%, 02/17/2027(b)	GBP	200,000	252,937
2.13%, 02/08/2028(b)	EUR	200,000	222,471
0.20%, 02/11/2028(b)	EUR	200,000	212,528
3.88%, 04/22/2029(b)	EUR	200,000	234,549
5.13%, 01/25/2030(b)	GBP	300,000	405,640
4.25%, 06/12/2030(b)	EUR	200,000	241,822
1.63%, 10/22/2030(b)	EUR	100,000	103,538
5.38%, 01/17/2031(b)	GBP	200,000	271,156
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

21

Invesco International Corporate Bond ETF (PICB)—(continued)
April 30, 2025
(Unaudited)
	Principal Amount		Value
Spain-(continued)
4.88%, 10/18/2031(b)	EUR	300,000	$368,238
1.00%, 11/04/2031(b)	EUR	100,000	98,028
3.50%, 10/02/2032(b)	EUR	100,000	113,366
3.75%, 01/09/2034(b)	EUR	300,000	349,430
3.50%, 02/17/2035(b)	EUR	200,000	222,789
CaixaBank S.A.
1.38%, 06/19/2026(b)	EUR	200,000	224,759
3.75%, 09/07/2029(b)	EUR	200,000	236,292
4.25%, 09/06/2030(b)	EUR	200,000	241,118
4.38%, 11/29/2033(b)	EUR	100,000	121,289
Cellnex Finance Co. S.A.
1.00%, 09/15/2027(b)	EUR	100,000	109,803
1.50%, 06/08/2028(b)	EUR	200,000	219,488
2.00%, 02/15/2033(b)	EUR	200,000	201,631
Cellnex Telecom S.A., 1.75%, 10/23/2030(b)	EUR	100,000	105,343
Iberdrola Finanzas S.A.
1.38%, 03/11/2032(b)	EUR	200,000	203,178
5.25%, 10/31/2036(b)	GBP	200,000	261,392
Santander Consumer Finance S.A., 3.75%, 01/17/2029(b)	EUR	100,000	117,401
Telefonica Emisiones S.A.
1.45%, 01/22/2027(b)	EUR	100,000	112,195
1.20%, 08/21/2027(b)	EUR	200,000	221,326
1.79%, 03/12/2029(b)	EUR	200,000	220,300
0.66%, 02/03/2030(b)	EUR	200,000	205,301
2.59%, 05/25/2031(b)	EUR	100,000	110,152
3.70%, 01/24/2032(b)	EUR	200,000	232,246
			7,733,096
Sweden-2.29%
Skandinaviska Enskilda Banken AB
4.00%, 11/09/2026(b)	EUR	200,000	233,054
0.38%, 02/11/2027(b)	EUR	200,000	219,163
0.75%, 08/09/2027(b)	EUR	200,000	218,381
3.75%, 02/07/2028(b)	EUR	100,000	117,276
0.38%, 06/21/2028(b)	EUR	200,000	211,934
0.63%, 11/12/2029(b)	EUR	200,000	204,552
Svenska Handelsbanken AB
1.38%, 02/23/2029(b)	EUR	130,000	139,945
0.50%, 02/18/2030(b)	EUR	200,000	202,285
Sweden Government Bond
Series 1056, 2.25%, 06/01/2032(b)	SEK	500,000	52,209
Series 1059, 1.00%, 11/12/2026(b)	SEK	4,500,000	460,922
Series 1060, 0.75%, 05/12/2028(b)	SEK	4,000,000	401,414
Series 1061, 0.75%, 11/12/2029(b)	SEK	4,000,000	393,182
Vattenfall AB, 6.88%, 04/15/2039(b)	GBP	300,000	438,751
			3,293,068
Switzerland-1.78%
Holcim Finance (Luxembourg) S.A., 0.50%, 09/03/2030(b)	EUR	200,000	198,891
Lonza Finance International N.V., 3.88%, 04/24/2036(b)	EUR	100,000	115,548
Richemont International Holding S.A.
1.50%, 03/26/2030(b)	EUR	200,000	214,076
2.00%, 03/26/2038(b)	EUR	200,000	189,681
Sika Capital B.V., 3.75%, 11/03/2026(b)	EUR	100,000	115,734
	Principal Amount		Value
Switzerland-(continued)
Swisscom Finance B.V.
3.50%, 11/29/2031(b)	EUR	200,000	$233,897
3.63%, 11/29/2036(b)	EUR	100,000	114,275
UBS AG, 0.25%, 09/01/2028(b)	EUR	220,000	230,847
UBS Group AG
1.25%, 09/01/2026(b)	EUR	200,000	223,612
0.25%, 02/24/2028(b)	EUR	200,000	212,245
0.65%, 09/10/2029(b)	EUR	100,000	102,787
0.88%, 11/03/2031(b)	EUR	200,000	195,503
0.63%, 01/18/2033(b)	EUR	248,000	226,504
0.63%, 02/24/2033(b)	EUR	200,000	183,611
			2,557,211
United Kingdom-14.18%
Anglian Water Services Financing PLC
6.00%, 06/20/2039(b)	GBP	200,000	257,074
5.75%, 06/07/2043(b)	GBP	300,000	360,228
6.25%, 09/12/2044(b)	GBP	300,000	380,066
B.A.T. International Finance PLC
2.25%, 06/26/2028(b)	GBP	127,000	157,168
2.25%, 01/16/2030(b)	EUR	200,000	218,657
6.00%, 11/24/2034(b)	GBP	275,000	372,605
Barclays PLC, 3.25%, 02/12/2027(b)	GBP	550,000	714,602
Blend Funding PLC
3.46%, 09/21/2047(b)	GBP	300,000	278,934
2.92%, 04/05/2054(b)	GBP	300,000	236,919
British Telecommunications PLC
1.50%, 06/23/2027(b)	EUR	200,000	222,952
3.13%, 11/21/2031(b)	GBP	200,000	238,492
6.38%, 06/23/2037(b)	GBP	250,000	346,476
Cadent Finance PLC
2.63%, 09/22/2038(b)	GBP	300,000	275,562
2.75%, 09/22/2046(b)	GBP	300,000	232,923
CCEP Finance (Ireland) DAC, 0.88%, 05/06/2033(b)	EUR	200,000	188,664
Centrica PLC
4.38%, 03/13/2029(b)	GBP	250,000	328,143
4.25%, 09/12/2044(b)	GBP	300,000	306,120
Clarion Funding PLC, 3.13%, 04/19/2048(b)	GBP	230,000	197,728
Community Finance Co. 1 PLC, 5.02%, 07/31/2034	GBP	300,000	400,199
Connect Plus (M25) Issuer PLC, 2.61%, 03/31/2039(b)	GBP	323,400	360,196
Diageo Finance PLC
2.50%, 03/27/2032(b)	EUR	100,000	109,674
2.75%, 06/08/2038(b)	GBP	200,000	200,550
DWR Cymru (Financing) UK PLC, 5.75%, 09/10/2044(b)	GBP	300,000	377,354
easyJet FinCo B.V., 1.88%, 03/03/2028(b)	EUR	100,000	111,222
GlaxoSmithKline Capital PLC
1.63%, 05/12/2035(b)	GBP	300,000	290,167
6.38%, 03/09/2039	GBP	300,000	431,166
Heathrow Funding Ltd.
6.75%, 12/03/2026(b)	GBP	350,000	480,549
6.45%, 12/10/2031(b)	GBP	350,000	496,687
5.88%, 05/13/2041(b)	GBP	300,000	389,313
4.63%, 10/31/2046(b)	GBP	300,000	322,561
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

22

Invesco International Corporate Bond ETF (PICB)—(continued)
April 30, 2025
(Unaudited)
	Principal Amount		Value
United Kingdom-(continued)
High Speed Rail Finance 1 PLC, 4.38%, 11/01/2038(b)	GBP	250,000	$308,767
Housing & Care 21, 3.29%, 11/08/2049(b)	GBP	200,000	176,500
HSBC Holdings PLC, 7.00%, 04/07/2038(b)	GBP	350,000	487,845
Imperial Brands Finance Netherlands B.V.
5.25%, 02/15/2031(b)	EUR	100,000	123,786
1.75%, 03/18/2033(b)	EUR	100,000	97,788
Imperial Brands Finance PLC
5.50%, 09/28/2026(b)	GBP	250,000	336,888
4.88%, 06/07/2032(b)	GBP	200,000	256,023
Lloyds Bank PLC, 6.50%, 09/17/2040(b)	GBP	360,000	516,699
Lloyds Banking Group PLC, 1.50%, 09/12/2027(b)	EUR	100,000	111,043
Motability Operations Group PLC
4.00%, 01/17/2030(b)	EUR	100,000	118,391
3.88%, 01/24/2034(b)	EUR	100,000	114,999
4.25%, 06/17/2035(b)	EUR	100,000	117,929
3.63%, 03/10/2036(b)	GBP	300,000	337,362
2.38%, 07/03/2039(b)	GBP	200,000	179,508
2.13%, 01/18/2042(b)	GBP	200,000	157,710
5.75%, 06/17/2051(b)	GBP	250,000	313,871
5.63%, 01/24/2054(b)	GBP	200,000	243,977
National Grid Electricity Distribution (West Midlands) PLC, 5.75%, 04/16/2032(b)	GBP	325,000	444,912
National Grid PLC, 4.28%, 01/16/2035(b)	EUR	100,000	118,598
Nationwide Building Society, 4.50%, 11/01/2026(b)	EUR	200,000	234,475
NatWest Markets PLC
6.63%, 06/22/2026(b)	GBP	420,000	573,255
2.75%, 11/04/2027(b)	EUR	200,000	228,203
5.00%, 11/18/2029(b)	GBP	100,000	134,894
Places For People Treasury PLC
6.25%, 12/06/2041(b)	GBP	200,000	267,216
5.75%, 05/11/2055(b)	GBP	200,000	238,305
Reckitt Benckiser Treasury Services PLC, 1.75%, 05/19/2032(b)	GBP	200,000	219,569
Rolls-Royce PLC, 5.75%, 10/15/2027(b)	GBP	200,000	272,923
Rothesay Life PLC
3.38%, 07/12/2026(b)	GBP	200,000	262,300
7.73%, 05/16/2033(b)	GBP	200,000	284,034
7.02%, 12/10/2034(b)	GBP	200,000	272,884
Sanctuary Capital PLC, 2.38%, 04/14/2050(b)	GBP	200,000	145,768
Scottish Hydro Electric Transmission PLC, 5.50%, 01/15/2044(b)	GBP	200,000	247,293
Scottish Widows Ltd., 7.00%, 06/16/2043(b)	GBP	250,000	332,872
Standard Chartered PLC
5.13%, 06/06/2034(b)	GBP	200,000	246,310
4.38%, 01/18/2038(b)	GBP	200,000	231,791
T.H.F.C. (Funding No.3) PLC, 5.20%, 10/11/2043(b)	GBP	300,000	367,686
	Principal Amount		Value
United Kingdom-(continued)
University of Oxford, 2.54%, 12/08/2117(b)	GBP	450,000	$291,289
Vodafone Group PLC
1.63%, 11/24/2030(b)	EUR	100,000	106,541
3.38%, 08/08/2049(b)	GBP	400,000	336,890
5.13%, 12/02/2052(b)	GBP	300,000	331,750
3.00%, 08/12/2056(b)	GBP	400,000	286,975
Wellcome Trust Ltd. (The)
1.50%, 07/14/2071(b)	GBP	300,000	139,479
2.52%, 02/07/2118(b)	GBP	300,000	192,725
Yorkshire Water Finance PLC, 6.38%, 11/18/2034(b)	GBP	200,000	275,509
			20,366,483
United States-2.91%
BG Energy Capital PLC, 5.00%, 11/04/2036(b)	GBP	350,000	457,251
BP Capital Markets PLC
2.52%, 04/07/2028(b)	EUR	200,000	227,125
1.23%, 05/08/2031(b)	EUR	100,000	101,452
2.82%, 04/07/2032(b)	EUR	200,000	220,071
Medtronic Global Holdings S.C.A.
1.63%, 03/07/2031	EUR	200,000	210,690
3.13%, 10/15/2031	EUR	100,000	114,082
0.75%, 10/15/2032	EUR	200,000	190,124
3.38%, 10/15/2034	EUR	100,000	113,444
1.38%, 10/15/2040	EUR	200,000	159,603
1.63%, 10/15/2050	EUR	100,000	68,969
Sanofi S.A., Series 20FX, 1.88%, 03/21/2038(b)	EUR	200,000	193,428
Shell International Finance B.V.
0.50%, 11/08/2031(b)	EUR	100,000	97,264
1.88%, 04/07/2032(b)	EUR	200,000	210,660
1.25%, 11/11/2032(b)	EUR	100,000	99,396
0.88%, 11/08/2039(b)	EUR	100,000	76,844
1.75%, 09/10/2052(b)	GBP	200,000	118,469
Stellantis N.V.
0.63%, 03/30/2027(b)	EUR	100,000	109,814
4.50%, 07/07/2028(b)	EUR	100,000	118,240
0.75%, 01/18/2029(b)	EUR	200,000	207,217
4.38%, 03/14/2030(b)	EUR	200,000	235,190
4.25%, 06/16/2031(b)	EUR	200,000	230,734
2.75%, 04/01/2032(b)	EUR	200,000	208,664
1.25%, 06/20/2033(b)	EUR	200,000	181,249
Toyota Motor Credit Corp., 3.63%, 07/15/2031(b)	EUR	200,000	232,694
			4,182,674
Total Non-U.S. Dollar Denominated Bonds & Notes (Cost $141,440,208)			141,160,358
	Shares
Money Market Funds-0.24%
Invesco Government & Agency Portfolio, Institutional Class, 4.26%(d)(e) (Cost $344,920)		344,920	344,920
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-98.55% (Cost $141,785,128)			141,505,278
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

23

Invesco International Corporate Bond ETF (PICB)—(continued)
April 30, 2025
(Unaudited)
	Shares	Value
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-0.37%
Invesco Private Government Fund, 4.32%(d)(e)(f)	147,653	$147,653
Invesco Private Prime Fund, 4.46%(d)(e)(f)	382,145	382,221
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $529,890)		529,874
TOTAL INVESTMENTS IN SECURITIES-98.92% (Cost $142,315,018)		142,035,152
OTHER ASSETS LESS LIABILITIES-1.08%		1,551,071
NET ASSETS-100.00%		$143,586,223

Investment Abbreviations:
AUD-Australian Dollar
CAD-Canadian Dollar
EUR-Euro
GBP-British Pound Sterling
JPY-Japanese Yen
NOK-Norwegian Krone
NZD-New Zealand Dollar
SEK-Swedish Krona

Notes to Schedule of Investments:
(a)	Foreign denominated security. Principal amount is denominated in the currency indicated.
(b)
Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at
April 30, 2025 was $109,504,602, which represented 76.26% of the Fund’s Net Assets.

(c)	All or a portion of this security was out on loan at April 30, 2025.
(d)
Affiliated holding. Affiliated holdings are investments in entities which are under common ownership or control of Invesco Ltd. or are investments in entities in which the Fund owns 5% or more of the outstanding voting securities. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the six months ended April 30, 2025.

	Value October 31, 2024	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Value April 30, 2025	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$745,439	$5,424,453	$(5,824,972)	$-	$-	$344,920	$6,793
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	232,112	558,553	(643,012)	-	-	147,653	3,049 *
Invesco Private Prime Fund	604,170	1,281,760	(1,503,693)	(5)	(11)	382,221	8,054 *
Total	$1,581,721	$7,264,766	$(7,971,677)	$(5)	$(11)	$874,794	$17,896

*
Represents the income earned on the investment of cash collateral, which is included in securities lending income on the Statements of Operations. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(e)	The rate shown is the 7-day SEC standardized yield as of April 30, 2025.
(f)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned. See Note 2L.
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

24

Statements of Assets and Liabilities
April 30, 2025
(Unaudited)

	Invesco 0-5 Yr US TIPS ETF (PBTP)	Invesco Emerging Markets Sovereign Debt ETF (PCY)	Invesco Global ex-US High Yield Corporate Bond ETF (PGHY)	Invesco International Corporate Bond ETF (PICB)
Assets:
Unaffiliated investments in securities, at value(a)	$56,455,902	$1,147,887,610	$150,037,289	$141,160,358
Affiliated investments in securities, at value	176,679	57,373,103	8,669,470	874,794
Cash	-	-	1,125,601	-
Foreign currencies, at value	-	154,497	23,214	25,466
Cash collateral-failed in-kind securities	-	-	214,145	1,978,828
Receivable for:
Dividends and interest	81,799	17,758,866	2,492,012	2,236,010
Securities lending	-	23,062	4,812	62
Investments sold	1,204,996	-	1,662,142	3,597,116
Fund shares sold	-	-	665,089	1,659,485
Foreign tax reclaims	-	-	-	1,611
Investments matured, at value	-	-	106,225	-
Total assets	57,919,376	1,223,197,138	164,999,999	151,533,730
Liabilities:
Due to custodian	-	60,979	-	-
Payable for:
Investments purchased	1,378,241	-	2,799,823	5,383,823
Collateral upon return of securities loaned	-	55,238,513	8,010,854	529,890
Collateral upon receipt of securities in-kind	-	-	214,145	1,978,828
Accrued unitary management fees	3,142	488,538	44,117	54,966
Total liabilities	1,381,383	55,788,030	11,068,939	7,947,507
Net Assets	$56,537,993	$1,167,409,108	$153,931,060	$143,586,223
Net assets consist of:
Shares of beneficial interest	$57,307,065	$2,404,790,092	$199,567,016	$155,694,792
Distributable earnings (loss)	(769,072)	(1,237,380,984)	(45,635,956)	(12,108,569)
Net Assets	$56,537,993	$1,167,409,108	$153,931,060	$143,586,223
Shares outstanding (unlimited amount authorized, $0.01 par value)	2,160,001	59,200,000	7,900,000	6,150,000
Net asset value	$26.17	$19.72	$19.48	$23.35
Market price	$26.17	$19.65	$19.59	$23.39
Unaffiliated investments in securities, at cost	$56,172,479	$1,340,340,010	$149,678,633	$141,440,208
Affiliated investments in securities, at cost	$176,679	$57,375,128	$8,669,782	$874,810
Foreign currencies, at cost	$-	$146,150	$20,234	$24,581
Investments matured, at cost	$-	$-	$3,661,152	$-
(a)Includes securities on loan with an aggregate value of:	$-	$53,167,548	$7,685,184	$499,268
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

25

Statements of Operations
For the six months ended April 30, 2025
(Unaudited)

	Invesco 0-5 Yr US TIPS ETF (PBTP)	Invesco Emerging Markets Sovereign Debt ETF (PCY)	Invesco Global ex-US High Yield Corporate Bond ETF (PGHY)	Invesco International Corporate Bond ETF (PICB)
Investment income:
Unaffiliated interest income	$874,122	$44,458,790	$5,612,476	$2,309,031
Unaffiliated dividend income	-	16,656	247	144
Affiliated dividend income	991	54,535	22,077	6,793
Securities lending income, net	-	198,362	22,679	705
Foreign withholding tax	-	-	-	(2,372)
Total investment income	875,113	44,728,343	5,657,479	2,314,301
Expenses:
Unitary management fees	19,021	3,192,805	251,968	312,904
Less: Waivers	(22)	(1,171)	(471)	(144)
Net expenses	18,999	3,191,634	251,497	312,760
Net investment income	856,114	41,536,709	5,405,982	2,001,541
Realized and unrealized gain (loss) from:
Net realized gain (loss) from:
Unaffiliated investment securities	(68,973)	(12,740,661)	(445,215)	(1,626,265)
Affiliated investment securities	-	(4,176)	(600)	(11)
In-kind redemptions	92,903	(10,197,331)	157,242	(19,168)
Foreign currencies	-	(2)	(336)	(54,570)
Net realized gain (loss)	23,930	(22,942,170)	(288,909)	(1,700,014)
Change in net unrealized appreciation (depreciation) of:
Unaffiliated investment securities	1,390,108	(34,249,997)	(3,118,053)	7,183,750
Affiliated investment securities	-	16	(13)	(5)
Foreign currencies	-	6,202	503	111,842
Change in net unrealized appreciation (depreciation)	1,390,108	(34,243,779)	(3,117,563)	7,295,587
Net realized and unrealized gain (loss)	1,414,038	(57,185,949)	(3,406,472)	5,595,573
Net increase (decrease) in net assets resulting from operations	$2,270,152	$(15,649,240)	$1,999,510	$7,597,114
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

26

27

Statements of Changes in Net Assets
For the six months ended April 30, 2025 and the year ended October 31, 2024
(Unaudited)

	Invesco 0-5 Yr US TIPS ETF (PBTP)		Invesco Emerging Markets Sovereign Debt ETF (PCY)
	Six Months Ended April 30, 2025	Year Ended October 31, 2024	Six Months Ended April 30, 2025	Year Ended October 31, 2024
Operations:
Net investment income	$856,114	$1,350,903	$41,536,709	$94,476,391
Net realized gain (loss)	23,930	(968,288)	(22,942,170)	(29,946,869)
Change in net unrealized appreciation (depreciation)	1,390,108	3,556,761	(34,243,779)	228,026,937
Net increase (decrease) in net assets resulting from operations	2,270,152	3,939,376	(15,649,240)	292,556,459
Distributions to Shareholders from:
Distributable earnings	(660,678)	(1,578,803)	(41,892,930)	(95,756,117)
Shareholder Transactions:
Proceeds from shares sold	8,006,409	8,157,881	18,335,793	246,901,542
Value of shares repurchased	(8,219,545)	(24,470,403)	(148,243,586)	(373,074,363)
Transaction fees	-	-	-	-
Net increase (decrease) in net assets resulting from share transactions	(213,136)	(16,312,522)	(129,907,793)	(126,172,821)
Net increase (decrease) in net assets	1,396,338	(13,951,949)	(187,449,963)	70,627,521
Net assets:
Beginning of period	55,141,655	69,093,604	1,354,859,071	1,284,231,550
End of period	$56,537,993	$55,141,655	$1,167,409,108	$1,354,859,071
Changes in Shares Outstanding:
Shares sold	310,000	330,000	900,000	12,200,000
Shares repurchased	(320,000)	(980,000)	(7,400,000)	(18,300,000)
Shares outstanding, beginning of period	2,170,001	2,820,001	65,700,000	71,800,000
Shares outstanding, end of period	2,160,001	2,170,001	59,200,000	65,700,000
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

28

Invesco Global ex-US High Yield Corporate Bond ETF (PGHY)		Invesco International Corporate Bond ETF (PICB)
Six Months Ended April 30, 2025	Year Ended October 31, 2024	Six Months Ended April 30, 2025	Year Ended October 31, 2024

$5,405,982	$10,336,513	$2,001,541	$3,815,308
(288,909)	(5,047,979)	(1,700,014)	(1,522,133)
(3,117,563)	14,324,131	7,295,587	10,877,175
1,999,510	19,612,665	7,597,114	13,170,350

(5,520,505)	(10,312,284)	(1,974,658)	(3,800,844)

22,815,270	7,922,147	15,889,046	12,262,589
(5,883,242)	(6,858,552)	(4,387,888)	(11,101,056)
-	-	-	16,710
16,932,028	1,063,595	11,501,158	1,178,243
13,411,033	10,363,976	17,123,614	10,547,749

140,520,027	130,156,051	126,462,609	115,914,860
$153,931,060	$140,520,027	$143,586,223	$126,462,609

1,150,000	400,000	700,000	550,000
(300,000)	(350,000)	(200,000)	(500,000)
7,050,000	7,000,000	5,650,000	5,600,000
7,900,000	7,050,000	6,150,000	5,650,000

29

Financial Highlights
Invesco 0-5 Yr US TIPS ETF (PBTP)
	Six Months Ended April 30, 2025 (Unaudited)	Years Ended October 31,
		2024	2023	2022	2021	2020
Per Share Operating Performance:
Net asset value at beginning of period	$25.41	$24.50	$24.57	$26.68	$25.74	$24.89
Net investment income(a)	0.40	0.55	0.61	1.58	1.12	0.35
Net realized and unrealized gain (loss) on investments	0.57	1.04	0.04	(2.29)	0.53	0.71
Total from investment operations	0.97	1.59	0.65	(0.71)	1.65	1.06
Distributions to shareholders from:
Net investment income	(0.21)	(0.68)	(0.71)	(1.39)	(0.69)	(0.21)
Net realized gains	-	-	(0.01)	(0.01)	(0.02)	-
Total distributions	(0.21)	(0.68)	(0.72)	(1.40)	(0.71)	(0.21)
Net asset value at end of period	$26.17	$25.41	$24.50	$24.57	$26.68	$25.74
Market price at end of period(b)	$26.17	$25.41	$24.51	$24.59	$26.70	$25.75
Net Asset Value Total Return(c)	4.25%	6.57%	2.66%	(2.79)%	6.46%	4.28%
Market Price Total Return(c)	4.25%	6.53%	2.62%	(2.78)%	6.50%	4.28%
Ratios/Supplemental Data:
Net assets at end of period (000’s omitted)	$56,538	$55,142	$69,094	$121,635	$52,826	$12,870
Ratio to average net assets of:
Expenses	0.07%(d)	0.07%	0.07%	0.07%	0.07%	0.07%
Net investment income	3.15%(d)	2.18%	2.47%	6.14%	4.26%	1.40%
Portfolio turnover rate(e)	19%	33%	33%	27%	28%	29%

(a)	Based on average shares outstanding.
(b)	The mean between the last bid and ask prices.
(c)
Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption at net asset value on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all dividends and distributions at market price during the period, and sale at the market price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.

(d)	Annualized.
(e)	Portfolio turnover rate is not annualized for periods less than one year, if applicable, and does not include securities received or delivered from processing creations or redemptions.
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

30

Financial Highlights—(continued)
Invesco Emerging Markets Sovereign Debt ETF (PCY)
	Six Months Ended April 30, 2025 (Unaudited)	Years Ended October 31,
		2024	2023	2022	2021	2020
Per Share Operating Performance:
Net asset value at beginning of period	$20.62	$17.89	$17.12	$26.76	$26.89	$29.12
Net investment income(a)	0.65	1.32	1.30	1.25	1.23	1.28
Net realized and unrealized gain (loss) on investments	(0.80)	2.75	0.76	(9.61)	(0.10)	(2.20)
Total from investment operations	(0.15)	4.07	2.06	(8.36)	1.13	(0.92)
Distributions to shareholders from:
Net investment income	(0.75)	(1.34)	(1.29)	(1.28)	(1.26)	(1.31)
Net asset value at end of period	$19.72	$20.62	$17.89	$17.12	$26.76	$26.89
Market price at end of period(b)	$19.65	$20.48	$17.83	$16.88	$26.73	$26.81
Net Asset Value Total Return(c)	(1.17)%	23.11%	11.89%	(31.97)%	4.17%	(3.07)%
Market Price Total Return(c)	(0.83)%	22.68%	13.12%	(32.83)%	4.38%	(3.38)%
Ratios/Supplemental Data:
Net assets at end of period (000’s omitted)	$1,167,409	$1,354,859	$1,284,232	$1,429,380	$2,723,916	$2,675,446
Ratio to average net assets of:
Expenses	0.50%(d)	0.50%	0.50%	0.50%	0.50%	0.50%
Net investment income	6.50%(d)	6.48%	6.84%	5.73%	4.47%	4.63%
Portfolio turnover rate(e)	12%	30%	32%	40%	41%	28%

(a)	Based on average shares outstanding.
(b)	The mean between the last bid and ask prices.
(c)
Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption at net asset value on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all dividends and distributions at market price during the period, and sale at the market price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.

(d)	Annualized.
(e)	Portfolio turnover rate is not annualized for periods less than one year, if applicable, and does not include securities received or delivered from processing creations or redemptions.
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

31

Financial Highlights—(continued)
Invesco Global ex-US High Yield Corporate Bond ETF (PGHY)
	Six Months Ended April 30, 2025 (Unaudited)	Years Ended October 31,
		2024	2023	2022	2021	2020
Per Share Operating Performance:
Net asset value at beginning of period	$19.93	$18.59	$19.06	$21.59	$21.58	$22.82
Net investment income(a)	0.74	1.50	1.39	0.86	0.96	1.18
Net realized and unrealized gain (loss) on investments	(0.92)	1.34	(0.43)	(2.40)	0.18	(1.20)
Total from investment operations	(0.18)	2.84	0.96	(1.54)	1.14	(0.02)
Distributions to shareholders from:
Net investment income	(0.27)	(1.50)	(1.42)	(0.87)	(0.96)	(1.19)
Return of capital	-	-	(0.01)	(0.12)	(0.17)	(0.03)
Total distributions	(0.27)	(1.50)	(1.43)	(0.99)	(1.13)	(1.22)
Net asset value at end of period	$19.48	$19.93	$18.59	$19.06	$21.59	$21.58
Market price at end of period(b)	$19.59	$19.92	$18.55	$18.96	$21.62	$21.59
Net Asset Value Total Return(c)	1.50%	15.68%	5.06%	(7.26)%	5.33%	0.02%
Market Price Total Return(c)	2.11%	15.86%	5.40%	(7.87)%	5.42%	0.15%
Ratios/Supplemental Data:
Net assets at end of period (000’s omitted)	$153,931	$140,520	$130,156	$186,805	$236,363	$196,355
Ratio to average net assets of:
Expenses	0.35%(d)	0.35%	0.35%	0.35%	0.35%	0.35%
Net investment income	7.51%(d)	7.64%	7.22%	4.29%	4.36%	5.39%
Portfolio turnover rate(e)	16%	29%	141%	58%	59%	54%

(a)	Based on average shares outstanding.
(b)	The mean between the last bid and ask prices.
(c)
Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption at net asset value on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all dividends and distributions at market price during the period, and sale at the market price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.

(d)	Annualized.
(e)
Portfolio turnover rate is not annualized for periods less than one year, if applicable, and does not include securities received or delivered from processing creations or redemptions. For the year ended October 31, 2023, the portfolio turnover calculation includes the value of securities purchased and sold in the effort to realign the Fund’s portfolio holdings due to the underlying index change.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

32

Financial Highlights—(continued)
Invesco International Corporate Bond ETF (PICB)
	Six Months Ended April 30, 2025 (Unaudited)	Years Ended October 31,
		2024	2023	2022	2021	2020
Per Share Operating Performance:
Net asset value at beginning of period	$22.38	$20.70	$19.72	$28.27	$28.10	$26.96
Net investment income(a)	0.35	0.67	0.50	0.26	0.29	0.34
Net realized and unrealized gain (loss) on investments	1.22	1.68	0.97	(8.39)	0.20	1.13
Total from investment operations	1.57	2.35	1.47	(8.13)	0.49	1.47
Distributions to shareholders from:
Net investment income	(0.59)	(0.67)	(0.25)	(0.14)	(0.29)	(0.34)
Net realized gains	(0.01)	-	-	(0.09)	(0.03)	-
Return of capital	-	-	(0.24)	(0.19)	-	-
Total distributions	(0.60)	(0.67)	(0.49)	(0.42)	(0.32)	(0.34)
Transaction fees(a)	-	0.00 (b)	0.00 (b)	0.00 (b)	0.00 (b)	0.01
Net asset value at end of period	$23.35	$22.38	$20.70	$19.72	$28.27	$28.10
Market price at end of period(c)	$23.39	$22.48	$20.75	$19.73	$28.31	$28.15
Net Asset Value Total Return(d)	5.98%	11.39%	7.38%	(29.02)%	1.73%	5.57%
Market Price Total Return(d)	5.68%	11.61%	7.58%	(29.09)%	1.69%	6.24%
Ratios/Supplemental Data:
Net assets at end of period (000’s omitted)	$143,586	$126,463	$115,915	$97,609	$122,979	$118,025
Ratio to average net assets of:
Expenses	0.50%(e)	0.50%	0.50%	0.50%	0.50%	0.50%
Net investment income	3.20%(e)	3.00%	2.36%	1.08%	0.99%	1.27%
Portfolio turnover rate(f)	16%	41%	34%	28%	22%	22%

(a)	Based on average shares outstanding.
(b)	Amount represents less than $0.005.
(c)	The mean between the last bid and ask prices.
(d)
Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption at net asset value on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all dividends and distributions at market price during the period, and sale at the market price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.

(e)	Annualized.
(f)	Portfolio turnover rate is not annualized for periods less than one year, if applicable, and does not include securities received or delivered from processing creations or redemptions.
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

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Notes to Financial Statements
Invesco Exchange-Traded Fund Trust II
April 30, 2025
(Unaudited)
NOTE 1—Organization
Invesco Exchange-Traded Fund Trust II (the “Trust”) was organized as a Massachusetts business trust and is authorized to have multiple series of portfolios. The Trust is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). This report includes the following portfolios:
Full Name	Short Name
Invesco 0-5 Yr US TIPS ETF (PBTP)	"0-5 Yr US TIPS ETF"
Invesco Emerging Markets Sovereign Debt ETF (PCY)	"Emerging Markets Sovereign Debt ETF"
Invesco Global ex-US High Yield Corporate Bond ETF (PGHY)	"Global ex-US High Yield Corporate Bond ETF"
Invesco International Corporate Bond ETF (PICB)	"International Corporate Bond ETF"
Each portfolio (each, a “Fund”, and collectively, the “Funds”) represents a separate series of the Trust. The shares of the Funds are referred to herein as “Shares” or “Fund’s Shares.” Each Fund’s Shares are listed and traded on the following exchanges:
Fund	Exchange
0-5 Yr US TIPS ETF	Cboe BZX Exchange, Inc.
Emerging Markets Sovereign Debt ETF	NYSE Arca, Inc.
Global ex-US High Yield Corporate Bond ETF	NYSE Arca, Inc.
International Corporate Bond ETF	NYSE Arca, Inc.
The market price of each Share may differ to some degree from a Fund’s net asset value (“NAV”). Unlike conventional mutual funds, each Fund issues and redeems Shares on a continuous basis, at NAV, only in a large specified number of Shares, each called a “Creation Unit”, as set forth in each Fund’s prospectus. Creation Units are issued and redeemed principally in exchange for the deposit or delivery of a basket of securities (“Deposit Securities”), though each Fund reserves the right to issue and redeem Creation Units in exchange for cash. Except when aggregated in Creation Units by authorized participants (“APs”), the Shares are not individually redeemable securities of the Funds.
The investment objective of each Fund is to seek to track the investment results (before fees and expenses) of its respective index listed below (each, an “Underlying Index”):
Fund	Underlying Index
0-5 Yr US TIPS ETF	ICE BofA 0-5 Year US Inflation-Linked Treasury IndexSM
Emerging Markets Sovereign Debt ETF	DBIQ Emerging Market USD Liquid Balanced Index
Global ex-US High Yield Corporate Bond ETF	ICE USD Global High Yield Excluding US Issuers Constrained Index
International Corporate Bond ETF	S&P International Corporate Bond Index®
NOTE 2—Significant Accounting Policies
The following is a summary of the significant accounting policies followed by the Funds in preparation of their financial statements.
Each Fund is an investment company and accordingly follows the investment company accounting and reporting guidance in accordance with Financial Accounting Standards Board ("FASB") Accounting Standards Codification Topic 946, Financial Services—Investment Companies.
A.
Security Valuation - Securities, including restricted securities, are valued according to the following policies:
A security listed or traded on an exchange is generally valued at its trade price or official closing price that day as of the close of the exchange where the security is principally traded or, lacking any trades or official closing price on a particular day, the security may be valued at the closing bid or ask price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued using prices provided by an independent pricing service they may be considered fair valued. Futures contracts are valued at the daily settlement price set by an exchange on which they are principally traded. Where a final settlement price exists, exchange-traded options are valued at the final settlement price from the exchange where the option principally trades. Where a final settlement price does not exist, exchange-traded options are valued at the mean between the last bid and ask price generally from the exchange where the option principally trades.

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Securities of investment companies that are not exchange-traded (e.g., open-end mutual funds) are valued using such company’s end-of-business-day NAV per share.
Deposits, other obligations of U.S. and non-U.S. banks and financial institutions are valued at their daily account value.
Fixed income securities (including convertible debt securities) generally are valued on the basis of prices provided by independent pricing services. Prices provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate (for unlisted equities), yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Securities with a demand feature exercisable within one to seven days are valued at par. Pricing services generally value debt obligations assuming orderly transactions of institutional round lot size, but a Fund may hold or transact in the same securities in smaller, odd lot sizes. Odd lots often trade at lower prices than institutional round lots, and their value may be adjusted accordingly. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.
Foreign securities’ (including foreign exchange contracts’) prices are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the London world markets. If market quotations are available and reliable for foreign exchange-traded equity securities, the securities will be valued at the market quotations. Invesco Capital Management LLC (the “Adviser”) may use various pricing services to obtain market quotations as well as fair value prices. Because trading hours for certain foreign securities end before the close of the New York Stock Exchange (“NYSE”), closing market quotations may become not representative of market value in the Adviser’s judgment ("unreliable"). If, between the time trading ends on a particular security and the close of the customary trading session on the NYSE, a significant event occurs that makes the closing price of the security unreliable, the Adviser may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith in accordance with Board-approved policies and related Adviser procedures (“Valuation Procedures”). Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities’ prices meeting the degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American depositary receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, the potential for sharply devalued currencies and high inflation, political and economic upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.
Unlisted securities will be valued using prices provided by independent pricing services or by another method that the Adviser, in its judgment, believes better reflects the security’s fair value in accordance with the Valuation Procedures.
Non-traded rights and warrants shall be valued at intrinsic value if the terms of the rights and warrants are available, specifically the subscription or exercise price and the ratio. Intrinsic value is calculated as the daily market closing price of the security to be received less the subscription price, which is then adjusted by the exercise ratio. In the case of warrants, an option pricing model supplied by an independent pricing service may be used based on market data such as volatility, stock price and interest rate from the independent pricing service and strike price and exercise period from verified terms.
Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The mean between the last bid and ask prices may be used to value debt obligations, including corporate loans, and unlisted equity securities.
Securities for which market quotations are not readily available are fair valued by the Adviser in accordance with the Valuation Procedures. If a fair value price provided by a pricing service is unreliable, the Adviser will fair value the security using the Valuation Procedures. Issuer-specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.
Each Fund may invest in securities that are subject to interest rate risk, meaning the risk that the prices will generally fall as interest rates rise and, conversely, the prices will generally rise as interest rates fall. Specific securities differ in their sensitivity to changes in interest rates depending on their individual characteristics. Changes in interest rates may result in increased market volatility, which may affect the value and/or liquidity of certain Fund investments.
Valuations change in response to many factors, including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general market conditions which are not specifically related to the particular issuer, such as real or perceived adverse economic conditions, changes in the general outlook for revenues or corporate earnings, changes in interest or currency rates, regional or global instability, natural or environmental disasters, widespread disease or other public health issues, war, military conflicts, acts of terrorism, economic crises, economic sanctions and tariffs, significant governmental actions or adverse investor sentiment generally and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

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The price a Fund could receive upon the sale of any investment may differ from the Adviser’s valuation of the investment, particularly for securities that are valued using a fair valuation technique. When fair valuation techniques are applied, the Adviser uses available information, including both observable and unobservable inputs and assumptions, to determine a methodology that will result in a valuation that the Adviser believes approximates market value. Fund securities that are fair valued may be subject to greater fluctuation in their value from one day to the next than would be the case if market quotations were used. Because of the inherent uncertainties of valuation, and the degree of subjectivity in such decisions, a Fund could realize a greater or lesser than expected gain or loss upon the sale of the investment.
B.
Investment Transactions and Investment Income - Investment transactions are accounted for on a trade date basis. Realized gains and losses from the sale or disposition of securities are computed on the specific identified cost basis. Interest income is recorded on an accrual basis from settlement date and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Pay-in-kind interest income and non-cash dividend income received in the form of securities in lieu of cash are recorded at the fair value of the securities received. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date. Realized gains, dividends and interest received by a Fund may give rise to withholding and other taxes imposed by foreign countries. Tax conventions between certain countries and the United States may reduce or eliminate such taxes.
The Funds may periodically participate in litigation related to a Fund’s investments. As such, the Funds may receive proceeds from litigation settlements. Any proceeds received are included in the Statements of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.
Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statements of Operations and the Statements of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of a Fund’s NAV and, accordingly, they reduce a Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statements of Operations and the Statements of Changes in Net Assets, or the net investment income per share and the ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between each Fund and the Adviser.
C.
Country Determination - For the purposes of presentation in the Schedules of Investments, the Adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include whether each Fund’s Underlying Index has made a country determination and may include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues, the country that has the primary market for the issuer’s securities and its "country of risk" as determined by a third party service provider, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.
D.
Dividends and Distributions to Shareholders - Each Fund (except 0-5 Yr US TIPS ETF) declares and pays dividends from net investment income, if any, to its shareholders monthly and records such dividends on the ex-dividend date. 0-5 Yr US TIPS ETF declares and pays dividends from net investment income, if any, to its shareholders quarterly and records such dividends on the ex-dividend date. Generally, each Fund distributes net realized taxable capital gains, if any, annually in cash and records them on the ex-dividend date. Such distributions on a tax basis are determined in conformity with federal income tax regulations, which may differ from accounting principles generally accepted in the United States of America (“GAAP”). Distributions in excess of tax basis earnings and profits, if any, are reported in such Fund’s financial statements as a tax return of capital at fiscal year-end.
E.
Federal Income Taxes - Each Fund intends to comply with the provisions of the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”), applicable to regulated investment companies and to distribute substantially all of the Fund’s taxable earnings to its shareholders. As such, the Funds will not be subject to federal income taxes on otherwise taxable income (including net realized gains) that is distributed to the shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.
Each Fund recognizes the tax benefits of uncertain tax positions only when the position is more likely than not to be sustained. Management has analyzed each Fund’s uncertain tax positions and concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions. Management is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next 12 months.
Income and capital gain distributions are determined in accordance with federal income tax regulations, which may differ from GAAP. These differences are primarily due to differing book and tax treatments for in-kind transactions, losses deferred due to wash sales, and passive foreign investment company adjustments, if any.
The Funds file U.S. federal tax returns and tax returns in certain other jurisdictions. Generally, a Fund is subject to examinations by such taxing authorities for up to three years after the filing of the return for the tax period.

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F.
Foreign Withholding Taxes - Certain Funds are subject to foreign withholding tax imposed by certain foreign countries in which the Funds may invest. Withholding taxes are incurred on certain foreign dividends and are accrued at the time the dividend is recognized based on applicable foreign tax laws. Certain Funds may file withholding tax refunds in certain jurisdictions to seek to recover a portion of amounts previously withheld. Certain Funds will record a receivable for such tax refunds based on several factors including; an assessment of a jurisdiction’s legal obligation to pay reclaims, administrative practices and payment history. Any receivables recorded will be shown under receivables for Foreign tax reclaims on the Statements of Assets and Liabilities. There is no guarantee that a Fund will receive refunds applied for in a timely manner or at all.
As a result of recent court rulings in certain countries across the European Union, tax refunds for previously withheld taxes on dividends earned in those countries have been received by investment companies. Any tax refund payments are reflected as Foreign withholding tax claims in the Statements of Operations, and any related interest is included in Unaffiliated interest income. Certain Funds may incur fees paid to third party providers that assist in the recovery of the tax reclaims. These fees are excluded from the unitary management fee and are reflected on the Statements of Operations as Professional fees, if any. In the event tax refunds received by a Fund during the fiscal year exceed the foreign withholding taxes paid by a Fund for the year, and the Fund previously passed foreign tax credits on to its shareholders, the Fund intends to enter into a closing agreement with the Internal Revenue Service in order to pay the associated liability on behalf of the Funds’ shareholders. For the six months ended April 30, 2025, the Funds did not enter into any closing agreements.
G.
Expenses - Each Fund has agreed to pay an annual unitary management fee to the Adviser. Out of the unitary management fee, the Adviser pays for substantially all expenses of the Funds, including the costs of transfer agency, custody, fund administration, legal, audit and other services, except for distribution fees, if any, brokerage expenses, taxes, interest, acquired fund fees and expenses, if any, litigation expenses and other extraordinary expenses, including proxy expenses (except for such proxies related to: (i) changes to the Investment Advisory Agreement, (ii) the election of any Board member who is an “interested person” of the Trust or the Adviser (an "Interested Trustee"), or (iii) any other matters that directly benefit the Adviser).
Expenses of the Trust that are excluded from a Fund’s unitary management fee and are directly identifiable to a specific Fund are applied to that Fund. Expenses of the Trust that are excluded from a Fund’s unitary management fee and are not readily identifiable to a specific Fund are allocated in such a manner as deemed equitable, taking into consideration the nature and type of expense and the relative net assets of each Fund.
To the extent a Fund invests in other investment companies, the expenses shown in the accompanying financial statements reflect the expenses of the Fund and do not include any expenses of the investment companies in which it invests. The effects of such investment companies’ expenses are included in the realized and unrealized gain or loss on the investments in the investment companies.
H.
Accounting Estimates - The preparation of the financial statements in accordance with GAAP requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements, including estimates and assumptions related to taxation. Actual results could differ from these estimates. In addition, the Funds monitor for material events or transactions that may occur or become known after the period-end date and before the date the financial statements are released to print.
I.
Indemnifications - Under the Trust’s organizational documents, its Officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. Each Board member who is not an "interested person" (as defined in the 1940 Act) of the Trust or the Adviser (each, an "Independent Trustee") is also indemnified against certain liabilities arising out of the performance of their duties to the Trust pursuant to an Indemnification Agreement between such trustee and the Trust. Additionally, in the normal course of business, the Trust enters into contracts with service providers that contain general indemnification clauses. The Trust’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Trust that have not yet occurred. The risk of material loss as a result of such indemnification claims is considered remote.
J.
Segment Reporting — In November 2023, the FASB issued Accounting Standards Update 2023-07, Segment Reporting (Topic 280): Improvements to Reportable Segment Disclosures (“ASU 2023-07”), with the intent of improving reportable segment disclosure requirements, primarily through enhanced disclosures about significant segment expenses, allowing financial statement users to better understand the components of a segment’s profit or loss and assess potential future cash flows for each reportable segment and the entity as a whole, thereby enabling better understanding of how an entity’s segments impact overall performance. Each Fund represents a single operating segment. Subject to the oversight and, when applicable, approval of the Board of Trustees, the Adviser acts as the Funds’ chief operating decision maker (“CODM”), assessing performance and making decisions about resource allocation within each Fund. The CODM monitors the operating results as a whole, and each Fund’s long-term strategic asset allocation is determined in accordance with the terms of its prospectus based on a defined investment strategy. The financial information provided to and reviewed by the CODM is consistent with that presented in the Funds’ financial statements. Adoption of the new standard impacted the Funds’ financial statement note disclosures only and did not affect the Funds’ financial position or the results of its operations.
K.
Treasury Inflation-Protected Securities - 0-5 Yr US TIPS ETF will invest in Treasury Inflation-Protected Securities (“TIPS”). TIPS are fixed income securities whose principal value is periodically adjusted to the rate of inflation. The principal value of

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TIPS will be adjusted upward or downward, and any increase or decrease in the principal amount of TIPS will be included as Treasury Inflation-Protected Securities inflation adjustment in the Statements of Operations, even though investors do not receive their principal until maturity.
L.
Securities Lending - Each Fund may participate in securities lending and may loan portfolio securities having a market value up to one-third of each Fund’s total assets. Such loans are secured by cash collateral equal to no less than 102% (105% for international securities) of the market value of the loaned securities determined daily by the securities lending provider. Cash collateral received in connection with these loans is invested in short-term money market instruments or affiliated, unregistered investment companies that comply with Rule 2a-7 under the 1940 Act and money market funds (collectively, "affiliated money market funds") and is shown as such on the Schedules of Investments. Each Fund bears the risk of loss with respect to the investment of collateral. It is the policy of these Funds to obtain additional collateral from or return excess collateral to the borrower by the end of the next business day, following the valuation date of the securities loaned. Therefore, the value of the collateral held may be temporarily less than the value of the securities on loan. When loaning securities, each Fund retains certain benefits of owning the securities, including the economic equivalent of dividends or interest generated by the security. Lending securities entails a risk of loss to each Fund if, and to the extent that, the market value of the securities loaned were to increase, and the borrower did not increase the collateral accordingly, and the borrower failed to return the securities. The securities loaned are subject to termination at the option of the borrower or each Fund. Upon termination, the borrower will return to each Fund the securities loaned and each Fund will return the collateral. Upon the failure of the borrower to return the securities, collateral may be liquidated and the securities may be purchased on the open market to replace the loaned securities. Each Fund could experience delays and costs in gaining access to the collateral and the securities may lose value during the delay which could result in potential losses to each Fund. Some of these losses may be indemnified by the lending agent. Each Fund bears the risk of any deficiency in the amount of the collateral available for return to the borrower due to any loss on the collateral invested. For Funds that participated in securities lending, dividends received on cash collateral investments for securities lending transactions, which are net of compensation to counterparties, are included in Securities lending income, net on the Statements of Operations. The aggregate value of securities out on loan, if any, is shown on the Statements of Assets and Liabilities.
Invesco Advisers, Inc. (“Invesco”), an affiliate of the Adviser, serves as an affiliated securities lending agent for each Fund participating in the securities lending program. The Bank of New York Mellon (“BNYM”) also serves as a securities lending agent. To the extent a Fund utilizes Invesco as an affiliated securities lending agent, the Fund conducts its securities lending in accordance with, and in reliance upon, no-action letters issued by the SEC staff that provide guidance on how an affiliate may act as a direct agent lender and receive compensation for those services in a manner consistent with the federal securities laws. For the six months ended April 30, 2025, there were no affiliated securities lending transactions with Invesco.
M.
Foreign Currency Translations - Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at the date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. Each Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statements of Operations. Reported net realized foreign currency gains or losses arise from (1) sales of foreign currencies, (2) currency gains or losses realized between the trade and settlement dates on securities transactions, and (3) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on a Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period-end, resulting from changes in exchange rates.
Each Fund may invest in foreign securities, which may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. Foreign taxes, if any, are recorded based on the tax regulations and rates that exist in the foreign markets in which a Fund invests.
The performance of a Fund may be materially affected positively or negatively by foreign currency strength or weakness relative to the U.S. dollar. Currency rates in foreign countries may fluctuate for a number of reasons, including changes in interest rates, political, economic, or social instability and development, and imposition of currency controls. Currency controls in certain foreign jurisdictions may cause a Fund to experience significant delays in its ability to repatriate its assets in U.S. dollars at quoted spot rates, and it is possible that a Fund’s ability to convert certain foreign currencies into U.S. dollars may be limited and may occur at discounts to quoted rates. As a result, the value of a Fund’s assets and liabilities denominated in such currencies that would ultimately be realized could differ from those reported on the Statements of Assets and Liabilities. Certain foreign companies may be subject to sanctions, embargoes, or other governmental actions that may limit the ability to invest in, receive, hold, or sell the securities of such companies, all of which affect the market and/or credit risk of the investments. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

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N.
Other Risks
AP Concentration Risk. Only APs may engage in creation or redemption transactions directly with each Fund. Each Fund has a limited number of institutions that may act as APs, and such APs have no obligation to submit creation or redemption orders. Consequently, there is no assurance that APs will establish or maintain an active trading market for the Shares. This risk may be heightened to the extent that securities held by each Fund are traded outside a collateralized settlement system. In that case, APs may be required to post collateral on certain trades on an agency basis (i.e., on behalf of other market participants), which only a limited number of APs may be able to do. In addition, to the extent that APs exit the business or are unable to proceed with creation and/or redemption orders with respect to each Fund and no other AP is able to step forward to create or redeem Creation Units, this may result in a significantly diminished trading market for Fund Shares, and Shares may be more likely to trade at a premium or discount to a Fund’s NAV and to face trading halts and/or delisting. Additionally, to the extent that a Fund holds non-U.S. securities, such securities may have lower trading volumes or could experience extended market closures or trading halts. To the extent that a Fund invests in non-U.S. securities, it may face increased risks that APs may not be able to effectively create or redeem Creation Units, or that the Shares may be halted and/or delisted.
Call Risk. If interest rates fall, it is possible that issuers of callable securities with high interest coupons will “call” (or prepay) their bonds before their maturity date. If an issuer exercises such a call during a period of declining interest rates, a Fund may have to replace such called security with a lower yielding security. If that were to happen, such Fund’s net investment income could fall.
Changing Fixed-Income Market Conditions Risk. Fluctuations in the federal funds and equivalent foreign interest rates or other changes to monetary policy or regulatory actions may expose fixed-income markets to heightened volatility, perhaps suddenly and to a significant degree, and to reduced liquidity for certain fixed-income investments, particularly those with longer maturities, when rates increase. Such changes and resulting increased volatility may adversely impact a Fund, including its operations and return potential. It is difficult to predict the impact of interest rate changes on various markets. In addition, decreases in fixed-income dealer market-making capacity may also potentially lead to heightened volatility and reduced liquidity in the fixed-income markets. As a result, the value of a Fund’s investments and share price may decline. Changes in central bank policies and other governmental actions and political events within the U.S. and abroad may also, among other things, affect investor and consumer expectations and confidence in the financial markets. This could result in higher than normal redemptions by APs, which could potentially increase a Fund’s portfolio turnover rate and transaction costs.
Currency Risk. Because each Fund’s NAV is determined in U.S. dollars, a Fund’s NAV could decline if the currency of a non-U.S. market in which the Fund invests depreciates against the U.S. dollar. Generally, an increase in the value of the U.S. dollar against a foreign currency will reduce the value of a security denominated in that foreign currency, thereby decreasing a Fund’s overall NAV. Exchange rates may be volatile and may change quickly and unpredictably in response to both global economic developments and economic conditions, causing an adverse impact on a Fund. As a result, investors have the potential for losses regardless of the length of time they intend to hold Shares.
Emerging Markets Sovereign Debt Risk. Government obligors in emerging market countries are among the world’s largest debtors to commercial banks, other governments, international financial organizations and other financial institutions. Historically, certain issuers of the government debt securities in which Emerging Markets Sovereign Debt ETF may invest have experienced substantial difficulties in meeting their external debt obligations, resulting in defaults on certain obligations and the restructuring of certain indebtedness. Such restructuring arrangements have included obtaining additional credit to finance outstanding obligations and the reduction and rescheduling of payments of interest and principal through the negotiation of new or amended credit agreements.
Fixed-Income Securities Risk. Fixed-income securities are subject to interest rate risk and credit risk. Interest rate risk refers to fluctuations in the value of a fixed-income security resulting from changes in the general level of interest rates. When the general level of interest rates goes up, the prices of most fixed-income securities go down. When the general level of interest rates goes down, the prices of most fixed-income securities go up. Fixed-income securities with longer maturities typically are more sensitive to changes in interest rates, making them more volatile than securities with shorter maturities. Credit risk refers to the possibility that the issuer of a security will be unable and/or unwilling to make timely interest payments and/or repay the principal on its debt. Debt instruments are subject to varying degrees of credit risk, which may be reflected in credit ratings. There is a possibility that the credit rating of a fixed-income security may be downgraded after purchase, which may occur quickly and without advance warning following sudden market downturns or unexpected developments involving an issuer, and which may adversely affect the liquidity and value of the security.
Foreign Fixed-Income Investment Risk. For certain Funds, investments in fixed-income securities of non-U.S. issuers are subject to the same risks as other debt securities, notably credit risk, market risk, interest rate risk and liquidity risk, while also facing risks beyond those associated with investments in U.S. securities. For example, foreign securities may have relatively low market liquidity, greater market volatility, decreased publicly available information, and less reliable financial information about issuers, and inconsistent and potentially less stringent accounting, auditing and financial reporting requirements and standards of practice, including recordkeeping standards, comparable to those applicable to domestic issuers. Foreign securities also are subject to the risks of expropriation, nationalization, political instability or other adverse political or

39

economic developments and the difficulty of enforcing obligations in other countries. Investments in foreign securities also may be subject to dividend withholding or confiscatory taxes, currency blockage and/or transfer restrictions and higher transactional costs.
Geographic Concentration Risk. A Fund may from time to time have a substantial amount of its assets invested in securities of issuers located in a single country or a limited number of countries. Adverse economic, political or social conditions in those countries may therefore have a significant negative impact on a Fund’s investment performance. For example, a natural or other disaster could occur in a country or geographic region in which a Fund invests, which could affect the economy or particular business operations of companies in that specific country or geographic region and adversely impact the Fund’s investments in the affected region.
Index Risk. Unlike many investment companies that are "actively managed", each Fund is a "passive" investor and therefore does not utilize an investing strategy that seeks returns in excess of its respective Underlying Index. Therefore, a Fund would not necessarily buy or sell a security unless that security is added or removed, respectively, from its Underlying Index, even if that security generally is underperforming. If a specific security is removed from an Underlying Index, its respective Fund may be forced to sell such security at an inopportune time or for a price lower than the security’s current market value. An Underlying Index may not contain the appropriate mix of securities for any particular economic cycle. Additionally, each Fund rebalances its portfolio in accordance with its Underlying Index, and, therefore, any changes to the Underlying Index’s rebalance schedule will result in corresponding changes to each Fund’s rebalance schedule. Further, unlike with an actively managed fund, the Adviser does not use techniques or defensive strategies designed to lessen the impact of periods of market volatility or market decline. This means that, based on certain market and economic conditions, a Fund’s performance could be lower than other types of funds with investment advisers that actively manage their portfolio assets to take advantage of market opportunities or defend against market events.
Industry Concentration Risk. In following its methodology, each Fund’s Underlying Index from time to time may be concentrated to a significant degree in securities of issuers operating in a single industry or industry group. To the extent that each Underlying Index concentrates in the securities of issuers in a particular industry or industry group, the corresponding Fund will also concentrate its investments to approximately the same extent. By concentrating its investments in an industry or industry group, each Fund may face more risks than if it were diversified broadly over numerous industries or industry groups. Such industry-based risks, any of which may adversely affect the companies in which each Fund invests, may include, but are not limited to, the following: general economic conditions or cyclical market patterns that could negatively affect supply and demand in a particular industry; competition for resources; adverse labor relations; political or world events; obsolescence of technologies; and increased competition or new product introductions that may affect the profitability or viability of companies in an industry. In addition, at times, such industry or industry group may be out of favor and underperform other industries or the market as a whole.
Inflation-Linked Security Risk. The value of inflation-linked securities generally will fluctuate in response to changes in real interest rates, generally decreasing when real interest rates rise and increasing when real interest rates fall. Real interest rates represent nominal (or stated) interest rates reduced by the expected impact of inflation.  In addition, interest payments on inflation -indexed securities will generally vary up or down along with the rate of inflation.
Liquidity Risk. Liquidity risk exists when a particular investment is difficult to purchase or sell. If a Fund invests in illiquid securities or current portfolio securities become illiquid, it may reduce the returns of the Fund because the Fund may be unable to sell the illiquid securities at an advantageous time or price.
Market Risk. Securities in each Underlying Index are subject to market fluctuations. You should anticipate that the value of the Shares will decline, more or less, in correlation with any decline in value of the securities in an Underlying Index. Additionally, natural or environmental disasters, widespread disease or other public health issues, war, military conflicts, acts of terrorism, economic crises or other events could result in increased premiums or discounts to each Fund’s NAV. Certain changes in the U.S. economy in particular, such as when the U.S. economy weakens or when its financial markets decline, may have a material adverse effect on global financial markets as a whole, and on the securities to which a Fund has exposure. Increasingly strained relations between the U.S. and foreign countries, including as a result of economic sanctions and tariffs, may also adversely affect U.S. issuers, as well as non-U.S. issuers.
During a general downturn in the financial markets, multiple asset classes may decline in value. When markets perform well, there can be no assurance that specific investments held by a Fund will rise in value.
Non-Correlation Risk. Each Fund’s return may not match the return of its corresponding Underlying Index for a number of reasons. For example, each Fund incurs operating expenses not applicable to the Underlying Index, and incurs costs in buying and selling securities, especially when rebalancing the Fund’s securities holdings to reflect changes in the composition of its corresponding Underlying Index. Additionally, a Fund’s use of a representative sampling methodology may cause the Fund not to be as well-correlated with the return of its corresponding Underlying Index as would be the case if the Fund purchased all of the securities in its corresponding Underlying Index in the proportions represented in the Underlying Index. In addition, the performance of each Fund and its corresponding Underlying Index may vary due to asset valuation differences and differences between each Fund’s portfolio and its corresponding Underlying Index resulting from legal restrictions, costs or liquidity constraints.

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Non-Investment Grade Securities Risk. Non-investment grade securities (commonly known as "junk bonds" or "high yield bonds") and unrated securities of comparable credit quality are considered speculative and are subject to the increased risk of an issuer’s inability to meet principal and interest payment obligations. These securities may be subject to greater price volatility due to such factors as specific corporate developments, interest rate sensitivity, negative perceptions of the non-investment grade securities markets generally, real or perceived adverse economic and competitive industry conditions and less secondary market liquidity. If the issuer of non-investment grade securities defaults, a Fund may incur additional expenses to seek recovery.
Restricted Securities Risk. Certain Funds may invest in restricted securities, including those that may be resold only in accordance with Regulation S under the Securities Act of 1933. Regulation S securities are securities of U.S. and non-U.S. issuers initially offered and sold outside the United States without registration with the SEC. Accordingly, the liquidity of the market for specific Regulation S securities may vary. Delay or difficulty in selling such securities may result in a loss to the Funds.
Sampling Risk. Certain Funds’ use of a representative sampling methodology may result in the Fund holding a smaller number of securities than are in its respective Underlying Index. As a result, an adverse development with respect to an issuer of securities held by the Fund could result in a greater decline in NAV than would be the case if the Fund held all of the securities in its Underlying Index. To the extent the assets in the Fund are smaller, these risks will be greater.
U.S. Government Obligations Risk. Certain Funds may invest in U.S. Government obligations issued or guaranteed by the U.S. Government, its agencies and instrumentalities, including bills, notes and bonds issued by the U.S. Treasury. U.S. Government securities include securities that are issued or guaranteed by the U.S. Treasury, by various agencies of the U.S. Government, or by various instrumentalities which have been established or sponsored by the U.S. Government. U.S. Treasury securities are backed by the “full faith and credit” of the United States, which may be negatively affected by an actual or threatened failure of the U.S. Government to pay its obligation. Securities issued or guaranteed by federal agencies and U.S. Government-sponsored instrumentalities may or may not be backed by the full faith and credit of the United States. In the case of those U.S. Government securities not backed by the full faith and credit of the United States, the investor must look principally to the agency or instrumentality issuing or guaranteeing the security for ultimate repayment, and may not be able to assert a claim against the United States itself in the event that the agency or instrumentality does not meet its commitment. The U.S. Government, its agencies and instrumentalities do not guarantee the market value of their securities, and consequently, the value of such securities may fluctuate.
Valuation Risk. Financial information related to securities of non-U.S. issuers may be less reliable than information related to securities of U.S. issuers, which may make it difficult to obtain a current price for a non-U.S. security held by a Fund. In certain circumstances, market quotations may not be readily available for some Fund securities, and those securities may be fair valued. The value established for a security through fair valuation may be different from what would be produced if the security had been valued using market quotations. Fund securities that are valued using techniques other than market quotations, including “fair valued” securities, may be subject to greater fluctuations in their value from one day to the next than would be the case if market quotations were used. In addition, there is no assurance that a Fund could sell a portfolio security for the value established for it at any time, and it is possible that a Fund would incur a loss because a security is sold at a discount to its established value.
NOTE 3—Investment Advisory Agreement and Other Agreements
The Trust has entered into an Investment Advisory Agreement with the Adviser on behalf of each Fund, pursuant to which the Adviser has overall responsibility for the selection and ongoing monitoring of the Funds’ investments, managing the Funds’ business affairs and providing certain clerical, bookkeeping and other administrative services.
Pursuant to the Investment Advisory Agreement, each Fund accrues daily and pays monthly to the Adviser an annual unitary management fee. Out of the unitary management fee, the Adviser pays for substantially all expenses of the Funds, including the costs of transfer agency, custody, fund administration, legal, audit and other services, except for distribution fees, if any, brokerage expenses, taxes, interest, acquired fund fees and expenses, if any, litigation expenses and other extraordinary expenses, including proxy expenses (except for such proxies related to: (i) changes to the Investment Advisory Agreement, (ii) the election of an Interested Trustee, or (iii) any other matters that directly benefit the Adviser). The unitary management fee is paid by each Fund to the Adviser at the following annual rates:
Unitary Management Fees (as a % of average daily net assets)
0-5 Yr US TIPS ETF	0.07%
Emerging Markets Sovereign Debt ETF	0.50%
Global ex-US High Yield Corporate Bond ETF	0.35%
International Corporate Bond ETF	0.50%
Through at least August 31, 2027, the Adviser has contractually agreed to waive the management fee payable by each Fund in an amount equal to the lesser of: (i) 100% of the net advisory fees earned by the Adviser or an affiliate of the Adviser that are

41

attributable to the Fund’s investments in money market funds that are managed by affiliates of the Adviser and other funds (including ETFs) managed by the Adviser or affiliates of the Adviser or (ii) the management fee available to be waived. This waiver does not apply to a Fund’s investment of cash collateral received for securities lending. There is no guarantee that the Adviser will extend the waiver of these fees past that date.
For the six months ended April 30, 2025, the Adviser waived fees for each Fund in the following amounts:
0-5 Yr US TIPS ETF	$22
Emerging Markets Sovereign Debt ETF	1,171
Global ex-US High Yield Corporate Bond ETF	471
International Corporate Bond ETF	144
The Trust has entered into a Distribution Agreement with Invesco Distributors, Inc. (the “Distributor”), which serves as the distributor of Creation Units for each Fund. The Distributor does not maintain a secondary market in the Shares. The Funds are not charged any fees pursuant to the Distribution Agreement. The Distributor is an affiliate of the Adviser.
The Adviser has entered into a licensing agreement on behalf of each Fund with the following entities (each, a “Licensor”):
Fund	Licensor
0-5 Yr US TIPS ETF	ICE Data Indices, LLC
Emerging Markets Sovereign Debt ETF	Deutsche Bank Securities Inc.
Global ex-US High Yield Corporate Bond ETF	ICE Data Indices, LLC
International Corporate Bond ETF	S&P Dow Jones Indices LLC
Each Underlying Index name trademark is owned by its respective Licensor. These trademarks have been licensed to the Adviser for use by the Funds. Each Fund is entitled to use its Underlying Index pursuant to the Trust’s sub-licensing agreement with the Adviser. The Funds are not sponsored, endorsed, sold or promoted by the Licensors, and the Licensors make no representation regarding the advisability of investing in any of the Funds.
The Trust has entered into service agreements whereby BNYM, a wholly-owned subsidiary of The Bank of New York Mellon Corporation, serves as the administrator, custodian, fund accountant and transfer agent for each Fund.
NOTE 4—Additional Valuation Information
GAAP defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 — Prices are determined using quoted prices in an active market for identical assets.
Level 2 — Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others. When market movements occur after the close of the relevant foreign securities markets, foreign securities may be fair valued utilizing an independent pricing service.
Level 3 — Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Adviser’s assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
The following is a summary of the tiered valuation input levels, as of April 30, 2025. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
	Level 1	Level 2	Level 3	Total
0-5 Yr US TIPS ETF
Investments in Securities
U.S. Treasury Securities	$-	$56,455,902	$-	$56,455,902
Money Market Funds	176,679	-	-	176,679
Total Investments	$176,679	$56,455,902	$-	$56,632,581

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	Level 1	Level 2	Level 3	Total
Emerging Markets Sovereign Debt ETF
Investments in Securities
U.S. Dollar Denominated Bonds & Notes	$-	$1,147,887,610	$-	$1,147,887,610
Money Market Funds	2,136,615	55,236,488	-	57,373,103
Total Investments	$2,136,615	$1,203,124,098	$-	$1,205,260,713
Global ex-US High Yield Corporate Bond ETF
Investments in Securities
U.S. Dollar Denominated Bonds & Notes	$-	$149,746,854	$-	$149,746,854
Common Stocks & Other Equity Interests	29,217	257,218	0	286,435
Preferred Stocks	-	-	4,000	4,000
Money Market Funds	658,928	8,010,542	-	8,669,470
Total Investments in Securities	688,145	158,014,614	4,000	158,706,759
Other Investments - Assets
Investments Matured	-	101,350	4,875	106,225
Total Investments	$688,145	$158,115,964	$8,875	$158,812,984
International Corporate Bond ETF
Investments in Securities
Non-U.S. Dollar Denominated Bonds & Notes	$-	$141,160,358	$-	$141,160,358
Money Market Funds	344,920	529,874	-	874,794
Total Investments	$344,920	$141,690,232	$-	$142,035,152
NOTE 5—Tax Information
The amount and character of income and gains to be distributed are determined in accordance with federal income tax regulations, which may differ from GAAP. Reclassifications are made to the Funds’ capital accounts to reflect income and gains available for distribution (or available capital loss carryforwards) under federal income tax regulations. The tax character of distributions paid during the year and the tax components of net assets will be reported at the Funds’ fiscal year-end.
Capital loss carryforwards are calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforwards actually available for the Funds to utilize. The ability to utilize capital loss carryforwards in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions.
The Funds had capital loss carryforwards as of October 31, 2024, as follows:
	No expiration
	Short-Term	Long-Term	Total*
0-5 Yr US TIPS ETF	$142,328	$1,022,932	$1,165,260
Emerging Markets Sovereign Debt ETF	302,905,622	715,796,703	1,018,702,325
Global ex-US High Yield Corporate Bond ETF	9,884,793	32,182,972	42,067,765
International Corporate Bond ETF	3,032,330	6,805,348	9,837,678

*
Capital loss carryforwards are reduced for limitations, if any, to the extent required by the Internal Revenue Code and may be further limited depending upon a variety of factors, including the realization of net unrealized gains or losses as of the date of any reorganization.

NOTE 6—Investment Transactions
For the six months ended April 30, 2025, the cost of securities purchased and the proceeds from sales of securities (other than short-term securities, U.S. Government obligations, money market funds and in-kind transactions, if any) were as follows:
	Purchases	Sales
0-5 Yr US TIPS ETF	$-	$-
Emerging Markets Sovereign Debt ETF	155,174,414	154,474,209
Global ex-US High Yield Corporate Bond ETF	22,904,973	24,967,582
International Corporate Bond ETF	19,658,232	19,581,321

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For the six months ended April 30, 2025, in-kind transactions associated with creations and redemptions were as follows:
	In-kind Purchases	In-kind Sales
0-5 Yr US TIPS ETF	$6,305,474	$7,330,705
Emerging Markets Sovereign Debt ETF	13,538,256	144,657,413
Global ex-US High Yield Corporate Bond ETF	20,391,639	5,500,785
International Corporate Bond ETF	15,204,314	4,296,307
Gains (losses) on in-kind transactions are generally not considered taxable gains (losses) for federal income tax purposes.
As of April 30, 2025, the aggregate cost of investments, including any derivatives, on a tax basis listed below includes adjustments for financial reporting purposes as of the most recently completed federal income tax reporting period-end:
	Gross Unrealized Appreciation	Gross Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)	Cost
0-5 Yr US TIPS ETF	$579,812	$(460,519)	$119,293	$56,513,288
Emerging Markets Sovereign Debt ETF	14,221,617	(209,611,452)	(195,389,835)	1,400,650,548
Global ex-US High Yield Corporate Bond ETF	3,695,278	(6,924,447)	(3,229,169)	162,042,153
International Corporate Bond ETF	4,936,384	(5,627,645)	(691,261)	142,726,413
NOTE 7—Trustees’ and Officer’s Fees
The Adviser, as a result of each Fund’s unitary management fee, pays remuneration to the Independent Trustees and an Officer of the Trust on behalf of the Funds. Interested Trustees do not receive any Trustees’ fees.
The Trust has adopted a deferred compensation plan (the “Plan”). Under the Plan, each Independent Trustee who has executed a Deferred Fee Agreement (a “Participating Trustee”) may defer receipt of all or a portion of their compensation (“Deferral Fees”). Such Deferral Fees are deemed to be invested in select Invesco ETFs. The Deferral Fees payable to a Participating Trustee are valued as of the date such Deferral Fees would have been paid to a Participating Trustee. The value increases with contributions or with increases in the value of the Shares selected, and the value decreases with distributions or with declines in the value of the Shares selected. Obligations under the Plan represent unsecured claims against the general assets of the Funds.
NOTE 8—Capital
Shares are issued and redeemed by each Fund only in Creation Units as discussed in Note 1. Only APs are permitted to purchase or redeem Creation Units from the Funds.
To the extent that the Funds permit transactions in exchange for Deposit Securities, each Fund may issue Shares in advance of receipt of Deposit Securities subject to various conditions, including a requirement to maintain on deposit with the Trust cash at least equal to 105% of the market value of the missing Deposit Securities. In accordance with the Trust’s Participant Agreement, Creation Units will be issued to an AP, notwithstanding the fact that the corresponding Deposit Securities have not been received in part or in whole, in reliance on the undertaking of the AP to deliver the missing Deposit Securities as soon as possible, which undertaking shall be secured by the AP’s delivery and maintenance of collateral consisting of cash in the form of U.S. dollars in immediately available funds having a value (marked-to-market daily) at least equal to 105%, which the Adviser may change from time to time, of the value of the missing Deposit Securities.
Certain transaction fees may be charged by the Funds for creations and redemptions, which are treated as increases in capital.
Transactions in each Fund’s Shares are disclosed in detail in the Statements of Changes in Net Assets.

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Approval of Investment Advisory and Sub-Advisory Contracts
At a meeting held on April 24, 2025, the Board of Trustees of the Invesco Exchange-Traded Fund Trust II (the “Trust”), including the Independent Trustees, approved the continuation of the Investment Advisory Agreement between Invesco Capital Management LLC (the “Adviser”) and the Trust for the following series (each, a “Fund” and collectively, the “Funds”):
Invesco 0-5 Yr US TIPS ETF
Invesco Alerian Galaxy Blockchain Users and Decentralized Commerce ETF
Invesco Alerian Galaxy Crypto Economy ETF
Invesco California AMT-Free Municipal Bond ETF
Invesco CEF Income Composite ETF
Invesco China Technology ETF
Invesco Dorsey Wright Developed Markets Momentum ETF
Invesco Dorsey Wright Emerging Markets Momentum ETF
Invesco Dorsey Wright SmallCap Momentum ETF
Invesco Emerging Markets Sovereign Debt ETF
Invesco Equal Weight 0-30 Year Treasury ETF
Invesco ESG NASDAQ 100 ETF
Invesco ESG NASDAQ Next Gen 100 ETF
Invesco ESG S&P 500 Equal Weight ETF
Invesco Floating Rate Municipal Income ETF
Invesco Fundamental High Yield® Corporate Bond ETF
Invesco Fundamental Investment Grade Corporate Bond ETF
Invesco Global Clean Energy ETF
Invesco Global ex-US High Yield Corporate Bond ETF
Invesco Global Water ETF
Invesco International BuyBack Achievers™ ETF
Invesco International Corporate Bond ETF
Invesco KBW Bank ETF
Invesco KBW High Dividend Yield Financial ETF
Invesco KBW Premium Yield Equity REIT ETF
Invesco KBW Property & Casualty Insurance ETF
Invesco KBW Regional Banking ETF
Invesco MSCI Global Climate 500 ETF
Invesco MSCI Green Building ETF
Invesco MSCI USA ETF
Invesco NASDAQ 100 ETF
Invesco Nasdaq Biotechnology ETF
Invesco Nasdaq Free Cash Flow Achievers ETF
Invesco NASDAQ Future Gen 200 ETF
Invesco NASDAQ Next Gen 100 ETF
Invesco National AMT-Free Municipal Bond ETF
Invesco New York AMT-Free Municipal Bond ETF
Invesco PHLX Semiconductor ETF
Invesco Preferred ETF
Invesco RAFI Developed Markets ex-U.S. ETF
Invesco RAFI Developed Markets ex-U.S. Small-Mid ETF
Invesco RAFI Emerging Markets ETF
Invesco Russell 1000 Equal Weight ETF
Invesco S&P 500® Enhanced Value ETF
Invesco S&P 500® ex-Rate Sensitive Low Volatility ETF
Invesco S&P 500® High Beta ETF
Invesco S&P 500® High Dividend Growers ETF
Invesco S&P 500® High Dividend Low Volatility ETF
Invesco S&P 500® Low Volatility ETF
Invesco S&P 500 Minimum Variance ETF
Invesco S&P 500® Momentum ETF
Invesco S&P 500 QVM Multi-factor ETF
Invesco S&P 500 Revenue ETF
Invesco S&P Emerging Markets Low Volatility ETF
Invesco S&P Emerging Markets Momentum ETF
Invesco S&P International Developed Low Volatility ETF
Invesco S&P International Developed Momentum ETF
Invesco S&P International Developed Quality ETF
Invesco S&P MidCap 400 QVM Multi-factor ETF
Invesco S&P MidCap 400 Revenue ETF
Invesco S&P MidCap Low Volatility ETF
Invesco S&P SmallCap 600 GARP ETF
Invesco S&P SmallCap 600 QVM Multi-factor ETF
Invesco S&P SmallCap 600 Revenue ETF
Invesco S&P SmallCap Consumer Discretionary ETF
Invesco S&P SmallCap Consumer Staples ETF
Invesco S&P SmallCap Energy ETF
Invesco S&P SmallCap Financials ETF
Invesco S&P SmallCap Health Care ETF
Invesco S&P SmallCap High Dividend Low Volatility ETF
Invesco S&P SmallCap Industrials ETF
Invesco S&P SmallCap Information Technology ETF
Invesco S&P SmallCap Low Volatility ETF
Invesco S&P SmallCap Materials ETF
Invesco S&P SmallCap Quality ETF
Invesco S&P SmallCap Utilities & Communication Services ETF
Invesco S&P Ultra Dividend Revenue ETF
Invesco Senior Loan ETF
Invesco Short Term Treasury ETF
Invesco Taxable Municipal Bond ETF
Invesco Variable Rate Preferred ETF
Also at the April 24, 2025 meeting, the Board of Trustees of the Trust, including the Independent Trustees, approved the continuation of the Investment Sub-Advisory Agreement between the Adviser and the following seven affiliated sub-advisers for each of Invesco Senior Loan ETF and Invesco Short Term Treasury ETF (the “Sub-Advisory Agreement”):  Invesco Advisers, Inc.; Invesco Asset Management Deutschland GmbH; Invesco Asset Management Limited; Invesco Asset Management (Japan) Limited; Invesco Hong Kong Limited; Invesco Senior Secured Management, Inc.; and Invesco Canada Ltd. (each, a “Sub-Adviser” and collectively, the “Sub-Advisers”).

45

Approval of Investment Advisory and Sub-Advisory Contracts—(continued)
Investment Advisory Agreement
The Trustees reviewed information from the Adviser describing:  (i) the nature, extent and quality of services provided, (ii) the investment performance of each Fund and the Adviser, (iii) the fees paid by the Funds and comparisons to amounts paid by other comparable registered investment companies, (iv) the costs of services provided and estimated profits realized by the Adviser, as applicable, (v) the extent to which economies of scale may be realized as a Fund grows and whether fee levels reflect any possible economies of scale for the benefit of Fund shareholders and (vi) any further benefits realized by the Adviser or its affiliates from the Adviser’s relationship with the Funds.
Nature, Extent and Quality of Services. In evaluating the nature, extent and quality of the Adviser’s services, the Trustees reviewed information concerning the functions performed by the Adviser for the Funds, information describing the Adviser’s current organization and staffing, including operational support provided by the Adviser’s parent organization, Invesco Ltd. (“Invesco”), and the background and experience of the persons responsible for the day-to-day management of the Funds.  The Trustees reviewed matters related to the Adviser’s execution and/or oversight of execution of portfolio transactions on behalf of the Funds.
The Trustees reviewed information on the performance of the Funds and their underlying indexes for the one-year, three-year, five-year, ten-year and since-inception periods ended December 31, 2024, as applicable, including reports for each of those periods on the correlation and tracking error between each Fund’s performance and the performance of its underlying index, as well as the Adviser’s analysis of the tracking error and correlation between certain Funds and their underlying indexes.  In reviewing the tracking error reports, the Trustees considered information provided by Invesco’s independent performance and risk management group with respect to general expected tracking error ranges.  The Trustees also considered that certain Funds were created in connection with the purchases by Invesco of the exchange-traded funds (“ETFs”) businesses of Guggenheim Capital LLC (“Guggenheim”) on May 18, 2018 and Massachusetts Mutual Life Insurance Company (“Oppenheimer”) on May 24, 2019 (each, a “Transaction”), and that each such Fund’s performance prior to the closing of the applicable Transaction is that of its predecessor Guggenheim ETF or Oppenheimer ETF.  The Trustees noted that, for each applicable period, the correlation for each Fund, other than the one-year period for Invesco Floating Rate Municipal Income ETF and for Invesco Senior Loan ETF, was within the targeted range set forth in the Trust’s registration statement.  The Trustees reviewed the reasons provided by the Adviser for Invesco Floating Rate Municipal Income ETF’s and Invesco Senior Loan ETF’s correlation to its respective underlying index.  The Trustees noted that, for each applicable period, the tracking error for all Funds was within the targeted range set forth in the Trust’s registration statement.  The Board concluded that each Fund’s correlation to its underlying index and the tracking error for each Fund were within an acceptable range given that Fund’s particular circumstances.
The Trustees considered the services provided by the Adviser in its oversight of the Funds’ administrator, custodian and transfer agent, and its oversight of the Sub-Advisers for Invesco Senior Loan ETF and Invesco Short Term Treasury ETF.  They noted the significant amount of time, effort and resources that had been devoted to this oversight function.
Based on its review, the Board concluded that the nature, extent and quality of services provided by the Adviser to the Funds under the Investment Advisory Agreement were appropriate and reasonable.
Fees, Expenses and Profitability. The Trustees reviewed and discussed the information provided by the Adviser on each Fund’s net expense ratio and unitary advisory fee.  The Trustees noted that the annual advisory fee charged to each Fund, as set forth below, is a unitary advisory fee and that the Adviser compensates each Sub-Adviser (as applicable) from its unitary advisory fee and pays all other operating expenses of each Fund, except that each Fund pays its brokerage expenses, taxes, interest (including, for Invesco Senior Loan ETF, interest expenses associated with any draws on its line of credit), acquired fund fees and expenses, if any, litigation expenses, costs incurred in connection with proxies (except certain proxies) and other extraordinary expenses:
●
0.04% of the Fund’s average daily net assets for Invesco MSCI USA ETF;
●
0.07% of the Fund’s average daily net assets for Invesco 0-5 Yr US TIPS ETF;
●
0.08% of the Fund’s average daily net assets for Invesco Short Term Treasury ETF;
●
0.10% of the Fund’s average daily net assets for Invesco MSCI Global Climate 500 ETF and Invesco S&P 500 Minimum Variance ETF;
●
0.11% of the Fund’s average daily net assets for Invesco S&P 500 QVM Multi-factor ETF;

46

Approval of Investment Advisory and Sub-Advisory Contracts—(continued)
●
0.13% of the Fund’s average daily net assets for Invesco S&P 500 Enhanced Value ETF and Invesco S&P 500 Momentum ETF;
●
0.15% of the Fund’s average daily net assets for Invesco Equal Weight
0-30 Year Treasury ETF, Invesco NASDAQ 100 ETF, Invesco NASDAQ Next Gen 100 ETF, Invesco S&P MidCap 400 QVM Multi-factor ETF and Invesco S&P SmallCap 600 QVM Multi-factor ETF;
●
0.19% of the Fund’s average daily net assets for Invesco Nasdaq Biotechnology ETF and Invesco PHLX Semiconductor ETF;
●
0.20% of the Fund’s average daily net assets for Invesco ESG NASDAQ 100 ETF, Invesco ESG NASDAQ Next Gen 100 ETF, Invesco ESG S&P 500 Equal Weight ETF, Invesco NASDAQ Future Gen 200 ETF and Invesco Russell 1000 Equal Weight ETF;
●
0.22% of the Fund’s average daily net assets for Invesco Fundamental Investment Grade Corporate Bond ETF;
●
0.25% of the Fund’s average daily net assets for Invesco Floating Rate Municipal Income ETF, Invesco S&P 500® ex-Rate Sensitive Low Volatility ETF, Invesco S&P 500® High Beta ETF, Invesco S&P 500® Low Volatility ETF, Invesco S&P International Developed Low Volatility ETF, Invesco S&P International Developed Momentum ETF, Invesco S&P MidCap Low Volatility ETF and Invesco S&P SmallCap Low Volatility ETF;
●
0.28% of the Fund’s average daily net assets for Invesco California AMT-Free Municipal Bond ETF, Invesco National AMT-Free Municipal Bond ETF, Invesco New York AMT-Free Municipal Bond ETF and Invesco Taxable Municipal Bond ETF;
●
0.29% of the Fund’s average daily net assets for Invesco S&P Emerging Markets Low Volatility ETF, Invesco S&P Emerging Markets Momentum ETF, Invesco S&P International Developed Quality ETF, Invesco S&P SmallCap Consumer Discretionary ETF, Invesco S&P SmallCap Consumer Staples ETF, Invesco S&P SmallCap Energy ETF, Invesco S&P SmallCap Financials ETF, Invesco S&P SmallCap Health Care ETF, Invesco S&P SmallCap Industrials ETF, Invesco S&P SmallCap Information Technology ETF, Invesco S&P SmallCap Materials ETF, Invesco S&P SmallCap Quality ETF and Invesco S&P SmallCap Utilities & Communication Services ETF;
●
0.30% of the Fund’s average daily net assets for Invesco S&P 500® High Dividend Low Volatility ETF and Invesco S&P SmallCap High Dividend Low Volatility ETF;
●
0.35% of the Fund’s average daily net assets for Invesco Global ex-US High Yield Corporate Bond ETF, Invesco KBW Bank ETF, Invesco KBW High Dividend Yield Financial ETF, Invesco KBW Premium Yield Equity REIT ETF, Invesco KBW Property & Casualty Insurance ETF, Invesco KBW Regional Banking ETF and Invesco S&P SmallCap 600 GARP ETF;
●
0.39% of the Fund’s average daily net assets for Invesco MSCI Green Building ETF, Invesco Nasdaq Free Cash Flow Achievers ETF, Invesco S&P 500 High Dividend Growers ETF, Invesco S&P 500 Revenue ETF, Invesco S&P MidCap 400 Revenue ETF, Invesco S&P SmallCap 600 Revenue ETF and Invesco S&P Ultra Dividend Revenue ETF;
●
0.43% of the Fund’s average daily net assets for Invesco RAFI Developed Markets ex-U.S. ETF;
●
0.47% of the Fund’s average daily net assets for Invesco RAFI Developed Markets ex-U.S. Small-Mid ETF and Invesco RAFI Emerging Markets ETF;
●
0.50% of the Fund’s average daily net assets for Invesco CEF Income Composite ETF, Invesco Emerging Markets Sovereign Debt ETF, Invesco Fundamental High Yield® Corporate Bond ETF, Invesco International Corporate Bond ETF, Invesco Preferred ETF and Invesco Variable Rate Preferred ETF;
●
0.55% of the Fund’s average daily net assets for Invesco International BuyBack AchieversTM ETF;
●
0.60% of the Fund’s average daily net assets for Invesco Dorsey Wright SmallCap Momentum ETF, Invesco Alerian Galaxy Blockchain Users and Decentralized Commerce ETF and Invesco Alerian Galaxy Crypto Economy ETF;
●
0.65% of the Fund’s average daily net assets for Invesco Senior Loan ETF and Invesco China Technology ETF;
●
0.75% of the Fund’s average daily net assets for Invesco Global Clean Energy ETF and Invesco Global Water ETF;
●
0.80% of the Fund’s average daily net assets for Invesco Dorsey Wright Developed Markets Momentum ETF; and
●
0.90% of the Fund’s average daily net assets for Invesco Dorsey Wright Emerging Markets Momentum ETF.
The Trustees compared each Fund’s net expense ratio to information compiled by the Adviser from Lipper Inc. (“Lipper”) databases on the net expense ratios of comparable ETFs, open-end (non-ETF) index funds and open-end (non-ETF) actively-managed funds, as applicable.  The Trustees noted that the net expense ratios for certain Funds were equal to or lower than the median net expense ratios of their ETF and open-end index peer funds, as applicable, as illustrated in the table below.  The

47

Approval of Investment Advisory and Sub-Advisory Contracts—(continued)
Trustees also noted that the net expense ratios for all of the Funds were lower than the median net expense ratios of their open-end actively-managed peer funds.  The Trustees noted that a portion of each Fund’s operating expenses was attributable to a sub-license fee payable out of the unitary advisory fee charged to that Fund.
Invesco Fund	Equal to/Lower than ETF Peer Median*	Equal to/Lower than Open-End Index Fund Peer Median*	Lower than Open-End Active Fund Peer Median
Invesco 0-5 Yr US TIPS ETF	X		X
Invesco Alerian Galaxy Blockchain Users and Decentralized Commerce ETF	X	N/A	X
Invesco Alerian Galaxy Crypto Economy ETF	X	N/A	X
Invesco California AMT-Free Municipal Bond ETF		N/A	X
Invesco CEF Income Composite ETF	X	N/A	X
Invesco China Technology ETF		N/A	X
Invesco Dorsey Wright Developed Markets Momentum ETF			X
Invesco Dorsey Wright Emerging Markets Momentum ETF			X
Invesco Dorsey Wright SmallCap Momentum ETF			X
Invesco Emerging Markets Sovereign Debt ETF			X
Invesco Equal Weight 0-30 Year Treasury ETF			X
Invesco ESG NASDAQ 100 ETF			X
Invesco ESG NASDAQ Next Gen 100 ETF	X		X
Invesco ESG S&P 500 Equal Weight ETF	X		X
Invesco Floating Rate Municipal Income ETF		N/A	X
Invesco Fundamental High Yield® Corporate Bond ETF		X	X
Invesco Fundamental Investment Grade Corporate Bond ETF			X
Invesco Global Clean Energy ETF		X	X
Invesco Global ex-US High Yield Corporate Bond ETF	X	N/A	X
Invesco Global Water ETF		X	X
Invesco International BuyBack AchieversTM ETF		X	X
Invesco International Corporate Bond ETF			X
Invesco KBW Bank ETF	X		X
Invesco KBW High Dividend Yield Financial ETF	X		X
Invesco KBW Premium Yield Equity REIT ETF	X		X
Invesco KBW Property & Casualty Insurance ETF	X		X
Invesco KBW Regional Banking ETF	X		X
Invesco MSCI Global Climate 500 ETF	X	X	X
Invesco MSCI Green Building ETF	X	N/A	X
Invesco MSCI USA ETF	X	X	X
Invesco NASDAQ 100 ETF	X	X	X
Invesco Nasdaq Biotechnology ETF	X		X
Invesco Nasdaq Free Cash Flow Achievers ETF		X	X
Invesco NASDAQ Future Gen 200 ETF			X
Invesco NASDAQ Next Gen 100 ETF	X		X
Invesco National AMT-Free Municipal Bond ETF			X
Invesco New York AMT-Free Municipal Bond ETF		N/A	X
Invesco PHLX Semiconductor ETF	X		X
Invesco Preferred ETF		N/A	X
Invesco RAFI Developed Markets ex-U.S. ETF			X
Invesco RAFI Developed Markets ex-U.S. Small-Mid ETF			X
Invesco RAFI Emerging Markets ETF			X

48

Approval of Investment Advisory and Sub-Advisory Contracts—(continued)
Invesco Fund	Equal to/Lower than ETF Peer Median*	Equal to/Lower than Open-End Index Fund Peer Median*	Lower than Open-End Active Fund Peer Median
Invesco Russell 1000 Equal Weight ETF	X		X
Invesco S&P 500 Enhanced Value ETF	X		X
Invesco S&P 500® ex-Rate Sensitive Low Volatility ETF	X		X
Invesco S&P 500® High Beta ETF	X		X
Invesco S&P 500® High Dividend Growers ETF			X
Invesco S&P 500® High Dividend Low Volatility ETF	X	X	X
Invesco S&P 500® Low Volatility ETF	X		X
Invesco S&P 500 Minimum Variance ETF	X	X	X
Invesco S&P 500® Momentum ETF	X		X
Invesco S&P 500 QVM Multi-factor ETF	X	X	X
Invesco S&P 500 Revenue ETF			X
Invesco S&P Emerging Markets Low Volatility ETF	X		X
Invesco S&P Emerging Markets Momentum ETF	X		X
Invesco S&P International Developed Low Volatility ETF	X	X	X
Invesco S&P International Developed Momentum ETF	X		X
Invesco S&P International Developed Quality ETF	X		X
Invesco S&P MidCap 400 QVM Multi-factor ETF	X	X	X
Invesco S&P MidCap 400 Revenue ETF			X
Invesco S&P MidCap Low Volatility ETF			X
Invesco S&P SmallCap 600 GARP ETF			X
Invesco S&P SmallCap 600 QVM Multi-factor ETF	X	X	X
Invesco S&P SmallCap 600 Revenue ETF		X	X
Invesco S&P SmallCap Consumer Discretionary ETF	X		X
Invesco S&P SmallCap Consumer Staples ETF	X		X
Invesco S&P SmallCap Energy ETF	X		X
Invesco S&P SmallCap Financials ETF	X		X
Invesco S&P SmallCap Health Care ETF	X		X
Invesco S&P SmallCap High Dividend Low Volatility ETF	X	X	X
Invesco S&P SmallCap Industrials ETF	X		X
Invesco S&P SmallCap Information Technology ETF	X		X
Invesco S&P SmallCap Low Volatility ETF			X
Invesco S&P SmallCap Materials ETF	X		X
Invesco S&P SmallCap Quality ETF			X
Invesco S&P SmallCap Utilities & Communication Services ETF	X	X	X
Invesco S&P Ultra Dividend Revenue ETF		X	X
Invesco Senior Loan ETF	N/A	N/A	X
Invesco Short Term Treasury ETF	X		X
Invesco Taxable Municipal Bond ETF		X	X
Invesco Variable Rate Preferred ETF		X	X

*	The information provided by the Adviser indicated that certain Funds did not have any ETF or open-end index fund peers. Those Funds have been designated in this column with an “N/A” for not available.
In response to questions from the Independent Trustees, the Adviser provided supplemental information regarding each of Invesco Dorsey Wright Emerging Markets Momentum ETF’s, Invesco Global Clean Energy ETF’s, Invesco International Corporate Bond ETF’s, Invesco RAFI Developed Markets ex-U.S. ETF’s, Invesco California AMT-Free Municipal Bond ETF’s, Invesco National AMT-Free Municipal Bond ETF’s, Invesco New York AMT-Free Municipal Bond ETF’s, Invesco Taxable Municipal Bond ETF’s and Invesco Floating Rate Municipal Income ETF’s advisory fees and total expenses and the Lipper peer data.  The Adviser explained

49

Approval of Investment Advisory and Sub-Advisory Contracts—(continued)
its view that the advisory fees and total expenses for these Funds are competitive and generally in line with other comparable funds in the marketplace, particularly in light of the level and nature of services provided and the investment management style of the Adviser.  The Trustees also considered the Adviser’s statements regarding its pricing philosophy and the differing pricing philosophy of certain of the peers.
The Trustees noted information, including fee information, provided by the Adviser regarding other investment products to which it provides investment advisory services, including products that have investment strategies comparable to certain of the Funds.  The Trustees considered the Adviser’s explanation of the differences between the services provided to the Funds and to the other investment products it advises, noting the Adviser’s statement that the management and oversight of the Funds requires substantially more labor and expense.
Based on all of the information provided, the Board concluded that each Fund’s unitary advisory fee was reasonable and appropriate in light of the services provided, the nature of the index, the distinguishing factors of the Fund, and the administrative, operational and management oversight costs for the Adviser.
In conjunction with their review of the unitary advisory fees, the Trustees considered information provided by the Adviser on the revenues received by the Adviser under the Investment Advisory Agreement for the Funds.  The Trustees reviewed information provided by the Adviser regarding its overall profitability, as well as the estimated profitability to the Adviser from its relationship to each Fund.  The Trustees did not consider the revenues received by the Adviser under the Investment Advisory Agreement or the estimated profitability of the Adviser in managing Invesco S&P SmallCap 600 GARP ETF or Invesco MSCI Global Climate 500 ETF because those Funds had not completed a full year of operations as of December 31, 2024. With respect to the Adviser’s profitability information, the Trustees considered that there is no recognized standard or uniform methodology for determining profitability for this purpose.  Furthermore, the Trustees noted that there are limitations inherent in allocating costs and calculating profitability for an organization such as the Adviser’s.  Based on the information provided, the Board concluded that the overall and estimated profitability to the Adviser was not unreasonable.
Economies of Scale and Whether Fee Levels Reflect These Economies of Scale. The Trustees reviewed the information provided by the Adviser as to the extent to which economies of scale may be realized as each Fund grows and whether fee levels reflect economies of scale for the benefit of the Fund’s shareholders.  The Trustees reviewed each Fund’s asset size and unitary advisory fee.  The Trustees noted that any reduction in fixed costs associated with the management of the Funds would be enjoyed by the Adviser, but a unitary advisory fee provides a level of certainty in expenses for the Funds.  The Trustees also noted that the Adviser has reduced advisory fees for the Invesco ETFs numerous times since 2011, including through permanent advisory fee reductions and various advisory fee waivers.  The Board considered whether the unitary advisory fee rate for each Fund was reasonable in relation to the asset size of that Fund and concluded that the unitary advisory fee rates were reasonable and appropriate.
Fall-out Benefits. The Trustees considered that the Adviser identified no additional benefits it receives from its relationship with the Funds, and noted that the Adviser is not a party to any soft-dollar, commission recapture or directed brokerage arrangements with respect to the Funds.  The Trustees also considered benefits received by affiliates of the Adviser that may be directly or indirectly attributed to the Adviser’s relationship with the Funds, including brokerage fees, advisory fees from affiliated money market cash management vehicles and fees as the Funds’ securities lending agent.  The Trustees also considered that Invesco Distributors, Inc., an affiliate of the Adviser, serves as each Fund’s distributor and is paid a distribution fee by the Adviser.  The Board concluded that each Fund’s unitary advisory fee was reasonable, taking into account any ancillary benefits received by affiliates of the Adviser.
Based on all of the information considered and the conclusions reached, the Board, including the Independent Trustees, determined to approve the continuation of the Investment Advisory Agreement for each Fund.  No single factor was determinative in the Board’s analysis.
Investment Sub-Advisory Agreement
As noted above, the Board of Trustees of the Trust, including the Independent Trustees, approved the continuation of the Sub-Advisory Agreement for each of Invesco Senior Loan ETF and Invesco Short Term Treasury ETF at a meeting held on April 24, 2025.  The review process followed by the Board is described in detail above.  In connection with the review of the Sub-Advisory Agreement, the Board considered the factors described below, among others.

50

Approval of Investment Advisory and Sub-Advisory Contracts—(continued)
Nature, Extent and Quality of Services. The Trustees considered the nature, extent and quality of services provided to Invesco Senior Loan ETF and Invesco Short Term Treasury ETF under the Sub-Advisory Agreement.  The Trustees reviewed the qualifications and background of each Sub-Adviser, the services provided by each Sub-Adviser, the investment approach of the Sub-Adviser whose investment personnel manage Invesco Senior Loan ETF’s and Invesco Short Term Treasury ETF’s assets, and the experience and skills of the investment personnel responsible for the day-to-day management of the Funds.
Based on its review, the Board concluded that the nature, extent and quality of services provided by the Sub-Advisers to Invesco Senior Loan ETF and Invesco Short Term Treasury ETF under the Sub-Advisory Agreement were appropriate and reasonable.
Fees, Expenses and Profitability. The Trustees reviewed and discussed the information provided by the Adviser and the Sub-Advisers on the sub-advisory fee rate under the Sub-Advisory Agreement.  The Trustees noted that the sub-advisory fee charged by the Sub-Advisers under the Sub-Advisory Agreement is consistent with the compensation structure used throughout Invesco when Invesco’s affiliates provide sub-advisory services for funds managed by other Invesco affiliates.  The Trustees considered how the sub-advisory fees relate to the overall advisory fee for each of Invesco Senior Loan ETF and Invesco Short Term Treasury ETF and noted that the Adviser compensates each Sub-Adviser from its fee.
The Trustees also reviewed the financial statements provided by Invesco Senior Secured Management, Inc., in connection with the March 13 and April 24, 2025 Board meetings, and Invesco Advisers, Inc., in connection with the April 24, 2025 meeting, and they noted the net income generated by each firm.  The Trustees noted that the Adviser compensates each Sub-Adviser from its fee and that the Adviser provided profitability information with respect to Invesco Senior Loan ETF and Invesco Short Term Treasury ETF.
Economies of Scale and Whether Fee Levels Reflect These Economies of Scale.  As part of their review of the Investment Advisory Agreement for Invesco Senior Loan ETF and Invesco Short Term Treasury ETF, the Trustees considered the extent to which economies of scale may be realized as each Fund grows and whether fee levels reflect economies of scale for the benefit of the Fund’s shareholders.  The Board considered whether the sub-advisory fee rate for Invesco Senior Loan ETF and Invesco Short Term Treasury ETF was reasonable in relation to the asset size of the Funds and concluded that the flat sub-advisory fee rate was reasonable and appropriate.
Fall-out Benefits. The Trustees noted that Invesco Advisers, Inc. receives management fees from affiliated money market funds into which the Funds’ and other Invesco ETFs’ excess cash and securities lending collateral may be invested, and that the Adviser waives its fees with respect to each Fund in an amount equal to the fees received by Invesco Advisers, Inc. on the Fund’s excess cash invested in the affiliated money market funds.  The Trustees also noted the fees received by Invesco Advisers, Inc. in its capacity as securities lending agent for the Invesco ETFs.  The Trustees noted that the Sub-Advisers had not identified any further benefits that they received from their relationships with Invesco Senior Loan ETF and Invesco Short Term Treasury ETF, and that the Sub-Advisers generally do not use or generate soft-dollars with respect to the Funds.  The Board concluded that the sub-advisory fee with respect to each Fund was reasonable, taking into account any ancillary benefits received by the Sub-Advisers.
Based on all of the information considered and the conclusions reached, the Board, including the Independent Trustees, determined to approve the continuation of the Sub-Advisory Agreement for Invesco Senior Loan ETF and Invesco Short Term Treasury ETF.  No single factor was determinative in the Board’s analysis.

51

Other Information Required in Form N-CSR (Items 8-11)
Changes in and Disagreements with Accountants for Open-End Management Investment Companies
Not applicable.
Proxy Disclosures for Open-End Management Investment Companies
Not applicable.
Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies
Remuneration paid to the Funds’ trustees or officers and others, if any, is disclosed within the financial statements.
Statement Regarding Basis for Approval of Investment Advisory Contracts
The statement regarding basis for approval of investment advisory contracts can be found in the Approval of Investment Advisory and Sub-Advisory Contracts section of this report.

52

©2025 Invesco Capital Management LLC
3500 Lacey Road, Suite 700
Downers Grove, IL 60515
P-FI-NCSRS
invesco.com/ETFs

Invesco Semi-Annual Financial Statements and Other Information
April 30, 2025
EELV	Invesco S&P Emerging Markets Low Volatility ETF
EEMO	Invesco S&P Emerging Markets Momentum ETF
IDLV	Invesco S&P International Developed Low Volatility ETF
IDMO	Invesco S&P International Developed Momentum ETF

2

Invesco S&P Emerging Markets Low Volatility ETF (EELV)
April 30, 2025
(Unaudited)
Schedule of Investments

	Shares	Value
Common Stocks & Other Equity Interests-99.44%
Brazil-10.99%
Ambev S.A.	707,186	$1,819,992
Banco Bradesco S.A., Preference Shares	771,000	1,869,825
Banco do Brasil S.A.	410,900	2,099,717
Banco Santander Brasil S.A., Series CPO	354,000	1,845,847
BB Seguridade Participacoes S.A.	306,400	2,314,750
Caixa Seguridade Participacoes S.A.	565,301	1,633,576
CCR S.A.	708,700	1,683,685
Centrais Eletricas Brasileiras S.A.	226,600	1,759,118
Cia de Saneamento Basico do Estado de Sao Paulo SABESP	89,800	1,806,501
Cia Energetica de Minas Gerais, Preference Shares	739,500	1,430,304
Cia Paranaense de Energia - Copel, Class B, Preference Shares	950,500	1,935,787
CPFL Energia S.A.	286,000	1,929,265
ENGIE Brasil Energia S.A.	305,500	2,243,197
Equatorial Energia S.A.	270,600	1,759,421
Itau Unibanco Holding S.A., Preference Shares	357,375	2,245,982
Itausa S.A., Preference Shares	1,155,157	2,183,237
Klabin S.A.	554,957	1,816,398
Neoenergia S.A.	480,200	1,942,378
Porto Seguro S.A.	255,200	1,982,946
Rumo S.A.	449,200	1,539,280
Telefonica Brasil S.A.	339,280	1,665,417
Vale S.A.	158,700	1,481,768
		40,988,391
Chile-5.40%
Banco de Chile	15,712,646	2,283,600
Banco de Credito e Inversiones S.A.	51,945	2,036,718
Banco Santander Chile	37,498,105	2,244,609
Cencosud S.A.	616,311	2,087,857
Empresas CMPC S.A.	903,036	1,402,127
Empresas COPEC S.A.	196,884	1,338,073
Enel Americas S.A.	22,112,008	2,149,679
Enel Chile S.A.	22,662,715	1,587,606
Falabella S.A.	370,027	1,663,479
LATAM Airlines Group S.A.	98,667,961	1,542,315
Plaza S.A.	766,004	1,782,038
		20,118,101
China-2.75%
Bank of China Ltd., H Shares	2,584,309	1,443,178
Bank of Communications Co. Ltd., H Shares	1,579,000	1,380,932
China CITIC Bank Corp. Ltd., H Shares	1,811,000	1,432,534
China Construction Bank Corp., H Shares	1,658,278	1,362,314
China Zheshang Bank Co. Ltd., H Shares	5,310,000	1,795,493
Industrial & Commercial Bank of China Ltd., H Shares	1,952,089	1,337,359
Jiangsu Expressway Co. Ltd., H Shares	1,202,000	1,495,921
		10,247,731
Colombia-0.42%
Bancolombia S.A., Preference Shares	151,774	1,559,430
	Shares	Value
Czech Republic-1.10%
CEZ A.S.(a)	41,512	$2,115,405
Komercni banka A.S.	41,040	2,002,449
		4,117,854
Greece-2.80%
Danaos Corp.	17,929	1,454,400
GEK TERNA Holdings S.A.(b)	89,619	1,866,459
Hellenic Telecommunications Organization S.A.	95,459	1,817,764
Metlen Energy & Metals S.A.	35,517	1,686,712
OPAP S.A.	97,876	2,182,216
Public Power Corp. S.A.	95,449	1,435,688
		10,443,239
Hungary-1.13%
MOL Hungarian Oil & Gas PLC	271,193	2,304,288
OTP Bank Nyrt.	25,882	1,918,435
		4,222,723
India-2.32%
Dr. Reddy’s Laboratories Ltd., ADR(a)	129,606	1,804,116
HDFC Bank Ltd., ADR(a)	23,488	1,707,343
ICICI Bank Ltd., ADR(a)	55,945	1,877,514
Infosys Ltd., ADR(a)	84,828	1,492,973
Reliance Industries Ltd., GDR(c)	27,146	1,768,998
		8,650,944
Indonesia-0.79%
PT Bank Central Asia Tbk	2,604,415	1,384,743
PT Indofood Sukses Makmur Tbk	3,245,355	1,565,470
		2,950,213
Kuwait-4.52%
Al Ahli Bank of Kuwait K.S.C.P.	1,556,167	1,542,347
Boubyan Bank K.S.C.P.	1,242,918	2,755,311
Burgan Bank SAK	2,303,423	1,694,985
Gulf Bank K.S.C.P.	1,662,839	1,825,628
Kuwait Finance House K.S.C.P.	1,638,261	3,869,900
Mobile Telecommunications Co. K.S.C.P.	1,745,680	2,697,412
National Bank of Kuwait S.A.K.P.	795,298	2,474,114
		16,859,697
Malaysia-8.41%
AMMB Holdings Bhd.	1,392,500	1,666,008
CIMB Group Holdings Bhd.	1,231,800	2,034,816
Genting Bhd.	2,006,800	1,489,835
Hong Leong Bank Bhd.	661,800	3,067,519
IHH Healthcare Bhd.	1,662,547	2,664,619
KPJ Healthcare Bhd.	2,494,100	1,662,635
Malayan Banking Bhd.	1,360,992	3,153,838
MISC Bhd.	1,261,900	2,194,281
Public Bank Bhd.	2,082,000	2,158,313
RHB Bank Bhd.	1,731,600	2,670,928
SD Guthrie Bhd.	1,336,100	1,469,365
Sime Darby Bhd.	3,044,600	1,467,276
Telekom Malaysia Bhd.	1,094,700	1,725,231
Tenaga Nasional Bhd.	626,772	2,015,787
United Plantations Bhd.	364,000	1,932,407
		31,372,858
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

3

Invesco S&P Emerging Markets Low Volatility ETF (EELV)—(continued)
April 30, 2025
(Unaudited)
	Shares	Value
Mexico-3.47%
America Movil S.A.B. de C.V., Class B	2,243,130	$1,938,890
Arca Continental S.A.B. de C.V.	138,341	1,458,464
Coca-Cola FEMSA S.A.B. de C.V., Series CPO	166,295	1,569,162
El Puerto de Liverpool S.A.B. de C.V., Class C-1	309,697	1,424,211
Fomento Economico Mexicano S.A.B. de C.V., Series CPO(d)	161,041	1,697,779
Gruma S.A.B. de C.V., Class B	76,500	1,464,579
Grupo Comercial Chedraui S.A. de C.V.(a)	262,383	1,700,027
Kimberly-Clark de Mexico S.A.B. de C.V., Class A	951,323	1,680,063
		12,933,175
Peru-0.46%
Credicorp Ltd.	8,438	1,706,079
Qatar-5.07%
AlRayan Bank	3,498,705	2,148,352
Commercial Bank P.S.Q.C. (The)	1,602,708	1,894,848
Dukhan Bank	2,322,669	2,232,410
Industries Qatar Q.S.C.	659,418	2,274,446
Mesaieed Petrochemical Holding Co. Q.P.S.C.	5,257,201	2,035,457
Ooredoo Q.P.S.C.	550,553	1,961,439
Qatar Gas Transport Co. Ltd.	1,346,775	1,693,242
Qatar Islamic Bank Q.P.S.C.	395,052	2,291,343
Qatar National Bank Q.P.S.C.	513,917	2,357,086
		18,888,623
Romania-0.65%
NEPI Rockcastle N.V.(b)	317,964	2,438,238
Russia-0.00%
X5 Retail Group N.V., GDR(b)(c)(e)	51,546	0
Saudi Arabia-13.18%
Abdullah Al Othaim Markets Co.	702,426	1,689,685
Al Rajhi Bank	68,444	1,778,060
Alinma Bank	237,552	1,839,929
Almarai Co. JSC	113,330	1,596,392
Arab National Bank	292,433	1,677,399
Arabian Drilling Co.	56,759	1,308,111
Bank AlBilad	193,474	1,495,157
Bank Al-Jazira(b)	421,395	1,518,975
Banque Saudi Fransi	392,736	1,923,780
Dr. Sulaiman Al Habib Medical Services Group Co., Class H	21,772	1,661,979
Etihad Etisalat Co.	87,813	1,471,098
Jarir Marketing Co.	753,070	2,536,078
Nahdi Medical Co.	75,628	2,290,873
Power and Water Utility Co. for Jubail and Yanbu	121,209	1,414,641
Riyad Bank	196,017	1,609,177
SABIC Agri-Nutrients Co.	53,989	1,422,230
Sahara International Petrochemical Co.	279,780	1,418,239
Saudi Arabian Oil Co.(c)	482,209	3,260,257
Saudi Aramco Base Oil Co.	61,160	1,620,174
Saudi Awwal Bank	166,900	1,561,772
Saudi Basic Industries Corp.	104,989	1,707,215
Saudi Electricity Co.	464,682	1,855,684
Saudi Industrial Investment Group	367,864	1,483,753
Saudi Investment Bank (The)	531,839	2,136,768
Saudi Kayan Petrochemical Co.(b)	946,034	1,455,555
	Shares	Value
Saudi Arabia-(continued)
Saudi National Bank (The)	164,972	$1,571,878
Saudi Telecom Co.	169,611	2,153,371
Yanbu National Petrochemical Co., Class A	197,587	1,684,609
		49,142,839
South Africa-5.63%
Bid Corp. Ltd.	74,569	1,873,418
Bidvest Group Ltd. (The)	107,069	1,356,989
Capitec Bank Holdings Ltd.	9,135	1,695,058
Clicks Group Ltd.	91,705	1,952,838
FirstRand Ltd.	378,999	1,483,512
Growthpoint Properties Ltd.(a)	2,338,364	1,648,001
Investec Ltd.	259,699	1,620,368
Nedbank Group Ltd.	102,328	1,397,259
OUTsurance Group Ltd.	435,498	1,790,719
Pepkor Holdings Ltd.(c)	1,074,386	1,554,879
Sanlam Ltd.	327,237	1,489,525
Shoprite Holdings Ltd.	100,724	1,549,341
Standard Bank Group Ltd.	126,926	1,584,646
		20,996,553
South Korea-1.89%
Industrial Bank of Korea	151,580	1,635,914
Kangwon Land, Inc.	136,483	1,557,973
Korean Air Lines Co. Ltd.	92,155	1,358,628
LG Uplus Corp.	296,359	2,502,332
		7,054,847
Taiwan-15.07%
Asia Cement Corp.	1,372,872	1,933,753
Cathay Financial Holding Co. Ltd.	693,198	1,277,225
Chang Hwa Commercial Bank Ltd.	5,678,776	3,238,162
China Steel Corp.	2,128,689	1,376,609
Chunghwa Telecom Co. Ltd.	854,137	3,453,194
CTBC Financial Holding Co. Ltd.	1,151,000	1,418,308
E.Sun Financial Holding Co. Ltd.	2,223,600	1,972,282
Far EasTone Telecommunications Co. Ltd.	669,810	1,796,135
First Financial Holding Co. Ltd.	2,930,386	2,333,489
Fubon Financial Holding Co. Ltd.	559,304	1,482,397
Hotai Motor Co. Ltd.	90,000	1,751,811
Hua Nan Financial Holdings Co. Ltd.	2,089,146	1,768,917
KGI Financial Holding Co. Ltd.	2,425,000	1,257,789
Mega Financial Holding Co. Ltd.	1,868,012	2,212,250
Poya International Co. Ltd.	119,000	1,781,699
President Chain Store Corp.	304,000	2,485,980
Shanghai Commercial & Savings Bank Ltd. (The)	1,264,902	1,865,312
SinoPac Financial Holdings Co. Ltd.	2,395,581	1,600,782
Synnex Technology International Corp.	692,021	1,535,275
Taishin Financial Holding Co. Ltd.	3,667,277	1,916,409
Taiwan Business Bank	3,786,453	1,676,975
Taiwan Cooperative Financial Holding Co. Ltd.	3,819,595	2,917,289
Taiwan Fertilizer Co. Ltd.	1,267,677	2,033,384
Taiwan High Speed Rail Corp.	3,476,000	2,950,995
Taiwan Mobile Co. Ltd.	502,800	1,785,196
TCC Group Holdings Co. Ltd.	2,064,900	1,918,928
Uni-President Enterprises Corp.	717,181	1,723,503
United Microelectronics Corp.	1,016,000	1,425,704
Yuanta Financial Holding Co. Ltd.	1,342,694	1,315,518
		56,205,270
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

4

Invesco S&P Emerging Markets Low Volatility ETF (EELV)—(continued)
April 30, 2025
(Unaudited)
	Shares	Value
Thailand-7.43%
Advanced Info Service PCL, NVDR	189,356	$1,670,249
Airports of Thailand PCL, NVDR	1,231,955	1,406,874
Bangkok Bank PCL, NVDR	426,065	1,784,493
Bangkok Dusit Medical Services PCL, NVDR	2,291,124	1,643,048
Bangkok Expressway & Metro PCL, NVDR	9,650,671	1,706,314
Kasikornbank PCL, NVDR	444,751	2,123,903
Krung Thai Bank PCL, NVDR	2,442,796	1,594,065
Krungthai Card PCL, NVDR	1,279,270	1,784,174
PTT Exploration & Production PCL, NVDR	480,310	1,429,441
PTT PCL, NVDR	2,471,411	2,291,939
SCB X PCL, NVDR	534,940	1,906,142
Thai Beverage PCL	4,279,299	1,640,541
Thai Union Group PCL, NVDR	4,404,148	1,422,821
Tisco Financial Group PCL, NVDR	1,215,576	3,573,064
TMBThanachart Bank PCL, NVDR	31,254,150	1,712,063
		27,689,131
United Arab Emirates-5.96%
Abu Dhabi Commercial Bank PJSC	505,747	1,602,637
Abu Dhabi Islamic Bank PJSC	358,653	1,785,651
Abu Dhabi National Oil Co. for Distribution PJSC	2,098,519	1,925,740
ADNOC Drilling Co. PJSC, Class C	1,038,989	1,386,199
ADNOC Gas PLC	2,398,691	2,070,557
ADNOC Logistics & Services	1,120,478	1,479,766
Borouge PLC	4,237,607	2,979,121
Dubai Electricity and Water Authority PJSC	2,923,168	2,133,019
Dubai Islamic Bank PJSC	903,122	1,860,695
Emirates NBD Bank PJSC	253,713	1,419,900
Emirates Telecommunications Group Co. PJSC	375,341	1,778,649
First Abu Dhabi Bank PJSC	439,555	1,798,488
		22,220,422
Total Common Stocks & Other Equity Interests (Cost $339,343,956)		370,806,358
	Shares	Value
Money Market Funds-0.11%
Invesco Government & Agency Portfolio, Institutional Class, 4.26%(f)(g) (Cost $405,679)	405,679	$405,679
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-99.55% (Cost $339,749,635)		371,212,037
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-3.52%
Invesco Private Government Fund, 4.32%(f)(g)(h)	3,764,731	3,764,731
Invesco Private Prime Fund, 4.46%(f)(g)(h)	9,354,835	9,356,706
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $13,122,070)		13,121,437
TOTAL INVESTMENTS IN SECURITIES-103.07% (Cost $352,871,705)		384,333,474
OTHER ASSETS LESS LIABILITIES-(3.07)%		(11,451,319)
NET ASSETS-100.00%		$372,882,155

Investment Abbreviations:
ADR-American Depositary Receipt
CPO-Certificates of Ordinary Participation
GDR-Global Depositary Receipt
NVDR-Non-Voting Depositary Receipt

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

5

Invesco S&P Emerging Markets Low Volatility ETF (EELV)—(continued)
April 30, 2025
(Unaudited)
Notes to Schedule of Investments:
(a)	All or a portion of this security was out on loan at April 30, 2025.
(b)	Non-income producing security.
(c)
Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at
April 30, 2025 was $6,584,134, which represented 1.77% of the Fund’s Net Assets.

(d)	Each CPO for Fomento Economico Mexicano, S.A.B. de C.V. represents one Series B share and four Series D shares.
(e)	Security valued using significant unobservable inputs (Level 3). See Note 4.
(f)
Affiliated holding. Affiliated holdings are investments in entities which are under common ownership or control of Invesco Ltd. or are investments in entities in which the Fund owns 5% or more of the outstanding voting securities. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the six months ended April 30, 2025.

	Value October 31, 2024	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Value April 30, 2025	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$30,856	$16,360,825	$(15,986,002)	$-	$-	$405,679	$3,873
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	4,053,634	14,349,245	(14,638,148)	-	-	3,764,731	80,133 *
Invesco Private Prime Fund	5,364,341	24,726,301	(20,732,756)	(537)	(643)	9,356,706	210,618 *
Total	$9,448,831	$55,436,371	$(51,356,906)	$(537)	$(643)	$13,527,116	$294,624

*
Represents the income earned on the investment of cash collateral, which is included in securities lending income on the Statements of Operations. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(g)	The rate shown is the 7-day SEC standardized yield as of April 30, 2025.
(h)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned. See Note 2K.

Open Futures Contracts
Long Futures Contracts	Number of Contracts	Expiration Month	Notional Value	Value	Unrealized Appreciation (Depreciation)
Equity Risk
MSCI Emerging Markets Index	25	June-2025	$1,387,500	$(9,794)	$(9,794)
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

6

Invesco S&P Emerging Markets Momentum ETF (EEMO)
April 30, 2025
(Unaudited)
Schedule of Investments

	Shares	Value
Common Stocks & Other Equity Interests-99.65%
Argentina-0.12%
Vista Energy, S.A.B. de C.V., ADR(a)	317	$14,319
Brazil-2.78%
BB Seguridade Participacoes S.A.	2,463	18,607
BRF S.A.	2,177	8,729
Cia Energetica de Minas Gerais, Preference Shares	7,710	14,912
Embraer S.A.(a)	5,524	63,345
NU Holdings Ltd., Class A(a)(b)	11,869	147,532
Porto Seguro S.A.	1,135	8,819
WEG S.A.	9,317	73,464
		335,408
Chile-0.73%
Banco de Chile	177,243	25,760
Cencosud S.A.	7,188	24,350
Falabella S.A.	5,244	23,575
LATAM Airlines Group S.A.	685,655	10,718
Plaza S.A.	1,636	3,806
		88,209
China-41.71%
AAC Technologies Holdings, Inc.	4,212	20,165
Agricultural Bank of China Ltd., H Shares	161,953	98,838
Atour Lifestyle Holdings Ltd., ADR	166	4,057
Bank of China Ltd., H Shares	458,919	256,278
Bank of Communications Co. Ltd., H Shares	104,298	91,215
Bilibili, Inc., Z Shares(a)	1,039	18,241
Brilliance China Automotive Holdings Ltd.	15,772	5,583
BYD Co. Ltd., H Shares	4,370	207,583
China CITIC Bank Corp. Ltd., H Shares	53,004	41,927
China Communications Services Corp. Ltd., H Shares	9,829	5,120
China Construction Bank Corp., H Shares	515,177	423,230
China Everbright Bank Co. Ltd., H Shares	12,931	5,616
China Feihe Ltd.(c)	15,155	11,454
China Galaxy Securities Co. Ltd., H Shares	13,456	12,225
China Hongqiao Group Ltd.(b)	15,798	28,361
China Life Insurance Co. Ltd., H Shares	28,824	52,685
China Merchants Bank Co. Ltd., H Shares	12,998	70,908
China Merchants Port Holdings Co. Ltd.	5,119	8,312
China Merchants Securities Co. Ltd., H Shares(c)	3,441	5,219
China Minsheng Banking Corp. Ltd., H Shares	37,036	17,381
China Pacific Insurance (Group) Co. Ltd., H Shares	9,805	26,680
China State Construction International Holdings Ltd.	7,095	10,459
China Taiping Insurance Holdings Co. Ltd.	6,256	8,664
China Tower Corp. Ltd., H Shares(c)	16,755	24,272
Chongqing Rural Commercial Bank Co. Ltd., H Shares	13,333	10,237
Full Truck Alliance Co. Ltd., ADR(b)	3,427	38,931
Fuyao Glass Industry Group Co. Ltd., H Shares(c)	2,431	17,194
GDS Holdings Ltd., A Shares(a)	7,643	24,247
Geely Automobile Holdings Ltd.	27,775	58,315
Giant Biogene Holding Co. Ltd.(c)	2,087	21,565
Goldwind Science & Technology Co. Ltd., H Shares	3,476	2,395
	Shares	Value
China-(continued)
Great Wall Motor Co. Ltd.	8,858	$12,659
Guotai Haitong Securities Co. Ltd., H Shares(b)(c)	8,246	11,754
Industrial & Commercial Bank of China Ltd., H Shares	398,632	273,099
JD Logistics, Inc.(a)(c)	8,850	13,882
JD.com, Inc., A Shares	12,421	202,255
Kingboard Laminates Holdings Ltd.	3,051	3,186
Kingsoft Corp. Ltd.	5,018	25,005
Meituan, B Shares(a)(c)	32,614	540,067
New China Life Insurance Co. Ltd., H Shares	3,456	12,622
People’s Insurance Co. (Group) of China Ltd. (The), H Shares	43,847	25,952
Pop Mart International Group Ltd.(c)	4,902	122,276
Qifu Technology, Inc., ADR(b)	861	35,327
Qingdao Port International Co. Ltd., H Shares(c)	3,935	2,845
Sichuan Kelun-Biotech Biopharmaceutical Co. Ltd.(a)	86	3,679
Sinopec Engineering Group Co. Ltd., H Shares	7,668	5,457
SITC International Holdings Co. Ltd.	5,151	14,265
Smoore International Holdings Ltd.(c)	12,269	21,238
Tencent Holdings Ltd.	17,774	1,088,801
Tingyi Cayman Islands Holding Corp.	8,178	14,774
Trip.com Group Ltd.	2,889	174,056
Uni-President China Holdings Ltd.	6,758	8,109
Xiaomi Corp., B Shares(a)(c)	114,488	733,061
Yangzijiang Shipbuilding Holdings Ltd.	14,814	25,384
Zhaojin Mining Industry Co. Ltd., H Shares(b)	5,562	13,252
Zhuzhou CRRC Times Electric Co. Ltd.	1,744	7,001
ZTE Corp., H Shares	3,519	10,390
		5,027,753
Colombia-0.20%
Bancolombia S.A., Preference Shares	2,344	24,084
Czech Republic-0.44%
CEZ A.S.	664	33,837
Komercni banka A.S.(b)	386	18,834
		52,671
Egypt-0.03%
Talaat Moustafa Group	3,094	3,163
Greece-0.29%
Eurobank Ergasias Services and Holdings S.A.	10,028	28,558
GEK TERNA Holdings S.A.(a)	295	6,144
		34,702
Hong Kong-0.29%
United Laboratories International Holdings Ltd. (The)(b)	4,880	8,746
WH Group Ltd.	28,854	25,805
		34,551
Hungary-0.91%
OTP Bank Nyrt.	1,486	110,146
India-11.57%
360 One Wam Ltd.	978	11,392
Bharat Electronics Ltd.	14,059	52,293
Bharti Airtel Ltd.	12,029	265,339
Blue Star Ltd.	514	10,388
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

7

Invesco S&P Emerging Markets Momentum ETF (EEMO)—(continued)
April 30, 2025
(Unaudited)
	Shares	Value
India-(continued)
Coromandel International Ltd.	747	$19,607
Divi’s Laboratories Ltd.	639	46,125
Dixon Technologies India Ltd.(c)	264	51,466
Eicher Motors Ltd.	540	35,560
Eternal Ltd.(a)	30,002	82,115
Fortis Healthcare Ltd.	2,022	16,397
GE Vernova T&D India Ltd.	978	18,104
Glenmark Pharmaceuticals Ltd.	731	11,954
Hitachi Energy India Ltd.	51	8,749
Indian Hotels Co. Ltd. (The)	3,804	35,395
Indus Towers Ltd.(a)	4,715	22,722
Info Edge India Ltd.	309	25,848
InterGlobe Aviation Ltd.(a)(c)	750	46,733
Jyoti CNC Automation Ltd.(a)(c)	106	1,351
Lloyds Metals and Energy Ltd.	898	12,833
Lupin Ltd.	935	23,251
Mahindra & Mahindra Ltd.	5,402	187,164
MakeMyTrip Ltd.(a)	262	27,463
Mazagon Dock Shipbuilders Ltd.	279	10,147
Muthoot Finance Ltd.	601	15,472
Oberoi Realty Ltd.	354	6,872
Oil India Ltd.	1,619	7,868
Oracle Financial Services Software Ltd.	76	7,853
PB Fintech Ltd.(a)	1,369	26,304
Persistent Systems Ltd.	365	22,971
Siemens Energy India Ltd.(a)(d)	318	9,328
Siemens Ltd.	318	10,906
Solar Industries India Ltd.	90	14,018
Sun Pharmaceutical Industries Ltd.	3,655	79,272
Tech Mahindra Ltd.	2,080	36,996
Torrent Pharmaceuticals Ltd.	329	12,939
Trent Ltd.	959	58,618
United Spirits Ltd.	1,006	18,603
Vedanta Ltd.	8,847	43,930
		1,394,346
Indonesia-0.23%
PT Alamtri Resources (Indonesia) Tbk	52,221	5,982
PT Indofood Sukses Makmur Tbk	15,681	7,564
PT Pantai Indah Kapuk Dua Tbk	9,754	6,698
PT Perusahaan Gas Negara Tbk	43,373	4,401
PT Petrindo Jaya Kreasi Tbk(a)	6,829	2,932
		27,577
Kuwait-1.01%
Kuwait Finance House K.S.C.P.	51,381	121,372
Malaysia-2.43%
AMMB Holdings Bhd.	10,707	12,810
CIMB Group Holdings Bhd.	40,087	66,220
Gamuda Bhd.	28,860	28,435
IHH Healthcare Bhd.	11,724	18,791
KPJ Healthcare Bhd.	11,581	7,720
Malayan Banking Bhd.	33,051	76,589
RHB Bank Bhd.	9,184	14,166
Sime Darby Property Bhd.	16,378	4,704
Sunway Bhd.	11,844	12,485
Tenaga Nasional Bhd.	11,979	38,526
United Plantations Bhd.	2,258	11,987
		292,433
	Shares	Value
Mexico-0.29%
Grupo Aeroportuario del Pacifico S.A.B. de C.V., Class B	1,704	$34,660
Peru-0.43%
Credicorp Ltd.	258	52,165
Philippines-0.15%
International Container Terminal Services, Inc.	2,991	18,294
Poland-0.94%
CCC S.A.(a)	359	20,853
CD Projekt S.A.(b)	484	30,106
Powszechna Kasa Oszczednosci Bank Polski S.A.	3,219	62,170
		113,129
Qatar-0.20%
Industries Qatar Q.S.C.	7,078	24,413
Romania-0.15%
NEPI Rockcastle N.V.(a)	2,348	18,005
Russia-0.00%
Alrosa PJSC(d)	11,439	0
Gazprom PJSC(a)(d)	43,562	0
Severstal PAO(d)	1,045	0
		0
Saudi Arabia-0.80%
ACWA Power Co.	912	78,207
Al Rajhi Co. for Cooperative Insurance(a)	387	13,532
Astra Industrial Group Co.	133	5,302
		97,041
South Africa-1.67%
Capitec Bank Holdings Ltd.	480	89,067
Harmony Gold Mining Co. Ltd.	2,539	39,883
Mr Price Group Ltd.	1,216	15,537
Nedbank Group Ltd.	1,806	24,661
OUTsurance Group Ltd.	4,916	20,214
Pepkor Holdings Ltd.(c)	7,970	11,534
		200,896
South Korea-7.59%
Alteogen, Inc.(a)	334	82,384
Coupang, Inc.(a)	6,036	141,061
Hanmi Semiconductor Co. Ltd.	146	7,814
Hanwha Aerospace Co. Ltd.	186	104,533
Hanwha Ocean Co. Ltd.(a)	669	36,964
HD Hyundai Electric Co. Ltd.	180	39,172
HD Hyundai Heavy Industries Co. Ltd.(a)	166	46,950
HD Hyundai Mipo Co. Ltd.	103	12,100
HD Korea Shipbuilding & Offshore Engineering Co. Ltd.	254	48,589
Hyundai Glovis Co. Ltd.	225	18,041
Hyundai Motor Co., First Pfd.	79	8,326
Hyundai Motor Co., Second Pfd.	135	14,492
Hyundai Rotem Co. Ltd.	364	28,690
Industrial Bank of Korea	992	10,706
KB Financial Group, Inc.	1,546	97,705
Krafton, Inc.(a)	131	34,296
LIG Nex1 Co. Ltd.	54	12,200
LS Electric Co. Ltd.	109	15,743
Meritz Financial Group, Inc.	394	34,420
NH Investment & Securities Co. Ltd.	599	6,476
Rainbow Robotics(a)	37	7,019
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

8

Invesco S&P Emerging Markets Momentum ETF (EEMO)—(continued)
April 30, 2025
(Unaudited)
	Shares	Value
South Korea-(continued)
Samsung Heavy Industries Co. Ltd.(a)	3,252	$33,319
Samyang Foods Co. Ltd.	34	23,206
SK Square Co. Ltd.(a)	320	19,784
SKC Co. Ltd.(a)	71	5,094
Yuhan Corp.	320	25,644
		914,728
Taiwan-18.67%
Caliway Biopharmaceuticals Co. Ltd.(a)	950	19,854
Cathay Financial Holding Co. Ltd.	50,970	93,913
Chroma ATE, Inc.	1,881	17,195
CTBC Financial Holding Co. Ltd.	87,246	107,508
Delta Electronics, Inc.	8,042	84,266
Eva Airways Corp.	13,391	16,084
Fubon Financial Holding Co. Ltd.	51,352	136,105
Hon Hai Precision Industry Co. Ltd.	58,925	262,529
Hua Nan Financial Holdings Co. Ltd.	49,033	41,517
International Games System Co. Ltd.	1,723	44,670
Jentech Precision Industrial Co. Ltd.	354	11,147
KGI Financial Holding Co. Ltd.	77,445	40,169
Lotes Co. Ltd.	413	16,239
MediaTek, Inc.	5,865	249,222
MiTAC Holdings Corp.(a)	3,308	5,509
PharmaEssentia Corp.(a)	1,896	31,172
Radiant Opto-Electronics Corp.	1,905	8,849
SinoPac Financial Holdings Co. Ltd.	40,862	27,305
Taiwan Business Bank	24,253	10,741
Taiwan Semiconductor Manufacturing Co. Ltd.	34,515	977,967
Yuanta Financial Holding Co. Ltd.	49,449	48,448
		2,250,409
Thailand-1.57%
Advanced Info Service PCL, NVDR	4,423	39,014
Delta Electronics Thailand PCL, NVDR	17,308	50,734
Kasikornbank PCL, NVDR	6,547	31,265
Krung Thai Bank PCL, NVDR	20,872	13,620
SCB X PCL, NVDR	3,919	13,965
True Corp. PCL, NVDR(a)	114,028	41,282
		189,880
Turkey-1.11%
Akbank T.A.S.	12,815	16,299
Aksa Akrilik Kimya Sanayii A.S.	5,275	1,314
Aselsan Elektronik Sanayi Ve Ticaret A.S.	6,012	21,199
BIM Birlesik Magazalar A.S.	1,561	18,356
Gubre Fabrikalari T.A.S.(a)	358	2,571
Haci Omer Sabanci Holding A.S.	4,287	8,207
Migros Ticaret A.S.	337	4,206
MLP Saglik Hizmetleri A.S.(a)(c)	382	3,255
Pegasus Hava Tasimaciligi A.S.(a)	841	4,896
TAV Havalimanlari Holding A.S.(a)	1,331	7,930
Turk Telekomunikasyon A.S.(a)	1,728	2,363
Turkcell Iletisim Hizmetleri A.S.	5,670	13,311
	Shares	Value
Turkey-(continued)
Turkiye Garanti Bankasi A.S.	3,894	$10,476
Turkiye Halk Bankasi A.S.(a)	2,394	1,258
Turkiye Is Bankasi A.S., Class C	26,514	7,145
Turkiye Sigorta A.S.	3,832	1,747
Turkiye Vakiflar Bankasi T.A.O.(a)	5,326	2,887
Yapi Ve Kredi Bankasi A.S.(a)	10,162	6,049
		133,469
United Arab Emirates-3.01%
Abu Dhabi Commercial Bank PJSC	15,014	47,577
Abu Dhabi Islamic Bank PJSC	8,329	41,468
ADNOC Drilling Co. PJSC, Class C	13,526	18,046
ADNOC Logistics & Services	5,521	7,291
Aldar Properties PJSC	17,789	40,060
Dubai Islamic Bank PJSC	13,271	27,342
Emaar Development PJSC	5,437	19,814
Emaar Properties PJSC	41,999	150,073
Salik Co. PJSC	8,188	11,282
		362,953
United States-0.33%
JBS S.A.	3,425	26,667
Titan Cement International S.A.	288	13,416
		40,083
Total Common Stocks & Other Equity Interests (Cost $12,158,919)		12,010,859
Money Market Funds-0.12%
Invesco Government & Agency Portfolio, Institutional Class, 4.26%(e)(f) (Cost $14,623)	14,623	14,623
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-99.77% (Cost $12,173,542)		12,025,482
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-2.63%
Invesco Private Government Fund, 4.32%(e)(f)(g)	88,378	88,378
Invesco Private Prime Fund, 4.46%(e)(f)(g)	228,557	228,603
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $316,981)		316,981
TOTAL INVESTMENTS IN SECURITIES-102.40% (Cost $12,490,523)		12,342,463
OTHER ASSETS LESS LIABILITIES-(2.40)%		(289,844)
NET ASSETS-100.00%		$12,052,619

Investment Abbreviations:
ADR-American Depositary Receipt
MLP-Master Limited Partnership
NVDR-Non-Voting Depositary Receipt
Pfd.-Preferred

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

9

Invesco S&P Emerging Markets Momentum ETF (EEMO)—(continued)
April 30, 2025
(Unaudited)
Notes to Schedule of Investments:
(a)	Non-income producing security.
(b)	All or a portion of this security was out on loan at April 30, 2025.
(c)
Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at
April 30, 2025 was $1,639,166, which represented 13.60% of the Fund’s Net Assets.

(d)	Security valued using significant unobservable inputs (Level 3). See Note 4.
(e)
Affiliated holding. Affiliated holdings are investments in entities which are under common ownership or control of Invesco Ltd. or are investments in entities in which the Fund owns 5% or more of the outstanding voting securities. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the six months ended April 30, 2025.

	Value October 31, 2024	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain (Loss)	Value April 30, 2025	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$125,162	$909,018	$(1,019,557)	$-	$-	$14,623	$1,516
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	13,135	604,776	(529,533)	-	-	88,378	848 *
Invesco Private Prime Fund	34,752	1,278,015	(1,084,156)	4	(12)	228,603	2,263 *
Total	$173,049	$2,791,809	$(2,633,246)	$4	$(12)	$331,604	$4,627

*
Represents the income earned on the investment of cash collateral, which is included in securities lending income on the Statements of Operations. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(f)	The rate shown is the 7-day SEC standardized yield as of April 30, 2025.
(g)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned. See Note 2K.
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

10

Invesco S&P International Developed Low Volatility ETF (IDLV)
April 30, 2025
(Unaudited)
Schedule of Investments

	Shares	Value
Common Stocks & Other Equity Interests-99.00%
Australia-9.97%
ANZ Group Holdings Ltd.	67,767	$1,294,442
ASX Ltd.(a)	27,563	1,246,743
Aurizon Holdings Ltd.(a)	679,881	1,329,558
Coles Group Ltd.	135,671	1,840,373
Commonwealth Bank of Australia	12,351	1,315,044
CSL Ltd.	8,745	1,402,152
Dyno Nobel Ltd.	708,661	1,027,569
Lottery Corp. Ltd. (The)	468,995	1,561,231
Macquarie Group Ltd.	9,620	1,187,493
Medibank Pvt. Ltd.	409,214	1,215,969
Orica Ltd.	123,373	1,279,194
QBE Insurance Group Ltd.	87,115	1,202,607
Santos Ltd.	292,935	1,124,918
Scentre Group	547,790	1,267,702
Telstra Group Ltd.	602,197	1,736,100
Transurban Group	178,895	1,610,328
Washington H Soul Pattinson & Co. Ltd.(a)	73,882	1,756,660
Wesfarmers Ltd.	24,976	1,249,837
Westpac Banking Corp.	59,513	1,247,526
Woolworths Group Ltd.	76,558	1,543,455
		27,438,901
Belgium-2.11%
Ackermans & van Haaren N.V.	6,145	1,508,165
Ageas S.A./N.V.	22,669	1,426,609
Groupe Bruxelles Lambert N.V.	21,554	1,784,200
KBC Group N.V.	11,794	1,091,254
		5,810,228
Canada-19.71%
Bank of Montreal	11,771	1,125,629
Bank of Nova Scotia (The)	32,145	1,605,272
Canadian Apartment Properties REIT	39,860	1,214,874
Canadian Imperial Bank of Commerce	23,313	1,467,505
Canadian National Railway Co.	12,911	1,247,917
Canadian Pacific Kansas City Ltd.	14,920	1,081,546
CCL Industries, Inc., Class B	24,091	1,256,436
CGI, Inc., Class A	11,465	1,213,316
Choice Properties REIT(a)	149,503	1,580,210
Element Fleet Management Corp.	59,945	1,310,171
Emera, Inc.(a)	34,470	1,548,442
Empire Co. Ltd., Class A	41,027	1,520,729
Enbridge, Inc.(a)	37,085	1,730,884
FirstService Corp.	7,413	1,298,523
Fortis, Inc.	36,960	1,826,728
George Weston Ltd.	8,410	1,635,362
Great-West Lifeco, Inc.	34,643	1,344,539
Hydro One Ltd.(b)	50,091	1,923,425
IGM Financial, Inc.(a)	41,278	1,309,194
Intact Financial Corp.	7,203	1,596,570
Loblaw Cos. Ltd.	10,761	1,743,511
Manulife Financial Corp.	39,340	1,203,298
Metro, Inc.	23,317	1,793,382
National Bank of Canada	17,218	1,509,270
Pembina Pipeline Corp.	37,848	1,443,994
Power Corp. of Canada	38,250	1,444,932
Quebecor, Inc., Class B	47,378	1,297,210
Rogers Communications, Inc., Class B	42,769	1,112,805
	Shares	Value
Canada-(continued)
Royal Bank of Canada(a)	14,235	$1,705,253
Saputo, Inc.	62,787	1,222,740
Sun Life Financial, Inc.	23,701	1,409,569
TC Energy Corp.	27,717	1,397,588
TELUS Corp.	90,660	1,392,750
Thomson Reuters Corp.	7,433	1,380,430
TMX Group Ltd.	35,361	1,430,261
Toromont Industries Ltd.	17,089	1,443,033
Toronto-Dominion Bank (The)	20,782	1,325,336
WSP Global, Inc.	6,632	1,173,239
		54,265,873
China-0.42%
Wilmar International Ltd.	492,641	1,155,833
Denmark-0.50%
Tryg A/S	57,264	1,370,665
Finland-1.86%
Elisa OYJ(a)	24,498	1,311,419
Kone OYJ, Class B	20,430	1,269,623
Nordea Bank Abp	79,258	1,089,962
Sampo OYJ	145,635	1,464,083
		5,135,087
France-6.36%
Air Liquide S.A.	7,045	1,452,578
AXA S.A.	28,524	1,353,713
Bollore SE	192,620	1,195,538
Bouygues S.A.	31,811	1,403,077
Cie Generale des Etablissements Michelin S.C.A.	30,523	1,119,938
Credit Agricole S.A.	65,513	1,233,031
Danone S.A.	21,771	1,879,767
ENGIE S.A.	71,751	1,488,079
EssilorLuxottica S.A.	3,843	1,111,184
Orange S.A.	109,225	1,590,098
TotalEnergies SE	19,186	1,096,505
Veolia Environnement S.A.	35,853	1,314,007
Vinci S.A.	9,107	1,283,640
		17,521,155
Germany-4.03%
Allianz SE	3,855	1,599,828
Beiersdorf AG	9,123	1,289,839
Deutsche Boerse AG	5,013	1,620,216
Deutsche Telekom AG	39,073	1,408,237
E.ON SE	80,123	1,406,143
Hannover Rueck SE	3,669	1,181,803
Henkel AG & Co. KGaA, Preference Shares	16,426	1,280,140
Symrise AG	11,290	1,306,575
		11,092,781
Hong Kong-1.85%
CLP Holdings Ltd.	163,195	1,391,667
HKT Trust & HKT Ltd.	992,561	1,412,558
Hong Kong & China Gas Co. Ltd. (The)	1,334,550	1,200,934
Power Assets Holdings Ltd.	164,416	1,087,442
		5,092,601
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

11

Invesco S&P International Developed Low Volatility ETF (IDLV)—(continued)
April 30, 2025
(Unaudited)
	Shares	Value
Ireland-0.45%
Kerry Group PLC, Class A	11,680	$1,240,723
Italy-4.15%
Assicurazioni Generali S.p.A.(a)	37,774	1,385,307
Banca Mediolanum S.p.A.(a)	76,654	1,149,912
Enel S.p.A.	172,708	1,502,356
Eni S.p.A.	85,834	1,233,507
Infrastrutture Wireless Italiane S.p.A.(a)(b)	124,610	1,493,235
Poste Italiane S.p.A.(b)	72,782	1,482,357
Snam S.p.A.	266,897	1,537,125
Terna S.p.A.	163,633	1,632,738
		11,416,537
Japan-10.03%
Advance Residence Investment Corp.	1,360	1,404,694
ANA Holdings, Inc.(a)	64,274	1,237,610
Daito Trust Construction Co. Ltd.	11,425	1,275,058
Daiwa House REIT Investment Corp.	956	1,605,091
GLP J-Reit	1,574	1,360,885
Japan Metropolitan Fund Investment Corp.	2,037	1,360,447
Japan Real Estate Investment Corp.	1,913	1,521,801
KDDI Corp.	71,606	1,272,143
KDX Realty Investment Corp.(a)	1,280	1,336,128
Kirin Holdings Co. Ltd.	92,157	1,397,353
McDonald’s Holdings Co. (Japan) Ltd.	32,758	1,388,421
MEIJI Holdings Co. Ltd.	55,853	1,376,522
Nippon Building Fund, Inc.(a)	1,544	1,436,571
Nippon Telegraph & Telephone Corp.	1,337,988	1,401,902
Nomura Real Estate Master Fund, Inc.	1,196	1,193,526
ORIX JREIT, Inc.	1,261	1,591,985
SoftBank Corp.	892,093	1,353,173
Takeda Pharmaceutical Co. Ltd.	41,885	1,269,984
United Urban Investment Corp.	1,530	1,613,867
Yamada Holdings Co. Ltd.	378,535	1,222,842
		27,620,003
Netherlands-2.18%
EXOR N.V.	12,693	1,202,533
Koninklijke Ahold Delhaize N.V.	36,899	1,520,255
Koninklijke KPN N.V.	419,153	1,956,552
Wolters Kluwer N.V.	7,412	1,313,161
		5,992,501
Norway-3.14%
DNB Bank ASA	48,843	1,224,921
Gjensidige Forsikring ASA	49,976	1,173,153
Mowi ASA	65,240	1,200,131
Orkla ASA	112,013	1,253,250
SpareBank 1 Sør-Norge ASA, Class B	76,699	1,227,853
Storebrand ASA	92,945	1,125,802
Telenor ASA	95,735	1,442,577
		8,647,687
Singapore-7.35%
CapitaLand Ascendas REIT	745,164	1,518,855
CapitaLand Integrated Commercial Trust	855,449	1,408,244
City Developments Ltd.	356,472	1,357,699
DBS Group Holdings Ltd.	38,903	1,264,315
Genting Singapore Ltd.	2,052,830	1,164,450
Jardine Cycle & Carriage Ltd.	59,535	1,182,830
Keppel Ltd.	280,809	1,412,256
Mapletree Industrial Trust	889,284	1,376,038
	Shares	Value
Singapore-(continued)
Mapletree Logistics Trust(a)	1,223,355	$1,053,059
Oversea-Chinese Banking Corp. Ltd.	116,902	1,447,195
Singapore Airlines Ltd.	274,275	1,407,987
Singapore Technologies Engineering Ltd.	267,724	1,520,668
Singapore Telecommunications Ltd.	468,136	1,354,824
United Overseas Bank Ltd.	50,261	1,335,283
UOL Group Ltd.	323,516	1,431,570
		20,235,273
Spain-3.02%
ACS Actividades de Construccion y Servicios S.A.	19,754	1,241,945
Aena SME S.A.(a)(b)	5,360	1,351,154
Endesa S.A.	48,292	1,455,327
Iberdrola S.A.	91,727	1,659,151
Repsol S.A.	88,926	1,090,744
Telefonica S.A.(a)	293,741	1,514,214
		8,312,535
Sweden-4.04%
Alfa Laval AB(a)	24,425	1,015,211
Assa Abloy AB, Class B	37,802	1,149,892
Essity AB, Class B	43,896	1,272,142
Holmen AB, Class B(a)	29,448	1,166,832
Industrivarden AB, Class C(a)	34,471	1,213,094
Investor AB, Class B(a)	45,108	1,339,335
L E Lundbergforetagen AB, Class B(a)	26,345	1,393,038
Tele2 AB, Class B	91,664	1,355,302
Telia Co. AB	322,180	1,212,846
		11,117,692
Switzerland-5.47%
Chocoladefabriken Lindt & Spruengli AG, PC(a)	87	1,273,493
EMS-Chemie Holding AG	1,653	1,224,098
Geberit AG	1,701	1,183,480
Givaudan S.A.	262	1,269,520
Nestle S.A.	12,834	1,372,002
Roche Holding AG	3,391	1,113,669
Schindler Holding AG, PC	4,436	1,629,553
Sika AG	4,188	1,051,198
Swiss Life Holding AG(a)	1,543	1,547,373
Swisscom AG(a)	2,615	1,751,540
Zurich Insurance Group AG	2,305	1,642,031
		15,057,957
United Kingdom-9.45%
Aviva PLC	168,253	1,263,457
British American Tobacco PLC	28,202	1,231,198
Bunzl PLC	33,017	1,039,878
Coca-Cola Europacific Partners PLC	16,038	1,455,288
Compass Group PLC	41,810	1,412,790
Haleon PLC	253,814	1,280,034
HSBC Holdings PLC	100,517	1,123,023
Imperial Brands PLC	38,161	1,569,387
Informa PLC	134,471	1,316,595
InterContinental Hotels Group PLC	10,495	1,122,442
Intertek Group PLC	17,621	1,084,628
Legal & General Group PLC	352,746	1,113,326
London Stock Exchange Group PLC	9,756	1,522,541
M&G PLC	437,685	1,217,260
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

12

Invesco S&P International Developed Low Volatility ETF (IDLV)—(continued)
April 30, 2025
(Unaudited)
	Shares	Value
United Kingdom-(continued)
Pearson PLC	82,750	$1,329,571
RELX PLC	29,413	1,608,833
Shell PLC	36,864	1,192,344
SSE PLC	57,524	1,299,860
Tesco PLC	280,625	1,391,941
Unilever PLC	22,651	1,445,433
		26,019,829
United States-2.91%
Alcon AG	12,557	1,225,390
Experian PLC	23,681	1,180,807
Ferrovial SE	26,645	1,304,284
Novartis AG	11,774	1,348,794
Sanofi S.A.	10,976	1,204,819
Waste Connections, Inc.	8,815	1,737,537
		8,001,631
Total Common Stocks & Other Equity Interests (Cost $245,399,509)		272,545,492
Money Market Funds-0.14%
Invesco Government & Agency Portfolio, Institutional Class, 4.26%(c)(d) (Cost $399,588)	399,588	399,588
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-99.14% (Cost $245,799,097)		272,945,080
	Shares	Value
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-8.26%
Invesco Private Government Fund, 4.32%(c)(d)(e)	6,310,533	$6,310,533
Invesco Private Prime Fund, 4.46%(c)(d)(e)	16,427,043	16,430,328
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $22,741,776)		22,740,861
TOTAL INVESTMENTS IN SECURITIES-107.40% (Cost $268,540,873)		295,685,941
OTHER ASSETS LESS LIABILITIES-(7.40)%		(20,380,699)
NET ASSETS-100.00%		$275,305,242

Investment Abbreviations:
PC-Participation Certificate
REIT-Real Estate Investment Trust

Notes to Schedule of Investments:
(a)	All or a portion of this security was out on loan at April 30, 2025.
(b)
Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at
April 30, 2025 was $6,250,171, which represented 2.27% of the Fund’s Net Assets.

(c)
Affiliated holding. Affiliated holdings are investments in entities which are under common ownership or control of Invesco Ltd. or are investments in entities in which the Fund owns 5% or more of the outstanding voting securities. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the six months ended April 30, 2025.

	Value October 31, 2024	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Value April 30, 2025	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$-	$2,144,855	$(1,745,267)	$-	$-	$399,588	$2,715
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

13

Invesco S&P International Developed Low Volatility ETF (IDLV)—(continued)
April 30, 2025
(Unaudited)
	Value October 31, 2024	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Value April 30, 2025	Dividend Income
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	$5,055,427	$34,477,253	$(33,222,147)	$-	$-	$6,310,533	$159,814 *
Invesco Private Prime Fund	13,130,209	62,745,420	(59,443,820)	(49)	(1,432)	16,430,328	431,368 *
Total	$18,185,636	$99,367,528	$(94,411,234)	$(49)	$(1,432)	$23,140,449	$593,897

*
Represents the income earned on the investment of cash collateral, which is included in securities lending income on the Statements of Operations. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(d)	The rate shown is the 7-day SEC standardized yield as of April 30, 2025.
(e)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned. See Note 2K.
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

14

Invesco S&P International Developed Momentum ETF (IDMO)
April 30, 2025
(Unaudited)
Schedule of Investments

	Shares	Value
Common Stocks & Other Equity Interests-99.80%
Australia-8.56%
Aristocrat Leisure Ltd.	76,749	$3,274,295
Brambles Ltd.	111,139	1,458,955
Coles Group Ltd.	114,287	1,550,299
Commonwealth Bank of Australia	159,703	17,004,006
Computershare Ltd.	48,374	1,262,700
Evolution Mining Ltd.	193,995	971,826
Goodman Group	150,080	2,869,968
Insurance Australia Group Ltd.	283,755	1,488,786
JB Hi-Fi Ltd.	14,476	958,244
Macquarie Group Ltd.	27,367	3,378,184
National Australia Bank Ltd.	227,168	5,239,737
Pro Medicus Ltd.	8,959	1,312,226
Qantas Airways Ltd.	84,096	474,953
QBE Insurance Group Ltd.	129,131	1,782,631
SGH Ltd.	13,311	434,856
Suncorp Group Ltd.	126,095	1,637,959
Technology One Ltd.	47,653	918,801
Wesfarmers Ltd.	90,566	4,532,059
Westpac Banking Corp.	376,485	7,891,971
		58,442,456
Austria-0.59%
BAWAG Group AG(a)(b)	12,898	1,418,591
Erste Group Bank AG	37,922	2,576,983
		3,995,574
Belgium-0.67%
Ageas S.A./N.V.	14,547	915,474
UCB S.A.	19,825	3,647,214
		4,562,688
Cameroon-0.08%
Golar LNG Ltd.(c)	12,412	527,572
Canada-15.94%
Agnico Eagle Mines Ltd.	77,199	9,055,639
Alamos Gold, Inc., Class A(c)	48,305	1,378,194
AtkinsRealis Group, Inc.	14,562	719,719
Bank of Nova Scotia (The)	100,614	5,024,509
Brookfield Asset Management Ltd., Class A	42,723	2,275,178
Brookfield Corp.	167,039	8,955,989
Canadian Imperial Bank of Commerce	136,781	8,610,083
Descartes Systems Group, Inc. (The)(b)	7,091	745,292
Dollarama, Inc.	21,825	2,687,637
Enbridge, Inc.(c)	292,575	13,655,477
Fairfax Financial Holdings Ltd.	1,658	2,583,446
George Weston Ltd.	4,893	951,466
iA Financial Corp., Inc.	8,507	824,772
IGM Financial, Inc.	7,233	229,405
Intact Financial Corp.	13,063	2,895,460
Kinross Gold Corp.	158,995	2,342,394
Loblaw Cos. Ltd.	14,315	2,319,335
Manulife Financial Corp.	195,297	5,973,574
Metro, Inc.	18,547	1,426,506
National Bank of Canada	34,594	3,032,391
Pan American Silver Corp.	31,909	801,825
Pembina Pipeline Corp.(c)	41,833	1,596,032
Royal Bank of Canada	177,019	21,205,628
Sun Life Financial, Inc.	44,267	2,632,690
	Shares	Value
Canada-(continued)
TC Energy Corp.(c)	113,677	$5,731,994
TMX Group Ltd.	28,809	1,165,249
		108,819,884
China-0.23%
BOC Hong Kong (Holdings) Ltd.	372,519	1,545,530
Finland-0.05%
Amer Sports, Inc.(b)(c)	12,731	308,727
France-3.16%
Cie de Saint-Gobain S.A.	40,981	4,470,713
EssilorLuxottica S.A.	32,747	9,468,632
Safran S.A.	28,657	7,652,447
		21,591,792
Germany-17.76%
adidas AG	12,853	2,967,550
Allianz SE	38,800	16,102,026
Commerzbank AG	104,373	2,772,009
Deutsche Bank AG	181,869	4,785,086
Deutsche Boerse AG	17,134	5,537,758
Deutsche Telekom AG	473,906	17,080,138
Fresenius SE & Co. KGaA(b)	37,355	1,780,357
Heidelberg Materials AG	15,116	3,032,296
MTU Aero Engines AG	5,717	1,985,498
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen, Class R	11,134	7,648,686
Rheinmetall AG	6,940	11,859,880
SAP SE	130,915	38,436,127
Siemens Energy AG, Class A(b)	93,951	7,276,452
		121,263,863
Hong Kong-0.07%
Cathay Pacific Airways Ltd.	75,210	86,431
Hongkong Land Holdings Ltd.	83,409	408,204
		494,635
Ireland-0.13%
AIB Group PLC	134,969	910,258
Israel-1.74%
Bank Hapoalim B.M.	146,596	2,150,358
Bank Leumi le-Israel B.M.	192,984	2,740,572
Big Shopping Centers Ltd.(b)	1,467	214,199
Cellebrite DI Ltd.(b)	13,388	264,949
Check Point Software Technologies Ltd.(b)	5,860	1,286,622
Clal Insurance Enterprises Holdings Ltd.	6,441	176,729
Elbit Systems Ltd.	2,137	821,634
First International Bank of Israel Ltd. (The)	4,092	224,751
Harel Insurance Investments & Financial Services Ltd.	16,187	269,060
Israel Discount Bank Ltd., Class A	122,839	917,544
Menora Mivtachim Holdings Ltd.	2,954	156,465
Migdal Insurance & Financial Holdings Ltd.	48,578	93,425
Nova Ltd.(b)	2,021	390,200
Phoenix Finance Ltd.	20,124	396,303
Plus500 Ltd.	8,692	357,107
Shufersal Ltd.	28,810	269,744
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

15

Invesco S&P International Developed Momentum ETF (IDMO)—(continued)
April 30, 2025
(Unaudited)
	Shares	Value
Israel-(continued)
Tower Semiconductor Ltd.(b)	9,220	$336,979
Wix.com Ltd.(b)	4,986	845,576
		11,912,217
Italy-4.96%
Assicurazioni Generali S.p.A.(c)	149,578	5,485,558
Banca Mediolanum S.p.A.	27,260	408,936
FinecoBank Banca Fineco S.p.A.	52,470	1,053,588
Intesa Sanpaolo S.p.A.	1,895,503	10,153,581
Leonardo S.p.A.	47,815	2,494,380
Mediobanca Banca di Credito Finanziario S.p.A.(c)	47,228	969,328
Poste Italiane S.p.A.(a)	64,095	1,305,428
Prysmian S.p.A.	29,326	1,616,489
UniCredit S.p.A.	178,081	10,396,579
		33,883,867
Japan-8.84%
ASICS Corp.	124,907	2,691,157
BayCurrent, Inc.	11,691	631,455
Fujikura Ltd.	45,294	1,689,266
Hitachi Ltd.	330,822	8,195,926
IHI Corp.	25,412	1,995,322
Kawasaki Heavy Industries Ltd.	15,319	915,982
Konami Group Corp.	8,344	1,194,497
Mitsubishi Heavy Industries Ltd.	361,073	7,134,743
Mizuho Financial Group, Inc.	200,174	5,016,807
MonotaRO Co. Ltd.	23,086	445,068
MS&AD Insurance Group Holdings, Inc.	92,551	2,108,681
NEC Corp.	92,018	2,245,317
NS Solutions Corp.(c)	6,170	146,731
Obayashi Corp.(c)	50,029	778,059
Otsuka Holdings Co. Ltd.	40,392	1,973,835
Rakuten Bank Ltd.(b)	8,343	351,724
Recruit Holdings Co. Ltd.	155,676	8,647,394
Ricoh Co. Ltd.	44,597	470,195
Ryohin Keikaku Co. Ltd.	27,154	920,008
Sanrio Co. Ltd.	30,598	1,222,121
Sanwa Holdings Corp.	34,231	1,126,232
Seibu Holdings, Inc.(c)	17,798	431,180
Sompo Holdings, Inc.	83,781	2,752,141
Sumitomo Mitsui Financial Group, Inc.	290,730	6,952,541
ZOZO, Inc.(c)	34,930	355,577
		60,391,959
Netherlands-2.41%
argenx SE(b)	6,618	4,292,931
ING Groep N.V.	232,715	4,534,726
Koninklijke Ahold Delhaize N.V.	97,001	3,996,483
Wolters Kluwer N.V.	20,360	3,607,119
		16,431,259
New Zealand-0.39%
Fisher & Paykel Healthcare Corp. Ltd.	56,727	1,143,295
Xero Ltd.(b)	14,367	1,511,380
		2,654,675
Norway-0.78%
Gjensidige Forsikring ASA	18,389	431,669
Kongsberg Gruppen ASA	14,489	2,341,836
Orkla ASA	69,557	778,234
Schibsted ASA, Class B	6,932	200,822
	Shares	Value
Norway-(continued)
SpareBank 1 Sør-Norge ASA, Class B	15,233	$243,861
Storebrand ASA	50,656	613,574
Telenor ASA	48,222	726,630
		5,336,626
Singapore-4.61%
DBS Group Holdings Ltd.	297,286	9,661,547
Oversea-Chinese Banking Corp. Ltd.	468,875	5,804,464
Sea Ltd., ADR(b)	57,789	7,746,616
Singapore Exchange Ltd.	76,240	838,963
Singapore Technologies Engineering Ltd.	132,983	755,341
Singapore Telecommunications Ltd.	805,589	2,331,441
United Overseas Bank Ltd.	163,442	4,342,160
		31,480,532
Spain-2.73%
ACS Actividades de Construccion y Servicios S.A.	17,670	1,110,923
Aena SME S.A.(a)(c)	5,912	1,490,302
CaixaBank S.A.(c)	397,718	3,058,687
Iberdrola S.A.	462,058	8,357,671
Industria de Diseno Textil S.A.(c)	85,474	4,612,187
		18,629,770
Sweden-4.28%
AAK AB(c)	15,099	395,711
Addtech AB, Class B	18,913	637,639
Investor AB, Class A(c)	51,432	1,535,037
Investor AB, Class B(c)	158,838	4,716,178
Lifco AB, Class B(c)	17,648	684,697
Nordnet AB publ(c)	15,444	409,710
Securitas AB, Class B(c)	43,622	692,743
Skanska AB, Class B(c)	28,508	663,845
Spotify Technology S.A.(b)	24,888	15,280,734
Tele2 AB, Class B	59,097	873,782
Telefonaktiebolaget LM Ericsson, Class B(c)	270,050	2,286,087
Telia Co. AB	169,879	639,509
Trelleborg AB, Class B	12,842	443,759
		29,259,431
Switzerland-3.28%
ABB Ltd.	125,489	6,656,201
Galderma Group AG, Class A(c)	5,746	670,297
Sandoz Group AG(c)	37,453	1,631,629
Schindler Holding AG	1,641	584,355
Swiss Life Holding AG(c)	2,265	2,271,419
Zurich Insurance Group AG	14,897	10,612,296
		22,426,197
United Kingdom-15.93%
3i Group PLC	105,926	6,018,574
Aviva PLC	197,241	1,481,135
Barclays PLC	2,238,529	8,937,575
British American Tobacco PLC	231,857	10,122,042
Compass Group PLC	149,195	5,041,407
HSBC Holdings PLC	1,866,890	20,857,774
Imperial Brands PLC	102,243	4,204,785
InterContinental Hotels Group PLC	16,787	1,795,372
International Consolidated Airlines Group S.A.(c)	396,336	1,380,157
Lloyds Banking Group PLC	6,186,439	6,091,726
London Stock Exchange Group PLC	51,217	7,993,031
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

16

Invesco S&P International Developed Momentum ETF (IDMO)—(continued)
April 30, 2025
(Unaudited)
	Shares	Value
United Kingdom-(continued)
NatWest Group PLC	1,039,376	$6,700,616
Pearson PLC	69,781	1,121,194
RELX PLC	139,688	7,640,656
Rolls-Royce Holdings PLC	1,162,943	11,798,362
Standard Chartered PLC	270,022	3,897,950
Tesco PLC	618,174	3,066,233
Weir Group PLC (The)	20,343	614,590
		108,763,179
United States-2.61%
ARM Holdings PLC, ADR(b)(c)	7,768	885,940
CyberArk Software Ltd.(b)	4,309	1,517,458
Holcim AG(b)	52,047	5,841,627
Swiss Re AG	28,547	5,146,758
Waste Connections, Inc.(c)	22,469	4,428,897
		17,820,680
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-99.80% (Cost $609,898,606)		681,453,371
	Shares	Value
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-3.37%
Invesco Private Government Fund, 4.32%(d)(e)(f)	6,338,245	$6,338,245
Invesco Private Prime Fund, 4.46%(d)(e)(f)	16,705,588	16,708,929
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $23,047,174)		23,047,174
TOTAL INVESTMENTS IN SECURITIES-103.17% (Cost $632,945,780)		704,500,545
OTHER ASSETS LESS LIABILITIES-(3.17)%		(21,653,214)
NET ASSETS-100.00%		$682,847,331

Investment Abbreviations:
ADR-American Depositary Receipt

Notes to Schedule of Investments:
(a)
Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at
April 30, 2025 was $4,214,321, which represented less than 1% of the Fund’s Net Assets.

(b)	Non-income producing security.
(c)	All or a portion of this security was out on loan at April 30, 2025.
(d)
Affiliated holding. Affiliated holdings are investments in entities which are under common ownership or control of Invesco Ltd. or are investments in entities in which the Fund owns 5% or more of the outstanding voting securities. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the six months ended April 30, 2025.

	Value October 31, 2024	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain (Loss)	Value April 30, 2025	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$-	$5,872,983	$(5,872,983)	$-	$-	$-	$4,100
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	3,796,768	40,126,110	(37,584,633)	-	-	6,338,245	122,601 *
Invesco Private Prime Fund	9,913,593	83,809,551	(77,012,758)	90	(1,547)	16,708,929	330,809 *
Total	$13,710,361	$129,808,644	$(120,470,374)	$90	$(1,547)	$23,047,174	$457,510

*
Represents the income earned on the investment of cash collateral, which is included in securities lending income on the Statements of Operations. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(e)	The rate shown is the 7-day SEC standardized yield as of April 30, 2025.
(f)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned. See Note 2K.
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

17

Statements of Assets and Liabilities
April 30, 2025
(Unaudited)

	Invesco S&P Emerging Markets Low Volatility ETF (EELV)	Invesco S&P Emerging Markets Momentum ETF (EEMO)	Invesco S&P International Developed Low Volatility ETF (IDLV)	Invesco S&P International Developed Momentum ETF (IDMO)
Assets:
Unaffiliated investments in securities, at value(a)	$370,806,358	$12,010,859	$272,545,492	$681,453,371
Affiliated investments in securities, at value	13,527,116	331,604	23,140,449	23,047,174
Cash	30,784	51	-	-
Foreign currencies, at value	52,577	10,078	74,120	58,055
Deposits with brokers:
Cash collateral-futures contracts	200,323	-	-	-
Cash collateral-options	-	-	-	1,907,642
Receivable for:
Dividends	2,041,693	32,723	1,311,054	1,792,876
Securities lending	8,022	24	10,115	10,621
Investments sold	201	-	17	-
Fund shares sold	-	-	-	13,394,838
Foreign tax reclaims	-	-	1,033,261	241,673
Total assets	386,667,074	12,385,339	298,114,508	721,906,250
Liabilities:
Other investments:
Unrealized depreciation on futures contracts	9,794	-	-	-
Due to custodian	-	-	413	618,217
Payable for:
Investments purchased	543,607	997	173	13,374,399
Collateral upon return of securities loaned	13,122,070	316,981	22,741,776	23,047,174
Collateral upon receipt of securities in-kind	-	-	-	1,907,642
Expenses recaptured	24,359	488	13,203	110
Accrued unitary management fees	85,089	2,746	53,701	111,377
Accrued tax expenses	-	7,554	-	-
Other payables	-	3,954	-	-
Total liabilities	13,784,919	332,720	22,809,266	39,058,919
Net Assets	$372,882,155	$12,052,619	$275,305,242	$682,847,331
Net assets consist of:
Shares of beneficial interest	$509,740,377	$14,634,228	$482,843,956	$610,873,558
Distributable earnings (loss)	(136,858,222)	(2,581,609)	(207,538,714)	71,973,773
Net Assets	$372,882,155	$12,052,619	$275,305,242	$682,847,331
Shares outstanding (unlimited amount authorized, $0.01 par value)	14,900,000	800,000	8,600,000	14,550,000
Net asset value	$25.03	$15.07	$32.01	$46.93
Market price	$24.97	$15.00	$32.06	$46.82
Unaffiliated investments in securities, at cost	$339,343,956	$12,158,919	$245,399,509	$609,898,606
Affiliated investments in securities, at cost	$13,527,749	$331,604	$23,141,364	$23,047,174
Foreign currencies, at cost	$52,607	$9,937	$72,344	$58,022
(a)Includes securities on loan with an aggregate value of:	$9,031,169	$306,310	$21,272,953	$22,116,266
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

18

Statements of Operations
For the six months ended April 30, 2025
(Unaudited)

	Invesco S&P Emerging Markets Low Volatility ETF (EELV)	Invesco S&P Emerging Markets Momentum ETF (EEMO)	Invesco S&P International Developed Low Volatility ETF (IDLV)	Invesco S&P International Developed Momentum ETF (IDMO)
Investment income:
Unaffiliated interest income	$322	$-	$-	$-
Unaffiliated dividend income	9,281,177	157,332	5,206,132	5,844,809
Affiliated dividend income	3,873	1,516	2,715	4,100
Non-cash dividend income	-	9,180	-	-
Securities lending income, net	20,972	151	68,940	43,372
Foreign withholding tax	(599,571)	(18,911)	(472,207)	(510,746)
Total investment income	8,706,773	149,268	4,805,580	5,381,535
Expenses:
Unitary management fees	561,023	17,226	308,610	469,665
Less: Waivers	(84)	(31)	(55)	(89)
Net expenses	560,939	17,195	308,555	469,576
Net investment income	8,145,834	132,073	4,497,025	4,911,959
Realized and unrealized gain (loss) from:
Net realized gain (loss) from:
Unaffiliated investment securities	(11,067,400)	(186,742)	539,022	(885,369)
Affiliated investment securities	(643)	(12)	(1,432)	(1,547)
In-kind redemptions	656,492	-	2,880,690	3,916,655
Short Sales	-	-	-	739
Foreign currencies	(137,355)	808	(26,320)	(119,611)
Net realized gain (loss)	(10,548,906)	(185,946)	3,391,960	2,910,867
Change in net unrealized appreciation (depreciation) of:
Unaffiliated investment securities	13,817,937	(1,006,739)	21,794,931	58,511,996
Affiliated investment securities	(537)	4	(49)	90
Foreign currencies	13,054	896	106,204	80,857
Futures contracts	(9,794)	-	-	-
Change in net unrealized appreciation (depreciation)	13,820,660	(1,005,839)	21,901,086	58,592,943
Net realized and unrealized gain (loss)	3,271,754	(1,191,785)	25,293,046	61,503,810
Net increase (decrease) in net assets resulting from operations	$11,417,588	$(1,059,712)	$29,790,071	$66,415,769
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

19

Statements of Changes in Net Assets
For the six months ended April 30, 2025 and the year ended October 31, 2024
(Unaudited)

	Invesco S&P Emerging Markets Low Volatility ETF (EELV)		Invesco S&P Emerging Markets Momentum ETF (EEMO)
	Six Months Ended April 30, 2025	Year Ended October 31, 2024	Six Months Ended April 30, 2025	Year Ended October 31, 2024
Operations:
Net investment income	$8,145,834	$18,263,123	$132,073	$177,346
Net realized gain (loss)	(10,548,906)	25,529,665	(185,946)	193,572
Change in net unrealized appreciation (depreciation)	13,820,660	55,606,019	(1,005,839)	1,070,865
Net increase (decrease) in net assets resulting from operations	11,417,588	99,398,807	(1,059,712)	1,441,783
Distributions to Shareholders from:
Distributable earnings	(10,164,597)	(24,879,054)	(67,040)	(84,802)
Return of capital	-	-	-	(129,583)
Total distributions to shareholders	(10,164,597)	(24,879,054)	(67,040)	(214,385)
Shareholder Transactions:
Proceeds from shares sold	3,826,715	-	4,107,875	3,288,256
Value of shares repurchased	(44,974,478)	(357,587,780)	-	-
Transaction fees	-	452,468	-	2,571
Net increase (decrease) in net assets resulting from share transactions	(41,147,763)	(357,135,312)	4,107,875	3,290,827
Net increase (decrease) in net assets	(39,894,772)	(282,615,559)	2,981,123	4,518,225
Net assets:
Beginning of period	412,776,927	695,392,486	9,071,496	4,553,271
End of period	$372,882,155	$412,776,927	$12,052,619	$9,071,496
Changes in Shares Outstanding:
Shares sold	150,000	-	250,000	200,000
Shares repurchased	(1,850,000)	(14,900,000)	-	-
Shares outstanding, beginning of period	16,600,000	31,500,000	550,000	350,000
Shares outstanding, end of period	14,900,000	16,600,000	800,000	550,000
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

20

Invesco S&P International Developed Low Volatility ETF (IDLV)		Invesco S&P International Developed Momentum ETF (IDMO)
Six Months Ended April 30, 2025	Year Ended October 31, 2024	Six Months Ended April 30, 2025	Year Ended October 31, 2024

$4,497,025	$13,312,543	$4,911,959	$3,567,384
3,391,960	18,187,082	2,910,867	11,082,517
21,901,086	47,323,205	58,592,943	14,153,262
29,790,071	78,822,830	66,415,769	28,803,163

(3,503,036)	(14,829,662)	(3,136,494)	(4,437,254)
-	-	-	-
(3,503,036)	(14,829,662)	(3,136,494)	(4,437,254)

24,630,184	-	368,450,888	222,533,951
(33,305,636)	(343,262,093)	(8,978,291)	(52,242,648)
-	-	-	-
(8,675,452)	(343,262,093)	359,472,597	170,291,303
17,611,583	(279,268,925)	422,751,872	194,657,212

257,693,659	536,962,584	260,095,459	65,438,247
$275,305,242	$257,693,659	$682,847,331	$260,095,459

850,000	-	8,400,000	5,550,000
(1,150,000)	(12,100,000)	(200,000)	(1,250,000)
8,900,000	21,000,000	6,350,000	2,050,000
8,600,000	8,900,000	14,550,000	6,350,000

21

Financial Highlights
Invesco S&P Emerging Markets Low Volatility ETF (EELV)
	Six Months Ended April 30, 2025 (Unaudited)	Years Ended October 31,
		2024	2023	2022	2021	2020
Per Share Operating Performance:
Net asset value at beginning of period	$24.87	$22.08	$21.30	$25.05	$19.94	$23.23
Net investment income(a)	0.51	0.80	0.80	1.05	0.74	0.72
Net realized and unrealized gain (loss) on investments	1.69	3.02	0.70	(3.69)	5.03	(3.33)
Total from investment operations	2.20	3.82	1.50	(2.64)	5.77	(2.61)
Distributions to shareholders from:
Net investment income	(2.04)	(1.05)	(0.74)	(1.17)	(0.67)	(0.72)
Transaction fees(a)	-	0.02	0.02	0.06	0.01	0.04
Net asset value at end of period	$25.03	$24.87	$22.08	$21.30	$25.05	$19.94
Market price at end of period(b)	$24.97	$24.92	$22.00	$21.40	$25.08	$19.82
Net Asset Value Total Return(c)	3.35%	17.61%	7.01%	(10.68)%	29.21%	(10.92)%
Market Price Total Return(c)	2.89%	18.28%	6.13%	(10.40)%	30.16%	(11.03)%
Ratios/Supplemental Data:
Net assets at end of period (000’s omitted)	$372,882	$412,777	$695,392	$904,397	$360,698	$269,207
Ratio to average net assets of:
Expenses, after Waivers	0.29%(d)	0.29%	0.29%	0.29%	0.29%	0.29%
Expenses, prior to Waivers	0.29%(d)	0.29%	0.29%	0.29%	0.29%	0.38%
Net investment income	4.21%(d)	3.32%	3.44%	4.42%	3.13%	3.42%
Portfolio turnover rate(e)	36%	78%	71%	136%	92%	114%

(a)	Based on average shares outstanding.
(b)	The mean between the last bid and ask prices.
(c)
Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption at net asset value on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all dividends and distributions at market price during the period, and sale at the market price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.

(d)	Annualized.
(e)	Portfolio turnover rate is not annualized for periods less than one year, if applicable, and does not include securities received or delivered from processing creations or redemptions.
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

22

Financial Highlights—(continued)
Invesco S&P Emerging Markets Momentum ETF (EEMO)
	Six Months Ended April 30, 2025 (Unaudited)	Years Ended October 31,
		2024	2023	2022	2021	2020
Per Share Operating Performance:
Net asset value at beginning of period	$16.49	$13.01	$14.12	$17.90	$16.49	$16.97
Net investment income(a)	0.17	0.40	0.59	0.43 (b)	0.27 (c)	0.32
Net realized and unrealized gain (loss) on investments	(1.37)	3.51	(1.03)	(3.78)	1.32	(0.46)
Total from investment operations	(1.20)	3.91	(0.44)	(3.35)	1.59	(0.14)
Distributions to shareholders from:
Net investment income	(0.22)	(0.17)	(0.67)	(0.44)	(0.19)	(0.34)
Return of capital	-	(0.27)	-	-	-	-
Total distributions	(0.22)	(0.44)	(0.67)	(0.44)	(0.19)	(0.34)
Transaction fees(a)	-	0.01	-	0.01	0.01	0.00 (d)
Net asset value at end of period	$15.07	$16.49	$13.01	$14.12	$17.90	$16.49
Market price at end of period(e)	$15.00	$16.61	$13.03	$14.07	$17.72	$16.51
Net Asset Value Total Return(f)	(8.12)%	30.19%	(3.27)%	(18.82)%	9.66%	0.20%
Market Price Total Return(f)	(9.21)%	30.92%	(2.76)%	(18.28)%	8.44%	0.59%
Ratios/Supplemental Data:
Net assets at end of period (000’s omitted)	$12,053	$9,071	$4,553	$4,942	$6,263	$5,770
Ratio to average net assets of:
Expenses, after Waivers	0.29%(g)	0.29%	0.29%	0.29%	0.29%	0.29%
Expenses, prior to Waivers	0.29%(g)	0.29%	0.29%	0.29%	0.29%	0.37%
Net investment income	2.22%(g)	2.46%	4.23%	2.64%(b)	1.43%(c)	2.10%
Portfolio turnover rate(h)	66%	104%	115%	114%	166%	172%

(a)	Based on average shares outstanding.
(b)
Net investment income per share and the ratio of net investment income to average net assets include a significant dividend received during the period. Net investment income per share and the ratio of net investment income to average net assets excluding the significant dividend are $0.32 and 1.98%, respectively.

(c)
Net investment income per share and the ratio of net investment income to average net assets include a significant dividend received during the period. Net investment income per share and the ratio of net investment income to average net assets excluding the significant dividend are $0.22 and 1.14%, respectively.

(d)	Amount represents less than $0.005.
(e)	The mean between the last bid and ask prices.
(f)
Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption at net asset value on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all dividends and distributions at market price during the period, and sale at the market price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.

(g)	Annualized.
(h)	Portfolio turnover rate is not annualized for periods less than one year, if applicable, and does not include securities received or delivered from processing creations or redemptions.
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

23

Financial Highlights—(continued)
Invesco S&P International Developed Low Volatility ETF (IDLV)
	Six Months Ended April 30, 2025 (Unaudited)	Years Ended October 31,
		2024	2023	2022	2021	2020
Per Share Operating Performance:
Net asset value at beginning of period	$28.95	$25.57	$24.92	$31.63	$27.37	$34.58
Net investment income(a)	0.53	0.85	0.94	0.98	0.83	0.83
Net realized and unrealized gain (loss) on investments	3.11	3.49	0.70	(6.32)	4.17	(6.40)
Total from investment operations	3.64	4.34	1.64	(5.34)	5.00	(5.57)
Distributions to shareholders from:
Net investment income	(0.40)	(0.96)	(0.99)	(1.37)	(0.74)	(1.64)
Net realized gains	(0.18)	-	-	-	-	-
Total distributions	(0.58)	(0.96)	(0.99)	(1.37)	(0.74)	(1.64)
Net asset value at end of period	$32.01	$28.95	$25.57	$24.92	$31.63	$27.37
Market price at end of period(b)	$32.06	$28.94	$25.75	$24.92	$31.69	$27.43
Net Asset Value Total Return(c)	12.16%	17.10%	6.42%	(17.33)%	18.34%	(16.49)%
Market Price Total Return(c)	12.37%	16.24%	7.17%	(17.50)%	18.31%	(16.28)%
Ratios/Supplemental Data:
Net assets at end of period (000’s omitted)	$275,305	$257,694	$536,963	$431,159	$700,694	$774,564
Ratio to average net assets of:
Expenses, after Waivers	0.25%(d)	0.25%	0.25%	0.25%	0.25%	0.25%
Expenses, prior to Waivers	0.25%(d)	0.25%	0.25%	0.25%	0.25%	0.30%
Net investment income	3.64%(d)	3.01%	3.47%	3.29%	2.69%	2.77%
Portfolio turnover rate(e)	26%	73%	67%	78%	81%	99%

(a)	Based on average shares outstanding.
(b)	The mean between the last bid and ask prices.
(c)
Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption at net asset value on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all dividends and distributions at market price during the period, and sale at the market price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.

(d)	Annualized.
(e)	Portfolio turnover rate is not annualized for periods less than one year, if applicable, and does not include securities received or delivered from processing creations or redemptions.
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

24

Financial Highlights—(continued)
Invesco S&P International Developed Momentum ETF (IDMO)
	Six Months Ended April 30, 2025 (Unaudited)	Years Ended October 31,
		2024	2023	2022	2021	2020
Per Share Operating Performance:
Net asset value at beginning of period	$40.96	$31.92	$28.98	$37.11	$28.96	$26.85
Net investment income(a)	0.56	0.80	1.13	0.97	0.50	0.04
Net realized and unrealized gain (loss) on investments	6.21	9.18	2.87 (b)	(7.84)	8.25	2.58
Total from investment operations	6.77	9.98	4.00	(6.87)	8.75	2.62
Distributions to shareholders from:
Net investment income	(0.80)	(0.94)	(1.06)	(1.26)	(0.60)	(0.51)
Net asset value at end of period	$46.93	$40.96	$31.92	$28.98	$37.11	$28.96
Market price at end of period(c)	$46.82	$40.94	$32.41	$29.21	$37.16	$28.92
Net Asset Value Total Return(d)	15.42%	31.34%	13.82%	(18.73)%	30.43%	10.14%
Market Price Total Return(d)	15.21%	29.28%	14.62%	(18.21)%	30.80%	10.24%
Ratios/Supplemental Data:
Net assets at end of period (000’s omitted)	$682,847	$260,095	$65,438	$8,695	$16,701	$298,237
Ratio to average net assets of:
Expenses, after Waivers	0.25%(e)	0.25%	0.25%	0.25%	0.25%	0.25%
Expenses, prior to Waivers	0.25%(e)	0.25%	0.25%	0.25%	0.25%	0.26%
Net investment income	2.61%(e)	1.98%	3.47%	2.93%	1.42%	0.13%
Portfolio turnover rate(f)	49%	115%	131%	106%	29%	15%

(a)	Based on average shares outstanding.
(b)
Net realized and unrealized gain (loss) on investments per share may not correlate with the Fund’s net realized and unrealized gain (loss) due to timing of shareholder transactions in relation to the fluctuating market values of the Fund’s investments.

(c)	The mean between the last bid and ask prices.
(d)
Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption at net asset value on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all dividends and distributions at market price during the period, and sale at the market price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.

(e)	Annualized.
(f)	Portfolio turnover rate is not annualized for periods less than one year, if applicable, and does not include securities received or delivered from processing creations or redemptions.
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

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Notes to Financial Statements
Invesco Exchange-Traded Fund Trust II
April 30, 2025
(Unaudited)
NOTE 1—Organization
Invesco Exchange-Traded Fund Trust II (the “Trust”) was organized as a Massachusetts business trust and is authorized to have multiple series of portfolios. The Trust is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). This report includes the following portfolios:
Full Name	Short Name
Invesco S&P Emerging Markets Low Volatility ETF (EELV)	"S&P Emerging Markets Low Volatility ETF"
Invesco S&P Emerging Markets Momentum ETF (EEMO)	"S&P Emerging Markets Momentum ETF"
Invesco S&P International Developed Low Volatility ETF (IDLV)	"S&P International Developed Low Volatility ETF"
Invesco S&P International Developed Momentum ETF (IDMO)	"S&P International Developed Momentum ETF"
Each portfolio (each, a “Fund”, and collectively, the “Funds”) represents a separate series of the Trust. The shares of the Funds are referred to herein as “Shares” or “Fund’s Shares.” Each Fund’s Shares are listed and traded on NYSE Arca, Inc.
The market price of each Share may differ to some degree from a Fund’s net asset value (“NAV”). Unlike conventional mutual funds, each Fund issues and redeems Shares on a continuous basis, at NAV, only in a large specified number of Shares, each called a “Creation Unit”, as set forth in each Fund’s prospectus. Creation Units are issued and redeemed principally in exchange for the deposit or delivery of a basket of securities (“Deposit Securities”), though each Fund reserves the right to issue and redeem Creation Units in exchange for cash. Except when aggregated in Creation Units by authorized participants (“APs”), the Shares are not individually redeemable securities of the Funds.
The investment objective of each Fund is to seek to track the investment results (before fees and expenses) of its respective index listed below (each, an “Underlying Index”).
Fund	Underlying Index
S&P Emerging Markets Low Volatility ETF	S&P BMI Emerging Markets Low Volatility IndexTM
S&P Emerging Markets Momentum ETF	S&P Momentum Emerging Plus LargeMidCap Index
S&P International Developed Low Volatility ETF	S&P BMI International Developed Low VolatilityTM Index
S&P International Developed Momentum ETF	S&P World Ex-U.S. Momentum Index
NOTE 2—Significant Accounting Policies
The following is a summary of the significant accounting policies followed by the Funds in preparation of their financial statements.
Each Fund is an investment company and accordingly follows the investment company accounting and reporting guidance in accordance with Financial Accounting Standards Board ("FASB") Accounting Standards Codification Topic 946, Financial Services—Investment Companies.
A.
Security Valuation - Securities, including restricted securities, are valued according to the following policies:
A security listed or traded on an exchange is generally valued at its trade price or official closing price that day as of the close of the exchange where the security is principally traded or, lacking any trades or official closing price on a particular day, the security may be valued at the closing bid or ask price on that day. Securities traded in the over-the-counter ("OTC") market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued using prices provided by an independent pricing service they may be considered fair valued. Futures contracts are valued at the daily settlement price set by an exchange on which they are principally traded. Where a final settlement price exists, exchange-traded options are valued at the final settlement price from the exchange where the option principally trades. Where a final settlement price does not exist, exchange-traded options are valued at the mean between the last bid and ask price generally from the exchange where the option principally trades.
Securities of investment companies that are not exchange-traded (e.g., open-end mutual funds) are valued using such company’s end-of-business-day NAV per share.
Deposits, other obligations of U.S. and non-U.S. banks and financial institutions are valued at their daily account value.
Fixed income securities (including convertible debt securities) generally are valued on the basis of prices provided by independent pricing services. Prices provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate (for unlisted equities), yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Securities with a

26

demand feature exercisable within one to seven days are valued at par. Pricing services generally value debt obligations assuming orderly transactions of institutional round lot size, but a Fund may hold or transact in the same securities in smaller, odd lot sizes. Odd lots often trade at lower prices than institutional round lots, and their value may be adjusted accordingly. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.
Foreign securities’ (including foreign exchange contracts’) prices are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the London world markets. If market quotations are available and reliable for foreign exchange-traded equity securities, the securities will be valued at the market quotations. Invesco Capital Management LLC (the “Adviser”) may use various pricing services to obtain market quotations as well as fair value prices. Because trading hours for certain foreign securities end before the close of the New York Stock Exchange (“NYSE”), closing market quotations may become not representative of market value in the Adviser’s judgment ("unreliable"). If, between the time trading ends on a particular security and the close of the customary trading session on the NYSE, a significant event occurs that makes the closing price of the security unreliable, the Adviser may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith in accordance with Board-approved policies and related Adviser procedures (“Valuation Procedures”). Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities’ prices meeting the degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American depositary receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, the potential for sharply devalued currencies and high inflation, political and economic upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.
Unlisted securities will be valued using prices provided by independent pricing services or by another method that the Adviser, in its judgment, believes better reflects the security’s fair value in accordance with the Valuation Procedures.
Non-traded rights and warrants shall be valued at intrinsic value if the terms of the rights and warrants are available, specifically the subscription or exercise price and the ratio. Intrinsic value is calculated as the daily market closing price of the security to be received less the subscription price, which is then adjusted by the exercise ratio. In the case of warrants, an option pricing model supplied by an independent pricing service may be used based on market data such as volatility, stock price and interest rate from the independent pricing service and strike price and exercise period from verified terms.
Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The mean between the last bid and ask prices may be used to value debt obligations, including corporate loans, and unlisted equity securities.
Securities for which market quotations are not readily available are fair valued by the Adviser in accordance with the Valuation Procedures. If a fair value price provided by a pricing service is unreliable, the Adviser will fair value the security using the Valuation Procedures. Issuer-specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.
Each Fund may invest in securities that are subject to interest rate risk, meaning the risk that the prices will generally fall as interest rates rise and, conversely, the prices will generally rise as interest rates fall. Specific securities differ in their sensitivity to changes in interest rates depending on their individual characteristics. Changes in interest rates may result in increased market volatility, which may affect the value and/or liquidity of certain Fund investments.
Valuations change in response to many factors, including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general market conditions which are not specifically related to the particular issuer, such as real or perceived adverse economic conditions, changes in the general outlook for revenues or corporate earnings, changes in interest or currency rates, regional or global instability, natural or environmental disasters, widespread disease or other public health issues, war, military conflicts, acts of terrorism, economic crises, economic sanctions and tariffs, significant governmental actions or adverse investor sentiment generally and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
The price a Fund could receive upon the sale of any investment may differ from the Adviser’s valuation of the investment, particularly for securities that are valued using a fair valuation technique. When fair valuation techniques are applied, the Adviser uses available information, including both observable and unobservable inputs and assumptions, to determine a methodology that will result in a valuation that the Adviser believes approximates market value. Fund securities that are fair valued may be subject to greater fluctuation in their value from one day to the next than would be the case if market quotations were used. Because of the inherent uncertainties of valuation, and the degree of subjectivity in such decisions, a Fund could realize a greater or lesser than expected gain or loss upon the sale of the investment.
B.
Investment Transactions and Investment Income - Investment transactions are accounted for on a trade date basis. Realized gains and losses from the sale or disposition of securities are computed on the specific identified cost basis. Interest

27

income is recorded on an accrual basis from settlement date and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Pay-in-kind interest income and non-cash dividend income received in the form of securities in lieu of cash are recorded at the fair value of the securities received. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date. Realized gains, dividends and interest received by a Fund may give rise to withholding and other taxes imposed by foreign countries. Tax conventions between certain countries and the United States may reduce or eliminate such taxes.
The Funds may periodically participate in litigation related to a Fund’s investments. As such, the Funds may receive proceeds from litigation settlements. Any proceeds received are included in the Statements of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.
Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statements of Operations and the Statements of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of a Fund’s NAV and, accordingly, they reduce a Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statements of Operations and the Statements of Changes in Net Assets, or the net investment income per share and the ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between each Fund and the Adviser.
C.
Country Determination - For the purposes of presentation in the Schedules of Investments, the Adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include whether each Fund’s Underlying Index has made a country determination and may include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues, the country that has the primary market for the issuer’s securities and its "country of risk" as determined by a third party service provider, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.
D.
Dividends and Distributions to Shareholders - Each Fund declares and pays dividends from net investment income, if any, to its shareholders quarterly and records such dividends on the ex-dividend date. Generally, each Fund distributes net realized taxable capital gains, if any, annually in cash and records them on the ex-dividend date. Such distributions on a tax basis are determined in conformity with federal income tax regulations, which may differ from accounting principles generally accepted in the United States of America (“GAAP”). Distributions in excess of tax basis earnings and profits, if any, are reported in such Fund’s financial statements as a tax return of capital at fiscal year-end.
E.
Federal Income Taxes - Each Fund intends to comply with the provisions of the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”), applicable to regulated investment companies and to distribute substantially all of the Fund’s taxable earnings to its shareholders. As such, the Funds will not be subject to federal income taxes on otherwise taxable income (including net realized gains) that is distributed to the shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.
Each Fund recognizes the tax benefits of uncertain tax positions only when the position is more likely than not to be sustained. Management has analyzed each Fund’s uncertain tax positions and concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions. Management is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next 12 months.
Income and capital gain distributions are determined in accordance with federal income tax regulations, which may differ from GAAP. These differences are primarily due to differing book and tax treatments for in-kind transactions, losses deferred due to wash sales, and passive foreign investment company adjustments, if any.
The Funds file U.S. federal tax returns and tax returns in certain other jurisdictions. Generally, a Fund is subject to examinations by such taxing authorities for up to three years after the filing of the return for the tax period.
F.
Foreign Withholding Taxes - Each Fund is subject to foreign withholding tax imposed by certain foreign countries in which the Fund may invest. Withholding taxes are incurred on certain foreign dividends and are accrued at the time the dividend is recognized based on applicable foreign tax laws. Each Fund may file withholding tax refunds in certain jurisdictions to seek to recover a portion of amounts previously withheld. Each Fund will record a receivable for such tax refunds based on several factors including; an assessment of a jurisdiction’s legal obligation to pay reclaims, administrative practices and payment history. Any receivables recorded will be shown under receivables for Foreign tax reclaims on the Statements of Assets and Liabilities. There is no guarantee that a Fund will receive refunds applied for in a timely manner or at all.
As a result of recent court rulings in certain countries across the European Union, tax refunds for previously withheld taxes on dividends earned in those countries have been received by investment companies. Any tax refund payments are reflected as Foreign withholding tax claims in the Statements of Operations, and any related interest is included in Unaffiliated interest income. Each Fund may incur fees paid to third party providers that assist in the recovery of the tax reclaims. These fees are excluded from the unitary management fee and are reflected on the Statements of Operations as Professional fees, if any. In

28

the event tax refunds received by a Fund during the fiscal year exceed the foreign withholding taxes paid by a Fund for the year, and the Fund previously passed foreign tax credits on to its shareholders, the Fund intends to enter into a closing agreement with the Internal Revenue Service in order to pay the associated liability on behalf of the Funds’ shareholders. For the six months ended April 30, 2025, the Funds did not enter into any closing agreements.
G.
Expenses - Each Fund has agreed to pay an annual unitary management fee to the Adviser. Out of the unitary management fee, the Adviser pays for substantially all expenses of the Funds, including the costs of transfer agency, custody, fund administration, legal, audit and other services, except for distribution fees, if any, brokerage expenses, taxes, interest, acquired fund fees and expenses, if any, litigation expenses and other extraordinary expenses, including proxy expenses (except for such proxies related to: (i) changes to the Investment Advisory Agreement, (ii) the election of any Board member who is an “interested person” of the Trust or the Adviser (an "Interested Trustee"), or (iii) any other matters that directly benefit the Adviser).
Expenses of the Trust that are excluded from a Fund’s unitary management fee and are directly identifiable to a specific Fund are applied to that Fund. Expenses of the Trust that are excluded from a Fund’s unitary management fee and are not readily identifiable to a specific Fund are allocated in such a manner as deemed equitable, taking into consideration the nature and type of expense and the relative net assets of each Fund.
To the extent a Fund invests in other investment companies, the expenses shown in the accompanying financial statements reflect the expenses of the Fund and do not include any expenses of the investment companies in which it invests. The effects of such investment companies’ expenses are included in the realized and unrealized gain or loss on the investments in the investment companies.
H.
Accounting Estimates - The preparation of the financial statements in accordance with GAAP requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements, including estimates and assumptions related to taxation. Actual results could differ from these estimates. In addition, the Funds monitor for material events or transactions that may occur or become known after the period-end date and before the date the financial statements are released to print.
I.
Indemnifications - Under the Trust’s organizational documents, its Officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. Each Board member who is not an "interested person" (as defined in the 1940 Act) of the Trust or the Adviser (each, an "Independent Trustee") is also indemnified against certain liabilities arising out of the performance of their duties to the Trust pursuant to an Indemnification Agreement between such trustee and the Trust. Additionally, in the normal course of business, the Trust enters into contracts with service providers that contain general indemnification clauses. The Trust’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Trust that have not yet occurred. The risk of material loss as a result of such indemnification claims is considered remote.
J.
Segment Reporting — In November 2023, the FASB issued Accounting Standards Update 2023-07, Segment Reporting (Topic 280): Improvements to Reportable Segment Disclosures (“ASU 2023-07”), with the intent of improving reportable segment disclosure requirements, primarily through enhanced disclosures about significant segment expenses, allowing financial statement users to better understand the components of a segment’s profit or loss and assess potential future cash flows for each reportable segment and the entity as a whole, thereby enabling better understanding of how an entity’s segments impact overall performance. Each Fund represents a single operating segment. Subject to the oversight and, when applicable, approval of the Board of Trustees, the Adviser acts as the Funds’ chief operating decision maker (“CODM”), assessing performance and making decisions about resource allocation within each Fund. The CODM monitors the operating results as a whole, and each Fund’s long-term strategic asset allocation is determined in accordance with the terms of its prospectus based on a defined investment strategy. The financial information provided to and reviewed by the CODM is consistent with that presented in the Funds’ financial statements. Adoption of the new standard impacted the Funds’ financial statement note disclosures only and did not affect the Funds’ financial position or the results of its operations.
K.
Securities Lending - Each Fund may participate in securities lending and may loan portfolio securities having a market value up to one-third of each Fund’s total assets. Such loans are secured by cash collateral equal to no less than 102% (105% for international securities) of the market value of the loaned securities determined daily by the securities lending provider. Cash collateral received in connection with these loans is invested in short-term money market instruments or affiliated, unregistered investment companies that comply with Rule 2a-7 under the 1940 Act and money market funds (collectively, "affiliated money market funds") and is shown as such on the Schedules of Investments. Each Fund bears the risk of loss with respect to the investment of collateral. It is the policy of these Funds to obtain additional collateral from or return excess collateral to the borrower by the end of the next business day, following the valuation date of the securities loaned. Therefore, the value of the collateral held may be temporarily less than the value of the securities on loan. When loaning securities, each Fund retains certain benefits of owning the securities, including the economic equivalent of dividends or interest generated by the security. Lending securities entails a risk of loss to each Fund if, and to the extent that, the market value of the securities loaned were to increase, and the borrower did not increase the collateral accordingly, and the borrower failed to return the securities. The securities loaned are subject to termination at the option of the borrower or each Fund. Upon termination, the borrower will return to each Fund the securities loaned and each Fund will return the collateral. Upon the failure of the borrower to return the securities, collateral may be liquidated and the securities may be purchased on the open market to

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replace the loaned securities. Each Fund could experience delays and costs in gaining access to the collateral and the securities may lose value during the delay which could result in potential losses to each Fund. Some of these losses may be indemnified by the lending agent. Each Fund bears the risk of any deficiency in the amount of the collateral available for return to the borrower due to any loss on the collateral invested. For Funds that participated in securities lending, dividends received on cash collateral investments for securities lending transactions, which are net of compensation to counterparties, are included in Securities lending income, net on the Statements of Operations. The aggregate value of securities out on loan, if any, is shown on the Statements of Assets and Liabilities.
Invesco Advisers, Inc. (“Invesco”), an affiliate of the Adviser, serves as an affiliated securities lending agent for each Fund participating in the securities lending program. The Bank of New York Mellon (“BNYM”) also serves as a securities lending agent. To the extent a Fund utilizes Invesco as an affiliated securities lending agent, the Fund conducts its securities lending in accordance with, and in reliance upon, no-action letters issued by the SEC staff that provide guidance on how an affiliate may act as a direct agent lender and receive compensation for those services in a manner consistent with the federal securities laws. For the six months ended April 30, 2025, each Fund had affiliated securities lending transactions with Invesco. Fees paid to Invesco for securities lending agent services, which are included in Securities lending income, net on the Statements of Operations, were incurred by each Fund as listed below:
Amount
S&P Emerging Markets Low Volatility ETF	$498
S&P Emerging Markets Momentum ETF	4
S&P International Developed Low Volatility ETF	13
S&P International Developed Momentum ETF	30

L.
Foreign Currency Translations - Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at the date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. Each Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statements of Operations. Reported net realized foreign currency gains or losses arise from (1) sales of foreign currencies, (2) currency gains or losses realized between the trade and settlement dates on securities transactions, and (3) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on a Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period-end, resulting from changes in exchange rates.
Each Fund may invest in foreign securities, which may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. Foreign taxes, if any, are recorded based on the tax regulations and rates that exist in the foreign markets in which a Fund invests.
The performance of a Fund may be materially affected positively or negatively by foreign currency strength or weakness relative to the U.S. dollar. Currency rates in foreign countries may fluctuate for a number of reasons, including changes in interest rates, political, economic, or social instability and development, and imposition of currency controls. Currency controls in certain foreign jurisdictions may cause a Fund to experience significant delays in its ability to repatriate its assets in U.S. dollars at quoted spot rates, and it is possible that a Fund’s ability to convert certain foreign currencies into U.S. dollars may be limited and may occur at discounts to quoted rates. As a result, the value of a Fund’s assets and liabilities denominated in such currencies that would ultimately be realized could differ from those reported on the Statements of Assets and Liabilities. Certain foreign companies may be subject to sanctions, embargoes, or other governmental actions that may limit the ability to invest in, receive, hold, or sell the securities of such companies, all of which affect the market and/or credit risk of the investments. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
M.
Futures Contracts - The Funds may enter into futures contracts to simulate full investment in securities or manage exposure to equity and market price movements and/or currency risks and provide exposure to markets and indexes.
A futures contract is an agreement between two parties ("Counterparties") to purchase or sell a specified underlying security or index for a specified price at a future date. Certain Funds will only enter into exchange-traded futures contracts that are standardized as to maturity date and underlying instrument or asset. Initial margin deposits required upon entering into futures contracts are satisfied by the segregation of specific securities or cash as collateral at the futures commission merchant broker. During the period the futures contracts are open, changes in the value of the contracts are recognized as unrealized gains or losses by recalculating the value of the contracts on a daily basis. Subsequent or variation margin payments are received or made depending upon whether unrealized gains or losses are incurred. These amounts are reflected

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as a receivable or payable on the Statements of Assets and Liabilities. The Fund may utilize excess cash or otherwise transfer cash to the broker to satisfy variation margin requirements. When the contracts are closed or expire, each Fund recognizes a realized gain or loss equal to the difference between the proceeds from, or cost of, the closing transaction and the Fund’s basis in the contract. The net realized gain (loss) and the change in unrealized gain (loss) on futures contracts held during the period is included on the Statements of Operations.
The primary risks associated with futures contracts are market risk, leverage risk and the absence of a liquid secondary market. If a Fund were unable to liquidate a futures contract and/or enter into an offsetting closing transaction, the Fund would continue to be subject to market risk with respect to the value of the contracts and may be required to continue to maintain the margin deposits on the futures contracts until the position expired or matured. Unlike equities, which typically entitle the holder to a continuing stake in a corporation, futures contracts normally specify a certain date for delivery of the underlying asset for settlement in cash based on the level of the underlying asset. As futures contracts approach expiration, they may be replaced by similar contracts that have a later expiration. This process is referred to as “rolling." If the market for these contracts is in “contango,” meaning that the prices of futures contracts in the nearer months are lower than the price of contracts in the distant months, the sale of the near-term month contract would be at a lower price than the longer-term contract, resulting in a cost to “roll” the futures contract. The actual realization of a potential roll cost will depend on the difference in price of the near and distant contracts. In addition, futures contracts may be subject to contractual or other restrictions on resale and may lack readily available markets for resale. Futures have minimal Counterparty risk since the exchange’s clearinghouse, as Counterparty to all exchange-traded futures contracts, guarantees the futures against default. Risks may exceed amounts recognized in the Statements of Assets and Liabilities.
N.
Other Risks
ADR and GDR Risk. Certain Funds may invest in American depositary receipts (“ADRs”) and global depositary receipts (“GDRs”). ADRs are certificates that evidence ownership of shares of a foreign issuer and are alternatives to purchasing the underlying foreign securities directly in their national markets and currencies. GDRs are certificates issued by an international bank that generally are traded and denominated in the currencies of countries other than the home country of the issuer of the underlying shares. ADRs and GDRs may be subject to certain of the risks associated with direct investments in the securities of foreign companies, such as currency, political, economic and market risks, because their values depend on the performance of the non-dollar denominated underlying foreign securities. Moreover, ADRs and GDRs may not track the price of the underlying foreign securities on which they are based, and their value may change materially at times when U.S. markets are not open for trading.
AP Concentration Risk. Only APs may engage in creation or redemption transactions directly with each Fund. Each Fund has a limited number of institutions that may act as APs, and such APs have no obligation to submit creation or redemption orders. Consequently, there is no assurance that APs will establish or maintain an active trading market for the Shares. This risk may be heightened to the extent that securities held by each Fund are traded outside a collateralized settlement system. In that case, APs may be required to post collateral on certain trades on an agency basis (i.e., on behalf of other market participants), which only a limited number of APs may be able to do. In addition, to the extent that APs exit the business or are unable to proceed with creation and/or redemption orders with respect to each Fund and no other AP is able to step forward to create or redeem Creation Units, this may result in a significantly diminished trading market for Fund Shares, and Shares may be more likely to trade at a premium or discount to a Fund’s NAV and to face trading halts and/or delisting. Additionally, to the extent that a Fund holds non-U.S. securities, such securities may have lower trading volumes or could experience extended market closures or trading halts. To the extent that a Fund invests in non-U.S. securities, it may face increased risks that APs may not be able to effectively create or redeem Creation Units, or that the Shares may be halted and/or delisted.
Currency Risk. Because each Fund’s NAV is determined in U.S. dollars, a Fund’s NAV could decline if the currency of a non-U.S. market in which the Fund invests depreciates against the U.S. dollar. Generally, an increase in the value of the U.S. dollar against a foreign currency will reduce the value of a security denominated in that foreign currency, thereby decreasing a Fund’s overall NAV. Exchange rates may be volatile and may change quickly and unpredictably in response to both global economic developments and economic conditions, causing an adverse impact on a Fund. As a result, investors have the potential for losses regardless of the length of time they intend to hold Shares.
Emerging Markets Investment Risk. For certain Funds, investments in the securities of issuers in emerging market countries involve risks often not associated with investments in the securities of issuers in developed countries. Securities in emerging markets may be subject to greater price fluctuations than securities in more developed markets. Companies in emerging market countries generally may be subject to less stringent regulatory, disclosure, financial reporting, accounting, auditing and recordkeeping standards than companies in more developed countries. In addition, information about such companies may be less available and reliable. Emerging markets usually are subject to greater market volatility, political, social and economic instability, uncertainty regarding the existence of trading markets and more governmental limitations on foreign investment than are more developed markets. Securities law in many emerging market countries is relatively new and unsettled. Therefore, laws regarding foreign investment in emerging market securities, securities regulation, title to securities, and shareholder rights may change quickly and unpredictably, and the ability to bring and enforce actions, or to obtain information needed to pursue or enforce such actions, may be limited. In addition, the enforcement of systems of taxation at

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federal, regional and local levels in emerging market countries may be inconsistent and subject to sudden change. Investments in emerging market securities may be subject to additional transaction costs, delays in settlement procedures, unexpected market closures, and lack of timely information. In addition, lack of relevant data and reliable public information, including financial information, about securities in emerging markets may contribute to incorrect weightings and data and computational errors when a Fund’s index provider selects securities for inclusion in the Fund’s Underlying Index or rebalances the Underlying Index.
Equity Risk. Equity risk is the risk that the value of equity securities, including common stocks, may fall due to both changes in general economic conditions that impact the market as a whole, as well as factors that directly relate to a specific company or its industry. Such general economic conditions include changes in interest rates, periods of market turbulence or instability, or general and prolonged periods of economic decline and cyclical change. It is possible that a drop in the stock market may depress the price of most or all of the common stocks that each Fund holds. In addition, equity risk includes the risk that investor sentiment toward one or more industries will become negative, resulting in those investors exiting their investments in those industries, which could cause a reduction in the value of companies in those industries more broadly. The value of a company’s common stock may fall solely because of factors, such as an increase in production costs that negatively impact other companies in the same region, industry or sector of the market. A company’s common stock also may decline significantly in price over a short period of time due to factors specific to that company, including decisions made by its management or lower demand for the company’s products or services. For example, an adverse event, such as an unfavorable earnings report or the failure to make anticipated dividend payments, may depress the value of common stock.
Foreign Investment Risk. Investments in the securities of non-U.S. issuers involve risks beyond those associated with investments in U.S. securities. Foreign securities may have relatively low market liquidity, greater market volatility, decreased publicly available information and less reliable financial information about issuers and inconsistent and potentially less stringent accounting, auditing and financial reporting requirements and standards of practice, including recordkeeping standards, comparable to those applicable to domestic issuers. Foreign securities are also subject to the risks of expropriation, nationalization, political instability or other adverse political or economic developments and the difficulty of enforcing obligations in other countries. Investments in foreign securities also may be subject to dividend withholding or confiscatory taxes, currency blockage and/or transfer restrictions and higher transactional costs. To the extent a Fund invests in securities denominated in foreign currencies, fluctuations in the value of the U.S. dollar relative to the values of other currencies may adversely affect investments in foreign securities and may negatively impact the Fund’s returns. From time to time, certain companies in which the Funds invest may operate in, or have dealings with, countries subject to sanctions or embargoes imposed by the U.S. Government and the United Nations and/or in countries the U.S. Government identified as state sponsors of terrorism. One or more of these companies may be subject to constraints under U.S. law or regulations that could negatively affect the company’s performance. Additionally, one or more of these companies could suffer damage to its reputation if the market identifies it as a company that invests or deals with countries that the U.S. Government identifies as state sponsors of terrorism or subjects to sanctions.
Geographic Concentration Risk. A Fund may from time to time have a substantial amount of its assets invested in securities of issuers located in a single country or a limited number of countries. Adverse economic, political or social conditions in those countries may therefore have a significant negative impact on a Fund’s investment performance. For example, a natural or other disaster could occur in a country or geographic region in which a Fund invests, which could affect the economy or particular business operations of companies in that specific country or geographic region and adversely impact the Fund’s investments in the affected region.
Index Risk. Unlike many investment companies that are "actively managed", each Fund is a "passive" investor and therefore does not utilize an investing strategy that seeks returns in excess of its respective Underlying Index. Therefore, a Fund would not necessarily buy or sell a security unless that security is added or removed, respectively, from its Underlying Index, even if that security generally is underperforming. If a specific security is removed from an Underlying Index, its respective Fund may be forced to sell such security at an inopportune time or for a price lower than the security’s current market value. An Underlying Index may not contain the appropriate mix of securities for any particular economic cycle. Additionally, each Fund rebalances its portfolio in accordance with its Underlying Index, and, therefore, any changes to the Underlying Index’s rebalance schedule will result in corresponding changes to each Fund’s rebalance schedule. Further, unlike with an actively managed fund, the Adviser does not use techniques or defensive strategies designed to lessen the impact of periods of market volatility or market decline. This means that, based on certain market and economic conditions, a Fund’s performance could be lower than other types of funds with investment advisers that actively manage their portfolio assets to take advantage of market opportunities or defend against market events.
Industry Concentration Risk. In following its methodology, each Fund’s Underlying Index from time to time may be concentrated to a significant degree in securities of issuers operating in a single industry or industry group. To the extent that each Underlying Index concentrates in the securities of issuers in a particular industry or industry group, the corresponding Fund will also concentrate its investments to approximately the same extent. By concentrating its investments in an industry or industry group, each Fund may face more risks than if it were diversified broadly over numerous industries or industry groups. Such industry-based risks, any of which may adversely affect the companies in which each Fund invests, may include, but are not limited to, the following: general economic conditions or cyclical market patterns that could negatively affect

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supply and demand in a particular industry; competition for resources; adverse labor relations; political or world events; obsolescence of technologies; and increased competition or new product introductions that may affect the profitability or viability of companies in an industry. In addition, at times, such industry or industry group may be out of favor and underperform other industries or the market as a whole.
Market Risk. Securities in each Underlying Index are subject to market fluctuations. You should anticipate that the value of the Shares will decline, more or less, in correlation with any decline in value of the securities in an Underlying Index. Additionally, natural or environmental disasters, widespread disease or other public health issues, war, military conflicts, acts of terrorism, economic crises or other events could result in increased premiums or discounts to each Fund’s NAV. Certain changes in the U.S. economy in particular, such as when the U.S. economy weakens or when its financial markets decline, may have a material adverse effect on global financial markets as a whole, and on the securities to which a Fund has exposure. Increasingly strained relations between the U.S. and foreign countries, including as a result of economic sanctions and tariffs, may also adversely affect U.S. issuers, as well as non-U.S. issuers.
During a general downturn in the financial markets, multiple asset classes may decline in value. When markets perform well, there can be no assurance that specific investments held by a Fund will rise in value.
Momentum Investing Risk. For certain Funds, the momentum style of investing is subject to the risk that the securities may be more volatile than the market as a whole, or that the returns on securities that previously have exhibited price momentum are less than returns on other styles of investing. Momentum can turn quickly, and stocks that previously have exhibited high momentum may not experience continued positive momentum. In addition, there may be periods when the momentum style of investing is out of favor and therefore, the investment performance of a Fund may suffer.
Non-Correlation Risk. Each Fund’s return may not match the return of its corresponding Underlying Index for a number of reasons. For example, each Fund incurs operating expenses not applicable to the Underlying Index, and incurs costs in buying and selling securities, especially when rebalancing the Fund’s securities holdings to reflect changes in the composition of its corresponding Underlying Index. Additionally, a Fund’s use of a representative sampling methodology may cause the Fund not to be as well-correlated with the return of its corresponding Underlying Index as would be the case if the Fund purchased all of the securities in its corresponding Underlying Index in the proportions represented in the Underlying Index. In addition, the performance of each Fund and its corresponding Underlying Index may vary due to asset valuation differences and differences between each Fund’s portfolio and its corresponding Underlying Index resulting from legal restrictions, costs or liquidity constraints.
Non-Diversification Risk. To the extent certain Funds become non-diversified, such Funds may invest a greater portion of their respective assets in securities of individual issuers than can a diversified fund. As a result, changes in the market value of a single investment could cause greater fluctuations in Share price than would occur in a diversified fund. This may increase certain Funds’ volatility and cause the performance of a relatively small number of issuers to have a greater impact on such Funds’ performance.
Portfolio Turnover Risk. Certain Funds may engage in frequent trading of their portfolio securities in connection with the rebalancing or adjustment of their respective Underlying Index. A portfolio turnover rate of 200%, for example, is equivalent to a Fund buying and selling all of its securities two times during the course of a year. A high portfolio turnover rate (such as 100% or more) could result in high brokerage costs for a Fund. While a high portfolio turnover rate can result in an increase in taxable capital gains distributions to a Fund’s shareholders, a Fund will seek to utilize the in-kind creation and redemption mechanism to minimize the realization of capital gains to the extent possible.
Sampling Risk. Certain Funds’ use of a representative sampling methodology may result in the Fund holding a smaller number of securities than are in its respective Underlying Index. As a result, an adverse development with respect to an issuer of securities held by the Fund could result in a greater decline in NAV than would be the case if the Fund held all of the securities in its Underlying Index. To the extent the assets in the Fund are smaller, these risks will be greater.
Small- and Mid-Capitalization Company Risk. Investing in securities of small- and mid-capitalization companies involves greater risk than customarily is associated with investing in larger, more established companies. These companies’ securities may be more volatile and less liquid than those of more established companies. These securities may have returns that vary, sometimes significantly, from the overall securities market. Often small- and mid-capitalization companies and the industries in which they focus are still evolving and, as a result, they may be more sensitive to changing market conditions.
Valuation Risk. Financial information related to securities of non-U.S. issuers may be less reliable than information related to securities of U.S. issuers, which may make it difficult to obtain a current price for a non-U.S. security held by a Fund. In certain circumstances, market quotations may not be readily available for some Fund securities, and those securities may be fair valued. The value established for a security through fair valuation may be different from what would be produced if the security had been valued using market quotations. Fund securities that are valued using techniques other than market quotations, including “fair valued” securities, may be subject to greater fluctuations in their value from one day to the next than would be the case if market quotations were used. In addition, there is no assurance that a Fund could sell a portfolio security for the value established for it at any time, and it is possible that a Fund would incur a loss because a security is sold at a discount to its established value.
Valuation Time Risk. Because foreign exchanges may be open on days when a Fund does not price its Shares, the value of the non-U.S. securities in a Fund’s portfolio may change on days when you will not be able to purchase or sell your Shares. As

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a result, trading spreads and the resulting premium or discount on the Shares may widen, and, therefore, increase the difference between the market price of the Shares and the NAV of such Shares.
NOTE 3—Investment Advisory Agreement and Other Agreements
The Trust has entered into an Investment Advisory Agreement with the Adviser on behalf of each Fund, pursuant to which the Adviser has overall responsibility for the selection and ongoing monitoring of the Funds’ investments, managing the Funds’ business affairs and providing certain clerical, bookkeeping and other administrative services.
Pursuant to the Investment Advisory Agreement, each Fund accrues daily and pays monthly to the Adviser an annual unitary management fee. Out of the unitary management fee, the Adviser pays for substantially all expenses of the Funds, including the costs of transfer agency, custody, fund administration, legal, audit and other services, except for distribution fees, if any, brokerage expenses, taxes, interest, acquired fund fees and expenses, if any, litigation expenses and other extraordinary expenses, including proxy expenses (except for such proxies related to: (i) changes to the Investment Advisory Agreement, (ii) the election of an Interested Trustee, or (iii) any other matters that directly benefit the Adviser). The unitary management fee is paid by each Fund to the Adviser at the following annual rates:
Unitary Management Fees (as a % of average daily net assets)
S&P Emerging Markets Low Volatility ETF	0.29%
S&P Emerging Markets Momentum ETF	0.29%
S&P International Developed Low Volatility ETF	0.25%
S&P International Developed Momentum ETF	0.25%
Through at least August 31, 2027, the Adviser has contractually agreed to waive the management fee payable by each Fund in an amount equal to the lesser of: (i) 100% of the net advisory fees earned by the Adviser or an affiliate of the Adviser that are attributable to the Fund’s investments in money market funds that are managed by affiliates of the Adviser and other funds (including ETFs) managed by the Adviser or affiliates of the Adviser or (ii) the management fee available to be waived. This waiver does not apply to a Fund’s investment of cash collateral received for securities lending. There is no guarantee that the Adviser will extend the waiver of these fees past that date.
For the six months ended April 30, 2025, the Adviser waived fees for each Fund in the following amounts:
S&P Emerging Markets Low Volatility ETF	$84
S&P Emerging Markets Momentum ETF	31
S&P International Developed Low Volatility ETF	55
S&P International Developed Momentum ETF	89
The Trust has entered into a Distribution Agreement with Invesco Distributors, Inc. (the “Distributor”), which serves as the distributor of Creation Units for each Fund. The Distributor does not maintain a secondary market in the Shares. The Funds are not charged any fees pursuant to the Distribution Agreement. The Distributor is an affiliate of the Adviser.
The Adviser has entered into a licensing agreement on behalf of each Fund with S&P Dow Jones Indices LLC (the “Licensor”).
Each Underlying Index name trademark is owned by the Licensor. These trademarks have been licensed to the Adviser for use by the Funds. Each Fund is entitled to use its Underlying Index pursuant to the Trust’s sub-licensing agreement with the Adviser. The Funds are not sponsored, endorsed, sold or promoted by the Licensor, and the Licensor makes no representation regarding the advisability of investing in any of the Funds.
The Trust has entered into service agreements whereby BNYM, a wholly-owned subsidiary of The Bank of New York Mellon Corporation, serves as the administrator, custodian, fund accountant and transfer agent for each Fund.
For the six months ended April 30, 2025, the Funds incurred brokerage commissions with Invesco Capital Markets, Inc. ("ICMI"), an affiliate of the Adviser and Distributor, for portfolio transactions executed on behalf of the Funds, as listed below:
S&P Emerging Markets Low Volatility ETF	$1,213
S&P Emerging Markets Momentum ETF	214
S&P International Developed Low Volatility ETF	4,903
S&P International Developed Momentum ETF	7,829
Portfolio transactions with ICMI that have not settled at period-end, if any, are shown in the Statements of Assets and Liabilities under the receivable caption Investments sold - affiliated broker and/or payable caption Investments purchased - affiliated broker.

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NOTE 4—Additional Valuation Information
GAAP defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 — Prices are determined using quoted prices in an active market for identical assets.
Level 2 — Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others. When market movements occur after the close of the relevant foreign securities markets, foreign securities may be fair valued utilizing an independent pricing service.
Level 3 — Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Adviser’s assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
The following is a summary of the tiered valuation input levels, as of April 30, 2025. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
	Level 1	Level 2	Level 3	Total
S&P Emerging Markets Low Volatility ETF
Investments in Securities
Common Stocks & Other Equity Interests	$85,641,522	$285,164,836	$0	$370,806,358
Money Market Funds	405,679	13,121,437	-	13,527,116
Total Investments in Securities	86,047,201	298,286,273	-	384,333,474
Other Investments - Liabilities*
Futures Contracts	(9,794)	-	-	(9,794)
Total Investments	$86,037,407	$298,286,273	$0	$384,323,680
S&P Emerging Markets Momentum ETF
Investments in Securities
Common Stocks & Other Equity Interests	$825,514	$11,176,017	$9,328	$12,010,859
Money Market Funds	14,623	316,981	-	331,604
Total Investments	$840,137	$11,492,998	$9,328	$12,342,463
S&P International Developed Low Volatility ETF
Investments in Securities
Common Stocks & Other Equity Interests	$57,458,698	$215,086,794	$-	$272,545,492
Money Market Funds	399,588	22,740,861	-	23,140,449
Total Investments	$57,858,286	$237,827,655	$-	$295,685,941
S&P International Developed Momentum ETF
Investments in Securities
Common Stocks & Other Equity Interests	$141,912,975	$539,540,396	$-	$681,453,371
Money Market Funds	-	23,047,174	-	23,047,174
Total Investments	$141,912,975	$562,587,570	$-	$704,500,545

*	Unrealized appreciation (depreciation).
NOTE 5—Derivative Investments
The Funds may enter into an International Swaps and Derivatives Association Master Agreement ("ISDA Master Agreement") under which a Fund may trade OTC derivatives. An OTC transaction entered into under an ISDA Master Agreement typically involves a collateral posting arrangement, payment netting provisions and close-out netting provisions. These netting provisions allow for reduction of credit risk through netting of contractual obligations. The enforceability of the netting provisions of the ISDA Master Agreement depends on the governing law of the ISDA Master Agreement, among other factors.

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For financial reporting purposes, the Funds do not offset OTC derivative assets or liabilities that are subject to ISDA Master Agreements in the Statements of Assets and Liabilities.
Value of Derivative Investments at Period-End
The table below summarizes the value of each Fund’s derivative investments, detailed by primary risk exposure, held as of April 30, 2025:
Derivative Liabilities	Equity Risk
Unrealized depreciation on futures contracts—Exchange-Traded	$(9,794)
Derivatives not subject to master netting agreements	9,794
Total Derivative Liabilities subject to master netting agreements	$-
Effect of Derivative Investments for the Six-Month Period Ended April 30, 2025
The table below summarizes each Fund’s gains (losses) on derivative investments, detailed by primary risk exposure, recognized in earnings during the period:
Location of Gain (Loss) on Statements of Operations
S&P Emerging Markets Low Volatility ETF
Equity Risk
Realized Gain:
Change in Net Unrealized Appreciation (Depreciation):
Futures contracts	$(9,794)
Total	$(9,794)
The table below summarizes the average notional value of derivatives held during the period.
Average Notional Value
S&P Emerging Markets Low Volatility ETF
Futures contracts	$106,970,300
NOTE 6—Tax Information
The amount and character of income and gains to be distributed are determined in accordance with federal income tax regulations, which may differ from GAAP. Reclassifications are made to the Funds’ capital accounts to reflect income and gains available for distribution (or available capital loss carryforwards) under federal income tax regulations. The tax character of distributions paid during the year and the tax components of net assets will be reported at the Funds’ fiscal year-end.
Capital loss carryforwards are calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforwards actually available for the Funds to utilize. The ability to utilize capital loss carryforwards in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions.
The Funds had capital loss carryforwards as of October 31, 2024, as follows:
	No expiration
	Short-Term	Long-Term	Total*
S&P Emerging Markets Low Volatility ETF	$107,618,054	$42,876,852	$150,494,906
S&P Emerging Markets Momentum ETF	2,289,149	-	2,289,149
S&P International Developed Low Volatility ETF	127,552,776	111,213,523	238,766,299
S&P International Developed Momentum ETF	3,094,460	-	3,094,460

*
Capital loss carryforwards are reduced for limitations, if any, to the extent required by the Internal Revenue Code and may be further limited depending upon a variety of factors, including the realization of net unrealized gains or losses as of the date of any reorganization.

36

NOTE 7—Investment Transactions
For the six months ended April 30, 2025, the cost of securities purchased and the proceeds from sales of securities (other than short-term securities, U.S. Government obligations, money market funds and in-kind transactions, if any) were as follows:
	Purchases	Sales
S&P Emerging Markets Low Volatility ETF	$139,855,433	$173,636,122
S&P Emerging Markets Momentum ETF	11,624,349	7,741,306
S&P International Developed Low Volatility ETF	64,696,232	65,096,832
S&P International Developed Momentum ETF	207,818,261	194,854,364
For the six months ended April 30, 2025, in-kind transactions associated with creations and redemptions were as follows:
	In-kind Purchases	In-kind Sales
S&P Emerging Markets Low Volatility ETF	$906,855	$11,585,766
S&P Emerging Markets Momentum ETF	386,813	-
S&P International Developed Low Volatility ETF	24,126,087	32,861,216
S&P International Developed Momentum ETF	358,107,431	10,629,639
Gains (losses) on in-kind transactions are generally not considered taxable gains (losses) for federal income tax purposes.
As of April 30, 2025, the aggregate cost of investments, including any derivatives, on a tax basis listed below includes adjustments for financial reporting purposes as of the most recently completed federal income tax reporting period-end:
	Gross Unrealized Appreciation	Gross Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)	Cost
S&P Emerging Markets Low Volatility ETF	$48,323,536	$(27,159,145)	$21,164,391	$363,159,289
S&P Emerging Markets Momentum ETF	930,303	(1,094,507)	(164,204)	12,506,667
S&P International Developed Low Volatility ETF	36,287,290	(10,105,340)	26,181,950	269,503,991
S&P International Developed Momentum ETF	75,451,355	(5,109,036)	70,342,319	634,158,226
NOTE 8—Trustees’ and Officer’s Fees
The Adviser, as a result of each Fund’s unitary management fee, pays remuneration to the Independent Trustees and an Officer of the Trust on behalf of the Funds. Interested Trustees do not receive any Trustees’ fees.
The Trust has adopted a deferred compensation plan (the “Plan”). Under the Plan, each Independent Trustee who has executed a Deferred Fee Agreement (a “Participating Trustee”) may defer receipt of all or a portion of their compensation (“Deferral Fees”). Such Deferral Fees are deemed to be invested in select Invesco ETFs. The Deferral Fees payable to a Participating Trustee are valued as of the date such Deferral Fees would have been paid to a Participating Trustee. The value increases with contributions or with increases in the value of the Shares selected, and the value decreases with distributions or with declines in the value of the Shares selected. Obligations under the Plan represent unsecured claims against the general assets of the Funds.
NOTE 9—Capital
Shares are issued and redeemed by each Fund only in Creation Units as discussed in Note 1. Only APs are permitted to purchase or redeem Creation Units from the Funds.
To the extent that the Funds permit transactions in exchange for Deposit Securities, each Fund may issue Shares in advance of receipt of Deposit Securities subject to various conditions, including a requirement to maintain on deposit with the Trust cash at least equal to 105% of the market value of the missing Deposit Securities. In accordance with the Trust’s Participant Agreement, Creation Units will be issued to an AP, notwithstanding the fact that the corresponding Deposit Securities have not been received in part or in whole, in reliance on the undertaking of the AP to deliver the missing Deposit Securities as soon as possible, which undertaking shall be secured by the AP’s delivery and maintenance of collateral consisting of cash in the form of U.S. dollars in immediately available funds having a value (marked-to-market daily) at least equal to 105%, which the Adviser may change from time to time, of the value of the missing Deposit Securities.
Certain transaction fees may be charged by the Funds for creations and redemptions, which are treated as increases in capital.
Transactions in each Fund’s Shares are disclosed in detail in the Statements of Changes in Net Assets.

37

Approval of Investment Advisory and Sub-Advisory Contracts
At a meeting held on April 24, 2025, the Board of Trustees of the Invesco Exchange-Traded Fund Trust II (the “Trust”), including the Independent Trustees, approved the continuation of the Investment Advisory Agreement between Invesco Capital Management LLC (the “Adviser”) and the Trust for the following series (each, a “Fund” and collectively, the “Funds”):
Invesco 0-5 Yr US TIPS ETF
Invesco Alerian Galaxy Blockchain Users and Decentralized Commerce ETF
Invesco Alerian Galaxy Crypto Economy ETF
Invesco California AMT-Free Municipal Bond ETF
Invesco CEF Income Composite ETF
Invesco China Technology ETF
Invesco Dorsey Wright Developed Markets Momentum ETF
Invesco Dorsey Wright Emerging Markets Momentum ETF
Invesco Dorsey Wright SmallCap Momentum ETF
Invesco Emerging Markets Sovereign Debt ETF
Invesco Equal Weight 0-30 Year Treasury ETF
Invesco ESG NASDAQ 100 ETF
Invesco ESG NASDAQ Next Gen 100 ETF
Invesco ESG S&P 500 Equal Weight ETF
Invesco Floating Rate Municipal Income ETF
Invesco Fundamental High Yield® Corporate Bond ETF
Invesco Fundamental Investment Grade Corporate Bond ETF
Invesco Global Clean Energy ETF
Invesco Global ex-US High Yield Corporate Bond ETF
Invesco Global Water ETF
Invesco International BuyBack Achievers™ ETF
Invesco International Corporate Bond ETF
Invesco KBW Bank ETF
Invesco KBW High Dividend Yield Financial ETF
Invesco KBW Premium Yield Equity REIT ETF
Invesco KBW Property & Casualty Insurance ETF
Invesco KBW Regional Banking ETF
Invesco MSCI Global Climate 500 ETF
Invesco MSCI Green Building ETF
Invesco MSCI USA ETF
Invesco NASDAQ 100 ETF
Invesco Nasdaq Biotechnology ETF
Invesco Nasdaq Free Cash Flow Achievers ETF
Invesco NASDAQ Future Gen 200 ETF
Invesco NASDAQ Next Gen 100 ETF
Invesco National AMT-Free Municipal Bond ETF
Invesco New York AMT-Free Municipal Bond ETF
Invesco PHLX Semiconductor ETF
Invesco Preferred ETF
Invesco RAFI Developed Markets ex-U.S. ETF
Invesco RAFI Developed Markets ex-U.S. Small-Mid ETF
Invesco RAFI Emerging Markets ETF
Invesco Russell 1000 Equal Weight ETF
Invesco S&P 500® Enhanced Value ETF
Invesco S&P 500® ex-Rate Sensitive Low Volatility ETF
Invesco S&P 500® High Beta ETF
Invesco S&P 500® High Dividend Growers ETF
Invesco S&P 500® High Dividend Low Volatility ETF
Invesco S&P 500® Low Volatility ETF
Invesco S&P 500 Minimum Variance ETF
Invesco S&P 500® Momentum ETF
Invesco S&P 500 QVM Multi-factor ETF
Invesco S&P 500 Revenue ETF
Invesco S&P Emerging Markets Low Volatility ETF
Invesco S&P Emerging Markets Momentum ETF
Invesco S&P International Developed Low Volatility ETF
Invesco S&P International Developed Momentum ETF
Invesco S&P International Developed Quality ETF
Invesco S&P MidCap 400 QVM Multi-factor ETF
Invesco S&P MidCap 400 Revenue ETF
Invesco S&P MidCap Low Volatility ETF
Invesco S&P SmallCap 600 GARP ETF
Invesco S&P SmallCap 600 QVM Multi-factor ETF
Invesco S&P SmallCap 600 Revenue ETF
Invesco S&P SmallCap Consumer Discretionary ETF
Invesco S&P SmallCap Consumer Staples ETF
Invesco S&P SmallCap Energy ETF
Invesco S&P SmallCap Financials ETF
Invesco S&P SmallCap Health Care ETF
Invesco S&P SmallCap High Dividend Low Volatility ETF
Invesco S&P SmallCap Industrials ETF
Invesco S&P SmallCap Information Technology ETF
Invesco S&P SmallCap Low Volatility ETF
Invesco S&P SmallCap Materials ETF
Invesco S&P SmallCap Quality ETF
Invesco S&P SmallCap Utilities & Communication Services ETF
Invesco S&P Ultra Dividend Revenue ETF
Invesco Senior Loan ETF
Invesco Short Term Treasury ETF
Invesco Taxable Municipal Bond ETF
Invesco Variable Rate Preferred ETF
Also at the April 24, 2025 meeting, the Board of Trustees of the Trust, including the Independent Trustees, approved the continuation of the Investment Sub-Advisory Agreement between the Adviser and the following seven affiliated sub-advisers for each of Invesco Senior Loan ETF and Invesco Short Term Treasury ETF (the “Sub-Advisory Agreement”):  Invesco Advisers, Inc.; Invesco Asset Management Deutschland GmbH; Invesco Asset Management Limited; Invesco Asset Management (Japan) Limited; Invesco Hong Kong Limited; Invesco Senior Secured Management, Inc.; and Invesco Canada Ltd. (each, a “Sub-Adviser” and collectively, the “Sub-Advisers”).

38

Approval of Investment Advisory and Sub-Advisory Contracts—(continued)
Investment Advisory Agreement
The Trustees reviewed information from the Adviser describing:  (i) the nature, extent and quality of services provided, (ii) the investment performance of each Fund and the Adviser, (iii) the fees paid by the Funds and comparisons to amounts paid by other comparable registered investment companies, (iv) the costs of services provided and estimated profits realized by the Adviser, as applicable, (v) the extent to which economies of scale may be realized as a Fund grows and whether fee levels reflect any possible economies of scale for the benefit of Fund shareholders and (vi) any further benefits realized by the Adviser or its affiliates from the Adviser’s relationship with the Funds.
Nature, Extent and Quality of Services. In evaluating the nature, extent and quality of the Adviser’s services, the Trustees reviewed information concerning the functions performed by the Adviser for the Funds, information describing the Adviser’s current organization and staffing, including operational support provided by the Adviser’s parent organization, Invesco Ltd. (“Invesco”), and the background and experience of the persons responsible for the day-to-day management of the Funds.  The Trustees reviewed matters related to the Adviser’s execution and/or oversight of execution of portfolio transactions on behalf of the Funds.
The Trustees reviewed information on the performance of the Funds and their underlying indexes for the one-year, three-year, five-year, ten-year and since-inception periods ended December 31, 2024, as applicable, including reports for each of those periods on the correlation and tracking error between each Fund’s performance and the performance of its underlying index, as well as the Adviser’s analysis of the tracking error and correlation between certain Funds and their underlying indexes.  In reviewing the tracking error reports, the Trustees considered information provided by Invesco’s independent performance and risk management group with respect to general expected tracking error ranges.  The Trustees also considered that certain Funds were created in connection with the purchases by Invesco of the exchange-traded funds (“ETFs”) businesses of Guggenheim Capital LLC (“Guggenheim”) on May 18, 2018 and Massachusetts Mutual Life Insurance Company (“Oppenheimer”) on May 24, 2019 (each, a “Transaction”), and that each such Fund’s performance prior to the closing of the applicable Transaction is that of its predecessor Guggenheim ETF or Oppenheimer ETF.  The Trustees noted that, for each applicable period, the correlation for each Fund, other than the one-year period for Invesco Floating Rate Municipal Income ETF and for Invesco Senior Loan ETF, was within the targeted range set forth in the Trust’s registration statement.  The Trustees reviewed the reasons provided by the Adviser for Invesco Floating Rate Municipal Income ETF’s and Invesco Senior Loan ETF’s correlation to its respective underlying index.  The Trustees noted that, for each applicable period, the tracking error for all Funds was within the targeted range set forth in the Trust’s registration statement.  The Board concluded that each Fund’s correlation to its underlying index and the tracking error for each Fund were within an acceptable range given that Fund’s particular circumstances.
The Trustees considered the services provided by the Adviser in its oversight of the Funds’ administrator, custodian and transfer agent, and its oversight of the Sub-Advisers for Invesco Senior Loan ETF and Invesco Short Term Treasury ETF.  They noted the significant amount of time, effort and resources that had been devoted to this oversight function.
Based on its review, the Board concluded that the nature, extent and quality of services provided by the Adviser to the Funds under the Investment Advisory Agreement were appropriate and reasonable.
Fees, Expenses and Profitability. The Trustees reviewed and discussed the information provided by the Adviser on each Fund’s net expense ratio and unitary advisory fee.  The Trustees noted that the annual advisory fee charged to each Fund, as set forth below, is a unitary advisory fee and that the Adviser compensates each Sub-Adviser (as applicable) from its unitary advisory fee and pays all other operating expenses of each Fund, except that each Fund pays its brokerage expenses, taxes, interest (including, for Invesco Senior Loan ETF, interest expenses associated with any draws on its line of credit), acquired fund fees and expenses, if any, litigation expenses, costs incurred in connection with proxies (except certain proxies) and other extraordinary expenses:
●
0.04% of the Fund’s average daily net assets for Invesco MSCI USA ETF;
●
0.07% of the Fund’s average daily net assets for Invesco 0-5 Yr US TIPS ETF;
●
0.08% of the Fund’s average daily net assets for Invesco Short Term Treasury ETF;
●
0.10% of the Fund’s average daily net assets for Invesco MSCI Global Climate 500 ETF and Invesco S&P 500 Minimum Variance ETF;
●
0.11% of the Fund’s average daily net assets for Invesco S&P 500 QVM Multi-factor ETF;

39

Approval of Investment Advisory and Sub-Advisory Contracts—(continued)
●
0.13% of the Fund’s average daily net assets for Invesco S&P 500 Enhanced Value ETF and Invesco S&P 500 Momentum ETF;
●
0.15% of the Fund’s average daily net assets for Invesco Equal Weight
0-30 Year Treasury ETF, Invesco NASDAQ 100 ETF, Invesco NASDAQ Next Gen 100 ETF, Invesco S&P MidCap 400 QVM Multi-factor ETF and Invesco S&P SmallCap 600 QVM Multi-factor ETF;
●
0.19% of the Fund’s average daily net assets for Invesco Nasdaq Biotechnology ETF and Invesco PHLX Semiconductor ETF;
●
0.20% of the Fund’s average daily net assets for Invesco ESG NASDAQ 100 ETF, Invesco ESG NASDAQ Next Gen 100 ETF, Invesco ESG S&P 500 Equal Weight ETF, Invesco NASDAQ Future Gen 200 ETF and Invesco Russell 1000 Equal Weight ETF;
●
0.22% of the Fund’s average daily net assets for Invesco Fundamental Investment Grade Corporate Bond ETF;
●
0.25% of the Fund’s average daily net assets for Invesco Floating Rate Municipal Income ETF, Invesco S&P 500® ex-Rate Sensitive Low Volatility ETF, Invesco S&P 500® High Beta ETF, Invesco S&P 500® Low Volatility ETF, Invesco S&P International Developed Low Volatility ETF, Invesco S&P International Developed Momentum ETF, Invesco S&P MidCap Low Volatility ETF and Invesco S&P SmallCap Low Volatility ETF;
●
0.28% of the Fund’s average daily net assets for Invesco California AMT-Free Municipal Bond ETF, Invesco National AMT-Free Municipal Bond ETF, Invesco New York AMT-Free Municipal Bond ETF and Invesco Taxable Municipal Bond ETF;
●
0.29% of the Fund’s average daily net assets for Invesco S&P Emerging Markets Low Volatility ETF, Invesco S&P Emerging Markets Momentum ETF, Invesco S&P International Developed Quality ETF, Invesco S&P SmallCap Consumer Discretionary ETF, Invesco S&P SmallCap Consumer Staples ETF, Invesco S&P SmallCap Energy ETF, Invesco S&P SmallCap Financials ETF, Invesco S&P SmallCap Health Care ETF, Invesco S&P SmallCap Industrials ETF, Invesco S&P SmallCap Information Technology ETF, Invesco S&P SmallCap Materials ETF, Invesco S&P SmallCap Quality ETF and Invesco S&P SmallCap Utilities & Communication Services ETF;
●
0.30% of the Fund’s average daily net assets for Invesco S&P 500® High Dividend Low Volatility ETF and Invesco S&P SmallCap High Dividend Low Volatility ETF;
●
0.35% of the Fund’s average daily net assets for Invesco Global ex-US High Yield Corporate Bond ETF, Invesco KBW Bank ETF, Invesco KBW High Dividend Yield Financial ETF, Invesco KBW Premium Yield Equity REIT ETF, Invesco KBW Property & Casualty Insurance ETF, Invesco KBW Regional Banking ETF and Invesco S&P SmallCap 600 GARP ETF;
●
0.39% of the Fund’s average daily net assets for Invesco MSCI Green Building ETF, Invesco Nasdaq Free Cash Flow Achievers ETF, Invesco S&P 500 High Dividend Growers ETF, Invesco S&P 500 Revenue ETF, Invesco S&P MidCap 400 Revenue ETF, Invesco S&P SmallCap 600 Revenue ETF and Invesco S&P Ultra Dividend Revenue ETF;
●
0.43% of the Fund’s average daily net assets for Invesco RAFI Developed Markets ex-U.S. ETF;
●
0.47% of the Fund’s average daily net assets for Invesco RAFI Developed Markets ex-U.S. Small-Mid ETF and Invesco RAFI Emerging Markets ETF;
●
0.50% of the Fund’s average daily net assets for Invesco CEF Income Composite ETF, Invesco Emerging Markets Sovereign Debt ETF, Invesco Fundamental High Yield® Corporate Bond ETF, Invesco International Corporate Bond ETF, Invesco Preferred ETF and Invesco Variable Rate Preferred ETF;
●
0.55% of the Fund’s average daily net assets for Invesco International BuyBack AchieversTM ETF;
●
0.60% of the Fund’s average daily net assets for Invesco Dorsey Wright SmallCap Momentum ETF, Invesco Alerian Galaxy Blockchain Users and Decentralized Commerce ETF and Invesco Alerian Galaxy Crypto Economy ETF;
●
0.65% of the Fund’s average daily net assets for Invesco Senior Loan ETF and Invesco China Technology ETF;
●
0.75% of the Fund’s average daily net assets for Invesco Global Clean Energy ETF and Invesco Global Water ETF;
●
0.80% of the Fund’s average daily net assets for Invesco Dorsey Wright Developed Markets Momentum ETF; and
●
0.90% of the Fund’s average daily net assets for Invesco Dorsey Wright Emerging Markets Momentum ETF.
The Trustees compared each Fund’s net expense ratio to information compiled by the Adviser from Lipper Inc. (“Lipper”) databases on the net expense ratios of comparable ETFs, open-end (non-ETF) index funds and open-end (non-ETF) actively-managed funds, as applicable.  The Trustees noted that the net expense ratios for certain Funds were equal to or lower than the median net expense ratios of their ETF and open-end index peer funds, as applicable, as illustrated in the table below.  The

40

Approval of Investment Advisory and Sub-Advisory Contracts—(continued)
Trustees also noted that the net expense ratios for all of the Funds were lower than the median net expense ratios of their open-end actively-managed peer funds.  The Trustees noted that a portion of each Fund’s operating expenses was attributable to a sub-license fee payable out of the unitary advisory fee charged to that Fund.
Invesco Fund	Equal to/Lower than ETF Peer Median*	Equal to/Lower than Open-End Index Fund Peer Median*	Lower than Open-End Active Fund Peer Median
Invesco 0-5 Yr US TIPS ETF	X		X
Invesco Alerian Galaxy Blockchain Users and Decentralized Commerce ETF	X	N/A	X
Invesco Alerian Galaxy Crypto Economy ETF	X	N/A	X
Invesco California AMT-Free Municipal Bond ETF		N/A	X
Invesco CEF Income Composite ETF	X	N/A	X
Invesco China Technology ETF		N/A	X
Invesco Dorsey Wright Developed Markets Momentum ETF			X
Invesco Dorsey Wright Emerging Markets Momentum ETF			X
Invesco Dorsey Wright SmallCap Momentum ETF			X
Invesco Emerging Markets Sovereign Debt ETF			X
Invesco Equal Weight 0-30 Year Treasury ETF			X
Invesco ESG NASDAQ 100 ETF			X
Invesco ESG NASDAQ Next Gen 100 ETF	X		X
Invesco ESG S&P 500 Equal Weight ETF	X		X
Invesco Floating Rate Municipal Income ETF		N/A	X
Invesco Fundamental High Yield® Corporate Bond ETF		X	X
Invesco Fundamental Investment Grade Corporate Bond ETF			X
Invesco Global Clean Energy ETF		X	X
Invesco Global ex-US High Yield Corporate Bond ETF	X	N/A	X
Invesco Global Water ETF		X	X
Invesco International BuyBack AchieversTM ETF		X	X
Invesco International Corporate Bond ETF			X
Invesco KBW Bank ETF	X		X
Invesco KBW High Dividend Yield Financial ETF	X		X
Invesco KBW Premium Yield Equity REIT ETF	X		X
Invesco KBW Property & Casualty Insurance ETF	X		X
Invesco KBW Regional Banking ETF	X		X
Invesco MSCI Global Climate 500 ETF	X	X	X
Invesco MSCI Green Building ETF	X	N/A	X
Invesco MSCI USA ETF	X	X	X
Invesco NASDAQ 100 ETF	X	X	X
Invesco Nasdaq Biotechnology ETF	X		X
Invesco Nasdaq Free Cash Flow Achievers ETF		X	X
Invesco NASDAQ Future Gen 200 ETF			X
Invesco NASDAQ Next Gen 100 ETF	X		X
Invesco National AMT-Free Municipal Bond ETF			X
Invesco New York AMT-Free Municipal Bond ETF		N/A	X
Invesco PHLX Semiconductor ETF	X		X
Invesco Preferred ETF		N/A	X
Invesco RAFI Developed Markets ex-U.S. ETF			X
Invesco RAFI Developed Markets ex-U.S. Small-Mid ETF			X
Invesco RAFI Emerging Markets ETF			X

41

Approval of Investment Advisory and Sub-Advisory Contracts—(continued)
Invesco Fund	Equal to/Lower than ETF Peer Median*	Equal to/Lower than Open-End Index Fund Peer Median*	Lower than Open-End Active Fund Peer Median
Invesco Russell 1000 Equal Weight ETF	X		X
Invesco S&P 500 Enhanced Value ETF	X		X
Invesco S&P 500® ex-Rate Sensitive Low Volatility ETF	X		X
Invesco S&P 500® High Beta ETF	X		X
Invesco S&P 500® High Dividend Growers ETF			X
Invesco S&P 500® High Dividend Low Volatility ETF	X	X	X
Invesco S&P 500® Low Volatility ETF	X		X
Invesco S&P 500 Minimum Variance ETF	X	X	X
Invesco S&P 500® Momentum ETF	X		X
Invesco S&P 500 QVM Multi-factor ETF	X	X	X
Invesco S&P 500 Revenue ETF			X
Invesco S&P Emerging Markets Low Volatility ETF	X		X
Invesco S&P Emerging Markets Momentum ETF	X		X
Invesco S&P International Developed Low Volatility ETF	X	X	X
Invesco S&P International Developed Momentum ETF	X		X
Invesco S&P International Developed Quality ETF	X		X
Invesco S&P MidCap 400 QVM Multi-factor ETF	X	X	X
Invesco S&P MidCap 400 Revenue ETF			X
Invesco S&P MidCap Low Volatility ETF			X
Invesco S&P SmallCap 600 GARP ETF			X
Invesco S&P SmallCap 600 QVM Multi-factor ETF	X	X	X
Invesco S&P SmallCap 600 Revenue ETF		X	X
Invesco S&P SmallCap Consumer Discretionary ETF	X		X
Invesco S&P SmallCap Consumer Staples ETF	X		X
Invesco S&P SmallCap Energy ETF	X		X
Invesco S&P SmallCap Financials ETF	X		X
Invesco S&P SmallCap Health Care ETF	X		X
Invesco S&P SmallCap High Dividend Low Volatility ETF	X	X	X
Invesco S&P SmallCap Industrials ETF	X		X
Invesco S&P SmallCap Information Technology ETF	X		X
Invesco S&P SmallCap Low Volatility ETF			X
Invesco S&P SmallCap Materials ETF	X		X
Invesco S&P SmallCap Quality ETF			X
Invesco S&P SmallCap Utilities & Communication Services ETF	X	X	X
Invesco S&P Ultra Dividend Revenue ETF		X	X
Invesco Senior Loan ETF	N/A	N/A	X
Invesco Short Term Treasury ETF	X		X
Invesco Taxable Municipal Bond ETF		X	X
Invesco Variable Rate Preferred ETF		X	X

*	The information provided by the Adviser indicated that certain Funds did not have any ETF or open-end index fund peers. Those Funds have been designated in this column with an “N/A” for not available.
In response to questions from the Independent Trustees, the Adviser provided supplemental information regarding each of Invesco Dorsey Wright Emerging Markets Momentum ETF’s, Invesco Global Clean Energy ETF’s, Invesco International Corporate Bond ETF’s, Invesco RAFI Developed Markets ex-U.S. ETF’s, Invesco California AMT-Free Municipal Bond ETF’s, Invesco National AMT-Free Municipal Bond ETF’s, Invesco New York AMT-Free Municipal Bond ETF’s, Invesco Taxable Municipal Bond ETF’s and Invesco Floating Rate Municipal Income ETF’s advisory fees and total expenses and the Lipper peer data.  The Adviser explained

42

Approval of Investment Advisory and Sub-Advisory Contracts—(continued)
its view that the advisory fees and total expenses for these Funds are competitive and generally in line with other comparable funds in the marketplace, particularly in light of the level and nature of services provided and the investment management style of the Adviser.  The Trustees also considered the Adviser’s statements regarding its pricing philosophy and the differing pricing philosophy of certain of the peers.
The Trustees noted information, including fee information, provided by the Adviser regarding other investment products to which it provides investment advisory services, including products that have investment strategies comparable to certain of the Funds.  The Trustees considered the Adviser’s explanation of the differences between the services provided to the Funds and to the other investment products it advises, noting the Adviser’s statement that the management and oversight of the Funds requires substantially more labor and expense.
Based on all of the information provided, the Board concluded that each Fund’s unitary advisory fee was reasonable and appropriate in light of the services provided, the nature of the index, the distinguishing factors of the Fund, and the administrative, operational and management oversight costs for the Adviser.
In conjunction with their review of the unitary advisory fees, the Trustees considered information provided by the Adviser on the revenues received by the Adviser under the Investment Advisory Agreement for the Funds.  The Trustees reviewed information provided by the Adviser regarding its overall profitability, as well as the estimated profitability to the Adviser from its relationship to each Fund.  The Trustees did not consider the revenues received by the Adviser under the Investment Advisory Agreement or the estimated profitability of the Adviser in managing Invesco S&P SmallCap 600 GARP ETF or Invesco MSCI Global Climate 500 ETF because those Funds had not completed a full year of operations as of December 31, 2024. With respect to the Adviser’s profitability information, the Trustees considered that there is no recognized standard or uniform methodology for determining profitability for this purpose.  Furthermore, the Trustees noted that there are limitations inherent in allocating costs and calculating profitability for an organization such as the Adviser’s.  Based on the information provided, the Board concluded that the overall and estimated profitability to the Adviser was not unreasonable.
Economies of Scale and Whether Fee Levels Reflect These Economies of Scale. The Trustees reviewed the information provided by the Adviser as to the extent to which economies of scale may be realized as each Fund grows and whether fee levels reflect economies of scale for the benefit of the Fund’s shareholders.  The Trustees reviewed each Fund’s asset size and unitary advisory fee.  The Trustees noted that any reduction in fixed costs associated with the management of the Funds would be enjoyed by the Adviser, but a unitary advisory fee provides a level of certainty in expenses for the Funds.  The Trustees also noted that the Adviser has reduced advisory fees for the Invesco ETFs numerous times since 2011, including through permanent advisory fee reductions and various advisory fee waivers.  The Board considered whether the unitary advisory fee rate for each Fund was reasonable in relation to the asset size of that Fund and concluded that the unitary advisory fee rates were reasonable and appropriate.
Fall-out Benefits. The Trustees considered that the Adviser identified no additional benefits it receives from its relationship with the Funds, and noted that the Adviser is not a party to any soft-dollar, commission recapture or directed brokerage arrangements with respect to the Funds.  The Trustees also considered benefits received by affiliates of the Adviser that may be directly or indirectly attributed to the Adviser’s relationship with the Funds, including brokerage fees, advisory fees from affiliated money market cash management vehicles and fees as the Funds’ securities lending agent.  The Trustees also considered that Invesco Distributors, Inc., an affiliate of the Adviser, serves as each Fund’s distributor and is paid a distribution fee by the Adviser.  The Board concluded that each Fund’s unitary advisory fee was reasonable, taking into account any ancillary benefits received by affiliates of the Adviser.
Based on all of the information considered and the conclusions reached, the Board, including the Independent Trustees, determined to approve the continuation of the Investment Advisory Agreement for each Fund.  No single factor was determinative in the Board’s analysis.
Investment Sub-Advisory Agreement
As noted above, the Board of Trustees of the Trust, including the Independent Trustees, approved the continuation of the Sub-Advisory Agreement for each of Invesco Senior Loan ETF and Invesco Short Term Treasury ETF at a meeting held on April 24, 2025.  The review process followed by the Board is described in detail above.  In connection with the review of the Sub-Advisory Agreement, the Board considered the factors described below, among others.

43

Approval of Investment Advisory and Sub-Advisory Contracts—(continued)
Nature, Extent and Quality of Services. The Trustees considered the nature, extent and quality of services provided to Invesco Senior Loan ETF and Invesco Short Term Treasury ETF under the Sub-Advisory Agreement.  The Trustees reviewed the qualifications and background of each Sub-Adviser, the services provided by each Sub-Adviser, the investment approach of the Sub-Adviser whose investment personnel manage Invesco Senior Loan ETF’s and Invesco Short Term Treasury ETF’s assets, and the experience and skills of the investment personnel responsible for the day-to-day management of the Funds.
Based on its review, the Board concluded that the nature, extent and quality of services provided by the Sub-Advisers to Invesco Senior Loan ETF and Invesco Short Term Treasury ETF under the Sub-Advisory Agreement were appropriate and reasonable.
Fees, Expenses and Profitability. The Trustees reviewed and discussed the information provided by the Adviser and the Sub-Advisers on the sub-advisory fee rate under the Sub-Advisory Agreement.  The Trustees noted that the sub-advisory fee charged by the Sub-Advisers under the Sub-Advisory Agreement is consistent with the compensation structure used throughout Invesco when Invesco’s affiliates provide sub-advisory services for funds managed by other Invesco affiliates.  The Trustees considered how the sub-advisory fees relate to the overall advisory fee for each of Invesco Senior Loan ETF and Invesco Short Term Treasury ETF and noted that the Adviser compensates each Sub-Adviser from its fee.
The Trustees also reviewed the financial statements provided by Invesco Senior Secured Management, Inc., in connection with the March 13 and April 24, 2025 Board meetings, and Invesco Advisers, Inc., in connection with the April 24, 2025 meeting, and they noted the net income generated by each firm.  The Trustees noted that the Adviser compensates each Sub-Adviser from its fee and that the Adviser provided profitability information with respect to Invesco Senior Loan ETF and Invesco Short Term Treasury ETF.
Economies of Scale and Whether Fee Levels Reflect These Economies of Scale.  As part of their review of the Investment Advisory Agreement for Invesco Senior Loan ETF and Invesco Short Term Treasury ETF, the Trustees considered the extent to which economies of scale may be realized as each Fund grows and whether fee levels reflect economies of scale for the benefit of the Fund’s shareholders.  The Board considered whether the sub-advisory fee rate for Invesco Senior Loan ETF and Invesco Short Term Treasury ETF was reasonable in relation to the asset size of the Funds and concluded that the flat sub-advisory fee rate was reasonable and appropriate.
Fall-out Benefits. The Trustees noted that Invesco Advisers, Inc. receives management fees from affiliated money market funds into which the Funds’ and other Invesco ETFs’ excess cash and securities lending collateral may be invested, and that the Adviser waives its fees with respect to each Fund in an amount equal to the fees received by Invesco Advisers, Inc. on the Fund’s excess cash invested in the affiliated money market funds.  The Trustees also noted the fees received by Invesco Advisers, Inc. in its capacity as securities lending agent for the Invesco ETFs.  The Trustees noted that the Sub-Advisers had not identified any further benefits that they received from their relationships with Invesco Senior Loan ETF and Invesco Short Term Treasury ETF, and that the Sub-Advisers generally do not use or generate soft-dollars with respect to the Funds.  The Board concluded that the sub-advisory fee with respect to each Fund was reasonable, taking into account any ancillary benefits received by the Sub-Advisers.
Based on all of the information considered and the conclusions reached, the Board, including the Independent Trustees, determined to approve the continuation of the Sub-Advisory Agreement for Invesco Senior Loan ETF and Invesco Short Term Treasury ETF.  No single factor was determinative in the Board’s analysis.

44

Other Information Required in Form N-CSR (Items 8-11)
Changes in and Disagreements with Accountants for Open-End Management Investment Companies
Not applicable.
Proxy Disclosures for Open-End Management Investment Companies
Not applicable.
Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies
Remuneration paid to the Funds’ trustees or officers and others, if any, is disclosed within the financial statements.
Statement Regarding Basis for Approval of Investment Advisory Contracts
The statement regarding basis for approval of investment advisory contracts can be found in the Approval of Investment Advisory and Sub-Advisory Contracts section of this report.

45

©2025 Invesco Capital Management LLC
3500 Lacey Road, Suite 700
Downers Grove, IL 60515
P-HBLV-NCSRS
invesco.com/ETFs

Invesco Semi-Annual Financial Statements and Other Information
April 30, 2025
CQQQ	Invesco China Technology ETF
PIZ	Invesco Dorsey Wright Developed Markets Momentum ETF
PIE	Invesco Dorsey Wright Emerging Markets Momentum ETF
PBD	Invesco Global Clean Energy ETF
PIO	Invesco Global Water ETF
IPKW	Invesco International BuyBack AchieversTM ETF
KLMT	Invesco MSCI Global Climate 500 ETF
CUT	Invesco MSCI Global Timber ETF
GBLD	Invesco MSCI Green Building ETF
PXF	Invesco RAFI Developed Markets ex-U.S. ETF (formerly, Invesco FTSE RAFI Developed Markets ex-U.S. ETF)
PDN	Invesco RAFI Developed Markets ex-U.S. Small-Mid ETF (formerly, Invesco FTSE RAFI Developed Markets ex-U.S. Small-Mid ETF)
PXH	Invesco RAFI Emerging Markets ETF (formerly, Invesco FTSE RAFI Emerging Markets ETF)
CGW	Invesco S&P Global Water Index ETF
IDHQ	Invesco S&P International Developed Quality ETF

2

Invesco China Technology ETF (CQQQ)
April 30, 2025
(Unaudited)
Schedule of Investments(a)

	Shares	Value
Common Stocks & Other Equity Interests-99.97%
Broadline Retail-7.95%
PDD Holdings, Inc., ADR (China)(b)(c)	714,627	$75,443,172
Capital Markets-0.88%
Hithink RoyalFlush Information Network Co. Ltd., A Shares (China)	234,700	8,327,075
Electrical Equipment-0.71%
China XD Electric Co. Ltd., A Shares (China)	2,237,501	1,914,308
Qingdao TGOOD Electric Co. Ltd., A Shares (China)	460,918	1,468,537
Sieyuan Electric Co. Ltd., A Shares (China)	337,820	3,350,997
		6,733,842
Electronic Equipment, Instruments & Components-12.46%
Avary Holding Shenzhen Co. Ltd., A Shares (China)	361,756	1,429,058
Beijing Yuanliu Hongyuan Electronic Technology Co. Ltd., A Shares (China)	90,586	652,001
BOE Technology Group Co. Ltd., A Shares (China)	16,132,874	8,532,195
BOE Technology Group Co. Ltd., B Shares (China)	4,320,660	1,437,691
Chaozhou Three-Circle (Group) Co. Ltd., A Shares (China)	836,590	3,960,808
China Zhenhua (Group) Science & Technology Co. Ltd., A Shares (China)	241,859	1,708,432
Everdisplay Optronics (Shanghai) Co. Ltd., A Shares (China)(b)	4,976,800	1,494,235
Guangzhou Shiyuan Electronic Technology Co. Ltd., A Shares (China)	306,260	1,417,834
Hengdian Group DMEGC Magnetics Co. Ltd., A Shares (China)	710,100	1,278,511
Huagong Tech Co. Ltd., A Shares (China)	438,900	2,451,562
IRICO Display Devices Co. Ltd. (China)(b)	1,566,300	1,444,389
Kingboard Laminates Holdings Ltd. (China)(c)	6,509,909	6,797,490
Lens Technology Co. Ltd., A Shares (China)	2,175,200	6,257,152
Leyard Optoelectronic Co. Ltd., A Shares (China)	1,184,900	1,003,723
Lingyi iTech Guangdong Co., A Shares (China)	3,059,200	3,370,050
Maxscend Microelectronics Co. Ltd., A Shares (China)	207,946	2,148,999
Raytron Technology Co. Ltd., A Shares (China)	198,771	1,530,541
Shanghai BOCHU Electronic Technology Corp. Ltd., A Shares (China)	82,526	2,210,601
Shengyi Electronics Co. Ltd., A Shares (China)(b)	346,400	1,240,953
Shengyi Technology Co. Ltd., A Shares (China)	1,060,419	3,558,378
Shennan Circuits Co. Ltd., A Shares (China)	80,864	1,220,000
Shenzhen Everwin Precision Technology Co. Ltd., A Shares (China)(b)	590,180	1,754,217
	Shares	Value
Electronic Equipment, Instruments & Components-(continued)
Shenzhen Huaqiang Industry Co. Ltd., A Shares (China)	423,875	$1,493,719
Shenzhen Kaifa Technology Co. Ltd., A Shares (China)	681,217	1,682,051
Shenzhen Kinwong Electronic Co. Ltd., A Shares (China)	407,020	1,565,541
Sunny Optical Technology Group Co. Ltd. (China)(c)	4,052,468	34,102,481
TCL Technology Group Corp., A Shares (China)	8,197,110	4,678,110
Tianma Microelectronics Co. Ltd., A Shares (China)(b)	1,008,252	1,107,773
Tunghsu Optoelectronic Technology Co. Ltd., A Shares (China)(b)(d)	2,101,000	10,965
Unisplendour Corp. Ltd., A Shares (China)	579,658	2,012,965
Universal Scientific Industrial Shanghai Co. Ltd., A Shares (China)	364,200	695,552
Victory Giant Technology (HuiZhou) Co. Ltd. (China)	376,600	3,838,713
WUS Printed Circuit Kunshan Co. Ltd., A Shares (China)	834,610	3,229,180
Xiamen Faratronic Co. Ltd., A Shares (China)	98,300	1,408,878
Zhejiang Crystal-Optech Co. Ltd., A Shares (China)	606,970	1,644,985
Zhejiang Dahua Technology Co. Ltd., A Shares (China)	1,438,100	3,119,820
Zhuzhou Hongda Electronics Corp. Ltd., A Shares (China)	174,200	808,140
		118,297,693
Entertainment-2.76%
Hangzhou Shunwang Technology Co. Ltd., A Shares (China)	303,300	782,167
Kingsoft Corp. Ltd. (China)(c)	5,095,533	25,390,961
		26,173,128
Hotels, Restaurants & Leisure-8.55%
Meituan, B Shares (China)(b)(e)	4,415,643	73,120,220
TravelSky Technology Ltd., H Shares (China)	5,815,463	8,096,415
		81,216,635
Interactive Media & Services-29.23%
Autohome, Inc., ADR (China)(c)	404,770	11,042,126
Baidu, Inc., A Shares (China)(b)	6,497,924	71,661,053
Bilibili, Inc., Z Shares (China)(b)(c)	1,768,035	31,039,772
JOYY, Inc., ADR (China)	180,102	7,412,998
Kuaishou Technology (China)(b)(c)(e)	7,865,222	51,918,785
Tencent Holdings Ltd. (China)	1,631,315	99,931,197
Visual China Group Co. Ltd., A Shares (China)	239,600	676,767
Weibo Corp., A Shares (China)	455,960	3,768,911
		277,451,609
IT Services-2.80%
Beijing Sinnet Technology Co. Ltd., A Shares (China)	784,700	1,563,797
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

3

Invesco China Technology ETF (CQQQ)—(continued)
April 30, 2025
(Unaudited)
	Shares	Value
IT Services-(continued)
China TransInfo Technology Co. Ltd., A Shares (China)	443,871	$559,736
DHC Software Co. Ltd., A Shares (China)	1,399,200	1,898,512
Digital China Information Service Group Co. Ltd., A Shares (China)	259,000	381,420
GDS Holdings Ltd., A Shares (China)(b)	4,912,446	15,584,617
iSoftStone Information Technology (Group) Co. Ltd., A Shares (China)	415,900	3,328,026
Taiji Computer Corp. Ltd., A Shares (China)	272,373	904,039
Wangsu Science & Technology Co. Ltd., A Shares (China)	1,065,345	1,721,250
Wonders Information Co. Ltd., A Shares (China)(b)	630,500	644,958
		26,586,355
Media-1.12%
China Literature Ltd. (China)(b)(c)(e)	2,500,453	8,683,733
NanJi E-Commerce Co. Ltd., A Shares (China)	1,072,668	650,013
People.cn Co. Ltd., A Shares (China)	482,600	1,316,722
		10,650,468
Semiconductors & Semiconductor Equipment-18.98%
3Peak, Inc., A Shares (China)(b)	57,915	1,242,340
ACM Research (Shanghai), Inc., A Shares (China)	103,400	1,495,561
Advanced Micro-Fabrication Equipment, Inc., A Shares (China)	270,849	7,030,523
All Winner Technology Co. Ltd., A Shares (China)	307,259	1,706,891
Amlogic Shanghai Co. Ltd., A Shares (China)(b)	182,615	1,819,510
ASR Microelectronics Co. Ltd., A Shares (China)(b)	182,600	2,416,382
Bestechnic (Shanghai) Co. Ltd. (China)	52,400	3,202,574
Cambricon Technologies Corp. Ltd. (China)(b)	182,000	17,667,529
China Resources Microelectronics Ltd., A Shares (China)	422,473	2,680,553
GalaxyCore, Inc., A Shares (China)	1,135,200	2,158,189
GigaDevice Semiconductor, Inc., A Shares (China)(b)	291,064	5,163,428
Goke Microelectronics Co. Ltd., A Shares (China)	94,900	904,451
Guobo Electronics Co. Ltd., A Shares (China)	260,163	1,783,583
Hangzhou Chang Chuan Technology Co. Ltd., A Shares (China)	273,602	1,581,653
Hangzhou Lion Microelectronics Co. Ltd., A Shares (China)	295,484	1,058,506
Hangzhou Silan Microelectronics Co. Ltd., A Shares (China)(b)	726,400	2,507,957
Hoyuan Green Energy Co. Ltd., A Shares (China)	268,335	525,108
Hua Hong Semiconductor Ltd. (China)(c)(e)	3,694,989	16,898,535
Hua Hong Semiconductor Ltd., A Shares (China)	162,089	1,148,298
Hwatsing Technology Co. Ltd., A Shares (China)	82,734	1,887,534
	Shares	Value
Semiconductors & Semiconductor Equipment-(continued)
Hygon Information Technology Co. Ltd., A Shares (China)	1,014,560	$20,798,037
Ingenic Semiconductor Co. Ltd., A Shares (China)	169,600	1,585,957
JCET Group Co. Ltd., A Shares (China)	780,900	3,597,312
Jiangsu Pacific Quartz Co. Ltd., A Shares (China)	211,150	942,021
Loongson Technology Corp. Ltd., A Shares (China)(b)	175,090	3,135,909
Montage Technology Co. Ltd., A Shares (China)	498,289	5,274,822
National Silicon Industry Group Co. Ltd., A Shares (China)	1,199,200	2,886,260
NAURA Technology Group Co. Ltd., A Shares (China)	231,457	14,393,592
Nexchip Semiconductor Corp., A Shares (China)(b)	547,394	1,612,483
Piotech, Inc., A Shares (China)	94,711	2,042,070
Rockchip Electronics Co. Ltd., A Shares (China)	66,408	1,563,566
Sanan Optoelectronics Co. Ltd., A Shares (China)	2,177,800	3,685,522
SG Micro Corp., A Shares (China)	204,020	2,846,002
Shanghai Awinic Technology Co. Ltd., A Shares (China)	101,200	1,018,778
Shanghai Fudan Microelectronics Group Co. Ltd., A Shares (China)	125,417	825,474
Shanghai Fudan Microelectronics Group Co. Ltd., H Shares (China)(c)	1,770,892	6,373,528
Shenzhen Goodix Technology Co. Ltd., A Shares (China)	199,800	1,931,724
SICC Co. Ltd., A Shares (China)(b)	187,600	1,500,670
StarPower Semiconductor Ltd., A Shares (China)	93,380	1,060,141
Suzhou Centec Communications Co. Ltd. (China)(b)	105,227	966,998
Suzhou Novosense Microelectronics Co. Ltd., A Shares (China)(b)	50,200	1,296,482
Tianshui Huatian Technology Co. Ltd., A Shares (China)	1,398,800	1,786,782
TongFu Microelectronics Co. Ltd., A Shares (China)	662,100	2,335,460
Unigroup Guoxin Microelectronics Co. Ltd., A Shares (China)	370,959	3,273,817
United Nova Technology Co. Ltd., A Shares (China)(b)	1,716,070	1,096,907
Vanchip (Tianjin) Technology Co. Ltd., A Shares (China)	165,400	714,738
Verisilicon Microelectronics (Shanghai) Co. Ltd. (China)(b)	218,400	2,894,917
Will Semiconductor Co. Ltd., A Shares (China)	530,649	9,638,750
Wuxi Autowell Technology Co. Ltd., A Shares (China)	104,887	477,887
Yangzhou Yangjie Electronic Technology Co. Ltd., A Shares (China)	236,645	1,578,516
Zhejiang Jingsheng Mechanical & Electrical Co. Ltd., A Shares (China)	571,600	2,160,158
		180,174,385
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

4

Invesco China Technology ETF (CQQQ)—(continued)
April 30, 2025
(Unaudited)
	Shares	Value
Software-12.26%
360 Security Technology, Inc., A Shares (China)	3,055,300	$4,309,541
Beijing E-Hualu Information Technology Co. Ltd., A Shares (China)(b)	316,000	969,874
Beijing Kingsoft Office Software, Inc., A Shares (China)	201,836	8,199,129
Beijing Shiji Information Technology Co. Ltd., A Shares (China)	1,192,425	1,368,436
Business-intelligence of Oriental Nations Corp. Ltd., A Shares (China)(b)	497,500	674,943
China National Software & Service Co. Ltd., A Shares (China)(b)	371,130	2,325,004
Empyrean Technology Co. Ltd., A Shares (China)	114,385	1,877,233
Hundsun Technologies, Inc., A Shares (China)	826,825	2,964,616
Iflytek Co. Ltd., A Shares (China)	1,010,650	6,558,639
Jiangsu Hoperun Software Co. Ltd. (China)(b)	347,700	2,487,145
Kingdee International Software Group Co. Ltd. (China)(b)(c)	17,999,664	30,617,107
Longshine Technology Group Co. Ltd., A Shares (China)	474,267	918,126
Neusoft Corp., A Shares (China)	530,300	735,413
Newland Digital Technology Co. Ltd., A Shares (China)	450,400	1,660,860
Qi An Xin Technology Group, Inc. (China)(b)	299,200	1,274,194
Sangfor Technologies, Inc., A Shares (China)	64,914	881,446
SenseTime Group, Inc., B Shares (China)(b)(c)(e)	158,269,255	30,565,068
Shanghai Baosight Software Co. Ltd., A Shares (China)	578,620	2,142,964
Shanghai Baosight Software Co. Ltd., B Shares (China)	4,513,679	6,626,938
Shanghai Stonehill Technology Co. Ltd., A Shares (China)	2,498,900	1,787,631
Shenzhen Infogem Technologies Co. Ltd., A Shares (China)(b)	308,500	1,342,320
Shenzhen Kingdom Sci-Tech Co. Ltd., A Shares (China)	412,900	839,095
Sinosoft Co. Ltd., A Shares (China)	129,648	340,963
Thunder Software Technology Co. Ltd., A Shares (China)	179,187	1,379,065
Topsec Technologies Group, Inc., A Shares (China)	515,700	513,414
Yonyou Network Technology Co. Ltd., A Shares (China)(b)	1,492,204	3,031,057
		116,390,221
	Shares	Value
Technology Hardware, Storage & Peripherals-1.93%
China Greatwall Technology Group Co. Ltd., A Shares (China)(b)	1,408,146	$2,837,711
GRG Banking Equipment Co. Ltd., A Shares (China)	1,084,000	1,845,094
Huaqin Technology Co. Ltd. (China)	129,900	1,182,908
IEIT Systems Co. Ltd., A Shares (China)	642,658	4,523,489
Legend Holdings Corp., H Shares (China)(b)(e)	3,217,302	3,194,142
Ninestar Corp., A Shares (China)(b)	618,350	1,874,277
Shenzhen Longsys Electronics Co. Ltd., A Shares (China)	135,800	1,461,447
Tsinghua Tongfang Co. Ltd., A Shares (China)(b)	1,462,500	1,403,197
		18,322,265
Textiles, Apparel & Luxury Goods-0.23%
Shijiazhuang Changshan BeiMing Technology Co. Ltd., A Shares (China)(b)	697,700	2,164,874
Trading Companies & Distributors-0.11%
Beijing United Information Technology Co. Ltd., A Shares (China)	315,579	1,028,506
Total Common Stocks & Other Equity Interests (Cost $851,719,523)		948,960,228

Money Market Funds-0.02%
Invesco Government & Agency Portfolio, Institutional Class, 4.26%(f)(g) (Cost $233,503)	233,503	233,503
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-99.99% (Cost $851,953,026)		949,193,731
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-11.39%
Invesco Private Government Fund, 4.32%(f)(g)(h)	30,005,434	30,005,434
Invesco Private Prime Fund, 4.46%(f)(g)(h)	78,093,533	78,109,152
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $108,117,343)		108,114,586
TOTAL INVESTMENTS IN SECURITIES-111.38% (Cost $960,070,369)		1,057,308,317
OTHER ASSETS LESS LIABILITIES-(11.38)%		(108,066,370)
NET ASSETS-100.00%		$949,241,947

Investment Abbreviations:
ADR	-American Depositary Receipt

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

5

Invesco China Technology ETF (CQQQ)—(continued)
April 30, 2025
(Unaudited)
Notes to Schedule of Investments:
(a)
Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	Non-income producing security.
(c)	All or a portion of this security was out on loan at April 30, 2025.
(d)	Security valued using significant unobservable inputs (Level 3). See Note 4.
(e)
Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at
April 30, 2025 was $184,380,483, which represented 19.42% of the Fund’s Net Assets.

(f)
Affiliated holding. Affiliated holdings are investments in entities which are under common ownership or control of Invesco Ltd. or are investments in entities in which the Fund owns 5% or more of the outstanding voting securities. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the six months ended April 30, 2025.

	Value October 31, 2024	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Value April 30, 2025	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$319,705	$180,725,643	$(180,811,845)	$-	$-	$233,503	$41,508
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	8,211,483	139,181,097	(117,387,146)	-	-	30,005,434	401,011 *
Invesco Private Prime Fund	21,404,078	264,221,062	(207,510,894)	(1,082)	(4,012)	78,109,152	1,032,150 *
Total	$29,935,266	$584,127,802	$(505,709,885)	$(1,082)	$(4,012)	$108,348,089	$1,474,669

*
Represents the income earned on the investment of cash collateral, which is included in securities lending income on the Statements of Operations. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(g)	The rate shown is the 7-day SEC standardized yield as of April 30, 2025.
(h)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned. See Note 2K.

This Fund has holdings greater than 10% of net assets in the following country:
China	99.97%
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

6

Invesco Dorsey Wright Developed Markets Momentum ETF (PIZ)
April 30, 2025
(Unaudited)
Schedule of Investments

	Shares	Value
Common Stocks & Other Equity Interests-99.61%
Australia-2.66%
SGH Ltd.	43,826	$1,431,749
Sigma Healthcare Ltd.(a)	1,104,780	2,129,534
Telix Pharmaceuticals Ltd.(a)(b)	106,140	1,843,105
Wesfarmers Ltd.	33,164	1,659,577
		7,063,965
Austria-0.54%
BAWAG Group AG(b)(c)	12,912	1,420,131
Belgium-0.77%
D’Ieteren Group(a)	10,162	2,036,347
Canada-14.82%
Alamos Gold, Inc., Class A	52,957	1,510,921
Constellation Software, Inc.	2,330	8,380,696
Dollarama, Inc.	58,238	7,171,711
Element Fleet Management Corp.	100,083	2,187,436
Fairfax Financial Holdings Ltd.	1,084	1,689,056
Intact Financial Corp.	8,952	1,984,242
Kinross Gold Corp.	107,984	1,590,874
Loblaw Cos. Ltd.	9,904	1,604,659
Metro, Inc.	34,646	2,664,730
Royal Bank of Canada(a)	39,457	4,726,670
Thomson Reuters Corp.	8,784	1,631,332
TMX Group Ltd.	48,419	1,958,423
WSP Global, Inc.	12,417	2,196,640
		39,297,390
Denmark-0.58%
Sydbank A/S	24,036	1,544,796
Finland-0.45%
Konecranes OYJ	17,950	1,206,755
France-5.03%
Cie de Saint-Gobain S.A.	12,170	1,327,654
EssilorLuxottica S.A.	16,839	4,868,913
Hermes International S.C.A.	1,603	4,423,716
Technip Energies N.V.	39,039	1,336,758
Thales S.A.	4,907	1,379,293
		13,336,334
Germany-10.06%
Allianz SE	4,122	1,710,633
Deutsche Boerse AG	4,775	1,543,294
Hannover Rueck SE	9,329	3,004,917
Heidelberg Materials AG	7,317	1,467,803
HOCHTIEF AG	6,916	1,312,979
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen, Class R	3,173	2,179,745
Rheinmetall AG	4,441	7,589,298
SAP SE	9,206	2,702,845
Siemens Energy AG, Class A(b)	46,826	3,626,647
thyssenkrupp AG	133,989	1,541,911
		26,680,072
Greece-1.88%
National Bank of Greece S.A.	272,861	2,905,973
Piraeus Financial Holdings S.A.	367,999	2,073,810
		4,979,783
	Shares	Value
Ireland-1.48%
AIB Group PLC	263,659	$1,778,169
Bank of Ireland Group PLC	182,040	2,144,775
		3,922,944
Israel-4.21%
Bank Hapoalim B.M.	97,568	1,431,186
Israel Discount Bank Ltd., Class A	203,686	1,521,430
Mizrahi Tefahot Bank Ltd.	120,721	6,113,010
Plus500 Ltd.	51,437	2,113,267
		11,178,893
Italy-5.66%
BPER Banca S.p.A.(a)	247,570	2,017,708
Intesa Sanpaolo S.p.A.	245,128	1,313,069
Leonardo S.p.A.	59,034	3,079,645
Recordati Industria Chimica e Farmaceutica S.p.A.(a)	60,912	3,606,692
UniCredit S.p.A.	42,661	2,490,600
Unipol Assicurazioni S.p.A.	138,391	2,490,825
		14,998,539
Japan-8.43%
ASICS Corp.	79,198	1,706,343
Chugai Pharmaceutical Co. Ltd.	29,828	1,722,474
Fujitsu Ltd.	71,417	1,590,343
Hitachi Ltd.	61,707	1,528,756
IHI Corp.	19,869	1,560,092
Mitsubishi Heavy Industries Ltd.	177,525	3,507,865
Mitsubishi UFJ Financial Group, Inc.	94,950	1,199,139
Mitsui OSK Lines Ltd.(a)	66,038	2,204,560
Sankyo Co. Ltd.	88,475	1,349,849
Sanrio Co. Ltd.	79,505	3,175,525
Sanwa Holdings Corp.	41,220	1,356,176
Sompo Holdings, Inc.	44,040	1,446,680
		22,347,802
Netherlands-0.48%
ING Groep N.V.	64,772	1,262,159
Norway-2.38%
Kongsberg Gruppen ASA	30,521	4,933,064
SpareBank 1 Sør-Norge ASA, Class B	86,012	1,376,942
		6,310,006
Portugal-0.73%
Banco Comercial Portugues S.A., Class R	3,015,654	1,935,447
Singapore-6.27%
DBS Group Holdings Ltd.	39,150	1,272,342
Oversea-Chinese Banking Corp. Ltd.	213,003	2,636,883
Sembcorp Industries Ltd.	569,314	2,880,570
Singapore Exchange Ltd.	595,919	6,557,630
Singapore Technologies Engineering Ltd.	578,665	3,286,807
		16,634,232
South Korea-5.21%
Alteogen, Inc.(b)	13,040	3,216,448
Hanwha Aerospace Co. Ltd.	13,377	7,517,929
Hyundai Rotem Co. Ltd.	18,188	1,433,561
Meritz Financial Group, Inc.	18,768	1,639,585
		13,807,523
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

7

Invesco Dorsey Wright Developed Markets Momentum ETF (PIZ)—(continued)
April 30, 2025
(Unaudited)
	Shares	Value
Spain-1.05%
Banco Bilbao Vizcaya Argentaria S.A.	89,757	$1,236,070
CaixaBank S.A.	202,266	1,555,546
		2,791,616
Sweden-4.73%
Industrivarden AB, Class A	35,547	1,251,864
Investor AB, Class B(a)	135,817	4,032,644
Lifco AB, Class B(a)	36,257	1,406,678
Saab AB, Class B(a)	57,489	2,682,665
Swedbank AB, Class A	126,448	3,163,371
		12,537,222
Switzerland-11.24%
BKW AG	9,737	1,960,697
Flughafen Zureich AG(b)	30,621	7,749,763
Partners Group Holding AG	3,653	4,807,392
Schindler Holding AG, PC	15,975	5,868,373
Swiss Life Holding AG	3,383	3,392,588
Swissquote Group Holding S.A.	8,880	4,603,913
Zurich Insurance Group AG	2,020	1,439,004
		29,821,730
United Kingdom-8.98%
3i Group PLC	32,985	1,874,164
BAE Systems PLC	66,730	1,550,460
Centrica PLC	710,141	1,523,857
Cranswick PLC	23,822	1,652,452
Halma PLC	184,808	6,836,923
Intermediate Capital Group PLC	186,760	4,708,330
RELX PLC	32,768	1,792,345
Rolls-Royce Holdings PLC	382,177	3,877,286
		23,815,817
	Shares	Value
United States-1.97%
Experian PLC	36,860	$1,837,951
Ferrovial SE	39,918	1,954,004
Novartis AG	12,553	1,438,034
		5,229,989
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-99.61% (Cost $216,700,061)		264,159,492
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-3.55%
Invesco Private Government Fund, 4.32%(d)(e)(f)	2,606,511	2,606,511
Invesco Private Prime Fund, 4.46%(d)(e)(f)	6,818,791	6,820,155
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $9,426,747)		9,426,666
TOTAL INVESTMENTS IN SECURITIES-103.16% (Cost $226,126,808)		273,586,158
OTHER ASSETS LESS LIABILITIES-(3.16)%		(8,379,127)
NET ASSETS-100.00%		$265,207,031

Investment Abbreviations:
PC-Participation Certificate

Notes to Schedule of Investments:
(a)	All or a portion of this security was out on loan at April 30, 2025.
(b)	Non-income producing security.
(c)
Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The value of this security at April 30, 2025 represented less than 1% of the Fund’s Net Assets.

(d)
Affiliated holding. Affiliated holdings are investments in entities which are under common ownership or control of Invesco Ltd. or are investments in entities in which the Fund owns 5% or more of the outstanding voting securities. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the six months ended April 30, 2025.

	Value October 31, 2024	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain (Loss)	Value April 30, 2025	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$-	$11,219,424	$(11,219,424)	$-	$-	$-	$3,014
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

8

Invesco Dorsey Wright Developed Markets Momentum ETF (PIZ)—(continued)
April 30, 2025
(Unaudited)
	Value October 31, 2024	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain (Loss)	Value April 30, 2025	Dividend Income
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	$1,835,807	$13,265,933	$(12,495,229)	$-	$-	$2,606,511	$47,334 *
Invesco Private Prime Fund	4,788,155	28,591,530	(26,558,992)	263	(801)	6,820,155	128,021 *
Total	$6,623,962	$53,076,887	$(50,273,645)	$263	$(801)	$9,426,666	$178,369

*
Represents the income earned on the investment of cash collateral, which is included in securities lending income on the Statements of Operations. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(e)	The rate shown is the 7-day SEC standardized yield as of April 30, 2025.
(f)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned. See Note 2K.
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

9

Invesco Dorsey Wright Emerging Markets Momentum ETF (PIE)
April 30, 2025
(Unaudited)
Schedule of Investments

	Shares	Value
Common Stocks & Other Equity Interests-99.80%
Brazil-4.63%
Banco do Brasil S.A.	116,500	$595,320
BB Seguridade Participacoes S.A.	97,400	735,825
Cia Energetica de Minas Gerais, Preference Shares	436,477	844,212
Embraer S.A.(a)	107,864	1,236,890
Porto Seguro S.A.	66,255	514,812
		3,927,059
China-29.40%
AAC Technologies Holdings, Inc.	122,025	584,197
Agricultural Bank of China Ltd., H Shares	840,748	513,098
Bank of China Ltd., H Shares	899,648	502,398
BYD Electronic International Co. Ltd.	109,065	452,719
China CITIC Bank Corp. Ltd., H Shares	648,814	513,224
China Galaxy Securities Co. Ltd., H Shares	467,066	424,347
China Hongqiao Group Ltd.(b)	253,241	454,624
China Reinsurance Group Corp., H Shares	3,326,535	385,814
China State Construction International Holdings Ltd.	605,914	893,236
Chongqing Rural Commercial Bank Co. Ltd., H Shares(b)	730,983	561,273
COSCO SHIPPING Holdings Co. Ltd., H Shares(b)	303,913	458,669
Dongfeng Motor Group Co. Ltd., H Shares	761,272	421,408
Everest Medicines Ltd.(a)(c)	113,789	722,829
Fufeng Group Ltd.	950,010	793,776
Hisense Home Appliances Group Co. Ltd., H Shares(b)	317,638	963,382
Hua Hong Semiconductor Ltd.(b)(c)	95,877	438,481
Kingdee International Software Group Co. Ltd.(a)(b)	268,729	457,103
Lenovo Group Ltd.	644,970	746,044
Meitu, Inc.(a)(c)	716,337	505,372
New China Life Insurance Co. Ltd., H Shares	114,277	417,378
People’s Insurance Co. (Group) of China Ltd. (The), H Shares	891,061	527,406
PICC Property & Casualty Co. Ltd., H Shares	477,154	878,752
Pop Mart International Group Ltd.(c)	122,218	3,048,625
Shanghai Fudan Microelectronics Group Co. Ltd., H Shares	156,897	564,680
Shanghai MicroPort MedBot Group Co. Ltd.(a)	231,560	562,161
Sichuan Kelun-Biotech Biopharmaceutical Co. Ltd.(a)	28,932	1,237,812
Sinotruk Hong Kong Ltd.	185,773	446,446
Sunny Optical Technology Group Co. Ltd.	40,383	339,832
TCL Electronics Holdings Ltd.	607,866	767,944
WuXi AppTec Co. Ltd., H Shares(c)	52,005	401,972
Wuxi Biologics (Cayman), Inc.(a)(c)	141,759	411,777
XD, Inc.(a)(c)	237,263	1,091,457
Xiaomi Corp., B Shares(a)(c)	187,974	1,203,588
XPeng, Inc.(a)(b)	57,234	532,854
Zai Lab Ltd.(a)(b)	125,993	401,385
Zhaojin Mining Industry Co. Ltd., H Shares(b)	321,515	766,049
Zhejiang Leapmotor Technology Co. Ltd.(a)(c)	73,277	524,453
		24,916,565
	Shares	Value
Hungary-2.78%
Magyar Telekom Telecommunications PLC	358,662	$1,701,747
OTP Bank Nyrt.	8,811	653,092
		2,354,839
Indonesia-0.59%
PT Bumi Resources Minerals Tbk(a)	21,796,753	502,553
Malaysia-5.72%
Alliance Bank Malaysia Bhd.	443,149	449,647
AMMB Holdings Bhd.	355,400	425,206
KPJ Healthcare Bhd.	1,111,601	741,023
QL Resources Bhd.	1,727,407	1,921,475
Sunway Bhd.	771,259	812,995
Telekom Malaysia Bhd.	316,334	498,538
		4,848,884
Mexico-5.87%
Gentera S.A.B. de C.V.	1,244,627	2,177,064
Grupo Aeroportuario del Pacifico S.A.B. de C.V., Class B	39,118	795,669
Qualitas Controladora S.A.B. de C.V.	181,434	2,002,957
		4,975,690
Peru-0.58%
Credicorp Ltd.	2,439	493,141
South Africa-9.41%
Fortress REIT Ltd.	1,873,348	1,990,238
Gold Fields Ltd.	33,269	745,988
Investec Ltd.	197,177	1,230,268
Nedbank Group Ltd.	44,055	601,558
OUTsurance Group Ltd.	337,103	1,386,130
Resilient REIT Ltd.(b)	145,131	473,355
Vukile Property Fund Ltd.	1,520,267	1,548,041
		7,975,578
Taiwan-34.11%
Advancetek Enterprise Co. Ltd.	944,477	2,128,797
ASE Technology Holding Co. Ltd.	105,000	447,426
Asustek Computer, Inc.	83,523	1,527,377
Capital Securities Corp.	1,027,000	835,566
CTBC Financial Holding Co. Ltd.	379,920	468,153
Delta Electronics, Inc.	65,535	686,689
Eva Airways Corp.	670,449	805,296
Evergreen Marine Corp. Taiwan Ltd.	66,437	430,444
Everlight Electronics Co. Ltd.	231,741	555,836
Fubon Financial Holding Co. Ltd.	170,867	452,871
Fusheng Precision Co. Ltd.	46,000	513,117
Gold Circuit Electronics Ltd.	187,900	1,130,348
Hua Nan Financial Holdings Co. Ltd.	568,348	481,230
Johnson Health Tech. Co. Ltd.	113,492	612,389
KGI Financial Holding Co. Ltd.	884,542	458,790
L&K Engineering Co. Ltd.	297,985	2,202,455
Mega Financial Holding Co. Ltd.	612,739	725,655
Pan-International Industrial Corp.	327,000	386,768
President Securities Corp.	702,823	518,066
Sercomm Corp.	117,000	383,450
Shin Zu Shing Co. Ltd.	79,714	465,054
Sinbon Electronics Co. Ltd.	312,000	2,173,787
Solomon Technology Corp.	454,000	1,875,460
Systex Corp.	117,652	444,575
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

10

Invesco Dorsey Wright Emerging Markets Momentum ETF (PIE)—(continued)
April 30, 2025
(Unaudited)
	Shares	Value
Taiwan-(continued)
Taichung Commercial Bank Co. Ltd.	1,668,750	$1,034,960
Taiwan Business Bank	1,025,976	454,393
Taiwan Semiconductor Manufacturing Co. Ltd.	84,175	2,385,061
Tong Yang Industry Co. Ltd.	268,965	1,106,713
Topco Scientific Co. Ltd.	293,220	2,252,414
Wistron NeWeb Corp.	107,000	421,981
Yuanta Financial Holding Co. Ltd.	558,110	546,814
		28,911,935
Thailand-1.11%
Krung Thai Bank PCL, NVDR	730,423	476,643
Thanachart Capital PCL, NVDR	325,040	464,535
		941,178
Turkey-4.45%
Akbank T.A.S.	777,097	988,371
Aselsan Elektronik Sanayi Ve Ticaret A.S.	374,708	1,321,252
Pegasus Hava Tasimaciligi A.S.(a)	251,038	1,461,301
		3,770,924
United States-1.15%
GCC S.A.B. de C.V.	52,760	443,238
JBS S.A.	68,207	531,064
		974,302
Total Common Stocks & Other Equity Interests (Cost $76,345,067)		84,592,648
	Shares	Value
Money Market Funds-0.08%
Invesco Government & Agency Portfolio, Institutional Class, 4.26%(d)(e) (Cost $65,501)	65,501	$65,501
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-99.88% (Cost $76,410,568)		84,658,149
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-3.56%
Invesco Private Government Fund, 4.32%(d)(e)(f)	837,811	837,811
Invesco Private Prime Fund, 4.46%(d)(e)(f)	2,179,355	2,179,791
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $3,017,654)		3,017,602
TOTAL INVESTMENTS IN SECURITIES-103.44% (Cost $79,428,222)		87,675,751
OTHER ASSETS LESS LIABILITIES-(3.44)%		(2,915,254)
NET ASSETS-100.00%		$84,760,497

Investment Abbreviations:
NVDR-Non-Voting Depositary Receipt
REIT-Real Estate Investment Trust

Notes to Schedule of Investments:
(a)	Non-income producing security.
(b)	All or a portion of this security was out on loan at April 30, 2025.
(c)
Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at
April 30, 2025 was $8,348,554, which represented 9.85% of the Fund’s Net Assets.

(d)
Affiliated holding. Affiliated holdings are investments in entities which are under common ownership or control of Invesco Ltd. or are investments in entities in which the Fund owns 5% or more of the outstanding voting securities. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the six months ended April 30, 2025.

	Value October 31, 2024	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Value April 30, 2025	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$-	$1,693,229	$(1,627,728)	$-	$-	$65,501	$493
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	503,535	8,346,288	(8,012,012)	-	-	837,811	20,645 *
Invesco Private Prime Fund	1,318,246	19,385,905	(18,524,197)	(52)	(111)	2,179,791	55,216 *
Total	$1,821,781	$29,425,422	$(28,163,937)	$(52)	$(111)	$3,083,103	$76,354

*
Represents the income earned on the investment of cash collateral, which is included in securities lending income on the Statements of Operations. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

11

Invesco Dorsey Wright Emerging Markets Momentum ETF (PIE)—(continued)
April 30, 2025
(Unaudited)
(e)	The rate shown is the 7-day SEC standardized yield as of April 30, 2025.
(f)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned. See Note 2K.
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

12

Invesco Global Clean Energy ETF (PBD)
April 30, 2025
(Unaudited)
Schedule of Investments

	Shares	Value
Common Stocks & Other Equity Interests-99.59%
Austria-1.02%
Verbund AG	8,535	$658,181
Belgium-1.96%
Elia Group S.A./N.V.(a)	11,707	1,273,638
Canada-5.92%
Ballard Power Systems, Inc.(a)(b)	427,345	519,756
Boralex, Inc., Class A(a)	35,301	782,536
Canadian Solar, Inc.(a)(b)	63,148	569,595
Innergex Renewable Energy, Inc.	123,388	1,213,067
NFI Group, Inc.(b)	89,813	754,239
		3,839,193
Chile-0.83%
Sociedad Quimica y Minera de Chile S.A., ADR(a)	15,828	541,318
China-9.23%
China Datang Corp. Renewable Power Co. Ltd., H Shares	2,410,068	673,563
Flat Glass Group Co. Ltd., H Shares(a)	409,018	462,290
Ganfeng Lithium Group Co. Ltd., H Shares(a)(c)	236,919	577,692
JinkoSolar Holding Co. Ltd., ADR	29,229	501,570
NIO, Inc., ADR(a)(b)	149,273	604,556
Tianneng Power International Ltd.	637,393	530,660
Wasion Holdings Ltd.	627,026	648,736
Xinyi Solar Holdings Ltd.(a)	1,477,714	491,486
XPeng, Inc., ADR(a)(b)	39,796	740,205
Yadea Group Holdings Ltd.(c)	417,621	753,833
		5,984,591
Denmark-3.09%
NKT A/S(b)	9,669	790,092
Orsted A/S(a)(b)(c)	15,285	610,418
Vestas Wind Systems A/S	45,180	604,510
		2,005,020
Finland-0.94%
Kempower OYJ(a)(b)	48,763	608,197
France-4.41%
Legrand S.A.	5,716	630,350
Nexans S.A.	6,394	704,853
Rexel S.A.	22,472	626,503
SPIE S.A.	18,202	895,199
		2,856,905
Germany-4.83%
Nordex SE(b)	52,910	994,062
SMA Solar Technology AG(a)	42,740	743,802
Verbio SE(a)	65,150	771,575
Wacker Chemie AG	8,163	619,212
		3,128,651
Ireland-1.16%
Kingspan Group PLC	8,850	749,374
Israel-1.84%
Energix-Renewable Energies Ltd.	194,240	575,263
Enlight Renewable Energy Ltd.(b)	38,033	616,014
		1,191,277
	Shares	Value
Italy-1.96%
Prysmian S.p.A.	9,015	$496,919
Terna S.p.A.	77,344	771,742
		1,268,661
Japan-6.05%
GS Yuasa Corp.(a)	39,095	688,336
RENOVA, Inc.(b)	148,669	682,621
Sanyo Denki Co. Ltd.	10,280	708,177
Tamura Corp.	163,198	521,812
Toyo Tanso Co. Ltd.(a)	23,828	671,215
West Holdings Corp.(a)	58,411	648,280
		3,920,441
Netherlands-1.42%
Alfen N.V.(a)(b)(c)	52,083	918,908
New Zealand-0.90%
Mercury NZ Ltd.	175,443	581,638
Norway-1.39%
Aker Carbon Capture ASA	957,807	237,351
NEL ASA(a)(b)	3,049,417	662,405
		899,756
South Africa-1.09%
Scatec ASA(b)(c)	92,265	706,406
South Korea-6.94%
CS Wind Corp.	21,452	585,594
Doosan Fuel Cell Co. Ltd.(b)	58,321	625,771
Ecopro BM Co. Ltd.(b)	7,021	500,106
HD Hyundai Electric Co. Ltd.	2,262	492,268
Lotte Energy Materials Corp.(b)	36,375	580,180
LS Corp.	7,165	663,775
LS Electric Co. Ltd.	3,496	504,935
Samsung SDI Co. Ltd.	4,302	532,719
Samsung SDI Co. Ltd., Rts., expiring 06/30/2025(b)	628	15,220
		4,500,568
Spain-5.54%
Acciona S.A.(a)	5,487	802,337
Corporacion ACCIONA Energias Renovables S.A.(a)	33,747	633,012
EDP Renovaveis S.A.(a)	70,704	664,405
EDP Renovaveis S.A., Rts., expiring 05/05/2025(a)(b)	73,092	7,478
Grenergy Renovables S.A.(a)(b)	15,660	902,726
Solaria Energia y Medio Ambiente S.A.(a)(b)	76,760	580,573
		3,590,531
Sweden-0.94%
NIBE Industrier AB, Class B(a)	142,980	611,026
Switzerland-1.16%
Landis+Gyr Group AG(b)	11,602	749,476
Taiwan-12.04%
AcBel Polytech, Inc.	659,068	531,046
Allis Electric Co. Ltd.	209,292	607,504
Chung-Hsin Electric and Machinery Manufacturing Corp.	139,440	556,389
Delta Electronics, Inc.	51,110	535,541
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

13

Invesco Global Clean Energy ETF (PBD)—(continued)
April 30, 2025
(Unaudited)
	Shares	Value
Taiwan-(continued)
Fortune Electric Co. Ltd.	39,466	$520,177
FSP Technology, Inc.	316,618	534,273
Motech Industries, Inc.	993,539	583,859
Phihong Technology Co. Ltd.(b)	604,772	487,682
Shihlin Electric & Engineering Corp.	114,676	514,144
Sino-American Silicon Products, Inc.	181,337	628,632
Ta Ya Electric Wire & Cable Co. Ltd.	500,784	561,152
Teco Electric and Machinery Co. Ltd.	389,833	597,421
United Renewable Energy Co. Ltd.(b)	2,102,663	565,563
Voltronic Power Technology Corp.	12,370	580,045
		7,803,428
United Kingdom-1.37%
Ceres Power Holdings PLC(a)(b)	358,368	280,349
ITM Power PLC(a)(b)	1,480,387	609,473
		889,822
United States-23.56%
Array Technologies, Inc.(b)	95,864	458,230
Atkore, Inc.	9,089	580,514
Bloom Energy Corp., Class A(a)(b)	25,653	469,963
Blue Bird Corp.(b)	17,518	610,853
ChargePoint Holdings, Inc.(a)(b)	806,629	502,368
Core & Main, Inc., Class A(b)	11,739	618,410
Darling Ingredients, Inc.(b)	15,702	505,447
Enphase Energy, Inc.(b)	10,158	452,945
Eos Energy Enterprises, Inc.(a)(b)	121,589	634,695
EVgo, Inc.(b)	215,563	594,954
First Solar, Inc.(b)	3,957	497,870
FuelCell Energy, Inc.(a)(b)	81,122	332,600
Gevo, Inc.(b)	350,030	385,033
Green Plains, Inc.(b)	96,796	346,530
HA Sustainable Infrastructure Capital, Inc.	22,705	567,171
Hubbell, Inc.	1,615	586,536
Itron, Inc.(b)	6,433	715,929
Lucid Group, Inc.(b)	194,447	488,062
	Shares	Value
United States-(continued)
Ormat Technologies, Inc.	10,092	$732,679
Plug Power, Inc.(a)(b)	359,523	313,720
QuantumScape Corp.(a)(b)	122,601	479,370
Rivian Automotive, Inc., Class A(a)(b)	47,689	651,432
SES AI Corp.(a)(b)	609,565	547,877
Shoals Technologies Group, Inc., Class A(b)	156,948	566,582
Signify N.V.(a)	28,855	600,197
SolarEdge Technologies, Inc.(b)	42,701	522,447
Sunnova Energy International, Inc.(b)	327,773	61,785
Sunrun, Inc.(b)	73,900	509,171
Universal Display Corp.	4,414	554,531
Wolfspeed, Inc.(a)(b)	107,451	381,451
		15,269,352
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-99.59% (Cost $96,856,434)		64,546,358
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-26.29%
Invesco Private Government Fund, 4.32%(d)(e)(f)	4,700,430	4,700,430
Invesco Private Prime Fund, 4.46%(d)(e)(f)	12,335,137	12,337,604
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $17,039,032)		17,038,034
TOTAL INVESTMENTS IN SECURITIES-125.88% (Cost $113,895,466)		81,584,392
OTHER ASSETS LESS LIABILITIES-(25.88)%		(16,775,253)
NET ASSETS-100.00%		$64,809,139

Investment Abbreviations:
ADR-American Depositary Receipt
Rts.-Rights

Notes to Schedule of Investments:
(a)	All or a portion of this security was out on loan at April 30, 2025.
(b)	Non-income producing security.
(c)
Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at
April 30, 2025 was $3,567,257, which represented 5.50% of the Fund’s Net Assets.

(d)
Affiliated holding. Affiliated holdings are investments in entities which are under common ownership or control of Invesco Ltd. or are investments in entities in which the Fund owns 5% or more of the outstanding voting securities. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the six months ended April 30, 2025.

	Value October 31, 2024	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Value April 30, 2025	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$-	$679,402	$(679,402)	$-	$-	$-	$212
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

14

Invesco Global Clean Energy ETF (PBD)—(continued)
April 30, 2025
(Unaudited)
	Value October 31, 2024	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Value April 30, 2025	Dividend Income
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	$8,450,766	$12,836,195	$(16,586,531)	$-	$-	$4,700,430	$138,668 *
Invesco Private Prime Fund	22,004,229	26,643,229	(36,308,614)	(96)	(1,144)	12,337,604	368,851 *
Total	$30,454,995	$40,158,826	$(53,574,547)	$(96)	$(1,144)	$17,038,034	$507,731

*
Represents the income earned on the investment of cash collateral, which is included in securities lending income on the Statements of Operations. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(e)	The rate shown is the 7-day SEC standardized yield as of April 30, 2025.
(f)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned. See Note 2K.
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

15

Invesco Global Water ETF (PIO)
April 30, 2025
(Unaudited)
Schedule of Investments

	Shares	Value
Common Stocks & Other Equity Interests-99.37%
Brazil-4.85%
Cia de Saneamento Basico do Estado de Sao Paulo SABESP	614,041	$12,352,621
Canada-2.21%
Stantec, Inc.	64,427	5,643,718
Chile-0.27%
Aguas Andinas S.A., Class A	1,910,180	698,834
China-0.35%
China Water Affairs Group Ltd.(a)	1,147,553	883,623
France-6.27%
Veolia Environnement S.A.(a)	436,065	15,981,710
Japan-16.81%
Ebara Corp.	605,358	9,115,240
Ebara Jitsugyo Co. Ltd.	4,533	113,871
Kurita Water Industries Ltd.	147,696	4,901,526
METAWATER Co. Ltd.	28,155	402,560
Miura Co. Ltd.	110,416	2,357,516
Nomura Micro Science Co. Ltd.(a)	778,691	12,798,148
Organo Corp.	94,476	4,533,244
TOTO Ltd.	326,352	8,625,919
		42,848,024
Mexico-0.04%
Grupo Rotoplas S.A.B. de C.V.(b)	180,556	111,700
Netherlands-1.53%
Aalberts N.V.	45,979	1,532,065
Arcadis N.V.	48,707	2,369,988
		3,902,053
South Korea-1.12%
Coway Co. Ltd.	46,258	2,848,126
Switzerland-8.38%
Belimo Holding AG	7,028	5,997,585
Geberit AG	16,972	11,808,360
Georg Fischer AG(a)	48,853	3,547,778
		21,353,723
United Kingdom-10.53%
Genuit Group PLC	219,935	1,122,496
Halma PLC	193,888	7,172,835
Severn Trent PLC	185,233	6,905,670
Spirax Group PLC	62,136	4,908,336
United Utilities Group PLC	445,397	6,711,333
		26,820,670
	Shares	Value
United States-47.01%
A.O. Smith Corp.	76,124	$5,165,775
Advanced Drainage Systems, Inc.	40,697	4,618,703
American Water Works Co., Inc.	68,579	10,081,799
Consolidated Water Co. Ltd.	24,232	563,152
Core & Main, Inc., Class A(b)	120,810	6,364,271
Ecolab, Inc.	73,894	18,579,168
Ferguson Enterprises, Inc.	24,589	4,184,831
IDEX Corp.(a)	33,167	5,770,063
Pentair PLC	211,167	19,159,182
Roper Technologies, Inc.	34,040	19,065,123
Veralto Corp.	82,947	7,954,617
Waters Corp.(b)	26,341	9,159,556
Xylem, Inc.	75,592	9,114,127
		119,780,367
Total Common Stocks & Other Equity Interests (Cost $204,063,344)		253,225,169
Money Market Funds-0.10%
Invesco Government & Agency Portfolio, Institutional Class, 4.26%(c)(d) (Cost $245,379)	245,379	245,379
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-99.47% (Cost $204,308,723)		253,470,548
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-15.44%
Invesco Private Government Fund, 4.32%(c)(d)(e)	10,937,811	10,937,811
Invesco Private Prime Fund, 4.46%(c)(d)(e)	28,393,478	28,399,157
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $39,337,241)		39,336,968
TOTAL INVESTMENTS IN SECURITIES-114.91% (Cost $243,645,964)		292,807,516
OTHER ASSETS LESS LIABILITIES-(14.91)%		(37,983,623)
NET ASSETS-100.00%		$254,823,893
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

16

Invesco Global Water ETF (PIO)—(continued)
April 30, 2025
(Unaudited)
Notes to Schedule of Investments:
(a)	All or a portion of this security was out on loan at April 30, 2025.
(b)	Non-income producing security.
(c)
Affiliated holding. Affiliated holdings are investments in entities which are under common ownership or control of Invesco Ltd. or are investments in entities in which the Fund owns 5% or more of the outstanding voting securities. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the six months ended April 30, 2025.

	Value October 31, 2024	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain (Loss)	Value April 30, 2025	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$122,640	$5,536,034	$(5,413,295)	$-	$-	$245,379	$2,319
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	2,058,065	49,052,381	(40,172,635)	-	-	10,937,811	122,988 *
Invesco Private Prime Fund	5,364,901	121,240,799	(98,204,709)	216	(2,050)	28,399,157	328,832 *
Total	$7,545,606	$175,829,214	$(143,790,639)	$216	$(2,050)	$39,582,347	$454,139

*
Represents the income earned on the investment of cash collateral, which is included in securities lending income on the Statements of Operations. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(d)	The rate shown is the 7-day SEC standardized yield as of April 30, 2025.
(e)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned. See Note 2K.
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

17

Invesco International BuyBack AchieversTM ETF (IPKW)
April 30, 2025
(Unaudited)
Schedule of Investments

	Shares	Value
Common Stocks & Other Equity Interests-99.28%
Australia-1.15%
AMP Ltd.	429,522	$354,379
Helia Group Ltd.	40,218	124,516
Qantas Airways Ltd.	243,886	1,377,405
		1,856,300
Brazil-0.53%
BRF S.A.	91,300	366,077
StoneCo Ltd., Class A(a)(b)	35,461	498,582
		864,659
Canada-5.38%
Athabasca Oil Corp.(a)	76,700	252,094
Baytex Energy Corp.	113,913	175,657
Canada Goose Holdings, Inc.(a)	5,361	44,788
Canadian Tire Corp. Ltd., Class A(b)	8,855	967,236
Cargojet, Inc.	2,368	146,232
Cogeco Communications, Inc.	4,006	196,631
Docebo, Inc.(a)	2,363	73,868
Finning International, Inc.	22,990	647,608
Gildan Activewear, Inc.	22,692	1,043,671
iA Financial Corp., Inc.	15,832	1,534,946
Imperial Oil Ltd.	19,863	1,337,190
Martinrea International, Inc.	11,114	59,058
MEG Energy Corp.	43,664	611,353
Obsidian Energy Ltd.(a)(b)	12,501	52,582
Onex Corp.	9,361	661,498
Russel Metals, Inc.	9,668	279,968
Secure Waste Infrastructure Corp.	39,518	375,640
Trican Well Service Ltd.	31,958	93,702
Vermilion Energy, Inc.(b)	26,308	158,461
		8,712,183
China-8.33%
Alibaba Group Holding Ltd.	493,264	7,365,302
China Shenhua Energy Co. Ltd., H Shares	544,165	2,045,291
Chinasoft International Ltd.(a)	369,929	235,806
Dongyue Group Ltd.(b)	217,379	256,565
Inner Mongolia Yitai Coal Co. Ltd., B Shares	193,700	385,228
JD.com, Inc., A Shares	196,318	3,196,708
		13,484,900
Colombia-0.03%
GeoPark Ltd.(b)	6,688	44,943
Denmark-1.09%
A.P. Moller - Maersk A/S, Class B(b)	618	1,067,943
D/S Norden A/S	3,692	100,902
Sydbank A/S	9,262	595,269
		1,764,114
Finland-0.20%
Hiab OYJ, Class B	6,740	321,812
France-4.60%
TotalEnergies SE	125,921	7,196,547
Virbac SACA	711	251,538
		7,448,085
Germany-8.49%
CANCOM SE	3,261	100,472
K+S AG	26,739	467,984
	Shares	Value
Germany-(continued)
Mercedes-Benz Group AG	69,316	$4,158,589
SAP SE	30,738	9,024,555
		13,751,600
Hong Kong-0.04%
Skyworth Group Ltd.(b)	175,166	67,237
Ireland-1.53%
AIB Group PLC	347,627	2,344,466
Greencore Group PLC	52,308	129,277
		2,473,743
Israel-0.37%
Airport City Ltd.(a)	6,131	91,130
Plus500 Ltd.	12,355	507,600
		598,730
Italy-5.37%
F.I.L.A - Fabbrica Italiana Lapis ed Affini - S.p.A.	5,323	69,588
OVS S.p.A.(c)	30,206	109,397
UniCredit S.p.A.(b)	145,787	8,511,217
		8,690,202
Japan-14.38%
Alfresa Holdings Corp.	32,477	491,446
Citizen Watch Co. Ltd.	38,831	225,155
Dai Nippon Printing Co. Ltd.	88,940	1,242,667
Dai-ichi Life Holdings, Inc.	535,498	3,875,751
Eiken Chemical Co. Ltd.	4,940	76,982
Hokkoku Financial Holdings, Inc.	3,967	148,189
Idemitsu Kosan Co. Ltd.	166,157	1,032,132
Japan Aviation Electronics Industry Ltd.	8,108	130,192
Japan Post Holdings Co. Ltd.	348,146	3,392,138
JVCKenwood Corp.	27,803	207,991
Kansai Paint Co. Ltd.	22,068	333,431
Kato Sangyo Co. Ltd.	5,956	208,868
Kureha Corp.	7,111	124,763
Megachips Corp.	3,071	100,157
Nippon Yusen K.K.(b)	78,220	2,561,767
Okinawa Cellular Telephone Co.	3,919	116,483
Olympus Corp.	183,632	2,411,865
Sankyo Co. Ltd.	41,935	639,795
Sankyu, Inc.	9,397	412,249
Seino Holdings Co. Ltd.(b)	27,369	431,768
Sojitz Corp.	35,891	851,128
Suruga Bank Ltd.	27,419	243,454
Suzuken Co. Ltd.	12,270	444,343
Toho Holdings Co. Ltd.(b)	10,058	329,594
Tokai Rika Co. Ltd.	11,074	165,325
Tokyo Gas Co. Ltd.	60,736	2,022,629
TSI Holdings Co. Ltd.(b)	11,730	88,485
Ushio, Inc.	11,887	143,316
Wacom Co. Ltd.	19,789	75,935
Yamato Holdings Co. Ltd.(b)	53,232	757,577
		23,285,575
Malaysia-0.03%
Malaysian Pacific Industries Bhd.	12,500	54,362
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

18

Invesco International BuyBack AchieversTM ETF (IPKW)—(continued)
April 30, 2025
(Unaudited)
	Shares	Value
Mexico-0.09%
Grupo Televisa S.A.B., Series CPO(b)	416,229	$151,820
Netherlands-8.53%
Aegon Ltd.	215,912	1,393,516
ING Groep N.V.	208,794	4,068,597
Prosus N.V.(a)	176,451	8,301,320
TomTom N.V.(a)(b)	7,847	41,620
		13,805,053
Norway-2.22%
Equinor ASA	153,396	3,483,416
Stolt-Nielsen Ltd.	4,865	109,582
		3,592,998
Poland-0.23%
Asseco Poland S.A.(b)	9,153	379,673
Portugal-0.57%
Galp Energia SGPS S.A.	58,803	914,218
South Africa-0.12%
Exxaro Resources Ltd.	23,705	194,017
South Korea-2.52%
CJ Corp.	2,277	199,041
CJ Logistics Corp.	1,548	90,304
Hanwha Aerospace Co. Ltd.	4,563	2,564,425
MegaStudyEdu Co. Ltd.	1,042	35,146
Meritz Financial Group, Inc.	13,590	1,187,232
		4,076,148
Spain-1.47%
Laboratorios Farmaceuticos Rovi S.A.	3,217	189,246
Neinor Homes S.A.(a)(b)(c)	4,197	73,311
Repsol S.A.	172,795	2,119,461
		2,382,018
Sweden-1.05%
Ambea AB(b)(c)	13,720	166,099
Autoliv, Inc., SDR	13,135	1,234,710
Truecaller AB, Class B	39,725	299,588
		1,700,397
Switzerland-0.10%
Daetwyler Holding AG, BR(b)	1,090	158,075
Thailand-0.40%
Charoen Pokphand Foods PCL, NVDR	811,128	642,480
United Kingdom-25.54%
Aberdeen Group PLC(b)	232,889	460,993
BAE Systems PLC	201,570	4,683,444
	Shares	Value
United Kingdom-(continued)
Balfour Beatty PLC	68,620	$420,651
Centrica PLC	678,572	1,456,115
Cranswick PLC	7,281	505,058
Deliveroo PLC(a)(c)	123,937	282,071
Future PLC	11,383	108,497
Grafton Group PLC	23,482	284,891
HSBC Holdings PLC	719,416	8,037,654
IG Group Holdings PLC	44,340	633,399
Imperial Brands PLC	76,651	3,152,304
Indivior PLC(a)(b)	14,932	169,827
Informa PLC	169,444	1,659,013
InterContinental Hotels Group PLC	17,137	1,832,805
Mears Group PLC	7,116	36,919
NatWest Group PLC	695,770	4,485,468
OSB Group PLC	49,781	317,133
Pearson PLC	85,043	1,366,413
Shell PLC	222,548	7,198,180
Standard Chartered PLC	244,214	3,525,395
Whitbread PLC	21,142	735,936
		41,352,166
United States-4.92%
BP PLC	1,441,637	6,671,589
Tenaris S.A.	76,934	1,287,287
		7,958,876
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-99.28% (Cost $156,882,431)		160,726,384
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-4.05%
Invesco Private Government Fund, 4.32%(d)(e)(f)	1,794,917	1,794,917
Invesco Private Prime Fund, 4.46%(d)(e)(f)	4,765,276	4,766,229
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $6,561,146)		6,561,146
TOTAL INVESTMENTS IN SECURITIES-103.33% (Cost $163,443,577)		167,287,530
OTHER ASSETS LESS LIABILITIES-(3.33)%		(5,383,658)
NET ASSETS-100.00%		$161,903,872

Investment Abbreviations:
BR-Bearer Shares
CPO-Certificates of Ordinary Participation
NVDR-Non-Voting Depositary Receipt
SDR-Swedish Depository Receipt

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

19

Invesco International BuyBack AchieversTM ETF (IPKW)—(continued)
April 30, 2025
(Unaudited)
Notes to Schedule of Investments:
(a)	Non-income producing security.
(b)	All or a portion of this security was out on loan at April 30, 2025.
(c)
Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at
April 30, 2025 was $630,878, which represented less than 1% of the Fund’s Net Assets.

(d)
Affiliated holding. Affiliated holdings are investments in entities which are under common ownership or control of Invesco Ltd. or are investments in entities in which the Fund owns 5% or more of the outstanding voting securities. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the six months ended April 30, 2025.

	Value October 31, 2024	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain (Loss)	Value April 30, 2025	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$-	$5,244,641	$(5,244,641)	$-	$-	$-	$1,347
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	978,498	9,410,685	(8,594,266)	-	-	1,794,917	30,720 *
Invesco Private Prime Fund	2,686,409	23,432,686	(21,352,548)	173	(491)	4,766,229	82,483 *
Total	$3,664,907	$38,088,012	$(35,191,455)	$173	$(491)	$6,561,146	$114,550

*
Represents the income earned on the investment of cash collateral, which is included in securities lending income on the Statements of Operations. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(e)	The rate shown is the 7-day SEC standardized yield as of April 30, 2025.
(f)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned. See Note 2K.
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

20

Invesco MSCI Global Climate 500 ETF (KLMT)
April 30, 2025
(Unaudited)
Schedule of Investments

	Shares	Value
Common Stocks & Other Equity Interests-99.81%
Australia-1.90%
ANZ Group Holdings Ltd.	82,583	$1,577,448
Commonwealth Bank of Australia	32,679	3,479,421
CSL Ltd.	10,722	1,719,140
Fortescue Ltd.	87,753	905,295
Goodman Group	55,315	1,057,785
Macquarie Group Ltd.	11,860	1,463,999
National Australia Bank Ltd.	79,695	1,838,203
Rio Tinto Ltd.(a)	14,825	1,107,953
Telstra Group Ltd.	588,996	1,698,042
Transurban Group	217,979	1,962,143
Wesfarmers Ltd.	29,683	1,485,382
Westpac Banking Corp.	86,125	1,805,373
Woodside Energy Group Ltd.	80,512	1,048,338
Woolworths Group Ltd.	54,702	1,102,825
		22,251,347
Belgium-0.31%
Anheuser-Busch InBev S.A./N.V.	26,775	1,770,789
Groupe Bruxelles Lambert N.V.	23,078	1,910,354
		3,681,143
Brazil-0.59%
Ambev S.A.	601,572	1,548,186
Itau Unibanco Holding S.A., Preference Shares	235,279	1,478,651
Itausa S.A., Preference Shares	628,802	1,188,431
MercadoLibre, Inc.(b)	808	1,883,327
NU Holdings Ltd., Class A(a)(b)	64,209	798,118
		6,896,713
Canada-3.00%
Agnico Eagle Mines Ltd.	16,102	1,888,806
Bank of Montreal	17,113	1,636,470
Bank of Nova Scotia (The)	30,138	1,505,045
Brookfield Corp.	30,748	1,648,590
Canadian Imperial Bank of Commerce	22,658	1,426,275
Canadian National Railway Co.	15,107	1,460,172
Canadian Pacific Kansas City Ltd.	23,605	1,711,119
Constellation Software, Inc.	451	1,622,186
Enbridge, Inc.(a)	48,261	2,252,506
Loblaw Cos. Ltd.	7,774	1,259,553
Manulife Financial Corp.	44,136	1,349,994
National Bank of Canada	12,134	1,063,625
Pembina Pipeline Corp.	28,092	1,071,779
Restaurant Brands International, Inc.	15,219	978,718
Royal Bank of Canada	26,141	3,131,507
Shopify, Inc., Class A(b)	21,344	2,026,081
Sun Life Financial, Inc.	19,705	1,171,915
TC Energy Corp.	24,241	1,222,316
Thomson Reuters Corp.	7,589	1,409,401
Toronto-Dominion Bank (The)	34,084	2,173,648
Wheaton Precious Metals Corp.	22,355	1,862,944
WSP Global, Inc.	7,407	1,310,341
		35,182,991
China-2.58%
Alibaba Group Holding Ltd.	308,424	4,605,314
Bank of China Ltd., H Shares	2,742,203	1,531,352
	Shares	Value
China-(continued)
BYD Co. Ltd., H Shares	34,946	$1,659,996
China Construction Bank Corp., H Shares	2,243,230	1,842,866
China Merchants Bank Co. Ltd., H Shares	223,560	1,219,582
China Overseas Land & Investment Ltd.	645,710	1,145,720
Industrial & Commercial Bank of China Ltd., H Shares	1,928,817	1,321,416
JD.com, Inc., A Shares	79,766	1,298,855
Meituan, B Shares(b)(c)	105,297	1,743,651
PDD Holdings, Inc., ADR(b)	13,438	1,418,650
Ping An Insurance (Group) Co. of China Ltd., H Shares	280,620	1,679,716
Tencent Holdings Ltd.	119,953	7,348,088
Trip.com Group Ltd.	19,366	1,166,759
Xiaomi Corp., B Shares(b)(c)	359,883	2,304,312
		30,286,277
Denmark-0.41%
DSV A/S	5,065	1,077,428
Novo Nordisk A/S, Class B	54,989	3,689,838
		4,767,266
France-2.70%
Air Liquide S.A.	11,852	2,443,713
AXA S.A.(a)	38,461	1,825,311
BNP Paribas S.A.	22,522	1,914,848
Cie de Saint-Gobain S.A.	14,151	1,543,766
Danone S.A.	22,462	1,939,429
EssilorLuxottica S.A.	5,823	1,683,691
Hermes International S.C.A.	725	2,000,745
Legrand S.A.	14,163	1,561,870
L’Oreal S.A.	5,472	2,426,213
LVMH Moet Hennessy Louis Vuitton SE	5,083	2,825,317
Orange S.A.	121,788	1,772,990
Pernod Ricard S.A.	9,631	1,047,551
Publicis Groupe S.A.	11,599	1,184,226
Schneider Electric SE	12,390	2,904,839
TotalEnergies SE	41,189	2,354,004
Vinci S.A.	16,047	2,261,839
		31,690,352
Germany-2.28%
adidas AG	4,291	990,723
Allianz SE	7,350	3,050,255
Bayerische Motoren Werke AG	19,996	1,701,850
Deutsche Boerse AG	6,797	2,196,810
Deutsche Post AG	29,394	1,260,271
Deutsche Telekom AG	78,454	2,827,576
Mercedes-Benz Group AG	31,172	1,870,153
Muenchener Rueckversicherungs- Gesellschaft AG in Muenchen, Class R	2,886	1,982,586
SAP SE	19,195	5,635,576
Siemens AG	14,887	3,439,703
Volkswagen AG, Preference Shares	17,025	1,858,874
		26,814,377
Hong Kong-0.42%
AIA Group Ltd.	285,130	2,136,703
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

21

Invesco MSCI Global Climate 500 ETF (KLMT)—(continued)
April 30, 2025
(Unaudited)
	Shares	Value
Hong Kong-(continued)
Hong Kong Exchanges & Clearing Ltd.	37,453	$1,636,500
MTR Corp. Ltd.(a)	337,047	1,163,732
		4,936,935
India-1.41%
Axis Bank Ltd.	73,183	1,026,546
Bharti Airtel Ltd.	79,207	1,747,168
HDFC Bank Ltd.	109,204	2,480,455
Hindustan Unilever Ltd.	37,354	1,037,057
ICICI Bank Ltd.	122,812	2,064,382
Infosys Ltd.	78,469	1,387,170
Kotak Mahindra Bank Ltd.	50,498	1,319,807
Mahindra & Mahindra Ltd.	32,937	1,141,175
Power Grid Corp. of India Ltd.	285,985	1,038,680
Reliance Industries Ltd.	145,288	2,412,409
Tata Consultancy Services Ltd.	20,469	835,543
		16,490,392
Ireland-0.37%
Accenture PLC, Class A	10,966	3,280,479
Flutter Entertainment PLC(b)	4,441	1,070,236
		4,350,715
Italy-0.65%
Enel S.p.A.	186,022	1,618,172
Ferrari N.V.	2,620	1,203,515
Intesa Sanpaolo S.p.A.	326,719	1,750,125
Terna S.p.A.	136,191	1,358,920
UniCredit S.p.A.	29,350	1,713,488
		7,644,220
Japan-5.04%
Advantest Corp.	16,690	699,906
Bridgestone Corp.	39,594	1,659,577
Canon, Inc.(a)	37,158	1,149,420
Daiichi Sankyo Co. Ltd.	43,447	1,114,051
Daiwa House Industry Co. Ltd.	42,245	1,532,191
Denso Corp.	107,813	1,395,393
FANUC Corp.	40,159	1,021,651
Fast Retailing Co. Ltd.	4,562	1,504,223
FUJIFILM Holdings Corp.	62,434	1,281,846
Hitachi Ltd.	95,998	2,378,296
Honda Motor Co. Ltd.	201,606	2,056,179
Hoya Corp.	7,913	933,312
Hulic Co. Ltd.	118,062	1,237,506
KDDI Corp.	97,188	1,726,629
Keyence Corp.	4,091	1,714,490
Komatsu Ltd.	45,086	1,306,976
Kyocera Corp.	119,591	1,420,739
Mitsubishi Corp.	80,942	1,540,475
Mitsubishi Electric Corp.	65,339	1,267,022
Mitsubishi Heavy Industries Ltd.	74,330	1,468,749
Mitsubishi UFJ Financial Group, Inc.	213,601	2,697,601
Mizuho Financial Group, Inc.	63,992	1,603,782
Murata Manufacturing Co. Ltd.	67,910	969,790
Nintendo Co. Ltd.	24,617	2,048,575
Nippon Telegraph & Telephone Corp.	1,164,293	1,219,910
Obayashi Corp.(a)	79,671	1,239,056
Recruit Holdings Co. Ltd.	28,471	1,581,489
SECOM Co. Ltd.	31,144	1,147,908
Sekisui House Ltd.	53,740	1,238,438
	Shares	Value
Japan-(continued)
Shin-Etsu Chemical Co. Ltd.	40,500	$1,235,413
SMC Corp.	2,530	820,763
SoftBank Corp.	1,185,229	1,797,818
SoftBank Group Corp.	20,628	1,045,637
Sony Group Corp.	127,491	3,371,587
Sumitomo Mitsui Financial Group, Inc.	79,915	1,911,094
Takeda Pharmaceutical Co. Ltd.	76,213	2,310,834
Terumo Corp.	55,992	1,074,283
Tokio Marine Holdings, Inc.	42,844	1,721,383
Tokyo Electron Ltd.	11,422	1,704,771
		59,148,763
Mexico-0.19%
Grupo Financiero Banorte S.A.B. de C.V., Class O	145,223	1,250,216
Southern Copper Corp.	10,480	938,170
		2,188,386
Netherlands-1.05%
Akzo Nobel N.V.(a)	19,115	1,210,971
ASML Holding N.V.	7,025	4,719,022
ING Groep N.V.	69,680	1,357,797
Koninklijke Ahold Delhaize N.V.	31,708	1,306,383
NXP Semiconductors N.V.	5,683	1,047,434
Prosus N.V.(b)	26,947	1,267,749
Wolters Kluwer N.V.	8,157	1,445,151
		12,354,507
New Zealand-0.10%
Meridian Energy Ltd.	378,786	1,231,873
Norway-0.19%
Aker BP ASA	54,827	1,180,796
Equinor ASA	45,295	1,028,588
		2,209,384
Portugal-0.11%
EDP S.A.	335,213	1,325,846
Singapore-0.96%
CapitaLand Ascendas REIT	758,642	1,546,327
CapitaLand Integrated Commercial Trust	1,132,242	1,863,903
DBS Group Holdings Ltd.	52,101	1,693,239
Oversea-Chinese Banking Corp. Ltd.	119,754	1,482,501
Singapore Exchange Ltd.	172,810	1,901,641
Singapore Telecommunications Ltd.	484,852	1,403,202
United Overseas Bank Ltd.	50,967	1,354,039
		11,244,852
South Africa-0.27%
FirstRand Ltd.	246,305	964,109
Naspers Ltd.	4,470	1,175,036
Standard Bank Group Ltd.	79,340	990,545
		3,129,690
South Korea-0.45%
Samsung Electronics Co. Ltd.	97,233	3,793,792
SK hynix, Inc.	11,586	1,445,621
		5,239,413
Spain-1.02%
Amadeus IT Group S.A.	17,251	1,362,553
Banco Bilbao Vizcaya Argentaria S.A.	128,709	1,772,490
Banco Santander S.A.	331,406	2,341,417
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

22

Invesco MSCI Global Climate 500 ETF (KLMT)—(continued)
April 30, 2025
(Unaudited)
	Shares	Value
Spain-(continued)
Iberdrola S.A.	183,586	$3,320,690
Industria de Diseno Textil S.A.	30,227	1,631,052
Redeia Corp. S.A.	71,217	1,498,582
		11,926,784
Sweden-0.79%
Assa Abloy AB, Class B	47,134	1,433,761
Atlas Copco AB, Class A	103,279	1,602,039
Boliden AB(b)	44,727	1,373,364
Investor AB, Class B	48,334	1,435,121
Sandvik AB(a)	79,676	1,648,379
Volvo AB, Class B	65,979	1,797,372
		9,290,036
Switzerland-2.25%
ABB Ltd.	43,165	2,289,562
Chocoladefabriken Lindt & Spruengli AG, PC	92	1,346,683
Cie Financiere Richemont S.A.	12,235	2,171,460
Givaudan S.A.	309	1,497,258
Lonza Group AG	1,737	1,253,518
Nestle S.A.	48,719	5,208,240
Roche Holding AG	12,436	4,084,219
Schindler Holding AG, PC	3,662	1,345,226
Sika AG	5,656	1,419,670
TE Connectivity PLC	11,541	1,689,372
UBS Group AG	64,419	1,964,029
Zurich Insurance Group AG	3,056	2,177,027
		26,446,264
Taiwan-2.15%
Cathay Financial Holding Co. Ltd.	669,116	1,232,854
E.Sun Financial Holding Co. Ltd.	1,527,115	1,354,516
First Financial Holding Co. Ltd.	1,742,000	1,387,168
Fubon Financial Holding Co. Ltd.	496,150	1,315,011
Hon Hai Precision Industry Co. Ltd.	256,700	1,143,675
MediaTek, Inc.	32,213	1,368,830
Mega Financial Holding Co. Ltd.	1,054,000	1,248,232
SinoPac Financial Holdings Co. Ltd.	1,655,413	1,106,185
Taishin Financial Holding Co. Ltd.	2,277,511	1,190,159
Taiwan Cooperative Financial Holding Co. Ltd.	1,936,800	1,479,268
Taiwan Semiconductor Manufacturing Co. Ltd.	394,148	11,168,008
Yuanta Financial Holding Co. Ltd.	1,299,155	1,272,861
		25,266,767
United Kingdom-2.94%
3i Group PLC	30,964	1,759,333
Aviva PLC	244,487	1,835,918
Barclays PLC	338,203	1,350,313
Compass Group PLC	48,737	1,646,858
Diageo PLC	55,228	1,554,315
Haleon PLC	262,721	1,324,954
HSBC Holdings PLC	324,131	3,621,344
Informa PLC	119,825	1,173,198
Lloyds Banking Group PLC	1,544,959	1,521,306
London Stock Exchange Group PLC	14,735	2,299,575
Reckitt Benckiser Group PLC	21,652	1,400,708
RELX PLC	47,475	2,596,788
Rolls-Royce Holdings PLC	187,064	1,897,813
	Shares	Value
United Kingdom-(continued)
Segro PLC	113,378	$1,033,682
Shell PLC	105,353	3,407,579
Smiths Group PLC	58,837	1,469,495
Tesco PLC	287,828	1,427,669
Unilever PLC	50,527	3,224,291
		34,545,139
United States-65.68%
3M Co.	10,661	1,480,920
Abbott Laboratories	33,025	4,318,019
AbbVie, Inc.	29,910	5,835,441
Adobe, Inc.(b)	7,493	2,809,725
Advanced Micro Devices, Inc.(b)	27,473	2,674,497
Aflac, Inc.(a)	10,607	1,152,769
Agilent Technologies, Inc.	8,226	885,118
Air Products and Chemicals, Inc.	3,939	1,067,824
Airbnb, Inc., Class A(a)(b)	9,382	1,143,853
Alcon AG	12,158	1,186,453
Allstate Corp. (The)	5,385	1,068,330
Alphabet, Inc., Class A	108,497	17,229,324
Alphabet, Inc., Class C	62,911	10,121,751
Amazon.com, Inc.(b)	147,015	27,112,506
American Express Co.	10,035	2,673,424
American International Group, Inc.	17,889	1,458,311
American Tower Corp.	9,834	2,216,682
American Water Works Co., Inc.(a)	8,292	1,219,007
Ameriprise Financial, Inc.	2,238	1,054,143
AMETEK, Inc.	6,433	1,090,908
Amgen, Inc.	9,869	2,871,089
Amphenol Corp., Class A	26,232	2,018,552
Analog Devices, Inc.	11,488	2,239,241
Aon PLC, Class A	4,080	1,447,543
Apollo Global Management, Inc.(a)	8,654	1,181,098
Apple, Inc.	237,058	50,374,825
Applied Materials, Inc.	18,008	2,713,986
AppLovin Corp., Class A(b)	3,832	1,031,996
Ares Management Corp., Class A(a)	6,596	1,006,088
Arista Networks, Inc.(b)	18,725	1,540,506
Arthur J. Gallagher & Co.	4,542	1,456,574
AT&T, Inc.	131,396	3,639,669
Autodesk, Inc.(b)	5,532	1,517,151
Automatic Data Processing, Inc.	7,450	2,239,470
AutoZone, Inc.(b)	338	1,271,759
AvalonBay Communities, Inc.	6,324	1,327,914
Avery Dennison Corp.(a)	5,274	902,434
Axon Enterprise, Inc.(b)	1,705	1,045,676
Baker Hughes Co., Class A(a)	28,357	1,003,838
Bank of America Corp.	115,996	4,625,920
Bank of New York Mellon Corp. (The)	18,542	1,490,962
Becton, Dickinson and Co.	7,564	1,566,429
BlackRock, Inc.	2,634	2,408,161
Blackstone, Inc., Class A	13,071	1,721,581
Block, Inc., Class A(a)(b)	12,741	744,966
Booking Holdings, Inc.	604	3,079,965
Boston Scientific Corp.(b)	33,092	3,404,174
BP PLC	398,379	1,843,613
Bristol-Myers Squibb Co.	36,438	1,829,188
Broadcom, Inc.	69,819	13,438,063
Cadence Design Systems, Inc.(b)	5,187	1,544,377
Capital One Financial Corp.	8,398	1,513,823
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

23

Invesco MSCI Global Climate 500 ETF (KLMT)—(continued)
April 30, 2025
(Unaudited)
	Shares	Value
United States-(continued)
Cardinal Health, Inc.	7,929	$1,120,288
Carrier Global Corp.	19,399	1,213,213
Carvana Co.(b)	2,324	567,869
Caterpillar, Inc.	8,442	2,610,857
CBRE Group, Inc., Class A(b)	7,802	953,248
Cencora, Inc.	5,416	1,585,101
Charles Schwab Corp. (The)	27,852	2,267,153
Cheniere Energy, Inc.	5,059	1,169,185
Chevron Corp.	29,177	3,969,823
Chipotle Mexican Grill, Inc.(b)	27,588	1,393,746
Chubb Ltd.	6,995	2,001,130
Church & Dwight Co., Inc.	10,566	1,049,626
Cigna Group (The)	5,195	1,766,508
Cintas Corp.	7,110	1,505,045
Cisco Systems, Inc.	73,124	4,221,449
Citigroup, Inc.	35,729	2,443,149
CME Group, Inc., Class A	7,348	2,035,984
Coca-Cola Co. (The)	75,835	5,501,829
Cognizant Technology Solutions Corp., Class A	16,777	1,234,284
Coinbase Global, Inc., Class A(b)	3,758	762,461
Colgate-Palmolive Co.	19,740	1,819,831
Comcast Corp., Class A	70,494	2,410,895
ConocoPhillips	23,835	2,124,175
Consolidated Edison, Inc.	13,809	1,556,965
Constellation Energy Corp.	5,684	1,270,033
Copart, Inc.(b)	19,426	1,185,569
Corning, Inc.	23,917	1,061,436
Corteva, Inc.	20,129	1,247,797
Costco Wholesale Corp.	6,985	6,946,582
Coterra Energy, Inc.	41,741	1,025,159
CRH PLC	12,922	1,233,017
CrowdStrike Holdings, Inc., Class A(b)	4,351	1,866,013
CSX Corp.	47,433	1,331,444
Cummins, Inc.	4,170	1,225,313
CVS Health Corp.	26,177	1,746,268
D.R. Horton, Inc.	6,081	768,274
Danaher Corp.	11,412	2,274,754
Deere & Co.	5,391	2,499,052
Devon Energy Corp.	32,227	980,023
Diamondback Energy, Inc.	7,557	997,600
Digital Realty Trust, Inc.	6,986	1,121,532
Discover Financial Services	6,438	1,176,029
DoorDash, Inc., Class A(b)	6,127	1,181,837
Dover Corp.	7,989	1,363,323
DuPont de Nemours, Inc.	14,941	985,957
Eaton Corp. PLC	7,989	2,351,722
Ecolab, Inc.	6,887	1,731,598
Edison International	14,514	776,644
Edwards Lifesciences Corp.(b)	17,731	1,338,513
Elevance Health, Inc.	4,295	1,806,391
Eli Lilly and Co.	12,759	11,469,703
Emerson Electric Co.	14,307	1,503,809
EOG Resources, Inc.	14,381	1,586,656
Equifax, Inc.	4,105	1,067,834
Equinix, Inc.	2,003	1,724,082
Equity Residential	16,295	1,144,887
Eversource Energy	17,220	1,024,246
Exelon Corp.	29,082	1,363,946
Experian PLC	29,139	1,452,959
	Shares	Value
United States-(continued)
Exxon Mobil Corp.	71,405	$7,542,510
Fair Isaac Corp.(b)	475	945,098
Fastenal Co.	12,663	1,025,323
FedEx Corp.	3,986	838,375
Ferguson Enterprises, Inc.	4,842	821,494
Ferrovial SE	32,594	1,595,491
Fidelity National Information Services, Inc.	11,612	915,955
Fiserv, Inc.(b)	10,776	1,988,926
Ford Motor Co.	103,146	1,032,491
Fortinet, Inc.(b)	13,432	1,393,704
Freeport-McMoRan, Inc.	50,824	1,831,189
Garmin Ltd.	4,729	883,708
Gartner, Inc.(b)	2,278	959,220
GE HealthCare Technologies, Inc.	11,787	828,980
GE Vernova, Inc.	4,907	1,819,614
General Electric Co.	18,987	3,826,640
General Mills, Inc.	19,812	1,124,133
General Motors Co.	24,912	1,127,019
Gilead Sciences, Inc.	24,302	2,589,135
Goldman Sachs Group, Inc. (The)	5,699	3,120,487
GSK PLC	105,796	2,097,641
Halliburton Co.	39,884	790,501
HCA Healthcare, Inc.	3,532	1,218,823
Healthpeak Properties, Inc.	46,850	835,804
HEICO Corp., Class A	5,293	1,063,522
Hershey Co. (The)(a)	6,017	1,005,982
Hess Corp.	8,267	1,066,856
Hilton Worldwide Holdings, Inc.	7,563	1,705,305
Home Depot, Inc. (The)	16,779	6,048,662
Host Hotels & Resorts, Inc.	55,508	783,773
Howmet Aerospace, Inc.	10,558	1,463,128
HP, Inc.	30,794	787,403
Illinois Tool Works, Inc.(a)	5,817	1,395,556
Ingersoll Rand, Inc.	12,002	905,311
Intel Corp.	76,278	1,533,188
Intercontinental Exchange, Inc.	11,345	1,905,620
International Business Machines Corp.	15,443	3,734,426
Interpublic Group of Cos., Inc. (The)	34,203	859,179
Intuit, Inc.	5,188	3,255,314
Intuitive Surgical, Inc.(b)	6,202	3,198,992
IQVIA Holdings, Inc.(b)	6,578	1,020,050
Iron Mountain, Inc.	9,495	851,417
Johnson & Johnson	43,314	6,770,411
Johnson Controls International PLC	16,926	1,420,091
JPMorgan Chase & Co.	45,567	11,146,600
Kenvue, Inc.	46,213	1,090,627
Keurig Dr Pepper, Inc.	36,483	1,261,947
Kimberly-Clark Corp.	9,848	1,297,769
Kimco Realty Corp.(a)	46,626	931,587
Kinder Morgan, Inc.	44,838	1,179,239
KKR & Co., Inc., Class A	12,159	1,389,409
KLA Corp.	2,680	1,883,209
Lam Research Corp.	31,305	2,243,629
Lennar Corp., Class A	6,060	658,177
Linde PLC	8,542	3,871,491
Lowe’s Cos., Inc.	9,449	2,112,418
Marriott International, Inc., Class A	5,985	1,427,901
Marsh & McLennan Cos., Inc.	11,680	2,633,490
Marvell Technology, Inc.	17,137	1,000,287
Mastercard, Inc., Class A	14,018	7,682,705
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

24

Invesco MSCI Global Climate 500 ETF (KLMT)—(continued)
April 30, 2025
(Unaudited)
	Shares	Value
United States-(continued)
McDonald’s Corp.	13,213	$4,223,535
McKesson Corp.	3,029	2,159,041
Medtronic PLC	24,706	2,094,081
Merck & Co., Inc.	45,928	3,913,066
Meta Platforms, Inc., Class A	34,441	18,908,109
MetLife, Inc.	13,600	1,025,032
Microchip Technology, Inc.	15,122	696,822
Micron Technology, Inc.(a)	19,774	1,521,609
Microsoft Corp.	110,562	43,700,736
MicroStrategy, Inc., Class A(b)	3,364	1,278,690
Mondelez International, Inc., Class A	31,567	2,150,660
Moody’s Corp.	3,898	1,766,262
Morgan Stanley	22,105	2,551,359
Motorola Solutions, Inc.	3,065	1,349,795
Nasdaq, Inc.	15,452	1,177,597
Netflix, Inc.(b)	7,028	7,953,728
Newmont Corp.	28,866	1,520,661
NextEra Energy, Inc.	34,887	2,333,243
NIKE, Inc., Class B	23,091	1,302,332
Norfolk Southern Corp.	5,371	1,203,373
Novartis AG	38,575	4,419,036
Nucor Corp.	7,034	839,649
NVIDIA Corp.	380,675	41,463,121
Omnicom Group, Inc.(a)	11,308	861,217
ONEOK, Inc.	13,408	1,101,601
Oracle Corp.	26,804	3,771,859
O’Reilly Automotive, Inc.(b)	1,088	1,539,738
Otis Worldwide Corp.	13,572	1,306,576
PACCAR, Inc.	14,374	1,296,679
Palantir Technologies, Inc., Class A(b)	34,753	4,116,145
Palo Alto Networks, Inc.(a)(b)	12,192	2,279,051
Parker-Hannifin Corp.	2,852	1,725,631
Paychex, Inc.(a)	7,468	1,098,692
PayPal Holdings, Inc.(b)	18,656	1,228,311
PepsiCo, Inc.	25,767	3,493,490
Pfizer, Inc.	110,588	2,699,453
PG&E Corp.	60,024	991,596
Phillips 66	8,860	921,972
PNC Financial Services Group, Inc. (The)	8,042	1,292,269
PPG Industries, Inc.	12,826	1,396,238
Procter & Gamble Co. (The)	40,151	6,527,348
Progressive Corp. (The)	9,696	2,731,751
Prologis, Inc.	20,469	2,091,932
Prudential Financial, Inc.	10,407	1,068,903
Public Service Enterprise Group, Inc.	14,166	1,132,288
Public Storage	3,505	1,053,007
QUALCOMM, Inc.	20,557	3,051,892
Quanta Services, Inc.	3,418	1,000,414
Realty Income Corp.	23,225	1,343,798
Regency Centers Corp.(a)	16,772	1,210,603
Regeneron Pharmaceuticals, Inc.	2,065	1,236,439
Republic Services, Inc.	6,260	1,569,695
Roper Technologies, Inc.	2,612	1,462,929
Ross Stores, Inc.	7,823	1,087,397
Royal Caribbean Cruises Ltd.	4,827	1,037,371
S&P Global, Inc.	6,582	3,291,329
Salesforce, Inc.	16,622	4,466,498
Sanofi S.A.	25,904	2,843,442
Schlumberger N.V.	35,293	1,173,492
ServiceNow, Inc.(b)	3,858	3,684,429
	Shares	Value
United States-(continued)
Sherwin-Williams Co. (The)	4,481	$1,581,435
Simon Property Group, Inc.	8,967	1,411,226
Snowflake, Inc., Class A(b)	7,939	1,266,191
Starbucks Corp.	22,301	1,785,195
Stryker Corp.	6,049	2,261,842
Swiss Re AG	7,911	1,426,280
Synopsys, Inc.(b)	3,334	1,530,339
Sysco Corp.	15,347	1,095,776
Target Corp.	8,914	861,984
Tesla, Inc.(b)	45,117	12,730,213
Texas Instruments, Inc.	15,606	2,497,740
Thermo Fisher Scientific, Inc.	7,197	3,087,513
TJX Cos., Inc. (The)	20,128	2,590,071
T-Mobile US, Inc.	10,821	2,672,246
Trade Desk, Inc. (The), Class A(a)(b)	8,679	465,455
Trane Technologies PLC	4,873	1,867,870
TransDigm Group, Inc.	1,318	1,862,426
Travelers Cos., Inc. (The)	5,106	1,348,648
Truist Financial Corp.	28,631	1,097,713
U.S. Bancorp	31,645	1,276,559
Uber Technologies, Inc.(b)	33,289	2,696,742
Union Pacific Corp.	11,651	2,512,655
United Parcel Service, Inc., Class B	12,525	1,193,632
United Rentals, Inc.	1,439	908,657
UnitedHealth Group, Inc.(a)	14,627	6,018,133
Ventas, Inc.(a)	17,475	1,224,648
Verizon Communications, Inc.	75,895	3,343,934
Vertex Pharmaceuticals, Inc.(a)(b)	4,653	2,370,703
VICI Properties, Inc.(a)	35,149	1,125,471
Visa, Inc., Class A	28,083	9,702,676
Vulcan Materials Co.	3,618	949,110
W.W. Grainger, Inc.	914	936,219
Wabtec Corp.	5,328	984,295
Walmart, Inc.	72,844	7,084,079
Walt Disney Co. (The)	33,219	3,021,268
Waste Management, Inc.	8,654	2,019,497
Wells Fargo & Co.	55,878	3,967,897
Welltower, Inc.	14,324	2,185,699
Weyerhaeuser Co.	38,005	984,710
Williams Cos., Inc. (The)	25,790	1,510,520
Workday, Inc., Class A(a)(b)	5,075	1,243,375
Yum! Brands, Inc.	8,783	1,321,315
Zimmer Biomet Holdings, Inc.	10,595	1,091,815
Zoetis, Inc.	8,530	1,334,092
		770,875,260
Total Common Stocks & Other Equity Interests (Cost $1,141,182,183)		1,171,415,692
Money Market Funds-0.02%
Invesco Government & Agency Portfolio, Institutional Class, 4.26%(d)(e) (Cost $184,764)	184,764	184,764
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-99.83% (Cost $1,141,366,947)		1,171,600,456
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

25

Invesco MSCI Global Climate 500 ETF (KLMT)—(continued)
April 30, 2025
(Unaudited)
	Shares	Value
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-2.81%
Invesco Private Government Fund, 4.32%(d)(e)(f)	9,147,650	$9,147,650
Invesco Private Prime Fund, 4.46%(d)(e)(f)	23,792,110	23,796,868
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $32,945,042)		32,944,518
TOTAL INVESTMENTS IN SECURITIES-102.64% (Cost $1,174,311,989)		1,204,544,974
OTHER ASSETS LESS LIABILITIES-(2.64)%		(30,930,568)
NET ASSETS-100.00%		$1,173,614,406

Investment Abbreviations:
ADR-American Depositary Receipt
PC-Participation Certificate
REIT-Real Estate Investment Trust

Notes to Schedule of Investments:
(a)	All or a portion of this security was out on loan at April 30, 2025.
(b)	Non-income producing security.
(c)
Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at
April 30, 2025 was $4,047,963, which represented less than 1% of the Fund’s Net Assets.

(d)
Affiliated holding. Affiliated holdings are investments in entities which are under common ownership or control of Invesco Ltd. or are investments in entities in which the Fund owns 5% or more of the outstanding voting securities. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the six months ended April 30, 2025.

	Value October 31, 2024	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Value April 30, 2025	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$1,973,306	$22,498,397	$(24,286,939)	$-	$-	$184,764	$20,839
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	1,184,555	63,918,023	(55,954,928)	-	-	9,147,650	126,483 *
Invesco Private Prime Fund	5,474,506	118,656,208	(100,332,363)	(524)	(959)	23,796,868	337,331 *
Total	$8,632,367	$205,072,628	$(180,574,230)	$(524)	$(959)	$33,129,282	$484,653

*
Represents the income earned on the investment of cash collateral, which is included in securities lending income on the Statements of Operations. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(e)	The rate shown is the 7-day SEC standardized yield as of April 30, 2025.
(f)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned. See Note 2K.
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

26

Invesco MSCI Global Timber ETF (CUT)
April 30, 2025
(Unaudited)
Schedule of Investments

	Shares	Value
Common Stocks & Other Equity Interests-99.74%
Austria-4.14%
Mondi PLC	125,052	$1,902,455
Brazil-5.71%
Dexco S.A.	116,195	113,499
Klabin S.A.	233,847	765,391
Suzano S.A.	196,953	1,742,220
		2,621,110
Canada-4.99%
Canfor Corp.(a)	16,782	160,008
Cascades, Inc.	21,229	135,707
Interfor Corp.(a)	14,582	140,193
Resolute Forest Products, Inc.(a)	13,637	19,365
Stella-Jones, Inc.	14,237	696,750
West Fraser Timber Co. Ltd.	15,462	1,142,552
		2,294,575
Chile-1.08%
Empresas CMPC S.A.	318,710	494,855
China-0.78%
Lee & Man Paper Manufacturing Ltd.(b)	364,578	97,984
Nine Dragons Paper Holdings Ltd.(a)(b)	464,620	170,537
Shandong Sun Paper Industry JSC Ltd., A Shares	47,400	91,393
		359,914
Finland-10.65%
Huhtamaki OYJ	27,478	1,015,160
Metsa Board OYJ(b)	45,729	167,529
Stora Enso OYJ, Class R(b)	164,963	1,537,516
UPM-Kymmene OYJ(b)	81,774	2,173,332
		4,893,537
India-1.27%
Aditya Birla Real Estate Ltd.	14,236	323,864
Century Plyboards (India) Ltd.	15,720	130,104
Greenpanel Industries Ltd.	17,562	48,399
JK Paper Ltd.	21,566	80,294
		582,661
Indonesia-0.74%
PT Indah Kiat Pulp & Paper Tbk	697,441	216,547
PT Pabrik Kertas Tjiwi Kimia Tbk	396,878	122,594
		339,141
Japan-4.32%
Daio Paper Corp.	23,899	152,839
Hokuetsu Corp.(b)	29,276	224,594
Nippon Paper Industries Co. Ltd.	28,039	217,303
Oji Holdings Corp.	229,894	1,087,809
Rengo Co. Ltd.	53,752	300,786
		1,983,331
Norway-0.34%
Elopak ASA	38,162	156,307
Portugal-1.00%
Altri SGPS S.A.(b)	20,365	140,616
	Shares	Value
Portugal-(continued)
Navigator Co. S.A. (The)(b)	60,525	$230,482
Semapa-Sociedade de Investimento e Gestao(b)	4,620	86,894
		457,992
Russia-0.00%
Segezha Group PJSC(a)(c)(d)	1,310,077	0
Saudi Arabia-0.40%
Middle East Paper Co.(a)	12,033	89,672
Saudi Paper Manufacturing Co.	5,147	93,994
		183,666
South Africa-0.70%
Sappi Ltd.	171,289	321,094
Spain-0.24%
Ence Energia y Celulosa S.A.(b)	34,235	110,783
Sweden-8.18%
Billerud AB	63,649	673,061
Holmen AB, Class B(b)	21,597	855,748
Svenska Cellulosa AB S.C.A., Class B(b)	171,880	2,227,252
		3,756,061
Switzerland-3.65%
SIG Group AG(a)(b)	86,641	1,678,624
Taiwan-1.01%
Cheng Loong Corp.	204,000	111,480
Chung Hwa Pulp Corp.(a)	111,000	44,368
Longchen Paper & Packaging Co. Ltd.(a)	210,000	59,929
YFY, Inc.	305,000	249,056
		464,833
Thailand-0.33%
SCG Packaging PCL, NVDR	364,800	153,234
United States-50.21%
Amcor PLC(b)	393,793	3,622,896
Avery Dennison Corp.	13,799	2,361,147
Clearwater Paper Corp.(a)(b)	4,693	126,054
Graphic Packaging Holding Co.(b)	85,028	2,152,059
International Paper Co.	44,245	2,021,112
Louisiana-Pacific Corp.	17,907	1,545,553
Magnera Corp.(a)(b)	8,999	132,015
Packaging Corp. of America	11,948	2,217,668
PotlatchDeltic Corp.(b)	22,313	856,596
Ranpak Holdings Corp.(a)(b)	12,518	51,449
Rayonier, Inc.	40,100	980,846
Sealed Air Corp.	41,274	1,137,511
Smurfit WestRock PLC	45,830	1,925,777
Sonoco Products Co.	27,839	1,141,399
Sylvamo Corp.(b)	9,875	588,747
Weyerhaeuser Co.	85,243	2,208,646
		23,069,475
Total Common Stocks & Other Equity Interests (Cost $47,938,897)		45,823,648
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

27

Invesco MSCI Global Timber ETF (CUT)—(continued)
April 30, 2025
(Unaudited)
	Shares	Value
Money Market Funds-0.03%
Invesco Government & Agency Portfolio, Institutional Class, 4.26%(e)(f) (Cost $14,378)	14,378	$14,378
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-99.77% (Cost $47,953,275)		45,838,026
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-20.55%
Invesco Private Government Fund, 4.32%(e)(f)(g)	2,618,931	2,618,931
	Shares	Value
Money Market Funds-(continued)
Invesco Private Prime Fund, 4.46%(e)(f)(g)	6,819,041	$6,820,405
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $9,439,846)		9,439,336
TOTAL INVESTMENTS IN SECURITIES-120.32% (Cost $57,393,121)		55,277,362
OTHER ASSETS LESS LIABILITIES-(20.32)%		(9,334,992)
NET ASSETS-100.00%		$45,942,370

Investment Abbreviations:
NVDR-Non-Voting Depositary Receipt

Notes to Schedule of Investments:
(a)	Non-income producing security.
(b)	All or a portion of this security was out on loan at April 30, 2025.
(c)
Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The value of this security at April 30, 2025 represented less than 1% of the Fund’s Net Assets.

(d)	Security valued using significant unobservable inputs (Level 3). See Note 4.
(e)
Affiliated holding. Affiliated holdings are investments in entities which are under common ownership or control of Invesco Ltd. or are investments in entities in which the Fund owns 5% or more of the outstanding voting securities. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the six months ended April 30, 2025.

	Value October 31, 2024	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Value April 30, 2025	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$704	$3,751,661	$(3,737,987)	$-	$-	$14,378	$1,481
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	2,368,371	16,425,076	(16,174,516)	-	-	2,618,931	70,577 *
Invesco Private Prime Fund	6,192,193	33,436,491	(32,807,331)	(411)	(537)	6,820,405	188,636 *
Total	$8,561,268	$53,613,228	$(52,719,834)	$(411)	$(537)	$9,453,714	$260,694

*
Represents the income earned on the investment of cash collateral, which is included in securities lending income on the Statements of Operations. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(f)	The rate shown is the 7-day SEC standardized yield as of April 30, 2025.
(g)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned. See Note 2K.
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

28

Invesco MSCI Green Building ETF (GBLD)
April 30, 2025
(Unaudited)
Schedule of Investments

	Shares	Value
Common Stocks & Other Equity Interests-99.64%
Australia-2.70%
Centuria Office REIT	7,217	$5,666
Cromwell Property Group(a)	26,775	6,418
Growthpoint Properties Australia Ltd.(a)	5,149	7,630
Vicinity Ltd.	75,520	114,088
		133,802
Austria-0.40%
CA Immobilien Anlagen AG	726	19,723
Brazil-0.56%
ALLOS S.A.	7,400	27,789
Canada-1.76%
First Capital REIT	2,037	25,188
RioCan REIT(a)	2,875	35,841
SmartCentres REIT(a)	1,426	26,315
		87,344
China-0.27%
China Merchants Shekou Industrial Zone Holdings Co. Ltd.	10,600	13,357
Finland-0.14%
Citycon OYJ(a)	1,713	6,902
France-11.24%
Carmila S.A.	1,104	24,081
Covivio S.A.	1,088	61,219
Gecina S.A.	897	92,402
Klepierre S.A.	4,194	154,042
Mercialys S.A.	1,829	24,569
Unibail-Rodamco-Westfield	2,363	200,729
		557,042
Hong Kong-2.64%
Fortune REIT	29,564	16,544
Hang Lung Properties Ltd.	36,900	30,267
Henderson Land Development Co. Ltd.	28,029	79,498
Yuexiu REIT	47,253	4,439
		130,748
India-2.49%
Brookfield India Real Estate Trust(b)	5,922	20,295
Embassy Office Parks REIT	16,624	75,104
Max Estates Ltd.(c)	1,098	5,310
Mindspace Business Parks REIT(b)	4,045	18,450
Nesco Ltd.	393	4,386
		123,545
Japan-24.29%
Activia Properties, Inc.	13	31,246
AEON REIT Investment Corp.	34	29,827
CRE Logistics REIT, Inc.	10	10,061
Daiwa House REIT Investment Corp.	45	75,553
Daiwa Office Investment Corp.	10	21,476
Frontier Real Estate Investment Corp.	51	28,380
Fukuoka REIT Corp.	14	15,354
Global One Real Estate Investment Corp.	20	16,740
GLP J-Reit	91	78,679
Hulic Reit, Inc.	25	25,651
Isetan Mitsukoshi Holdings Ltd.(a)	6,336	81,640
Japan Excellent, Inc.	23	20,830
	Shares	Value
Japan-(continued)
Japan Logistics Fund, Inc.	49	$32,121
Japan Metropolitan Fund Investment Corp.	140	93,501
Japan Prime Realty Investment Corp.	16	39,609
Japan Real Estate Investment Corp.	124	98,643
LaSalle Logiport REIT	34	32,512
Mirai Corp.(a)	38	11,078
Mitsubishi Estate Logistics REIT Investment Corp.	27	22,098
Mori Hills REIT Investment Corp.	30	27,680
Nippon Building Fund, Inc.	148	137,702
Nippon Prologis REIT, Inc.	44	72,942
Nomura Real Estate Master Fund, Inc.	77	76,841
ORIX JREIT, Inc.	52	65,649
Sekisui House Reit, Inc.(a)	86	46,506
SOSiLA Logistics REIT, Inc.(a)	14	10,857
		1,203,176
Mexico-2.92%
Fibra Uno Administracion S.A. de C.V.	55,860	72,168
Prologis Property Mexico S.A. de C.V.	20,310	72,473
		144,641
Netherlands-0.78%
Eurocommercial Properties N.V.	851	24,675
Wereldhave N.V.	727	13,779
		38,454
Romania-1.83%
NEPI Rockcastle N.V.(c)	11,799	90,478
Singapore-11.29%
CapitaLand Ascendas REIT	72,899	148,589
CapitaLand India Trust	19,694	14,698
CapitaLand Integrated Commercial Trust	113,818	187,368
City Developments Ltd.(a)	9,755	37,154
Frasers Centrepoint Trust	26,104	45,236
Frasers Logistics & Commercial Trust(a)(b)	54,987	37,729
Keppel REIT	48,721	31,927
Lendlease Global Commercial REIT	33,080	13,055
Mapletree Pan Asia Commercial Trust	46,197	43,278
		559,034
South Africa-0.67%
Redefine Properties Ltd.	133,341	33,165
Spain-2.72%
Inmobiliaria Colonial SOCIMI S.A.	6,112	39,749
Merlin Properties SOCIMI S.A.	7,694	87,552
Neinor Homes S.A.(b)(c)	417	7,284
		134,585
Sweden-1.30%
Atrium Ljungberg AB(a)	5,037	17,874
Fabege AB(a)	4,512	38,627
Platzer Fastigheter Holding AB, Class B	1,023	8,057
		64,558
Switzerland-4.31%
Swiss Prime Site AG	1,507	213,427
United Kingdom-4.14%
Berkeley Group Holdings PLC (The)	1,972	110,173
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

29

Invesco MSCI Green Building ETF (GBLD)—(continued)
April 30, 2025
(Unaudited)
	Shares	Value
United Kingdom-(continued)
Crest Nicholson Holdings PLC(a)	4,756	$11,481
Tritax Big Box REIT PLC	43,551	83,496
		205,150
United States-23.19%
Alexandria Real Estate Equities, Inc.(a)	3,064	222,630
American Assets Trust, Inc.(a)	950	17,794
Beazer Homes USA, Inc.(c)	578	11,306
Brandywine Realty Trust(a)	3,364	13,321
BXP, Inc.(a)	2,928	186,601
Cousins Properties, Inc.	3,268	90,001
Douglas Emmett, Inc.(a)	3,262	45,113
Empire State Realty Trust, Inc., Class A	2,745	19,544
Highwoods Properties, Inc.(a)	2,067	58,785
Hudson Pacific Properties, Inc.	2,614	5,359
JBG SMITH Properties, (Acquired 04/20/2021 - 10/18/2024; Cost $39,124)(d)	1,563	21,851
KB Home	1,432	77,371
Kilroy Realty Corp.(a)	2,187	68,912
Meritage Homes Corp.(a)	1,413	96,282
Paramount Group, Inc.(a)	3,391	14,547
Piedmont Office Realty Trust, Inc., Class A(a)	2,416	14,279
SL Green Realty Corp.(a)	1,401	73,707
Vornado Realty Trust	3,163	111,591
		1,148,994
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-99.64% (Cost $6,272,975)		4,935,914
	Shares	Value
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-20.14%
Invesco Private Government Fund, 4.32%(e)(f)(g)	277,494	$277,494
Invesco Private Prime Fund, 4.46%(e)(f)(g)	720,069	720,213
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $997,732)		997,707
TOTAL INVESTMENTS IN SECURITIES-119.78% (Cost $7,270,707)		5,933,621
OTHER ASSETS LESS LIABILITIES-(19.78)%		(979,924)
NET ASSETS-100.00%		$4,953,697

Investment Abbreviations:
REIT-Real Estate Investment Trust

Notes to Schedule of Investments:
(a)	All or a portion of this security was out on loan at April 30, 2025.
(b)
Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at
April 30, 2025 was $83,758, which represented 1.69% of the Fund’s Net Assets.

(c)	Non-income producing security.
(d)	Restricted security. The value of this security at April 30, 2025 represented less than 1% of the Fund’s Net Assets.
(e)
Affiliated holding. Affiliated holdings are investments in entities which are under common ownership or control of Invesco Ltd. or are investments in entities in which the Fund owns 5% or more of the outstanding voting securities. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the six months ended April 30, 2025.

	Value October 31, 2024	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Value April 30, 2025	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$-	$268,532	$(268,532)	$-	$-	$-	$151
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

30

Invesco MSCI Green Building ETF (GBLD)—(continued)
April 30, 2025
(Unaudited)
	Value October 31, 2024	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Value April 30, 2025	Dividend Income
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	$263,099	$2,458,644	$(2,444,249)	$-	$-	$277,494	$6,870 *
Invesco Private Prime Fund	686,794	5,235,876	(5,202,378)	(17)	(62)	720,213	18,450 *
Total	$949,893	$7,963,052	$(7,915,159)	$(17)	$(62)	$997,707	$25,471

*
Represents the income earned on the investment of cash collateral, which is included in securities lending income on the Statements of Operations. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(f)	The rate shown is the 7-day SEC standardized yield as of April 30, 2025.
(g)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned. See Note 2K.
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

31

Invesco RAFI Developed Markets ex-U.S. ETF (PXF)
April 30, 2025
(Unaudited)
Schedule of Investments

	Shares	Value
Common Stocks & Other Equity Interests-99.36%
Australia-5.23%
AGL Energy Ltd.	93,525	$636,677
Ampol Ltd.	31,096	471,653
ANZ Group Holdings Ltd.	220,959	4,220,619
APA Group(a)	97,593	512,971
Aristocrat Leisure Ltd.	20,764	885,842
ASX Ltd.	7,252	328,026
Aurizon Holdings Ltd.	207,949	406,660
Bank of Queensland Ltd.(a)	72,370	345,324
Bendigo & Adelaide Bank Ltd.	51,763	369,899
BHP Group Ltd.	553,629	13,180,584
BlueScope Steel Ltd.	66,750	1,021,257
Brambles Ltd.	87,859	1,153,352
Coles Group Ltd.	102,068	1,384,549
Commonwealth Bank of Australia	71,890	7,654,321
Computershare Ltd.	26,540	692,770
Coronado Global Resources, Inc., CDI(b)	39,104	4,872
CSL Ltd.	14,752	2,365,300
Dexus	125,560	603,738
Downer EDI Ltd.	22,609	82,470
Dyno Nobel Ltd.	239,827	347,753
EBOS Group Ltd.	1,654	35,963
Endeavour Group Ltd.(a)	169,067	431,986
Evolution Mining Ltd.	138,167	692,154
Fortescue Ltd.	200,333	2,066,715
Glencore PLC(c)	1,845,138	6,063,341
Goodman Group	49,681	950,046
GPT Group (The)	196,552	582,013
Insurance Australia Group Ltd.	201,692	1,058,224
James Hardie Industries PLC, CDI(a)(c)	13,770	322,859
JB Hi-Fi Ltd.	11,188	740,594
Lendlease Corp. Ltd.(a)	84,714	285,133
Macquarie Group Ltd.	22,779	2,811,841
Medibank Pvt. Ltd.	236,198	701,856
Metcash Ltd.	159,588	328,356
Mineral Resources Ltd.(c)	13,249	174,047
Mirvac Group	455,148	663,177
National Australia Bank Ltd.	156,615	3,612,398
Northern Star Resources Ltd.	58,119	713,135
Orica Ltd.	37,169	385,387
Origin Energy Ltd.	155,700	1,060,093
Orora Ltd.	131,533	152,230
Qantas Airways Ltd.	66,046	373,011
QBE Insurance Group Ltd.	116,144	1,603,347
Ramsay Health Care Ltd.	19,088	405,952
Rio Tinto Ltd.(a)	46,676	3,488,352
Rio Tinto PLC	173,003	10,332,356
Santos Ltd.	354,261	1,360,420
Scentre Group	447,138	1,034,772
Sonic Healthcare Ltd.	41,603	693,885
South32 Ltd.	778,697	1,340,459
Stockland	264,031	926,854
Suncorp Group Ltd.	81,341	1,056,610
Telstra Group Ltd.	490,729	1,414,744
Transurban Group	164,752	1,483,019
Treasury Wine Estates Ltd.	56,463	322,389
Vicinity Ltd.	405,754	612,973
Viva Energy Group Ltd.(b)	184,883	203,061
	Shares	Value
Australia-(continued)
Washington H Soul Pattinson & Co. Ltd.(a)	9,763	$232,131
Wesfarmers Ltd.	49,776	2,490,866
Westpac Banking Corp.	224,708	4,710,384
Whitehaven Coal Ltd.(a)	125,255	400,220
Woodside Energy Group Ltd.	221,923	2,889,636
Woolworths Group Ltd.	78,215	1,576,861
Worley Ltd.	49,009	390,032
		99,842,519
Austria-0.43%
ams-OSRAM AG(a)(c)	25,414	226,601
ANDRITZ AG	4,420	318,713
BAWAG Group AG(b)(c)	10,493	1,154,076
Erste Group Bank AG	35,636	2,421,638
Mondi PLC	76,075	1,157,353
OMV AG	25,534	1,324,746
Raiffeisen Bank International AG	24,229	649,416
voestalpine AG	18,455	488,002
Wienerberger AG	13,479	474,903
		8,215,448
Belgium-0.70%
Ackermans & van Haaren N.V.	461	113,143
Ageas S.A./N.V.	19,353	1,217,926
Anheuser-Busch InBev S.A./N.V.	77,456	5,122,623
Cofinimmo S.A.	3,263	261,805
Colruyt Group N.V	5,463	263,607
Elia Group S.A./N.V.(a)	2,221	241,629
Groupe Bruxelles Lambert N.V.	6,969	576,881
KBC Group N.V.	31,934	2,954,733
Proximus SADP	40,699	313,670
Syensqo S.A.(a)	7,342	527,002
UCB S.A.	7,103	1,306,742
Umicore S.A.	45,333	413,498
		13,313,259
Brazil-0.06%
Yara International ASA	36,672	1,193,976
Canada-9.37%
Agnico Eagle Mines Ltd.	25,346	2,973,150
Air Canada(c)	18,254	184,615
Algonquin Power & Utilities Corp.(a)	132,079	710,452
Alimentation Couche-Tard, Inc.	56,149	2,925,130
Allied Properties REIT(a)	21,017	233,404
AltaGas Ltd.	34,719	1,025,509
ARC Resources Ltd.	45,576	841,703
ATCO Ltd., Class I	3,614	135,607
AtkinsRealis Group, Inc.	12,173	601,644
B2Gold Corp.	176,173	549,704
Bank of Montreal(a)	68,628	6,562,711
Bank of Nova Scotia (The)	177,326	8,855,388
Barrick Gold Corp.	195,754	3,725,746
BCE, Inc.(a)	53,013	1,175,935
Bombardier, Inc., Class B(a)(c)	10,159	670,157
Brookfield Corp.	139,564	7,482,886
Brookfield Renewable Corp.	8,990	255,714
CAE, Inc.(c)	17,249	430,694
Cameco Corp.	5,439	245,037
Canadian Apartment Properties REIT	15,875	483,847
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

32

Invesco RAFI Developed Markets ex-U.S. ETF (PXF)—(continued)
April 30, 2025
(Unaudited)
	Shares	Value
Canada-(continued)
Canadian Imperial Bank of Commerce	104,938	$6,605,632
Canadian National Railway Co.	25,584	2,472,830
Canadian Natural Resources Ltd.(a)	193,867	5,552,290
Canadian Pacific Kansas City Ltd.(a)	30,445	2,206,948
Canadian Tire Corp. Ltd., Class A(a)	9,770	1,067,181
Capital Power Corp.	12,875	487,857
CCL Industries, Inc., Class B	2,561	133,566
Celestica, Inc.(c)	9,195	783,036
Cenovus Energy, Inc.	138,398	1,626,149
CGI, Inc., Class A	9,868	1,044,309
CI Financial Corp.	18,766	424,555
Constellation Software, Inc.	211	758,939
Dollarama, Inc.	4,395	541,222
Element Fleet Management Corp.	20,111	439,551
Emera, Inc.(a)	33,464	1,503,251
Empire Co. Ltd., Class A	6,455	239,264
Enbridge, Inc.(a)	251,897	11,756,895
Fairfax Financial Holdings Ltd.	1,893	2,949,616
Finning International, Inc.	15,630	440,283
First Capital REIT	18,281	226,048
Fortis, Inc.	51,538	2,547,238
Franco-Nevada Corp.	5,261	902,326
George Weston Ltd.	5,718	1,111,891
Gibson Energy, Inc.	18,517	290,765
Gildan Activewear, Inc.	10,508	483,293
Great-West Lifeco, Inc.	32,419	1,258,222
H&R REIT	13,096	93,008
Hydro One Ltd.(b)	23,011	883,590
iA Financial Corp., Inc.	9,753	945,574
Imperial Oil Ltd.	17,029	1,146,403
Intact Financial Corp.	8,840	1,959,417
Keyera Corp.	24,602	762,122
Kinross Gold Corp.	128,043	1,886,393
Linamar Corp.	2,872	105,187
Loblaw Cos. Ltd.	12,903	2,090,561
Magna International, Inc.	62,208	2,157,217
Manulife Financial Corp.	204,698	6,261,124
MEG Energy Corp.	28,422	397,945
Methanex Corp.	9,093	284,383
Metro, Inc.	20,160	1,550,567
National Bank of Canada	27,829	2,439,394
Northland Power, Inc.(a)	30,734	416,744
Nutrien Ltd.(a)	87,922	5,009,383
Onex Corp.	5,536	391,203
Open Text Corp.	19,737	533,255
Pan American Silver Corp.	4,579	115,063
Parkland Corp.	22,180	557,671
Pembina Pipeline Corp.	56,700	2,163,245
Power Corp. of Canada	90,621	3,423,300
Quebecor, Inc., Class B	4,118	112,751
RB Global, Inc.	1,192	119,890
Restaurant Brands International, Inc.	12,095	777,817
RioCan REIT(a)	38,951	485,583
Rogers Communications, Inc., Class B	13,625	354,508
Royal Bank of Canada	119,640	14,332,028
Saputo, Inc.	27,441	534,397
Shopify, Inc., Class A(c)	6,985	663,052
SmartCentres REIT(a)	12,724	234,804
South Bow Corp.	18,245	449,752
SSR Mining, Inc.(c)	53,132	564,669
	Shares	Value
Canada-(continued)
Stantec, Inc.	2,708	$237,217
Sun Life Financial, Inc.	55,475	3,299,262
Suncor Energy, Inc.	183,939	6,483,740
TC Energy Corp.(a)	109,699	5,531,409
Teck Resources Ltd., Class B	49,721	1,686,403
TELUS Corp.	59,877	919,851
TFI International, Inc.	3,975	322,507
Thomson Reuters Corp.	4,210	781,866
TMX Group Ltd.	9,878	399,539
Toromont Industries Ltd.	3,855	325,525
Toronto-Dominion Bank (The)	186,500	11,893,712
Tourmaline Oil Corp.(a)	26,825	1,182,685
Veren, Inc.	80,386	474,879
Vermilion Energy, Inc.(a)	41,974	252,822
West Fraser Timber Co. Ltd.	13,148	971,560
Wheaton Precious Metals Corp.(a)	13,156	1,096,349
Whitecap Resources, Inc.(a)	20,518	116,159
WSP Global, Inc.	4,460	789,000
		178,888,675
Chile-0.06%
Antofagasta PLC(a)	27,104	596,151
Lundin Mining Corp.(a)	67,533	551,489
		1,147,640
China-0.23%
BeiGene Ltd.(c)	6,900	139,462
BOC Hong Kong (Holdings) Ltd.	233,192	967,482
China Gas Holdings Ltd.	146,000	132,019
GCL Technology Holdings Ltd.(a)(c)	607,000	61,700
JOYY, Inc., ADR	3,040	125,126
Kingboard Holdings Ltd.	21,500	57,765
Lenovo Group Ltd.	1,368,369	1,582,808
Sino Biopharmaceutical Ltd.	249,000	125,062
SITC International Holdings Co. Ltd.	223,937	620,145
Wilmar International Ltd.	158,395	371,626
Xinyi Glass Holdings Ltd.(a)	237,078	221,998
		4,405,193
Colombia-0.00%
Parex Resources, Inc.	9,955	79,997
Denmark-0.89%
A.P. Moller - Maersk A/S, Class B(a)	2,713	4,688,233
Carlsberg A/S, Class B	6,944	949,539
Coloplast A/S, Class B	4,111	466,882
Danske Bank A/S	58,577	2,062,697
DSV A/S(a)	9,051	1,925,330
Genmab A/S(c)	1,926	409,852
ISS A/S(a)	22,294	561,396
Jyske Bank A/S	3,134	257,968
Novo Nordisk A/S, Class B	44,350	2,975,947
Novonesis (Novozymes) B, Class B	2,629	171,385
Orsted A/S(a)(b)(c)	17,123	683,820
Pandora A/S	2,951	440,870
Rockwool A/S	2,508	114,901
Svitzer Group A/S	4,083	171,830
Tryg A/S	22,605	541,071
Vestas Wind Systems A/S	44,417	594,301
		17,016,022
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

33

Invesco RAFI Developed Markets ex-U.S. ETF (PXF)—(continued)
April 30, 2025
(Unaudited)
	Shares	Value
Finland-1.23%
Elisa OYJ(a)	12,063	$645,753
Fortum OYJ(a)	97,074	1,633,200
Huhtamaki OYJ	7,716	285,063
Kesko OYJ, Class B(a)	32,860	757,025
Kone OYJ, Class B	23,005	1,429,647
Konecranes OYJ	4,627	311,067
Mandatum OYJ(a)	57,850	410,264
Metso OYJ(a)	35,119	382,906
Neste OYJ(a)	71,399	743,196
Nokia OYJ	770,250	3,863,870
Nordea Bank Abp	444,342	6,174,858
Orion OYJ, Class B	6,883	432,439
Outokumpu OYJ(a)	100,725	389,039
Sampo OYJ	177,657	1,786,004
Stora Enso OYJ, Class R(a)	107,811	1,004,839
TietoEVRY OYJ(a)	15,159	272,509
UPM-Kymmene OYJ	69,930	1,858,550
Valmet OYJ(a)	16,940	519,028
Wartsila OYJ Abp	31,812	589,793
		23,489,050
France-8.46%
Accor S.A.	9,704	479,785
Air France-KLM(a)(c)	44,977	394,040
Air Liquide S.A.	27,831	5,738,354
Airbus SE	23,184	3,947,651
Alstom S.A.(c)	78,659	1,906,089
Amundi S.A.(a)(b)	6,986	553,733
Arkema S.A.	10,219	779,579
AXA S.A.	201,837	9,578,931
Ayvens S.A.(b)	11,432	116,282
BNP Paribas S.A.	176,018	14,965,264
Bollore SE	60,120	373,148
Bouygues S.A.(a)	41,757	1,841,762
Bureau Veritas S.A.	15,177	483,423
Capgemini SE	8,851	1,417,948
Carrefour S.A.(a)	130,118	2,013,812
Cie de Saint-Gobain S.A.	54,558	5,951,860
Cie Generale des Etablissements Michelin S.C.A.	90,231	3,310,722
Clariane SE(c)	29,870	127,358
Covivio S.A.	8,066	453,857
Credit Agricole S.A.	208,224	3,919,019
Danone S.A.	56,739	4,898,998
Dassault Systemes SE	13,029	489,958
Edenred SE(a)	5,515	172,588
Eiffage S.A.	13,186	1,800,433
Elis S.A.(a)	18,526	477,183
Emeis S.A.(a)(c)	10,589	136,964
ENGIE S.A.	289,018	5,994,085
EssilorLuxottica S.A.(a)	13,635	3,942,492
Eurazeo SE	5,971	438,100
Forvia SE	82,824	641,994
Gecina S.A.	6,586	678,437
Getlink SE	12,746	242,857
Hermes International S.C.A.	354	976,915
Kering S.A.(a)	5,639	1,151,219
Klepierre S.A.	26,744	982,286
Legrand S.A.	13,556	1,494,932
L’Oreal S.A.	7,726	3,425,607
	Shares	Value
France-(continued)
Louis Hachette Group(c)	62,380	$98,693
LVMH Moet Hennessy Louis Vuitton SE	7,922	4,403,337
Nexans S.A.	2,533	279,230
Orange S.A.	361,431	5,261,713
Pernod Ricard S.A.	13,776	1,498,397
Publicis Groupe S.A.	16,081	1,641,827
Renault S.A.	54,064	2,881,290
Rexel S.A.	40,594	1,131,731
Rubis S.C.A.	4,581	149,628
Safran S.A.	10,411	2,780,110
Schneider Electric SE	22,211	5,207,375
SCOR SE	22,504	711,524
SEB S.A.	3,002	284,150
Societe Generale S.A.	187,517	9,810,610
Sodexo S.A.	10,227	651,413
Sopra Steria Group	957	196,898
SPIE S.A.(a)	12,432	611,422
STMicroelectronics N.V.	42,405	967,496
Technip Energies N.V.	13,248	453,633
Teleperformance SE	5,898	648,972
Thales S.A.	6,114	1,718,565
TotalEnergies SE	361,791	20,676,819
Ubisoft Entertainment S.A.(c)	9,892	116,952
Unibail-Rodamco-Westfield	15,549	1,320,833
Valeo SE(a)	106,319	1,059,507
Veolia Environnement S.A.(a)	90,250	3,307,648
Vinci S.A.	47,160	6,647,245
Vivendi SE	62,378	195,193
Wendel SE	2,629	259,389
Worldline S.A.(a)(b)(c)	61,486	341,838
		161,611,103
Germany-9.95%
adidas AG	9,645	2,226,875
Allianz SE	41,170	17,085,578
Aroundtown S.A.(a)(c)	219,158	657,013
Aurubis AG(a)	8,054	705,604
BASF SE	162,934	8,349,604
Bayer AG	286,548	7,535,470
Bayerische Motoren Werke AG(a)	75,376	6,415,215
Beiersdorf AG	3,347	473,209
BioNTech SE, ADR(c)	6,044	629,483
Brenntag SE	13,540	907,367
Commerzbank AG	148,699	3,949,249
Continental AG	25,074	1,966,900
Daimler Truck Holding AG	72,950	2,940,967
Deutsche Bank AG	397,549	10,459,760
Deutsche Boerse AG	6,986	2,257,895
Deutsche Lufthansa AG	133,669	963,805
Deutsche Post AG	141,737	6,076,992
Deutsche Telekom AG	395,838	14,266,474
Dr. Ing. h.c. F. Porsche AG, Preference Shares(a)(b)	2,188	110,373
E.ON SE	322,031	5,651,581
Evonik Industries AG	51,461	1,160,457
Freenet AG	15,402	642,668
Fresenius Medical Care AG	34,518	1,762,170
Fresenius SE & Co. KGaA(c)	73,160	3,486,840
FUCHS SE, Preference Shares(a)	6,749	339,578
GEA Group AG	12,985	850,054
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

34

Invesco RAFI Developed Markets ex-U.S. ETF (PXF)—(continued)
April 30, 2025
(Unaudited)
	Shares	Value
Germany-(continued)
Hannover Rueck SE	4,564	$1,470,087
Hapag-Lloyd AG(a)(b)	522	82,472
Heidelberg Materials AG	20,408	4,093,880
HelloFresh SE(a)(c)	18,127	189,403
Henkel AG & Co. KGaA, Preference Shares	25,284	1,970,478
HOCHTIEF AG	3,251	617,191
HUGO BOSS AG	3,066	128,321
Infineon Technologies AG	57,278	1,903,753
K+S AG	55,530	971,883
KION Group AG	12,897	550,734
Knorr-Bremse AG	5,815	578,698
LANXESS AG	27,150	817,958
LEG Immobilien SE	9,084	772,695
Mercedes-Benz Group AG	168,487	10,108,317
Merck KGaA	7,365	1,028,886
MTU Aero Engines AG	2,193	761,623
Muenchener Rueckversicherungs- Gesellschaft AG in Muenchen, Class R	12,291	8,443,506
Porsche Automobil Holding SE, Preference Shares	12,154	502,845
ProSiebenSat.1 Media SE	45,391	317,861
Puma SE	10,001	259,124
Rheinmetall AG	1,404	2,399,319
RWE AG	88,705	3,456,642
SAP SE	35,044	10,288,780
Schaeffler AG(a)	17,313	74,972
Siemens AG	50,563	11,682,790
Siemens Energy AG, Class A(c)	79,000	6,118,505
Siemens Healthineers AG(b)	13,339	721,546
Symrise AG	5,712	661,041
TAG Immobilien AG(c)	18,819	307,446
Talanx AG	7,864	905,644
thyssenkrupp AG	204,653	2,355,095
Traton SE	2,690	88,927
TUI AG(c)	83,664	645,968
United Internet AG	10,199	232,077
Volkswagen AG, Preference Shares	80,603	8,800,638
Vonovia SE	85,537	2,847,039
Wacker Chemie AG	1,922	145,795
Zalando SE(b)(c)	23,798	872,006
		190,045,126
Guatemala-0.01%
Millicom International Cellular S.A.	3,874	133,808
Hong Kong-1.17%
AIA Group Ltd.	798,707	5,985,339
CK Asset Holdings Ltd.	179,738	734,381
CK Hutchison Holdings Ltd.	186,917	1,054,162
CLP Holdings Ltd.	88,006	750,483
Hang Lung Group Ltd.	19,000	27,277
Hang Seng Bank Ltd.	50,722	708,100
Henderson Land Development Co. Ltd.	122,867	348,484
HKT Trust & HKT Ltd.	81,000	115,275
Hong Kong & China Gas Co. Ltd. (The)	579,425	521,412
Hong Kong Exchanges & Clearing Ltd.	34,478	1,506,508
Hongkong Land Holdings Ltd.	41,698	204,070
Jardine Matheson Holdings Ltd.	9,974	443,196
Kerry Properties Ltd.	21,500	50,497
Link REIT	309,676	1,450,027
MTR Corp. Ltd.(a)	117,090	404,280
	Shares	Value
Hong Kong-(continued)
New World Development Co. Ltd.(c)	474,075	$290,349
Orient Overseas International Ltd.	24,762	345,928
Pacific Basin Shipping Ltd.(a)	239,000	53,595
Power Assets Holdings Ltd.	45,798	302,907
Prudential PLC	290,916	3,100,209
Sino Land Co. Ltd.	98,000	100,726
Sun Hung Kai Properties Ltd.	141,426	1,341,781
Swire Pacific Ltd., Class A(a)	48,565	420,023
Swire Properties Ltd.	47,000	103,881
Techtronic Industries Co. Ltd.	79,334	798,509
WH Group Ltd.	875,300	782,790
Wharf Real Estate Investment Co. Ltd.	123,481	295,345
Yue Yuen Industrial Holdings Ltd.	47,000	67,486
		22,307,020
Indonesia-0.00%
Golden Agri-Resources Ltd.	72,866	13,398
Ireland-0.26%
AerCap Holdings N.V.	3,169	335,914
AIB Group PLC	139,421	940,283
Bank of Ireland Group PLC	99,651	1,174,077
Flutter Entertainment PLC(c)	3,020	727,790
Glanbia PLC(a)	6,395	83,069
Kerry Group PLC, Class A	10,053	1,067,893
Kingspan Group PLC	6,510	551,234
		4,880,260
Israel-0.38%
Bank Hapoalim B.M.	81,552	1,196,254
Bank Leumi le-Israel B.M.	101,007	1,434,404
Check Point Software Technologies Ltd.(c)	826	181,356
ICL Group Ltd.	89,337	596,363
Israel Discount Bank Ltd., Class A	96,288	719,222
Mizrahi Tefahot Bank Ltd.	11,772	596,105
Nice Ltd.(c)	1,943	303,543
Oil Refineries Ltd.	109,625	27,524
Teva Pharmaceutical Industries Ltd., ADR(c)	103,649	1,607,596
Tower Semiconductor Ltd.(c)	6,185	226,054
ZIM Integrated Shipping Services Ltd.	19,313	296,454
		7,184,875
Italy-3.72%
A2A S.p.A.	288,953	737,415
Assicurazioni Generali S.p.A.(a)	145,462	5,334,610
Azimut Holding S.p.A.	8,759	244,243
Banca Monte dei Paschi di Siena S.p.A.(a)	118,982	1,009,669
Banca Popolare di Sondrio S.p.A.	30,790	387,154
Banco BPM S.p.A.(a)	187,418	2,099,260
BPER Banca S.p.A.(a)	148,080	1,206,860
Coca-Cola HBC AG(c)	15,340	800,609
Enel S.p.A.	1,375,316	11,963,626
Eni S.p.A.(a)	531,658	7,640,376
Ferrari N.V.	1,406	645,856
FinecoBank Banca Fineco S.p.A.(a)	26,717	536,472
Hera S.p.A.	119,306	566,767
Intesa Sanpaolo S.p.A.	2,222,914	11,907,413
Italgas S.p.A.(a)	52,092	429,463
Iveco Group N.V.	52,965	849,087
Leonardo S.p.A.	40,370	2,105,994
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

35

Invesco RAFI Developed Markets ex-U.S. ETF (PXF)—(continued)
April 30, 2025
(Unaudited)
	Shares	Value
Italy-(continued)
Mediobanca Banca di Credito Finanziario S.p.A.(a)	70,324	$1,443,360
Moncler S.p.A.	6,232	385,969
Nexi S.p.A.(a)(b)(c)	82,280	482,257
Pirelli & C. S.p.A.(b)	55,195	342,418
Poste Italiane S.p.A.(b)	61,933	1,261,395
Prysmian S.p.A.	18,711	1,031,375
Ryanair Holdings PLC	11,094	264,997
Snam S.p.A.	220,883	1,272,119
Telecom Italia S.p.A.(a)(c)	7,207,323	2,864,182
Terna S.p.A.	105,523	1,052,913
UniCredit S.p.A.(a)	193,519	11,297,868
Unipol Assicurazioni S.p.A.	51,351	924,239
		71,087,966
Ivory Coast-0.02%
Endeavour Mining PLC	13,371	361,548
Japan-22.01%
Advantest Corp.	13,321	558,625
AEON Co. Ltd.(a)	60,827	1,803,013
AGC, Inc.	39,691	1,242,183
Air Water, Inc.	8,142	111,292
Aisin Corp.(a)	102,309	1,302,557
Ajinomoto Co., Inc.	57,292	1,174,649
Alfresa Holdings Corp.	7,542	114,126
Alps Alpine Co. Ltd.	13,218	134,592
Amada Co. Ltd.	42,014	421,690
ANA Holdings, Inc.	21,197	408,153
Aozora Bank Ltd.(a)	21,960	303,925
Asahi Group Holdings Ltd.	187,561	2,598,704
Asahi Kasei Corp.	163,809	1,144,264
Astellas Pharma, Inc.(a)	210,999	2,118,012
Bandai Namco Holdings, Inc.	41,541	1,447,097
Bridgestone Corp.	70,107	2,938,525
Brother Industries Ltd.	38,087	670,921
Canon, Inc.(a)	103,750	3,209,331
Central Japan Railway Co.	92,313	1,947,252
Chiba Bank Ltd. (The)	62,680	558,646
Chubu Electric Power Co., Inc.	89,752	1,168,237
Chugai Pharmaceutical Co. Ltd.	22,017	1,271,413
Chugoku Electric Power Co., Inc. (The)(a)	78,956	420,736
Coca-Cola Bottlers Japan Holdings, Inc.	26,009	489,791
COMSYS Holdings Corp.	5,576	123,881
Concordia Financial Group Ltd.(a)	117,930	764,584
Cosmo Energy Holdings Co. Ltd.	16,446	676,587
Credit Saison Co. Ltd.	17,962	420,465
CyberAgent, Inc.	31,939	274,050
Dai Nippon Printing Co. Ltd.	50,099	699,981
Daicel Corp.	34,227	292,040
Daifuku Co. Ltd.	18,018	477,793
Dai-ichi Life Holdings, Inc.	398,548	2,884,554
Daiichi Sankyo Co. Ltd.	57,580	1,476,444
Daikin Industries Ltd.	21,112	2,410,882
Daito Trust Construction Co. Ltd.	6,789	757,669
Daiwa House Industry Co. Ltd.	66,153	2,399,315
Daiwa House REIT Investment Corp.	154	258,561
Daiwa Securities Group, Inc.	141,879	935,210
Daiwabo Holdings Co. Ltd.	3,510	59,577
Denka Co. Ltd.	7,220	98,766
Denso Corp.	242,149	3,134,066
	Shares	Value
Japan-(continued)
Dentsu Group, Inc.(a)	27,946	$587,316
DIC Corp.	4,854	94,951
Disco Corp.	1,450	281,214
Dowa Holdings Co. Ltd.	3,210	103,237
East Japan Railway Co.	108,237	2,351,832
Ebara Corp.	34,008	512,079
Eisai Co. Ltd.	29,493	854,497
Electric Power Development Co. Ltd.	25,906	455,876
ENEOS Holdings, Inc.(a)	527,414	2,545,145
EXEO Group, Inc.	8,664	101,412
FANUC Corp.	65,906	1,676,659
Fast Retailing Co. Ltd.	4,062	1,339,359
Fuji Electric Co. Ltd.	12,158	541,915
Fuji Media Holdings, Inc.(a)	5,476	113,664
FUJIFILM Holdings Corp.	123,929	2,544,412
Fujikura Ltd.	27,473	1,024,622
Fujitsu Ltd.	150,494	3,351,263
Fukuoka Financial Group, Inc.	20,772	550,110
Furukawa Electric Co. Ltd.	14,990	474,537
GLP J-Reit	268	231,714
GS Yuasa Corp.	5,576	98,175
Hakuhodo DY Holdings, Inc.(a)	25,531	192,410
Hankyu Hanshin Holdings, Inc.	19,318	552,305
Hanwa Co. Ltd.	1,344	44,666
Haseko Corp.(a)	30,205	432,435
Hikari Tsushin, Inc.	1,479	411,219
Hino Motors Ltd.(a)(c)	34,256	109,189
Hirose Electric Co. Ltd.	2,106	238,785
Hitachi Construction Machinery Co. Ltd.(a)	16,742	501,525
Hitachi Ltd.	331,862	8,221,691
Honda Motor Co. Ltd.	825,071	8,414,895
Hoya Corp.	9,235	1,089,237
Hulic Co. Ltd.	41,519	435,195
IBIDEN Co. Ltd.(a)	9,824	272,982
Idemitsu Kosan Co. Ltd.	186,532	1,158,697
IHI Corp.	27,530	2,161,625
Iida Group Holdings Co. Ltd.	26,622	422,399
INFRONEER Holdings, Inc.	12,996	111,111
Inpex Corp.	170,027	2,132,023
Isetan Mitsukoshi Holdings Ltd.(a)	32,620	420,312
Isuzu Motors Ltd.	98,378	1,326,184
ITOCHU Corp.	119,789	6,140,965
Iwatani Corp.	26,426	253,629
J. Front Retailing Co. Ltd.	27,444	336,719
Japan Airlines Co. Ltd.	23,340	423,869
Japan Exchange Group, Inc.	41,580	463,712
Japan Metropolitan Fund Investment Corp.	547	365,324
Japan Post Bank Co. Ltd.(a)	213,613	2,201,594
Japan Post Holdings Co. Ltd.	329,638	3,211,806
Japan Post Insurance Co. Ltd.	40,296	812,008
Japan Real Estate Investment Corp.	432	343,658
Japan Tobacco, Inc.(a)	124,698	3,850,859
JFE Holdings, Inc.(a)	155,250	1,812,355
JGC Holdings Corp.	36,963	296,332
JTEKT Corp.	44,217	342,305
Kajima Corp.	54,665	1,308,383
Kaneka Corp.	2,888	70,749
Kansai Electric Power Co., Inc. (The)	122,986	1,518,853
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

36

Invesco RAFI Developed Markets ex-U.S. ETF (PXF)—(continued)
April 30, 2025
(Unaudited)
	Shares	Value
Japan-(continued)
Kansai Paint Co. Ltd.	20,979	$316,977
Kao Corp.	45,648	1,959,377
Kawasaki Heavy Industries Ltd.(a)	28,186	1,685,350
Kawasaki Kisen Kaisha Ltd.(a)	54,810	753,473
KDDI Corp.	277,892	4,936,993
Keio Corp.	8,390	228,769
Keyence Corp.	3,628	1,520,452
Kikkoman Corp.	39,702	389,576
Kintetsu Group Holdings Co. Ltd.	18,841	406,661
Kirin Holdings Co. Ltd.	98,948	1,500,323
Kobe Steel Ltd.(a)	82,756	972,867
Koito Manufacturing Co. Ltd.(a)	41,827	507,839
Komatsu Ltd.	112,310	3,255,699
Konami Group Corp.	4,098	586,655
Konica Minolta, Inc.(c)	123,056	378,597
K’s Holdings Corp.	10,630	102,047
Kubota Corp.	141,532	1,648,578
Kuraray Co. Ltd.	56,261	658,779
Kurita Water Industries Ltd.	8,974	297,816
Kyocera Corp.(a)	155,381	1,845,923
Kyoto Financial Group, Inc.(a)	17,269	297,121
Kyowa Kirin Co. Ltd.	20,410	319,454
Kyushu Electric Power Co., Inc.	68,974	616,218
Kyushu Financial Group, Inc.	32,834	166,141
Kyushu Railway Co.	18,273	474,057
Lion Corp.	25,157	309,084
Lixil Corp.	73,003	862,290
LY Corp.	264,848	1,004,049
Makita Corp.	23,736	695,791
Marubeni Corp.	204,427	3,632,856
Marui Group Co. Ltd.	12,878	256,954
MatsukiyoCocokara & Co.	30,047	552,876
Mazda Motor Corp.	198,792	1,191,374
Mebuki Financial Group, Inc.	118,882	582,257
Medipal Holdings Corp.	5,576	94,714
MEIJI Holdings Co. Ltd.	35,709	880,064
MINEBEA MITSUMI, Inc.	45,749	672,097
MISUMI Group, Inc.	25,804	362,357
Mitsubishi Chemical Group Corp.	202,216	985,428
Mitsubishi Corp.	443,399	8,438,700
Mitsubishi Electric Corp.	211,467	4,100,666
Mitsubishi Estate Co. Ltd.	123,590	2,176,154
Mitsubishi Gas Chemical Co., Inc.	29,248	446,698
Mitsubishi HC Capital, Inc.	92,918	658,882
Mitsubishi Heavy Industries Ltd.	272,051	5,375,683
Mitsubishi Materials Corp.(a)	31,210	493,434
Mitsubishi Motors Corp.(a)	190,112	527,563
Mitsubishi UFJ Financial Group, Inc.	1,160,563	14,656,936
Mitsui & Co. Ltd.	276,004	5,594,414
Mitsui Chemicals, Inc.	32,759	721,586
Mitsui Fudosan Co. Ltd.	263,407	2,616,756
Mitsui Mining & Smelting Co. Ltd.	13,345	363,675
Mitsui OSK Lines Ltd.(a)	47,386	1,581,897
Mizuho Financial Group, Inc.	335,185	8,400,484
MS&AD Insurance Group Holdings, Inc.	114,453	2,607,696
Murata Manufacturing Co. Ltd.	130,204	1,859,380
Nabtesco Corp.	13,733	206,611
Nagase & Co. Ltd.	4,232	74,718
Nagoya Railroad Co. Ltd.	7,420	90,704
NEC Corp.	148,183	3,615,791
	Shares	Value
Japan-(continued)
Nexon Co. Ltd.	19,410	$305,263
NGK Insulators Ltd.	42,631	527,321
NH Foods Ltd.	15,925	602,655
Nichirei Corp.	28,282	388,882
Nidec Corp.	82,055	1,461,703
Nikon Corp.(a)	57,393	553,175
Nintendo Co. Ltd.	51,576	4,292,046
Nippon Building Fund, Inc.	607	564,766
Nippon Electric Glass Co. Ltd.	14,987	343,731
Nippon Express Holdings, Inc., Class H	42,219	755,738
Nippon Paint Holdings Co. Ltd.	62,713	478,935
Nippon Paper Industries Co. Ltd.	9,808	76,012
Nippon Prologis REIT, Inc.	120	198,932
Nippon Sanso Holdings Corp.	13,514	433,523
Nippon Steel Corp.	191,121	4,032,248
Nippon Telegraph & Telephone Corp.	4,345,613	4,553,198
Nippon Television Holdings, Inc.	4,654	108,034
Nippon Yusen K.K.(a)	81,317	2,663,196
Nissan Chemical Corp.	9,678	283,743
Nissan Motor Co. Ltd.(a)(c)	1,054,788	2,517,046
Nisshin Seifun Group, Inc.	32,350	418,365
Nissin Foods Holdings Co. Ltd.(a)	14,226	314,414
Nissui Corp.	16,406	100,023
Niterra Co. Ltd.(a)	22,040	687,892
Nitori Holdings Co. Ltd.(a)	4,625	551,616
Nitto Denko Corp.	61,043	1,075,499
Nomura Holdings, Inc.	406,039	2,268,479
Nomura Real Estate Holdings, Inc.	65,459	390,242
Nomura Real Estate Master Fund, Inc.	334	333,309
Nomura Research Institute Ltd.	18,985	720,627
NSK Ltd.	78,282	342,758
NTN Corp.	108,048	166,803
NTT DATA Group Corp.	56,948	1,133,706
Obayashi Corp.(a)	80,619	1,253,800
Odakyu Electric Railway Co. Ltd.	19,558	216,441
Oji Holdings Corp.	192,752	912,061
Olympus Corp.	63,278	831,108
Omron Corp.	22,907	681,614
Ono Pharmaceutical Co. Ltd.	49,676	573,180
Open House Group Co. Ltd.(a)	7,078	314,600
Oriental Land Co. Ltd.	12,040	255,609
ORIX Corp.	112,693	2,266,014
Osaka Gas Co. Ltd.	47,120	1,197,720
Otsuka Corp.	17,572	390,660
Otsuka Holdings Co. Ltd.	38,744	1,893,302
Pan Pacific International Holdings Corp.	21,844	674,124
Panasonic Holdings Corp.	358,859	4,124,474
Persol Holdings Co. Ltd.	285,458	518,275
Rakuten Group, Inc.(c)	75,109	443,923
Recruit Holdings Co. Ltd.	49,437	2,746,096
Renesas Electronics Corp.	82,148	966,326
Rengo Co. Ltd.	12,496	69,925
Resona Holdings, Inc.	277,982	2,235,230
Resonac Holdings Corp.(a)	39,095	712,754
Ricoh Co. Ltd.	72,014	759,257
Rohm Co. Ltd.(a)	43,322	395,387
Ryohin Keikaku Co. Ltd.	19,571	663,087
Sankyu, Inc.	2,166	95,023
Santen Pharmaceutical Co. Ltd.	34,882	354,141
Sanwa Holdings Corp.	17,569	578,036
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

37

Invesco RAFI Developed Markets ex-U.S. ETF (PXF)—(continued)
April 30, 2025
(Unaudited)
	Shares	Value
Japan-(continued)
SBI Holdings, Inc.	31,980	$842,902
SCREEN Holdings Co. Ltd.	3,301	220,030
SECOM Co. Ltd.	32,127	1,184,139
Seibu Holdings, Inc.(a)	14,508	351,475
Seiko Epson Corp.	39,449	548,584
Seino Holdings Co. Ltd.	19,938	314,538
Sekisui Chemical Co. Ltd.	49,033	858,842
Sekisui House Ltd.	89,205	2,055,729
Seven & i Holdings Co. Ltd.	262,333	3,870,910
SG Holdings Co. Ltd.(a)	48,275	509,531
Sharp Corp.(a)(c)	64,789	385,014
Shimadzu Corp.	18,095	464,290
SHIMAMURA Co. Ltd.	1,866	124,458
Shimano, Inc.	5,330	752,709
Shimizu Corp.	89,560	959,059
Shin-Etsu Chemical Co. Ltd.	111,565	3,403,182
Shionogi & Co. Ltd.	63,127	1,063,094
Shiseido Co. Ltd.	39,766	655,361
Shizuoka Financial Group, Inc.	46,788	521,173
SMC Corp.	2,805	909,977
SoftBank Corp.	2,852,335	4,326,571
SoftBank Group Corp.	108,071	5,478,140
Sojitz Corp.	44,117	1,046,201
Sompo Holdings, Inc.	93,410	3,068,446
Sony Group Corp.	450,343	11,909,629
Stanley Electric Co. Ltd.	23,114	434,164
Subaru Corp.	100,286	1,820,299
SUMCO Corp.(a)	50,133	346,546
Sumitomo Chemical Co. Ltd.	527,096	1,277,191
Sumitomo Corp.	117,842	2,884,134
Sumitomo Electric Industries Ltd.	90,019	1,450,361
Sumitomo Forestry Co. Ltd.(a)	22,764	657,034
Sumitomo Heavy Industries Ltd.	15,226	317,789
Sumitomo Metal Mining Co. Ltd.(a)	45,538	1,012,761
Sumitomo Mitsui Financial Group, Inc.	475,240	11,364,927
Sumitomo Mitsui Trust Group, Inc.	78,300	1,941,660
Sumitomo Realty & Development Co. Ltd.	37,442	1,397,900
Sumitomo Rubber Industries Ltd.	38,047	480,278
Suntory Beverage & Food Ltd.	16,607	581,646
Suzuken Co. Ltd.	10,691	387,161
Suzuki Motor Corp.	240,802	2,892,570
Sysmex Corp.	25,758	479,290
T&D Holdings, Inc.	65,354	1,393,958
Taiheiyo Cement Corp.	17,981	485,299
Taisei Corp.	22,379	1,216,327
Taiyo Yuden Co. Ltd.(a)	18,876	285,371
Takashimaya Co. Ltd.(a)	44,505	343,958
Takeda Pharmaceutical Co. Ltd.(a)	191,145	5,795,656
TDK Corp.	163,475	1,748,673
Teijin Ltd.	11,652	97,931
Terumo Corp.	58,115	1,115,015
THK Co. Ltd.	11,419	281,977
TIS, Inc.	18,011	521,094
Tobu Railway Co. Ltd.	16,312	298,370
Toho Gas Co. Ltd.	4,032	120,896
Tohoku Electric Power Co., Inc.	90,730	653,591
Tokai Carbon Co. Ltd.(a)	32,326	209,090
Tokio Marine Holdings, Inc.	119,295	4,793,025
Tokyo Electric Power Co. Holdings, Inc.(c)	867,582	2,660,394
Tokyo Electron Ltd.	14,895	2,223,128
	Shares	Value
Japan-(continued)
Tokyo Gas Co. Ltd.	52,842	$1,759,744
Tokyo Tatemono Co. Ltd.	27,496	494,132
Tokyu Corp.(a)	42,785	520,136
Tokyu Fudosan Holdings Corp.	94,461	663,165
TOPPAN Holdings, Inc.	35,470	998,107
Toray Industries, Inc.	201,022	1,286,891
Tosoh Corp.	55,685	786,847
TOTO Ltd.	21,576	570,283
Toyo Seikan Group Holdings Ltd.	6,598	115,467
Toyo Suisan Kaisha Ltd.	6,215	402,731
Toyo Tire Corp.(a)	5,676	106,376
Toyoda Gosei Co. Ltd.	14,902	286,825
Toyota Boshoku Corp.	7,220	103,845
Toyota Industries Corp.	17,964	2,111,748
Toyota Motor Corp.	1,065,941	20,407,382
Toyota Tsusho Corp.	89,093	1,774,741
Trend Micro, Inc.	6,946	499,568
Tsuruha Holdings, Inc.	5,848	471,530
UBE Corp.	20,463	300,938
Unicharm Corp.	56,457	525,461
West Japan Railway Co.	56,858	1,198,916
Yakult Honsha Co. Ltd.(a)	19,645	404,510
Yamada Holdings Co. Ltd.	130,629	421,992
Yamaha Corp.	58,598	429,310
Yamaha Motor Co. Ltd.(a)	159,459	1,255,334
Yamato Holdings Co. Ltd.	48,835	695,001
Yamazaki Baking Co. Ltd.(a)	14,911	357,799
Yaskawa Electric Corp.(a)	13,992	295,504
Yokogawa Electric Corp.	21,040	456,394
Yokohama Rubber Co. Ltd. (The)	20,260	444,037
		420,158,723
Jersey-0.02%
Aptiv PLC(c)	7,334	418,478
Jordan-0.01%
Hikma Pharmaceuticals PLC	9,051	240,387
Luxembourg-0.29%
Aperam S.A.	10,898	318,196
ArcelorMittal S.A.	157,124	4,662,428
Eurofins Scientific SE(a)	8,640	547,116
SES S.A., FDR(a)	20,305	108,028
		5,635,768
Macau-0.02%
Galaxy Entertainment Group Ltd.	90,569	327,137
Sands China Ltd.(c)	71,077	127,310
		454,447
Netherlands-2.38%
Aalberts N.V.	10,120	337,208
ABN AMRO Bank N.V., CVA(b)	95,712	1,990,254
Adyen N.V.(b)(c)	328	532,601
Aegon Ltd.	304,206	1,963,374
Akzo Nobel N.V.(a)	25,184	1,595,454
argenx SE, ADR(c)	140	90,320
ASM International N.V.	674	330,577
ASML Holding N.V.	4,890	3,284,842
ASR Nederland N.V.(a)	18,009	1,140,259
BE Semiconductor Industries N.V.	1,206	131,064
Euronext N.V.(b)	3,385	567,741
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

38

Invesco RAFI Developed Markets ex-U.S. ETF (PXF)—(continued)
April 30, 2025
(Unaudited)
	Shares	Value
Netherlands-(continued)
EXOR N.V.	6,572	$622,630
Heineken Holding N.V.	10,226	802,322
Heineken N.V.	20,338	1,826,829
IMCD N.V.(a)	2,349	313,447
ING Groep N.V.	529,349	10,314,989
JDE Peet’s N.V.	5,688	138,174
Koninklijke Ahold Delhaize N.V.	149,021	6,139,730
Koninklijke KPN N.V.	356,953	1,666,211
Koninklijke Philips N.V.(c)	107,456	2,736,604
NN Group N.V.	56,515	3,477,455
NXP Semiconductors N.V.	2,681	494,135
OCI N.V.(c)	8,913	74,310
Prosus N.V.(c)	37,336	1,756,511
Randstad N.V.(a)	23,551	948,585
SBM Offshore N.V.(a)	25,762	543,487
Universal Music Group N.V.(a)	17,659	521,059
Wolters Kluwer N.V.	6,307	1,117,392
		45,457,564
New Zealand-0.02%
Fisher & Paykel Healthcare Corp. Ltd.	13,884	279,823
Fletcher Building Ltd.(c)	30,223	54,977
Spark New Zealand Ltd.	67,768	83,882
		418,682
Norway-0.64%
Aker BP ASA	43,304	932,628
DNB Bank ASA	86,719	2,174,804
Equinor ASA	196,183	4,455,051
Mowi ASA	40,289	741,141
Norsk Hydro ASA	240,117	1,277,789
Orkla ASA	51,663	578,028
Schibsted ASA, Class A	6,563	200,375
Storebrand ASA	33,235	402,561
Telenor ASA	73,762	1,111,478
Var Energi ASA	87,274	240,753
Wallenius Wilhelmsen ASA	10,080	73,290
		12,187,898
Poland-0.24%
Bank Polska Kasa Opieki S.A.	12,724	640,654
KGHM Polska Miedz S.A.	17,773	569,944
ORLEN S.A.(a)	84,188	1,527,226
PGE Polska Grupa Energetyczna S.A.(c)	31,132	68,306
Powszechna Kasa Oszczednosci Bank Polski S.A.	46,141	891,148
Powszechny Zaklad Ubezpieczen S.A.	58,340	914,300
Tauron Polska Energia S.A.(a)(c)	39,542	62,341
		4,673,919
Portugal-0.22%
Banco Comercial Portugues S.A., Class R	742,833	476,750
EDP S.A.	476,991	1,886,611
Galp Energia SGPS S.A.	76,489	1,189,184
Jeronimo Martins SGPS S.A.	27,179	660,061
		4,212,606
Russia-0.00%
Evraz PLC(c)(d)	48,360	0
Raspadskaya OJSC(c)(d)	546	0
		0
	Shares	Value
Singapore-0.75%
CapitaLand Ascendas REIT	265,624	$541,417
CapitaLand Integrated Commercial Trust	418,185	688,418
CapitaLand Investment Ltd.	172,487	363,644
ComfortDelGro Corp. Ltd.	64,802	76,047
DBS Group Holdings Ltd.	112,264	3,648,486
Genting Singapore Ltd.	273,587	155,190
Keppel Ltd.	103,818	522,126
Mapletree Logistics Trust(a)	177,188	152,523
Olam Group Ltd.	19,294	14,286
Oversea-Chinese Banking Corp. Ltd.	159,605	1,975,839
Sea Ltd., ADR(c)	1,545	207,107
Singapore Airlines Ltd.(a)	128,174	657,980
Singapore Exchange Ltd.	30,183	332,141
Singapore Technologies Engineering Ltd.	73,616	418,137
Singapore Telecommunications Ltd.	710,530	2,056,333
United Overseas Bank Ltd.	77,570	2,060,801
UOL Group Ltd.	62,368	275,981
Venture Corp. Ltd.	10,108	89,756
		14,236,212
South Africa-0.34%
Anglo American PLC	240,220	6,572,377
South Korea-3.66%
BNK Financial Group, Inc.	16,948	123,535
Celltrion, Inc.	1,183	134,160
CJ CheilJedang Corp.	733	123,280
CJ Corp.	1,286	112,414
DB Insurance Co. Ltd.	4,437	285,855
Delivery Hero SE(b)(c)	9,531	270,298
DL E&C Co. Ltd.	2,351	71,857
Doosan Enerbility Co. Ltd.(c)	53,814	1,093,317
E-MART, Inc.	2,425	156,008
GS Engineering & Construction Corp.	5,536	71,165
GS Holdings Corp.	2,640	71,785
Hana Financial Group, Inc.	28,767	1,304,587
Hankook Tire & Technology Co. Ltd.	10,115	293,799
Hanwha Corp.	3,377	114,537
Hanwha Solutions Corp.	21,865	459,691
HD Hyundai Co. Ltd.	7,946	439,454
HD Korea Shipbuilding & Offshore Engineering Co. Ltd.	4,429	847,253
HMM Co. Ltd.	57,133	735,326
Hyundai Engineering & Construction Co. Ltd.	18,044	528,791
Hyundai Glovis Co. Ltd.	1,617	129,654
Hyundai Mobis Co. Ltd.	5,601	1,051,356
Hyundai Motor Co.	21,926	2,938,074
Hyundai Steel Co.	8,456	145,573
Industrial Bank of Korea	31,452	339,443
Kakao Corp.	12,478	335,218
KB Financial Group, Inc.	36,873	2,330,328
Kia Corp.	40,095	2,548,170
Korea Electric Power Corp.	45,053	812,534
Korea Gas Corp.	5,547	151,111
Korea Zinc Co. Ltd.	1,097	611,758
Korean Air Lines Co. Ltd.	26,540	391,275
KT&G Corp.	7,931	640,145
Kumho Petrochemical Co. Ltd.	1,279	107,016
LG Chem Ltd.	9,026	1,367,984
LG Corp.	7,466	349,625
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

39

Invesco RAFI Developed Markets ex-U.S. ETF (PXF)—(continued)
April 30, 2025
(Unaudited)
	Shares	Value
South Korea-(continued)
LG Display Co. Ltd.(c)	60,390	$358,771
LG Electronics, Inc.	19,607	984,185
LG Energy Solution Ltd.(c)	944	215,375
LG H&H Co. Ltd.	1,873	443,791
LG Innotek Co. Ltd.	3,600	353,870
LG Uplus Corp.	14,845	125,345
LOTTE Chemical Corp.	4,226	179,266
LS Corp.	4,564	422,815
Meritz Financial Group, Inc.	5,155	450,344
NAVER Corp.	7,947	1,118,187
NCSoft Corp.	1,303	134,124
POSCO Holdings, Inc.	17,830	3,258,485
Posco International Corp.	5,393	185,922
Samsung C&T Corp.	7,327	630,557
Samsung E&A Co. Ltd.	20,105	271,847
Samsung Electro-Mechanics Co. Ltd.	6,959	574,144
Samsung Electronics Co. Ltd.	675,801	26,368,092
Samsung Fire & Marine Insurance Co. Ltd.	2,399	632,923
Samsung Heavy Industries Co. Ltd.(c)	42,169	432,047
Samsung Life Insurance Co. Ltd.	7,579	460,179
Samsung SDI Co. Ltd.	5,672	702,367
Samsung SDI Co. Ltd., Rts., expiring 06/30/2025(c)	691	16,746
Samsung SDS Co. Ltd.	4,665	420,394
Shinhan Financial Group Co. Ltd.	41,135	1,486,619
SK hynix, Inc.	43,806	5,465,810
SK Innovation Co. Ltd.	12,619	838,169
SK Telecom Co. Ltd.	7,022	268,288
SK, Inc.	3,995	371,818
S-Oil Corp.	8,034	293,449
Woori Financial Group, Inc.	71,672	892,500
		69,842,805
Spain-3.46%
Acciona S.A.(a)	2,867	419,227
Acerinox S.A.(a)	41,006	465,016
ACS Actividades de Construccion y Servicios S.A.	29,023	1,824,692
Aena SME S.A.(a)(b)	2,847	717,674
Amadeus IT Group S.A.	13,249	1,046,459
Banco Bilbao Vizcaya Argentaria S.A.	753,847	10,381,450
Banco de Sabadell S.A.	950,707	2,783,507
Banco Santander S.A.(a)	2,211,121	15,621,794
Bankinter S.A.(a)	70,726	826,719
CaixaBank S.A.(a)	344,815	2,651,832
Cellnex Telecom S.A.(a)(b)	21,830	886,488
Enagas S.A.(a)	40,119	627,683
Endesa S.A.	55,675	1,677,821
Grifols S.A.(a)(c)	67,862	644,772
Iberdrola S.A.(a)	640,733	11,589,531
Industria de Diseno Textil S.A.(a)	44,719	2,413,043
Logista Integral S.A.	8,127	278,805
Mapfre S.A.(a)	153,323	547,709
Merlin Properties SOCIMI S.A.(a)	44,876	510,659
Naturgy Energy Group S.A.(a)	18,147	542,498
Redeia Corp. S.A.	53,654	1,129,013
Repsol S.A.	304,486	3,734,751
Telefonica S.A.(a)	828,223	4,269,430
Unicaja Banco S.A.(a)(b)	222,533	425,620
		66,016,193
	Shares	Value
Sweden-2.29%
Alfa Laval AB(a)	14,651	$608,961
Asmodee Group AB(a)(c)	25,515	281,739
Assa Abloy AB, Class B	48,489	1,474,978
Atlas Copco AB, Class A	114,795	1,780,672
Autoliv, Inc.	1,980	184,595
Billerud AB	9,017	95,351
Boliden AB(c)	40,342	1,238,721
Castellum AB(a)(c)	42,728	521,120
Electrolux AB, Class B(a)(c)	74,901	468,601
Embracer Group AB, Class A(a)(c)	25,517	322,707
Epiroc AB, Class A(a)	37,484	812,688
EQT AB(a)	2,665	77,176
Essity AB, Class B	61,662	1,787,015
Evolution AB(a)(b)	4,044	280,745
Fastighets AB Balder, Class B(a)(c)	40,626	292,661
Getinge AB, Class B(a)	13,341	258,393
H & M Hennes & Mauritz AB, Class B(a)	73,670	1,069,801
Hexagon AB, Class B(a)	87,813	856,471
Holmen AB, Class B(a)	8,384	332,203
Husqvarna AB, Class B(a)	54,488	253,979
Industrivarden AB, Class A	6,347	223,523
Industrivarden AB, Class C(a)	7,559	266,014
Investor AB, Class A	22,468	670,579
Investor AB, Class B	86,896	2,580,094
Kinnevik AB, Class B(a)(c)	20,619	165,382
NIBE Industrier AB, Class B(a)	63,567	271,654
Saab AB, Class B	11,902	555,395
Sandvik AB(a)	68,624	1,419,729
Securitas AB, Class B(a)	64,807	1,029,174
Skandinaviska Enskilda Banken AB, Class A(a)	152,733	2,428,694
Skanska AB, Class B(a)	37,620	876,030
SKF AB, Class B	44,950	882,964
Spotify Technology S.A.(c)	215	132,006
SSAB AB, Class A(a)	152,908	968,264
Svenska Cellulosa AB S.C.A., Class B(a)	50,924	659,882
Svenska Handelsbanken AB, Class A	164,503	2,157,914
Swedbank AB, Class A(a)	109,986	2,751,539
Tele2 AB, Class B	99,577	1,472,300
Telefonaktiebolaget LM Ericsson, Class B(a)	444,969	3,766,851
Telia Co. AB	524,379	1,974,023
Trelleborg AB, Class B	12,826	443,207
Volvo AB, Class B(a)	170,304	4,639,350
Volvo Car AB, Class B(a)(c)	177,687	303,733
		43,636,878
Switzerland-4.33%
ABB Ltd.	66,576	3,531,331
Adecco Group AG(a)	34,374	898,544
Avolta AG	6,680	305,726
Baloise Holding AG	3,769	842,172
Barry Callebaut AG(a)	318	286,341
Bucher Industries AG	250	108,454
Chocoladefabriken Lindt & Spruengli AG, PC(a)	66	966,098
Cie Financiere Richemont S.A.	19,586	3,476,110
Clariant AG(a)(c)	29,125	327,425
DKSH Holding AG	1,142	84,499
DSM-Firmenich AG	6,968	759,562
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

40

Invesco RAFI Developed Markets ex-U.S. ETF (PXF)—(continued)
April 30, 2025
(Unaudited)
	Shares	Value
Switzerland-(continued)
Galenica AG(b)(c)	3,607	$379,462
Geberit AG	1,389	966,404
Georg Fischer AG(a)	4,198	304,865
Givaudan S.A.	283	1,371,276
Helvetia Holding AG	3,058	677,543
Julius Baer Group Ltd.	18,807	1,224,941
Kuehne + Nagel International AG, Class R(a)	3,712	858,608
Logitech International S.A., Class R	5,959	454,809
Lonza Group AG	2,328	1,680,018
Nestle S.A.	153,638	16,424,467
Partners Group Holding AG	527	693,538
PSP Swiss Property AG	2,949	527,431
Roche Holding AG	56,098	18,423,650
Sandoz Group AG	37,896	1,650,928
Schindler Holding AG, PC	2,785	1,023,062
SGS S.A.	8,389	822,869
SIG Group AG(a)(c)	15,128	293,097
Sika AG	4,340	1,089,351
Sonova Holding AG, Class A	1,658	511,925
Sunrise Communications AG(c)	2,247	122,058
Swatch Group AG (The), BR(a)	4,993	870,292
Swiss Life Holding AG	2,893	2,901,199
Swiss Prime Site AG(a)	5,529	783,038
Swisscom AG	2,524	1,690,588
UBS Group AG	229,883	7,008,754
Zurich Insurance Group AG	11,611	8,271,422
		82,611,857
Thailand-0.01%
Thai Beverage PCL	617,534	236,742
United Kingdom-12.09%
3i Group PLC	53,353	3,031,446
Aberdeen Group PLC(a)	309,683	613,003
Admiral Group PLC	22,479	979,867
AngloGold Ashanti PLC(a)	5,237	220,792
Ashtead Group PLC	21,931	1,176,662
Associated British Foods PLC	35,466	979,826
AstraZeneca PLC	61,457	8,824,564
Aviva PLC	251,072	1,885,367
B&M European Value Retail S.A.	123,685	557,511
BAE Systems PLC	199,406	4,633,164
Balfour Beatty PLC	20,721	127,023
Barclays PLC	3,630,863	14,496,623
Barratt Redrow PLC	193,960	1,211,905
Beazley PLC	38,235	454,054
Bellway PLC	15,649	563,091
Berkeley Group Holdings PLC (The)	10,307	575,840
British American Tobacco PLC	337,585	14,737,745
British Land Co. PLC (The)	111,708	589,003
BT Group PLC(a)	1,155,664	2,688,285
Bunzl PLC	24,125	759,823
Burberry Group PLC	40,533	395,630
Centrica PLC	813,444	1,745,530
Coca-Cola Europacific Partners PLC(a)	1,981	179,756
Compass Group PLC	85,304	2,882,484
Croda International PLC	9,395	371,690
Currys PLC(c)	55,225	82,030
DCC PLC	10,525	689,440
Diageo PLC	118,071	3,322,944
	Shares	Value
United Kingdom-(continued)
Direct Line Insurance Group PLC	158,312	$599,290
Dowlais Group PLC	97,745	76,004
Drax Group PLC	78,461	648,678
Entain PLC	53,763	460,650
Haleon PLC	548,361	2,765,492
Halma PLC	11,047	408,681
Harbour Energy PLC	86,902	178,004
Hays PLC	58,132	55,659
Hiscox Ltd.	19,510	287,788
Howden Joinery Group PLC	25,083	258,522
HSBC Holdings PLC	1,882,512	21,032,311
IG Group Holdings PLC	45,963	656,584
IMI PLC	14,632	348,040
Imperial Brands PLC	98,309	4,042,998
Inchcape PLC	42,834	384,682
Informa PLC	71,731	702,313
InterContinental Hotels Group PLC	3,754	401,491
Intermediate Capital Group PLC	16,799	423,513
International Consolidated Airlines Group S.A.(a)	170,543	593,880
International Distribution Services PLC(a)	39,036	191,197
Intertek Group PLC	9,597	590,726
Investec PLC	54,722	344,381
ITV PLC(a)	461,836	498,884
J Sainsbury PLC	344,260	1,226,293
JD Sports Fashion PLC	254,363	268,398
Johnson Matthey PLC	37,859	653,304
Just Eat Takeaway.com N.V.(b)(c)	34,025	747,204
Kingfisher PLC	371,270	1,430,187
Land Securities Group PLC	82,679	656,647
Legal & General Group PLC(a)	583,052	1,840,210
Lloyds Banking Group PLC	7,181,904	7,071,950
London Stock Exchange Group PLC	18,884	2,947,076
M&G PLC	296,655	825,037
Man Group PLC	111,276	243,424
Marks & Spencer Group PLC	285,568	1,487,308
Melrose Industries PLC	88,728	516,965
National Grid PLC	418,919	6,060,333
NatWest Group PLC	1,160,313	7,480,268
Next PLC	6,600	1,091,296
Pearson PLC	58,767	944,228
Pennon Group PLC(a)	49,352	331,123
Persimmon PLC	60,529	1,049,871
Phoenix Group Holdings PLC	95,667	767,091
Quilter PLC(b)	46,711	84,238
Reckitt Benckiser Group PLC	44,799	2,898,129
RELX PLC	50,429	2,758,366
Rentokil Initial PLC	120,606	553,775
Rolls-Royce Holdings PLC	170,811	1,732,922
RS Group PLC	37,510	259,214
Sage Group PLC (The)	36,628	608,609
Schroders PLC	81,600	360,354
Segro PLC	82,453	751,735
Severn Trent PLC	18,413	686,455
Shell PLC	1,214,702	39,288,800
Smith & Nephew PLC(a)	70,338	992,065
Smiths Group PLC	27,638	690,278
Spectris PLC	7,853	210,701
Spirax Group PLC	1,865	147,323
SSE PLC	121,206	2,738,871
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

41

Invesco RAFI Developed Markets ex-U.S. ETF (PXF)—(continued)
April 30, 2025
(Unaudited)
	Shares	Value
United Kingdom-(continued)
St. James’s Place PLC	67,615	$854,229
Standard Chartered PLC	301,263	4,348,935
Subsea 7 S.A.	26,237	398,537
Tate & Lyle PLC	47,343	353,642
Taylor Wimpey PLC	612,259	964,214
Tesco PLC	933,541	4,630,499
Travis Perkins PLC	14,923	111,645
Tritax Big Box REIT PLC	103,030	197,529
Unilever PLC	189,913	12,118,961
United Utilities Group PLC	59,892	902,465
Vistry Group PLC(c)	39,996	337,963
Vodafone Group PLC	6,466,362	6,368,797
Weir Group PLC (The)	14,721	444,742
Whitbread PLC	15,006	522,347
WPP PLC	139,965	1,087,529
		230,766,948
United States-4.34%
Alcon AG	19,993	1,951,041
Allegion PLC	939	130,709
Amcor PLC(a)	133,241	1,225,817
ARM Holdings PLC, ADR(a)(c)	1,356	154,652
Bausch Health Cos., Inc.(c)	77,781	412,752
BP PLC	3,311,611	15,325,431
CRH PLC	36,178	3,452,105
Experian PLC	26,449	1,318,828
Ferguson Enterprises, Inc.	8,360	1,418,358
Ferrovial SE	14,841	726,473
Garmin Ltd.	1,434	267,972
GSK PLC	378,973	7,513,982
Holcim AG(c)	50,338	5,649,813
ICON PLC(c)	1,154	174,762
lululemon athletica, inc.(a)(c)	705	190,893
Medtronic PLC	25,024	2,121,034
Novartis AG	121,513	13,920,163
Perrigo Co. PLC	6,940	178,497
QIAGEN N.V.(c)	9,749	419,825
Sanofi S.A.	116,298	12,765,854
Signify N.V.(a)	26,332	547,717
Sims Ltd.	5,566	51,896
	Shares	Value
United States-(continued)
Smurfit WestRock PLC	29,970	$1,259,339
Stellantis N.V.	447,073	4,174,528
Swiss Re AG	28,086	5,063,644
Tenaris S.A.	38,315	641,100
Trane Technologies PLC	1,162	445,406
Transocean Ltd.(c)	45,431	96,768
Waste Connections, Inc.	6,215	1,225,048
		82,824,407
Zambia-0.07%
First Quantum Minerals Ltd.(c)	96,238	1,289,630
Total Common Stocks & Other Equity Interests (Cost $1,529,670,803)		1,897,109,404
Money Market Funds-0.00%
Invesco Government & Agency Portfolio, Institutional Class, 4.26%(e)(f) (Cost $8,122)	8,122	8,122
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-99.36% (Cost $1,529,678,925)		1,897,117,526
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-7.99%
Invesco Private Government Fund, 4.32%(e)(f)(g)	42,413,650	42,413,650
Invesco Private Prime Fund, 4.46%(e)(f)(g)	110,167,015	110,189,048
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $152,610,104)		152,602,698
TOTAL INVESTMENTS IN SECURITIES-107.35% (Cost $1,682,289,029)		2,049,720,224
OTHER ASSETS LESS LIABILITIES-(7.35)%		(140,404,756)
NET ASSETS-100.00%		$1,909,315,468

Investment Abbreviations:
ADR-American Depositary Receipt
BR-Bearer Shares
CDI-CREST Depository Interest
CVA-Dutch Certificates
FDR-Fiduciary Depositary Receipt
PC-Participation Certificate
REIT-Real Estate Investment Trust
Rts.-Rights

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

42

Invesco RAFI Developed Markets ex-U.S. ETF (PXF)—(continued)
April 30, 2025
(Unaudited)
Notes to Schedule of Investments:
(a)	All or a portion of this security was out on loan at April 30, 2025.
(b)
Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at
April 30, 2025 was $14,696,064, which represented less than 1% of the Fund’s Net Assets.

(c)	Non-income producing security.
(d)	Security valued using significant unobservable inputs (Level 3). See Note 4.
(e)
Affiliated holding. Affiliated holdings are investments in entities which are under common ownership or control of Invesco Ltd. or are investments in entities in which the Fund owns 5% or more of the outstanding voting securities. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the six months ended April 30, 2025.

	Value October 31, 2024	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Value April 30, 2025	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$-	$28,038,301	$(28,030,179)	$-	$-	$8,122	$17,003
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	37,612,648	127,384,034	(122,583,032)	-	-	42,413,650	952,710 *
Invesco Private Prime Fund	98,135,663	271,757,553	(259,693,056)	(1,383)	(9,729)	110,189,048	2,567,218 *
Total	$135,748,311	$427,179,888	$(410,306,267)	$(1,383)	$(9,729)	$152,610,820	$3,536,931

*
Represents the income earned on the investment of cash collateral, which is included in securities lending income on the Statements of Operations. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(f)	The rate shown is the 7-day SEC standardized yield as of April 30, 2025.
(g)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned. See Note 2K.
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

43

Invesco RAFI Developed Markets ex-U.S. Small-Mid ETF (PDN)
April 30, 2025
(Unaudited)
Schedule of Investments

	Shares	Value
Common Stocks & Other Equity Interests-99.40%
Australia-5.74%
Accent Group Ltd.(a)	62,429	$74,011
ALS Ltd.	43,790	479,959
Amotiv Ltd.(a)	18,317	90,728
AMP Ltd.	501,864	414,065
Ansell Ltd.	15,124	293,078
ARB Corp. Ltd.	4,914	98,919
ASX Ltd.	2,655	120,092
Atlas Arteria Ltd.	85,939	284,350
AUB Group Ltd.	5,086	103,740
Austal Ltd.(b)	12,400	41,966
Bank of Queensland Ltd.(a)	27,155	129,574
Bapcor Ltd.(a)	53,073	172,253
Beach Energy Ltd.	341,710	256,934
Bega Cheese Ltd.	41,278	149,155
Breville Group Ltd.(a)	8,196	150,112
Brickworks Ltd.	7,992	128,597
BWP Trust	52,511	120,267
CAR Group Ltd.	11,576	246,812
Centuria Capital Group(a)	79,693	80,211
Centuria Industrial REIT(a)	73,748	138,739
Challenger Ltd.(a)	62,765	284,088
Champion Iron Ltd.(a)	51,992	151,821
Charter Hall Group	52,914	571,478
Charter Hall Long Wale REIT	101,645	249,439
Charter Hall Retail REIT	72,567	173,145
Cleanaway Waste Management Ltd.(a)	244,813	406,974
Cochlear Ltd.	2,185	382,242
Collins Foods Ltd.	12,961	68,160
Coronado Global Resources, Inc., CDI(c)	127,705	15,910
Corporate Travel Management Ltd.	4,863	39,668
Credit Corp. Group Ltd.	8,718	75,354
Cromwell Property Group	35,109	8,416
Data# 3 Ltd.	14,249	66,287
Deterra Royalties Ltd.	19,443	45,283
Domino’s Pizza Enterprises Ltd.	8,014	129,375
Downer EDI Ltd.	50,747	185,109
Eagers Automotive Ltd.	21,128	249,083
EBOS Group Ltd.	5,053	109,869
Elders Ltd.(a)	39,960	161,683
Evolution Mining Ltd.	31,003	155,311
Flight Centre Travel Group Ltd.(a)	10,587	86,774
G8 Education Ltd.	19,107	15,346
GrainCorp Ltd., Class A	46,146	196,254
Growthpoint Properties Australia Ltd.(a)	48,503	71,874
Harvey Norman Holdings Ltd.(a)	134,553	449,366
Healius Ltd.(a)(b)	122,264	113,707
Helia Group Ltd.	59,112	183,012
HomeCo Daily Needs REIT(a)(c)	201,425	157,741
IDP Education Ltd.(a)	11,114	62,963
IGO Ltd.(a)	73,148	183,079
Iluka Resources Ltd.(a)	74,575	197,363
Ingenia Communities Group	38,380	136,010
Inghams Group Ltd.	100,019	219,338
Insignia Financial Ltd.(b)	111,737	268,953
IPH Ltd.	22,033	64,285
IRESS Ltd.(a)	27,319	138,967
Johns Lyng Group Ltd.(a)	17,447	24,785
	Shares	Value
Australia-(continued)
Kelsian Group Ltd.(a)	14,278	$24,778
Lottery Corp. Ltd. (The)	102,347	340,701
Lynas Rare Earths Ltd.(a)(b)	50,730	277,025
Magellan Financial Group Ltd.(a)	44,599	218,410
McMillan Shakespeare Ltd.	7,620	74,575
Monadelphous Group Ltd.	12,015	124,108
Myer Holdings Ltd.	94,557	43,574
National Storage REIT(a)	151,760	222,906
New Hope Corp. Ltd.(a)	103,708	243,018
NEXTDC Ltd.(a)(b)	16,101	122,111
nib holdings Ltd.(a)	53,658	233,835
Nine Entertainment Co. Holdings Ltd.	179,704	164,512
NRW Holdings Ltd.	56,621	98,033
Nufarm Ltd.	65,651	161,907
OceanaGold Corp.	114,269	403,701
Orora Ltd.	62,262	72,059
Perenti Ltd.	44,726	39,073
Perpetual Ltd.(a)	15,514	164,630
Perseus Mining Ltd.	145,620	311,753
PEXA Group Ltd.(b)	7,726	59,464
Pilbara Minerals Ltd.(a)(b)	105,370	101,407
Premier Investments Ltd.	9,029	120,137
Qantas Airways Ltd.	10,637	60,075
Qube Holdings Ltd.	167,724	424,164
Ramelius Resources Ltd.(a)	106,144	178,425
REA Group Ltd.	1,177	186,797
Reece Ltd.(a)	17,354	174,812
Region RE Ltd.	193,237	286,107
Regis Resources Ltd.(b)	177,455	512,478
Resolute Mining Ltd.(b)	407,326	132,821
Sandfire Resources Ltd.(b)	55,727	354,531
SEEK Ltd.	22,145	301,152
Service Stream Ltd.	15,694	18,776
SGH Ltd.	14,780	482,847
Sigma Healthcare Ltd.(a)	152,753	294,441
SmartGroup Corp. Ltd.	9,797	49,077
Stanmore Resources Ltd.	17,173	21,307
Star Entertainment Group Ltd. (The)(a)(b)	954,499	63,363
Steadfast Group Ltd.(a)	63,818	239,557
Super Retail Group Ltd.	30,522	261,481
Tabcorp Holdings Ltd.	463,408	164,988
Technology One Ltd.	5,763	111,117
TPG Telecom Ltd.	59,810	193,457
Ventia Services Group Pty. Ltd.	99,511	269,130
Waypoint REIT Ltd.	80,707	132,028
WEB Travel Group Ltd.(a)(b)	14,825	40,722
Webjet Group Ltd.(b)	16,340	6,686
West African Resources Ltd.(b)	178,877	273,456
Westgold Resources Ltd.	52,414	99,464
WiseTech Global Ltd.	359	20,391
		18,647,441
Austria-0.56%
ANDRITZ AG	2,117	152,651
AT&S Austria Technologie & Systemtechnik AG(a)(b)	5,519	89,681
CA Immobilien Anlagen AG(a)	5,039	136,890
CPI Europe AG(a)(b)	3,535	70,172
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

44

Invesco RAFI Developed Markets ex-U.S. Small-Mid ETF (PDN)—(continued)
April 30, 2025
(Unaudited)
	Shares	Value
Austria-(continued)
EVN AG	6,894	$181,032
Kontron AG(a)	6,195	151,057
Lenzing AG(b)	4,690	148,006
Mayr Melnhof Karton AG	280	26,032
Oesterreichische Post AG	830	28,080
Palfinger AG	494	16,157
Schoeller-Bleckmann Oilfield Equipment AG	1,327	47,313
Strabag SE	446	39,263
Telekom Austria AG	11,266	119,422
UNIQA Insurance Group AG	13,312	154,786
Verbund AG	5,590	431,076
Vienna Insurance Group AG Wiener Versicherung Gruppe	924	44,099
		1,835,717
Belgium-1.47%
Ackermans & van Haaren N.V.	1,644	403,486
Aedifica S.A.(a)	6,562	527,862
Azelis Group N.V.(a)	11,205	174,220
Barco N.V.	10,634	146,004
Bekaert S.A.(a)	4,579	177,296
Cofinimmo S.A.(a)	1,733	139,046
Colruyt Group N.V	2,662	128,450
Deme Group N.V.	695	104,537
D’Ieteren Group(a)	1,624	325,431
Elia Group S.A./N.V.	1,279	139,146
Fagron	4,361	102,010
Financiere de Tubize S.A.	174	25,051
Galapagos N.V.(a)(b)	6,994	191,104
Gimv N.V.	816	36,871
KBC Ancora	3,042	199,998
Lotus Bakeries N.V.	13	125,426
Melexis N.V.(a)	2,093	126,030
Montea N.V.(a)	1,561	113,726
Ontex Group N.V.(a)(b)	3,104	25,569
Retail Estates N.V.	339	24,940
Shurgard Self Storage Ltd.(a)	2,288	95,258
Sofina S.A.(a)	1,332	373,432
Solvay S.A., Class A(a)	13,247	503,026
Tessenderlo Group S.A.	737	21,889
Warehouses De Pauw C.V.A.(a)	16,022	410,644
Xior Student Housing N.V.(c)	4,673	152,081
		4,792,533
Bermuda-0.02%
Conduit Holdings Ltd.	11,435	52,755
Brazil-0.03%
ERO Copper Corp.(b)	7,470	93,125
Canada-8.36%
AbCellera Biologics, Inc.(a)(b)	9,130	23,829
Advantage Energy Ltd.(b)	29,155	206,637
Aecon Group, Inc.	21,602	252,412
Ag Growth International, Inc.	1,970	47,378
Air Canada(b)	6,150	62,199
Alamos Gold, Inc., Class A(a)	28,117	802,209
Alaris Equity Partners Income	1,761	24,707
Algoma Steel Group, Inc.	36,544	186,781
Allied Properties REIT(a)	9,596	106,568
Altus Group Ltd.	2,659	98,829
Aritzia, Inc.(b)	5,322	186,827
	Shares	Value
Canada-(continued)
Artis REIT(a)	19,128	$100,120
ATCO Ltd., Class I	12,801	480,327
Athabasca Oil Corp.(b)	57,328	188,423
ATS Corp.(b)	5,568	140,036
Badger Infrastructure Solutions Ltd.	2,930	83,320
Ballard Power Systems, Inc.(a)(b)	22,953	27,917
Baytex Energy Corp.	150,282	231,739
Birchcliff Energy Ltd.	76,303	311,001
Bird Construction, Inc.	6,720	102,700
BlackBerry Ltd.(b)	44,201	149,758
Boardwalk REIT, Class E	4,344	204,448
Bombardier, Inc., Class B(a)(b)	801	52,839
Boralex, Inc., Class A	10,383	230,165
Boyd Group Services, Inc.	1,146	164,271
Brookfield Asset Management Ltd., Class A	3,064	163,171
Brookfield Business Corp., Class A	4,824	126,284
Brookfield Infrastructure Corp.	10,127	378,599
Brookfield Renewable Corp.	2,228	63,374
Brookfield Wealth Solutions Ltd.(b)	772	41,498
BRP, Inc.	5,303	179,288
Calibre Mining Corp.(b)	11,035	25,804
Cameco Corp.	2,762	124,433
Canaccord Genuity Group, Inc.	4,182	25,583
Canada Goose Holdings, Inc.(b)	4,995	41,730
Canadian Solar, Inc.(a)(b)	8,349	75,308
Canadian Utilities Ltd., Class A	5,023	140,330
Canfor Corp.(b)	19,167	182,748
Capstone Copper Corp.(b)	57,423	276,036
Cardinal Energy Ltd.(a)	22,374	92,975
Cargojet, Inc.	420	25,936
Cascades, Inc.	17,575	112,349
Centerra Gold, Inc.	59,793	399,543
CES Energy Solutions Corp.	30,518	134,330
Chartwell Retirement Residences	29,393	368,343
Chemtrade Logistics Income Fund	26,377	182,365
Choice Properties REIT(a)	31,908	337,260
CI Financial Corp.	3,698	83,662
Cineplex, Inc.(b)	17,414	124,431
Cogeco Communications, Inc.	4,701	230,745
Cogeco, Inc.	2,095	97,250
Colliers International Group, Inc.	1,745	208,205
Crombie REIT(a)	17,932	189,407
CT REIT(a)	7,842	84,307
Definity Financial Corp.	5,652	281,557
dentalcorp Holdings Ltd.	17,802	108,387
Descartes Systems Group, Inc. (The)(b)	2,150	225,973
Dream Industrial REIT(a)	34,014	261,021
DREAM Unlimited Corp.	1,081	14,877
Dundee Precious Metals, Inc.	26,781	350,346
E-L Financial Corp. Ltd.	18	17,621
Enerflex Ltd.	32,911	214,911
Enghouse Systems Ltd.	4,714	85,489
EQB, Inc.	2,670	184,231
Equinox Gold Corp.(b)	60,315	404,778
Exchange Income Corp.	4,863	178,353
Fiera Capital Corp.	17,252	79,060
First Capital REIT	8,756	108,269
First Majestic Silver Corp.	31,939	199,084
FirstService Corp.	1,903	333,345
Fortuna Mining Corp., Class C(b)	63,628	396,149
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

45

Invesco RAFI Developed Markets ex-U.S. Small-Mid ETF (PDN)—(continued)
April 30, 2025
(Unaudited)
	Shares	Value
Canada-(continued)
Freehold Royalties Ltd.(a)	10,971	$90,624
Gibson Energy, Inc.	7,159	112,415
goeasy Ltd.	1,009	113,698
Granite REIT	8,465	387,553
H&R REIT	42,113	299,087
Hudbay Minerals, Inc.	39,630	287,764
IAMGOLD Corp.(b)	128,250	907,118
IGM Financial, Inc.	14,375	455,925
Innergex Renewable Energy, Inc.	42,930	422,059
Interfor Corp.(b)	15,357	147,644
International Petroleum Corp.(b)	15,921	218,019
InterRent REIT(a)	19,431	158,819
Ivanhoe Mines Ltd., Class A(a)(b)	12,069	106,946
Kelt Exploration Ltd.(b)	26,589	107,603
Killam Apartment REIT(a)	17,202	216,940
Kinaxis, Inc.(b)	209	28,166
Labrador Iron Ore Royalty Corp.	6,084	131,520
Lassonde Industries, Inc., Class A	65	9,753
Laurentian Bank of Canada	12,586	249,296
Leon’s Furniture Ltd.	441	7,343
Lightspeed Commerce, Inc.(b)	17,274	168,701
Linamar Corp.	6,658	243,849
Lundin Gold, Inc.	5,082	206,878
Major Drilling Group International, Inc.(b)	9,968	62,927
Maple Leaf Foods, Inc.	12,770	233,249
Martinrea International, Inc.	9,054	48,111
Mattr Corp.(b)	7,831	53,972
MTY Food Group, Inc.	2,464	77,365
Mullen Group Ltd.	17,302	164,214
New Gold, Inc.(b)	119,141	473,528
NFI Group, Inc.(b)	14,412	121,030
North West Co., Inc. (The)	6,954	278,402
NorthWest Healthcare Properties REIT(a)	82,165	292,660
NuVista Energy Ltd.(b)	36,119	307,246
Obsidian Energy Ltd.(a)(b)	22,529	94,761
Osisko Gold Royalties Ltd.(a)	10,212	244,266
Pan American Silver Corp.	25,727	646,481
Paramount Resources Ltd., Class A(a)	10,198	115,542
Pason Systems, Inc.	10,038	79,792
Peyto Exploration & Development Corp.(a)	29,717	371,328
Precision Drilling Corp.(b)	4,071	169,996
Premium Brands Holdings Corp.	4,937	280,179
Primaris REIT	11,230	116,910
Quebecor, Inc., Class B	6,923	189,552
RB Global, Inc.	4,934	496,258
Richelieu Hardware Ltd.	5,281	124,675
Russel Metals, Inc.	12,979	375,849
Sagicor Financial Co. Ltd.	1,052	5,864
Sandstorm Gold Ltd.	29,036	252,039
Secure Waste Infrastructure Corp.	35,648	338,853
Sienna Senior Living, Inc.(a)	15,623	191,484
Slate Grocery REIT, Class U	8,461	85,143
SmartCentres REIT(a)	4,748	87,618
Spin Master Corp.(c)	1,380	24,357
SSR Mining, Inc.(b)	13,870	147,406
Stantec, Inc.	1,615	141,472
Stella-Jones, Inc.	6,924	338,856
SunOpta, Inc.(b)	10,193	44,276
Superior Plus Corp.	53,093	265,984
Tamarack Valley Energy Ltd.	70,338	181,790
	Shares	Value
Canada-(continued)
Taseko Mines Ltd.(b)	39,879	$90,365
Teekay Tankers Ltd., Class A	1,179	50,190
Tilray Brands, Inc., Class 2(b)	70,441	34,171
TMX Group Ltd.	3,219	130,200
Topaz Energy Corp.(a)	7,620	127,046
Torex Gold Resources, Inc.(b)	17,835	576,510
TransAlta Corp.	44,902	399,512
Transcontinental, Inc., Class A	16,816	228,872
Trican Well Service Ltd.	19,424	56,952
Westshore Terminals Investment Corp.	4,680	86,295
Whitecap Resources, Inc.(a)	42,767	242,118
Winpak Ltd.	3,632	112,302
Xenon Pharmaceuticals, Inc.(a)(b)	662	25,288
		27,185,161
China-1.07%
AAC Technologies Holdings, Inc.	137,705	659,265
Alibaba Health Information Technology Ltd.(a)(b)	66,892	43,279
Alibaba Pictures Group Ltd.(b)	294,706	19,251
BOC Aviation Ltd.(c)	12,642	94,755
Bosideng International Holdings Ltd.	167,277	86,568
Budweiser Brewing Co. APAC Ltd.(a)(c)	215,170	227,381
CapitaLand China Trust	31,952	16,875
China Education Group Holdings Ltd.(c)	66,892	21,020
China Gold International Resources Corp. Ltd.	8,032	50,701
China Medical System Holdings Ltd.	63,738	68,038
China Ruyi Holdings Ltd.(a)(b)	86,004	22,606
China Water Affairs Group Ltd.	47,780	36,791
Chow Tai Fook Jewellery Group Ltd.(a)	270,570	361,743
CITIC Telecom International Holdings Ltd.	177,223	53,919
ESR Group Ltd.(c)	244,873	389,991
FIH Mobile Ltd.(b)	58,960	5,706
Hopson Development Holdings Ltd.(b)	55,606	20,818
HUTCHMED China Ltd.(b)	9,556	28,481
Jinchuan Group International Resources Co. Ltd.(d)	1,223,809	101,002
Kingboard Laminates Holdings Ltd.	58,148	60,717
Lee & Man Paper Manufacturing Ltd.	40,613	10,915
MMG Ltd.(a)(b)	558,890	169,189
Nexteer Automotive Group Ltd.	282,412	189,333
Nine Dragons Paper Holdings Ltd.(b)	111,518	40,932
Powerlong Real Estate Holdings Ltd.(a)(b)	697,996	30,904
Silvercorp Metals, Inc.	24,790	92,426
Stella International Holdings Ltd.	21,501	38,497
Towngas Smart Energy Co. Ltd.(b)	20,689	9,324
VSTECS Holdings Ltd.(a)	214,643	165,283
Want Want China Holdings Ltd.	82,850	54,225
Wharf (Holdings) Ltd. (The)(a)	77,793	195,431
Xinyi Glass Holdings Ltd.(a)	116,296	108,898
		3,474,264
Colombia-0.09%
Aris Mining Corp.(b)	27,385	149,484
Parex Resources, Inc.	17,376	139,632
		289,116
Cyprus-0.01%
Bank of Cyprus Holdings PLC(b)	5,532	35,944
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

46

Invesco RAFI Developed Markets ex-U.S. Small-Mid ETF (PDN)—(continued)
April 30, 2025
(Unaudited)
	Shares	Value
Denmark-1.52%
ALK-Abello A/S(b)	1,141	$26,693
Alm Brand A/S	103,256	245,542
Ambu A/S	1,213	21,974
Ascendis Pharma A/S, ADR(b)	257	43,803
Bavarian Nordic A/S(a)(b)	4,983	118,902
Cementir Holding N.V.	1,563	25,715
D/S Norden A/S	9,507	259,824
Demant A/S(b)	5,056	184,784
Dfds A/S(a)(b)	8,565	119,543
FLSmidth & Co. A/S	8,730	414,780
GN Store Nord A/S(a)(b)	15,618	236,650
H. Lundbeck A/S	53,888	258,807
Jyske Bank A/S	1,624	133,676
Matas A/S	6,235	129,147
Netcompany Group A/S(b)(c)	693	31,397
NKT A/S(b)	4,135	337,887
Novonesis (Novozymes) B, Class B	5,766	375,888
Per Aarsleff Holding A/S	586	47,384
Ringkjoebing Landbobank A/S	1,357	260,384
Rockwool A/S	7,588	347,636
Royal Unibrew A/S	5,530	441,312
Scandinavian Tobacco Group A/S(c)	7,008	102,371
Schouw & Co. A/S	368	33,663
Spar Nord Bank A/S(b)	6,343	204,281
Svitzer Group A/S	719	30,259
Sydbank A/S	8,030	516,089
		4,948,391
Faroe Islands-0.06%
Bakkafrost P/F	3,777	191,072
Finland-0.64%
Citycon OYJ(a)	23,601	95,098
Hiab OYJ, Class B	5,396	257,641
Kalmar OYJ, Class B	5,971	189,818
Kemira OYJ	11,386	235,748
Kojamo OYJ(a)(b)	32,026	374,065
Konecranes OYJ	1,571	105,616
Mandatum OYJ(a)	12,307	87,280
Metsa Board OYJ(a)	33,906	124,215
Nokian Renkaat OYJ(a)	55,100	439,819
Olvi OYJ	184	6,923
Sanoma OYJ	1,040	11,496
Terveystalo OYJ(c)	1,544	21,532
Tokmanni Group Corp.(a)	7,085	112,171
Vaisala OYJ, Class A	257	13,731
		2,075,153
France-3.34%
Aeroports de Paris S.A.(a)	3,283	411,942
Air France-KLM(b)	7,152	62,658
Altarea SCA	130	15,074
Alten S.A.	3,239	275,494
ARGAN S.A.	745	51,651
Ayvens S.A.(c)	51,782	526,707
Beneteau SACA(a)	8,719	80,044
bioMerieux	3,232	437,758
Carmila S.A.	1,603	34,965
Cie de L’Odet SE	11	17,183
Cie des Alpes	1,210	23,892
Clariane SE(b)	68,745	293,111
	Shares	Value
France-(continued)
Coface S.A.	21,455	$441,272
Criteo S.A., ADR(b)	2,284	77,793
Dassault Aviation S.A.	1,968	712,039
Derichebourg S.A.(a)	21,903	151,184
Edenred SE(a)	2,734	85,559
Elior Group S.A.(a)(b)(c)	47,725	145,073
Eramet S.A.(a)	3,287	182,886
Euroapi S.A.(b)	12,009	37,691
Eutelsat Communications SACA(a)(b)	23,548	96,498
FDJ United(c)	8,533	305,199
Fnac Darty S.A.	3,241	113,235
Gaztransport Et Technigaz S.A.	1,730	282,966
Getlink SE	4,542	86,541
ICADE(a)	11,111	264,848
ID Logistics Group SACA(b)	246	111,184
Imerys S.A.	9,393	314,846
Ipsen S.A.	3,501	408,579
Ipsos S.A.	5,102	242,384
JCDecaux SE(b)	9,525	166,346
Lectra	536	13,967
LISI S.A.(a)	282	8,861
Mercialys S.A.	21,524	289,136
Mersen S.A.(a)	2,468	53,078
Metropole Television S.A.(a)	7,681	121,106
Nexans S.A.	1,282	141,323
Nexity S.A.(a)(b)	15,157	159,476
OPmobility(a)	17,025	191,460
Remy Cointreau S.A.(a)	2,411	131,159
Rubis S.C.A.	13,191	430,856
Sartorius Stedim Biotech	833	197,257
Societe BIC S.A.	3,181	206,524
SOITEC(b)	1,763	100,404
Solutions 30 SE(a)(b)	24,773	41,913
Sopra Steria Group	608	125,093
Stef S.A.	72	10,417
Technip Energies N.V.	3,779	129,399
Television Francaise 1 S.A.(a)	14,329	137,392
Tikehau Capital S.C.A.(a)	440	9,536
Trigano S.A.(a)	1,391	165,814
Ubisoft Entertainment S.A.(b)	9,708	114,777
Vallourec SACA(a)(b)	28,282	524,529
Verallia S.A.(a)(c)	11,632	390,296
Vicat S.A.	658	36,971
Virbac SACA	321	113,564
Viridien(b)	7,831	466,194
Vivendi SE	25,444	79,619
		10,846,723
Georgia-0.13%
Lion Finance Group PLC	3,494	280,895
TBC Bank Group PLC	2,414	153,016
		433,911
Germany-3.53%
1&1 AG	6,693	119,340
AIXTRON SE	5,613	76,481
Aroundtown S.A.(a)(b)	45,838	137,418
Auto1 Group SE(b)(c)	37,910	914,020
Bechtle AG	10,479	448,601
Bilfinger SE	4,645	396,417
CANCOM SE	6,921	213,236
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

47

Invesco RAFI Developed Markets ex-U.S. Small-Mid ETF (PDN)—(continued)
April 30, 2025
(Unaudited)
	Shares	Value
Germany-(continued)
Carl Zeiss Meditec AG, BR	2,447	$168,755
CECONOMY AG(b)	13,265	47,305
Cewe Stiftung & Co. KGaA	107	12,416
CompuGroup Medical SE & Co. KGaA	3,830	96,783
CTS Eventim AG & Co. KGaA	1,992	236,839
Deutsche Pfandbriefbank AG(b)(c)	64,944	399,698
Deutsche Wohnen SE	3,735	95,244
Deutz AG	38,802	302,312
Draegerwerk AG & Co. KGaA, Preference Shares	402	27,487
Duerr AG	14,270	338,989
DWS Group GmbH & Co. KGaA(c)	8,001	422,650
Evotec SE(a)(b)	13,529	113,634
Fielmann Group AG	2,492	142,095
flatexDEGIRO AG	6,779	179,016
Fraport AG Frankfurt Airport Services Worldwide(b)	5,604	372,665
Gerresheimer AG	3,963	269,806
Grand City Properties S.A.(b)	17,680	211,741
GRENKE AG	1,477	22,718
Hella GmbH & Co. KGaA	118	11,902
HelloFresh SE(b)	7,381	77,122
Hensoldt AG	2,532	196,826
HOCHTIEF AG	189	35,881
Hornbach Holding AG & Co. KGaA	343	38,750
HUGO BOSS AG	1,683	70,438
Jenoptik AG	6,255	125,310
JOST Werke SE(c)	260	14,682
Jungheinrich AG, Preference Shares	2,946	107,435
Kloeckner & Co. SE	3,567	28,810
Krones AG	2,022	296,570
KSB SE & Co. KGaA, Preference Shares	25	22,829
KWS Saat SE & Co. KGaA	362	22,920
METRO AG(a)(b)	24,404	151,190
Mutares SE & Co. KGaA(a)	3,991	146,426
Nemetschek SE	1,166	155,477
Nordex SE(b)	22,929	430,785
ProSiebenSat.1 Media SE	13,812	96,722
Rational AG	176	151,534
SAF-Holland SE	6,900	125,626
Salzgitter AG	7,820	193,916
Sartorius AG, Preference Shares(a)	844	219,852
Scout24 SE(c)	4,403	526,542
SGL Carbon SE(b)	8,387	33,663
Siltronic AG	4,598	187,601
Sirius Real Estate Ltd.	167,405	206,604
Sixt SE	4,313	411,463
Softwareone Holding AG(a)(b)	16,332	113,549
Stabilus SE	3,491	97,168
STO SE & Co. KGaA, Preference Shares	82	11,767
Stroeer SE & Co. KGaA(a)	4,166	249,614
Suedzucker AG	17,659	238,578
TAG Immobilien AG(b)	6,721	109,801
TeamViewer SE(b)(c)	7,289	112,364
Traton SE	8,151	269,460
TUI AG(b)	15,534	119,938
United Internet AG	6,401	145,654
Wacker Chemie AG	1,492	113,177
	Shares	Value
Germany-(continued)
Wacker Neuson SE	1,180	$31,840
Wuestenrot & Wuerttembergische AG	722	11,669
		11,477,121
Ghana-0.01%
Tullow Oil PLC(a)(b)	206,874	35,396
Hong Kong-1.21%
ASMPT Ltd.	39,563	266,190
Bank of East Asia Ltd. (The)	11,133	15,309
Cathay Pacific Airways Ltd.	210,849	242,307
Champion REIT	19,924	5,899
CK Infrastructure Holdings Ltd.	68,337	460,621
Cowell e Holdings, Inc.(a)(b)	55,863	160,558
Crystal International Group Ltd.(c)	16,723	9,751
CTF Services Ltd.	11,133	10,544
Dah Sing Financial Holdings Ltd.	4,119	15,041
DFI Retail Group Holdings Ltd.	39,552	99,835
Fortune REIT	31,057	17,380
Futu Holdings Ltd., ADR	621	57,325
Grand Pharmaceutical Group Ltd.	45,797	35,098
Hang Lung Properties Ltd.(a)	386,502	317,023
HK Electric Investments & HK Electric Investments Ltd.	33,040	23,011
HKBN Ltd.	57,336	37,485
Hongkong Land Holdings Ltd.	63,722	311,856
Hutchison Port Holdings Trust, Class U	81,068	12,069
Hysan Development Co. Ltd.	63,635	103,743
Johnson Electric Holdings Ltd.	14,740	26,856
Kerry Properties Ltd.	44,338	104,137
Luk Fook Holdings International Ltd.	11,945	26,068
Man Wah Holdings Ltd.	313,631	166,695
Melco International Development Ltd.(a)(b)	101,927	42,233
Melco Resorts & Entertainment Ltd., ADR(a)(b)	8,975	46,221
Pacific Basin Shipping Ltd.(a)	504,387	113,108
PAX Global Technology Ltd.	11,133	6,705
PCCW Ltd.	321,904	214,624
Power Assets Holdings Ltd.	19,112	126,406
Sino Land Co. Ltd.	171,710	176,487
Skyworth Group Ltd.	60,537	23,237
Swire Properties Ltd.	84,177	186,050
United Energy Group Ltd.	2,004,213	104,648
United Laboratories International Holdings Ltd. (The)(a)	169,934	304,568
Vitasoy International Holdings Ltd.	22,313	28,752
VTech Holdings Ltd.	5,437	36,531
		3,934,371
Indonesia-0.05%
First Pacific Co. Ltd.	73,294	49,323
Nickel Industries Ltd.(a)	314,586	113,480
		162,803
Iraq-0.03%
Gulf Keystone Petroleum Ltd.	45,666	93,795
Ireland-0.25%
Cairn Homes PLC	78,570	173,417
Cimpress PLC(b)	998	41,936
Dalata Hotel Group PLC	24,259	139,518
Glanbia PLC(a)	18,896	245,454
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

48

Invesco RAFI Developed Markets ex-U.S. Small-Mid ETF (PDN)—(continued)
April 30, 2025
(Unaudited)
	Shares	Value
Ireland-(continued)
Glenveagh Properties PLC(b)(c)	27,548	$51,810
Greencoat Renewables PLC	19,011	15,961
Greencore Group PLC	64,556	159,547
		827,643
Israel-1.94%
Airport City Ltd.(b)	6,553	97,402
Alony Hetz Properties & Investments Ltd.	27,195	227,147
Amot Investments Ltd.	24,990	132,236
Ashtrom Group Ltd.	6,156	96,808
Azrieli Group Ltd.	3,561	259,256
Bezeq The Israeli Telecommunication Corp. Ltd.	220,151	334,770
Big Shopping Centers Ltd.(b)	1,549	226,172
Cellcom Israel Ltd.(b)	3,225	20,422
Clal Insurance Enterprises Holdings Ltd.	5,493	150,718
Cognyte Software Ltd.(b)	2,510	24,598
Delek Automotive Systems Ltd.(b)	1,359	9,793
Delek Group Ltd.	2,206	351,934
El Al Israel Airlines(a)(b)	42,950	131,277
Elbit Systems Ltd.	1,994	766,653
Energean PLC(a)	8,575	101,814
Enlight Renewable Energy Ltd.(b)	5,591	90,556
Equital Ltd.(b)	277	10,390
Fattal Holdings 1998 Ltd.(b)	504	65,820
FIBI Holdings Ltd.	534	30,925
First International Bank of Israel Ltd. (The)	8,122	446,096
Formula Systems 1985 Ltd.	181	15,981
G City Ltd.	6,901	23,915
Harel Insurance Investments & Financial Services Ltd.	16,038	266,583
Isracard Ltd.	8,049	37,905
Israel Corp. Ltd.	441	138,824
Kornit Digital Ltd.(b)	892	16,841
Melisron Ltd.	2,610	222,052
Migdal Insurance & Financial Holdings Ltd.	12,265	23,588
Mivne Real Estate KD Ltd.	55,822	162,876
Mobileye Global, Inc., Class A(b)	2,375	34,627
Nova Ltd.(b)	677	132,834
Oil Refineries Ltd.(a)	169,383	42,528
Partner Communications Co. Ltd.	3,314	22,017
Paz Retail and Energy Ltd.	192	27,110
Perion Network Ltd.(a)(b)	3,192	30,127
Phoenix Finance Ltd.	16,757	329,997
Plus500 Ltd.	14,902	612,242
Radware Ltd.(b)	1,034	24,671
Reit 1 Ltd.	4,278	22,230
Shikun & Binui Ltd.(b)	35,749	117,113
Shufersal Ltd.	15,219	142,494
Strauss Group Ltd.	5,141	116,355
Taboola.com Ltd.(b)	7,739	22,830
Tower Semiconductor Ltd.(b)	2,406	87,936
Wix.com Ltd.(b)	276	46,807
		6,295,270
Italy-2.79%
ACEA S.p.A.	13,450	317,064
Amplifon S.p.A.	7,086	136,086
Ariston Holding N.V.(a)	12,210	55,248
Azimut Holding S.p.A.	3,472	96,816
Banca Generali S.p.A.(a)	8,021	477,506
	Shares	Value
Italy-(continued)
Banca IFIS S.p.A.(a)	7,203	$181,101
Banca Mediolanum S.p.A.(a)	38,058	570,921
Banca Popolare di Sondrio S.p.A.	9,112	114,574
BFF Bank S.p.A.(a)(c)	25,661	243,944
Brembo N.V.(a)	23,880	224,063
Brunello Cucinelli S.p.A.(a)	577	65,367
Buzzi S.p.A.	12,673	666,390
Credito Emiliano S.p.A.	9,970	137,538
Danieli & C. Officine Meccaniche S.p.A.(a)	7,799	269,527
Davide Campari-Milano N.V.(a)	34,868	234,778
De’ Longhi S.p.A.	8,604	267,183
DiaSorin S.p.A.	1,734	198,838
doValue S.p.A.(b)(c)	7,445	15,402
Enav S.p.A.(a)(c)	40,398	179,506
ERG S.p.A.(a)	8,157	167,449
F.I.L.A - Fabbrica Italiana Lapis ed Affini - S.p.A.	7,076	92,505
Fincantieri S.p.A.(b)	23,463	306,731
Illimity Bank S.p.A.(a)	12,154	48,175
Infrastrutture Wireless Italiane S.p.A.(a)(c)	26,662	319,498
Interpump Group S.p.A.(a)	6,696	230,449
Iren S.p.A.	151,874	435,082
Italgas S.p.A.(a)	16,889	139,238
Maire S.p.A.(a)	27,206	294,851
MFE-MediaForEurope N.V., Class A	66,883	244,110
OVS S.p.A.(c)	60,801	220,203
Piaggio & C S.p.A.(a)	42,943	84,590
Pirelli & C. S.p.A.(c)	18,877	117,109
Prada S.p.A.	33,536	209,418
Recordati Industria Chimica e Farmaceutica S.p.A.	7,020	415,665
Reply S.p.A.(a)	1,241	222,318
Saipem S.p.A.(b)	230,884	535,171
Salvatore Ferragamo S.p.A.(a)	9,676	60,833
Sesa S.p.A.(a)	662	56,144
SOL S.p.A.	604	27,672
Technogym S.p.A.(c)	10,127	137,316
Webuild S.p.A.(a)	69,807	254,136
Webuild S.p.A., Wts., expiring 08/31/2030(b)(d)(e)	6,553	0
		9,070,515
Ivory Coast-0.04%
Endeavour Mining PLC	4,786	129,412
Japan-32.94%
77 Bank Ltd. (The)	13,932	437,681
ABC-MART, Inc.	11,633	216,866
ACOM Co. Ltd.	67,384	189,267
Activia Properties, Inc.	82	197,093
Adastria Co. Ltd.(a)	5,246	107,441
ADEKA Corp.	13,088	236,499
Advance Residence Investment Corp.	306	316,056
AEON Financial Service Co. Ltd.	40,558	336,415
AEON Hokkaido Corp.	9,841	60,396
AEON Mall Co. Ltd.	26,446	508,645
AEON REIT Investment Corp.	295	258,794
Ahresty Corp.(a)	14,523	66,740
Aica Kogyo Co. Ltd.	9,374	217,848
Aichi Financial Group, Inc.	7,408	142,278
Aichi Steel Corp.(a)	3,793	224,095
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

49

Invesco RAFI Developed Markets ex-U.S. Small-Mid ETF (PDN)—(continued)
April 30, 2025
(Unaudited)
	Shares	Value
Japan-(continued)
Aiful Corp.	42,140	$105,530
Ain Holdings, Inc.(a)	8,162	315,349
Air Water, Inc.	16,106	220,152
Aisan Industry Co. Ltd.	11,993	162,473
Alfresa Holdings Corp.	18,097	273,846
Alps Alpine Co. Ltd.	48,837	497,281
Amano Corp.	7,280	212,471
Anritsu Corp.	31,988	320,528
AOKI Holdings, Inc.	1,484	13,255
Aoyama Trading Co. Ltd.	18,326	263,793
Aozora Bank Ltd.(a)	4,600	63,664
Arata Corp.	3,492	78,000
Arclands Corp.(a)	14,447	176,039
Arcs Co. Ltd.	5,188	104,625
ARE Holdings, Inc.	15,933	198,425
Ariake Japan Co. Ltd.	1,815	76,442
artience Co. Ltd.	9,105	188,345
As One Corp.	5,573	88,535
Asahi Intecc Co. Ltd.	7,840	120,826
Asanuma Corp.	14,690	77,486
ASICS Corp.	38,538	830,312
ASKUL Corp.	9,312	99,348
Autobacs Seven Co. Ltd.	10,051	104,553
Awa Bank Ltd. (The)	840	16,188
Azbil Corp.	55,484	478,928
Bank of Nagoya Ltd. (The)	3,678	194,110
BayCurrent, Inc.	5,045	272,491
Belc Co. Ltd.	296	14,673
Bell System24 Holdings, Inc.	5,694	47,234
Bic Camera, Inc.(a)	27,142	291,753
BIPROGY, Inc.	10,042	328,735
BML, Inc.	4,139	86,538
Bunka Shutter Co. Ltd.	6,717	96,392
C. Uyemura & Co. Ltd.	296	19,202
Calbee, Inc.	11,626	234,412
Canon Marketing Japan, Inc.	8,940	317,229
Capcom Co. Ltd.	12,404	359,958
Casio Computer Co. Ltd.	55,844	437,773
Central Glass Co. Ltd.	5,310	111,361
Chiba Kogyo Bank Ltd. (The)(a)	11,060	96,331
Chiyoda Corp.(b)	40,194	96,379
Chudenko Corp.	792	19,522
Chugin Financial Group, Inc.	24,563	276,601
Chugoku Marine Paints Ltd.	6,693	97,446
Citizen Watch Co. Ltd.	50,638	293,616
CKD Corp.	10,652	155,636
Colowide Co. Ltd.(a)	6,898	87,094
Comforia Residential REIT, Inc.	110	214,352
COMSYS Holdings Corp.	15,357	341,185
Cosmos Pharmaceutical Corp.	6,158	397,148
Create SD Holdings Co. Ltd.(a)	4,801	102,536
Credit Saison Co. Ltd.	5,440	127,343
CyberAgent, Inc.	14,196	121,808
Dai-Dan Co. Ltd.	8,162	237,821
Daido Steel Co. Ltd.	29,794	225,031
Daihen Corp.	3,459	152,990
Daiichikosho Co. Ltd.	11,578	135,727
Daio Paper Corp.(a)	16,569	105,962
Daiseki Co. Ltd.	4,697	119,992
Daishi Hokuetsu Financial Group, Inc.	11,852	260,106
	Shares	Value
Japan-(continued)
Daiwa House REIT Investment Corp.	88	$147,749
Daiwa Office Investment Corp.	111	238,384
Daiwa Securities Living Investments Corp.	284	179,741
Daiwabo Holdings Co. Ltd.	11,345	192,563
DCM Holdings Co. Ltd.	18,942	180,541
DeNA Co. Ltd.(a)(b)	18,971	514,116
Denka Co. Ltd.	18,287	250,157
Dexerials Corp.	10,413	122,635
DIC Corp.	13,578	265,605
Digital Garage, Inc.	2,675	84,295
DMG Mori Co. Ltd.	20,559	358,203
Doutor Nichires Holdings Co. Ltd.	6,534	122,677
Dowa Holdings Co. Ltd.	7,455	239,761
DTS Corp.	4,095	116,747
Duskin Co. Ltd.	5,088	134,061
DyDo Group Holdings, Inc.(a)	4,430	90,742
Eagle Industry Co. Ltd.	840	10,850
Earth Corp.(a)	3,968	143,228
EDION Corp.(a)	15,622	208,972
Elecom Co. Ltd.	7,248	85,246
eRex Co. Ltd.(a)	14,845	87,397
Exedy Corp.	7,828	235,627
EXEO Group, Inc.	23,093	270,303
Ezaki Glico Co. Ltd.	9,569	316,456
FCC Co. Ltd.	8,239	169,453
Ferrotec Holdings Corp.	14,164	245,116
First Bank of Toyama Ltd. (The)(a)	12,326	95,218
Food & Life Cos. Ltd.	10,875	403,391
FP Corp.	8,550	184,813
Frontier Real Estate Investment Corp.	364	202,557
Fuji Co. Ltd.(a)	7,873	115,296
Fuji Corp.	12,505	186,405
Fuji Media Holdings, Inc.(a)	11,312	234,800
Fuji Oil Co. Ltd.	12,325	271,035
Fuji Oil Co. Ltd.(a)	34,121	66,355
Fuji Seal International, Inc.	1,732	30,999
Fuji Soft, Inc.	3,198	220,141
Fujimi, Inc.	5,299	69,525
Fujitec Co. Ltd.	9,637	378,461
Fujitsu General Ltd.	12,186	239,781
Fukuda Denshi Co. Ltd.	1,722	73,255
Fukuoka REIT Corp.	90	98,707
Fukuyama Transporting Co. Ltd.	4,569	113,632
Furukawa Co. Ltd.	1,928	28,583
Futaba Industrial Co. Ltd.	17,807	98,779
Fuyo General Lease Co. Ltd.	7,370	206,146
Geo Holdings Corp.	8,825	120,299
Global One Real Estate Investment Corp.	107	89,558
Glory Ltd.	11,122	196,300
GLP J-Reit	93	80,408
GMO Internet Group, Inc.	8,533	201,134
GMO Payment Gateway, Inc.	1,207	75,779
Godo Steel Ltd.	1,974	51,589
GOLDWIN, Inc.	2,497	143,500
GS Yuasa Corp.	16,490	290,335
GungHo Online Entertainment, Inc.	5,978	126,799
Gunma Bank Ltd. (The)	65,581	548,233
Gunze Ltd.	4,118	74,220
H.I.S. Co. Ltd.(a)	8,443	100,863
H.U. Group Holdings, Inc.	12,622	248,252
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

50

Invesco RAFI Developed Markets ex-U.S. Small-Mid ETF (PDN)—(continued)
April 30, 2025
(Unaudited)
	Shares	Value
Japan-(continued)
H2O Retailing Corp.(a)	23,499	$322,179
Hachijuni Bank Ltd. (The)	69,291	524,255
Hagiwara Electric Holdings Co. Ltd.	2,538	55,123
Hakuhodo DY Holdings, Inc.	10,584	79,765
Hamakyorex Co. Ltd.	1,880	17,598
Hamamatsu Photonics K.K.	26,368	244,409
Hanwa Co. Ltd.	4,438	147,492
Happinet Corp.	3,941	148,257
Harmonic Drive Systems, Inc.	2,586	60,936
Hazama Ando Corp.	42,750	426,788
Heiwa Corp.(a)	14,626	228,208
Heiwa Real Estate Co. Ltd.	2,580	85,224
Heiwa Real Estate REIT, Inc.(a)	118	108,935
Heiwado Co. Ltd.	7,722	144,112
Hikari Tsushin, Inc.	444	123,449
Hino Motors Ltd.(a)(b)	100,315	319,749
Hirogin Holdings, Inc.	41,513	345,877
Hirose Electric Co. Ltd.	1,088	123,361
Hisamitsu Pharmaceutical Co., Inc.	8,930	271,609
Hogy Medical Co. Ltd.(a)	792	22,723
Hokkaido Electric Power Co., Inc.(a)	74,221	353,475
Hokkoku Financial Holdings, Inc.(a)	3,452	128,951
Hokuetsu Corp.(a)	26,746	205,185
Hokuhoku Financial Group, Inc.	22,520	404,842
Hokuriku Electric Power Co.	60,774	313,070
Horiba Ltd.	5,041	345,383
Hoshino Resorts REIT, Inc.(a)	94	144,952
Hoshizaki Corp.(a)	11,283	480,853
Hosiden Corp.	8,534	114,852
House Foods Group, Inc.	9,080	178,460
Hulic Reit, Inc.	178	182,633
Hyakugo Bank Ltd. (The)	28,778	139,833
Hyakujushi Bank Ltd. (The)	4,427	103,072
Ichigo Office REIT Investment Corp.(a)	108	63,210
Idec Corp.	3,851	61,844
IDOM, Inc.	21,700	167,507
Iino Kaiun Kaisha Ltd.(a)	16,896	123,437
Inaba Denki Sangyo Co. Ltd.	4,117	108,713
Inabata & Co. Ltd.	15,577	335,042
Industrial & Infrastructure Fund Investment Corp.	255	209,104
INFRONEER Holdings, Inc.	28,600	244,520
Internet Initiative Japan, Inc.	10,524	195,616
Invincible Investment Corp.	642	265,976
IRISO Electronics Co. Ltd.	3,161	56,730
Ishihara Sangyo Kaisha Ltd.	9,616	118,775
ITO EN Ltd.(a)	11,114	266,528
Itochu Enex Co. Ltd.	7,466	80,771
Itoham Yonekyu Holdings, Inc.	4,250	133,514
Itoki Corp.(a)	5,192	65,449
Iyogin Holdings, Inc.	49,582	576,483
Izumi Co. Ltd.	7,173	165,537
J Trust Co. Ltd.	22,117	60,803
J. Front Retailing Co. Ltd.	8,360	102,572
Jaccs Co. Ltd.(a)	5,482	145,537
JAFCO Group Co. Ltd.	15,367	259,382
Japan Airport Terminal Co. Ltd.	3,899	112,414
Japan Aviation Electronics Industry Ltd.	9,118	146,410
Japan Excellent, Inc.	162	146,718
Japan Hotel REIT Investment Corp.	472	233,965
	Shares	Value
Japan-(continued)
Japan Lifeline Co. Ltd.	10,958	$117,607
Japan Logistics Fund, Inc.	302	197,969
Japan Petroleum Exploration Co. Ltd.	40,075	288,358
Japan Prime Realty Investment Corp.	93	230,227
Japan Real Estate Investment Corp.	181	143,986
Japan Securities Finance Co. Ltd.	8,063	96,710
Japan Steel Works Ltd. (The)(a)	13,922	575,025
Japan Wool Textile Co. Ltd. (The)	1,188	12,327
Jeol Ltd.	4,010	129,274
Joyful Honda Co. Ltd.	3,016	42,896
Juroku Financial Group, Inc.	5,757	195,207
JVCKenwood Corp.	50,475	377,597
Kadokawa Corp.(a)	9,686	261,105
Kaga Electronics Co. Ltd.	9,290	166,789
Kagome Co. Ltd.(a)	9,709	200,312
Kakaku.com, Inc.	12,403	219,881
Kaken Pharmaceutical Co. Ltd.	6,212	177,288
Kamigumi Co. Ltd.	11,864	291,118
Kanadevia Corp.	40,920	263,085
Kanamoto Co. Ltd.(a)	6,914	155,396
Kandenko Co. Ltd.	20,163	400,635
Kaneka Corp.(a)	6,528	159,920
Kanematsu Corp.	20,481	356,532
Katitas Co. Ltd.	5,001	72,633
Kato Sangyo Co. Ltd.	444	15,570
KDX Realty Investment Corp.(a)	281	293,322
Keihan Holdings Co. Ltd.	12,556	308,253
Keikyu Corp.	39,296	409,915
Keio Corp.	3,760	102,523
Keisei Electric Railway Co. Ltd.	28,132	292,196
Keiyo Bank Ltd. (The)	24,296	141,932
Kewpie Corp.	23,928	545,548
KH Neochem Co. Ltd.	5,532	98,276
Kinden Corp.	20,973	544,164
Kissei Pharmaceutical Co. Ltd.	4,637	121,984
Ki-Star Real Estate Co. Ltd.(a)	2,633	91,622
Kitz Corp.	3,565	27,254
Kiyo Bank Ltd. (The)	1,632	27,804
Kobayashi Pharmaceutical Co. Ltd.(a)	7,224	276,252
Kobe Bussan Co. Ltd.	7,283	223,100
Koei Tecmo Holdings Co. Ltd.	11,268	193,767
Kohnan Shoji Co. Ltd.	4,761	125,746
Kokusai Electric Corp.	2,572	47,606
Kokuyo Co. Ltd.	15,743	323,380
Komeri Co. Ltd.	4,306	91,979
Komori Corp.	7,308	65,239
Konoike Transport Co. Ltd.	1,880	34,598
KOSE Corp.(a)	6,006	259,662
KPP Group Holdings Co. Ltd.(a)	15,157	69,472
K’s Holdings Corp.	29,767	285,759
Kumagai Gumi Co. Ltd.	7,451	222,572
Kumiai Chemical Industry Co. Ltd.(a)	21,583	115,515
Kurabo Industries Ltd.	444	19,498
Kureha Corp.	12,569	220,524
Kusuri no Aoki Holdings Co. Ltd.	6,493	155,005
KYB Corp.	11,704	239,824
Kyokuto Kaihatsu Kogyo Co. Ltd.	2,276	38,323
Kyoritsu Maintenance Co. Ltd.(a)	4,890	104,033
Kyoto Financial Group, Inc.	9,100	156,569
Kyudenko Corp.	9,180	309,083
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

51

Invesco RAFI Developed Markets ex-U.S. Small-Mid ETF (PDN)—(continued)
April 30, 2025
(Unaudited)
	Shares	Value
Japan-(continued)
Kyushu Financial Group, Inc.	17,212	$87,093
LaSalle Logiport REIT	230	219,931
Lasertec Corp.	962	89,651
Leopalace21 Corp.	58,994	242,260
Life Corp.	10,200	148,102
Lintec Corp.	10,026	192,242
Lion Corp.	10,536	129,447
M3, Inc.(b)	25,688	322,705
Mabuchi Motor Co. Ltd.	18,272	267,575
Macnica Holdings, Inc.(a)	30,826	429,610
Makino Milling Machine Co. Ltd.	5,439	429,896
Mandom Corp.	7,098	67,876
Marubun Corp.	7,346	47,774
Maruha Nichiro Corp., Class C	10,475	239,919
Marui Group Co. Ltd.	4,700	93,779
Maruichi Steel Tube Ltd.	7,336	173,718
Maruwa Co. Ltd.	466	96,050
Maruzen Showa Unyu Co. Ltd.	444	18,712
Matsui Securities Co. Ltd.	11,668	60,312
Max Co. Ltd.	4,389	129,749
Maxell Ltd.	6,184	75,977
McDonald’s Holdings Co. (Japan) Ltd.	7,246	307,116
MCJ Co. Ltd.	2,572	24,102
Medipal Holdings Corp.	20,376	346,108
Megachips Corp.	2,130	69,468
Megmilk Snow Brand Co. Ltd.	7,648	140,964
Meidensha Corp.	7,898	217,495
Meiko Electronics Co. Ltd.	3,900	171,725
MEITEC Group Holdings, Inc.	9,142	188,092
Menicon Co. Ltd.	9,800	97,196
Milbon Co. Ltd.	1,188	22,644
Mirai Corp.(a)	229	66,761
MIRAIT ONE Corp.	12,484	196,792
Mitsuba Corp.	10,979	64,626
Mitsubishi Estate Logistics REIT Investment Corp.	173	141,589
Mitsubishi Logisnext Co. Ltd.(a)	11,453	161,262
Mitsubishi Logistics Corp.(a)	60,475	418,357
Mitsubishi Paper Mills Ltd.(a)	19,243	103,874
Mitsubishi Pencil Co. Ltd.	1,035	16,100
Mitsubishi Shokuhin Co. Ltd.	4,857	182,263
Mitsuboshi Belting Ltd.	3,216	80,836
Mitsui E&S Co. Ltd.(a)	30,126	385,304
Mitsui Fudosan Logistics Park, Inc.	283	202,475
Mitsui High-Tec, Inc.	10,548	49,387
Mitsui Matsushima Holdings Co. Ltd.(a)	3,934	116,044
Mitsui-Soko Holdings Co. Ltd.	14,697	303,646
Mitsuuroko Group Holdings Co. Ltd.	396	5,014
Miura Co. Ltd.	11,751	250,898
Mixi, Inc.	11,070	246,558
Mizuho Leasing Co. Ltd.	26,692	197,136
Mizuno Corp.	11,640	208,237
Mochida Pharmaceutical Co. Ltd.	296	6,423
Modec, Inc.	6,739	205,002
Monex Group, Inc.	15,722	79,323
MonotaRO Co. Ltd.(a)	10,959	211,275
Mori Hills REIT Investment Corp.	173	159,622
Mori Trust REIT, Inc.	271	120,575
Morinaga & Co. Ltd.	13,498	241,241
Morinaga Milk Industry Co. Ltd.	22,759	542,103
	Shares	Value
Japan-(continued)
Morita Holdings Corp.	1,035	$15,480
Musashi Seimitsu Industry Co. Ltd.	14,438	248,899
Musashino Bank Ltd. (The)	940	20,882
Nabtesco Corp.	7,420	111,633
Nachi-Fujikoshi Corp.	3,599	77,230
Nagase & Co. Ltd.	9,001	158,918
Nagoya Railroad Co. Ltd.(a)	20,127	246,038
Nakanishi, Inc.	7,387	96,670
Nankai Electric Railway Co. Ltd.	12,786	202,923
Nanto Bank Ltd. (The)	5,108	140,233
NEXTAGE Co. Ltd.(a)	7,723	96,487
NHK Spring Co. Ltd.	26,174	291,572
Nichias Corp.	7,696	259,525
Nichicon Corp.	16,857	138,224
Nichiha Corp.	3,392	68,969
Nifco, Inc.	16,117	400,587
Nihon Kohden Corp.	22,076	267,304
Nihon M&A Center Holdings, Inc.	21,838	89,284
Nihon Parkerizing Co. Ltd.	2,424	20,240
Nikkon Holdings Co. Ltd.(a)	15,394	318,506
Nippn Corp.(a)	9,961	157,380
Nippon Accommodations Fund, Inc.	287	234,685
Nippon Carbon Co. Ltd.	1,827	53,701
Nippon Chemi-Con Corp.(a)(b)	9,399	64,395
Nippon Densetsu Kogyo Co. Ltd.	940	14,320
Nippon Gas Co. Ltd.	14,435	266,885
Nippon Kayaku Co. Ltd.	17,135	161,824
Nippon Light Metal Holdings Co. Ltd.	12,875	134,554
Nippon Paper Industries Co. Ltd.	29,915	231,842
Nippon Prologis REIT, Inc.	76	125,990
NIPPON REIT Investment Corp.	264	154,457
Nippon Seiki Co. Ltd.	7,260	55,723
Nippon Sheet Glass Co. Ltd.(a)(b)	51,907	149,244
Nippon Shinyaku Co. Ltd.	10,055	259,880
Nippon Shokubai Co. Ltd.	27,063	317,911
Nippon Soda Co. Ltd.	7,620	143,308
Nippon Yakin Kogyo Co. Ltd.	3,863	109,968
Nipro Corp.	27,317	242,652
Nishimatsu Construction Co. Ltd.	7,410	276,363
Nishimatsuya Chain Co. Ltd.(a)	7,620	118,196
Nishi-Nippon Financial Holdings, Inc.	32,104	472,727
Nishi-Nippon Railroad Co. Ltd.	7,657	117,997
Nisshin Oillio Group Ltd. (The)	3,850	133,216
Nisshinbo Holdings, Inc.	38,158	228,641
Nissui Corp.	54,879	334,583
Nitta Corp.	444	11,441
Nitto Boseki Co. Ltd.	3,457	92,097
Nitto Kogyo Corp.(a)	4,465	93,957
NOF Corp.	23,298	351,537
Nojima Corp.	14,121	254,497
NOK Corp.	20,239	280,346
Nomura Co. Ltd.	16,325	98,783
Nomura Real Estate Holdings, Inc.	23,396	139,478
Noritake Co. Ltd.	4,711	123,072
Noritsu Koki Co. Ltd.	4,918	155,666
North Pacific Bank Ltd.(a)	83,399	292,282
Npr-Riken Corp.(a)	4,813	80,011
NS Solutions Corp.(a)	8,370	199,050
NS United Kaiun Kaisha Ltd.(a)	2,761	73,225
NSD Co. Ltd.	6,035	142,417
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

52

Invesco RAFI Developed Markets ex-U.S. Small-Mid ETF (PDN)—(continued)
April 30, 2025
(Unaudited)
	Shares	Value
Japan-(continued)
NTN Corp.	51,836	$80,024
NTT UD REIT Investment Corp.(a)	180	169,481
OBIC Co. Ltd.	13,472	472,799
Odakyu Electric Railway Co. Ltd.(a)	12,020	133,021
Ogaki Kyoritsu Bank Ltd. (The)	4,249	69,120
Okamura Corp.	10,105	140,644
Okasan Securities Group, Inc.	29,866	133,670
Oki Electric Industry Co. Ltd.	17,742	118,448
Okinawa Electric Power Co., Inc. (The)	9,689	64,717
OKUMA Corp.	11,850	266,863
Okumura Corp.(a)	8,185	254,478
Onward Holdings Co. Ltd.	26,198	106,332
Open House Group Co. Ltd.	3,512	156,100
Open Up Group, Inc.	2,028	26,186
Organo Corp.	2,007	96,302
Orient Corp.	16,070	88,431
ORIX JREIT, Inc.	362	457,017
Osaka Soda Co. Ltd.(a)	10,045	104,969
OSG Corp.(a)	17,774	211,781
Pacific Industrial Co. Ltd.	6,807	59,918
PALTAC Corp.	4,644	129,093
Paramount Bed Holdings Co. Ltd.	1,732	27,966
Park24 Co. Ltd.(a)	20,334	288,783
Pasona Group, Inc.	4,888	76,008
Penta-Ocean Construction Co. Ltd.	75,383	433,476
PHC Holdings Corp.	7,754	52,442
Pigeon Corp.	24,520	297,642
Pilot Corp.	5,945	166,328
Piolax, Inc.(a)	3,495	53,717
Pola Orbis Holdings, Inc.	17,751	163,361
Press Kogyo Co. Ltd.(a)	16,099	61,561
Prima Meat Packers Ltd.	5,765	93,011
Raito Kogyo Co. Ltd.	9,741	181,610
Rakuten Bank Ltd.(b)	7,917	333,765
Rakuten Group, Inc.(b)	14,048	83,029
Relo Group, Inc.	18,448	244,340
Rengo Co. Ltd.	34,519	193,162
Resorttrust, Inc.	18,462	190,455
Ricoh Leasing Co. Ltd.	2,676	103,302
Rinnai Corp.	20,167	452,786
Rohto Pharmaceutical Co. Ltd.	17,646	295,872
Round One Corp.	16,413	102,124
Ryobi Ltd.(a)	8,720	127,441
Saizeriya Co. Ltd.(a)	2,706	87,439
Sakata INX Corp.	2,324	30,235
Sakata Seed Corp.	4,741	110,069
San-A Co. Ltd.	9,018	179,501
San-Ai Obbli Co. Ltd.	1,484	17,469
Sangetsu Corp.	9,053	184,566
San-In Godo Bank Ltd. (The)	19,954	177,698
Sanken Electric Co. Ltd.(b)	3,706	164,069
Sanki Engineering Co. Ltd.	6,970	178,515
Sankyo Co. Ltd.	23,146	353,135
Sankyu, Inc.	6,514	285,771
Sanyo Denki Co. Ltd.	2,304	158,720
Sapporo Holdings Ltd.(a)	7,651	425,900
Sawai Group Holdings Co. Ltd.	24,236	350,059
Sbi Sumishin Net Bank Ltd.	4,861	142,183
SCSK Corp.	16,110	422,368
Sega Sammy Holdings, Inc.	31,926	671,676
	Shares	Value
Japan-(continued)
Seibu Holdings, Inc.	3,808	$92,254
Seiko Group Corp.	7,058	186,752
Seiren Co. Ltd.	7,167	111,621
Sekisui House Reit, Inc.(a)	501	270,923
Senko Group Holdings Co. Ltd.	24,006	286,054
Senshu Ikeda Holdings, Inc.	89,275	295,511
Seria Co. Ltd.	9,909	201,654
Seven Bank Ltd.	140,737	253,863
Shibaura Machine Co. Ltd.	4,385	110,965
Shibuya Corp.	444	9,663
Shiga Bank Ltd. (The)	6,330	255,137
Shikoku Electric Power Co., Inc.	37,325	307,469
SHIMAMURA Co. Ltd.	6,108	407,389
Shinmaywa Industries Ltd.	11,110	104,940
Ship Healthcare Holdings, Inc.	12,613	183,419
SHO-BOND Holdings Co. Ltd.	4,132	148,678
Siix Corp.	8,203	60,548
Sinfonia Technology Co. Ltd.	3,654	156,614
SKY Perfect JSAT Holdings, Inc.	25,485	206,515
Skylark Holdings Co. Ltd.(a)	26,893	559,474
Socionext, Inc.	14,794	159,497
Sohgo Security Services Co. Ltd.	56,514	447,732
SOSiLA Logistics REIT, Inc.(a)	110	85,302
Sotetsu Holdings, Inc.	8,822	134,828
Square Enix Holdings Co. Ltd.	9,360	542,513
Star Asia Investment Corp.	216	82,970
Star Micronics Co. Ltd.	5,993	68,891
Starts Corp., Inc.	4,362	118,921
Sugi Holdings Co. Ltd.	22,517	474,116
Sumida Corp.	10,490	69,667
Sumitomo Bakelite Co. Ltd.	11,868	276,600
Sumitomo Densetsu Co. Ltd.	692	25,493
Sumitomo Mitsui Construction Co. Ltd.	23,297	82,765
Sumitomo Osaka Cement Co. Ltd.	10,408	284,905
Sumitomo Pharma Co. Ltd.(a)(b)	126,293	698,774
Sumitomo Riko Co. Ltd.	11,633	133,355
Sumitomo Seika Chemicals Co. Ltd.	1,867	62,413
Sumitomo Warehouse Co. Ltd. (The)	8,457	164,662
Sun Frontier Fudousan Co. Ltd.	5,233	71,784
Sundrug Co. Ltd.	14,381	480,350
Suruga Bank Ltd.	33,469	297,172
SWCC Corp.	5,149	234,541
T Hasegawa Co. Ltd.	840	16,875
Tachi-S Co. Ltd.	8,417	93,076
Tadano Ltd.	12,986	90,182
Taihei Dengyo Kaisha Ltd.	644	22,077
Taikisha Ltd.	8,738	143,364
Taiyo Holdings Co. Ltd.	5,389	199,998
Takara Holdings, Inc.(a)	39,116	316,460
Takara Standard Co. Ltd.	1,035	13,113
Takasago International Corp.	544	25,614
Takasago Thermal Engineering Co. Ltd.	7,113	315,458
Takeuchi Manufacturing Co. Ltd.(a)	4,789	150,264
Takuma Co. Ltd.	9,627	124,341
Tama Home Co. Ltd.(a)	2,571	72,143
Tamron Co. Ltd.	840	19,036
Tamura Corp.	15,119	48,342
TBS Holdings, Inc.	8,139	273,676
TechnoPro Holdings, Inc.	11,456	256,073
Teijin Ltd.	40,343	339,069
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

53

Invesco RAFI Developed Markets ex-U.S. Small-Mid ETF (PDN)—(continued)
April 30, 2025
(Unaudited)
	Shares	Value
Japan-(continued)
THK Co. Ltd.	5,044	$124,555
TKC Corp.	1,236	34,922
Toa Corp.	12,770	123,671
TOA ROAD Corp.	7,496	80,338
Toagosei Co. Ltd.	13,696	129,165
Tocalo Co. Ltd.	1,384	15,979
Toda Corp.	42,763	273,089
Toei Co. Ltd.	4,038	148,292
Toho Bank Ltd. (The)(a)	36,367	89,916
Toho Co. Ltd.	10,452	598,143
Toho Co. Ltd.(a)	3,606	82,700
Toho Gas Co. Ltd.	11,935	357,861
Toho Holdings Co. Ltd.(a)	14,611	478,793
Tokai Carbon Co. Ltd.(a)	17,756	114,849
TOKAI Holdings Corp.	2,820	19,822
Tokai Rika Co. Ltd.	10,941	163,339
Tokai Tokyo Financial Holdings, Inc.	45,534	150,750
Token Corp.(a)	1,436	134,534
Tokuyama Corp.(a)	21,267	435,145
Tokyo Century Corp.	27,598	291,337
Tokyo Electron Device Ltd.(a)	1,326	27,556
Tokyo Kiraboshi Financial Group, Inc.	7,207	285,565
Tokyo Metro Co. Ltd.	3,264	41,457
Tokyo Ohka Kogyo Co. Ltd.	10,466	230,800
Tokyo Seimitsu Co. Ltd.	4,528	253,279
Tokyo Steel Manufacturing Co. Ltd.	16,346	185,261
Tokyu Construction Co. Ltd.	13,800	80,313
Tokyu REIT, Inc.	116	145,505
TOMONY Holdings, Inc.	62,302	239,305
Tomy Co. Ltd.	12,429	274,301
Topcon Corp.	19,427	442,255
Topre Corp.	940	11,513
TORIDOLL Holdings Corp.	2,270	68,105
Toshiba TEC Corp.	5,026	94,960
Totetsu Kogyo Co. Ltd.	792	17,519
Towa Pharmaceutical Co. Ltd.	6,445	119,878
Toyo Construction Co. Ltd.	15,161	142,552
Toyo Engineering Corp.	13,261	62,759
Toyo Seikan Group Holdings Ltd.	17,940	313,956
Toyo Tire Corp.(a)	18,304	343,042
Toyobo Co. Ltd.(a)	13,524	84,100
Toyota Boshoku Corp.	20,707	297,827
Transcosmos, Inc.	5,218	114,292
Trusco Nakayama Corp.	6,166	92,210
TS Tech Co. Ltd.	19,760	223,874
TSI Holdings Co. Ltd.(a)	18,462	139,268
Tsubaki Nakashima Co. Ltd.(a)	13,966	39,852
Tsubakimoto Chain Co.	14,054	171,140
Tsugami Corp.	8,522	105,229
Tsumura & Co.	9,335	281,382
TV Asahi Holdings Corp.(a)	7,945	144,855
TV TOKYO Holdings Corp.	840	23,410
UACJ Corp.	7,518	254,249
Ulvac, Inc.(a)	7,437	252,824
United Arrows Ltd.	6,329	100,149
United Super Markets Holdings, Inc.(a)	17,852	115,090
United Urban Investment Corp.	337	355,473
Universal Entertainment Corp.(a)	5,457	42,758
Ushio, Inc.	20,161	243,072
USS Co. Ltd.	41,550	415,147
	Shares	Value
Japan-(continued)
UT Group Co. Ltd.	2,863	$40,339
V Technology Co. Ltd.	3,220	45,491
Valor Holdings Co. Ltd., Class C	4,854	85,131
Valqua Ltd.(a)	1,994	42,049
Wacoal Holdings Corp.	8,428	294,855
Wacom Co. Ltd.	25,777	98,913
Warabeya Nichiyo Holdings Co. Ltd.	4,791	74,280
Welcia Holdings Co. Ltd.	24,712	436,739
Workman Co. Ltd.	3,713	117,279
YAMABIKO Corp.	1,584	23,761
Yamae Group Holdings Co. Ltd.	4,546	82,657
Yamaguchi Financial Group, Inc.	31,983	378,759
Yamato Kogyo Co. Ltd.	4,860	290,096
Yamazen Corp.	17,407	171,561
Yaoko Co. Ltd.	2,559	171,805
Yellow Hat Ltd.	16,062	153,440
Yodogawa Steel Works Ltd.	1,236	50,163
Yokogawa Bridge Holdings Corp.	7,257	133,272
Yoshinoya Holdings Co. Ltd.(a)	7,015	154,126
Yuasa Trading Co. Ltd.	544	16,688
Yurtec Corp.	2,028	26,250
Zenkoku Hosho Co. Ltd.	12,996	282,634
Zensho Holdings Co. Ltd.	6,885	426,461
Zeon Corp.	38,718	380,582
ZOZO, Inc.(a)	20,789	211,626
		107,093,639
Jordan-0.04%
Hikma Pharmaceuticals PLC	4,309	114,444
Luxembourg-0.14%
RTL Group S.A.(a)	6,889	283,494
SES S.A., FDR(a)	31,577	167,998
		451,492
Macau-0.08%
Sands China Ltd.(b)	29,939	53,625
SJM Holdings Ltd.(a)(b)	357,137	99,644
Wynn Macau Ltd.	144,587	96,265
		249,534
Mexico-0.16%
Fresnillo PLC	37,635	505,541
Mongolia-0.01%
Mongolian Mining Corp.(b)	48,451	40,033
Netherlands-1.40%
AMG Critical Materials N.V.(a)	5,978	106,916
Arcadis N.V.	7,639	371,699
argenx SE, ADR(b)	556	358,698
Basic-Fit N.V.(a)(b)(c)	4,954	112,990
BE Semiconductor Industries N.V.	643	69,879
Corbion N.V.(a)	10,939	234,740
CTP N.V.(a)(c)	9,259	174,511
Eurocommercial Properties N.V.	4,326	125,436
Euronext N.V.(c)	997	167,219
Flow Traders Ltd.	10,343	307,298
Fugro N.V.(a)	17,592	207,023
JDE Peet’s N.V.	11,914	289,418
Koninklijke BAM Groep N.V.	66,130	449,493
Koninklijke Heijmans N.V, CVA	1,007	51,755
Koninklijke Vopak N.V.(a)	10,745	445,843
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

54

Invesco RAFI Developed Markets ex-U.S. Small-Mid ETF (PDN)—(continued)
April 30, 2025
(Unaudited)
	Shares	Value
Netherlands-(continued)
OCI N.V.(b)	7,861	$65,539
PostNL N.V.(a)	153,198	156,957
Redcare Pharmacy N.V.(a)(b)(c)	233	34,938
TKH Group N.V., CVA(a)	7,296	289,259
Van Lanschot Kempen N.V., CVA(a)	7,926	464,373
Wereldhave N.V.	3,997	75,755
		4,559,739
New Zealand-0.61%
a2 Milk Co. Ltd. (The)(a)	60,631	315,333
Air New Zealand Ltd.	26,058	8,971
Auckland International Airport Ltd.	87,293	389,626
Chorus Ltd.	7,279	34,298
Contact Energy Ltd.	32,599	171,572
Fisher & Paykel Healthcare Corp. Ltd.	5,484	110,526
Fletcher Building Ltd.(b)	62,743	114,133
Genesis Energy Ltd.	5,409	7,062
Infratil Ltd.	19,034	119,190
Kiwi Property Group Ltd.	16,153	7,912
Mainfreight Ltd.	1,460	48,137
Mercury NZ Ltd.	35,397	117,350
Meridian Energy Ltd.	52,714	171,434
Precinct Properties Group	13,499	8,656
Ryman Healthcare Ltd.(a)(b)	33,074	43,341
SKYCITY Entertainment Group Ltd.(b)	8,059	5,467
Spark New Zealand Ltd.	104,456	129,293
Vector Ltd.	2,121	5,003
Xero Ltd.(b)	1,729	181,887
		1,989,191
Nigeria-0.14%
Airtel Africa PLC(c)	198,114	454,404
Norway-2.07%
Aker ASA, Class A	1,764	102,617
Aker Solutions ASA, Class A	56,712	154,419
Austevoll Seafood ASA	21,393	202,190
BlueNord ASA(b)	398	22,874
Bonheur ASA	333	7,736
Borregaard ASA	5,895	101,755
Crayon Group Holding ASA(b)(c)	11,087	133,221
DNO ASA	197,705	226,215
DOF Group ASA(b)	3,209	25,247
Elkem ASA(b)(c)	139,101	245,479
Entra ASA(b)(c)	11,293	130,667
Europris ASA(c)	18,484	137,489
FLEX LNG Ltd.	4,304	104,173
Frontline PLC(a)	16,652	279,920
Gjensidige Forsikring ASA	25,099	589,182
Golden Ocean Group Ltd.(a)	33,148	255,903
Grieg Seafood ASA(a)	10,708	67,784
Hoegh Autoliners ASA	13,966	112,769
Kongsberg Gruppen ASA	4,204	679,486
Leroy Seafood Group ASA	59,697	262,503
MPC Container Ships ASA	156,443	232,087
Norconsult Norge AS	7,101	32,194
Nordic Semiconductor ASA(b)	13,390	134,700
Norske Skog ASA(b)(c)	18,957	33,199
Odfjell Drilling Ltd.	18,369	95,924
Opera Ltd., ADR(a)	1,541	26,305
Protector Forsikring ASA	3,624	127,960
	Shares	Value
Norway-(continued)
SalMar ASA	5,945	$294,720
Schibsted ASA, Class A	3,967	121,116
SFL Corp. Ltd.(a)	5,949	48,901
Solstad Offshore ASA(b)	19,078	69,874
SpareBank 1 Nord Norge	2,830	37,953
SpareBank 1 Oestlandet	1,219	20,366
SpareBank 1 SMN	10,032	182,646
SpareBank 1 Sør-Norge ASA, Class B	13,256	212,212
Sparebanken Norge	1,826	24,651
Stolt-Nielsen Ltd.(a)	5,310	119,605
Storebrand ASA	9,804	118,752
TGS ASA	56,552	423,149
TOMRA Systems ASA	15,835	250,639
Var Energi ASA	34,982	96,501
Veidekke ASA	1,896	28,621
Wallenius Wilhelmsen ASA	16,515	120,078
Wilh Wilhelmsen Holding ASA, Class A	650	24,301
		6,718,083
Peru-0.10%
Hochschild Mining PLC(b)	90,144	340,219
Poland-1.34%
Alior Bank S.A.	10,992	299,217
Allegro.eu S.A.(b)(c)	24,931	219,752
Asseco Poland S.A.(a)	5,360	222,336
Bank Handlowy w Warszawie S.A.	717	22,465
Bank Millennium S.A.(a)(b)	46,572	180,980
Budimex S.A.	1,000	168,846
CCC S.A.(b)	5,306	308,206
CD Projekt S.A.(a)	3,011	187,292
Cyfrowy Polsat S.A.(a)(b)	58,577	288,592
Dino Polska S.A.(a)(b)(c)	1,925	271,091
Enea S.A.(b)	4,897	18,618
Eurocash S.A.	4,524	13,324
Grupa Azoty S.A.(b)	1,710	9,426
Grupa Kety S.A.	805	185,180
Jastrzebska Spolka Weglowa S.A.(a)(b)	22,916	147,448
KRUK S.A.(a)	1,388	147,914
LPP S.A.(a)	90	370,027
mBank S.A.(a)(b)	1,072	234,637
Orange Polska S.A.(a)	80,766	208,470
PGE Polska Grupa Energetyczna S.A.(a)(b)	97,055	212,945
Santander Bank Polska S.A.(a)	3,276	506,173
Tauron Polska Energia S.A.(a)(b)	83,283	131,302
		4,354,241
Portugal-0.38%
Banco Comercial Portugues S.A., Class R	206,331	132,423
CTT-Correios de Portugal S.A.	14,411	127,377
Mota-Engil SGPS S.A.(a)	12,312	49,038
Navigator Co. S.A. (The)(a)	52,499	199,918
NOS SGPS S.A.	36,702	153,700
REN - Redes Energeticas Nacionais SGPS S.A.	103,108	339,584
Sonae SGPS S.A.	170,471	217,232
		1,219,272
Singapore-1.94%
AEM Holdings Ltd.(b)	29,877	27,067
BW LPG Ltd.(a)(c)	21,419	215,860
CapitaLand Ascott Trust	383,918	251,277
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

55

Invesco RAFI Developed Markets ex-U.S. Small-Mid ETF (PDN)—(continued)
April 30, 2025
(Unaudited)
	Shares	Value
Singapore-(continued)
CapitaLand India Trust	135,070	$100,803
CapitaLand Investment Ltd.	57,524	121,274
CDL Hospitality Trusts	20,132	12,262
City Developments Ltd.(a)	86,133	328,056
ComfortDelGro Corp. Ltd.	220,347	258,586
ESR-REIT	55,303	93,223
Frasers Centrepoint Trust	136,409	236,388
Frasers Logistics & Commercial Trust(a)(c)	436,603	299,574
Genting Singapore Ltd.	187,512	106,365
Grab Holdings Ltd., Class A(b)	25,592	124,889
Hafnia Ltd.(a)	42,437	196,248
IGG, Inc.	31,869	15,355
Jardine Cycle & Carriage Ltd.	17,894	355,515
Kenon Holdings Ltd.	813	25,033
Keppel DC REIT	140,736	232,911
Keppel Infrastructure Trust	71,720	21,992
Keppel REIT	371,778	243,630
Kulicke & Soffa Industries, Inc.(a)	2,574	82,960
Lendlease Global Commercial REIT	251,607	99,295
Mapletree Industrial Trust	231,932	358,881
Mapletree Logistics Trust	100,508	86,517
Mapletree Pan Asia Commercial Trust	354,485	332,084
NetLink NBN Trust(c)	242,435	169,836
SATS Ltd.	88,503	190,916
Seatrium Ltd.(b)	180,022	264,453
Sembcorp Industries Ltd.	93,864	474,926
Sheng Siong Group Ltd.	74,335	100,184
Singapore Exchange Ltd.	12,168	133,899
Singapore Post Ltd.	101,200	44,304
Singapore Technologies Engineering Ltd.	30,816	175,034
Suntec REIT	274,602	242,182
Venture Corp. Ltd.	32,313	286,931
		6,308,710
South Africa-0.04%
Scatec ASA(b)(c)	17,657	135,187
South Korea-8.19%
Amorepacific Corp.	4,683	410,707
AMOREPACIFIC Holdings Corp.	7,230	116,960
Asiana Airlines, Inc.(b)	8,748	58,295
BGF retail Co. Ltd.	2,682	202,667
BH Co. Ltd.	6,484	56,176
Binggrae Co. Ltd.	368	24,457
BNK Financial Group, Inc.	28,425	207,191
Celltrion, Inc.	2,459	278,867
Cheil Worldwide, Inc.	13,557	176,940
Chong Kun Dang Pharmaceutical Corp.	1,382	79,120
CJ CheilJedang Corp.	882	148,340
CJ Corp.	3,970	347,032
CJ ENM Co. Ltd.(b)	4,003	174,110
CJ Logistics Corp.	3,454	201,493
Com2uSCorp.	2,625	72,670
Cosmax, Inc.	797	96,719
Coway Co. Ltd.	7,716	475,078
Daeduck Electronics Co. Ltd.	6,874	67,480
Daesang Corp.	11,212	188,450
Daesang Holdings Co. Ltd.	9,473	70,970
Daewoo Engineering & Construction Co. Ltd.(b)	53,184	132,691
Daishin Securities Co. Ltd.	7,142	89,955
	Shares	Value
South Korea-(continued)
Daou Data Corp.	6,151	$51,237
Daou Technology, Inc.	445	6,797
DB HiTek Co. Ltd.	6,275	169,633
Delivery Hero SE(b)(c)	2,023	57,372
DL E&C Co. Ltd.	6,095	186,291
DL Holdings Co. Ltd.	2,746	62,764
Dongjin Semichem Co. Ltd.	3,665	75,043
Dongwon Industries Co. Ltd.	298	8,726
Doosan Bobcat, Inc.	12,740	438,008
Doosan Co. Ltd.	4,887	1,039,593
DoubleDown Interactive Co. Ltd., ADR(b)	643	6,089
Ecopro BM Co. Ltd.(b)	775	55,203
Ecopro Co. Ltd.	2,493	89,127
E-MART, Inc.	4,494	289,114
F&F Co. Ltd.	2,630	130,587
Gravity Co. Ltd., ADR(b)	348	20,845
Green Cross Corp.	1,025	89,443
Green Cross Holdings Corp.	1,263	12,432
GS Engineering & Construction Corp.	19,280	247,842
GS Holdings Corp.	4,327	117,656
GS P&L Co. Ltd.(b)	1,179	17,544
GS Retail Co. Ltd.	7,833	81,519
Hanjin Kal Corp.	1,400	77,958
Hankook & Co. Co. Ltd.	6,040	63,797
Hanmi Pharm Co. Ltd.	442	83,604
Hanon Systems(b)	44,598	111,759
Hansol Chemical Co. Ltd.	1,003	81,730
Hanwha Aerospace Co. Ltd.	2,653	1,490,997
Hanwha Corp.	7,042	238,842
Hanwha Investment & Securities Co. Ltd.(b)	17,868	43,211
Hanwha Life Insurance Co. Ltd.(b)	67,424	125,771
Hanwha Ocean Co. Ltd.(b)	7,992	441,581
Hanwha Systems Co. Ltd.	6,610	182,110
Hanwha Vision Co. Ltd.(b)	2,667	113,162
Harim Holdings Co. Ltd., Class C	18,558	78,030
HD Hyundai Construction Equipment Co. Ltd.	4,279	203,764
HD Hyundai Electric Co. Ltd.	810	176,276
HD Hyundai Heavy Industries Co. Ltd.(b)	1,969	556,891
HD Hyundai Infracore Co. Ltd.(b)	39,698	230,621
HD Hyundai Mipo Co. Ltd.	2,838	333,389
HDC Holdings Co. Ltd.	1,376	18,602
HDC Hyundai Development Co-Engineering & Construction, Class E	16,387	286,720
Hite Jinro Co. Ltd.	8,650	117,624
HK inno.N Corp.(b)	1,959	55,543
HL Mando Co. Ltd.	11,846	310,823
Hotel Shilla Co. Ltd.(b)	5,773	178,340
HYBE Co. Ltd.(b)	1,003	188,745
Hyosung Advanced Materials Corp.	860	107,558
Hyosung Corp.	271	10,118
Hyosung Heavy Industries Corp.	1,387	479,724
Hyosung TNC Corp.	831	139,010
Hyundai Department Store Co. Ltd.	3,602	151,310
Hyundai Elevator Co. Ltd.	3,822	198,426
Hyundai Glovis Co. Ltd.	4,670	374,449
Hyundai Green Food Co. Ltd.	1,003	10,979
Hyundai Marine & Fire Insurance Co. Ltd.(b)	17,821	278,845
Hyundai Rotem Co. Ltd.	7,376	581,369
Hyundai Steel Co.	10,992	189,231
Hyundai Wia Corp.	4,693	141,241
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

56

Invesco RAFI Developed Markets ex-U.S. Small-Mid ETF (PDN)—(continued)
April 30, 2025
(Unaudited)
	Shares	Value
South Korea-(continued)
iM Financial Group Co. Ltd.	25,106	$181,526
Itcenglobal Co. Ltd.(b)	8,192	38,796
JB Financial Group Co. Ltd.	22,011	264,463
Kakao Games Corp.(b)	4,159	41,534
KakaoBank Corp.	8,821	138,262
Kangwon Land, Inc.	16,826	192,071
KCC Corp.	1,056	185,440
KCC Glass Corp.	208	4,685
KEPCO Plant Service & Engineering Co. Ltd.	3,881	119,893
KG Chemical Corp.	17,593	49,279
KG Dongbu Steel	15,716	65,504
KG Eco Solution Co. Ltd.	8,673	33,606
KIWOOM Securities Co. Ltd.	2,173	208,954
Kolmar Korea Co. Ltd.(b)	2,315	123,719
Kolon Industries, Inc.	4,379	92,919
Korea Aerospace Industries Ltd.	6,039	353,467
Korea Electric Terminal Co. Ltd.	1,639	74,302
Korea Gas Corp.	5,036	137,190
Korea Investment Holdings Co. Ltd.	6,076	354,748
Korea Line Corp.(b)	63,908	68,379
Korea Petrochemical Ind Co. Ltd.	1,266	74,846
Korean Reinsurance Co.	17,615	100,271
Krafton, Inc.(b)	2,502	655,029
Kumho Petrochemical Co. Ltd.	2,480	207,505
Kumho Tire Co., Inc.(b)	6,986	23,645
L&F Co. Ltd.(b)	1,169	53,240
LF Corp.	605	6,330
LG Energy Solution Ltd.(b)	297	67,761
LG Uplus Corp.	31,344	264,656
LIG Nex1 Co. Ltd.	758	171,247
LOTTE Chilsung Beverage Co. Ltd.	1,033	79,714
LOTTE Corp.	6,310	100,102
LOTTE Fine Chemical Co. Ltd.	4,230	103,326
Lotte Rental Co. Ltd.	714	14,756
LOTTE Shopping Co. Ltd.	2,913	138,232
LS Electric Co. Ltd.	2,868	414,232
LX International Corp.	13,274	247,570
LX Semicon Co. Ltd.	2,505	95,340
Macquarie Korea Infrastructure Fund	9,431	76,014
Meritz Financial Group, Inc.	1,356	118,461
Mirae Asset Securities Co. Ltd.	33,214	276,086
Misto Holdings Corp	5,328	138,550
NCSoft Corp.	1,015	104,479
Netmarble Corp.(c)	3,625	114,028
NH Investment & Securities Co. Ltd.	23,991	259,364
NHN Corp.	948	14,790
NongShim Co. Ltd.	704	199,516
OCI Holdings Co. Ltd.	3,206	146,010
Orion Corp.	3,361	291,328
Orion Holdings Corp.	1,233	15,884
Otoki Corp.	55	15,491
Pan Ocean Co. Ltd.	90,176	212,188
Poongsan Corp.	6,820	284,756
POSCO Future M Co. Ltd.(b)	669	58,734
Posco International Corp.	3,423	118,007
S-1 Corp.	2,365	105,409
Samsung Biologics Co. Ltd.(b)(c)	335	247,923
Samsung Card Co. Ltd.	3,143	92,820
Samsung Heavy Industries Co. Ltd.(b)	8,858	90,756
Samsung Securities Co. Ltd.	10,333	378,772
	Shares	Value
South Korea-(continued)
Samyang Holdings Corp.(b)	105	$4,545
SD Biosensor, Inc.	13,503	89,279
Seah Besteel Holdings Corp.	4,387	55,220
SeAH Steel Holdings Corp.	77	12,177
Sebang Global Battery Co. Ltd.	1,180	57,181
Seegene, Inc.	7,092	131,137
Seoul Semiconductor Co. Ltd.(b)	8,974	42,015
Seoyon E-Hwa Co. Ltd.	3,689	30,584
SFA Engineering Corp.	4,258	60,801
Shinsegae, Inc.	1,804	200,014
Simmtech Co. Ltd.	2,863	31,790
SK Chemicals Co. Ltd.	395	11,055
SK Discovery Co. Ltd.	316	9,248
SK Gas Ltd.	131	22,074
SK IE Technology Co. Ltd.(b)(c)	1,179	18,574
SK Networks Co. Ltd.	24,460	72,643
SK Square Co. Ltd.(b)	6,465	399,697
SKC Co. Ltd.(b)	2,513	180,283
SL Corp.	3,951	91,246
SOLUM Co. Ltd.(b)	2,958	34,234
Soulbrain Co. Ltd.	512	62,371
Sungwoo Hitech Co. Ltd.	18,002	70,560
Taihan Electric Wire Co. Ltd.(b)	3,170	25,970
UNID Co. Ltd.	1,047	64,687
WONIK IPS Co. Ltd.	5,440	86,657
Wooree Bio Co. Ltd.(b)	27,525	43,906
Youngone Corp.	4,103	136,816
Youngone Holdings Co. Ltd.	207	13,935
Yuhan Corp.	3,530	282,888
		26,628,875
Spain-1.48%
Acciona S.A.(a)	989	144,617
Almirall S.A.(a)	12,489	139,052
Atresmedia Corp. de Medios de Comunicacion S.A.	20,990	132,964
Befesa S.A.(c)	7,978	243,423
CIE Automotive S.A.(a)	4,603	122,103
Construcciones y Auxiliar de Ferrocarriles S.A.	2,909	142,676
Corporacion ACCIONA Energias Renovables S.A.(a)	7,718	144,771
Ebro Foods S.A.	1,114	21,834
EDP Renovaveis S.A.(a)	30,815	289,568
EDP Renovaveis S.A., Rts., expiring 05/05/2025(a)(b)	36,737	3,758
Elecnor, S.A.	1,572	33,817
Ence Energia y Celulosa S.A.(a)	28,708	92,898
Faes Farma S.A.	8,486	41,347
Fluidra S.A.	12,815	297,709
Gestamp Automocion S.A.(a)(c)	51,615	154,713
Grupo Catalana Occidente S.A.	603	33,698
Indra Sistemas S.A.(a)	18,035	577,006
Inmobiliaria Colonial SOCIMI S.A.	77,820	506,096
Linea Directa Aseguradora S.A. Cia de Seguros y Reaseguros	15,285	22,279
Logista Integral S.A.	1,679	57,600
Melia Hotels International S.A.	12,664	92,247
Obrascon Huarte Lain S.A.(a)(b)	181,256	63,885
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

57

Invesco RAFI Developed Markets ex-U.S. Small-Mid ETF (PDN)—(continued)
April 30, 2025
(Unaudited)
	Shares	Value
Spain-(continued)
Obrascon Huarte Lain S.A., Rts., expiring 05/12/2025(b)	181,256	$968
Prosegur Cia de Seguridad S.A.	33,985	95,365
Sacyr S.A.	110,558	406,938
Tecnicas Reunidas S.A.(b)	13,717	231,007
Unicaja Banco S.A.(a)(c)	41,367	79,119
Vidrala S.A.(a)	2,101	229,793
Viscofan S.A.	5,781	418,486
		4,819,737
Sweden-4.30%
AAK AB(a)	15,018	393,588
AcadeMedia AB (publ)(c)	2,694	22,215
AddLife AB, Class B(a)	10,048	191,089
Addtech AB, Class B	8,468	285,493
AFRY AB(a)	13,753	238,772
Alleima AB(a)	37,906	298,666
Arjo AB, Class B	33,943	113,954
Atea ASA(b)	1,716	23,554
Atrium Ljungberg AB(a)	26,933	95,571
Attendo AB(c)	4,389	29,942
Avanza Bank Holding AB	6,953	231,543
Axfood AB(a)	15,448	432,792
Beijer Ref AB(a)	16,056	245,431
Betsson AB, Class B	17,912	313,933
Bilia AB, Class A(a)	2,481	31,117
Billerud AB	37,328	394,728
Bravida Holding AB(a)(c)	21,625	206,501
Bure Equity AB(a)	2,005	67,698
Catena AB(a)	2,995	141,295
Cibus Nordic Real Estate AB (publ)(a)	7,801	135,302
Cint Group AB(a)(b)	67,351	50,922
Clas Ohlson AB, Class B	4,492	127,521
Cloetta AB, Class B(a)	35,142	102,454
Corem Property Group AB, Class B(a)	194,027	98,326
Dios Fastigheter AB	13,889	96,655
Dometic Group AB(a)(c)	49,047	177,204
Dustin Group AB(a)(b)(c)	78,737	27,944
Electrolux Professional AB	3,386	19,661
Elekta AB, Class B	50,314	256,752
Embracer Group AB, Class A(a)(b)	4,499	56,898
EQT AB(a)	11,965	346,497
Fabege AB(a)	46,673	399,570
Fastighets AB Balder, Class B(a)(b)	12,740	91,776
Getinge AB, Class B(a)	6,421	124,364
Granges AB	10,232	128,077
Hexpol AB(a)	33,234	289,602
Hufvudstaden AB, Class A(a)	12,664	154,525
Indutrade AB	12,139	329,106
Instalco AB(c)	20,864	57,970
Intrum AB(a)(b)	88,947	291,828
Investment AB Latour, Class B(a)	5,004	135,330
Inwido AB	1,665	35,361
JM AB(a)	22,114	353,554
L E Lundbergforetagen AB, Class B	5,959	315,093
Lagercrantz Group AB, Class B(a)	5,592	127,690
Lifco AB, Class B	7,340	284,773
Lindab International AB(a)	8,408	177,153
Loomis AB	9,571	399,210
MEKO AB	1,254	16,501
	Shares	Value
Sweden-(continued)
Modern Times Group MTG AB, Class B(b)	13,138	$157,745
Munters Group AB(c)	6,019	77,198
Mycronic AB(a)	3,118	124,771
NCAB Group AB (publ)(a)	16,485	72,803
NCC AB, Class B	19,062	355,644
New Wave Group AB, Class B(a)	9,458	115,983
Nolato AB, Class B(a)	23,268	131,010
Nordnet AB publ(a)	6,143	162,966
Nyfosa AB(a)(b)	22,204	208,873
Pandox AB(a)	7,047	118,246
Peab AB, Class B(a)	33,796	281,718
Ratos AB, Class B	33,151	113,379
Saab AB, Class B	4,441	207,235
Sagax AB, Class B(a)	8,884	202,358
Samhallsbyggnadsbolaget i Norden AB, Class B(a)	1,173,835	477,553
Scandic Hotels Group AB(a)(c)	27,816	216,961
Stillfront Group AB(b)	67,337	34,597
Storskogen Group AB, Class B	283,092	373,778
Sweco AB, Class B	17,920	315,921
Swedish Orphan Biovitrum AB, Class B(b)	14,609	445,278
Thule Group AB(a)(c)	10,986	250,949
Vitrolife AB(a)	3,383	55,180
Wallenstam AB, Class B(a)	37,763	187,112
Wihlborgs Fastigheter AB(a)	30,233	314,258
		13,967,017
Switzerland-3.25%
Accelleron Industries AG	4,521	243,771
Allreal Holding AG(b)	1,744	385,957
ALSO Holding AG	738	226,377
Arbonia AG(a)	5,222	39,802
Aryzta AG(b)	158,883	400,250
Avolta AG	2,115	96,798
Bachem Holding AG(a)	1,371	84,387
Banque Cantonale Vaudoise(a)	2,845	351,690
Belimo Holding AG	483	412,185
Bell Food Group AG(b)	31	10,018
BKW AG	2,310	465,155
Bossard Holding AG, Class A	109	23,874
Bucher Industries AG	729	316,252
Burckhardt Compression Holding AG	222	151,597
Cembra Money Bank AG	4,672	566,422
Comet Holding AG(a)	316	81,942
CRISPR Therapeutics AG(b)	1,543	59,668
Daetwyler Holding AG, BR(a)	518	75,122
DKSH Holding AG	4,336	320,830
DocMorris AG(a)(b)	644	18,235
dormakaba Holding AG(b)	320	271,121
EFG International AG(b)	10,218	155,258
Emmi AG	201	198,583
EMS-Chemie Holding AG	566	419,141
Flughafen Zureich AG(b)	1,570	397,346
Forbo Holding AG(a)	73	70,347
Galderma Group AG, Class A	426	49,695
Garrett Motion, Inc.(a)	3,823	35,248
Georg Fischer AG(a)	1,228	89,179
Huber + Suhner AG	1,578	139,461
Implenia AG	1,968	111,793
INFICON HOLDING AG	935	99,645
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

58

Invesco RAFI Developed Markets ex-U.S. Small-Mid ETF (PDN)—(continued)
April 30, 2025
(Unaudited)
	Shares	Value
Switzerland-(continued)
International Workplace Group PLC(a)	121,886	$302,468
Interroll Holding AG, Class R	46	101,395
Kardex Holding AG	295	74,643
Komax Holding AG, Class R(a)(b)	390	48,733
Landis+Gyr Group AG(b)	4,386	283,330
Luzerner Kantonalbank AG	306	25,982
Mobilezone Holding AG(a)	4,300	59,369
Mobimo Holding AG(b)	492	190,863
OC Oerlikon Corp. AG	39,585	168,661
On Holding AG, Class A(b)	656	31,560
SFS Group AG(a)	1,655	224,696
Siegfried Holding AG(a)(b)	1,610	192,521
SIG Group AG(a)(b)	5,564	107,799
St Galler Kantonalbank AG	70	42,353
Stadler Rail AG(a)	8,721	231,042
Straumann Holding AG	2,538	310,831
Sulzer AG	2,212	376,044
Swissquote Group Holding S.A.(a)	353	183,016
Tecan Group AG, Class R(b)	792	154,925
Temenos AG(a)	3,584	257,848
u-blox Holding AG	657	66,884
Valiant Holding AG	1,193	176,472
VAT Group AG(a)(c)	827	299,847
Vaudoise Assurances Holding S.A.	39	28,579
Vontobel Holding AG, Class R	2,717	197,200
Zehnder Group AG	964	64,452
		10,568,662
Taiwan-0.01%
FIT Hon Teng Ltd.(b)(c)	86,816	21,798
Turkey-0.22%
Eldorado Gold Corp.(b)	37,544	705,054
Ukraine-0.01%
Ferrexpo PLC(b)	56,927	44,982
United Kingdom-6.65%
4imprint Group PLC	1,625	74,599
AG Barr PLC	2,474	22,944
AJ Bell PLC	14,990	85,504
Allfunds Group PLC	29,623	167,810
Ashmore Group PLC	56,057	108,571
ASOS PLC(a)(b)	29,783	114,639
Assura PLC	478,578	310,181
Aston Martin Lagonda Global Holdings PLC(a)(b)(c)	31,942	28,858
Auto Trader Group PLC(c)	29,003	326,578
Babcock International Group PLC	38,886	419,854
Bakkavor Group PLC(c)	4,495	10,350
Balfour Beatty PLC	48,241	295,724
Beazley PLC	12,298	146,043
Big Yellow Group PLC	24,018	324,079
Bodycote PLC	19,205	122,415
Breedon Group PLC	43,353	249,981
Bridgepoint Group PLC(a)(c)	5,240	18,827
Chemring Group PLC	29,545	158,165
Clarkson PLC(a)	2,495	109,911
Close Brothers Group PLC(a)(b)	59,533	259,474
Coats Group PLC	41,580	40,358
Computacenter PLC	8,764	284,097
ConvaTec Group PLC(c)	140,870	490,859
	Shares	Value
United Kingdom-(continued)
Cranswick PLC	5,851	$405,864
Crest Nicholson Holdings PLC(a)	38,769	93,587
Currys PLC(b)	82,696	122,835
CVS Group PLC	1,745	25,135
Deliveroo PLC(b)(c)	92,987	211,632
Derwent London PLC	17,052	443,304
Diploma PLC	5,473	291,059
Domino’s Pizza Group PLC(a)	38,790	139,848
Dowlais Group PLC	171,441	133,308
Dr. Martens PLC	111,917	82,672
Dunelm Group PLC	13,692	201,522
easyJet PLC	64,278	427,126
Elementis PLC	54,146	91,215
Empiric Student property PLC	19,467	23,723
Endava PLC, ADR(a)(b)	1,035	18,847
Essentra PLC	28,271	34,058
Evoke PLC(a)(b)	49,453	33,239
Firstgroup PLC	94,486	218,432
Frasers Group PLC(a)(b)	25,459	225,616
Future PLC	19,299	183,949
Games Workshop Group PLC	2,121	437,787
Gamma Communications PLC	1,877	33,583
GB Group PLC	6,009	19,737
Genuit Group PLC	26,463	135,061
Genus PLC	6,882	169,500
Grafton Group PLC	27,255	330,666
Grainger PLC	80,890	232,592
Great Portland Estates PLC	52,846	218,973
Greggs PLC	9,825	245,144
Halfords Group PLC	30,799	63,897
Hammerson PLC	50,854	171,963
Harbour Energy PLC	29,828	61,098
Hays PLC	140,545	134,565
Hill & Smith PLC	5,835	140,591
Hilton Food Group PLC	2,216	26,420
Howden Joinery Group PLC	12,045	124,144
Hunting PLC	22,721	78,573
Ibstock PLC(a)(c)	45,355	109,188
Indivior PLC(a)(b)	7,988	90,851
InterContinental Hotels Group PLC	782	83,635
International Distribution Services PLC(a)	94,645	463,568
J D Wetherspoon PLC	14,436	126,522
James Halstead PLC	3,956	8,124
JET2 PLC	3,731	79,131
John Wood Group PLC(a)(b)	100,974	24,904
Just Group PLC	101,152	191,220
Keller Group PLC	2,835	54,106
Kier Group PLC	78,980	153,900
Lancashire Holdings Ltd.	29,185	220,173
Liontrust Asset Management PLC(a)	10,191	44,969
LondonMetric Property PLC	201,744	518,782
Marshalls PLC	37,168	139,713
Mitchells & Butlers PLC(b)	7,757	25,801
Mitie Group PLC	134,533	260,013
Mobico Group PLC(a)(b)	100,466	41,811
Molten Ventures PLC(b)	5,793	20,592
MONY Group PLC	64,153	174,019
Morgan Advanced Materials PLC	14,525	38,223
Morgan Sindall Group PLC	1,645	77,933
Ninety One PLC	51,580	102,327
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

59

Invesco RAFI Developed Markets ex-U.S. Small-Mid ETF (PDN)—(continued)
April 30, 2025
(Unaudited)
	Shares	Value
United Kingdom-(continued)
Ocado Group PLC(a)(b)	52,847	$200,109
OSB Group PLC	69,109	440,263
Oxford Instruments PLC	3,772	83,176
PageGroup PLC	33,403	120,744
Paragon Banking Group PLC	39,764	450,228
Pepco Group N.V.(a)(c)	29,529	140,373
Petershill Partners PLC(c)	32,458	94,401
Petrofac Ltd.(a)(b)	387,808	20,557
Pets at Home Group PLC	79,051	250,927
Pinewood Technologies Group PLC(a)(b)	11,913	57,635
Playtech PLC(b)	15,370	156,331
Polar Capital Holdings PLC	2,322	12,208
Premier Foods PLC	22,376	59,457
Primary Health Properties PLC	205,106	281,318
QinetiQ Group PLC	66,606	351,376
Quilter PLC(c)	168,673	304,183
Rathbones Group PLC	1,218	25,701
Renew Holdings PLC	2,910	29,522
Renewi PLC	11,240	129,299
Renishaw PLC	2,397	71,965
Rightmove PLC	26,183	259,170
Rotork PLC	74,733	304,981
RWS Holdings PLC	15,051	13,479
S4 Capital PLC(a)(b)	118,207	42,945
Safestore Holdings PLC	29,550	249,270
Savills PLC	15,212	189,068
Senior PLC	46,812	86,645
Serco Group PLC	209,459	481,784
Serica Energy PLC(a)(b)	17,822	30,321
Shaftesbury Capital PLC	86,572	157,611
Softcat PLC	8,032	179,795
Spirax Group PLC	1,208	95,424
Spire Healthcare Group PLC(a)(c)	10,236	26,526
Spirent Communications PLC(b)	97,591	241,157
SSP Group PLC	87,299	173,291
Supermarket Income REIT PLC	141,404	147,047
Telecom Plus PLC	7,468	189,242
THG PLC(a)(b)	230,271	76,186
TORM PLC, Class A(a)	6,210	103,868
TP ICAP Group PLC	92,701	319,046
Travis Perkins PLC	27,141	203,052
Tritax Big Box REIT PLC	49,017	93,975
Unite Group PLC (The)	34,995	402,963
Urban Logistics REIT PLC	42,419	82,766
Vesuvius PLC	29,326	134,251
Victrex PLC	9,391	104,475
Watches of Switzerland Group PLC(b)(c)	35,947	171,414
WH Smith PLC	12,996	157,620
Wise PLC, Class A(b)	7,087	93,165
Workspace Group PLC	18,101	107,500
Yellow Cake PLC(a)(b)(c)	4,638	26,762
Zigup PLC	34,988	146,421
		21,621,584
	Shares	Value
United States-1.01%
Alkermes PLC(b)	2,527	$72,702
Atlassian Corp., Class A(b)	318	72,603
Bausch + Lomb Corp.(a)(b)	1,888	20,844
Burford Capital Ltd.(a)	3,461	47,474
Carnival PLC, ADR(b)	12,612	209,611
Constellium SE(b)	8,980	90,788
Curaleaf Holdings, Inc.(b)	15,087	16,384
CyberArk Software Ltd.(b)	114	40,146
Diversified Energy Co. PLC(a)(c)	12,937	163,335
Dole PLC	5,362	81,449
Ferrovial SE	2,700	132,166
Galaxy Digital Holdings Ltd., Class H, (Acquired 03/17/2023 - 03/17/2023; Cost $21,523)(a)(b)(f)	6,168	97,881
GFL Environmental, Inc.	10,762	535,957
Inmode Ltd.(b)	1,512	21,319
MDA Space Ltd.(b)	10,079	196,356
Monday.com Ltd.(b)	96	26,975
Oracle Corp.	3,217	387,674
Reliance Worldwide Corp. Ltd.	95,387	256,147
RHI Magnesita N.V.(a)	345	14,442
Samsonite Group S.A.(c)	114,452	205,092
Sims Ltd.	18,306	170,681
Sinch AB(b)(c)	132,073	307,695
SolarEdge Technologies, Inc.(a)(b)	7,129	87,223
Titan Cement International S.A.	506	23,449
		3,278,393
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-99.40% (Cost $309,549,113)		323,117,463
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-17.75%
Invesco Private Government Fund, 4.32%(g)(h)(i)	15,901,511	15,901,511
Invesco Private Prime Fund, 4.46%(g)(h)(i)	41,786,444	41,794,801
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $57,700,097)		57,696,312
TOTAL INVESTMENTS IN SECURITIES-117.15% (Cost $367,249,210)		380,813,775
OTHER ASSETS LESS LIABILITIES-(17.15)%		(55,739,441)
NET ASSETS-100.00%		$325,074,334
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

60

Invesco RAFI Developed Markets ex-U.S. Small-Mid ETF (PDN)—(continued)
April 30, 2025
(Unaudited)
Investment Abbreviations:
ADR-American Depositary Receipt
BR-Bearer Shares
CDI-CREST Depository Interest
CVA-Dutch Certificates
FDR-Fiduciary Depositary Receipt
REIT-Real Estate Investment Trust
Rts.-Rights
Wts.-Warrants

Notes to Schedule of Investments:
(a)	All or a portion of this security was out on loan at April 30, 2025.
(b)	Non-income producing security.
(c)
Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at
April 30, 2025 was $14,165,477, which represented 4.36% of the Fund’s Net Assets.

(d)	Security valued using significant unobservable inputs (Level 3). See Note 4.
(e)	Non-income producing.
(f)	Restricted security. The value of this security at April 30, 2025 represented less than 1% of the Fund’s Net Assets.
(g)
Affiliated holding. Affiliated holdings are investments in entities which are under common ownership or control of Invesco Ltd. or are investments in entities in which the Fund owns 5% or more of the outstanding voting securities. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the six months ended April 30, 2025.

	Value October 31, 2024	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Value April 30, 2025	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$-	$5,943,175	$(5,943,175)	$-	$-	$-	$2,080
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	17,509,156	24,202,933	(25,810,578)	-	-	15,901,511	420,120 *
Invesco Private Prime Fund	45,772,846	59,587,211	(63,560,275)	(1,486)	(3,495)	41,794,801	1,116,939 *
Total	$63,282,002	$89,733,319	$(95,314,028)	$(1,486)	$(3,495)	$57,696,312	$1,539,139

*
Represents the income earned on the investment of cash collateral, which is included in securities lending income on the Statements of Operations. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(h)	The rate shown is the 7-day SEC standardized yield as of April 30, 2025.
(i)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned. See Note 2K.
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

61

Invesco RAFI Emerging Markets ETF (PXH)
April 30, 2025
(Unaudited)
Schedule of Investments

	Shares	Value
Common Stocks & Other Equity Interests-99.39%
Brazil-10.53%
Ambev S.A.	1,295,077	$3,332,969
B3 S.A. - Brasil, Bolsa, Balcao	1,034,682	2,465,443
Banco Bradesco S.A., Preference Shares	3,846,306	9,328,043
Banco BTG Pactual S.A., Series CPO	112,200	755,280
Banco do Brasil S.A.	932,796	4,766,628
Banco Santander Brasil S.A., Series CPO	181,200	944,824
Braskem S.A., Class A, Preference Shares(a)	213,809	402,964
BRF S.A.	328,000	1,315,152
CCR S.A.	302,800	719,373
Centrais Eletricas Brasileiras S.A.	499,762	3,879,701
Cia de Saneamento Basico do Estado de Sao Paulo SABESP	79,292	1,595,112
Cia Energetica de Minas Gerais, Preference Shares	856,208	1,656,035
Cia Paranaense de Energia - Copel, Class B, Preference Shares	838,180	1,707,036
Cia Siderurgica Nacional S.A.	586,682	963,744
Cosan S.A.	501,965	688,923
Embraer S.A.(a)	133,167	1,527,043
Energisa S.A.	60,800	493,368
Equatorial Energia S.A.	240,300	1,562,413
Gerdau S.A., Preference Shares	1,042,154	2,759,368
Hapvida Participacoes e Investimentos S.A.(a)(b)	1,974,600	809,177
Itau Unibanco Holding S.A., Preference Shares	1,710,735	10,751,396
Itausa S.A., Preference Shares	629,049	1,188,898
Klabin S.A.	279,980	916,386
Localiza Rent a Car S.A.	144,600	1,097,258
Lojas Renner S.A.	268,121	691,922
Marfrig Global Foods S.A.	486,400	1,845,457
Metalurgica Gerdau S.A., Preference Shares	889,900	1,321,945
Natura & Co. Holding S.A.	415,800	698,459
Petroleo Brasileiro S.A., Preference Shares	6,918,745	36,650,504
Sendas Distribuidora S.A.	372,100	604,020
Suzano S.A.	196,168	1,735,276
Telefonica Brasil S.A.	345,680	1,696,832
TIM S.A.	187,766	628,496
Ultrapar Participacoes S.A.	468,692	1,476,097
Usinas Siderurgicas de Minas Gerais S.A. Usiminas, Class A, Preference Shares(a)	332,100	324,392
Vale S.A.	2,502,561	23,366,195
Vibra Energia S.A.	965,898	3,207,490
WEG S.A.	31,300	246,800
		130,120,419
Canada-0.02%
Canadian Solar, Inc.(a)(c)	30,449	274,650
Chile-0.41%
Banco de Chile	8,589,225	1,248,316
Banco Santander Chile	15,521,151	929,085
Cencosud S.A.	98,161	332,537
Empresas CMPC S.A.	85,422	132,633
Empresas COPEC S.A.	20,038	136,183
	Shares	Value
Chile-(continued)
Enel Americas S.A.	1,589,320	$154,510
Falabella S.A.	64,783	291,236
Sociedad Quimica y Minera de Chile S.A., Class B, Preference Shares	52,714	1,796,799
		5,021,299
China-44.06%
Agricultural Bank of China Ltd., H Shares	22,666,000	13,832,781
Alibaba Group Holding Ltd.	4,400,300	65,704,241
Aluminum Corp. of China Ltd., H Shares	2,579,101	1,384,454
Anhui Conch Cement Co. Ltd., H Shares	1,312,858	3,698,830
ANTA Sports Products Ltd.	149,907	1,771,480
BAIC Motor Corp. Ltd., H Shares(b)	485,500	119,360
Baidu, Inc., A Shares(a)	672,958	7,421,582
Bank of Beijing Co. Ltd., A Shares	1,398,000	1,155,164
Bank of China Ltd., H Shares	47,065,189	26,283,013
Bank of Communications Co. Ltd., H Shares	8,266,987	7,229,985
Bank of Jiangsu Co. Ltd.	255,600	357,806
Bank of Shanghai Co. Ltd., A Shares	614,000	878,032
Baoshan Iron & Steel Co. Ltd., A Shares	1,043,000	981,135
Beijing Enterprises Holdings Ltd.	99,000	401,747
BOC Hong Kong (Holdings) Ltd.	278,500	1,155,458
BOE Technology Group Co. Ltd., A Shares	679,600	359,420
BYD Co. Ltd., H Shares	110,865	5,266,282
BYD Electronic International Co. Ltd.	39,000	161,885
CGN Power Co. Ltd., H Shares(b)	3,825,470	1,217,839
China Cinda Asset Management Co. Ltd., H Shares	2,293,000	292,535
China CITIC Bank Corp. Ltd., H Shares	7,635,000	6,039,424
China Coal Energy Co. Ltd., H Shares(c)	1,105,858	1,142,716
China Communications Services Corp. Ltd., H Shares	248,000	129,174
China Construction Bank Corp., H Shares	42,220,000	34,684,715
China Energy Engineering Corp. Ltd., H Shares	8,462,821	1,077,897
China Everbright Bank Co. Ltd., H Shares	7,814,236	3,393,501
China Everbright Environment Group Ltd.	2,053,885	949,127
China Hongqiao Group Ltd.(c)	1,843,642	3,309,748
China International Marine Containers Group Co. Ltd., H Shares	342,300	215,057
China Life Insurance Co. Ltd., H Shares	1,934,000	3,534,981
China Mengniu Dairy Co. Ltd.	1,042,785	2,597,516
China Merchants Bank Co. Ltd., H Shares	2,312,000	12,612,601
China Minsheng Banking Corp. Ltd., H Shares	12,667,611	5,945,088
China National Building Material Co. Ltd., H Shares	984,000	477,193
China Overseas Land & Investment Ltd.(c)	2,027,302	3,597,156
China Pacific Insurance (Group) Co. Ltd., H Shares	1,679,400	4,569,785
China Petroleum & Chemical Corp., H Shares	26,102,000	13,325,871
China Power International Development Ltd.(c)	2,144,994	842,627
China Railway Group Ltd., H Shares	7,781,840	3,348,650
China Resources Beer (Holdings) Co. Ltd.	180,101	633,165
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

62

Invesco RAFI Emerging Markets ETF (PXH)—(continued)
April 30, 2025
(Unaudited)
	Shares	Value
China-(continued)
China Resources Gas Group Ltd.(c)	367,043	$1,025,418
China Resources Land Ltd.(c)	1,078,960	3,630,698
China Resources Pharmaceutical Group Ltd.(b)	292,500	184,652
China Resources Power Holdings Co. Ltd.(c)	968,019	2,335,538
China Shenhua Energy Co. Ltd., H Shares	1,382,008	5,194,395
China State Construction Engineering Corp. Ltd., A Shares	4,501,522	3,415,644
China State Construction International Holdings Ltd.	112,000	165,110
China Taiping Insurance Holdings Co. Ltd.	222,000	307,454
China Tower Corp. Ltd., H Shares(b)	1,253,787	1,816,293
China United Network Communications Ltd., A Shares	1,570,700	1,150,831
China Vanke Co. Ltd., H Shares(a)(c)	5,230,760	3,586,243
China Yangtze Power Co. Ltd., A Shares	209,300	849,911
China Yongda Automobiles Services Holdings Ltd.	583,000	185,886
China Zheshang Bank Co. Ltd., H Shares	1,229,000	415,567
Chongqing Rural Commercial Bank Co. Ltd., H Shares(c)	2,341,175	1,797,632
CITIC Ltd.	1,415,991	1,721,582
CITIC Securities Co. Ltd., H Shares	892,190	2,205,331
CMOC Group Ltd., H Shares	366,000	287,371
Contemporary Amperex Technology Co. Ltd., A Shares	6,900	220,618
COSCO SHIPPING Holdings Co. Ltd., H Shares(c)	3,410,500	5,147,163
Country Garden Services Holdings Co. Ltd.	1,502,649	1,341,692
CRRC Corp. Ltd., H Shares	3,121,360	1,926,570
CSPC Pharmaceutical Group Ltd.	2,327,937	1,833,787
Daqo New Energy Corp., ADR(a)(c)	62,128	791,511
Dongfeng Motor Group Co. Ltd., H Shares	838,000	463,881
ENN Energy Holdings Ltd.	304,052	2,400,580
Fosun International Ltd.	218,500	113,283
GCL Technology Holdings Ltd.(a)(c)	6,579,288	668,765
Geely Automobile Holdings Ltd.	2,294,000	4,816,358
Gree Electric Appliances, Inc. of Zhuhai	70,800	444,256
Guangdong Investment Ltd.	1,265,164	1,023,911
Haier Smart Home Co. Ltd., H Shares	845,767	2,454,727
Hello Group, Inc., ADR	30,357	173,339
Huaneng Power International, Inc., H Shares	2,481,729	1,537,492
Huatai Securities Co. Ltd., H Shares(b)	740,044	1,096,874
Huaxia Bank Co. Ltd., A Shares	1,175,092	1,177,097
Industrial & Commercial Bank of China Ltd., H Shares	51,777,000	35,471,982
Industrial Bank Co. Ltd., A Shares	1,277,026	3,672,619
iQIYI, Inc., ADR(a)(c)	176,621	324,983
JD.com, Inc., ADR	547,047	17,844,673
Jiangxi Copper Co. Ltd., H Shares	1,493,663	2,510,088
JinkoSolar Holding Co. Ltd., ADR(c)	46,691	801,218
KE Holdings, Inc., ADR(c)	112,198	2,277,619
Kuaishou Technology(a)(b)	230,863	1,523,940
Kunlun Energy Co. Ltd.	1,046,335	997,457
Kweichow Moutai Co. Ltd., A Shares	6,500	1,384,828
Lenovo Group Ltd.	646,000	747,236
Li Auto, Inc., A Shares(a)(c)	28,800	350,959
	Shares	Value
China-(continued)
Li Ning Co. Ltd.	530,954	$1,001,144
Longfor Group Holdings Ltd.(b)	1,731,836	2,316,725
Lufax Holding Ltd., ADR(c)	428,909	1,243,836
Meituan, B Shares(a)(b)	490,100	8,115,742
Metallurgical Corp. of China Ltd., H Shares	6,389,266	1,208,243
Midea Group Co. Ltd., A Shares	65,500	664,078
NetEase, Inc.	209,895	4,512,500
New China Life Insurance Co. Ltd., H Shares	621,483	2,269,864
New Oriental Education & Technology Group, Inc.	89,754	439,773
NIO, Inc., ADR(a)(c)	100,698	407,827
PDD Holdings, Inc., ADR(a)	27,899	2,945,297
People’s Insurance Co. (Group) of China Ltd. (The), H Shares	5,184,648	3,068,716
PetroChina Co. Ltd., H Shares	13,214,891	10,099,178
PICC Property & Casualty Co. Ltd., H Shares	2,612,602	4,811,508
Ping An Bank Co. Ltd., A Shares	988,400	1,485,961
Ping An Insurance (Group) Co. of China Ltd., H Shares	5,093,000	30,485,331
Poly Developments and Holdings Group Co. Ltd., A Shares	890,200	1,025,335
Postal Savings Bank of China Co. Ltd., H Shares(b)	7,153,918	4,398,613
Power Construction Corp. of China Ltd., A Shares	901,700	586,266
Qifu Technology, Inc., ADR(c)	46,455	1,906,049
SAIC Motor Corp. Ltd., A Shares	425,656	953,172
Shaanxi Coal Industry Co. Ltd., A Shares	161,200	425,636
Shanghai Pharmaceuticals Holding Co. Ltd., H Shares(c)	624,308	853,856
Shanghai Pudong Development Bank Co. Ltd., A Shares	2,122,405	3,201,695
Shenzhou International Group Holdings Ltd.	152,167	1,054,899
Sino Biopharmaceutical Ltd.	2,110,401	1,059,966
Sinopharm Group Co. Ltd., H Shares	588,925	1,388,109
Sunac China Holdings Ltd.(a)(c)	1,996,000	383,027
Sunny Optical Technology Group Co. Ltd.	150,081	1,262,967
Tencent Holdings Ltd.	711,900	43,609,615
Tencent Music Entertainment Group, ADR(c)	79,182	1,062,622
Tianneng Power International Ltd.	198,000	164,844
Trip.com Group Ltd.	64,700	3,898,033
Vipshop Holdings Ltd., ADR	158,229	2,155,079
Weichai Power Co. Ltd., H Shares	1,034,429	2,018,303
Wuxi Biologics (Cayman), Inc.(a)(b)	492,135	1,429,537
Xiaomi Corp., B Shares(a)(b)	3,072,000	19,669,855
Xinyi Solar Holdings Ltd.(c)	1,291,935	429,697
Yankuang Energy Group Co. Ltd., H Shares(c)	1,594,293	1,665,310
Yum China Holdings, Inc.	69,579	3,013,467
Zhongsheng Group Holdings Ltd.	277,500	417,598
Zijin Mining Group Co. Ltd., H Shares	1,310,801	2,864,018
ZTE Corp., H Shares	112,400	331,858
ZTO Express (Cayman), Inc.(c)	20,950	390,216
		544,609,448
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

63

Invesco RAFI Emerging Markets ETF (PXH)—(continued)
April 30, 2025
(Unaudited)
	Shares	Value
Hong Kong-0.03%
Orient Overseas International Ltd.	31,000	$433,073
India-11.61%
Axis Bank Ltd.	323,550	4,538,472
Bajaj Auto Ltd.	2,678	254,429
Bajaj Finance Ltd.	12,923	1,318,619
Bajaj Finserv Ltd.	12,542	289,692
Bank of Baroda	339,006	1,003,139
Bharat Petroleum Corp. Ltd.	1,118,585	4,099,360
Bharti Airtel Ltd.	189,439	4,178,693
Canara Bank	419,673	483,785
Cipla Ltd.	15,484	284,143
Coal India Ltd.	542,701	2,472,699
Dr. Reddy’s Laboratories Ltd.	61,855	868,268
GAIL (India) Ltd.	872,800	1,951,179
Grasim Industries Ltd.	79,552	2,581,513
HCL Technologies Ltd.	137,327	2,547,130
HDFC Bank Ltd.	527,411	11,979,590
Hero MotoCorp Ltd.	22,754	1,030,934
Hindalco Industries Ltd.	548,647	4,055,028
Hindustan Petroleum Corp. Ltd.	611,468	2,736,564
Hindustan Unilever Ltd.	71,251	1,978,138
ICICI Bank Ltd.	247,072	4,153,103
Indian Oil Corp. Ltd.	2,053,713	3,348,318
IndusInd Bank Ltd.	33,822	335,907
Infosys Ltd.	386,617	6,834,590
ITC Hotels Ltd.(a)	40,207	92,532
ITC Ltd.	537,634	2,706,986
Jindal Steel & Power Ltd.	62,962	668,934
Jio Financial Services Ltd.(a)	268,162	828,222
JSW Steel Ltd.	172,530	2,107,834
Kotak Mahindra Bank Ltd.	26,167	683,896
Larsen & Toubro Ltd.	83,897	3,320,863
Mahindra & Mahindra Ltd.	114,045	3,951,341
Maruti Suzuki India Ltd.	12,019	1,742,198
NTPC Ltd.	1,073,470	4,497,296
Oil & Natural Gas Corp. Ltd.	1,786,525	5,169,458
Petronet LNG Ltd.	259,631	963,910
Power Finance Corp. Ltd.	437,195	2,114,874
Power Grid Corp. of India Ltd.	825,986	2,999,932
Punjab National Bank	421,528	499,810
REC Ltd.	271,209	1,353,772
Reliance Industries Ltd.	836,444	13,888,587
Sammaan Capital Ltd.	308,750	441,053
Shriram Finance Ltd.	240,843	1,745,319
State Bank of India	427,893	3,996,352
Steel Authority of India Ltd.	850,780	1,148,673
Sun Pharmaceutical Industries Ltd.	66,619	1,444,870
Tata Consultancy Services Ltd.	106,852	4,361,689
Tata Motors Ltd.	367,186	2,798,215
Tata Power Co. Ltd. (The)	140,275	637,410
Tata Steel Ltd.	3,201,553	5,328,922
Tech Mahindra Ltd.	105,876	1,883,169
UltraTech Cement Ltd.	8,525	1,174,767
Union Bank of India Ltd.	324,149	482,720
UPL Ltd.	198,448	1,573,832
Vedanta Ltd.	931,850	4,627,131
Wipro Ltd.	348,102	994,211
		143,552,071
	Shares	Value
Indonesia-1.06%
PT Alamtri Resources (Indonesia) Tbk	2,237,200	$256,272
PT Astra International Tbk	4,820,692	1,393,305
PT Bank Central Asia Tbk	4,961,952	2,638,223
PT Bank Mandiri (Persero) Tbk	7,533,655	2,224,745
PT Bank Negara Indonesia (Persero) Tbk	4,154,060	1,046,820
PT Bank Rakyat Indonesia (Persero) Tbk	12,455,607	2,884,841
PT GoTo Gojek Tokopedia Tbk(a)	121,316,343	618,958
PT Telkom Indonesia (Persero) Tbk	11,736,146	1,849,836
PT United Tractors Tbk	104,000	142,128
		13,055,128
Malaysia-0.73%
CIMB Group Holdings Bhd.	1,527,200	2,522,789
Genting Bhd.	219,100	162,658
Malayan Banking Bhd.	899,000	2,083,260
Petronas Chemicals Group Bhd.	152,700	130,295
Public Bank Bhd.	1,572,700	1,630,345
Sime Darby Bhd.	276,300	133,157
Tenaga Nasional Bhd.	542,900	1,746,043
Top Glove Corp. Bhd.(a)	3,257,200	663,952
		9,072,499
Mexico-2.54%
Alfa S.A.B. de C.V., Class A(c)	347,900	254,682
America Movil S.A.B. de C.V., Class B	7,659,558	6,620,676
Arca Continental S.A.B. de C.V.	62,786	661,923
Banco del Bajio S.A.(b)	105,000	251,893
CEMEX S.A.B. de C.V., Series CPO(d)	5,598,855	3,460,850
Coca-Cola FEMSA S.A.B. de C.V., Series CPO	102,371	965,974
Controladora Alpek SAB de CV(a)(c)	317,400	48,968
Fibra Uno Administracion S.A. de C.V.	747,240	965,400
Fomento Economico Mexicano S.A.B. de C.V., Series CPO(e)	430,914	4,542,923
Grupo Bimbo S.A.B. de C.V., Series A(c)	212,616	647,678
Grupo Comercial Chedraui S.A. de C.V.	24,100	156,148
Grupo Financiero Banorte S.A.B. de C.V., Class O	632,852	5,448,185
Grupo Mexico S.A.B. de C.V., Class B	639,407	3,328,510
Grupo Televisa S.A.B., Series CPO(c)(f)	1,672,296	609,972
Orbia Advance Corp. S.A.B. de C.V.	181,400	121,489
Wal-Mart de Mexico S.A.B. de C.V., Series V	1,027,607	3,262,619
		31,347,890
Romania-0.08%
NEPI Rockcastle N.V.(a)	132,685	1,017,466
Russia-0.00%
Aeroflot PJSC(a)(g)	1,684,800	0
Alrosa PJSC(g)	1,976,600	0
Gazprom PJSC(a)(g)	9,643,940	0
GMK Norilskiy Nickel PAO(a)(g)	2,015,200	0
Inter RAO UES PJSC(g)	29,081,146	0
Lukoil PJSC(g)	261,775	0
Magnit PJSC(g)	55,179	0
Mobile TeleSystems PJSC(g)	921,186	0
Moscow Exchange MICEX-RTS PJSC(g)	550,555	0
Novatek PJSC(g)	130,598	0
Novolipetsk Steel PJSC(g)	795,328	0
Rosneft Oil Co. PJSC(g)	1,054,960	0
Sberbank of Russia PJSC(g)	7,562,894	0
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

64

Invesco RAFI Emerging Markets ETF (PXH)—(continued)
April 30, 2025
(Unaudited)
	Shares	Value
Russia-(continued)
Severstal PAO(g)	147,196	$0
Sistema AFK PAO(a)(g)	3,408,447	0
Surgutneftegas PAO(g)	3,493,738	0
Surgutneftegas PAO, Preference Shares(g)	3,804,484	0
Tatneft PJSC(g)	753,855	0
Tatneft PJSC, Preference Shares(g)	74,068	0
VTB Bank PJSC(a)(g)	712,692	0
		0
Saudi Arabia-2.48%
Al Rajhi Bank	178,443	4,635,648
Alinma Bank	113,455	878,752
Arab National Bank	124,666	715,086
Banque Saudi Fransi	177,937	871,607
Etihad Etisalat Co.	49,424	827,981
Riyad Bank	189,345	1,554,404
SABIC Agri-Nutrients Co.	41,472	1,092,495
Sahara International Petrochemical Co.	92,562	469,208
Saudi Arabian Mining Co.(a)	118,912	1,620,835
Saudi Arabian Oil Co.(b)	752,502	5,087,732
Saudi Awwal Bank	111,215	1,040,698
Saudi Basic Industries Corp.	135,785	2,207,985
Saudi Electricity Co.	31,371	125,278
Saudi National Bank (The)	481,084	4,583,841
Saudi Telecom Co.	352,216	4,471,713
Yanbu National Petrochemical Co., Class A	61,864	527,447
		30,710,710
South Africa-3.89%
Absa Group Ltd.(c)	251,888	2,324,030
Anglo American Platinum Ltd.(c)	33,790	1,156,794
Aspen Pharmacare Holdings Ltd.	28,511	187,167
Bid Corp. Ltd.(c)	71,537	1,797,245
Bidvest Group Ltd. (The)	95,355	1,208,527
Capitec Bank Holdings Ltd.	8,124	1,507,460
Discovery Ltd.	88,202	979,456
Exxaro Resources Ltd.	30,994	253,675
FirstRand Ltd.	1,254,229	4,909,415
Foschini Group Ltd. (The)	110,470	769,460
Gold Fields Ltd.	147,918	3,316,755
Growthpoint Properties Ltd.	1,625,382	1,145,515
Impala Platinum Holdings Ltd.(a)	492,459	2,927,929
MTN Group Ltd.	549,550	3,636,119
Naspers Ltd.	20,741	5,452,221
Nedbank Group Ltd.	121,023	1,652,534
Northam Platinum Holdings Ltd.(c)	112,861	757,339
Old Mutual Ltd.	516,368	314,985
Remgro Ltd.	72,940	628,344
Sanlam Ltd.(c)	393,114	1,789,386
Sappi Ltd.	55,671	104,359
Sasol Ltd.(a)(c)	436,534	1,507,411
Shoprite Holdings Ltd.	104,992	1,614,992
Sibanye Stillwater Ltd.(a)(c)	3,060,352	3,495,519
Standard Bank Group Ltd.	280,374	3,500,415
Thungela Resources Ltd.	24,037	119,547
Vodacom Group Ltd.	39,843	294,729
Woolworths Holdings Ltd.(c)	218,175	676,318
		48,027,646
	Shares	Value
Taiwan-16.90%
Acer, Inc.	1,190,000	$1,300,343
ASE Technology Holding Co. Ltd.	1,231,000	5,245,537
Asia Cement Corp.	200,000	281,709
Asustek Computer, Inc.	273,600	5,003,298
AUO Corp.(a)	3,866,244	1,487,536
Catcher Technology Co. Ltd.	193,000	1,313,793
Cathay Financial Holding Co. Ltd.	1,510,919	2,783,885
Chailease Holding Co. Ltd.	366,943	1,320,296
Cheng Shin Rubber Industry Co. Ltd.	393,000	606,995
Chicony Electronics Co. Ltd.	125,000	602,295
China Airlines Ltd.	882,000	581,027
China Steel Corp.	2,682,632	1,734,840
Chunghwa Telecom Co. Ltd.	756,039	3,056,593
Compal Electronics, Inc.	3,522,000	3,034,811
CTBC Financial Holding Co. Ltd.	3,680,000	4,534,643
Delta Electronics, Inc.	359,000	3,761,676
E.Sun Financial Holding Co. Ltd.	1,461,005	1,295,878
Eva Airways Corp.	827,000	993,334
Evergreen Marine Corp. Taiwan Ltd.	1,220,000	7,904,357
Far Eastern New Century Corp.	342,000	351,934
Far EasTone Telecommunications Co. Ltd.	368,000	986,814
First Financial Holding Co. Ltd.	1,193,673	950,531
Formosa Chemicals & Fibre Corp.	539,000	421,204
Formosa Petrochemical Corp.	247,000	270,402
Formosa Plastics Corp.	1,290,280	1,374,708
Fubon Financial Holding Co. Ltd.	1,217,870	3,227,881
Globalwafers Co. Ltd.	34,457	332,547
Hon Hai Precision Industry Co. Ltd.	3,494,930	15,570,953
Hua Nan Financial Holdings Co. Ltd.	353,000	298,891
Innolux Corp.	5,292,444	2,266,538
Inventec Corp.	1,146,000	1,463,844
KGI Financial Holding Co. Ltd.	3,162,000	1,640,053
Largan Precision Co. Ltd.	23,000	1,639,709
Lite-On Technology Corp.	546,313	1,652,174
MediaTek, Inc.	308,600	13,113,371
Mega Financial Holding Co. Ltd.	1,529,985	1,811,932
Micro-Star International Co. Ltd.	221,000	966,560
Nan Ya Plastics Corp.	860,940	825,046
Nanya Technology Corp.(a)	345,000	389,521
Novatek Microelectronics Corp.	144,000	2,341,908
Pegatron Corp.	709,260	1,802,069
Pou Chen Corp.	376,000	387,193
Powerchip Semiconductor Manufacturing Corp.(a)	761,000	336,429
Powertech Technology, Inc.	297,000	1,009,212
Qisda Corp.	439,000	367,747
Quanta Computer, Inc.	609,000	4,575,229
Radiant Opto-Electronics Corp.	135,000	627,111
Realtek Semiconductor Corp.	106,000	1,742,542
Shanghai Commercial & Savings Bank Ltd. (The)	248,000	365,718
Shin Kong Financial Holding Co. Ltd.(a)	1,002,000	369,753
Simplo Technology Co. Ltd.	53,000	580,130
Sino-American Silicon Products, Inc.	122,000	422,931
SinoPac Financial Holdings Co. Ltd.	1,515,224	1,012,507
Synnex Technology International Corp.	130,000	288,410
Taishin Financial Holding Co. Ltd.	822,000	429,553
Taiwan Cooperative Financial Holding Co. Ltd.	286,000	218,438
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

65

Invesco RAFI Emerging Markets ETF (PXH)—(continued)
April 30, 2025
(Unaudited)
	Shares	Value
Taiwan-(continued)
Taiwan Mobile Co. Ltd.	339,000	$1,203,623
Taiwan Semiconductor Manufacturing Co. Ltd.	2,308,000	65,396,151
TCC Group Holdings Co. Ltd.	1,502,136	1,395,947
Tripod Technology Corp.	92,000	531,184
Unimicron Technology Corp.	249,000	734,566
Uni-President Enterprises Corp.	704,941	1,694,088
United Microelectronics Corp.	3,914,000	5,492,327
Walsin Lihwa Corp.	1,117,000	723,599
Wan Hai Lines Ltd.	770,000	2,001,364
Winbond Electronics Corp.(a)	1,327,000	657,794
Wistron Corp.	1,126,875	3,615,870
Wiwynn Corp.	9,000	541,632
WPG Holdings Ltd.	645,000	1,366,487
WT Microelectronics Co. Ltd.	218,000	798,550
Yageo Corp.	125,540	1,800,016
Yang Ming Marine Transport Corp.	2,271,000	4,851,943
Yuanta Financial Holding Co. Ltd.	1,825,825	1,788,871
Zhen Ding Technology Holding Ltd.	325,000	995,609
		208,863,960
Thailand-3.08%
Advanced Info Service PCL, NVDR	244,916	2,160,325
Bangchak Corp. PCL, NVDR	570,651	610,173
Bangkok Bank PCL, NVDR	491,238	2,057,457
Bangkok Dusit Medical Services PCL, NVDR	1,425,441	1,022,235
Banpu PCL, NVDR	10,226,414	1,314,358
Charoen Pokphand Foods PCL, NVDR	2,668,987	2,114,057
CP ALL PCL, NVDR	1,505,838	2,318,649
Indorama Ventures PCL, NVDR	1,224,327	695,596
Kasikornbank PCL, NVDR	1,078,300	5,149,409
Krung Thai Bank PCL, NVDR	3,365,224	2,196,003
PTT Exploration & Production PCL, NVDR	529,962	1,577,209
PTT Global Chemical PCL, NVDR	2,198,490	1,137,988
PTT PCL, NVDR	8,087,908	7,500,571
SCB X PCL, NVDR	955,391	3,404,327
Siam Cement PCL (The), NVDR	404,151	1,931,163
Thai Oil PCL, NVDR	1,014,485	811,543
TMBThanachart Bank PCL, NVDR	16,486,331	903,101
True Corp. PCL, NVDR(a)	3,276,024	1,186,035
		38,090,199
Turkey-1.23%
Akbank T.A.S.	1,525,357	1,940,065
	Shares	Value
Turkey-(continued)
BIM Birlesik Magazalar A.S.	113,625	$1,336,110
Eregli Demir ve Celik Fabrikalari T.A.S.	3,012,587	1,770,657
Haci Omer Sabanci Holding A.S.	721,164	1,380,640
KOC Holding A.S.	544,944	1,963,824
Turk Hava Yollari AO(a)	263,807	1,959,210
Turkcell Iletisim Hizmetleri A.S.	468,324	1,099,478
Turkiye Is Bankasi A.S., Class C	4,052,403	1,092,084
Turkiye Petrol Rafinerileri A.S.	403,889	1,313,966
Turkiye Sise ve Cam Fabrikalari A.S.	359,951	321,892
Yapi Ve Kredi Bankasi A.S.(a)	1,804,884	1,074,405
		15,252,331
United Kingdom-0.30%
AngloGold Ashanti PLC(c)	88,509	3,731,540
United States-0.44%
JBS S.A.	699,222	5,444,184
Total Common Stocks & Other Equity Interests (Cost $1,087,105,244)		1,228,624,513
Money Market Funds-0.90%
Invesco Government & Agency Portfolio, Institutional Class, 4.26%(h)(i) (Cost $11,058,085)	11,058,085	11,058,085
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-100.29% (Cost $1,098,163,329)		1,239,682,598
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-2.52%
Invesco Private Government Fund, 4.32%(h)(i)(j)	8,664,643	8,664,643
Invesco Private Prime Fund, 4.46%(h)(i)(j)	22,519,556	22,524,060
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $31,189,168)		31,188,703
TOTAL INVESTMENTS IN SECURITIES-102.81% (Cost $1,129,352,497)		1,270,871,301
OTHER ASSETS LESS LIABILITIES-(2.81)%		(34,743,660)
NET ASSETS-100.00%		$1,236,127,641

Investment Abbreviations:
ADR-American Depositary Receipt
CPO-Certificates of Ordinary Participation
NVDR-Non-Voting Depositary Receipt

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

66

Invesco RAFI Emerging Markets ETF (PXH)—(continued)
April 30, 2025
(Unaudited)
Notes to Schedule of Investments:
(a)	Non-income producing security.
(b)
Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at
April 30, 2025 was $48,038,232, which represented 3.89% of the Fund’s Net Assets.

(c)	All or a portion of this security was out on loan at April 30, 2025.
(d)	Each CPO for Cemex S.A.B. de C.V. represents two Series A shares and one Series B share.
(e)	Each CPO for Fomento Economico Mexicano, S.A.B. de C.V. represents one Series B share and four Series D shares.
(f)	Each CPO for Grupo Televisa S.A.B. represents twenty-five Series A shares, twenty-two Series B shares, thirty-five Series D shares and thirty-five Series L shares.
(g)	Security valued using significant unobservable inputs (Level 3). See Note 4.
(h)
Affiliated holding. Affiliated holdings are investments in entities which are under common ownership or control of Invesco Ltd. or are investments in entities in which the Fund owns 5% or more of the outstanding voting securities. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the six months ended April 30, 2025.

	Value October 31, 2024	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain (Loss)	Value April 30, 2025	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$9,010,769	$82,462,758	$(80,415,442)	$-	$-	$11,058,085	$216,080
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	15,286,308	36,781,941	(43,403,606)	-	-	8,664,643	187,159 *
Invesco Private Prime Fund	39,859,532	84,541,748	(101,874,910)	2,306	(4,616)	22,524,060	498,591 *
Total	$64,156,609	$203,786,447	$(225,693,958)	$2,306	$(4,616)	$42,246,788	$901,830

*
Represents the income earned on the investment of cash collateral, which is included in securities lending income on the Statements of Operations. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(i)	The rate shown is the 7-day SEC standardized yield as of April 30, 2025.
(j)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned. See Note 2K.

Open Futures Contracts
Long Futures Contracts	Number of Contracts	Expiration Month	Notional Value	Value	Unrealized Appreciation
Equity Risk
MSCI Emerging Markets Index	95	June-2025	$5,272,500	$95,708	$95,708
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

67

Invesco S&P Global Water Index ETF (CGW)
April 30, 2025
(Unaudited)
Schedule of Investments

	Shares	Value
Common Stocks & Other Equity Interests-99.67%
Austria-0.97%
Wienerberger AG	257,650	$9,077,731
Brazil-7.40%
Cia de Saneamento Basico do Estado de Sao Paulo SABESP	2,751,500	55,351,739
Cia de Saneamento de Minas Gerais COPASA MG	1,602,500	6,068,746
Cia de Saneamento do Parana, Series CPO	1,431,900	7,772,333
		69,192,818
China-1.26%
Beijing Capital Eco-environment Protection Group Co. Ltd., A Shares	2,330,900	1,014,523
Beijing Enterprises Water Group Ltd.(a)	19,256,277	6,082,810
Beijing Originwater Technology Co. Ltd., A Shares	1,829,500	1,117,237
Chengdu Xingrong Environment Co. Ltd., A Shares	1,496,200	1,461,009
China Lesso Group Holdings Ltd.	1,406,562	748,920
Jingjin Equipment, Inc., A Shares	195,700	438,559
Zhongshan Public Utilities Group Co. Ltd., A Shares	791,200	930,218
		11,793,276
Finland-0.50%
Kemira OYJ	225,821	4,675,647
France-4.21%
Veolia Environnement S.A.(a)	1,074,859	39,393,405
India-2.00%
Astral Ltd.	340,497	5,419,076
ElectroSteel Castings Ltd.	1,464,259	1,680,480
Jain Irrigation Systems Ltd.(b)	759,086	471,206
Jindal SAW Ltd.	419,562	1,234,514
Supreme Industries Ltd.	124,556	5,217,212
VA Tech Wabag Ltd.(b)	303,250	4,619,147
		18,641,635
Italy-0.68%
Interpump Group S.p.A.(a)	184,737	6,357,885
Japan-2.94%
Kurita Water Industries Ltd.	577,041	19,150,021
Nomura Micro Science Co. Ltd.(a)	149,153	2,451,399
Organo Corp.	122,126	5,859,974
		27,461,394
Mexico-0.12%
Orbia Advance Corp. S.A.B. de C.V.(a)	1,712,936	1,147,208
Netherlands-0.48%
Aalberts N.V.	134,479	4,480,970
Saudi Arabia-0.57%
Alkhorayef Water and Power Technologies Co.(b)	43,391	1,874,553
Power and Water Utility Co. for Jubail and Yanbu	293,940	3,430,600
		5,305,153
South Korea-0.83%
Coway Co. Ltd.	125,583	7,732,203
	Shares	Value
Switzerland-7.68%
Belimo Holding AG	18,285	$15,604,133
Geberit AG	53,317	37,095,589
Georg Fischer AG(a)	180,237	13,089,078
Sulzer AG	35,445	6,025,714
		71,814,514
Taiwan-0.17%
Kuo Toong International Co. Ltd.	935,000	1,617,260
Thailand-0.14%
Amata Corp. PCL, NVDR	2,937,049	1,305,920
United Kingdom-12.32%
Pennon Group PLC	2,805,631	18,824,122
Severn Trent PLC	1,307,407	48,741,432
United Utilities Group PLC	3,161,252	47,634,389
		115,199,943
United States-57.40%
Advanced Drainage Systems, Inc.	240,354	27,277,776
American States Water Co.(a)	220,657	17,897,489
American Water Works Co., Inc.	483,187	71,033,321
Badger Meter, Inc.(a)	108,937	24,055,468
California Water Service Group(a)	309,121	15,656,979
Consolidated Water Co. Ltd.(a)	109,868	2,553,332
Core & Main, Inc., Class A(a)(b)	544,615	28,690,318
Ecolab, Inc.	141,326	35,533,596
Energy Recovery, Inc.(a)(b)	227,863	3,520,483
Essential Utilities, Inc.	902,014	37,099,836
Franklin Electric Co., Inc.	139,590	11,859,566
Hawkins, Inc.(a)	30,921	3,765,559
Lindsay Corp.(a)	40,990	5,290,169
Middlesex Water Co.(a)	103,054	6,504,769
Montrose Environmental Group, Inc.(a)(b)	109,834	1,606,872
Mueller Water Products, Inc., Class A(a)	532,347	13,968,785
Otter Tail Corp.(a)	81,221	6,447,323
Pentair PLC	316,788	28,742,175
Select Water Solutions, Inc., Class A	640,976	5,461,116
SJW Group	169,314	9,606,876
TETRA Technologies, Inc.(a)(b)	631,571	1,799,977
Valmont Industries, Inc.(a)	38,834	11,386,906
Veralto Corp.	552,812	53,014,671
Watts Water Technologies, Inc., Class A(a)	101,770	21,142,718
Xylem, Inc.	607,495	73,245,672
Zurn Elkay Water Solutions Corp.(a)	570,939	19,389,089
		536,550,841
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-99.67% (Cost $762,089,874)		931,747,803
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-8.59%
Invesco Private Government Fund, 4.32%(c)(d)(e)	22,275,534	22,275,534
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

68

Invesco S&P Global Water Index ETF (CGW)—(continued)
April 30, 2025
(Unaudited)
	Shares	Value
Money Market Funds-(continued)
Invesco Private Prime Fund, 4.46%(c)(d)(e)	57,964,585	$57,976,178
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $80,252,435)		80,251,712
TOTAL INVESTMENTS IN SECURITIES-108.26% (Cost $842,342,309)		1,011,999,515
OTHER ASSETS LESS LIABILITIES-(8.26)%		(77,173,347)
NET ASSETS-100.00%		$934,826,168

Investment Abbreviations:
CPO-Certificates of Ordinary Participation
NVDR-Non-Voting Depositary Receipt

Notes to Schedule of Investments:
(a)	All or a portion of this security was out on loan at April 30, 2025.
(b)	Non-income producing security.
(c)
Affiliated holding. Affiliated holdings are investments in entities which are under common ownership or control of Invesco Ltd. or are investments in entities in which the Fund owns 5% or more of the outstanding voting securities. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the six months ended April 30, 2025.

	Value October 31, 2024	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Value April 30, 2025	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$62,938	$19,387,820	$(19,450,758)	$-	$-	$-	$8,326
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	5,966,431	111,347,360	(95,038,257)	-	-	22,275,534	357,500 *
Invesco Private Prime Fund	15,554,204	235,104,294	(192,678,307)	(184)	(3,829)	57,976,178	956,519 *
Total	$21,583,573	$365,839,474	$(307,167,322)	$(184)	$(3,829)	$80,251,712	$1,322,345

*
Represents the income earned on the investment of cash collateral, which is included in securities lending income on the Statements of Operations. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(d)	The rate shown is the 7-day SEC standardized yield as of April 30, 2025.
(e)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned. See Note 2K.
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

69

Invesco S&P International Developed Quality ETF (IDHQ)
April 30, 2025
(Unaudited)
Schedule of Investments

	Shares	Value
Common Stocks & Other Equity Interests-99.53%
Australia-5.55%
AGL Energy Ltd.	36,163	$246,182
Ampol Ltd.(a)	15,082	228,758
BHP Group Ltd.	299,615	7,133,117
Brambles Ltd.	86,882	1,140,526
Cochlear Ltd.	3,697	646,750
Computershare Ltd.	39,524	1,031,690
Fortescue Ltd.	117,541	1,212,600
James Hardie Industries PLC, CDI(a)(b)	26,586	623,350
JB Hi-Fi Ltd.	8,068	534,064
Pro Medicus Ltd.	2,882	422,127
QBE Insurance Group Ltd.	94,027	1,298,026
REA Group Ltd.	3,496	554,837
Rio Tinto PLC	65,294	3,899,590
Wesfarmers Ltd.	73,673	3,686,708
		22,658,325
Austria-0.18%
ANDRITZ AG	5,197	374,741
Verbund AG	4,612	355,657
		730,398
Belgium-0.06%
Lotus Bakeries N.V.	24	231,556
Canada-3.61%
Brookfield Asset Management Ltd., Class A	20,270	1,079,462
Canadian National Railway Co.	36,143	3,493,413
Canadian Natural Resources Ltd.(a)	130,613	3,740,716
CGI, Inc., Class A	10,226	1,082,196
Imperial Oil Ltd.	9,113	613,493
Open Text Corp.	14,558	393,328
Suncor Energy, Inc.	68,267	2,406,371
Thomson Reuters Corp.	10,478	1,945,936
		14,754,915
China-0.12%
Budweiser Brewing Co. APAC Ltd.(a)(c)	204,943	216,574
Chow Tai Fook Jewellery Group Ltd.(a)	214,455	286,719
		503,293
Denmark-3.20%
A.P. Moller - Maersk A/S, Class B(a)	264	456,208
Genmab A/S(b)	3,939	838,217
Novo Nordisk A/S, Class B	175,312	11,763,680
		13,058,105
Finland-1.39%
Elisa OYJ(a)	10,460	559,941
Fortum OYJ(a)	28,240	475,118
Kone OYJ, Class B	36,669	2,278,797
Sampo OYJ	175,390	1,763,213
Wartsila OYJ Abp	32,260	598,098
		5,675,167
France-6.47%
Dassault Systemes SE	34,047	1,280,343
Hermes International S.C.A.	2,077	5,731,789
L’Oreal S.A.	12,299	5,453,215
	Shares	Value
France-(continued)
LVMH Moet Hennessy Louis Vuitton SE	12,245	$6,806,217
TotalEnergies SE	125,315	7,161,913
		26,433,477
Germany-7.78%
Allianz SE	21,490	8,918,365
Deutsche Boerse AG	10,102	3,264,996
Dr. Ing. h.c. F. Porsche AG, Preference Shares(c)	4,601	232,096
Hannover Rueck SE	3,813	1,228,186
Henkel AG & Co. KGaA, Preference Shares	8,497	662,203
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen, Class R	8,357	5,740,980
Siemens AG	39,568	9,142,350
Siemens Energy AG, Class A(b)	33,127	2,565,667
		31,754,843
Hong Kong-1.16%
Cathay Pacific Airways Ltd.	155,300	178,471
Hong Kong Exchanges & Clearing Ltd.	87,259	3,812,762
Techtronic Industries Co. Ltd.	73,703	741,832
		4,733,065
Israel-0.54%
Check Point Software Technologies Ltd.(b)	7,712	1,693,247
First International Bank of Israel Ltd. (The)	3,864	212,228
Plus500 Ltd.	7,611	312,694
		2,218,169
Italy-1.51%
Ferrari N.V.	8,294	3,809,905
FinecoBank Banca Fineco S.p.A.(a)	44,348	890,500
Moncler S.p.A.	12,277	760,356
Ryanair Holdings PLC, ADR(a)	14,948	715,411
		6,176,172
Japan-11.85%
ASICS Corp.	50,442	1,086,787
Azbil Corp.	25,061	216,322
Bandai Namco Holdings, Inc.	40,498	1,410,763
BayCurrent, Inc.	10,849	585,977
Capcom Co. Ltd.	17,879	518,840
Chugai Pharmaceutical Co. Ltd.	44,057	2,544,154
Daiichi Sankyo Co. Ltd.	123,378	3,163,610
Daito Trust Construction Co. Ltd.	3,631	405,228
Disco Corp.	6,739	1,306,967
GOLDWIN, Inc.	3,346	192,291
Hitachi Ltd.	247,168	6,123,446
Hoya Corp.	20,690	2,440,316
IHI Corp.	8,763	688,061
Japan Exchange Group, Inc.	64,180	715,754
Kawasaki Kisen Kaisha Ltd.(a)	36,740	505,065
Kobe Bussan Co. Ltd.	10,519	322,228
Konami Group Corp.	5,940	850,349
Lasertec Corp.	6,755	629,512
Makita Corp.	16,860	494,230
McDonald’s Holdings Co. (Japan) Ltd.(a)	5,042	213,701
MonotaRO Co. Ltd.(a)	17,496	337,300
Murata Manufacturing Co. Ltd.	106,466	1,520,390
Nomura Research Institute Ltd.	24,209	918,918
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

70

Invesco S&P International Developed Quality ETF (IDHQ)—(continued)
April 30, 2025
(Unaudited)
	Shares	Value
Japan-(continued)
OBIC Business Consultants Co. Ltd.	4,076	$196,407
Olympus Corp.	68,455	899,104
Ono Pharmaceutical Co. Ltd.	26,572	306,598
Otsuka Corp.	13,379	297,441
Persol Holdings Co. Ltd.	125,351	227,586
Rakus Co. Ltd.	15,408	234,680
Recruit Holdings Co. Ltd.	96,010	5,333,104
Sankyo Co. Ltd.	17,115	261,121
Sanrio Co. Ltd.	14,557	581,424
Santen Pharmaceutical Co. Ltd.	22,113	224,503
SCREEN Holdings Co. Ltd.	5,258	350,475
Socionext, Inc.(a)	11,688	126,011
Sompo Holdings, Inc.	51,456	1,690,290
Square Enix Holdings Co. Ltd.	4,871	282,327
Tokio Marine Holdings, Inc.	103,202	4,146,441
Tokyo Electron Ltd.	29,113	4,345,212
Toyo Suisan Kaisha Ltd.	5,742	372,081
Trend Micro, Inc.	9,778	703,250
USS Co. Ltd.	30,441	304,151
ZOZO, Inc.	31,803	323,745
		48,396,160
Macau-0.05%
Sands China Ltd.(b)	125,754	225,245
Netherlands-7.04%
Adyen N.V.(b)(c)	2,180	3,539,851
ASML Holding N.V.	27,391	18,399,820
EXOR N.V.	9,910	938,872
Koninklijke KPN N.V.	217,363	1,014,623
Universal Music Group N.V.(a)	56,450	1,665,654
Wolters Kluwer N.V.	17,911	3,173,237
		28,732,057
Norway-0.91%
Aker Solutions ASA, Class A	69,769	189,971
Equinor ASA	45,977	1,044,076
Gjensidige Forsikring ASA	13,302	312,255
Kongsberg Gruppen ASA	6,504	1,051,232
SalMar ASA	5,085	252,086
Telenor ASA	37,027	557,939
Var Energi ASA	61,821	170,539
Wallenius Wilhelmsen ASA	21,383	155,473
		3,733,571
Portugal-0.10%
Galp Energia SGPS S.A.	25,869	402,189
Singapore-0.24%
Hafnia Ltd.(a)	36,107	166,975
Singapore Exchange Ltd.	72,733	800,371
		967,346
South Korea-2.55%
Coupang, Inc.(b)	80,352	1,877,826
DB Insurance Co. Ltd.	3,111	200,427
Hanjin Kal Corp.	3,491	194,395
Hankook Tire & Technology Co. Ltd.	7,154	207,794
Hanmi Semiconductor Co. Ltd.	3,440	184,100
HD Hyundai Electric Co. Ltd.	1,475	320,997
HD Hyundai Marine Solution Co. Ltd.	2,043	220,658
Hyundai Marine & Fire Insurance Co. Ltd.(b)	10,391	162,588
Hyundai Rotem Co. Ltd.	5,867	462,431
	Shares	Value
South Korea-(continued)
Kia Corp.	15,259	$969,760
LIG Nex1 Co. Ltd.	1,485	335,490
Pearl Abyss Corp.(b)	7,656	190,734
Posco DX Co. Ltd.	12,980	223,880
Samyang Foods Co. Ltd.	412	281,207
SK Biopharmaceuticals Co. Ltd.(b)	2,820	211,465
SK hynix, Inc.	32,008	3,993,737
SK Square Co. Ltd.(b)	5,804	358,831
		10,396,320
Spain-2.31%
Aena SME S.A.(a)(c)	4,189	1,055,967
Amadeus IT Group S.A.	34,060	2,690,195
Endesa S.A.	17,489	527,048
Industria de Diseno Textil S.A.(a)	95,370	5,146,176
		9,419,386
Sweden-5.10%
AAK AB(a)	11,306	296,305
Addtech AB, Class B	13,613	458,953
Alfa Laval AB(a)	17,081	709,962
Atlas Copco AB, Class A	168,348	2,611,373
Axfood AB(a)	9,055	253,686
Essity AB, Class B	45,429	1,316,570
Evolution AB(a)(c)	14,623	1,015,166
H & M Hennes & Mauritz AB, Class B(a)	30,146	437,766
Industrivarden AB, Class C(a)	10,381	365,325
Investor AB, Class B(a)	142,747	4,238,408
Spotify Technology S.A.(b)	9,283	5,699,576
SSAB AB, Class B(a)	42,176	262,721
Tele2 AB, Class B	30,779	455,084
Trelleborg AB, Class B	11,123	384,359
Volvo AB, Class B(a)	84,856	2,311,612
		20,816,866
Switzerland-15.06%
ABB Ltd.	114,357	6,065,736
Chocoladefabriken Lindt & Spruengli AG, PC(a)	51	746,530
EMS-Chemie Holding AG	510	377,671
Geberit AG	2,709	1,884,801
Givaudan S.A.	505	2,446,975
Kuehne + Nagel International AG, Class R(a)	4,026	931,238
Nestle S.A.	195,355	20,884,168
Partners Group Holding AG	2,162	2,845,218
Roche Holding AG	48,896	16,058,376
Schindler Holding AG, PC	2,628	965,389
Sonova Holding AG, Class A	3,125	964,877
Straumann Holding AG	6,267	767,526
Zurich Insurance Group AG	9,173	6,534,644
		61,473,149
United Kingdom-14.93%
3i Group PLC	66,970	3,805,146
Admiral Group PLC	23,151	1,009,160
AstraZeneca PLC	87,101	12,506,767
Auto Trader Group PLC(c)	88,514	996,681
BAE Systems PLC	185,522	4,310,571
Centrica PLC	269,437	578,172
Compass Group PLC	116,116	3,923,644
Diageo PLC	135,131	3,803,074
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

71

Invesco S&P International Developed Quality ETF (IDHQ)—(continued)
April 30, 2025
(Unaudited)
	Shares	Value
United Kingdom-(continued)
Imperial Brands PLC	55,495	$2,282,254
Intermediate Capital Group PLC	15,406	388,394
Intertek Group PLC	10,315	634,921
Marks & Spencer Group PLC	113,386	590,542
Next PLC	8,054	1,331,712
Reckitt Benckiser Group PLC	43,390	2,806,979
RELX PLC	142,613	7,800,647
Sage Group PLC (The)	67,827	1,127,011
Smiths Group PLC	21,275	531,358
Unilever PLC	183,115	11,685,159
Wise PLC, Class A(b)	65,386	859,559
		60,971,751
United States-7.82%
Experian PLC	50,911	2,538,577
Holcim AG(b)	27,021	3,032,770
Monday.com Ltd.(b)	2,242	629,980
Novartis AG	195,945	22,446,868
Oracle Corp.	1,987	239,449
Swiss Re AG	16,793	3,027,622
		31,915,266
Total Common Stocks & Other Equity Interests (Cost $368,273,567)		406,376,791
Money Market Funds-0.06%
Invesco Government & Agency Portfolio, Institutional Class, 4.26%(d)(e) (Cost $235,597)	235,597	235,597
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-99.59% (Cost $368,509,164)		406,612,388
	Shares	Value
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-4.91%
Invesco Private Government Fund, 4.32%(d)(e)(f)	5,559,515	$5,559,515
Invesco Private Prime Fund, 4.46%(d)(e)(f)	14,470,808	14,473,702
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $20,033,879)		20,033,217
TOTAL INVESTMENTS IN SECURITIES-104.50% (Cost $388,543,043)		426,645,605
OTHER ASSETS LESS LIABILITIES-(4.50)%		(18,368,796)
NET ASSETS-100.00%		$408,276,809

Investment Abbreviations:
ADR-American Depositary Receipt
CDI-CREST Depository Interest
PC-Participation Certificate

Notes to Schedule of Investments:
(a)	All or a portion of this security was out on loan at April 30, 2025.
(b)	Non-income producing security.
(c)
Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at
April 30, 2025 was $7,056,335, which represented 1.73% of the Fund’s Net Assets.

(d)
Affiliated holding. Affiliated holdings are investments in entities which are under common ownership or control of Invesco Ltd. or are investments in entities in which the Fund owns 5% or more of the outstanding voting securities. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the six months ended April 30, 2025.

	Value October 31, 2024	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Value April 30, 2025	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$-	$7,635,750	$(7,400,153)	$-	$-	$235,597	$5,261
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

72

Invesco S&P International Developed Quality ETF (IDHQ)—(continued)
April 30, 2025
(Unaudited)
	Value October 31, 2024	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Value April 30, 2025	Dividend Income
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	$4,100,171	$16,499,683	$(15,040,339)	$-	$-	$5,559,515	$94,912 *
Invesco Private Prime Fund	10,693,032	42,831,824	(39,050,238)	(347)	(569)	14,473,702	253,465 *
Total	$14,793,203	$66,967,257	$(61,490,730)	$(347)	$(569)	$20,268,814	$353,638

*
Represents the income earned on the investment of cash collateral, which is included in securities lending income on the Statements of Operations. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(e)	The rate shown is the 7-day SEC standardized yield as of April 30, 2025.
(f)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned. See Note 2K.
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

73

Statements of Assets and Liabilities
April 30, 2025
(Unaudited)

	Invesco China Technology ETF (CQQQ)	Invesco Dorsey Wright Developed Markets Momentum ETF (PIZ)	Invesco Dorsey Wright Emerging Markets Momentum ETF (PIE)	Invesco Global Clean Energy ETF (PBD)
Assets:
Unaffiliated investments in securities, at value(a)	$948,960,228	$264,159,492	$84,592,648	$64,546,358
Affiliated investments in securities, at value	108,348,089	9,426,666	3,083,103	17,038,034
Unrealized appreciation on futures contracts	-	-	-	-
Cash	-	-	-	-
Foreign currencies, at value	114,766	262,459	2,062	216,172
Cash collateral-futures contracts	-	-	-	-
Cash collateral-failed in-kind securities	-	2,853,185	-	-
Receivable for:
Dividends	413,599	750,042	159,910	158,551
Securities lending	40,357	4,252	3,281	71,247
Investments sold	-	630	-	51,221
Investments sold - affiliated broker	-	-	-	-
Fund shares sold	-	2,691,186	-	22,450
Expenses absorbed	-	-	-	-
Foreign tax reclaims	-	376,709	-	51,564
Other assets	-	-	-	-
Total assets	1,057,877,039	280,524,621	87,841,004	82,155,597
Liabilities:
Due to custodian	-	101,786	-	216,989
Due to foreign custodian	-	-	-	-
Payable for:
Investments purchased	93	2,800,303	-	-
Investments purchased - affiliated broker	-	-	-	-
Collateral upon return of securities loaned	108,117,343	9,426,747	3,017,654	17,039,032
Collateral upon receipt of securities in-kind	-	2,853,185	-	-
Fund shares repurchased	-	107	1,262	51,221
Accrued unitary management fees	517,656	135,462	61,591	39,216
Accrued advisory fees	-	-	-	-
Accrued trustees’ and officer’s fees	-	-	-	-
Accrued expenses	-	-	-	-
Accrued tax expenses	-	-	-	-
Other payables	-	-	-	-
Total liabilities	108,635,092	15,317,590	3,080,507	17,346,458
Net Assets	$949,241,947	$265,207,031	$84,760,497	$64,809,139
Net assets consist of:
Shares of beneficial interest	$1,771,531,588	$378,836,659	$230,165,503	$373,893,628
Distributable earnings (loss)	(822,289,641)	(113,629,628)	(145,405,006)	(309,084,489)
Net Assets	$949,241,947	$265,207,031	$84,760,497	$64,809,139
Shares outstanding (unlimited amount authorized, $0.01 par value)	22,600,000	6,400,000	4,600,000	5,925,000
Net asset value	$42.00	$41.44	$18.43	$10.94
Market price	$41.88	$41.52	$18.30	$10.91
Unaffiliated investments in securities, at cost	$851,719,523	$216,700,061	$76,345,067	$96,856,434
Affiliated investments in securities, at cost	$108,350,846	$9,426,747	$3,083,155	$17,039,032
Foreign currencies (due to foreign custodian), at cost	$114,764	$262,035	$1,992	$212,342
(a)Includes securities on loan with an aggregate value of:	$103,339,773	$8,114,386	$2,863,146	$15,931,515
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

74

Invesco Global Water ETF (PIO)	Invesco International BuyBack AchieversTM ETF (IPKW)	Invesco MSCI Global Climate 500 ETF (KLMT)	Invesco MSCI Global Timber ETF (CUT)	Invesco MSCI Green Building ETF (GBLD)	Invesco RAFI Developed Markets ex-U.S. ETF (PXF)	Invesco RAFI Developed Markets ex-U.S. Small-Mid ETF (PDN)

$253,225,169	$160,726,384	$1,171,415,692	$45,823,648	$4,935,914	$1,897,109,404	$323,117,463
39,582,347	6,561,146	33,129,282	9,453,714	997,707	152,610,820	57,696,312
-	-	-	-	-	-	-
-	-	138,252	-	-	9,088	-
28,851	78,560	-	-	296	322,724	368,459
-	-	-	-	-	-	-
-	-	-	-	-	-	-

1,223,658	980,794	1,799,528	110,882	27,787	9,043,020	2,416,061
60,822	3,661	10,603	4,998	145	70,701	37,007
-	5,660,342	21	1,147,761	3,591	9,274	216,582
-	1,610,819	-	129,891	-	-	-
-	-	-	-	-	-	-
-	-	-	11,960	-	-	-
188,828	135,214	227,810	30,556	1,190	3,384,583	416,793
-	-	-	3,347	-	-	-
294,309,675	175,756,920	1,206,721,188	56,716,757	5,966,630	2,062,559,614	384,268,677

-	318,838	-	-	9,664	-	1,173,729
-	-	69,431	3,611	-	-	-

-	5,850,344	124	1,260,422	-	643	105
-	1,046,635	-	-	-	-	-
39,337,241	6,561,146	32,945,042	9,439,846	997,732	152,610,104	57,700,097
-	-	-	-	-	-	-
-	-	-	-	3,591	-	176,116
148,541	76,085	92,185	-	1,946	633,399	144,085
-	-	-	18,714	-	-	-
-	-	-	13,438	-	-	-
-	-	-	37,889	-	-	-
-	-	-	467	-	-	-
-	-	-	-	-	-	211
39,485,782	13,853,048	33,106,782	10,774,387	1,012,933	153,244,146	59,194,343
$254,823,893	$161,903,872	$1,173,614,406	$45,942,370	$4,953,697	$1,909,315,468	$325,074,334

$271,992,928	$214,420,748	$1,104,590,352	$68,350,483	$7,445,052	$1,669,450,058	$383,498,816
(17,169,035)	(52,516,876)	69,024,054	(22,408,113)	(2,491,355)	239,865,410	(58,424,482)
$254,823,893	$161,903,872	$1,173,614,406	$45,942,370	$4,953,697	$1,909,315,468	$325,074,334
6,100,000	3,600,000	45,450,001	1,550,000	300,001	35,450,000	9,200,000
$41.77	$44.97	$25.82	$29.64	$16.51	$53.86	$35.33
$41.74	$44.91	$25.84	$29.57	$16.47	$53.58	$35.17
$204,063,344	$156,882,431	$1,141,182,183	$47,938,897	$6,272,975	$1,529,670,803	$309,549,113
$39,582,620	$6,561,146	$33,129,806	$9,454,224	$997,732	$152,618,226	$57,700,097
$28,415	$75,881	$(69,860)	$(3,637)	$289	$319,665	$371,458
$35,450,586	$6,246,456	$31,970,104	$9,025,743	$966,202	$143,630,616	$52,733,588

75

Statements of Assets and Liabilities—(continued)
April 30, 2025
(Unaudited)

	Invesco RAFI Emerging Markets ETF (PXH)	Invesco S&P Global Water Index ETF (CGW)	Invesco S&P International Developed Quality ETF (IDHQ)
Assets:
Unaffiliated investments in securities, at value(a)	$1,228,624,513	$931,747,803	$406,376,791
Affiliated investments in securities, at value	42,246,788	80,251,712	20,268,814
Other investments:
Unrealized appreciation on futures contracts	95,708	-	-
Cash	-	-	18,361
Foreign currencies, at value	3,959,250	683,957	-
Deposits with brokers:
Cash collateral-futures contracts	1,000,000	-	-
Cash collateral-failed in-kind securities	-	-	5,867,505
Receivable for:
Dividends	20,805,021	2,576,410	778,067
Securities lending	29,934	15,935	8,567
Investments sold	498	-	820
Investments sold - affiliated broker	-	-	-
Fund shares sold	-	-	5,565,299
Expenses absorbed	-	-	-
Foreign tax reclaims	-	1,293,144	1,158,091
Other assets	-	2,344	-
Total assets	1,296,761,712	1,016,571,305	440,042,315
Liabilities:
Due to custodian	2,956,494	769,051	-
Due to foreign custodian	-	-	8,283
Payable for:
Investments purchased	3,086,366	-	5,766,259
Investments purchased - affiliated broker	-	-	-
Collateral upon return of securities loaned	31,189,168	80,252,435	20,033,879
Collateral upon receipt of securities in-kind	-	-	5,867,505
Fund shares repurchased	-	-	173
Accrued unitary management fees	461,716	-	89,407
Accrued advisory fees	-	361,155	-
Accrued trustees’ and officer’s fees	-	24,589	-
Accrued expenses	-	337,907	-
Accrued tax expenses	7,109,324	-	-
Other payables	15,831,003	-	-
Total liabilities	60,634,071	81,745,137	31,765,506
Net Assets	$1,236,127,641	$934,826,168	$408,276,809
Net assets consist of:
Shares of beneficial interest	$1,391,270,051	$758,987,052	$389,385,349
Distributable earnings (loss)	(155,142,410)	175,839,116	18,891,460
Net Assets	$1,236,127,641	$934,826,168	$408,276,809
Shares outstanding (unlimited amount authorized, $0.01 par value)	57,950,000	15,880,000	13,100,000
Net asset value	$21.33	$58.87	$31.17
Market price	$21.33	$58.76	$31.04
Unaffiliated investments in securities, at cost	$1,087,105,244	$762,089,874	$368,273,567
Affiliated investments in securities, at cost	$42,247,253	$80,252,435	$20,269,476
Foreign currencies (due to foreign custodian), at cost	$3,948,870	$671,476	$(8,284)
(a)Includes securities on loan with an aggregate value of:	$29,283,643	$76,720,681	$18,985,011
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

76

77

Statements of Operations
For the six months ended April 30, 2025
(Unaudited)

	Invesco China Technology ETF (CQQQ)	Invesco Dorsey Wright Developed Markets Momentum ETF (PIZ)	Invesco Dorsey Wright Emerging Markets Momentum ETF (PIE)	Invesco Global Clean Energy ETF (PBD)	Invesco Global Water ETF (PIO)
Investment income:
Unaffiliated dividend income	$1,302,646	$2,857,332	$627,891	$855,607	$2,707,386
Affiliated dividend income	41,508	3,014	493	212	2,319
Securities lending income, net	267,009	23,693	39,074	406,059	144,981
Foreign withholding tax	(29,106)	(316,050)	(56,417)	(133,055)	(183,756)
Total investment income	1,582,057	2,567,989	611,041	1,128,823	2,670,930
Expenses:
Unitary management fees	2,656,162	727,499	467,571	292,033	963,236
Advisory fees	-	-	-	-	-
Sub-licensing fees	-	-	-	-	-
Accounting & administration fees	-	-	-	-	-
Professional fees	-	-	-	-	-
Custodian & transfer agent fees	-	-	-	-	-
Trustees’ and officer’s fees	-	-	-	-	-
Tax expenses	-	-	-	-	-
Other expenses	-	-	-	-	-
Total expenses	2,656,162	727,499	467,571	292,033	963,236
Less: Waivers	(862)	(66)	(11)	(5)	(46)
Net expenses	2,655,300	727,433	467,560	292,028	963,190
Net investment income (loss)	(1,073,243)	1,840,556	143,481	836,795	1,707,740
Realized and unrealized gain (loss) from:
Net realized gain (loss) from:
Unaffiliated investment securities	(54,619,982)	(2,644,093)	(9,145,977)	(18,054,527)	(1,721,268)
Affiliated investment securities	(4,012)	(801)	(111)	(1,144)	(2,050)
In-kind redemptions	4,295,185	772,021	719,945	631,410	7,540,547
Foreign currencies	(210,883)	12,722	(77,121)	(7,556)	(125,992)
Net realized gain (loss)	(50,539,692)	(1,860,151)	(8,503,264)	(17,431,817)	5,691,237
Change in net unrealized appreciation (depreciation) of:
Unaffiliated investment securities	16,706,315	25,073,595	(1,503,370)	3,811,786	654,349
Affiliated investment securities	(1,082)	263	(52)	(96)	216
Foreign currencies	(91)	37,906	6,517	10,158	36,473
Futures contracts	-	-	-	-	-
Change in net unrealized appreciation (depreciation)	16,705,142	25,111,764	(1,496,905)	3,821,848	691,038
Net realized and unrealized gain (loss)	(33,834,550)	23,251,613	(10,000,169)	(13,609,969)	6,382,275
Net increase (decrease) in net assets resulting from operations	$(34,907,793)	$25,092,169	$(9,856,688)	$(12,773,174)	$8,090,015

(a)	Net of foreign taxes of $265,218.
(b)	Net of foreign taxes of $1,158,821.
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

78

Invesco International BuyBack AchieversTM ETF (IPKW)	Invesco MSCI Global Climate 500 ETF (KLMT)	Invesco MSCI Global Timber ETF (CUT)	Invesco MSCI Green Building ETF (GBLD)	Invesco RAFI Developed Markets ex-U.S. ETF (PXF)	Invesco RAFI Developed Markets ex-U.S. Small-Mid ETF (PDN)	Invesco RAFI Emerging Markets ETF (PXH)	Invesco S&P Global Water Index ETF (CGW)

$3,034,552	$13,154,002	$824,517	$141,889	$34,943,840	$6,802,465	$23,507,262	$10,515,911
1,347	20,839	1,481	151	17,003	2,080	216,080	8,326
10,784	40,332	18,708	1,351	375,128	263,761	119,456	67,207
(252,215)	(694,912)	(41,889)	(9,910)	(3,522,518)	(751,799)	(1,792,090)	(331,338)
2,794,468	12,520,261	802,817	133,481	31,813,453	6,316,507	22,050,708	10,260,106

318,076	728,246	-	13,000	3,890,474	942,453	2,950,741	-
-	-	125,813	-	-	-	-	2,263,145
-	-	49,247	-	-	-	-	189,128
-	-	7,708	-	-	-	-	37,544
-	-	21,109	-	-	-	-	22,993
-	-	14,032	-	-	-	-	93,150
-	-	5,513	-	-	-	-	9,011
-	-	(403)	-	-	-	-	-
-	-	26,828	-	-	-	-	33,726
318,076	728,246	249,847	13,000	3,890,474	942,453	2,950,741	2,648,697
(30)	(442)	(62,642)	(3)	(367)	(44)	(4,618)	(171)
318,046	727,804	187,205	12,997	3,890,107	942,409	2,946,123	2,648,526
2,476,422	11,792,457	615,612	120,484	27,923,346	5,374,098	19,104,585	7,611,580

(312,162)	(7,260,893)	(234,847)	(192,308)	12,446,324	(405,059)	29,546,509 (a)	(4,612,142)
(491)	(959)	(537)	(62)	(9,729)	(3,495)	(4,616)	(3,829)
2,754,989	45,152,072	353,305	88,638	33,901,979	13,933,006	-	14,376,120
19,714	(101,734)	(5,520)	(1,652)	(101,229)	(87,633)	(378,853)	(75,552)
2,462,050	37,788,486	112,401	(105,384)	46,237,345	13,436,819	29,163,040	9,684,597

1,836,731	(20,732,785)	(6,740,771)	(159,244)	110,890,471	15,419,789	(28,873,042)(b)	18,536,503
173	(524)	(411)	(17)	(1,383)	(1,486)	2,306	(184)
53,140	101,286	10,521	2,218	721,338	190,558	200,764	76,905
-	-	-	-	-	-	95,708	-
1,890,044	(20,632,023)	(6,730,661)	(157,043)	111,610,426	15,608,861	(28,574,264)	18,613,224
4,352,094	17,156,463	(6,618,260)	(262,427)	157,847,771	29,045,680	588,776	28,297,821
$6,828,516	$28,948,920	$(6,002,648)	$(141,943)	$185,771,117	$34,419,778	$19,693,361	$35,909,401

79

Statements of Operations—(continued)
For the six months ended April 30, 2025
(Unaudited)

Invesco S&P International Developed Quality ETF (IDHQ)
Investment income:
Unaffiliated dividend income	$6,429,734
Affiliated dividend income	5,261
Securities lending income, net	26,211
Foreign withholding tax	(761,796)
Total investment income	5,699,410
Expenses:
Unitary management fees	526,997
Less: Waivers	(114)
Net expenses	526,883
Net investment income	5,172,527
Realized and unrealized gain (loss) from:
Net realized gain (loss) from:
Unaffiliated investment securities	(3,322,690)
Affiliated investment securities	(569)
In-kind redemptions	11,458,580
Foreign currencies	10,451
Net realized gain	8,145,772
Change in net unrealized appreciation (depreciation) of:
Unaffiliated investment securities	6,869,059
Affiliated investment securities	(347)
Foreign currencies	78,583
Change in net unrealized appreciation	6,947,295
Net realized and unrealized gain	15,093,067
Net increase in net assets resulting from operations	$20,265,594
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

80

81

Statements of Changes in Net Assets
For the six months ended April 30, 2025 and the year ended October 31, 2024
(Unaudited)

	Invesco China Technology ETF (CQQQ)		Invesco Dorsey Wright Developed Markets Momentum ETF (PIZ)
	Six Months Ended April 30, 2025	Year Ended October 31, 2024	Six Months Ended April 30, 2025	Year Ended October 31, 2024
Operations:
Net investment income (loss)	$(1,073,243)	$516,568	$1,840,556	$1,251,119
Net realized gain (loss)	(50,539,692)	(84,897,189)	(1,860,151)	14,108,036
Change in net unrealized appreciation (depreciation)	16,705,142	211,879,751	25,111,764	23,130,399
Net increase (decrease) in net assets resulting from operations	(34,907,793)	127,499,130	25,092,169	38,489,554
Distributions to Shareholders from:
Distributable earnings	(1,873,992)	(3,679,038)	(2,097,514)	(1,704,332)
Shareholder Transactions:
Proceeds from shares sold	391,757,377	122,467,092	109,807,476	20,522,514
Value of shares repurchased	(173,079,133)	(164,313,312)	(3,805,942)	(29,630,154)
Transaction fees	-	320,572	-	-
Net increase (decrease) in net assets resulting from share transactions	218,678,244	(41,525,648)	106,001,534	(9,107,640)
Net increase (decrease) in net assets	181,896,459	82,294,444	128,996,189	27,677,582
Net assets:
Beginning of period	767,345,488	685,051,044	136,210,842	108,533,260
End of period	$949,241,947	$767,345,488	$265,207,031	$136,210,842
Changes in Shares Outstanding:
Shares sold	8,250,000	3,650,000	2,800,000	650,000
Shares repurchased	(4,200,000)	(4,850,000)	(100,000)	(900,000)
Shares outstanding, beginning of period	18,550,000	19,750,000	3,700,000	3,950,000
Shares outstanding, end of period	22,600,000	18,550,000	6,400,000	3,700,000
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

82

Invesco Dorsey Wright Emerging Markets Momentum ETF (PIE)		Invesco Global Clean Energy ETF (PBD)		Invesco Global Water ETF (PIO)		Invesco International BuyBack AchieversTM ETF (IPKW)
Six Months Ended April 30, 2025	Year Ended October 31, 2024	Six Months Ended April 30, 2025	Year Ended October 31, 2024	Six Months Ended April 30, 2025	Year Ended October 31, 2024	Six Months Ended April 30, 2025	Year Ended October 31, 2024

$143,481	$2,820,709	$836,795	$1,808,201	$1,707,740	$1,920,509	$2,476,422	$2,625,218
(8,503,264)	9,554,544	(17,431,817)	(43,891,520)	5,691,237	24,733,643	2,462,050	9,090,185
(1,496,905)	7,574,088	3,821,848	42,501,238	691,038	37,851,894	1,890,044	7,719,988
(9,856,688)	19,949,341	(12,773,174)	417,919	8,090,015	64,506,046	6,828,516	19,435,391

(260,601)	(2,940,169)	(902,505)	(3,175,547)	(663,002)	(2,322,822)	(3,003,456)	(2,656,429)

3,019,328	13,756,187	1,814,184	-	-	22,788,517	104,480,784	46,733,396
(31,410,884)	(25,579,831)	(20,602,775)	(31,679,902)	(22,284,624)	(49,897,507)	(37,501,683)	(50,763,195)
-	53,720	-	17,554	-	2,314	-	3,144
(28,391,556)	(11,769,924)	(18,788,591)	(31,662,348)	(22,284,624)	(27,106,676)	66,979,101	(4,026,655)
(38,508,845)	5,239,248	(32,464,270)	(34,419,976)	(14,857,611)	35,076,548	70,804,161	12,752,307

123,269,342	118,030,094	97,273,409	131,693,385	269,681,504	234,604,956	91,099,711	78,347,404
$84,760,497	$123,269,342	$64,809,139	$97,273,409	$254,823,893	$269,681,504	$161,903,872	$91,099,711

150,000	700,000	150,000	-	-	550,000	2,300,000	1,200,000
(1,700,000)	(1,300,000)	(1,800,000)	(2,250,000)	(550,000)	(1,250,000)	(900,000)	(1,350,000)
6,150,000	6,750,000	7,575,000	9,825,000	6,650,000	7,350,000	2,200,000	2,350,000
4,600,000	6,150,000	5,925,000	7,575,000	6,100,000	6,650,000	3,600,000	2,200,000

83

Statements of Changes in Net Assets—(continued)
For the six months ended April 30, 2025 and the year ended October 31, 2024
(Unaudited)

	Invesco MSCI Global Climate 500 ETF (KLMT)		Invesco MSCI Global Timber ETF (CUT)
	Six Months Ended April 30, 2025	Period Ended October 31, 2024(a)	Six Months Ended April 30, 2025	Year Ended October 31, 2024
Operations:
Net investment income	$11,792,457	$9,455,580	$615,612	$1,398,269
Net realized gain (loss)	37,788,486	920,089	112,401	2,771,775
Change in net unrealized appreciation (depreciation)	(20,632,023)	50,911,413	(6,730,661)	6,017,410
Net increase (decrease) in net assets resulting from operations	28,948,920	61,287,082	(6,002,648)	10,187,454
Distributions to Shareholders from:
Distributable earnings	(14,550,812)	(5,411,634)	(1,546,928)	(1,329,995)
Shareholder Transactions:
Proceeds from shares sold	30,454,360	1,630,232,338	-	5,107,181
Value of shares repurchased	(550,856,290)	(6,489,558)	(1,578,636)	(11,032,906)
Transaction fees	-	-	-	1,604
Net increase (decrease) in net assets resulting from share transactions	(520,401,930)	1,623,742,780	(1,578,636)	(5,924,121)
Net increase (decrease) in net assets	(506,003,822)	1,679,618,228	(9,128,212)	2,933,338
Net assets:
Beginning of period	1,679,618,228	-	55,070,582	52,137,244
End of period	$1,173,614,406	$1,679,618,228	$45,942,370	$55,070,582
Changes in Shares Outstanding:
Shares sold	1,150,000	65,200,001	-	150,000
Shares repurchased	(20,650,000)	(250,000)	(50,000)	(350,000)
Shares outstanding, beginning of period	64,950,001	-	1,600,000	1,800,000
Shares outstanding, end of period	45,450,001	64,950,001	1,550,000	1,600,000

(a)	For the period June 24, 2024 (commencement of investment operations) through October 31, 2024.
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

84

Invesco MSCI Green Building ETF (GBLD)		Invesco RAFI Developed Markets ex-U.S. ETF (PXF)		Invesco RAFI Developed Markets ex-U.S. Small-Mid ETF (PDN)		Invesco RAFI Emerging Markets ETF (PXH)
Six Months Ended April 30, 2025	Year Ended October 31, 2024	Six Months Ended April 30, 2025	Year Ended October 31, 2024	Six Months Ended April 30, 2025	Year Ended October 31, 2024	Six Months Ended April 30, 2025	Year Ended October 31, 2024

$120,484	$227,295	$27,923,346	$53,687,409	$5,374,098	$13,232,868	$19,104,585	$50,021,938
(105,384)	(281,783)	46,237,345	44,318,202	13,436,819	24,521,947	29,163,040	12,367,196
(157,043)	985,860	111,610,426	237,431,172	15,608,861	52,927,390	(28,574,264)	239,870,629
(141,943)	931,372	185,771,117	335,436,783	34,419,778	90,682,205	19,693,361	302,259,763

(187,981)	(383,598)	(27,468,836)	(58,436,863)	(7,278,051)	(14,880,598)	(18,664,536)	(53,025,417)

-	5,343,301	146,799,142	43,250,393	9,601	-	-	7,649,553
(3,347,649)	(3,197,144)	(92,995,667)	(101,528,282)	(102,817,961)	(150,555,499)	-	(116,508,977)
-	-	-	11,156	-	28,612	-	154,895
(3,347,649)	2,146,157	53,803,475	(58,266,733)	(102,808,360)	(150,526,887)	-	(108,704,529)
(3,677,573)	2,693,931	212,105,756	218,733,187	(75,666,633)	(74,725,280)	1,028,825	140,529,817

8,631,270	5,937,339	1,697,209,712	1,478,476,525	400,740,967	475,466,247	1,235,098,816	1,094,568,999
$4,953,697	$8,631,270	$1,909,315,468	$1,697,209,712	$325,074,334	$400,740,967	$1,236,127,641	$1,235,098,816

-	300,000	3,000,000	900,000	-	-	-	400,000
(200,000)	(200,000)	(1,750,000)	(2,050,000)	(3,000,000)	(4,650,000)	-	(5,850,000)
500,001	400,001	34,200,000	35,350,000	12,200,000	16,850,000	57,950,000	63,400,000
300,001	500,001	35,450,000	34,200,000	9,200,000	12,200,000	57,950,000	57,950,000

85

Statements of Changes in Net Assets—(continued)
For the six months ended April 30, 2025 and the year ended October 31, 2024
(Unaudited)

	Invesco S&P Global Water Index ETF (CGW)		Invesco S&P International Developed Quality ETF (IDHQ)
	Six Months Ended April 30, 2025	Year Ended October 31, 2024	Six Months Ended April 30, 2025	Year Ended October 31, 2024
Operations:
Net investment income	$7,611,580	$12,106,655	$5,172,527	$5,949,643
Net realized gain	9,684,597	130,252,307	8,145,772	250,713
Change in net unrealized appreciation	18,613,224	98,583,941	6,947,295	32,927,861
Net increase in net assets resulting from operations	35,909,401	240,942,903	20,265,594	39,128,217
Distributions to Shareholders from:
Distributable earnings	(20,113,638)	(14,833,390)	(5,000,521)	(6,125,425)
Shareholder Transactions:
Proceeds from shares sold	8,938,812	74,009,380	55,385,262	173,125,379
Value of shares repurchased	(49,716,844)	(180,403,329)	(44,627,681)	-
Transaction fees	-	9,911	-	7,072
Net increase (decrease) in net assets resulting from share transactions	(40,778,032)	(106,384,038)	10,757,581	173,132,451
Net increase (decrease) in net assets	(24,982,269)	119,725,475	26,022,654	206,135,243
Net assets:
Beginning of period	959,808,437	840,082,962	382,254,155	176,118,912
End of period	$934,826,168	$959,808,437	$408,276,809	$382,254,155
Changes in Shares Outstanding:
Shares sold	160,000	1,360,000	1,850,000	5,800,000
Shares repurchased	(880,000)	(3,280,000)	(1,550,000)	-
Shares outstanding, beginning of period	16,600,000	18,520,000	12,800,000	7,000,000
Shares outstanding, end of period	15,880,000	16,600,000	13,100,000	12,800,000
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

86

Financial Highlights
Invesco China Technology ETF (CQQQ)
	Six Months Ended April 30, 2025 (Unaudited)	Years Ended October 31,
		2024	2023	2022	2021	2020
Per Share Operating Performance:
Net asset value at beginning of period	$41.37	$34.69	$32.16	$68.90	$73.98	$47.88
Net investment income (loss)(a)	(0.06)	0.03	(0.09)	(0.07)	(0.15)	(0.06)
Net realized and unrealized gain (loss) on investments	0.80 (b)	6.83	2.62	(36.71)	(4.54)	26.17
Total from investment operations	0.74	6.86	2.53	(36.78)	(4.69)	26.11
Distributions to shareholders from:
Net investment income	(0.11)	(0.20)	(0.03)	-	(0.39)	(0.01)
Transaction fees(a)	-	0.02	0.03	0.04	-	-
Net asset value at end of period	$42.00	$41.37	$34.69	$32.16	$68.90	$73.98
Market price at end of period(c)	$41.88	$41.32	$34.67	$31.96	$68.25	$74.34
Net Asset Value Total Return(d)	1.80%	19.91%	7.95%	(53.32)%	(6.41)%	54.53%
Market Price Total Return(d)	1.63%	19.84%	8.56%	(53.17)%	(7.75)%	55.97%
Ratios/Supplemental Data:
Net assets at end of period (000’s omitted)	$949,242	$767,345	$685,051	$702,610	$1,519,338	$1,043,162
Ratio to average net assets of:
Expenses	0.65%(e)	0.66%	0.70%	0.70%	0.70%	0.70%
Net investment income (loss)	(0.26)%(e)	0.08%	(0.21)%	(0.14)%	(0.19)%	(0.09)%
Portfolio turnover rate(f)	27%	43%	58%	58%	54%	38%

(a)	Based on average shares outstanding.
(b)
Net realized and unrealized gain (loss) on investments per share may not correlate with the Fund’s net realized and unrealized gain (loss) due to timing of shareholder transactions in relation to the fluctuating market values of the Fund’s investments.

(c)	The mean between the last bid and ask prices.
(d)
Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption at net asset value on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all dividends and distributions at market price during the period, and sale at the market price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.

(e)	Annualized.
(f)	Portfolio turnover rate is not annualized for periods less than one year, if applicable, and does not include securities received or delivered from processing creations or redemptions.
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

87

Financial Highlights—(continued)
Invesco Dorsey Wright Developed Markets Momentum ETF (PIZ)
	Six Months Ended April 30, 2025 (Unaudited)	Years Ended October 31,
		2024	2023	2022	2021	2020
Per Share Operating Performance:
Net asset value at beginning of period	$36.81	$27.48	$26.03	$39.99	$29.82	$27.18
Net investment income(a)	0.38	0.33	0.54	0.40	0.22 (b)	0.13
Net realized and unrealized gain (loss) on investments	4.84	9.44	1.42	(13.59)	10.12	2.77
Total from investment operations	5.22	9.77	1.96	(13.19)	10.34	2.90
Distributions to shareholders from:
Net investment income	(0.59)	(0.44)	(0.51)	(0.77)	(0.17)	(0.26)
Net asset value at end of period	$41.44	$36.81	$27.48	$26.03	$39.99	$29.82
Market price at end of period(c)	$41.52	$36.89	$27.65	$26.00	$40.09	$29.77
Net Asset Value Total Return(d)	13.91%	35.67%	7.40%	(33.25)%	34.70%	10.82%
Market Price Total Return(d)	13.87%	35.14%	8.18%	(33.49)%	35.26%	10.96%
Ratios/Supplemental Data:
Net assets at end of period (000’s omitted)	$265,207	$136,211	$108,533	$101,514	$251,951	$155,043
Ratio to average net assets of:
Expenses	0.80%(e)	0.80%	0.80%	0.80%	0.80%	0.80%
Net investment income	2.02%(e)	0.96%	1.83%	1.22%	0.59%(b)	0.47%
Portfolio turnover rate(f)	60%	114%	144%	152%	161%	115%

(a)	Based on average shares outstanding.
(b)
Net investment income per share and the ratio of net investment income to average net assets includes income received from foreign withholding tax claims. Net investment income per share and the ratio of net investment income to average net assets excluding the foreign withholding tax claims are $0.16 and 0.44%, respectively.

(c)	The mean between the last bid and ask prices.
(d)
Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption at net asset value on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all dividends and distributions at market price during the period, and sale at the market price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.

(e)	Annualized.
(f)	Portfolio turnover rate is not annualized for periods less than one year, if applicable, and does not include securities received or delivered from processing creations or redemptions.
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

88

Financial Highlights—(continued)
Invesco Dorsey Wright Emerging Markets Momentum ETF (PIE)
	Six Months Ended April 30, 2025 (Unaudited)	Years Ended October 31,
		2024	2023	2022	2021	2020
Per Share Operating Performance:
Net asset value at beginning of period	$20.04	$17.49	$15.90	$24.99	$19.56	$18.59
Net investment income(a)	0.03	0.45	0.51	0.57 (b)	0.19	0.23
Net realized and unrealized gain (loss) on investments	(1.31)	2.56	1.56	(8.97)	5.52	1.07
Total from investment operations	(1.28)	3.01	2.07	(8.40)	5.71	1.30
Distributions to shareholders from:
Net investment income	(0.33)	(0.47)	(0.50)	(0.71)	(0.30)	(0.34)
Transaction fees(a)	-	0.01	0.02	0.02	0.02	0.01
Net asset value at end of period	$18.43	$20.04	$17.49	$15.90	$24.99	$19.56
Market price at end of period(c)	$18.30	$20.02	$17.46	$15.85	$24.81	$19.60
Net Asset Value Total Return(d)	(7.82)%	17.19%	12.98%	(34.05)%	29.35%	7.08%
Market Price Total Return(d)	(8.38)%	17.28%	13.16%	(33.79)%	28.17%	7.77%
Ratios/Supplemental Data:
Net assets at end of period (000’s omitted)	$84,760	$123,269	$118,030	$125,593	$214,944	$155,489
Ratio to average net assets of:
Expenses	0.90%(e)	0.90%	0.90%	0.90%	0.90%	0.90%
Net investment income	0.28%(e)	2.20%	2.76%	2.66%(b)	0.79%	1.25%
Portfolio turnover rate(f)	97%	175%	150%	169%	198%	155%

(a)	Based on average shares outstanding.
(b)
Net investment income per share and the ratio of net investment income to average net assets include a significant dividend received during the period. Net investment income per share and the ratio of net investment income to average net assets excluding the significant dividend are $0.48 and 2.24%, respectively.

(c)	The mean between the last bid and ask prices.
(d)
Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption at net asset value on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all dividends and distributions at market price during the period, and sale at the market price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.

(e)	Annualized.
(f)	Portfolio turnover rate is not annualized for periods less than one year, if applicable, and does not include securities received or delivered from processing creations or redemptions.
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

89

Financial Highlights—(continued)
Invesco Global Clean Energy ETF (PBD)
	Six Months Ended April 30, 2025 (Unaudited)	Years Ended October 31,
		2024	2023	2022	2021	2020
Per Share Operating Performance:
Net asset value at beginning of period	$12.84	$13.40	$18.97	$31.28	$22.89	$12.66
Net investment income(a)	0.12	0.21	0.29	0.25	0.16	0.19
Net realized and unrealized gain (loss) on investments	0.72 (b)	(0.41)	(5.30)	(12.25)	8.37	10.30
Total from investment operations	0.84	(0.20)	(5.01)	(12.00)	8.53	10.49
Distributions to shareholders from:
Net investment income	(2.74)	(0.36)	(0.56)	(0.31)	(0.14)	(0.26)
Transaction fees(a)	-	0.00 (c)	0.00 (c)	0.00 (c)	0.00 (c)	0.00 (c)
Net asset value at end of period	$10.94	$12.84	$13.40	$18.97	$31.28	$22.89
Market price at end of period(d)	$10.91	$12.82	$13.41	$18.89	$31.31	$22.92
Net Asset Value Total Return(e)	(13.77)%	(1.80)%	(27.24)%	(38.52)%	37.31%	84.06%
Market Price Total Return(e)	(13.87)%	(2.03)%	(26.86)%	(38.83)%	37.26%	85.77%
Ratios/Supplemental Data:
Net assets at end of period (000’s omitted)	$64,809	$97,273	$131,693	$216,728	$399,619	$124,178
Ratio to average net assets of:
Expenses	0.75%(f)	0.75%	0.75%	0.75%	0.75%	0.75%
Net investment income	2.15%(f)	1.49%	1.56%	1.09%	0.52%	1.20%
Portfolio turnover rate(g)	26%	52%	64%	67%	74%	56%

(a)	Based on average shares outstanding.
(b)
Net realized and unrealized gain (loss) on investments per share may not correlate with the Fund’s net realized and unrealized gain (loss) due to timing of shareholder transactions in relation to the fluctuating market values of the Fund’s investments.

(c)	Amount represents less than $0.005.
(d)	The mean between the last bid and ask prices.
(e)
Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption at net asset value on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all dividends and distributions at market price during the period, and sale at the market price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.

(f)	Annualized.
(g)	Portfolio turnover rate is not annualized for periods less than one year, if applicable, and does not include securities received or delivered from processing creations or redemptions.
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

90

Financial Highlights—(continued)
Invesco Global Water ETF (PIO)
	Six Months Ended April 30, 2025 (Unaudited)	Years Ended October 31,
		2024	2023	2022	2021	2020
Per Share Operating Performance:
Net asset value at beginning of period	$40.55	$31.92	$30.81	$41.68	$31.17	$28.94
Net investment income(a)	0.27	0.28	0.31	0.32	0.58 (b)	0.25
Net realized and unrealized gain (loss) on investments	5.19	8.69	1.12	(10.75)	10.35	2.27
Total from investment operations	5.46	8.97	1.43	(10.43)	10.93	2.52
Distributions to shareholders from:
Net investment income	(4.24)	(0.34)	(0.32)	(0.44)	(0.42)	(0.29)
Transaction fees(a)	-	0.00 (c)	0.00 (c)	0.00 (c)	0.00 (c)	0.00 (c)
Net asset value at end of period	$41.77	$40.55	$31.92	$30.81	$41.68	$31.17
Market price at end of period(d)	$41.74	$40.49	$31.94	$30.89	$41.72	$31.18
Net Asset Value Total Return(e)	3.28%	28.10%	4.57%	(25.14)%	35.17%	8.76%
Market Price Total Return(e)	3.35%	27.84%	4.37%	(25.02)%	35.26%	9.16%
Ratios/Supplemental Data:
Net assets at end of period (000’s omitted)	$254,824	$269,682	$234,605	$257,285	$323,028	$207,262
Ratio to average net assets of:
Expenses	0.75%(f)	0.75%	0.75%	0.75%	0.75%	0.75%
Net investment income	1.33%(f)	0.69%	0.89%	0.91%	1.52%(b)	0.86%
Portfolio turnover rate(g)	15%	48%	40%	35%	31%	30%

(a)	Based on average shares outstanding.
(b)
Net investment income per share and the ratio of net investment income to average net assets include a significant dividend received during the period. Net investment income per share and the ratio of net investment income to average net assets excluding the significant dividend are $0.35 and 0.92%, respectively.

(c)	Amount represents less than $0.005.
(d)	The mean between the last bid and ask prices.
(e)
Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption at net asset value on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all dividends and distributions at market price during the period, and sale at the market price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.

(f)	Annualized.
(g)	Portfolio turnover rate is not annualized for periods less than one year, if applicable, and does not include securities received or delivered from processing creations or redemptions.
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

91

Financial Highlights—(continued)
Invesco International BuyBack AchieversTM ETF (IPKW)
	Six Months Ended April 30, 2025 (Unaudited)	Years Ended October 31,
		2024	2023	2022	2021	2020
Per Share Operating Performance:
Net asset value at beginning of period	$41.41	$33.34	$30.49	$43.74	$31.35	$32.20
Net investment income(a)	0.91	1.23	0.98	1.12	2.55 (b)	0.57
Net realized and unrealized gain (loss) on investments	3.37	8.12	2.79	(10.90)	10.57	(0.82)
Total from investment operations	4.28	9.35	3.77	(9.78)	13.12	(0.25)
Distributions to shareholders from:
Net investment income	(0.72)	(1.28)	(0.92)	(3.47)	(0.73)	(0.61)
Transaction fees(a)	-	0.00 (c)	0.00 (c)	0.00 (c)	0.00 (c)	0.01
Net asset value at end of period	$44.97	$41.41	$33.34	$30.49	$43.74	$31.35
Market price at end of period(d)	$44.91	$41.55	$33.48	$30.48	$43.78	$31.42
Net Asset Value Total Return(e)	11.19%	28.26%	12.35%	(23.55)%	41.90%	(0.30)%
Market Price Total Return(e)	10.66%	28.16%	12.85%	(23.65)%	41.72%	0.37%
Ratios/Supplemental Data:
Net assets at end of period (000’s omitted)	$161,904	$91,100	$78,347	$80,785	$124,660	$92,470
Ratio to average net assets of:
Expenses	0.55%(f)	0.55%	0.55%	0.55%	0.55%	0.55%
Net investment income	4.28%(f)	3.13%	2.85%	3.08%	5.98%(b)	1.86%
Portfolio turnover rate(g)	42%	93%	97%	101%	113%	88%

(a)	Based on average shares outstanding.
(b)
Net investment income per share and the ratio of net investment income to average net assets include a significant dividend received during the period. Net investment income per share and the ratio of net investment income to average net assets excluding the significant dividend are $0.63 and 1.47%, respectively.

(c)	Amount represents less than $0.005.
(d)	The mean between the last bid and ask prices.
(e)
Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption at net asset value on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all dividends and distributions at market price during the period, and sale at the market price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.

(f)	Annualized.
(g)	Portfolio turnover rate is not annualized for periods less than one year, if applicable, and does not include securities received or delivered from processing creations or redemptions.
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

92

Financial Highlights—(continued)
Invesco MSCI Global Climate 500 ETF (KLMT)
	Six Months Ended April 30, 2025 (Unaudited)	For the Period June 24, 2024(a) Through October 31, 2024
Per Share Operating Performance:
Net asset value at beginning of period	$25.86	$25.00
Net investment income(b)	0.21	0.15
Net realized and unrealized gain on investments	0.32	0.79
Total from investment operations	0.53	0.94
Distributions to shareholders from:
Net investment income	(0.57)	(0.08)
Net asset value at end of period	$25.82	$25.86
Market price at end of period(c)	$25.84	$25.93
Net Asset Value Total Return(d)	0.84%	3.77%(e)
Market Price Total Return(d)	0.64%	4.05%(e)
Ratios/Supplemental Data:
Net assets at end of period (000’s omitted)	$1,173,614	$1,679,618
Ratio to average net assets of:
Expenses	0.10%(f)	0.10%(f)
Net investment income	1.62%(f)	1.64%(f)
Portfolio turnover rate(g)	10%	3%

(a)	Commencement of investment operations.
(b)	Based on average shares outstanding.
(c)	The mean between the last bid and ask prices.
(d)
Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption at net asset value on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all dividends and distributions at market price during the period, and sale at the market price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.

(e)
The net asset value total return from Fund Inception (June 6, 2024, the first day of trading on the exchange) to October 31, 2024 was 3.81%. The market price total return from Fund Inception to October 31, 2024 was 3.88%.

(f)	Annualized.
(g)	Portfolio turnover rate is not annualized for periods less than one year, if applicable, and does not include securities received or delivered from processing creations or redemptions.
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

93

Financial Highlights—(continued)
Invesco MSCI Global Timber ETF (CUT)
	Six Months Ended April 30, 2025 (Unaudited)	Years Ended October 31,
		2024	2023	2022	2021	2020
Per Share Operating Performance:
Net asset value at beginning of period	$34.42	$28.97	$29.59	$36.09	$27.82	$27.65
Net investment income(a)	0.39	0.85	0.75	0.68	0.55	0.53
Net realized and unrealized gain (loss) on investments	(4.97)	5.38	(0.59)	(6.60)	8.27	0.40
Total from investment operations	(4.58)	6.23	0.16	(5.92)	8.82	0.93
Distributions to shareholders from:
Net investment income	(0.20)	(0.78)	(0.78)	(0.58)	(0.55)	(0.77)
Transaction fees(a)	-	0.00 (b)	0.00 (b)	0.00 (b)	0.00 (b)	0.01
Net asset value at end of period	$29.64	$34.42	$28.97	$29.59	$36.09	$27.82
Market price at end of period(c)	$29.57	$34.46	$29.03	$29.53	$36.09	$27.81
Net Asset Value Total Return(d)	(11.26)%	21.75%	0.44%	(16.65)%	31.90%	3.29%
Market Price Total Return(d)	(11.57)%	21.64%	0.85%	(16.82)%	31.95%	3.60%
Ratios/Supplemental Data:
Net assets at end of period (000’s omitted)	$45,942	$55,071	$52,137	$60,656	$92,035	$75,101
Ratio to average net assets of:
Expenses, after Waivers	0.74%(e)	0.73%	0.67%	0.61%	0.60%	0.55%
Expenses, prior to Waivers	0.99%(e)	1.01%	0.82%	0.69%	0.68%	0.72%
Net investment income	2.45%(e)	2.58%	2.48%	1.99%	1.51%	2.00%
Portfolio turnover rate(f)	20%	32%	10%	15%	14%	10%

(a)	Based on average shares outstanding.
(b)	Amount represents less than $0.005.
(c)	The mean between the last bid and ask prices.
(d)
Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption at net asset value on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all dividends and distributions at market price during the period, and sale at the market price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.

(e)	Annualized.
(f)	Portfolio turnover rate is not annualized for periods less than one year, if applicable, and does not include securities received or delivered from processing creations or redemptions.
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

94

Financial Highlights—(continued)
Invesco MSCI Green Building ETF (GBLD)
	Six Months Ended April 30, 2025 (Unaudited)	Years Ended October 31,			For the Period April 20, 2021(a) Through October 31, 2021
		2024	2023	2022
Per Share Operating Performance:
Net asset value at beginning of period	$17.26	$14.84	$16.43	$23.82	$25.00
Net investment income(b)	0.29	0.61	0.70	0.69	0.44
Net realized and unrealized gain (loss) on investments	(0.77)	2.91	(1.59)	(7.21)	(1.21)
Total from investment operations	(0.48)	3.52	(0.89)	(6.52)	(0.77)
Distributions to shareholders from:
Net investment income	(0.27)	(1.10)	(0.70)	(0.76)	(0.41)
Return of capital	-	-	-	(0.11)	-
Total distributions	(0.27)	(1.10)	(0.70)	(0.87)	(0.41)
Net asset value at end of period	$16.51	$17.26	$14.84	$16.43	$23.82
Market price at end of period(c)	$16.47	$17.32	$14.93	$16.44	$23.89
Net Asset Value Total Return(d)	(1.50)%	23.99%	(5.79)%	(28.05)%	(3.13)%(e)
Market Price Total Return(d)	(2.08)%	23.68%	(5.28)%	(28.22)%	(2.84)%(e)
Ratios/Supplemental Data:
Net assets at end of period (000’s omitted)	$4,954	$8,631	$5,937	$4,928	$4,764
Ratio to average net assets of:
Expenses, after Waivers	0.39%(f)	0.38%	0.38%	0.39%	0.39%(f)
Expenses, prior to Waivers	0.39%(f)	0.39%	0.39%	0.39%	0.39%(f)
Net investment income	3.61%(f)	3.64%	4.14%	3.40%	3.34%(f)
Portfolio turnover rate(g)	17%	13%	23%	17%	25%

(a)	Commencement of investment operations.
(b)	Based on average shares outstanding.
(c)	The mean between the last bid and ask prices.
(d)
Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption at net asset value on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all dividends and distributions at market price during the period, and sale at the market price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.

(e)
The net asset value total return from Fund Inception (April 22, 2021, the first day of trading on the exchange) to October 31, 2021 was (2.74)%. The market price total return from Fund Inception to October 31, 2021 was (2.30)%.

(f)	Annualized.
(g)	Portfolio turnover rate is not annualized for periods less than one year, if applicable, and does not include securities received or delivered from processing creations or redemptions.
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

95

Financial Highlights—(continued)
Invesco RAFI Developed Markets ex-U.S. ETF (PXF)
	Six Months Ended April 30, 2025 (Unaudited)	Years Ended October 31,
		2024	2023	2022	2021	2020
Per Share Operating Performance:
Net asset value at beginning of period	$49.63	$41.82	$37.62	$48.20	$34.17	$40.99
Net investment income(a)	0.80	1.55	1.54	1.40	1.42	0.94
Net realized and unrealized gain (loss) on investments	4.00	7.95	4.15	(9.83)	13.72	(6.85)
Total from investment operations	4.80	9.50	5.69	(8.43)	15.14	(5.91)
Distributions to shareholders from:
Net investment income	(0.57)	(1.69)	(1.49)	(2.15)	(1.11)	(0.92)
Transaction fees(a)	-	0.00 (b)	0.00 (b)	0.00 (b)	0.00 (b)	0.01
Net asset value at end of period	$53.86	$49.63	$41.82	$37.62	$48.20	$34.17
Market price at end of period(c)	$53.58	$49.65	$42.17	$37.71	$48.22	$34.25
Net Asset Value Total Return(d)	10.22%	22.84%	15.00%	(17.95)%	44.49%	(14.26)%
Market Price Total Return(d)	9.60%	21.87%	15.68%	(17.81)%	44.22%	(13.80)%
Ratios/Supplemental Data:
Net assets at end of period (000’s omitted)	$1,909,315	$1,697,210	$1,478,477	$1,130,538	$1,200,189	$871,403
Ratio to average net assets of:
Expenses	0.45%(e)	0.45%	0.45%	0.45%	0.45%	0.45%
Net investment income	3.20%(e)	3.18%	3.52%	3.24%	3.09%	2.57%
Portfolio turnover rate(f)	7%	12%	12%	16%	17%	11%

(a)	Based on average shares outstanding.
(b)	Amount represents less than $0.005.
(c)	The mean between the last bid and ask prices.
(d)
Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption at net asset value on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all dividends and distributions at market price during the period, and sale at the market price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.

(e)	Annualized.
(f)	Portfolio turnover rate is not annualized for periods less than one year, if applicable, and does not include securities received or delivered from processing creations or redemptions.
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

96

Financial Highlights—(continued)
Invesco RAFI Developed Markets ex-U.S. Small-Mid ETF (PDN)
	Six Months Ended April 30, 2025 (Unaudited)	Years Ended October 31,
		2024	2023	2022	2021	2020
Per Share Operating Performance:
Net asset value at beginning of period	$32.85	$28.22	$26.66	$38.13	$28.93	$30.67
Net investment income(a)	0.45	0.88	0.79	0.81	0.65	0.60
Net realized and unrealized gain (loss) on investments	2.34	4.74	1.63	(11.23)	9.25	(1.70)
Total from investment operations	2.79	5.62	2.42	(10.42)	9.90	(1.10)
Distributions to shareholders from:
Net investment income	(0.31)	(0.99)	(0.86)	(1.06)	(0.70)	(0.64)
Transaction fees(a)	-	0.00 (b)	0.00 (b)	0.01	0.00 (b)	0.00 (b)
Net asset value at end of period	$35.33	$32.85	$28.22	$26.66	$38.13	$28.93
Market price at end of period(c)	$35.17	$32.91	$28.42	$26.68	$38.41	$28.94
Net Asset Value Total Return(d)	9.57%	19.97%	8.88%	(27.72)%	34.34%	(3.36)%
Market Price Total Return(d)	8.87%	19.34%	9.58%	(28.21)%	35.26%	(2.53)%
Ratios/Supplemental Data:
Net assets at end of period (000’s omitted)	$325,074	$400,741	$475,466	$489,162	$434,660	$308,106
Ratio to average net assets of:
Expenses	0.49%(e)	0.49%	0.49%	0.49%	0.49%	0.49%
Net investment income	2.77%(e)	2.69%	2.58%	2.55%	1.77%	2.09%
Portfolio turnover rate(f)	13%	30%	31%	32%	31%	26%

(a)	Based on average shares outstanding.
(b)	Amount represents less than $0.005.
(c)	The mean between the last bid and ask prices.
(d)
Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption at net asset value on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all dividends and distributions at market price during the period, and sale at the market price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.

(e)	Annualized.
(f)	Portfolio turnover rate is not annualized for periods less than one year, if applicable, and does not include securities received or delivered from processing creations or redemptions.
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

97

Financial Highlights—(continued)
Invesco RAFI Emerging Markets ETF (PXH)
	Six Months Ended April 30, 2025 (Unaudited)	Years Ended October 31,
		2024	2023	2022	2021	2020
Per Share Operating Performance:
Net asset value at beginning of period	$21.31	$17.26	$15.84	$22.43	$17.51	$20.95
Net investment income(a)	0.33	0.82	0.84	1.06 (b)	0.92	0.59
Net realized and unrealized gain (loss) on investments	0.10	4.11	1.45	(6.37)	4.63	(3.40)
Total from investment operations	0.43	4.93	2.29	(5.31)	5.55	(2.81)
Distributions to shareholders from:
Net investment income	(0.41)	(0.88)	(0.87)	(1.29)	(0.64)	(0.63)
Transaction fees(a)	-	0.00 (c)	0.00 (c)	0.01	0.01	0.00 (c)
Net asset value at end of period	$21.33	$21.31	$17.26	$15.84	$22.43	$17.51
Market price at end of period(d)	$21.33	$21.35	$17.25	$15.85	$22.34	$17.51
Net Asset Value Total Return(e)	1.62%	28.95%	14.21%	(24.47)%	31.79%	(13.44)%
Market Price Total Return(e)	1.43%	29.27%	14.09%	(24.14)%	31.28%	(13.36)%
Ratios/Supplemental Data:
Net assets at end of period (000’s omitted)	$1,236,128	$1,235,099	$1,094,569	$1,206,241	$1,360,503	$969,844
Ratio to average net assets of:
Expenses, after Waivers	0.48%(f)	0.49%	0.49%	0.49%	0.49%(g)	0.49%(g)
Expenses, prior to Waivers	0.49%(f)	0.49%	0.49%	0.49%	0.49%(g)	0.49%(g)
Net investment income	3.14%(f)	4.11%	4.57%	5.39%(b)	4.11%	3.14%
Portfolio turnover rate(h)	13%	21%	21%	36%	34%	22%

(a)	Based on average shares outstanding.
(b)
Net investment income per share and the ratio of net investment income to average net assets include a significant dividend received during the period. Net investment income per share and the ratio of net investment income to average net assets excluding the significant dividend are $0.63 and 3.19%, respectively.

(c)	Amount represents less than $0.005.
(d)	The mean between the last bid and ask prices.
(e)
Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption at net asset value on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all dividends and distributions at market price during the period, and sale at the market price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.

(f)	Annualized.
(g)
In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the investment companies in which the Fund invests. Estimated investment companies’ expenses are not expenses that are incurred directly by the Fund. They are expenses that are incurred directly by the investment companies and are deducted from the value of the investment companies the Fund invests in. The effect of the estimated investment companies’ expenses that the Fund bears indirectly is included in the Fund’s total return.

(h)	Portfolio turnover rate is not annualized for periods less than one year, if applicable, and does not include securities received or delivered from processing creations or redemptions.
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

98

Financial Highlights—(continued)
Invesco S&P Global Water Index ETF (CGW)
	Six Months Ended April 30, 2025 (Unaudited)	Years Ended October 31,
		2024	2023	2022	2021	2020
Per Share Operating Performance:
Net asset value at beginning of period	$57.82	$45.36	$45.65	$58.91	$41.43	$39.55
Net investment income(a)	0.47	0.69	0.75	0.61	1.08 (b)	0.63
Net realized and unrealized gain (loss) on investments	1.27	12.59	(0.36)(c)	(12.91)	17.06	1.86
Total from investment operations	1.74	13.28	0.39	(12.30)	18.14	2.49
Distributions to shareholders from:
Net investment income	(0.69)	(0.82)	(0.68)	(0.96)	(0.66)	(0.61)
Transaction fees(a)	-	0.00 (d)	0.00 (d)	0.00 (d)	0.00 (d)	0.00 (d)
Net asset value at end of period	$58.87	$57.82	$45.36	$45.65	$58.91	$41.43
Market price at end of period(e)	$58.76	$57.83	$45.37	$45.66	$59.04	$41.54
Net Asset Value Total Return(f)	4.12%	29.49%	0.81%	(21.21)%	44.25%	6.31%
Market Price Total Return(f)	3.91%	29.48%	0.81%	(21.37)%	44.18%	6.62%
Ratios/Supplemental Data:
Net assets at end of period (000’s omitted)	$934,826	$959,808	$840,083	$932,994	$1,199,341	$710,871
Ratio to average net assets of:
Expenses	0.59%(g)	0.59%	0.56%	0.57%	0.57%	0.57%
Net investment income	1.68%(g)	1.25%	1.53%	1.20%	2.08%(b)	1.61%
Portfolio turnover rate(h)	9%	42%	36%	35%	15%	15%

(a)	Based on average shares outstanding.
(b)
Net investment income per share and the ratio of net investment income to average net assets include a significant dividend received during the period. Net investment income per share and the ratio of net investment income to average net assets excluding the significant dividend are $0.62 and 1.18%, respectively.

(c)
Net gains (losses) on securities (both realized and unrealized) per share may not correlate with the Fund’s net realized and unrealized gain (loss) due to timing of shareholder transactions in relation to the fluctuating market values of the Fund’s investments.

(d)	Amount represents less than $0.005.
(e)	The mean between the last bid and ask prices.
(f)
Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption at net asset value on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all dividends and distributions at market price during the period, and sale at the market price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.

(g)	Annualized.
(h)	Portfolio turnover rate is not annualized for periods less than one year, if applicable, and does not include securities received or delivered from processing creations or redemptions.
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

99

Financial Highlights—(continued)
Invesco S&P International Developed Quality ETF (IDHQ)
	Six Months Ended April 30, 2025 (Unaudited)	Years Ended October 31,
		2024	2023	2022	2021	2020
Per Share Operating Performance:
Net asset value at beginning of period	$29.86	$25.16	$22.23	$31.38	$25.01	$24.47
Net investment income(a)	0.42	0.61	0.69	0.76	0.63	0.46
Net realized and unrealized gain (loss) on investments	5.76	4.72	2.91	(9.05)	6.39	0.55
Total from investment operations	6.18	5.33	3.60	(8.29)	7.02	1.01
Distributions to shareholders from:
Net investment income	(4.87)	(0.63)	(0.67)	(0.86)	(0.65)	(0.47)
Transaction fees(a)	-	0.00 (b)	0.00 (b)	0.00 (b)	0.00 (b)	0.00 (b)
Net asset value at end of period	$31.17	$29.86	$25.16	$22.23	$31.38	$25.01
Market price at end of period(c)	$31.04	$29.89	$25.35	$22.23	$31.53	$25.00
Net Asset Value Total Return(d)	5.82%	21.17%	16.13%	(26.69)%	28.19%	4.42%
Market Price Total Return(d)	5.27%	20.38%	17.00%	(27.04)%	28.85%	4.09%
Ratios/Supplemental Data:
Net assets at end of period (000’s omitted)	$408,277	$382,254	$176,119	$92,266	$114,522	$100,021
Ratio to average net assets of:
Expenses	0.29%(e)	0.29%	0.29%	0.29%	0.29%	0.29%
Net investment income	2.85%(e)	2.05%	2.64%	2.85%	2.09%	1.83%
Portfolio turnover rate(f)	19%	43%	50%	62%	61%	42%

(a)	Based on average shares outstanding.
(b)	Amount represents less than $0.005.
(c)	The mean between the last bid and ask prices.
(d)
Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption at net asset value on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all dividends and distributions at market price during the period, and sale at the market price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.

(e)	Annualized.
(f)	Portfolio turnover rate is not annualized for periods less than one year, if applicable, and does not include securities received or delivered from processing creations or redemptions.
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

100

Notes to Financial Statements
Invesco Exchange-Traded Fund Trust II
April 30, 2025
(Unaudited)
NOTE 1—Organization
Invesco Exchange-Traded Fund Trust II (the “Trust”) was organized as a Massachusetts business trust and is authorized to have multiple series of portfolios. The Trust is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). This report includes the following portfolios:
Full Name	Short Name
Invesco China Technology ETF (CQQQ)	"China Technology ETF"
Invesco Dorsey Wright Developed Markets Momentum ETF (PIZ)	"Dorsey Wright Developed Markets Momentum ETF"
Invesco Dorsey Wright Emerging Markets Momentum ETF (PIE)	"Dorsey Wright Emerging Markets Momentum ETF"
Invesco Global Clean Energy ETF (PBD)	"Global Clean Energy ETF"
Invesco Global Water ETF (PIO)	"Global Water ETF"
Invesco International BuyBack AchieversTM ETF (IPKW)	"International BuyBack AchieversTM ETF"
Invesco MSCI Global Climate 500 ETF (KLMT)	"MSCI Global Climate 500 ETF"
Invesco MSCI Global Timber ETF (CUT)	"MSCI Global Timber ETF"
Invesco MSCI Green Building ETF (GBLD)	"MSCI Green Building ETF"
Invesco RAFI Developed Markets ex-U.S. ETF (PXF)(a)	"RAFI Developed Markets ex-U.S. ETF"
Invesco RAFI Developed Markets ex-U.S. Small-Mid ETF (PDN)(b)	"RAFI Developed Markets ex-U.S. Small-Mid ETF"
Invesco RAFI Emerging Markets ETF (PXH)(c)	"RAFI Emerging Markets ETF"
Invesco S&P Global Water Index ETF (CGW)	"S&P Global Water Index ETF"
Invesco S&P International Developed Quality ETF (IDHQ)	"S&P International Developed Quality ETF"

(a)	Effective March 24, 2025, the Fund’s name changed from Invesco FTSE RAFI Developed Markets ex-U.S. ETF to Invesco RAFI Developed Markets ex-U.S. ETF.
(b)	Effective March 24, 2025, the Fund’s name changed from Invesco FTSE RAFI Developed Markets ex-U.S. Small-Mid ETF ETF to Invesco RAFI Developed Markets ex-U.S. Small-Mid ETF.
(c)	Effective March 24, 2025, the Fund’s name changed from Invesco FTSE RAFI Emerging Markets ETF to Invesco RAFI Emerging Markets ETF.
Each portfolio (each, a “Fund”, and collectively, the “Funds”) represents a separate series of the Trust. The shares of the Funds are referred to herein as “Shares” or “Fund’s Shares.” Each Fund’s Shares are listed and traded on the following exchanges:
Fund	Exchange
China Technology ETF	NYSE Arca, Inc.
Dorsey Wright Developed Markets Momentum ETF	The Nasdaq Stock Market LLC
Dorsey Wright Emerging Markets Momentum ETF	The Nasdaq Stock Market LLC
Global Clean Energy ETF	NYSE Arca, Inc.
Global Water ETF	The Nasdaq Stock Market LLC
International BuyBack AchieversTM ETF	The Nasdaq Stock Market LLC
MSCI Global Climate 500 ETF	NYSE Arca, Inc.
MSCI Global Timber ETF	NYSE Arca, Inc.
MSCI Green Building ETF	NYSE Arca, Inc.
RAFI Developed Markets ex-U.S. ETF	NYSE Arca, Inc.
RAFI Developed Markets ex-U.S. Small-Mid ETF	NYSE Arca, Inc.
RAFI Emerging Markets ETF	NYSE Arca, Inc.
S&P Global Water Index ETF	NYSE Arca, Inc.
S&P International Developed Quality ETF	NYSE Arca, Inc.
The market price of each Share may differ to some degree from a Fund’s net asset value (“NAV”). Unlike conventional mutual funds, each Fund issues and redeems Shares on a continuous basis, at NAV, only in a large specified number of Shares, each called a “Creation Unit”, as set forth in each Fund’s prospectus. Creation Units are issued and redeemed principally in exchange for the deposit or delivery of a basket of securities (“Deposit Securities”), though each Fund reserves the right to issue and redeem Creation Units in exchange for cash. Except when aggregated in Creation Units by authorized participants (“APs”), the Shares are not individually redeemable securities of the Funds.

101

The investment objective of each Fund is to seek to track the investment results (before fees and expenses) of its respective index listed below (each, an “Underlying Index”):
Fund	Underlying Index
China Technology ETF	FTSE China Incl A 25% Technology Capped Index
Dorsey Wright Developed Markets Momentum ETF	Dorsey Wright® Developed Markets Technical Leaders Index
Dorsey Wright Emerging Markets Momentum ETF	Dorsey Wright® Emerging Markets Technical Leaders Index
Global Clean Energy ETF	WilderHill New Energy Global Innovation Index
Global Water ETF	Nasdaq OMX Global Water IndexSM
International BuyBack AchieversTM ETF	Nasdaq International BuyBack AchieversTM Index
MSCI Global Climate 500 ETF	MSCI ACWI Select Climate 500 Index
MSCI Global Timber ETF	MSCI ACWI IMI Timber Select Capped Index
MSCI Green Building ETF	MSCI Global Green Building Index
RAFI Developed Markets ex-U.S. ETF	RAFITM Fundamental Select Developed ex U.S. 1000 Index
RAFI Developed Markets ex-U.S. Small-Mid ETF	RAFITM Fundamental Select Developed ex-U.S. 1500 Index
RAFI Emerging Markets ETF	RAFITM Fundamental Select Emerging 350 Index
S&P Global Water Index ETF	S&P Global Water Index
S&P International Developed Quality ETF	S&P Quality Developed ex-U.S. LargeMidCap Index
NOTE 2—Significant Accounting Policies
The following is a summary of the significant accounting policies followed by the Funds in preparation of their financial statements.
Each Fund is an investment company and accordingly follows the investment company accounting and reporting guidance in accordance with Financial Accounting Standards Board ("FASB") Accounting Standards Codification Topic 946, Financial Services—Investment Companies.
A.
Security Valuation - Securities, including restricted securities, are valued according to the following policies:
A security listed or traded on an exchange is generally valued at its trade price or official closing price that day as of the close of the exchange where the security is principally traded or, lacking any trades or official closing price on a particular day, the security may be valued at the closing bid or ask price on that day. Securities traded in the over-the-counter ("OTC") market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued using prices provided by an independent pricing service they may be considered fair valued. Futures contracts are valued at the daily settlement price set by an exchange on which they are principally traded. Where a final settlement price exists, exchange-traded options are valued at the final settlement price from the exchange where the option principally trades. Where a final settlement price does not exist, exchange-traded options are valued at the mean between the last bid and ask price generally from the exchange where the option principally trades.
Securities of investment companies that are not exchange-traded (e.g., open-end mutual funds) are valued using such company’s end-of-business-day NAV per share.
Deposits, other obligations of U.S. and non-U.S. banks and financial institutions are valued at their daily account value.
Fixed income securities (including convertible debt securities) generally are valued on the basis of prices provided by independent pricing services. Prices provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate (for unlisted equities), yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Securities with a demand feature exercisable within one to seven days are valued at par. Pricing services generally value debt obligations assuming orderly transactions of institutional round lot size, but a Fund may hold or transact in the same securities in smaller, odd lot sizes. Odd lots often trade at lower prices than institutional round lots, and their value may be adjusted accordingly. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.
Foreign securities’ (including foreign exchange contracts’) prices are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the London world markets. If market quotations are available and reliable for foreign exchange-traded equity securities, the securities will be valued at the market quotations. Invesco Capital Management LLC (the “Adviser”) may use various pricing services to obtain market quotations as well as fair value prices. Because trading hours for certain foreign securities end before the close of the New York Stock Exchange (“NYSE”), closing market quotations may become not representative of market value in the Adviser’s judgment ("unreliable"). If, between the time trading ends on a particular security and the close of the customary trading session on the NYSE, a significant event occurs that makes the closing price of the security unreliable, the Adviser may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith in accordance with Board-approved policies and related Adviser procedures (“Valuation Procedures”). Adjustments to closing prices to reflect fair value may also be based on

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a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities’ prices meeting the degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American depositary receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, the potential for sharply devalued currencies and high inflation, political and economic upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.
Unlisted securities will be valued using prices provided by independent pricing services or by another method that the Adviser, in its judgment, believes better reflects the security’s fair value in accordance with the Valuation Procedures.
Non-traded rights and warrants shall be valued at intrinsic value if the terms of the rights and warrants are available, specifically the subscription or exercise price and the ratio. Intrinsic value is calculated as the daily market closing price of the security to be received less the subscription price, which is then adjusted by the exercise ratio. In the case of warrants, an option pricing model supplied by an independent pricing service may be used based on market data such as volatility, stock price and interest rate from the independent pricing service and strike price and exercise period from verified terms.
Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The mean between the last bid and ask prices may be used to value debt obligations, including corporate loans, and unlisted equity securities.
Securities for which market quotations are not readily available are fair valued by the Adviser in accordance with the Valuation Procedures. If a fair value price provided by a pricing service is unreliable, the Adviser will fair value the security using the Valuation Procedures. Issuer-specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.
Each Fund may invest in securities that are subject to interest rate risk, meaning the risk that the prices will generally fall as interest rates rise and, conversely, the prices will generally rise as interest rates fall. Specific securities differ in their sensitivity to changes in interest rates depending on their individual characteristics. Changes in interest rates may result in increased market volatility, which may affect the value and/or liquidity of certain Fund investments.
Valuations change in response to many factors, including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general market conditions which are not specifically related to the particular issuer, such as real or perceived adverse economic conditions, changes in the general outlook for revenues or corporate earnings, changes in interest or currency rates, regional or global instability, natural or environmental disasters, widespread disease or other public health issues, war, military conflicts, acts of terrorism, economic crises, economic sanctions and tariffs, significant governmental actions or adverse investor sentiment generally and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
The price a Fund could receive upon the sale of any investment may differ from the Adviser’s valuation of the investment, particularly for securities that are valued using a fair valuation technique. When fair valuation techniques are applied, the Adviser uses available information, including both observable and unobservable inputs and assumptions, to determine a methodology that will result in a valuation that the Adviser believes approximates market value. Fund securities that are fair valued may be subject to greater fluctuation in their value from one day to the next than would be the case if market quotations were used. Because of the inherent uncertainties of valuation, and the degree of subjectivity in such decisions, a Fund could realize a greater or lesser than expected gain or loss upon the sale of the investment.
B.
Investment Transactions and Investment Income - Investment transactions are accounted for on a trade date basis. Realized gains and losses from the sale or disposition of securities are computed on the specific identified cost basis. Interest income is recorded on an accrual basis from settlement date and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Pay-in-kind interest income and non-cash dividend income received in the form of securities in lieu of cash are recorded at the fair value of the securities received. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date. Dividend income from REITs is recorded based on the income included in the distributions received from the REIT investments using published REIT classifications, including some management estimates when actual amounts are not available. Distributions received in excess of this estimated amount are recorded as a reduction of the cost of investments or reclassified to capital gains. The actual amounts of income, return of capital, and capital gains are only determined by each REIT after its fiscal year-end, and may differ from the estimated amounts. Realized gains, dividends and interest received by a Fund may give rise to withholding and other taxes imposed by foreign countries. Tax conventions between certain countries and the United States may reduce or eliminate such taxes.
The Funds may periodically participate in litigation related to a Fund’s investments. As such, the Funds may receive proceeds from litigation settlements. Any proceeds received are included in the Statements of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.
Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the

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determination of net realized and unrealized gain (loss) from investment securities reported in the Statements of Operations and the Statements of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of a Fund’s NAV and, accordingly, they reduce a Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statements of Operations and the Statements of Changes in Net Assets, or the net investment income per share and the ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between each Fund and the Adviser.
C.
Country Determination - For the purposes of presentation in the Schedules of Investments, the Adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include whether each Fund’s Underlying Index has made a country determination and may include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues, the country that has the primary market for the issuer’s securities and its "country of risk" as determined by a third party service provider, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.
D.
Dividends and Distributions to Shareholders - Each Fund (except for China Technology ETF, MSCI Global Timber ETF and S&P Global Water Index ETF) declares and pays dividends from net investment income, if any, to its shareholders quarterly and records such dividends on the ex-dividend date. China Technology ETF, MSCI Global Timber ETF and S&P Global Water Index ETF each declares and pays dividends from net investment income, if any, to its shareholders annually and records such dividends on the ex-dividend date. Generally, each Fund distributes net realized taxable capital gains, if any, annually in cash and records them on the ex-dividend date. Such distributions on a tax basis are determined in conformity with federal income tax regulations, which may differ from accounting principles generally accepted in the United States of America (“GAAP”). Distributions in excess of tax basis earnings and profits, if any, are reported in such Fund’s financial statements as a tax return of capital at fiscal year-end.
E.
Federal Income Taxes - Each Fund intends to comply with the provisions of the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”), applicable to regulated investment companies and to distribute substantially all of the Fund’s taxable earnings to its shareholders. As such, the Funds will not be subject to federal income taxes on otherwise taxable income (including net realized gains) that is distributed to the shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.
Each Fund recognizes the tax benefits of uncertain tax positions only when the position is more likely than not to be sustained. Management has analyzed each Fund’s uncertain tax positions and concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions. Management is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next 12 months.
Income and capital gain distributions are determined in accordance with federal income tax regulations, which may differ from GAAP. These differences are primarily due to differing book and tax treatments for in-kind transactions, losses deferred due to wash sales, and passive foreign investment company adjustments, if any.
The Funds file U.S. federal tax returns and tax returns in certain other jurisdictions. Generally, a Fund is subject to examinations by such taxing authorities for up to three years after the filing of the return for the tax period.
F.
Foreign Withholding Taxes - Each Fund is subject to foreign withholding tax imposed by certain foreign countries in which the Fund may invest. Withholding taxes are incurred on certain foreign dividends and are accrued at the time the dividend is recognized based on applicable foreign tax laws. Each Fund may file withholding tax refunds in certain jurisdictions to seek to recover a portion of amounts previously withheld. Each Fund will record a receivable for such tax refunds based on several factors including; an assessment of a jurisdiction’s legal obligation to pay reclaims, administrative practices and payment history. Any receivables recorded will be shown under receivables for Foreign tax reclaims on the Statements of Assets and Liabilities. There is no guarantee that a Fund will receive refunds applied for in a timely manner or at all.
As a result of recent court rulings in certain countries across the European Union, tax refunds for previously withheld taxes on dividends earned in those countries have been received by investment companies. Any tax refund payments are reflected as Foreign withholding tax claims in the Statements of Operations, and any related interest is included in Unaffiliated interest income. Each Fund may incur fees paid to third party providers that assist in the recovery of the tax reclaims. These fees are excluded from the unitary management fee and are reflected on the Statements of Operations as Professional fees, if any. In the event tax refunds received by a Fund during the fiscal year exceed the foreign withholding taxes paid by a Fund for the year, and the Fund previously passed foreign tax credits on to its shareholders, the Fund intends to enter into a closing agreement with the Internal Revenue Service in order to pay the associated liability on behalf of the Funds’ shareholders. For the six months ended April 30, 2025, the Funds did not enter into any closing agreements.
G.
Expenses - Each Fund (except for MSCI Global Timber ETF and S&P Global Water Index ETF) has agreed to pay an annual unitary management fee to the Adviser. Out of the unitary management fee, the Adviser pays for substantially all expenses of the Funds, including the costs of transfer agency, custody, fund administration, legal, audit and other services, except for distribution fees, if any, brokerage expenses, taxes, interest, acquired fund fees and expenses, if any, litigation expenses and

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other extraordinary expenses, including proxy expenses (except for such proxies related to: (i) changes to the Investment Advisory Agreement, (ii) the election of any Board member who is an “interested person” of the Trust or the Adviser (an "Interested Trustee"), or (iii) any other matters that directly benefit the Adviser).
MSCI Global Timber ETF and S&P Global Water Index ETF are responsible for all of their own expenses, including the investment advisory fees, costs of transfer agency, custody, fund administration, legal, audit and other services, interest, taxes, brokerage commissions and other expenses connected with executions of portfolio transactions, licensing fees related to their respective Underlying Index, any distribution fees or expenses, litigation expenses, fees payable to the Trust’s Board members and officers who are not “interested persons” (as defined in the 1940 Act) of the Trust or the Adviser (the “Independent Trustees”), expenses incurred in connection with the Board members’ services, including travel expenses and legal fees of counsel for the Independent Trustees, acquired fund fees and expenses, if any, and extraordinary expenses, including proxy expenses (except for such proxies related to: (i) changes to the Investment Advisory Agreement, (ii) the election of an Interested Trustee, or (iii) any other matters that directly benefit the Adviser).
Expenses of the Trust that are directly identifiable to a specific Fund, including expenses that are excluded from a Fund’s unitary management fee (if applicable), are applied to that Fund. Expenses of the Trust that are not readily identifiable to a specific Fund, including expenses that are excluded from a Fund’s unitary management fee (if applicable), are allocated in such a manner as deemed equitable, taking into consideration the nature and type of expense and the relative net assets of each Fund.
To the extent a Fund invests in other investment companies, the expenses shown in the accompanying financial statements reflect the expenses of the Fund and do not include any expenses of the investment companies in which it invests. The effects of such investment companies’ expenses are included in the realized and unrealized gain or loss on the investments in the investment companies.
H.
Accounting Estimates - The preparation of the financial statements in accordance with GAAP requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements, including estimates and assumptions related to taxation. Actual results could differ from these estimates. In addition, the Funds monitor for material events or transactions that may occur or become known after the period-end date and before the date the financial statements are released to print.
I.
Indemnifications - Under the Trust’s organizational documents, its Officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. Each Independent Trustee is also indemnified against certain liabilities arising out of the performance of their duties to the Trust pursuant to an Indemnification Agreement between such trustee and the Trust. Additionally, in the normal course of business, the Trust enters into contracts with service providers that contain general indemnification clauses. The Trust’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Trust that have not yet occurred. The risk of material loss as a result of such indemnification claims is considered remote.
J.
Segment Reporting — In November 2023, the FASB issued Accounting Standards Update 2023-07, Segment Reporting (Topic 280): Improvements to Reportable Segment Disclosures (“ASU 2023-07”), with the intent of improving reportable segment disclosure requirements, primarily through enhanced disclosures about significant segment expenses, allowing financial statement users to better understand the components of a segment’s profit or loss and assess potential future cash flows for each reportable segment and the entity as a whole, thereby enabling better understanding of how an entity’s segments impact overall performance. Each Fund represents a single operating segment. Subject to the oversight and, when applicable, approval of the Board of Trustees, the Adviser acts as the Funds’ chief operating decision maker (“CODM”), assessing performance and making decisions about resource allocation within each Fund. The CODM monitors the operating results as a whole, and each Fund’s long-term strategic asset allocation is determined in accordance with the terms of its prospectus based on a defined investment strategy. The financial information provided to and reviewed by the CODM is consistent with that presented in the Funds’ financial statements. Adoption of the new standard impacted the Funds’ financial statement note disclosures only and did not affect the Funds’ financial position or the results of its operations.
K.
Securities Lending - Each Fund may participate in securities lending and may loan portfolio securities having a market value up to one-third of each Fund’s total assets. Such loans are secured by cash collateral equal to no less than 102% (105% for international securities) of the market value of the loaned securities determined daily by the securities lending provider. Cash collateral received in connection with these loans is invested in short-term money market instruments or affiliated, unregistered investment companies that comply with Rule 2a-7 under the 1940 Act and money market funds (collectively, "affiliated money market funds") and is shown as such on the Schedules of Investments. Each Fund bears the risk of loss with respect to the investment of collateral. It is the policy of these Funds to obtain additional collateral from or return excess collateral to the borrower by the end of the next business day, following the valuation date of the securities loaned. Therefore, the value of the collateral held may be temporarily less than the value of the securities on loan. When loaning securities, each Fund retains certain benefits of owning the securities, including the economic equivalent of dividends or interest generated by the security. Lending securities entails a risk of loss to each Fund if, and to the extent that, the market value of the securities loaned were to increase, and the borrower did not increase the collateral accordingly, and the borrower failed to return the securities. The securities loaned are subject to termination at the option of the borrower or each Fund. Upon termination, the borrower will return to each Fund the securities loaned and each Fund will return the collateral. Upon the failure of the

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borrower to return the securities, collateral may be liquidated and the securities may be purchased on the open market to replace the loaned securities. Each Fund could experience delays and costs in gaining access to the collateral and the securities may lose value during the delay which could result in potential losses to each Fund. Some of these losses may be indemnified by the lending agent. Each Fund bears the risk of any deficiency in the amount of the collateral available for return to the borrower due to any loss on the collateral invested. For Funds that participated in securities lending, dividends received on cash collateral investments for securities lending transactions, which are net of compensation to counterparties, are included in Securities lending income, net on the Statements of Operations. The aggregate value of securities out on loan, if any, is shown on the Statements of Assets and Liabilities.
Invesco Advisers, Inc. (“Invesco”), an affiliate of the Adviser, serves as an affiliated securities lending agent for each Fund participating in the securities lending program. The Bank of New York Mellon (“BNYM”) also serves as a securities lending agent. To the extent a Fund utilizes Invesco as an affiliated securities lending agent, the Fund conducts its securities lending in accordance with, and in reliance upon, no-action letters issued by the SEC staff that provide guidance on how an affiliate may act as a direct agent lender and receive compensation for those services in a manner consistent with the federal securities laws. For the six months ended April 30, 2025, each Fund (except for Dorsey Wright Developed Markets Momentum ETF) had affiliated securities lending transactions with Invesco. Fees paid to Invesco for securities lending agent services, which are included in Securities lending income, net on the Statements of Operations, were incurred by each applicable Fund as listed below:
Amount
China Technology ETF	$777
Dorsey Wright Emerging Markets Momentum ETF	104
Global Clean Energy ETF	15,503
Global Water ETF	290
International BuyBack AchieversTM ETF	5
MSCI Global Climate 500 ETF	777
MSCI Global Timber ETF	338
MSCI Green Building ETF	44
RAFI Developed Markets ex-U.S. ETF	1,470
RAFI Developed Markets ex-U.S. Small-Mid ETF	284
RAFI Emerging Markets ETF	776
S&P Global Water Index ETF	2,458
S&P International Developed Quality ETF	41

L.
Foreign Currency Translations - Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at the date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. Each Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statements of Operations. Reported net realized foreign currency gains or losses arise from (1) sales of foreign currencies, (2) currency gains or losses realized between the trade and settlement dates on securities transactions, and (3) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on a Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period-end, resulting from changes in exchange rates.
Each Fund may invest in foreign securities, which may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. Foreign taxes, if any, are recorded based on the tax regulations and rates that exist in the foreign markets in which a Fund invests.
The performance of a Fund may be materially affected positively or negatively by foreign currency strength or weakness relative to the U.S. dollar. Currency rates in foreign countries may fluctuate for a number of reasons, including changes in interest rates, political, economic, or social instability and development, and imposition of currency controls. Currency controls in certain foreign jurisdictions may cause a Fund to experience significant delays in its ability to repatriate its assets in U.S. dollars at quoted spot rates, and it is possible that a Fund’s ability to convert certain foreign currencies into U.S. dollars may be limited and may occur at discounts to quoted rates. As a result, the value of a Fund’s assets and liabilities denominated in such currencies that would ultimately be realized could differ from those reported on the Statements of Assets and Liabilities. Certain foreign companies may be subject to sanctions, embargoes, or other governmental actions that may limit the ability to invest in, receive, hold, or sell the securities of such companies, all of which affect the market and/or credit risk of the

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investments. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
M.
Futures Contracts - The Funds may enter into futures contracts to simulate full investment in securities or manage exposure to equity and market price movements and/or currency risks and provide exposure to markets and indexes.
A futures contract is an agreement between two parties ("Counterparties") to purchase or sell a specified underlying security or index for a specified price at a future date. Certain Funds will only enter into exchange-traded futures contracts that are standardized as to maturity date and underlying instrument or asset. Initial margin deposits required upon entering into futures contracts are satisfied by the segregation of specific securities or cash as collateral at the futures commission merchant broker. During the period the futures contracts are open, changes in the value of the contracts are recognized as unrealized gains or losses by recalculating the value of the contracts on a daily basis. Subsequent or variation margin payments are received or made depending upon whether unrealized gains or losses are incurred. These amounts are reflected as a receivable or payable on the Statements of Assets and Liabilities. The Fund may utilize excess cash or otherwise transfer cash to the broker to satisfy variation margin requirements. When the contracts are closed or expire, each Fund recognizes a realized gain or loss equal to the difference between the proceeds from, or cost of, the closing transaction and the Fund’s basis in the contract. The net realized gain (loss) and the change in unrealized gain (loss) on futures contracts held during the period is included on the Statements of Operations.
The primary risks associated with futures contracts are market risk, leverage risk and the absence of a liquid secondary market. If a Fund were unable to liquidate a futures contract and/or enter into an offsetting closing transaction, the Fund would continue to be subject to market risk with respect to the value of the contracts and may be required to continue to maintain the margin deposits on the futures contracts until the position expired or matured. Unlike equities, which typically entitle the holder to a continuing stake in a corporation, futures contracts normally specify a certain date for delivery of the underlying asset for settlement in cash based on the level of the underlying asset. As futures contracts approach expiration, they may be replaced by similar contracts that have a later expiration. This process is referred to as “rolling." If the market for these contracts is in “contango,” meaning that the prices of futures contracts in the nearer months are lower than the price of contracts in the distant months, the sale of the near-term month contract would be at a lower price than the longer-term contract, resulting in a cost to “roll” the futures contract. The actual realization of a potential roll cost will depend on the difference in price of the near and distant contracts. In addition, futures contracts may be subject to contractual or other restrictions on resale and may lack readily available markets for resale. Futures have minimal Counterparty risk since the exchange’s clearinghouse, as Counterparty to all exchange-traded futures contracts, guarantees the futures against default. Risks may exceed amounts recognized in the Statements of Assets and Liabilities.
N.
Other Risks
ADR and GDR Risk. Certain Funds may invest in American depositary receipts (“ADRs”) and global depositary receipts (“GDRs”). ADRs are certificates that evidence ownership of shares of a foreign issuer and are alternatives to purchasing the underlying foreign securities directly in their national markets and currencies. GDRs are certificates issued by an international bank that generally are traded and denominated in the currencies of countries other than the home country of the issuer of the underlying shares. ADRs and GDRs may be subject to certain of the risks associated with direct investments in the securities of foreign companies, such as currency, political, economic and market risks, because their values depend on the performance of the non-dollar denominated underlying foreign securities. Moreover, ADRs and GDRs may not track the price of the underlying foreign securities on which they are based, and their value may change materially at times when U.S. markets are not open for trading.
AP Concentration Risk. Only APs may engage in creation or redemption transactions directly with each Fund. Each Fund has a limited number of institutions that may act as APs, and such APs have no obligation to submit creation or redemption orders. Consequently, there is no assurance that APs will establish or maintain an active trading market for the Shares. This risk may be heightened to the extent that securities held by each Fund are traded outside a collateralized settlement system. In that case, APs may be required to post collateral on certain trades on an agency basis (i.e., on behalf of other market participants), which only a limited number of APs may be able to do. In addition, to the extent that APs exit the business or are unable to proceed with creation and/or redemption orders with respect to each Fund and no other AP is able to step forward to create or redeem Creation Units, this may result in a significantly diminished trading market for Fund Shares, and Shares may be more likely to trade at a premium or discount to a Fund’s NAV and to face trading halts and/or delisting. Additionally, to the extent that a Fund holds non-U.S. securities, such securities may have lower trading volumes or could experience extended market closures or trading halts. To the extent that a Fund invests in non-U.S. securities, it may face increased risks that APs may not be able to effectively create or redeem Creation Units, or that the Shares may be halted and/or delisted.
China Investment Risk. Investments in companies located or operating in Greater China (normally considered to be the geographical area that includes mainland China, Hong Kong, Macau and Taiwan) involve risks and considerations not typically associated with investments in the U.S. and other Western nations, such as greater government control over the economy; political, legal and regulatory uncertainty; nationalization, expropriation, or confiscation of property; lack of willingness or ability of the Chinese government to support the economies and markets of the Greater China region; lack of publicly available information and difficulty in obtaining information necessary for investigations into and/or litigation against Chinese

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companies, as well as in obtaining and/or enforcing judgments; limited legal remedies for shareholders; alteration or discontinuation of economic reforms; military conflicts and the risk of war, either internal or with other countries; public health emergencies resulting in market closures, travel restrictions, quarantines or other interventions; inflation, currency fluctuations and fluctuations in inflation and interest rates that may have negative effects on the economy and securities markets of Greater China; and Greater China’s dependency on the economies of other Asian countries, many of which are developing countries. Events in any one country within Greater China may impact the other countries in the region or Greater China as a whole. Export growth continues to be a major driver of China’s rapid economic growth. As a result, a reduction in spending on Chinese products and services, the institution of additional tariffs, sanctions, capital controls, embargoes, trade wars or other trade barriers (or the threat thereof), including as a result of trade tensions between China and the United States, or a downturn in any of the economies of China’s key trading partners may have an adverse impact on the Chinese economy. In addition, actions by the U.S. government, such as delisting of certain Chinese companies from U.S. securities exchanges or otherwise restricting their operations in the U.S., may negatively impact the value of such securities held by a Fund. Further, health events may cause uncertainty and volatility in the Chinese economy, especially in the consumer discretionary (leisure, retail, gaming, tourism), industrials, and commodities sectors. Additionally, any difficulties of the Public Company Accounting Oversight Board (“PCAOB”) to inspect audit work papers and practices of PCAOB-registered accounting firms in China with respect to their audit work of U.S. reporting companies may impose significant additional risks associated with investments in China.
Currency Risk. Because each Fund’s NAV is determined in U.S. dollars, a Fund’s NAV could decline if the currency of a non-U.S. market in which the Fund invests depreciates against the U.S. dollar. Generally, an increase in the value of the U.S. dollar against a foreign currency will reduce the value of a security denominated in that foreign currency, thereby decreasing a Fund’s overall NAV. Exchange rates may be volatile and may change quickly and unpredictably in response to both global economic developments and economic conditions, causing an adverse impact on a Fund. As a result, investors have the potential for losses regardless of the length of time they intend to hold Shares.
Emerging Markets Investment Risk. For certain Funds, investments in the securities of issuers in emerging market countries involve risks often not associated with investments in the securities of issuers in developed countries. Securities in emerging markets may be subject to greater price fluctuations than securities in more developed markets. Companies in emerging market countries generally may be subject to less stringent regulatory, disclosure, financial reporting, accounting, auditing and recordkeeping standards than companies in more developed countries. In addition, information about such companies may be less available and reliable. Emerging markets usually are subject to greater market volatility, political, social and economic instability, uncertainty regarding the existence of trading markets and more governmental limitations on foreign investment than are more developed markets. Securities law in many emerging market countries is relatively new and unsettled. Therefore, laws regarding foreign investment in emerging market securities, securities regulation, title to securities, and shareholder rights may change quickly and unpredictably, and the ability to bring and enforce actions, or to obtain information needed to pursue or enforce such actions, may be limited. In addition, the enforcement of systems of taxation at federal, regional and local levels in emerging market countries may be inconsistent and subject to sudden change. Investments in emerging market securities may be subject to additional transaction costs, delays in settlement procedures, unexpected market closures, and lack of timely information. In addition, lack of relevant data and reliable public information, including financial information, about securities in emerging markets may contribute to incorrect weightings and data and computational errors when a Fund’s index provider selects securities for inclusion in the Fund’s Underlying Index or rebalances the Underlying Index.
Environmental, Social and Governance ("ESG") Investing Strategy Risk. The stocks of companies with favorable ESG attributes may underperform the stock market as a whole. As a result, a Fund may underperform other funds that do not screen companies based on ESG attributes. The criteria used to select companies for investment may result in such Funds investing in securities, industries or sectors that underperform the market as a whole or underperform other funds screened for ESG standards.
Equity Risk. Equity risk is the risk that the value of equity securities, including common stocks, may fall due to both changes in general economic conditions that impact the market as a whole, as well as factors that directly relate to a specific company or its industry. Such general economic conditions include changes in interest rates, periods of market turbulence or instability, or general and prolonged periods of economic decline and cyclical change. It is possible that a drop in the stock market may depress the price of most or all of the common stocks that each Fund holds. In addition, equity risk includes the risk that investor sentiment toward one or more industries will become negative, resulting in those investors exiting their investments in those industries, which could cause a reduction in the value of companies in those industries more broadly. The value of a company’s common stock may fall solely because of factors, such as an increase in production costs that negatively impact other companies in the same region, industry or sector of the market. A company’s common stock also may decline significantly in price over a short period of time due to factors specific to that company, including decisions made by its management or lower demand for the company’s products or services. For example, an adverse event, such as an unfavorable earnings report or the failure to make anticipated dividend payments, may depress the value of common stock.
Foreign Investment Risk. Investments in the securities of non-U.S. issuers involve risks beyond those associated with investments in U.S. securities. Foreign securities may have relatively low market liquidity, greater market volatility, decreased

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publicly available information and less reliable financial information about issuers and inconsistent and potentially less stringent accounting, auditing and financial reporting requirements and standards of practice, including recordkeeping standards, comparable to those applicable to domestic issuers. Foreign securities are also subject to the risks of expropriation, nationalization, political instability or other adverse political or economic developments and the difficulty of enforcing obligations in other countries. Investments in foreign securities also may be subject to dividend withholding or confiscatory taxes, currency blockage and/or transfer restrictions and higher transactional costs. To the extent a Fund invests in securities denominated in foreign currencies, fluctuations in the value of the U.S. dollar relative to the values of other currencies may adversely affect investments in foreign securities and may negatively impact the Fund’s returns. From time to time, certain companies in which the Funds invest may operate in, or have dealings with, countries subject to sanctions or embargoes imposed by the U.S. Government and the United Nations and/or in countries the U.S. Government identified as state sponsors of terrorism. One or more of these companies may be subject to constraints under U.S. law or regulations that could negatively affect the company’s performance. Additionally, one or more of these companies could suffer damage to its reputation if the market identifies it as a company that invests or deals with countries that the U.S. Government identifies as state sponsors of terrorism or subjects to sanctions.
Geographic Concentration Risk. A Fund may from time to time have a substantial amount of its assets invested in securities of issuers located in a single country or a limited number of countries. Adverse economic, political or social conditions in those countries may therefore have a significant negative impact on a Fund’s investment performance. For example, a natural or other disaster could occur in a country or geographic region in which a Fund invests, which could affect the economy or particular business operations of companies in that specific country or geographic region and adversely impact the Fund’s investments in the affected region.
Index Risk. Unlike many investment companies that are "actively managed", each Fund is a "passive" investor and therefore does not utilize an investing strategy that seeks returns in excess of its respective Underlying Index. Therefore, a Fund would not necessarily buy or sell a security unless that security is added or removed, respectively, from its Underlying Index, even if that security generally is underperforming. If a specific security is removed from an Underlying Index, its respective Fund may be forced to sell such security at an inopportune time or for a price lower than the security’s current market value. An Underlying Index may not contain the appropriate mix of securities for any particular economic cycle. Additionally, each Fund rebalances its portfolio in accordance with its Underlying Index, and, therefore, any changes to the Underlying Index’s rebalance schedule will result in corresponding changes to each Fund’s rebalance schedule. Further, unlike with an actively managed fund, the Adviser does not use techniques or defensive strategies designed to lessen the impact of periods of market volatility or market decline. This means that, based on certain market and economic conditions, a Fund’s performance could be lower than other types of funds with investment advisers that actively manage their portfolio assets to take advantage of market opportunities or defend against market events.
Industry Concentration Risk. In following its methodology, each Fund’s Underlying Index from time to time may be concentrated to a significant degree in securities of issuers operating in a single industry or industry group. To the extent that each Underlying Index concentrates in the securities of issuers in a particular industry or industry group, the corresponding Fund will also concentrate its investments to approximately the same extent. By concentrating its investments in an industry or industry group, each Fund may face more risks than if it were diversified broadly over numerous industries or industry groups. Such industry-based risks, any of which may adversely affect the companies in which each Fund invests, may include, but are not limited to, the following: general economic conditions or cyclical market patterns that could negatively affect supply and demand in a particular industry; competition for resources; adverse labor relations; political or world events; obsolescence of technologies; and increased competition or new product introductions that may affect the profitability or viability of companies in an industry. In addition, at times, such industry or industry group may be out of favor and underperform other industries or the market as a whole.
Market Risk. Securities in each Underlying Index are subject to market fluctuations. You should anticipate that the value of the Shares will decline, more or less, in correlation with any decline in value of the securities in an Underlying Index. Additionally, natural or environmental disasters, widespread disease or other public health issues, war, military conflicts, acts of terrorism, economic crises or other events could result in increased premiums or discounts to each Fund’s NAV. Certain changes in the U.S. economy in particular, such as when the U.S. economy weakens or when its financial markets decline, may have a material adverse effect on global financial markets as a whole, and on the securities to which a Fund has exposure. Increasingly strained relations between the U.S. and foreign countries, including as a result of economic sanctions and tariffs, may also adversely affect U.S. issuers, as well as non-U.S. issuers.
During a general downturn in the financial markets, multiple asset classes may decline in value. When markets perform well, there can be no assurance that specific investments held by a Fund will rise in value.
Non-Correlation Risk. Each Fund’s return may not match the return of its corresponding Underlying Index for a number of reasons. For example, each Fund incurs operating expenses not applicable to the Underlying Index, and incurs costs in buying and selling securities, especially when rebalancing the Fund’s securities holdings to reflect changes in the composition of its corresponding Underlying Index. In addition, the performance of each Fund and its corresponding Underlying Index may vary due to asset valuation differences and differences between each Fund’s portfolio and its corresponding Underlying Index resulting from legal restrictions, costs or liquidity constraints.

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Non-Diversified Fund Risk. Because China Technology ETF, Global Water ETF, International BuyBack AchieversTM ETF, MSCI Global Climate 500 ETF, MSCI Global Timber ETF, MSCI Green Building ETF and S&P Global Water Index ETF are non-diversified, and to the extent certain Funds become non-diversified, and can invest a greater portion of their respective assets in securities of individual issuers than can a diversified fund, changes in the market value of a single investment could cause greater fluctuations in Share price than would occur in a diversified fund. This may increase a Fund’s volatility and cause the performance of a relatively small number of issuers to have a greater impact on a Fund’s performance.
Portfolio Turnover Risk. Certain Funds may engage in frequent trading of their portfolio securities in connection with the rebalancing or adjustment of their respective Underlying Index. A portfolio turnover rate of 200%, for example, is equivalent to a Fund buying and selling all of its securities two times during the course of a year. A high portfolio turnover rate (such as 100% or more) could result in high brokerage costs for a Fund. While a high portfolio turnover rate can result in an increase in taxable capital gains distributions to a Fund’s shareholders, a Fund will seek to utilize the in-kind creation and redemption mechanism to minimize the realization of capital gains to the extent possible.
REIT Risk. REITs are pooled investment vehicles that trade like stocks and invest substantially all of their assets in real estate and may qualify for special tax considerations. REITs are subject to certain risks inherent in the direct ownership of real estate, including without limitation, a possible lack of mortgage funds and associated interest rate risks, overbuilding, property vacancies, increases in property taxes and operating expenses, changes in zoning laws, losses due to environmental damages and changes in neighborhood values and appeal to purchasers. Further, failure of a company to qualify as a REIT under federal tax law may have adverse consequences to the REIT’s shareholders. In addition, REITs may have expenses, including advisory and administration expenses, and REIT shareholders will incur a proportionate share of the underlying expenses.
Risk of Green Building Investing. Companies involved in “green building” face many of the risk factors associated generally with the building and construction industry, including that such companies may be significantly affected by changes in government spending or regulation, zoning laws, economic conditions and world events, interest rates, taxation, real estate values and overbuilding. Such companies may be impacted by the supply and demand both for their specific products or services and for industrial sector products in general. In addition, such companies face risks specific to sustainable or “green” building, including: building costs may be more expensive for green buildings as compared to conventional buildings; green construction materials may not be readily available; the costs associated with obtaining third-party certification; and the failure to continue to meet certification standards. The technology and methods for green building are relatively new, and there is uncertainty surrounding the longevity and warranty of new products and/or the use of relatively untested materials. Moreover, there remains uncertainty about how the regulatory environment might evolve with respect to green building.
Sampling Risk. Certain Funds’ use of a representative sampling methodology may result in the Fund holding a smaller number of securities than are in its respective Underlying Index. As a result, an adverse development with respect to an issuer of securities held by the Fund could result in a greater decline in NAV than would be the case if the Fund held all of the securities in its Underlying Index. To the extent the assets in the Fund are smaller, these risks will be greater.
Small- and Mid-Capitalization Company Risk. For certain Funds, investing in securities of small- and mid-capitalization companies involves greater risk than customarily is associated with investing in larger, more established companies. These companies’ securities may be more volatile and less liquid than those of more established companies. These securities may have returns that vary, sometimes significantly, from the overall securities market. Often small- and mid-capitalization companies and the industries in which they focus are still evolving and, as a result, they may be more sensitive to changing market conditions.
Thematic Investing Risk. Certain Funds rely on the index provider for their respective Underlying Index to identify securities that provide exposure to specific environmental themes, as set forth in the Underlying Index methodology. A Fund’s performance may suffer if such securities are not correctly identified. Performance may also suffer if the securities included in an Underlying Index do not benefit from the development of the applicable environmental theme. Further, to the extent that an index provider evaluates ESG factors as part of an Underlying Index’s methodology, there is a risk that information used by the index provider to evaluate these ESG factors may not be readily available, complete or accurate. This could negatively impact the index provider’s ability to apply its ESG standards when compiling the Underlying Index, and which may negatively impact a Fund’s performance. Performance may also be impacted by the inclusion of non-theme relevant exposures in an Underlying Index. There is no guarantee that an Underlying Index will reflect complete exposure to any particular environmental theme.
NOTE 3—Investment Advisory Agreements and Other Agreements
The Trust has entered into Investment Advisory Agreements with the Adviser on behalf of each Fund, pursuant to which the Adviser has overall responsibility for the selection and ongoing monitoring of the Funds’ investments, managing the Funds’ business affairs and providing certain clerical, bookkeeping and other administrative services.
Pursuant to an Investment Advisory Agreement, each Fund listed below accrues daily and pays monthly to the Adviser an annual unitary management fee. Out of the unitary management fee, the Adviser pays for substantially all expenses of the Funds, including the costs of transfer agency, custody, fund administration, legal, audit and other services, except for distribution fees, if any, brokerage expenses, taxes, interest, acquired fund fees and expenses, if any, litigation expenses and other extraordinary

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expenses, including proxy expenses (except for such proxies related to: (i) changes to the Investment Advisory Agreement, (ii) the election of an Interested Trustee, or (iii) any other matters that directly benefit the Adviser). The unitary management fee is paid by each Fund listed below to the Adviser at the following annual rates:
Unitary Management Fees (as a % of average daily net assets)
China Technology ETF	0.65%
Dorsey Wright Developed Markets Momentum ETF	0.80%
Dorsey Wright Emerging Markets Momentum ETF	0.90%
Global Clean Energy ETF	0.75%
Global Water ETF	0.75%
International BuyBack AchieversTM ETF	0.55%
MSCI Global Climate 500 ETF	0.10%
MSCI Green Building ETF	0.39%
RAFI Developed Markets ex-U.S. ETF(a)	0.43%
RAFI Developed Markets ex-U.S. Small-Mid ETF(b)	0.47%
RAFI Emerging Markets ETF(b)	0.47%
S&P International Developed Quality ETF	0.29%

(a)	Effective March 24, 2025, the Fund’s unitary management fee was reduced from 0.45% to 0.43%.
(b)	Effective March 24, 2025, the Fund’s unitary management fee was reduced from 0.49% to 0.47%.
Pursuant to another Investment Advisory Agreement, each of the following Funds accrues daily and pays monthly to the Adviser an annual fee equal to a percentage of its average daily net assets as follows:
Management Fees (as a % of average daily net assets)
MSCI Global Timber ETF	0.50%
S&P Global Water Index ETF	0.50%
The Trust also has entered into an Amended and Restated Excess Expense Agreement (the “Expense Agreement”) with the Adviser on behalf of each of MSCI Global Timber ETF and S&P Global Water Index ETF, pursuant to which the Adviser has contractually agreed to waive fees and/or pay Fund expenses to the extent necessary to prevent the operating expenses (excluding interest expenses, licensing fees, offering costs, brokerage commissions and other trading expenses, taxes, acquired fund fees and expenses, if any, and extraordinary expenses, including proxy expenses (except for such proxies related to: (i) changes to the Investment Advisory Agreement, (ii) the election of an Interested Trustee, or (iii) any other matters that directly benefit the Adviser)) of each such Fund from exceeding the percentage of the Fund’s average daily net assets per year (the “Expense Cap”) shown in the table below through at least August 31, 2027. Unless the Adviser continues the Expense Agreement, it will terminate on August 31, 2027. During its term, the Expense Agreement cannot be terminated or amended to increase the Expense Cap without approval of the Board of Trustees. The Adviser did not waive fees and/or pay Fund expenses during the period under this Expense Cap for S&P Global Water Index ETF.
Expense Cap
MSCI Global Timber ETF	0.55%
S&P Global Water Index ETF	0.63%
Further, through at least August 31, 2027, the Adviser has contractually agreed to waive the management fee payable by each Fund in an amount equal to the lesser of: (i) 100% of the net advisory fees earned by the Adviser or an affiliate of the Adviser that are attributable to the Fund’s investments in money market funds that are managed by affiliates of the Adviser and other funds (including ETFs) managed by the Adviser or affiliates of the Adviser or (ii) the management fee available to be waived. This waiver does not apply to a Fund’s investment of cash collateral received for securities lending. There is no guarantee that the Adviser will extend the waiver of these fees past that date. This waiver is not subject to recapture by the Adviser.
For the six months ended April 30, 2025, the Adviser waived fees and/or paid Fund expenses for each Fund in the following amounts:
China Technology ETF	$862
Dorsey Wright Developed Markets Momentum ETF	66
Dorsey Wright Emerging Markets Momentum ETF	11
Global Clean Energy ETF	5
Global Water ETF	46
International BuyBack AchieversTM ETF	30

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MSCI Global Climate 500 ETF	$442
MSCI Global Timber ETF	62,642
MSCI Green Building ETF	3
RAFI Developed Markets ex-U.S. ETF	367
RAFI Developed Markets ex-U.S. Small-Mid ETF	44
RAFI Emerging Markets ETF	4,618
S&P Global Water Index ETF	171
S&P International Developed Quality ETF	114
The fees waived and/or expenses borne by the Adviser for MSCI Global Timber ETF and S&P Global Water Index ETF, pursuant to the Expense Cap, are subject to recapture by the Adviser for up to three years from the date the fees were waived or the expenses were incurred, but no recapture payment will be made by the Funds if it would result in the Funds exceeding (i) the Expense Cap or (ii) the expense cap in effect at the time the fees and/or expenses subject to recapture were waived and/or borne by the Adviser.
For the following Fund, the amounts available for potential recapture by the Adviser and the expiration schedule as of April 30, 2025 are as follows:
	Total Potential Recapture Amounts	Potential Recapture Amounts Expiring
		10/31/25	10/31/26	10/31/27	10/31/28
MSCI Global Timber ETF	$322,633	$36,866	$79,259	$143,901	$62,607
The Trust has entered into a Distribution Agreement with Invesco Distributors, Inc. (the “Distributor”), which serves as the distributor of Creation Units for each Fund. The Distributor does not maintain a secondary market in the Shares. The Funds are not charged any fees pursuant to the Distribution Agreement. The Distributor is an affiliate of the Adviser.
The Adviser has entered into a licensing agreement on behalf of each Fund with the following entities (each, a “Licensor”):
Fund	Licensor
China Technology ETF	FTSE International Ltd.
Dorsey Wright Developed Markets Momentum ETF	Dorsey Wright & Associates, LLC
Dorsey Wright Emerging Markets Momentum ETF	Dorsey Wright & Associates, LLC
Global Clean Energy ETF	WilderHill New Energy Finance, LLC
Global Water ETF	Nasdaq, Inc.
International BuyBack AchieversTM ETF	Nasdaq, Inc.
MSCI Global Climate 500 ETF	MSCI, Inc.
MSCI Global Timber ETF	MSCI, Inc.
MSCI Green Building ETF	MSCI, Inc.
RAFI Developed Markets ex-U.S. ETF	FTSE International Ltd.
RAFI Developed Markets ex-U.S. Small-Mid ETF	FTSE International Ltd.
RAFI Emerging Markets ETF	FTSE International Ltd.
S&P Global Water Index ETF	S&P Dow Jones Indices LLC
S&P International Developed Quality ETF	S&P Dow Jones Indices LLC
Each Underlying Index name trademark is owned by its respective Licensor. These trademarks have been licensed to the Adviser for use by the Funds. Each Fund is entitled to use its Underlying Index pursuant to the Trust’s sub-licensing agreement with the Adviser. The Funds are not sponsored, endorsed, sold or promoted by the Licensors, and the Licensors make no representation regarding the advisability of investing in any of the Funds.
The Trust has entered into service agreements whereby BNYM, a wholly-owned subsidiary of The Bank of New York Mellon Corporation, serves as the administrator, custodian, fund accountant and transfer agent for each Fund.
For the six months ended April 30, 2025, the Funds incurred brokerage commissions with Invesco Capital Markets, Inc. ("ICMI"), an affiliate of the Adviser and Distributor, for portfolio transactions executed on behalf of the Funds, as listed below:
China Technology ETF	$132
Dorsey Wright Developed Markets Momentum ETF	6,988
Dorsey Wright Emerging Markets Momentum ETF	875
Global Clean Energy ETF	15,828
Global Water ETF	2,617

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International BuyBack AchieversTM ETF	$7,585
MSCI Global Climate 500 ETF	538
MSCI Global Timber ETF	2,854
MSCI Green Building ETF	98
RAFI Developed Markets ex-U.S. ETF	10,257
RAFI Developed Markets ex-U.S. Small-Mid ETF	8,391
RAFI Emerging Markets ETF	8,352
S&P Global Water Index ETF	4,816
S&P International Developed Quality ETF	61
Portfolio transactions with ICMI that have not settled at period-end, if any, are shown in the Statements of Assets and Liabilities under the receivable caption Investments sold - affiliated broker and/or payable caption Investments purchased - affiliated broker.
NOTE 4—Additional Valuation Information
GAAP defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 — Prices are determined using quoted prices in an active market for identical assets.
Level 2 — Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others. When market movements occur after the close of the relevant foreign securities markets, foreign securities may be fair valued utilizing an independent pricing service.
Level 3 — Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Adviser’s assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
The following is a summary of the tiered valuation input levels, as of April 30, 2025. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
	Level 1	Level 2	Level 3	Total
China Technology ETF
Investments in Securities
Common Stocks & Other Equity Interests	$93,898,296	$855,050,967	$10,965	$948,960,228
Money Market Funds	233,503	108,114,586	-	108,348,089
Total Investments	$94,131,799	$963,165,553	$10,965	$1,057,308,317
Dorsey Wright Developed Markets Momentum ETF
Investments in Securities
Common Stocks & Other Equity Interests	$39,297,390	$224,862,102	$-	$264,159,492
Money Market Funds	-	9,426,666	-	9,426,666
Total Investments	$39,297,390	$234,288,768	$-	$273,586,158
Dorsey Wright Emerging Markets Momentum ETF
Investments in Securities
Common Stocks & Other Equity Interests	$10,370,192	$74,222,456	$-	$84,592,648
Money Market Funds	65,501	3,017,602	-	3,083,103
Total Investments	$10,435,693	$77,240,058	$-	$87,675,751

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	Level 1	Level 2	Level 3	Total
Global Clean Energy ETF
Investments in Securities
Common Stocks & Other Equity Interests	$20,918,695	$43,627,663	$-	$64,546,358
Money Market Funds	-	17,038,034	-	17,038,034
Total Investments	$20,918,695	$60,665,697	$-	$81,584,392
Global Water ETF
Investments in Securities
Common Stocks & Other Equity Interests	$134,402,409	$118,822,760	$-	$253,225,169
Money Market Funds	245,379	39,336,968	-	39,582,347
Total Investments	$134,647,788	$158,159,728	$-	$292,807,516
International BuyBack AchieversTM ETF
Investments in Securities
Common Stocks & Other Equity Interests	$9,773,605	$150,952,779	$-	$160,726,384
Money Market Funds	-	6,561,146	-	6,561,146
Total Investments	$9,773,605	$157,513,925	$-	$167,287,530
MSCI Global Climate 500 ETF
Investments in Securities
Common Stocks & Other Equity Interests	$806,784,608	$364,631,084	$-	$1,171,415,692
Money Market Funds	184,764	32,944,518	-	33,129,282
Total Investments	$806,969,372	$397,575,602	$-	$1,204,544,974
MSCI Global Timber ETF
Investments in Securities
Common Stocks & Other Equity Interests	$28,460,650	$17,362,998	$0	$45,823,648
Money Market Funds	14,378	9,439,336	-	9,453,714
Total Investments	$28,475,028	$26,802,334	$0	$55,277,362
MSCI Green Building ETF
Investments in Securities
Common Stocks & Other Equity Interests	$1,408,768	$3,527,146	$-	$4,935,914
Money Market Funds	-	997,707	-	997,707
Total Investments	$1,408,768	$4,524,853	$-	$5,933,621
RAFI Developed Markets ex-U.S. ETF
Investments in Securities
Common Stocks & Other Equity Interests	$200,188,652	$1,696,920,752	$0	$1,897,109,404
Money Market Funds	8,122	152,602,698	-	152,610,820
Total Investments	$200,196,774	$1,849,523,450	$0	$2,049,720,224
RAFI Developed Markets ex-U.S. Small-Mid ETF
Investments in Securities
Common Stocks & Other Equity Interests	$32,325,281	$290,691,180	$101,002	$323,117,463
Money Market Funds	-	57,696,312	-	57,696,312
Total Investments	$32,325,281	$348,387,492	$101,002	$380,813,775
RAFI Emerging Markets ETF
Investments in Securities
Common Stocks & Other Equity Interests	$210,980,034	$1,017,644,479	$0	$1,228,624,513
Money Market Funds	11,058,085	31,188,703	-	42,246,788
Total Investments in Securities	222,038,119	1,048,833,182	-	1,270,871,301
Other Investments - Assets
Futures Contracts	95,708	-	-	95,708
Total Investments	$222,133,827	$1,048,833,182	$0	$1,270,967,009
S&P Global Water Index ETF
Investments in Securities
Common Stocks & Other Equity Interests	$606,890,867	$324,856,936	$-	$931,747,803
Money Market Funds	-	80,251,712	-	80,251,712
Total Investments	$606,890,867	$405,108,648	$-	$1,011,999,515

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	Level 1	Level 2	Level 3	Total
S&P International Developed Quality ETF
Investments in Securities
Common Stocks & Other Equity Interests	$25,370,955	$381,005,836	$-	$406,376,791
Money Market Funds	235,597	20,033,217	-	20,268,814
Total Investments	$25,606,552	$401,039,053	$-	$426,645,605
NOTE 5—Derivative Investments
The Funds may enter into an International Swaps and Derivatives Association Master Agreement ("ISDA Master Agreement") under which a Fund may trade OTC derivatives. An OTC transaction entered into under an ISDA Master Agreement typically involves a collateral posting arrangement, payment netting provisions and close-out netting provisions. These netting provisions allow for reduction of credit risk through netting of contractual obligations. The enforceability of the netting provisions of the ISDA Master Agreement depends on the governing law of the ISDA Master Agreement, among other factors.
For financial reporting purposes, the Funds do not offset OTC derivative assets or liabilities that are subject to ISDA Master Agreements in the Statements of Assets and Liabilities.
Value of Derivative Investments at Period-End
The table below summarizes the value of each Fund’s derivative investments, detailed by primary risk exposure, held as of April 30, 2025:
Value
RAFI Emerging Markets ETF
Derivative Assets	Equity Risk
Unrealized appreciation on futures contracts—Exchange-Traded	$95,708
Derivatives not subject to master netting agreements	(95,708)
Total Derivative Assets subject to master netting agreements	$-
Effect of Derivative Investments for the Six-Month Period Ended April 30, 2025
The table below summarizes each Fund’s gains (losses) on derivative investments, detailed by primary risk exposure, recognized in earnings during the period:
Location of Gain (Loss) on Statements of Operations
RAFI Emerging Markets ETF
Equity Risk
Realized Gain:
Change in Net Unrealized Appreciation:
Futures contracts	$95,708
Total	$95,708
The table below summarizes the average notional value of derivatives held during the period.
Average Notional Value
RAFI Emerging Markets ETF
Futures contracts	$1,253,074
NOTE 6—Tax Information
The amount and character of income and gains to be distributed are determined in accordance with federal income tax regulations, which may differ from GAAP. Reclassifications are made to the Funds’ capital accounts to reflect income and gains available for distribution (or available capital loss carryforwards) under federal income tax regulations. The tax character of distributions paid during the year and the tax components of net assets will be reported at the Funds’ fiscal year-end.
Capital loss carryforwards are calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforwards actually available for the Funds to utilize. The ability to utilize capital loss carryforwards in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions.

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The Funds had capital loss carryforwards as of October 31, 2024, as follows:
	No expiration
	Short-Term	Long-Term	Total*
China Technology ETF	$282,418,788	$491,590,213	$774,009,001
Dorsey Wright Developed Markets Momentum ETF	159,680,756	-	159,680,756
Dorsey Wright Emerging Markets Momentum ETF	145,057,512	-	145,057,512
Global Clean Energy ETF	78,186,612	173,872,724	252,059,336
Global Water ETF	48,532,238	21,918,572	70,450,810
International BuyBack AchieversTM ETF	51,177,477	7,490,237	58,667,714
MSCI Global Climate 500 ETF	207,138	-	207,138
MSCI Global Timber ETF	11,916,487	7,893,688	19,810,175
MSCI Green Building ETF	175,508	754,064	929,572
RAFI Developed Markets ex-U.S. ETF	-	123,229,356	123,229,356
RAFI Developed Markets ex-U.S. Small-Mid ETF	7,142,508	68,357,098	75,499,606
RAFI Emerging Markets ETF	18,281,560	228,267,220	246,548,780
S&P Global Water Index ETF	-	-	-
S&P International Developed Quality ETF	16,040,295	8,499,551	24,539,846

*
Capital loss carryforwards are reduced for limitations, if any, to the extent required by the Internal Revenue Code and may be further limited depending upon a variety of factors, including the realization of net unrealized gains or losses as of the date of any reorganization.

NOTE 7—Investment Transactions
For the six months ended April 30, 2025, the cost of securities purchased and the proceeds from sales of securities (other than short-term securities, U.S. Government obligations, money market funds and in-kind transactions, if any) were as follows:
	Purchases	Sales
China Technology ETF	$417,866,522	$227,965,969
Dorsey Wright Developed Markets Momentum ETF	117,173,123	112,556,695
Dorsey Wright Emerging Markets Momentum ETF	99,273,229	119,575,979
Global Clean Energy ETF	20,842,678	26,068,002
Global Water ETF	38,451,260	40,179,272
International BuyBack AchieversTM ETF	56,120,787	49,699,885
MSCI Global Climate 500 ETF	143,482,698	150,369,608
MSCI Global Timber ETF	10,136,517	11,045,571
MSCI Green Building ETF	1,108,328	1,304,084
RAFI Developed Markets ex-U.S. ETF	128,870,304	130,253,512
RAFI Developed Markets ex-U.S. Small-Mid ETF	48,957,607	61,601,114
RAFI Emerging Markets ETF	161,602,072	167,641,184
S&P Global Water Index ETF	79,508,986	92,507,647
S&P International Developed Quality ETF	72,263,607	69,448,766
For the six months ended April 30, 2025, in-kind transactions associated with creations and redemptions were as follows:
	In-kind Purchases	In-kind Sales
China Technology ETF	$41,559,535	$16,251,642
Dorsey Wright Developed Markets Momentum ETF	103,913,511	3,602,332
Dorsey Wright Emerging Markets Momentum ETF	728,863	9,074,270
Global Clean Energy ETF	1,436,388	15,137,714
Global Water ETF	-	20,649,330
International BuyBack AchieversTM ETF	92,161,762	32,976,536
MSCI Global Climate 500 ETF	29,933,956	544,598,148
MSCI Global Timber ETF	-	1,412,865
MSCI Green Building ETF	-	3,221,391
RAFI Developed Markets ex-U.S. ETF	138,491,202	87,893,343
RAFI Developed Markets ex-U.S. Small-Mid ETF	-	92,752,297

116

	In-kind Purchases	In-kind Sales
RAFI Emerging Markets ETF	$-	$-
S&P Global Water Index ETF	4,060,306	45,818,220
S&P International Developed Quality ETF	52,134,949	44,824,447
Gains (losses) on in-kind transactions are generally not considered taxable gains (losses) for federal income tax purposes.
As of April 30, 2025, the aggregate cost of investments, including any derivatives, on a tax basis listed below includes adjustments for financial reporting purposes as of the most recently completed federal income tax reporting period-end:
	Gross Unrealized Appreciation	Gross Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)	Cost
China Technology ETF	$134,279,381	$(130,946,626)	$3,332,755	$1,053,975,562
Dorsey Wright Developed Markets Momentum ETF	48,012,028	(1,205,543)	46,806,485	226,779,673
Dorsey Wright Emerging Markets Momentum ETF	11,583,362	(3,494,519)	8,088,843	79,586,908
Global Clean Energy ETF	6,213,116	(45,843,475)	(39,630,359)	121,214,751
Global Water ETF	55,731,843	(9,264,036)	46,467,807	246,339,709
International BuyBack AchieversTM ETF	11,425,608	(8,247,853)	3,177,755	164,109,775
MSCI Global Climate 500 ETF	109,451,272	(79,995,376)	29,455,896	1,175,089,078
MSCI Global Timber ETF	5,523,146	(8,689,374)	(3,166,228)	58,443,590
MSCI Green Building ETF	132,865	(1,558,358)	(1,425,493)	7,359,114
RAFI Developed Markets ex-U.S. ETF	459,792,285	(153,414,430)	306,377,855	1,743,342,369
RAFI Developed Markets ex-U.S. Small-Mid ETF	59,459,496	(57,040,455)	2,419,041	378,394,734
RAFI Emerging Markets ETF	328,317,860	(264,295,259)	64,022,601	1,206,944,408
S&P Global Water Index ETF	197,411,599	(36,019,449)	161,392,150	850,607,365
S&P International Developed Quality ETF	51,717,714	(18,271,578)	33,446,136	393,199,469
NOTE 8—Trustees’ and Officer’s Fees
Trustees’ and Officer’s Fees include amounts accrued by the Funds to pay remuneration to the Independent Trustees and an Officer of the Trust. The Adviser, as a result of the unitary management fee, pays for such compensation for each Fund except MSCI Global Timber ETF and S&P Global Water Index ETF. Interested Trustees do not receive any Trustees’ fees.
The Trust has adopted a deferred compensation plan (the “Plan”). Under the Plan, each Independent Trustee who has executed a Deferred Fee Agreement (a “Participating Trustee”) may defer receipt of all or a portion of their compensation (“Deferral Fees”). Such Deferral Fees are deemed to be invested in select Invesco ETFs. The Deferral Fees payable to a Participating Trustee are valued as of the date such Deferral Fees would have been paid to a Participating Trustee. The value increases with contributions or with increases in the value of the Shares selected, and the value decreases with distributions or with declines in the value of the Shares selected. Obligations under the Plan represent unsecured claims against the general assets of the Funds.
NOTE 9—Capital
Shares are issued and redeemed by each Fund only in Creation Units as discussed in Note 1. Only APs are permitted to purchase or redeem Creation Units from the Funds.
To the extent that the Funds permit transactions in exchange for Deposit Securities, each Fund may issue Shares in advance of receipt of Deposit Securities subject to various conditions, including a requirement to maintain on deposit with the Trust cash at least equal to 105% of the market value of the missing Deposit Securities. In accordance with the Trust’s Participant Agreement, Creation Units will be issued to an AP, notwithstanding the fact that the corresponding Deposit Securities have not been received in part or in whole, in reliance on the undertaking of the AP to deliver the missing Deposit Securities as soon as possible, which undertaking shall be secured by the AP’s delivery and maintenance of collateral consisting of cash in the form of U.S. dollars in immediately available funds having a value (marked-to-market daily) at least equal to 105%, which the Adviser may change from time to time, of the value of the missing Deposit Securities.
Certain transaction fees may be charged by the Funds for creations and redemptions, which are treated as increases in capital.
Transactions in each Fund’s Shares are disclosed in detail in the Statements of Changes in Net Assets.

117

Approval of Investment Advisory and Sub-Advisory Contracts
At a meeting held on April 24, 2025, the Board of Trustees of the Invesco Exchange-Traded Fund Trust II (the “Trust”), including the Independent Trustees, approved the continuation of the Investment Advisory Agreement between Invesco Capital Management LLC (the “Adviser”) and the Trust for the following series (each, a “Fund” and collectively, the “Funds”):
Invesco 0-5 Yr US TIPS ETF
Invesco Alerian Galaxy Blockchain Users and Decentralized Commerce ETF
Invesco Alerian Galaxy Crypto Economy ETF
Invesco California AMT-Free Municipal Bond ETF
Invesco CEF Income Composite ETF
Invesco China Technology ETF
Invesco Dorsey Wright Developed Markets Momentum ETF
Invesco Dorsey Wright Emerging Markets Momentum ETF
Invesco Dorsey Wright SmallCap Momentum ETF
Invesco Emerging Markets Sovereign Debt ETF
Invesco Equal Weight 0-30 Year Treasury ETF
Invesco ESG NASDAQ 100 ETF
Invesco ESG NASDAQ Next Gen 100 ETF
Invesco ESG S&P 500 Equal Weight ETF
Invesco Floating Rate Municipal Income ETF
Invesco Fundamental High Yield® Corporate Bond ETF
Invesco Fundamental Investment Grade Corporate Bond ETF
Invesco Global Clean Energy ETF
Invesco Global ex-US High Yield Corporate Bond ETF
Invesco Global Water ETF
Invesco International BuyBack Achievers™ ETF
Invesco International Corporate Bond ETF
Invesco KBW Bank ETF
Invesco KBW High Dividend Yield Financial ETF
Invesco KBW Premium Yield Equity REIT ETF
Invesco KBW Property & Casualty Insurance ETF
Invesco KBW Regional Banking ETF
Invesco MSCI Global Climate 500 ETF
Invesco MSCI Green Building ETF
Invesco MSCI USA ETF
Invesco NASDAQ 100 ETF
Invesco Nasdaq Biotechnology ETF
Invesco Nasdaq Free Cash Flow Achievers ETF
Invesco NASDAQ Future Gen 200 ETF
Invesco NASDAQ Next Gen 100 ETF
Invesco National AMT-Free Municipal Bond ETF
Invesco New York AMT-Free Municipal Bond ETF
Invesco PHLX Semiconductor ETF
Invesco Preferred ETF
Invesco RAFI Developed Markets ex-U.S. ETF
Invesco RAFI Developed Markets ex-U.S. Small-Mid ETF
Invesco RAFI Emerging Markets ETF
Invesco Russell 1000 Equal Weight ETF
Invesco S&P 500® Enhanced Value ETF
Invesco S&P 500® ex-Rate Sensitive Low Volatility ETF
Invesco S&P 500® High Beta ETF
Invesco S&P 500® High Dividend Growers ETF
Invesco S&P 500® High Dividend Low Volatility ETF
Invesco S&P 500® Low Volatility ETF
Invesco S&P 500 Minimum Variance ETF
Invesco S&P 500® Momentum ETF
Invesco S&P 500 QVM Multi-factor ETF
Invesco S&P 500 Revenue ETF
Invesco S&P Emerging Markets Low Volatility ETF
Invesco S&P Emerging Markets Momentum ETF
Invesco S&P International Developed Low Volatility ETF
Invesco S&P International Developed Momentum ETF
Invesco S&P International Developed Quality ETF
Invesco S&P MidCap 400 QVM Multi-factor ETF
Invesco S&P MidCap 400 Revenue ETF
Invesco S&P MidCap Low Volatility ETF
Invesco S&P SmallCap 600 GARP ETF
Invesco S&P SmallCap 600 QVM Multi-factor ETF
Invesco S&P SmallCap 600 Revenue ETF
Invesco S&P SmallCap Consumer Discretionary ETF
Invesco S&P SmallCap Consumer Staples ETF
Invesco S&P SmallCap Energy ETF
Invesco S&P SmallCap Financials ETF
Invesco S&P SmallCap Health Care ETF
Invesco S&P SmallCap High Dividend Low Volatility ETF
Invesco S&P SmallCap Industrials ETF
Invesco S&P SmallCap Information Technology ETF
Invesco S&P SmallCap Low Volatility ETF
Invesco S&P SmallCap Materials ETF
Invesco S&P SmallCap Quality ETF
Invesco S&P SmallCap Utilities & Communication Services ETF
Invesco S&P Ultra Dividend Revenue ETF
Invesco Senior Loan ETF
Invesco Short Term Treasury ETF
Invesco Taxable Municipal Bond ETF
Invesco Variable Rate Preferred ETF
Also at the April 24, 2025 meeting, the Board of Trustees of the Trust, including the Independent Trustees, approved the continuation of the Investment Sub-Advisory Agreement between the Adviser and the following seven affiliated sub-advisers for each of Invesco Senior Loan ETF and Invesco Short Term Treasury ETF (the “Sub-Advisory Agreement”):  Invesco Advisers, Inc.; Invesco Asset Management Deutschland GmbH; Invesco Asset Management Limited; Invesco Asset Management (Japan) Limited; Invesco Hong Kong Limited; Invesco Senior Secured Management, Inc.; and Invesco Canada Ltd. (each, a “Sub-Adviser” and collectively, the “Sub-Advisers”).

118

Approval of Investment Advisory and Sub-Advisory Contracts—(continued)
Investment Advisory Agreement
The Trustees reviewed information from the Adviser describing:  (i) the nature, extent and quality of services provided, (ii) the investment performance of each Fund and the Adviser, (iii) the fees paid by the Funds and comparisons to amounts paid by other comparable registered investment companies, (iv) the costs of services provided and estimated profits realized by the Adviser, as applicable, (v) the extent to which economies of scale may be realized as a Fund grows and whether fee levels reflect any possible economies of scale for the benefit of Fund shareholders and (vi) any further benefits realized by the Adviser or its affiliates from the Adviser’s relationship with the Funds.
Nature, Extent and Quality of Services. In evaluating the nature, extent and quality of the Adviser’s services, the Trustees reviewed information concerning the functions performed by the Adviser for the Funds, information describing the Adviser’s current organization and staffing, including operational support provided by the Adviser’s parent organization, Invesco Ltd. (“Invesco”), and the background and experience of the persons responsible for the day-to-day management of the Funds.  The Trustees reviewed matters related to the Adviser’s execution and/or oversight of execution of portfolio transactions on behalf of the Funds.
The Trustees reviewed information on the performance of the Funds and their underlying indexes for the one-year, three-year, five-year, ten-year and since-inception periods ended December 31, 2024, as applicable, including reports for each of those periods on the correlation and tracking error between each Fund’s performance and the performance of its underlying index, as well as the Adviser’s analysis of the tracking error and correlation between certain Funds and their underlying indexes.  In reviewing the tracking error reports, the Trustees considered information provided by Invesco’s independent performance and risk management group with respect to general expected tracking error ranges.  The Trustees also considered that certain Funds were created in connection with the purchases by Invesco of the exchange-traded funds (“ETFs”) businesses of Guggenheim Capital LLC (“Guggenheim”) on May 18, 2018 and Massachusetts Mutual Life Insurance Company (“Oppenheimer”) on May 24, 2019 (each, a “Transaction”), and that each such Fund’s performance prior to the closing of the applicable Transaction is that of its predecessor Guggenheim ETF or Oppenheimer ETF.  The Trustees noted that, for each applicable period, the correlation for each Fund, other than the one-year period for Invesco Floating Rate Municipal Income ETF and for Invesco Senior Loan ETF, was within the targeted range set forth in the Trust’s registration statement.  The Trustees reviewed the reasons provided by the Adviser for Invesco Floating Rate Municipal Income ETF’s and Invesco Senior Loan ETF’s correlation to its respective underlying index.  The Trustees noted that, for each applicable period, the tracking error for all Funds was within the targeted range set forth in the Trust’s registration statement.  The Board concluded that each Fund’s correlation to its underlying index and the tracking error for each Fund were within an acceptable range given that Fund’s particular circumstances.
The Trustees considered the services provided by the Adviser in its oversight of the Funds’ administrator, custodian and transfer agent, and its oversight of the Sub-Advisers for Invesco Senior Loan ETF and Invesco Short Term Treasury ETF.  They noted the significant amount of time, effort and resources that had been devoted to this oversight function.
Based on its review, the Board concluded that the nature, extent and quality of services provided by the Adviser to the Funds under the Investment Advisory Agreement were appropriate and reasonable.
Fees, Expenses and Profitability. The Trustees reviewed and discussed the information provided by the Adviser on each Fund’s net expense ratio and unitary advisory fee.  The Trustees noted that the annual advisory fee charged to each Fund, as set forth below, is a unitary advisory fee and that the Adviser compensates each Sub-Adviser (as applicable) from its unitary advisory fee and pays all other operating expenses of each Fund, except that each Fund pays its brokerage expenses, taxes, interest (including, for Invesco Senior Loan ETF, interest expenses associated with any draws on its line of credit), acquired fund fees and expenses, if any, litigation expenses, costs incurred in connection with proxies (except certain proxies) and other extraordinary expenses:
●
0.04% of the Fund’s average daily net assets for Invesco MSCI USA ETF;
●
0.07% of the Fund’s average daily net assets for Invesco 0-5 Yr US TIPS ETF;
●
0.08% of the Fund’s average daily net assets for Invesco Short Term Treasury ETF;
●
0.10% of the Fund’s average daily net assets for Invesco MSCI Global Climate 500 ETF and Invesco S&P 500 Minimum Variance ETF;
●
0.11% of the Fund’s average daily net assets for Invesco S&P 500 QVM Multi-factor ETF;

119

Approval of Investment Advisory and Sub-Advisory Contracts—(continued)
●
0.13% of the Fund’s average daily net assets for Invesco S&P 500 Enhanced Value ETF and Invesco S&P 500 Momentum ETF;
●
0.15% of the Fund’s average daily net assets for Invesco Equal Weight
0-30 Year Treasury ETF, Invesco NASDAQ 100 ETF, Invesco NASDAQ Next Gen 100 ETF, Invesco S&P MidCap 400 QVM Multi-factor ETF and Invesco S&P SmallCap 600 QVM Multi-factor ETF;
●
0.19% of the Fund’s average daily net assets for Invesco Nasdaq Biotechnology ETF and Invesco PHLX Semiconductor ETF;
●
0.20% of the Fund’s average daily net assets for Invesco ESG NASDAQ 100 ETF, Invesco ESG NASDAQ Next Gen 100 ETF, Invesco ESG S&P 500 Equal Weight ETF, Invesco NASDAQ Future Gen 200 ETF and Invesco Russell 1000 Equal Weight ETF;
●
0.22% of the Fund’s average daily net assets for Invesco Fundamental Investment Grade Corporate Bond ETF;
●
0.25% of the Fund’s average daily net assets for Invesco Floating Rate Municipal Income ETF, Invesco S&P 500® ex-Rate Sensitive Low Volatility ETF, Invesco S&P 500® High Beta ETF, Invesco S&P 500® Low Volatility ETF, Invesco S&P International Developed Low Volatility ETF, Invesco S&P International Developed Momentum ETF, Invesco S&P MidCap Low Volatility ETF and Invesco S&P SmallCap Low Volatility ETF;
●
0.28% of the Fund’s average daily net assets for Invesco California AMT-Free Municipal Bond ETF, Invesco National AMT-Free Municipal Bond ETF, Invesco New York AMT-Free Municipal Bond ETF and Invesco Taxable Municipal Bond ETF;
●
0.29% of the Fund’s average daily net assets for Invesco S&P Emerging Markets Low Volatility ETF, Invesco S&P Emerging Markets Momentum ETF, Invesco S&P International Developed Quality ETF, Invesco S&P SmallCap Consumer Discretionary ETF, Invesco S&P SmallCap Consumer Staples ETF, Invesco S&P SmallCap Energy ETF, Invesco S&P SmallCap Financials ETF, Invesco S&P SmallCap Health Care ETF, Invesco S&P SmallCap Industrials ETF, Invesco S&P SmallCap Information Technology ETF, Invesco S&P SmallCap Materials ETF, Invesco S&P SmallCap Quality ETF and Invesco S&P SmallCap Utilities & Communication Services ETF;
●
0.30% of the Fund’s average daily net assets for Invesco S&P 500® High Dividend Low Volatility ETF and Invesco S&P SmallCap High Dividend Low Volatility ETF;
●
0.35% of the Fund’s average daily net assets for Invesco Global ex-US High Yield Corporate Bond ETF, Invesco KBW Bank ETF, Invesco KBW High Dividend Yield Financial ETF, Invesco KBW Premium Yield Equity REIT ETF, Invesco KBW Property & Casualty Insurance ETF, Invesco KBW Regional Banking ETF and Invesco S&P SmallCap 600 GARP ETF;
●
0.39% of the Fund’s average daily net assets for Invesco MSCI Green Building ETF, Invesco Nasdaq Free Cash Flow Achievers ETF, Invesco S&P 500 High Dividend Growers ETF, Invesco S&P 500 Revenue ETF, Invesco S&P MidCap 400 Revenue ETF, Invesco S&P SmallCap 600 Revenue ETF and Invesco S&P Ultra Dividend Revenue ETF;
●
0.43% of the Fund’s average daily net assets for Invesco RAFI Developed Markets ex-U.S. ETF;
●
0.47% of the Fund’s average daily net assets for Invesco RAFI Developed Markets ex-U.S. Small-Mid ETF and Invesco RAFI Emerging Markets ETF;
●
0.50% of the Fund’s average daily net assets for Invesco CEF Income Composite ETF, Invesco Emerging Markets Sovereign Debt ETF, Invesco Fundamental High Yield® Corporate Bond ETF, Invesco International Corporate Bond ETF, Invesco Preferred ETF and Invesco Variable Rate Preferred ETF;
●
0.55% of the Fund’s average daily net assets for Invesco International BuyBack AchieversTM ETF;
●
0.60% of the Fund’s average daily net assets for Invesco Dorsey Wright SmallCap Momentum ETF, Invesco Alerian Galaxy Blockchain Users and Decentralized Commerce ETF and Invesco Alerian Galaxy Crypto Economy ETF;
●
0.65% of the Fund’s average daily net assets for Invesco Senior Loan ETF and Invesco China Technology ETF;
●
0.75% of the Fund’s average daily net assets for Invesco Global Clean Energy ETF and Invesco Global Water ETF;
●
0.80% of the Fund’s average daily net assets for Invesco Dorsey Wright Developed Markets Momentum ETF; and
●
0.90% of the Fund’s average daily net assets for Invesco Dorsey Wright Emerging Markets Momentum ETF.
The Trustees compared each Fund’s net expense ratio to information compiled by the Adviser from Lipper Inc. (“Lipper”) databases on the net expense ratios of comparable ETFs, open-end (non-ETF) index funds and open-end (non-ETF) actively-managed funds, as applicable.  The Trustees noted that the net expense ratios for certain Funds were equal to or lower than the median net expense ratios of their ETF and open-end index peer funds, as applicable, as illustrated in the table below.  The

120

Approval of Investment Advisory and Sub-Advisory Contracts—(continued)
Trustees also noted that the net expense ratios for all of the Funds were lower than the median net expense ratios of their open-end actively-managed peer funds.  The Trustees noted that a portion of each Fund’s operating expenses was attributable to a sub-license fee payable out of the unitary advisory fee charged to that Fund.
Invesco Fund	Equal to/Lower than ETF Peer Median*	Equal to/Lower than Open-End Index Fund Peer Median*	Lower than Open-End Active Fund Peer Median
Invesco 0-5 Yr US TIPS ETF	X		X
Invesco Alerian Galaxy Blockchain Users and Decentralized Commerce ETF	X	N/A	X
Invesco Alerian Galaxy Crypto Economy ETF	X	N/A	X
Invesco California AMT-Free Municipal Bond ETF		N/A	X
Invesco CEF Income Composite ETF	X	N/A	X
Invesco China Technology ETF		N/A	X
Invesco Dorsey Wright Developed Markets Momentum ETF			X
Invesco Dorsey Wright Emerging Markets Momentum ETF			X
Invesco Dorsey Wright SmallCap Momentum ETF			X
Invesco Emerging Markets Sovereign Debt ETF			X
Invesco Equal Weight 0-30 Year Treasury ETF			X
Invesco ESG NASDAQ 100 ETF			X
Invesco ESG NASDAQ Next Gen 100 ETF	X		X
Invesco ESG S&P 500 Equal Weight ETF	X		X
Invesco Floating Rate Municipal Income ETF		N/A	X
Invesco Fundamental High Yield® Corporate Bond ETF		X	X
Invesco Fundamental Investment Grade Corporate Bond ETF			X
Invesco Global Clean Energy ETF		X	X
Invesco Global ex-US High Yield Corporate Bond ETF	X	N/A	X
Invesco Global Water ETF		X	X
Invesco International BuyBack AchieversTM ETF		X	X
Invesco International Corporate Bond ETF			X
Invesco KBW Bank ETF	X		X
Invesco KBW High Dividend Yield Financial ETF	X		X
Invesco KBW Premium Yield Equity REIT ETF	X		X
Invesco KBW Property & Casualty Insurance ETF	X		X
Invesco KBW Regional Banking ETF	X		X
Invesco MSCI Global Climate 500 ETF	X	X	X
Invesco MSCI Green Building ETF	X	N/A	X
Invesco MSCI USA ETF	X	X	X
Invesco NASDAQ 100 ETF	X	X	X
Invesco Nasdaq Biotechnology ETF	X		X
Invesco Nasdaq Free Cash Flow Achievers ETF		X	X
Invesco NASDAQ Future Gen 200 ETF			X
Invesco NASDAQ Next Gen 100 ETF	X		X
Invesco National AMT-Free Municipal Bond ETF			X
Invesco New York AMT-Free Municipal Bond ETF		N/A	X
Invesco PHLX Semiconductor ETF	X		X
Invesco Preferred ETF		N/A	X
Invesco RAFI Developed Markets ex-U.S. ETF			X
Invesco RAFI Developed Markets ex-U.S. Small-Mid ETF			X
Invesco RAFI Emerging Markets ETF			X

121

Approval of Investment Advisory and Sub-Advisory Contracts—(continued)
Invesco Fund	Equal to/Lower than ETF Peer Median*	Equal to/Lower than Open-End Index Fund Peer Median*	Lower than Open-End Active Fund Peer Median
Invesco Russell 1000 Equal Weight ETF	X		X
Invesco S&P 500 Enhanced Value ETF	X		X
Invesco S&P 500® ex-Rate Sensitive Low Volatility ETF	X		X
Invesco S&P 500® High Beta ETF	X		X
Invesco S&P 500® High Dividend Growers ETF			X
Invesco S&P 500® High Dividend Low Volatility ETF	X	X	X
Invesco S&P 500® Low Volatility ETF	X		X
Invesco S&P 500 Minimum Variance ETF	X	X	X
Invesco S&P 500® Momentum ETF	X		X
Invesco S&P 500 QVM Multi-factor ETF	X	X	X
Invesco S&P 500 Revenue ETF			X
Invesco S&P Emerging Markets Low Volatility ETF	X		X
Invesco S&P Emerging Markets Momentum ETF	X		X
Invesco S&P International Developed Low Volatility ETF	X	X	X
Invesco S&P International Developed Momentum ETF	X		X
Invesco S&P International Developed Quality ETF	X		X
Invesco S&P MidCap 400 QVM Multi-factor ETF	X	X	X
Invesco S&P MidCap 400 Revenue ETF			X
Invesco S&P MidCap Low Volatility ETF			X
Invesco S&P SmallCap 600 GARP ETF			X
Invesco S&P SmallCap 600 QVM Multi-factor ETF	X	X	X
Invesco S&P SmallCap 600 Revenue ETF		X	X
Invesco S&P SmallCap Consumer Discretionary ETF	X		X
Invesco S&P SmallCap Consumer Staples ETF	X		X
Invesco S&P SmallCap Energy ETF	X		X
Invesco S&P SmallCap Financials ETF	X		X
Invesco S&P SmallCap Health Care ETF	X		X
Invesco S&P SmallCap High Dividend Low Volatility ETF	X	X	X
Invesco S&P SmallCap Industrials ETF	X		X
Invesco S&P SmallCap Information Technology ETF	X		X
Invesco S&P SmallCap Low Volatility ETF			X
Invesco S&P SmallCap Materials ETF	X		X
Invesco S&P SmallCap Quality ETF			X
Invesco S&P SmallCap Utilities & Communication Services ETF	X	X	X
Invesco S&P Ultra Dividend Revenue ETF		X	X
Invesco Senior Loan ETF	N/A	N/A	X
Invesco Short Term Treasury ETF	X		X
Invesco Taxable Municipal Bond ETF		X	X
Invesco Variable Rate Preferred ETF		X	X

*	The information provided by the Adviser indicated that certain Funds did not have any ETF or open-end index fund peers. Those Funds have been designated in this column with an “N/A” for not available.
In response to questions from the Independent Trustees, the Adviser provided supplemental information regarding each of Invesco Dorsey Wright Emerging Markets Momentum ETF’s, Invesco Global Clean Energy ETF’s, Invesco International Corporate Bond ETF’s, Invesco RAFI Developed Markets ex-U.S. ETF’s, Invesco California AMT-Free Municipal Bond ETF’s, Invesco National AMT-Free Municipal Bond ETF’s, Invesco New York AMT-Free Municipal Bond ETF’s, Invesco Taxable Municipal Bond ETF’s and Invesco Floating Rate Municipal Income ETF’s advisory fees and total expenses and the Lipper peer data.  The Adviser explained

122

Approval of Investment Advisory and Sub-Advisory Contracts—(continued)
its view that the advisory fees and total expenses for these Funds are competitive and generally in line with other comparable funds in the marketplace, particularly in light of the level and nature of services provided and the investment management style of the Adviser.  The Trustees also considered the Adviser’s statements regarding its pricing philosophy and the differing pricing philosophy of certain of the peers.
The Trustees noted information, including fee information, provided by the Adviser regarding other investment products to which it provides investment advisory services, including products that have investment strategies comparable to certain of the Funds.  The Trustees considered the Adviser’s explanation of the differences between the services provided to the Funds and to the other investment products it advises, noting the Adviser’s statement that the management and oversight of the Funds requires substantially more labor and expense.
Based on all of the information provided, the Board concluded that each Fund’s unitary advisory fee was reasonable and appropriate in light of the services provided, the nature of the index, the distinguishing factors of the Fund, and the administrative, operational and management oversight costs for the Adviser.
In conjunction with their review of the unitary advisory fees, the Trustees considered information provided by the Adviser on the revenues received by the Adviser under the Investment Advisory Agreement for the Funds.  The Trustees reviewed information provided by the Adviser regarding its overall profitability, as well as the estimated profitability to the Adviser from its relationship to each Fund.  The Trustees did not consider the revenues received by the Adviser under the Investment Advisory Agreement or the estimated profitability of the Adviser in managing Invesco S&P SmallCap 600 GARP ETF or Invesco MSCI Global Climate 500 ETF because those Funds had not completed a full year of operations as of December 31, 2024. With respect to the Adviser’s profitability information, the Trustees considered that there is no recognized standard or uniform methodology for determining profitability for this purpose.  Furthermore, the Trustees noted that there are limitations inherent in allocating costs and calculating profitability for an organization such as the Adviser’s.  Based on the information provided, the Board concluded that the overall and estimated profitability to the Adviser was not unreasonable.
Economies of Scale and Whether Fee Levels Reflect These Economies of Scale. The Trustees reviewed the information provided by the Adviser as to the extent to which economies of scale may be realized as each Fund grows and whether fee levels reflect economies of scale for the benefit of the Fund’s shareholders.  The Trustees reviewed each Fund’s asset size and unitary advisory fee.  The Trustees noted that any reduction in fixed costs associated with the management of the Funds would be enjoyed by the Adviser, but a unitary advisory fee provides a level of certainty in expenses for the Funds.  The Trustees also noted that the Adviser has reduced advisory fees for the Invesco ETFs numerous times since 2011, including through permanent advisory fee reductions and various advisory fee waivers.  The Board considered whether the unitary advisory fee rate for each Fund was reasonable in relation to the asset size of that Fund and concluded that the unitary advisory fee rates were reasonable and appropriate.
Fall-out Benefits. The Trustees considered that the Adviser identified no additional benefits it receives from its relationship with the Funds, and noted that the Adviser is not a party to any soft-dollar, commission recapture or directed brokerage arrangements with respect to the Funds.  The Trustees also considered benefits received by affiliates of the Adviser that may be directly or indirectly attributed to the Adviser’s relationship with the Funds, including brokerage fees, advisory fees from affiliated money market cash management vehicles and fees as the Funds’ securities lending agent.  The Trustees also considered that Invesco Distributors, Inc., an affiliate of the Adviser, serves as each Fund’s distributor and is paid a distribution fee by the Adviser.  The Board concluded that each Fund’s unitary advisory fee was reasonable, taking into account any ancillary benefits received by affiliates of the Adviser.
Based on all of the information considered and the conclusions reached, the Board, including the Independent Trustees, determined to approve the continuation of the Investment Advisory Agreement for each Fund.  No single factor was determinative in the Board’s analysis.
Investment Sub-Advisory Agreement
As noted above, the Board of Trustees of the Trust, including the Independent Trustees, approved the continuation of the Sub-Advisory Agreement for each of Invesco Senior Loan ETF and Invesco Short Term Treasury ETF at a meeting held on April 24, 2025.  The review process followed by the Board is described in detail above.  In connection with the review of the Sub-Advisory Agreement, the Board considered the factors described below, among others.

123

Approval of Investment Advisory and Sub-Advisory Contracts—(continued)
Nature, Extent and Quality of Services. The Trustees considered the nature, extent and quality of services provided to Invesco Senior Loan ETF and Invesco Short Term Treasury ETF under the Sub-Advisory Agreement.  The Trustees reviewed the qualifications and background of each Sub-Adviser, the services provided by each Sub-Adviser, the investment approach of the Sub-Adviser whose investment personnel manage Invesco Senior Loan ETF’s and Invesco Short Term Treasury ETF’s assets, and the experience and skills of the investment personnel responsible for the day-to-day management of the Funds.
Based on its review, the Board concluded that the nature, extent and quality of services provided by the Sub-Advisers to Invesco Senior Loan ETF and Invesco Short Term Treasury ETF under the Sub-Advisory Agreement were appropriate and reasonable.
Fees, Expenses and Profitability. The Trustees reviewed and discussed the information provided by the Adviser and the Sub-Advisers on the sub-advisory fee rate under the Sub-Advisory Agreement.  The Trustees noted that the sub-advisory fee charged by the Sub-Advisers under the Sub-Advisory Agreement is consistent with the compensation structure used throughout Invesco when Invesco’s affiliates provide sub-advisory services for funds managed by other Invesco affiliates.  The Trustees considered how the sub-advisory fees relate to the overall advisory fee for each of Invesco Senior Loan ETF and Invesco Short Term Treasury ETF and noted that the Adviser compensates each Sub-Adviser from its fee.
The Trustees also reviewed the financial statements provided by Invesco Senior Secured Management, Inc., in connection with the March 13 and April 24, 2025 Board meetings, and Invesco Advisers, Inc., in connection with the April 24, 2025 meeting, and they noted the net income generated by each firm.  The Trustees noted that the Adviser compensates each Sub-Adviser from its fee and that the Adviser provided profitability information with respect to Invesco Senior Loan ETF and Invesco Short Term Treasury ETF.
Economies of Scale and Whether Fee Levels Reflect These Economies of Scale.  As part of their review of the Investment Advisory Agreement for Invesco Senior Loan ETF and Invesco Short Term Treasury ETF, the Trustees considered the extent to which economies of scale may be realized as each Fund grows and whether fee levels reflect economies of scale for the benefit of the Fund’s shareholders.  The Board considered whether the sub-advisory fee rate for Invesco Senior Loan ETF and Invesco Short Term Treasury ETF was reasonable in relation to the asset size of the Funds and concluded that the flat sub-advisory fee rate was reasonable and appropriate.
Fall-out Benefits. The Trustees noted that Invesco Advisers, Inc. receives management fees from affiliated money market funds into which the Funds’ and other Invesco ETFs’ excess cash and securities lending collateral may be invested, and that the Adviser waives its fees with respect to each Fund in an amount equal to the fees received by Invesco Advisers, Inc. on the Fund’s excess cash invested in the affiliated money market funds.  The Trustees also noted the fees received by Invesco Advisers, Inc. in its capacity as securities lending agent for the Invesco ETFs.  The Trustees noted that the Sub-Advisers had not identified any further benefits that they received from their relationships with Invesco Senior Loan ETF and Invesco Short Term Treasury ETF, and that the Sub-Advisers generally do not use or generate soft-dollars with respect to the Funds.  The Board concluded that the sub-advisory fee with respect to each Fund was reasonable, taking into account any ancillary benefits received by the Sub-Advisers.
Based on all of the information considered and the conclusions reached, the Board, including the Independent Trustees, determined to approve the continuation of the Sub-Advisory Agreement for Invesco Senior Loan ETF and Invesco Short Term Treasury ETF.  No single factor was determinative in the Board’s analysis.

124

Approval of Investment Advisory Contracts
At a meeting held on April 24, 2025, the Board of Trustees of the Invesco Exchange-Traded Fund Trust II (the “Trust”), including the Independent Trustees, approved the continuation of the Investment Advisory Agreement between Invesco Capital Management LLC (the “Adviser”) and the Trust for Invesco MSCI Global Timber ETF, Invesco S&P Global Water Index ETF and Invesco Solar ETF (each, a “Fund” and collectively, the “Funds”).
The Trustees reviewed information from the Adviser describing:  (i) the nature, extent and quality of services provided, (ii) the investment performance of the Funds and the Adviser, (iii) the fees and expenses paid by the Funds and comparisons to amounts paid by other comparable registered investment companies, (iv) the costs of services provided and estimated profits realized by the Adviser, (v) the extent to which economies of scale may be realized as a Fund grows and whether fee levels reflect any possible economies of scale for the benefit of Fund shareholders and (vi) any further benefits realized by the Adviser or its affiliates from the Adviser’s relationship with the Funds.
Nature, Extent and Quality of Services.  In evaluating the nature, extent and quality of the Adviser’s services, the Trustees reviewed information concerning the functions performed by the Adviser for the Funds, information describing the Adviser’s current organization and staffing, including operational support provided by the Adviser’s parent organization, Invesco Ltd. (“Invesco”), and the background and experience of the persons responsible for the day-to-day management of the Funds.  The Trustees reviewed matters related to the Adviser’s execution and/or oversight of execution of portfolio transactions on behalf of the Funds.
The Trustees reviewed information on the performance of the Funds and their underlying indexes for the one-year, three-year, five-year, ten-year and since-inception periods ended December 31, 2024, including reports for each of those periods on the correlation and tracking error between each Fund’s performance and the performance of its underlying index, as well as the Adviser’s analysis of the tracking error between Invesco Solar ETF and its underlying index.  In reviewing the tracking error reports, the Trustees considered information provided by Invesco’s independent performance and risk management group with respect to general expected tracking error ranges.  The Trustees also considered that the Funds were created in connection with the purchase by Invesco of the exchange-traded funds (“ETFs”) business of Guggenheim Capital LLC (“Guggenheim”) (the “Transaction”) and that each such Fund’s performance prior to the closing of the Transaction on April 6, 2018, and on May 18, 2018 for the Invesco Solar ETF, is that of its predecessor Guggenheim ETF.  The Trustees noted that, for each applicable period, the correlation and tracking error for each Fund were within the targeted range set forth in the Trust’s registration statement.  The Board concluded that each Fund was correlated to its underlying index and that the tracking error for each Fund was within an acceptable range given that Fund’s particular circumstances.
The Trustees considered the services provided by the Adviser in its oversight of the Funds’ administrator, custodian and transfer agent.  They noted the significant amount of time, effort and resources that had been devoted to this oversight function.
Based on its review, the Board concluded that the nature, extent and quality of services provided by the Adviser to the Funds under the Investment Advisory Agreement were appropriate and reasonable.
Fees, Expenses and Profitability.  The Trustees reviewed and discussed the information provided by the Adviser on each Fund’s contractual advisory fee, net advisory fee and gross and net expense ratios.  The Trustees noted that the annual contractual advisory fee charged to each Fund is 0.50% of the Fund’s average daily net assets and that the Adviser has agreed to waive a portion of its contractual advisory fee and/or pay expenses (an “Expense Cap”) to the extent necessary to prevent the annual operating expenses of each Fund (excluding interest expenses, licensing fees, offering costs, brokerage commissions and other trading expenses, taxes, acquired fund fees and expenses, if applicable, and extraordinary expenses) from exceeding the percentage of that Fund’s average daily net assets, until at least August 31, 2027, as set forth below
●
0.55% for Invesco MSCI Global Timber ETF;
●
0.63% for Invesco S&P Global Water Index ETF; and
●
0.65% for Invesco Solar ETF.
The Trustees compared each Fund’s contractual advisory fee and net expense ratio to information compiled by the Adviser from Lipper Inc. (“Lipper”) databases on the net advisory fees and net expense ratios of comparable ETFs, open-end (non-ETF) index funds and open-end (non-ETF) actively-managed funds.  The Trustees noted that the contractual advisory fees for certain Funds were equal to or lower than the median net advisory fees of their ETF and open-end index peer funds, as illustrated in the table

125

Approval of Investment Advisory Contracts—(continued)
below.  The Trustees also noted that the contractual advisory fees for all of the Funds were lower than the median net advisory fees of their open-end actively-managed peer funds.
Invesco Fund	Equal to/Lower than ETF Peer Median	Equal to/Lower than Open-End Index Fund Peer Median	Lower than Open-End Active Fund Peer Median
Invesco MSCI Global Timber ETF			X
Invesco S&P Global Water Index ETF	X	X	X
Invesco Solar ETF		X	X
The Trustees noted that the net expense ratios for certain Funds were equal to or lower than the median net expense ratios of their open-end index peer funds, as illustrated in the table below.  The Trustees also noted that the net expense ratios for all of the Funds were higher than the median net expense ratios of their ETF peer funds and lower than the median net expense ratios of their open-end actively-managed peer funds.  The Trustees noted that a significant component of the non-advisory fee expenses was the sub-licensing fees paid by the Funds, and noted that each Fund’s sub-license fees are not subject to the Expense Cap.
Invesco Fund	Equal to/Lower than ETF Peer Median	Equal to/Lower than Open-End Index Fund Peer Median	Lower than Open-End Active Fund Peer Median
Invesco MSCI Global Timber ETF			X
Invesco S&P Global Water Index ETF		X	X
Invesco Solar ETF		X	X
In response to questions from the Independent Trustees, the Adviser provided supplemental information regarding the reason for the year-over-year change in Invesco Solar ETF’s expense ratio.
The Trustees noted information, including fee information, provided by the Adviser regarding other investment products to which it provides investment advisory services, including a product that has an investment strategy comparable to that of Invesco Solar ETF.  The Trustees considered the Adviser’s explanation of the differences between the services provided to the Funds and to the other investment products it advises, noting the Adviser’s statement that the management and oversight of the Funds requires substantially more labor and expense.
Based on all of the information provided, the Board determined that the contractual advisory fee and net expense ratio of each Fund were reasonable and appropriate in light of the services provided, the nature of the index, the distinguishing factors of the Fund, and the administrative, operational and management oversight costs for the Adviser.
In conjunction with their review of fees, the Trustees considered information provided by the Adviser on the revenues received by the Adviser under the Investment Advisory Agreement for the Funds, as well as the fees waived and expenses reimbursed by the Adviser for the Funds.  The Trustees reviewed information provided by the Adviser regarding its overall profitability, as well as the estimated profitability to the Adviser from its relationship to each Fund.  With respect to the Adviser’s profitability information, the Trustees considered that there is no recognized standard or uniform methodology for determining profitability for this purpose.  Furthermore, the Trustees noted that there are limitations inherent in allocating costs and calculating profitability for an organization such as the Adviser’s.  Based on the information provided, the Board concluded that the overall and estimated profitability to the Adviser was not unreasonable.
Economies of Scale and Whether Fee Levels Reflect These Economies of Scale.  The Trustees reviewed the information provided by the Adviser as to the extent to which economies of scale may be realized as each Fund grows and whether fee levels reflect economies of scale for the benefit of the Fund’s shareholders.  The Trustees reviewed each Fund’s asset size, advisory fee, expense ratio and Expense Cap agreed to by the Adviser.  The Trustees noted that the Expense Cap agreement with the Trust provides that the Adviser is entitled to be reimbursed by each Fund for fees waived or expenses absorbed pursuant to the Expense Cap for a period of three years from the date the fee or expense was incurred, provided that no reimbursement would be made

126

Approval of Investment Advisory Contracts—(continued)
that would result in a Fund exceeding its Expense Cap then in effect or in effect at the time the fees and/or expenses subject to reimbursement were waived and/or borne by the Adviser.  The Trustees also noted that the Adviser has reduced advisory fees for the Invesco ETFs numerous times since 2011, including through permanent advisory fee reductions and various advisory fee waivers.  The Board considered whether the advisory fee rate for each Fund was reasonable in relation to the asset size of that Fund and concluded that the flat advisory fee rates were reasonable and appropriate.
Fall-out Benefits.  The Trustees considered that the Adviser identified no additional benefits it receives from its relationship with the Funds, and noted that the Adviser is not a party to any soft-dollar, commission recapture, or directed brokerage arrangements with respect to the Funds.  The Trustees also considered benefits received by affiliates of the Adviser that may be directly or indirectly attributed to the Adviser’s relationship with the Funds, including brokerage fees, advisory fees from affiliated money market cash management vehicles and fees as the Funds’ securities lending agent.  The Trustees also considered that Invesco Distributors, Inc., an affiliate of the Adviser, serves as each Fund’s distributor and is paid a distribution fee by the Adviser.  The Board concluded that each Fund’s advisory fee was reasonable, taking into account any ancillary benefits received by affiliates of the Adviser.
Based on all of the information considered and the conclusions reached, the Board, including the Independent Trustees, determined to approve the continuation of the Investment Advisory Agreement for each Fund.  No single factor was determinative in the Board’s analysis.

127

Other Information Required in Form N-CSR (Items 8-11)
Changes in and Disagreements with Accountants for Open-End Management Investment Companies
Not applicable.
Proxy Disclosures for Open-End Management Investment Companies
Not applicable.
Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies
Remuneration paid to the Funds’ trustees or officers and others, if any, is disclosed within the financial statements.
Statement Regarding Basis for Approval of Investment Advisory Contracts
The statement regarding basis for approval of investment advisory contracts can be found in the Approval of Investment Advisory and Sub-Advisory Contracts section of this report.

128

©2025 Invesco Capital Management LLC
3500 Lacey Road, Suite 700
Downers Grove, IL 60515
P-INTL-NCSRS
invesco.com/ETFs

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Not applicable.

Item 9. Proxy Disclosures for Open-End Management Investment Companies.

Not applicable.

Item 10. Remuneration Paid to Directors, Officers, and Others for Open-End Management Investment Companies.

This information is filed under Item 7 of this Form N-CSR.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

This information is filed under Item 7 of this Form N-CSR.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 15. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the Board that would require disclosure herein.

Item 16. Controls and Procedures.

(a) Based on their evaluation of the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act) as of a date within 90 days of the filing date of this report, the Registrant's Principal Executive Officer ("PEO") and Principal Financial Officer ("PFO") have concluded that such disclosure controls and procedures are effective.

(b) There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activity for Closed-End Management Investment Companies.

Not applicable.

Item 18. Recovery of Erroneously Awarded Compensation.

Not applicable.

Item 19. Exhibits.

19(a)(1) Not applicable.

19(a)(2) Not applicable.

19(a)(3) Certifications of the Registrant's PEO and PFO pursuant to Rule 30a-2(a) under the Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached as Exhibit 99.CERT.

19(a)(4) Not applicable.

19(a)(5) Not applicable.

19(b) Certifications of Registrant's PEO and PFO pursuant to Rule 30a-2(b) under the Act and Section 906 of the Sarbanes-Oxley Act of 2002 are attached as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Invesco Exchange-Traded Fund Trust II

By:    /s/ Brian Hartigan                                          .

Name: Brian Hartigan

Title:Principal Executive Officer

Date: July 3, 2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:    /s/ Brian Hartigan                                          ..

Name:Brian Hartigan

Title:Principal Executive Officer

Date: July 3, 2025

By:       /s/ Kelli Gallegos                                             ____

Name:Kelli Gallegos

Title:Principal Financial Officer

Date:July 3, 2025